Form N-CSR (Page 1 of 6)

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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08941

                                                  The Vantagepoint Funds
(Exact name of registrant as specified in charter)

            777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240
(Address of principal executive offices)               (Zip code)

Angela Montez, Secretary of the Registrant
            777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240
(Name and address of agent for service)

Registrant's telephone number, including area code: 202-962-4600

Date of fiscal year end:	12/31/10

Date of reporting period:	01/01/10 - 06/30/10

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Form N-CSR (Page 2 of 6)

Item 1 (Report to Shareholders): The semi-annual report is set forth below.

SEMIANNUAL REPORT

June 30, 2010

VANTAGEPOINT FUNDS

Table of Contents

Vantagepoint Shareholder Expenses	1
Vantagepoint Funds Returns	3
Vantagepoint Funds Investment Objectives	5
Vantagepoint Funds Portfolio Holdings	14

Vantagepoint Funds
Statements of Assets and Liabilities	16
Statements of Operations	23
Statements of Changes in Net Assets	30
Financial Highlights	48
Notes to Financial Statements	66
Schedules of Investments	112

Shareholder Expenses

As a shareholder of a Vantagepoint Fund, you incur ongoing expenses, such as advisory fees and other fund expenses. The following example is intended to help you understand your ongoing expenses (in dollars and cents) of investing in a fund and to compare these expenses with the ongoing expenses of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses

The first section in the example below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the Milestone 2045 Fund commenced operations on January 4, 2010, therefore, “Actual Expenses Paid During the Period” reflect activity from January 4, 2010 through June 30, 2010.

Hypothetical Example for Comparison Purposes

The second section in the example below provides information about the hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that while the Milestone 2045 Fund commenced operations on January 4, 2010, the “Hypothetical Expenses Paid During the Period” reflect projected activity for the full six month period for the purposes of comparability. The projection assumes that the annualized expense ratio for the Fund was in effect during the period from January 1, 2010 through June 30, 2010.

ACTUAL					HYPOTHETICAL
Beginning Account Value 1/01/10	Ending Account Value 6/30/10	2010 Annualized Expense Ratio	Expenses Paid During Period*	Vantagepoint Funds	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	2010 Annualized Expense Ratio	Expenses Paid During Period*
$1,000.00	$1,000.00	0.29%	$1.44	Money Market**	$1,000.00	$1,023.36	0.29%	$1.45
$1,000.00	$1,022.10	0.64%	$3.21	Low Duration Bond	$1,000.00	$1,021.62	0.64%	$3.21
$1,000.00	$1,045.10	0.65%	$3.30	Inflation Protected Securities	$1,000.00	$1,021.57	0.65%	$3.26
$1,000.00	$978.70	0.81%	$3.97	Asset Allocation	$1,000.00	$1,020.78	0.81%	$4.06
$1,000.00	$942.90	0.86%	$4.14	Equity Income	$1,000.00	$1,020.53	0.86%	$4.31
$1,000.00	$935.20	0.81%	$3.89	Growth & Income	$1,000.00	$1,020.78	0.81%	$4.06
$1,000.00	$915.60	0.85%	$4.04	Growth	$1,000.00	$1,020.58	0.85%	$4.26
$1,000.00	$973.30	0.99%	$4.84	Select Value	$1,000.00	$1,019.89	0.99%	$4.96
$1,000.00	$969.50	0.96%	$4.69	Aggressive Opportunities	$1,000.00	$1,020.03	0.96%	$4.81
$1,000.00	$962.90	0.97%	$4.72	Discovery	$1,000.00	$1,019.98	0.97%	$4.86
$1,000.00	$871.20	0.98%	$4.55	International	$1,000.00	$1,019.93	0.98%	$4.91
$1,000.00	$998.00	0.93%	$4.61	Diversifying Strategies	$1,000.00	$1,020.18	0.93%	$4.66
$1,000.00	$1,052.10	0.42%	$2.14	Core Bond Index Class I	$1,000.00	$1,022.71	0.42%	$2.11
$1,000.00	$1,052.90	0.22%	$1.12	Core Bond Index Class II	$1,000.00	$1,023.70	0.22%	$1.10
$1,000.00	$930.80	0.44%	$2.11	500 Stock Index Class I	$1,000.00	$1,022.61	0.44%	$2.21
$1,000.00	$932.70	0.24%	$1.15	500 Stock Index Class II	$1,000.00	$1,023.60	0.24%	$1.20
$1,000.00	$940.90	0.43%	$2.07	Broad Market Index Class I	$1,000.00	$1,022.66	0.43%	$2.16
$1,000.00	$941.60	0.23%	$1.11	Broad Market Index Class II	$1,000.00	$1,023.65	0.23%	$1.15
$1,000.00	$986.20	0.46%	$2.27	Mid/Small Company Index Class I	$1,000.00	$1,022.51	0.46%	$2.31
$1,000.00	$987.20	0.26%	$1.28	Mid/Small Company Index Class II	$1,000.00	$1,023.51	0.26%	$1.30
$1,000.00	$860.20	0.60%	$2.77	Overseas Equity Index Class I	$1,000.00	$1,021.82	0.60%	$3.01
$1,000.00	$860.70	0.40%	$1.85	Overseas Equity Index Class II	$1,000.00	$1,022.81	0.40%	$2.01

ACTUAL						HYPOTHETICAL
Beginning Account Value 1/01/10	Ending Account Value 6/30/10	2010 Annualized Expense Ratio	Expenses Paid During Period*		Vantagepoint Funds	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	2010 Annualized Expense Ratio	Expenses Paid During Period*
$1,000.00	$999.10	0.88%	$4.36		Model Portfolio Savings Oriented**	$1,000.00	$1,020.43	0.88%	$4.41
$1,000.00	$985.50	0.90%	$4.43		Model Portfolio Conservative Growth**	$1,000.00	$1,020.33	0.90%	$4.51
$1,000.00	$967.50	0.93%	$4.54		Model Portfolio Traditional Growth**	$1,000.00	$1,020.18	0.93%	$4.66
$1,000.00	$953.90	0.97%	$4.70		Model Portfolio Long-Term Growth**	$1,000.00	$1,019.98	0.97%	$4.86
$1,000.00	$929.20	1.04%	$4.97		Model Portfolio All-Equity Growth**	$1,000.00	$1,019.64	1.04%	$5.21
$1,000.00	$1,000.00	0.93%	$4.61		Milestone Retirement Income**	$1,000.00	$1,020.18	0.93%	$4.66
$1,000.00	$973.80	0.96%	$4.70		Milestone 2010**	$1,000.00	$1,020.03	0.96%	$4.81
$1,000.00	$969.60	0.92%	$4.49		Milestone 2015**	$1,000.00	$1,020.23	0.92%	$4.61
$1,000.00	$962.90	0.91%	$4.43		Milestone 2020**	$1,000.00	$1,020.28	0.91%	$4.56
$1,000.00	$955.80	0.93%	$4.51		Milestone 2025**	$1,000.00	$1,020.18	0.93%	$4.66
$1,000.00	$947.10	0.94%	$4.54		Milestone 2030**	$1,000.00	$1,020.13	0.94%	$4.71
$1,000.00	$939.60	0.96%	$4.62		Milestone 2035**	$1,000.00	$1,020.03	0.96%	$4.81
$1,000.00	$937.20	0.95%	$4.56		Milestone 2040**	$1,000.00	$1,020.08	0.95%	$4.76
$1,000.00	$936.00	1.10%	$5.19	***	Milestone 2045**	$1,000.00	$1,019.34	1.10%	$5.51

*	Expenses are calculated using each fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half year divided by total number of days in fiscal year e.g. 181/365] (to reflect the one-half year period).

**	This fund invests in one or more other mutual funds. The annualized expense ratio includes this fund’s proportionate share of the expense ratio of such other mutual fund(s).
***	Expenses are calculated using Milestone 2045 Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half year divided by total number of days in fiscal year e.g. 178/365] (to reflect actual days in the period).

Vantagepoint Funds Returns
As of June 30, 2010

	Year-to-date through 6/30/10	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date*
Actively Managed Funds

Money Market Fund[1]	0.00%	0.00%	1.62%	2.67%	2.40%	—	3/99
Low Duration Bond Fund	2.21%	6.19%	4.78%	4.14%	—	4.00%	12/00
Inflation Protected Securities Fund	4.51%	9.49%	7.75%	5.24%	5.47%	—	7/92
Asset Allocation Fund	-2.13%	14.25%	-10.03%	-1.18%	0.08%	—	12/74
Equity Income Fund	-5.71%	18.16%	-9.81%	-0.19%	4.83%	—	4/94
Growth & Income Fund	-6.48%	15.11%	-8.71%	-0.19%	0.42%	—	10/98
Growth Fund	-8.44%	12.18%	-11.43%	-1.90%	-3.79%	—	4/83
Select Value Fund	-2.67%	23.57%	—	—	—	-6.78%	10/07
Aggressive Opportunities Fund	-3.05%	24.48%	-6.64%	2.41%	-1.08%	—	10/94
Discovery Fund	-3.71%	21.66%	—	—	—	-9.25%	10/07
International Fund	-12.88%	5.62%	-12.29%	1.31%	0.72%	—	10/94
Diversifying Strategies Fund[2]	-0.20%	3.09%	—	—	—	-0.30%	10/07

Index Funds

Core Bond Index Fund (Class I)	5.21%	9.02%	7.09%	5.08%	6.09%	—	6/97
Core Bond Index Fund (Class II)	5.29%	9.19%	7.31%	5.28%	6.29%	—	4/99
500 Stock Index Fund (Class I)	-6.92%	13.88%	-10.17%	-1.22%	-2.01%	—	6/97
500 Stock Index Fund (Class II)	-6.73%	14.28%	-9.98%	-0.99%	-1.81%	—	4/99
Broad Market Index Fund (Class I)	-5.91%	15.47%	-9.50%	-0.52%	-1.23%	—	10/94
Broad Market Index Fund (Class II)	-5.84%	15.67%	-9.33%	-0.34%	-1.03%	—	4/99
Mid/Small Company Index Fund (Class I)	-1.38%	23.04%	-7.45%	1.42%	1.29%	—	6/97
Mid/Small Company Index Fund (Class II)	-1.28%	23.39%	-7.26%	1.63%	1.49%	—	4/99
Overseas Equity Index Fund (Class I)	-13.98%	4.29%	-13.78%	0.34%	-0.43%	—	6/97
Overseas Equity Index Fund (Class II)	-13.93%	4.48%	-13.62%	0.53%	-0.21%	—	4/99

Model Portfolio Funds[3]

Model Portfolio Savings Oriented Fund	-0.09%	8.59%	1.54%	3.29%	3.86%	—	2/95
Model Portfolio Conservative Growth Fund	-1.45%	9.86%	-0.57%	2.87%	3.07%	—	4/96
Model Portfolio Traditional Growth Fund	-3.25%	11.89%	-3.39%	2.19%	2.03%	—	4/96
Model Portfolio Long-Term Growth Fund	-4.61%	13.30%	-5.55%	1.80%	1.11%	—	4/96
Model Portfolio All-Equity Growth Fund	-7.08%	15.36%	-9.35%	0.40%	—	-0.47%	10/00

Vantagepoint Funds Returns
As of June 30, 2010

	Year-to-date through 6/30/10	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date*
Milestone Funds[2,3,4]

Milestone Retirement Income Fund	0.00%	9.50%	1.01%	3.22%	—	3.13%	1/05
Milestone 2010 Fund	-2.62%	7.36%	-1.12%	2.73%	—	2.57%	1/05
Milestone 2015 Fund	-3.04%	10.36%	-2.92%	2.50%	—	2.31%	1/05
Milestone 2020 Fund	-3.71%	11.31%	-4.29%	2.09%	—	1.92%	1/05
Milestone 2025 Fund	-4.42%	12.03%	-5.51%	1.72%	—	1.54%	1/05
Milestone 2030 Fund	-5.29%	12.58%	-6.66%	1.33%	—	1.15%	1/05
Milestone 2035 Fund	-6.04%	12.95%	-7.65%	0.96%	—	0.80%	1/05
Milestone 2040 Fund	-6.28%	13.82%	-7.97%	0.78%	—	0.63%	1/05
Milestone 2045 Fund	-6.40%	—	—	—	—	-6.40%	1/10

*

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for the Model Portfolio Funds for periods prior to December 4, 2000, represents performance of the funds prior to SEC registration. For periods prior to SEC registration, the performance shown is of a commingled fund that had the same investment objectives and policies of each respective fund that was advised by an affiliate of each fund’s adviser. This past performance was adjusted at a fund’s inception to reflect expenses of a fund. The commingled funds were not registered mutual funds and therefore were not subject to the same investment and tax restrictions as a registered fund. If the commingled funds had been subject to such restrictions, performance may have been lower. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA Retirement Corporation and member FINRA/SIPC. For a current prospectus and for performance data current to the most recent month end, contact ICMA-RC Services, LLC by calling 800-669-7400, or by visiting icmarc.org/vpperformance. Para asistencia en Español llame al 800-669-8216.

[1]

Investments in the Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share there is no guarantee that it will do so. It is possible to lose money by investing in the fund. Performance of the Money Market Fund is dependent upon the performance of the underlying fund in which it invests.

[2]

As of January 4, 2010, the principle investment strategies were changed for the Diversifying Strategies Fund and the Milestone Funds. Performance before that date should not be considered representative of these funds as they are currently managed.

[3]	Performance of the Model Portfolio Funds and Milestone Funds is dependent upon the performance of the underlying funds in which each Model Portfolio Fund and Milestone Fund invests.

[4]

The share values of the Milestone Funds are not guaranteed at any time, including at or after each Milestone Fund’s target year, which is the year when investors expect to retire and begin making gradual withdrawals. There is no guarantee that a Milestone Fund will provide adequate income at and through an investor’s retirement or that the investor will have adequate savings for retirement. The Milestone Funds’ asset allocations change over time, as described in The Vantagepoint Funds’ prospectus.

Vantagepoint Funds Investment Objectives

Fund ticker symbols are included in parentheses after fund names. Total net assets presented are as of June 30, 2010.

Actively Managed Funds

Money Market Fund[1] (VAMXX)	Year of Inception: 1999	Total Net Assets: $358 million

Investment Objective:	To seek maximum current income, consistent with maintaining liquidity and a stable share price of $1.00.

Market Index:	30-Day Treasury Bill

Peer Group:	MFR Prime Retail Average

Low Duration Bond Fund (VPIPX)	Year of Inception: 2000	Total Net Assets: $445 million

Investment Objective:	To seek total return that is consistent with preservation of capital.

Investment Subadvisers:	Payden & Rygel
STW Fixed Income Management LLC

Market Index:	BofA Merrill Lynch 1-3 Year US Corporate & Government Index

Peer Group:	Morningstar Short-Term Bond Funds Average

Inflation Protected Securities Fund (VPTSX)	Year of Inception: 1992	Total Net Assets: $431 million

Investment Objective:	To offer current income.

Investment Subadviser:	Pacific Investment Management Company, LLC BlackRock Financial Management, Inc.

Market Index:	Barclays Capital U.S. TIPS Index (Series-L)

Peer Group:	Morningstar Inflation-Protected Bond Funds Average

Asset Allocation Fund (VPAAX)	Year of Inception: 1974	Total Net Assets: $399 million

Investment Objective:	To offer long-term capital growth at a lower level of risk than an all-equity portfolio.

Investment Subadviser:	Mellon Capital Management Corporation

Market Index:	S&P 500 Index

Peer Group:	Morningstar Moderate Allocation Funds Average

[1]

Investments in the Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share there is no guarantee that it will do so. It is possible to lose money by investing in the fund.

Equity Income Fund (VPEIX)	Year of Inception: 1994	Total Net Assets: $1,473 million

Investment Objective:	To offer long-term capital growth with consistency derived from dividend yield.

Investment Subadvisers:	Barrow, Hanley, Mewhinney, & Strauss, LLC
Southeastern Asset Management, Inc.
T. Rowe Price Associates, Inc.

Market Index:	Russell 1000 Value Index

Peer Group:	Morningstar Large Value Funds Average

Growth & Income Fund (VPGIX)	Year of Inception: 1998	Total Net Assets: $975 million

Investment Objective:	To offer long-term capital growth and current income.

Investment Subadvisers:	Fiduciary Management, Inc.
T. Rowe Price Associates, Inc.
Wellington Management Company, LLP

Market Index:	S&P 500 Index

Peer Group:	Morningstar Large Blend Funds Average

Growth Fund (VPGRX)	Year of Inception: 1983	Total Net Assets: $1,608 million

Investment Objective:	To offer long-term capital growth.

Investment Subadvisers:	Columbus Circle Investors
D. G. Capital Management Trust
Legg Mason Capital Management, Inc.
Tukman Grossman Capital Management, Inc.
Westfield Capital Management Company, L.P.

Market Index:	Russell 1000 Growth Index

Peer Group:	Morningstar Large Growth Funds Average

Select Value Fund (VPSVX)	Year of Inception: 2007	Total Net Assets: $276 million

Investment Objective:	To offer long-term growth from dividend income and capital appreciation.
Investment Subadvisers:	Artisan Partners Limited Partnership
Systematic Financial Management, L.P.
WEDGE Capital Management L.L.P.

Market Index:	Russell Midcap Value Index

Peer Group:	Morningstar Mid-Cap Value Funds Average

Aggressive Opportunities Fund (VPAOX)	Year of Inception: 1994	Total Net Assets: $949 million

Investment Objective:	To offer high long-term capital appreciation.

Investment Subadvisers:	Legg Mason Capital Management, Inc.
Southeastern Asset Management, Inc.
TimesSquare Capital Management, LLC
Wellington Management Company, LLP

Market Index:	Russell Midcap Growth Index

Peer Group:	Morningstar Mid-Cap Growth Funds Average

Discovery Fund (VPDSX)	Year of Inception: 2007	Total Net Assets: $166 million

Investment Objective:	To offer long-term capital growth.

Investment Subadvisers:	Payden & Rygel
Wellington Management Company, LLP

Market Index:	Russell 2000 Index

Peer Group:	Morningstar Small Blend Funds Average

International Fund (VPINX)	Year of Inception: 1994	Total Net Assets: $961 million

Investment Objective:	To offer long-term capital growth and diversification by country.

Investment Subadvisers:	Artisan Partners Limited Partnership
GlobeFlex Capital, LP
Mondrian Investment Partners Limited
Walter Scott & Partners Limited

Market Index:	MSCI Europe Australasia Far East (EAFE) (Net) Index

Peer Group:	Morningstar Foreign Large Blend Funds Average

Diversifying Strategies Fund (VPDAX)	Year of Inception: 2007	Total Net Assets: $724 million

Investment Objective:	To offer long-term capital growth.

Investment Subadvisers:	Analytic Investors, LLC
Calamos Advisors, LLC
Mellon Capital Management Corporation
Payden & Rygel
Shenkman Capital Management, Inc.

Market Index:	Barclays Capital U.S. Intermediate Aggregate Bond Index

Index Funds

The Vantagepoint Index Funds are designed to approximate the investment characteristics and performance of their respective specified benchmarks. Mellon Capital Management Corporation is the subadviser of the Index Funds.

(Class I and II ticker symbols are listed.) Inception date listed is for the fund and not for the respective classes.

Core Bond Index Fund (VPCIX/VPCDX)	Year of Inception: 1997	Total Net Assets: $998 million

Investment Objective:	To offer current income by approximating the performance of the Barclays Capital U.S. Aggregate Bond Index.

Market Index:	Barclays Capital U.S. Aggregate Bond Index

500 Stock Index Fund (VPFIX/VPSKX)	Year of Inception: 1997	Total Net Assets: $310 million

Investment Objective:	To offer long-term capital growth by approximating the performance of the S&P 500 Index.

Market Index:	S&P 500 Index

Broad Market Index Fund (VPMIX/VPBMX)	Year of Inception: 1994	Total Net Assets: $429 million

Investment Objective:	To offer long-term capital growth by approximating the performance of the Wilshire 5000 Total Market Index.

Market Index:	Wilshire 5000 Total Market Index

Mid/Small Company Index Fund (VPSIX/VPMSX)	Year of Inception: 1997	Total Net Assets: $273 million

Investment Objective:	To offer long-term capital growth by approximating the performance of the Wilshire 4500 Completion Index.

Market Index:	Wilshire 4500 Completion Index

Overseas Equity Index Fund (VPOIX/VPOEX)	Year of Inception: 1997	Total Net Assets: $159 million

Investment Objective:	To offer long-term capital growth and diversification by approximating the performance of the MSCI Europe Australasia Far East (EAFE) (Net) Index.

Market Index:	MSCI EAFE (Net) Index

The Fund’s investment objective and principal investment strategies are based on the MSCI EAFE (Net) Index.

Model Portfolio Funds

Model Portfolio Savings Oriented Fund (VPSOX)	Year of Inception: 1995	Total Net Assets: $312 million

Investment Objective:	To offer capital preservation, reasonable current income, and some capital growth while seeking to limit risk.

Allocation Ranges:	Fixed Income Funds

	Vantagepoint Low Duration Bond Fund	26% - 36%
	Vantagepoint Core Bond Index Fund (Class I)	4% - 14%
	Vantagepoint Inflation Protected Securities Fund	10% - 20%

Equity Funds

	Vantagepoint Equity Income Fund	5% - 15%
	Vantagepoint Growth & Income Fund	5% - 15%
	Vantagepoint International Fund	0% - 10%

Multi-Strategy Fund

	Vantagepoint Diversifying Strategies Fund	18% - 22%

Market Index:	Barclays Capital U.S. Intermediate Aggregate Bond Index

Peer Group:	Morningstar Conservative Allocation Funds Average

Model Portfolio Conservative Growth Fund (VPCGX)	Year of Inception: 1996	Total Net Assets: $527 million

Investment Objective:	To offer reasonable current income and capital preservation, with modest potential for capital growth.

Allocation Ranges:	Fixed Income Funds

	Vantagepoint Low Duration Bond Fund	14% - 24%
	Vantagepoint Core Bond Index Fund (Class I)	7% - 17%
	Vantagepoint Inflation Protected Securities Fund	5% - 15%

Equity Funds

	Vantagepoint Equity Income Fund	6% - 16%
	Vantagepoint Growth & Income Fund	4% - 14%
	Vantagepoint Growth Fund	1% - 11%
	Vantagepoint Select Value Fund	0% - 8%
	Vantagepoint Aggressive Opportunities Fund	0% - 8%
	Vantagepoint International Fund	3% - 13%

Multi-Strategy Fund

	Vantagepoint Diversifying Strategies Fund	17% - 21%

Market Index:	Barclays Capital U.S. Intermediate Aggregate Bond Index

Peer Group:	Morningstar Conservative Allocation Funds Average

Model Portfolio Traditional Growth Fund (VPTGX)	Year of Inception: 1996	Total Net Assets: $1,302 million

Investment Objective:	To offer moderate capital growth and reasonable current income.

Allocation Ranges:	Fixed Income Funds

	Vantagepoint Low Duration Bond Fund	3% - 13%
	Vantagepoint Core Bond Index Fund (Class I)	8% - 18%
	Vantagepoint Inflation Protected Securities Fund	0% - 9%

Equity Funds

	Vantagepoint Equity Income Fund	7% - 17%
	Vantagepoint Growth & Income Fund	7% - 17%
	Vantagepoint Growth Fund	5% - 15%
	Vantagepoint Select Value Fund	1% - 11%
	Vantagepoint Aggressive Opportunities Fund	1% - 11%
	Vantagepoint Discovery Fund	0% - 8%
	Vantagepoint International Fund	7% - 17%

Multi-Strategy Fund

	Vantagepoint Diversifying Strategies Fund	13% - 17%

Market Index:	S&P 500 Index

Peer Group:	Morningstar Moderate Allocation Funds Average

Model Portfolio Long-Term Growth Fund (VPLGX)	Year of Inception: 1996	Total Net Assets: $1,558 million

Investment Objective:	To offer high long-term capital growth and modest current income.

Allocation Ranges:	Fixed Income Fund

	Vantagepoint Core Bond Index Fund (Class I)	8% - 18%

Equity Funds

	Vantagepoint Equity Income Fund	8% - 18%
	Vantagepoint Growth & Income Fund	8% - 18%
	Vantagepoint Growth Fund	7% - 17%
	Vantagepoint Select Value Fund	4% - 14%
	Vantagepoint Aggressive Opportunities Fund	4% - 14%
	Vantagepoint Discovery Fund	0% - 10%
	Vantagepoint International Fund	11% - 21%

Multi-Strategy Fund

	Vantagepoint Diversifying Strategies Fund	10% - 14%

Market Index:	S&P 500 Index

Peer Group:	Morningstar Large Blend Funds Average

Model Portfolio All-Equity Growth Fund (VPAGX)	Year of Inception: 2000	Total Net Assets: $569 million

Investment Objective:	To offer high long-term capital growth.

Allocation Ranges:	Equity Funds

	Vantagepoint Equity Income Fund	13% - 23%
	Vantagepoint Growth & Income Fund	12% - 22%
	Vantagepoint Growth Fund	12% - 22%
	Vantagepoint Select Value Fund	5% - 15%
	Vantagepoint Aggressive Opportunities Fund	5% - 15%
	Vantagepoint Discovery Fund	4% - 14%
	Vantagepoint International Fund	15% - 25%

Market Indexes:	S&P 500 Index

Peer Group:	Morningstar Large Blend Funds Average

Vantagepoint Milestone Funds

Milestone Retirement Income Fund (VPRRX)	Year of Inception: 2005	Total Net Assets: $108 million

Investment Objective:	To seek to offer current income and opportunities for capital growth that have limited risk.

Allocation Ranges:	Fixed Income Funds

	Vantagepoint Low Duration Bond Fund	26% - 36%
	Vantagepoint Core Bond Index Fund (Class I)	4% - 14%
	Vantagepoint Inflation Protected Securities Fund	10% - 20%

Equity Funds

	Vantagepoint Equity Income Fund	5% - 15%
	Vantagepoint Growth & Income Fund	5% - 15%
	Vantagepoint International Fund	0% - 10%

Multi-Strategy Fund

	Vantagepoint Diversifying Strategies Fund	15% - 25%

Market Index:	Barclays Capital U.S. Intermediate Aggregate Bond Index

Peer Group:	Morningstar Retirement Income Funds Average

Milestone 2010 Fund (VPRQX)	Year of Inception: 2005	Total Net Assets: $122 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	Fixed Income Funds

	Vantagepoint Low Duration Fund	9% - 19%
	Vantagepoint Core Bond Index Fund (Class I)	1% - 11%
	Vantagepoint Inflation Protected Securities Fund	10% - 20%

Equity Funds

	Vantagepoint Equity Income Fund	14% - 24%
	Vantagepoint Growth & Income Fund	6% - 16%
	Vantagepoint Growth Fund	3% - 13%
	Vantagepoint Mid/Small Company Index Fund (Class I)	0% - 5%
	Vantagepoint International Fund	5% - 15%

Multi-Strategy Fund

	Vantagepoint Diversifying Strategies Fund	13% - 23%

Market Indexes:	Barclays Capital U.S. Intermediate Aggregate Bond Index

Peer Group:	Morningstar Target Date 2000-2010 Funds Average

Milestone 2015 Fund (VPRPX)	Year of Inception: 2005	Total Net Assets: $228 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	Fixed Income Funds

	Vantagepoint Low Duration Fund	5% - 15%
	Vantagepoint Core Bond Index Fund (Class I)	6% - 16%
	Vantagepoint Inflation Protected Securities Fund	3% - 13%

Equity Funds

	Vantagepoint Equity Income Fund	14% - 24%
	Vantagepoint Growth & Income Fund	6% - 16%
	Vantagepoint Growth Fund	3% - 13%
	Vantagepoint Mid/Small Company Index Fund (Class I)	2% - 12%
	Vantagepoint International Fund	6% - 16%

Multi-Strategy Fund

	Vantagepoint Diversifying Strategies Fund	11% - 21%

Market Indexes:	S&P 500 Index

Peer Group:	Morningstar Target Date 2011-2015 Funds Average

Milestone 2020 Fund (VPROX)	Year of Inception: 2005	Total Net Assets: $220 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	Fixed Income Funds

	Vantagepoint Low Duration Fund	1% - 11%
	Vantagepoint Core Bond Index Fund (Class I)	10% - 20%
	Vantagepoint Inflation Protected Securities Fund	0% - 5%

Equity Funds

	Vantagepoint Equity Income Fund	17% - 27%
	Vantagepoint Growth & Income Fund	7% - 17%
	Vantagepoint Growth Fund	3% - 13%
	Vantagepoint Mid/Small Company Index Fund (Class I)	4% - 14%
	Vantagepoint International Fund	8% - 18%

Multi-Strategy Fund

	Vantagepoint Diversifying Strategies Fund	10% - 20%

Market Indexes:	S&P 500 Index

Peer Group:	Morningstar Target Date 2016-2020 Funds Average

Milestone 2025 Fund (VPRNX)	Year of Inception: 2005	Total Net Assets: $174 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	Fixed Income Funds

	Vantagepoint Low Duration Bond Fund	0% - 7%
	Vantagepoint Core Bond Index Fund (Class I)	8% - 18%

Equity Funds

	Vantagepoint Equity Income Fund	18% - 28%
	Vantagepoint Growth & Income Fund	8% - 18%
	Vantagepoint Growth Fund	4% - 14%
	Vantagepoint Mid/Small Company Index Fund (Class I)	7% - 17%
	Vantagepoint International Fund	10% - 20%

Multi-Strategy Fund

	Vantagepoint Diversifying Strategies Fund	8% - 18%

Market Index:	S&P 500 Index

Peer Group:	Morningstar Target Date 2021-2025 Funds Average

Milestone 2030 Fund (VPRMX)	Year of Inception: 2005	Total Net Assets: $144 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	Fixed Income Fund

	Vantagepoint Low Duration Bond Fund	0% - 6%
	Vantagepoint Core Bond Index Fund (Class I)	3% - 13%

Equity Funds

	Vantagepoint Equity Income Fund	20% - 30%
	Vantagepoint Growth & Income Fund	9% - 19%
	Vantagepoint Growth Fund	6% - 16%
	Vantagepoint Mid/Small Company Index Fund (Class I)	10% - 20%
	Vantagepoint International Fund	11% - 21%

Multi-Strategy Fund

	Vantagepoint Diversifying Strategies Fund	5% - 15%

Market Index:	S&P 500 Index

Peer Group:	Morningstar Target Date 2026-2030 Funds Average

Milestone 2035 Fund (VPRLX)	Year of Inception: 2005	Total Net Assets: $91 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	Fixed Income Fund

	Vantagepoint Low Duration Bond Fund	0% - 5%
	Vantagepoint Core Bond Index Fund (Class I)	0% - 10%

Equity Funds

	Vantagepoint Equity Income Fund	21% - 31%
	Vantagepoint Growth & Income Fund	10% - 20%
	Vantagepoint Growth Fund	7% - 17%
	Vantagepoint Mid/Small Company Index Fund (Class I)	14% - 24%
	Vantagepoint International Fund	13% - 23%

Multi-Strategy Fund

	Vantagepoint Diversifying Strategies Fund	0% - 10%

Market Indexes:	S&P 500 Index

Peer Group:	Morningstar Target Date 2031-2035 Funds Average

Milestone 2040 Fund (VPRKX)	Year of Inception: 2005	Total Net Assets: $94 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	Fixed Income Fund

	Vantagepoint Core Bond Index Fund (Class I)	0% - 10%

Equity Funds

	Vantagepoint Equity Income Fund	22% - 32%
	Vantagepoint Growth & Income Fund	11% - 21%
	Vantagepoint Growth Fund	8% - 18%
	Vantagepoint Mid/Small Company Index Fund (Class I)	15% - 25%
	Vantagepoint International Fund	14% - 24%

Multi-Strategy Fund

	Vantagepoint Diversifying Strategies Fund	0% - 5%

Market Index:	S&P 500 Index

Peer Group:	Morningstar Target Date 2036-2040 Funds Average

Milestone 2045 Fund (VPRJX)	Year of Inception: 2010	Total Net Assets: $12 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	Fixed Income Fund

	Vantagepoint Core Bond Index Fund (Class I)	0% - 10%

Equity Funds

	Vantagepoint Equity Income Fund	22% - 32%
	Vantagepoint Growth & Income Fund	11% - 21%
	Vantagepoint Growth Fund	8% - 18%
	Vantagepoint Mid/Small Company Index Fund (Class I)	15% - 25%
	Vantagepoint International Fund	14% - 24%

Market Index:	S&P 500 Index

Peer Group:	Morningstar Target Date 2041-2045 Funds Average

Barclays Capital U.S. Aggregate Bond Index – consists of investment-grade U.S. fixed income securities.

Barclays Capital U.S. Intermediate Aggregate Bond Index – is comprised of U.S. Government, mortgage, corporate and asset-backed securities with maturities of one to 10 years.

Barclays Capital U.S. Treasury Inflation Protected Securities (“TIPS”) Index (Series-L) – consists of all U.S. Treasury Inflation Protected Securities rated investment grade or better, having at least one year to final maturity, and at least $250 million par amount outstanding. The Series L reference identifies this index as the former Lehman Brothers U.S. Treasury Inflation Protected Securities (TIPS) Index.

BofA Merrill Lynch 1-3 Year US Corporate & Government Bond Index – tracks the performance of U.S. dollar-denominated investment grade Government and corporate public debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years.

MSCI Europe Australasia Far East (“EAFE”) (Net) Index (“MSCI EAFE (Net) Index”) – is a free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra’s methodology.

Russell 1000 Index – measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents a large portion of the investible U.S. equity market.

Russell 1000 Growth Index – measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Value Index – measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

Russell Midcap Index – measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap Index represents approximately one-third of the total market capitalization of the Russell 1000 companies.

Russell Midcap Growth Index – measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Value Index – measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Index – measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Russell 3000 Index – measures the performance of the largest 3000 U.S. companies based on market capitalization representing a substantial portion of the investable U.S. equity market.

Standard & Poor’s 500 Index (“S&P 500”) – consists of 500 stocks representing larger capitalization companies traded in the U.S.

Wilshire 5000 Total Market Index – consists of all U.S. equity securities with readily available price data (which includes common stocks, interests in real estate investment trusts and limited partnership interests of U.S. companies, that have their primary market listing in the U.S.) and is calculated using a float-adjusted market capitalization weighting. The float-adjusted methodology adjusts an individual stock’s market capitalization to account for (by excluding) shares that may be restricted or otherwise unavailable for purchase.

Wilshire 4500 Completion Index – consists of all U.S. equity securities included in the Wilshire 5000 Total Market Index securities, excluding the companies in the S&P 500 Index. As such, it consists of small- and mid-capitalization U.S. equity securities. It is calculated using a float-adjusted market capitalization weighting, which adjusts an individual stock’s market capitalization to account for (by excluding) shares that may be restricted or otherwise unavailable for purchase.

Vantagepoint Funds Portfolio Holdings

Money Market Fund Holdings (% of Total Investments)

Fund Name	Repurchase Agreements	Certificates of Deposits	Time Deposits	Variable Rate Demand Notes	Commercial Paper	Medium Term Notes	Asset-Backed Commercial Paper	Euro CDs	Call Deposit Accounts	Other

Money Market Fund*	9.6%	22.6%	2.5%	23.3%	16.2%	4.6%	17.4%	1.1%	1.2%	1.5%

* Holdings of the underlying Short-Term Investments Trust Liquid Assets Portfolio in which the Money Market Fund invests substantially all of its assets. Other represents: Repurchase Agreements (Non-Govt) 0.4%, U.S. Agency Floaters 0.5%, and Tax-Exempt Commercial Paper 0.6%.

Fixed Income Funds’ Sector Allocation (% of Net Assets)

	Asset-backed	Mortgage- related	Corporates	U.S. Treasury	U.S. Government Agency	Non-U.S. Government Agency	Sovereign	Supranatural	U.S. Municipal	Non-U.S. Regional Authority	Cash/Cash Equivalents[1]

Low Duration Bond Fund	16.3%	3.6%	58.1%	6.7%	6.4%	1.2%	1.8%	0.7%	1.1%	1.6%	2.5%

Inflation Protected Securities Fund	0.1%	0.0%	3.8%	91.2%	0.4%	0.0%	0.0%	0.1%	0.0%	0.0%	4.4%

Core Bond Index Fund Class I and II	0.4%	37.1%	17.8%	31.7%	7.8%	1.3%	0.9%	1.2%	0.6%	0.5%	0.7%

Due to rounding, allocations may not add up to 100%.

Equity Funds’ Asset Class Allocation (% of Net Assets)

	Stocks	Cash/Cash Equivalents[1]

Equity Income Fund	92.1%	7.9%

500 Stock Index Fund Class I and II	98.7%	1.2%

Growth & Income Fund	96.5%	3.5%

Broad Market Index Fund Class I and II	97.8%	2.2%

Growth Fund	94.5%	5.5%

Select Value Fund	96.2%	3.8%

Aggressive Opportunities Fund	97.3%	2.7%

Mid/Small Company Index Class I and II	97.7%	2.3%

Equity Funds’ Sector Allocation (% of Total Investments)

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecomm Services	Utilities	Other

Equity Income Fund	18.2%	5.3%	12.7%	20.3%	6.7%	11.0%	10.5%	4.7%	6.4%	4.3%	0.0%

500 Stock Index Fund Class I and II	10.1%	11.5%	10.7%	16.3%	12.1%	10.3%	18.7%	3.4%	3.0%	3.7%	0.1%

Growth & Income Fund	13.7%	11.4%	6.2%	16.7%	12.1%	14.5%	18.6%	3.7%	1.6%	1.3%	0.0%

Broad Market Index Fund Class I and II	10.3%	10.2%	10.1%	17.5%	12.2%	10.5%	18.6%	3.8%	2.9%	3.8%	0.2%

Growth Fund	12.2%	15.2%	6.9%	9.4%	15.2%	8.5%	28.4%	3.8%	0.4%	0.2%	0.0%

Select Value Fund	10.8%	6.1%	6.3%	25.0%	4.0%	17.2%	14.1%	5.6%	1.2%	9.6%	0.0%

Aggressive Opportunities Fund	15.4%	2.8%	6.2%	19.2%	13.4%	14.7%	19.3%	2.7%	4.9%	0.8%	0.6%

Mid/Small Company Index Fund Class I and II	13.5%	3.6%	6.4%	22.4%	12.0%	13.9%	15.7%	5.7%	2.0%	4.5%	0.4%

Allocations represent the portion of each fund classified as stocks above and due to rounding, the allocations may not add up to 100%.

Vantagepoint Discovery Fund’s Asset Class Allocation (% of Net Assets)

	Stocks	Bonds	Cash/Cash Equivalents[1]

Discovery Fund*	97.0%	49.0%	2.0%

* For the Discovery Fund, portfolio exposures represent the market value of physical securities and the measurement of exposure to asset classes through the derivative instruments held by the fund as a percent of the fund’s net assets. For the purpose of displaying this allocation information, exposure through derivatives is measured based on the value of the underlying assets, rate or index represented by the derivative. This measurement is different from the valuation used for the purposes of calculating the fund’s net asset value. This measurement method is intended to reflect the “economic exposure” of the derivative - effectively, the market exposure, to the fund. This results in a total percentage in the chart that exceeds 100%.

Vantagepoint Funds Portfolio Holdings (continued)

Vantagepoint Discovery Fund’s Fixed Income Sector Allocation (% of Net Assets excluding equities)

	Asset-backed	Mortgage- related	Corporates	U.S. Treasury	U.S. Gov. Agency	Non-U.S. Gov. Agency	Sovereign	Supranatural	U.S. Municipal	Non-U.S. Regional Authority Bonds	Cash/Cash[1] Equivalent

Discovery Fund*	1.9%	3.9%	50.4%	11.9%	27.8%	0.6%	0.9%	0.0%	0.2%	1.0%	1.5%

* For the Discovery Fund, the fixed income sector allocations were calculated using the actual fixed income securities held. This represents the portion of the fund classified as bonds above. Due to rounding, allocations may not add up to 100%.

Vantagepoint Discovery Fund’s Equity Sector Allocation (% of Total Investments excluding bonds)

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecomm	Utilities	Other

Discovery Fund*	12.1%	4.8%	7.3%	18.4%	12.6%	15.2%	19.4%	5.2%	1.3%	3.5%	0.1%

* For the Discovery Fund, the equity sector allocations were calculated using the actual equity securities held by the fund and blending them with the sectors represented in the Russell 2000 Index futures held by this Fund. This represents the portion of the fund classified as stocks above and due to rounding, the allocations may not add up to 100%.

Country Allocation for the International Fund and Overseas Equity Index Fund (% of Net Assets)

	Australia	Canada	France	Germany	Hong Kong	Italy	Japan	Netherlands	Singapore	Spain	Sweden	Switzerland	United Kingdom	Cash/Cash Equivalents[1]	Other**

International Fund	5.0%	4.2%	9.8%	5.7%	5.1%	1.7%	19.1%	4.5%	3.8%	3.1%	1.3%	7.1%	13.6%	4.1%	11.9%

Overseas Equity Index Fund Class I and II	7.8%	0.0%	9.0%	7.1%	2.4%	2.7%	22.7%	4.4%	1.6%	3.4%	2.8%	8.1%	18.2%	2.1%	7.7%

** Other represents countries not listed above with under a 1.6% individual weighting.

Model Portfolio Funds and Milestone Funds Underlying Fund Allocation (% of Net Assets)

	Low Duration Bond Fund	Core Bond Index Fund, Class I	Inflation Protected Securities Fund	Equity Income Fund	Growth & Income Fund	Growth Fund	Select Value Fund	Mid/Small Index Fund, Class I	Aggressive Opportunities Fund	Discovery Fund	International Fund	Diversifying Strategies Fund

Model Portfolio Savings Oriented Fund	31.0%	9.0%	15.0%	10.0%	10.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	20.0%

Model Portfolio Conservative Growth Fund	19.0%	12.0%	10.0%	11.0%	9.0%	6.0%	3.0%	0.0%	3.0%	0.0%	8.0%	19.0%

Model Portfolio Traditional Growth Fund	8.0%	13.0%	4.0%	12.0%	12.0%	10.0%	5.5%	0.0%	5.5%	3.0%	12.0%	15.0%

Model Portfolio Long-Term Growth Fund	0.0%	13.0%	0.0%	13.0%	13.0%	11.5%	8.5%	0.0%	8.5%	4.5%	16.0%	12.0%

Model Portfolio All-Equity Growth Fund	0.0%	0.0%	0.0%	18.0%	17.0%	17.0%	9.5%	0.0%	9.5%	9.0%	20.0%	0.0%

Milestone Retirement Income Fund	31.0%	9.0%	15.0%	10.0%	10.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	20.0%

Milestone 2010 Fund	13.7%	6.8%	14.3%	19.0%	11.0%	7.5%	0.0%	0.7%	0.0%	0.0%	9.7%	17.4%

Milestone 2015 Fund	9.5%	11.2%	6.8%	19.4%	11.1%	7.6%	0.0%	7.0%	0.0%	0.0%	11.3%	16.1%

Milestone 2020 Fund	5.7%	14.8%	0.0%	21.8%	11.9%	8.6%	0.0%	9.5%	0.0%	0.0%	13.0%	14.8%

Milestone 2025 Fund	2.1%	12.6%	0.0%	23.4%	13.4%	9.6%	0.0%	12.1%	0.0%	0.0%	14.8%	12.3%

Milestone 2030 Fund	1.0%	7.9%	0.0%	24.8%	14.4%	10.8%	0.0%	15.2%	0.0%	0.0%	16.5%	9.5%

Milestone 2035 Fund	0.0%	5.0%	0.0%	26.2%	15.1%	12.1%	0.0%	19.0%	0.0%	0.0%	18.1%	4.5%

Milestone 2040 Fund	0.0%	5.0%	0.0%	27.4%	16.0%	12.6%	0.0%	20.0%	0.0%	0.0%	19.0%	0.0%

Milestone 2045 Fund	0.0%	5.0%	0.0%	27.4%	16.0%	12.6%	0.0%	20.0%	0.0%	0.0%	19.0%	0.0%

Vantagepoint Asset Allocation’s Asset Class Allocation (% of Net Assets)

	Stocks	Bonds	Cash/Cash Equivalents[1]

Vantagepoint Asset Allocation Fund	80.0%	20.0%	0.0%

Vantagepoint Diversifying Strategies Fund’s Asset Class Allocation (% of Net Assets)

	Stocks		Bonds		Cash		Currencies
	Long	Short	Long	Short	Long	Short	Long	Short
Vantagepoint Diversifying Strategies Fund***	15%	-10%	103%	-19%	9%	0%	17%	-17%

*** For the Diversifying Strategies Fund, portfolio exposures represent the market value of physical securities and a measurement of exposure to asset classes through the derivative instruments held by the fund as a percent of the fund’s net assets. For the purpose of displaying this allocation information, exposure through derivatives is measured based on the value of the underlying assets, rate or index represented by the derivative. This measurement is different from the valuation used for the purposes of calculating the fund’s net asset value. This measurement method is intended to reflect the “economic exposure” of the derivative - effectively, the market exposure to the fund. This results in a total percentage reflected in the chart that exceeds 100%. In its use of derivative instruments, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies) and short positions (the values of which move in the opposite direction as the prices of the underlying investments, pools of investments, indexes or currencies). These long and short positions are reflected above.

1 Cash allocation reduced by other assets and liabilities such as receivables, payables, and accrued expenses as detailed in the Statements of Assets & Liabilities.

VANTAGEPOINT FUNDS

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

	Money Market	Low Duration Bond(1)	Inflation Protected Securities(2)	Asset Allocation	Equity Income
ASSETS:
Investment in securities, at value†	$356,605,414	$446,040,136	$441,378,301	$405,204,569	$1,541,856,268
Cash	—	6,561	—	—	158
Cash denominated in foreign currencies	—	—	287,091	—	—
Receivables:
Dividends	60,476	2,523	3,823	396,333	1,783,557
Interest	—	3,750,799	3,374,952	791,737	—
Security lending income	—	7	248	1,853	4,050
Investments sold	—	8,899,992	—	806,029	238,609
Fund shares sold	1,300,525	1,074,184	1,141,197	2,114	1,143,277
Due from investment adviser(a)	108,777	—	—	—	—
Recoverable foreign taxes	—	—	878	—	—
Variation margin on futures contracts	—	750	31,867	—	—
Unrealized appreciation on swap agreements	—	—	776,890	—	—
Due from Broker	—	—	688,665	—	—
Total Assets	358,075,192	459,774,952	447,683,912	407,202,635	1,545,025,919
LIABILITIES:
Payables:
Investments purchased	61,100	11,180,876	—	810,780	10,596,222
Distributions	—	1,073,139	1,116,553	—	—
Fund shares redeemed	—	319,603	211,430	132,281	503,846
Variation margin on futures contracts	—	—	—	100,470	—
Collateral for securities loaned	—	1,706,609	13,490,277	6,432,130	58,345,737
Collateral for swap agreements	—	—	1,200,000	—	—
Options written, at value (Premium $0, $0, $261,907, $0 and $0, respectively)	—	—	424,291	—	—
Due to custodian	—	—	49,889	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	130,746	—	—	—
Accrued Expenses:
Advisory fees	29,413	36,480	35,121	34,105	127,941
Subadviser fees	—	163,654	158,954	297,311	1,573,427
Fund services fees	102,948	127,682	122,926	119,370	447,801
Administration fees	4,895	5,877	5,877	5,877	5,877
Directors’ fees and expenses	1,412	1,507	1,529	1,472	5,936
Other accrued expenses	130,920	89,582	78,264	142,143	227,424
Total Liabilities	330,688	14,835,755	16,895,111	8,075,939	71,834,211
NET ASSETS	$357,744,504	$444,939,197	$430,788,801	$399,126,696	$1,473,191,708
NET ASSETS REPRESENTED BY:
Paid-in capital	$357,744,504	$443,911,257	$410,075,672	$483,549,137	$1,623,785,615
Undistributed net investment income (loss)	—	(110,184)	154,941	4,533,738	26,777,609
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency transactions, written options and swap agreements	—	(5,584,109)	1,038,857	(73,239,153)	(93,689,321)
Net unrealized appreciation (depreciation) on investments, futures contracts, foreign currency transactions, written options and swap agreements	—	6,722,233	19,519,331	(15,717,026)	(83,682,195)
NET ASSETS	$357,744,504	$444,939,197	$430,788,801	$399,126,696	$1,473,191,708
CAPITAL SHARES:
Net Assets	$357,744,504	$444,939,197	$430,788,801	$399,126,696	$1,473,191,708
Shares Outstanding	357,744,504	44,377,709	39,000,645	66,692,540	203,022,538
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$1.00	$10.03	$11.05	$5.98	$7.26
Cost of investments	$356,605,414	$439,164,349	$422,389,565	$420,985,950	$1,625,539,989
Cost of cash denominated in foreign currencies	$—	$—	$313,745	$—	$—

† Includes securities on loan with values of (Note 7):	$—	$1,696,139	$13,216,166	$6,214,199	$56,157,825

(1)	Formerly Short-Term Bond Fund.

(2)	Formerly US Government Securities Fund.

(a)	Voluntary fee waiver (Note 4).

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

	Growth & Income	Growth	Select Value	Aggressive Opportunities
ASSETS:
Investment in securities, at value†	$1,020,408,408	$1,647,069,916	$297,666,598	$1,053,313,838
Cash	—	103,687	—	—
Cash denominated in foreign currencies	—	—	—	14
Receivables:
Dividends	1,053,653	1,170,446	503,734	356,112
Security lending income	2,969	7,922	1,707	24,329
Investments sold	1,144,605	11,592,204	338,132	3,699,341
Fund shares sold	716,083	635,986	34,760	43,065
Recoverable foreign taxes	14,872	—	—	6,170
Total Assets	1,023,340,590	1,660,580,161	298,544,931	1,057,442,869
LIABILITIES:
Payables:
Investments purchased	2,522,836	9,744,915	1,817,090	9,230,864
Fund shares redeemed	568,433	522,637	16,438	288,082
Collateral for securities loaned	44,156,188	39,423,131	20,081,909	96,948,360
Accrued Expenses:
Advisory fees	84,156	139,007	23,855	82,823
Subadviser fees	905,374	1,553,461	376,750	1,234,149
Fund services fees	294,549	486,532	83,492	289,886
Administration fees	5,877	5,868	5,877	5,877
Directors’ fees and expenses	3,953	6,040	1,104	3,924
Other accrued expenses	169,902	363,668	76,193	175,401
Total Liabilities	48,711,268	52,245,259	22,482,708	108,259,366
NET ASSETS	$974,629,322	$1,608,334,902	$276,062,223	$949,183,503
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,088,829,789	$2,307,119,394	$327,599,118	$979,198,830
Undistributed net investment income (loss)	7,715,776	4,425,218	1,366,820	(659,637)
Accumulated net realized loss on investments, futures contracts, foreign currency transactions, written options and swap agreements	(179,711,118)	(737,869,077)	(62,461,244)	(51,128,874)
Net unrealized appreciation on investments, futures contracts, foreign currency transactions, written options and swap agreements	57,794,875	34,659,367	9,557,529	21,773,184
NET ASSETS	$974,629,322	$1,608,334,902	$276,062,223	$949,183,503
CAPITAL SHARES:
Net Assets	$974,629,322	$1,608,334,902	$276,062,223	$949,183,503
Shares Outstanding	122,711,091	228,202,035	34,398,853	102,876,983
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$7.94	$7.05	$8.03	$9.23
Cost of investments	$962,613,107	$1,612,410,549	$288,109,069	$1,031,539,511
Cost of cash denominated in foreign currencies	$—	$—	$—	$16

† Includes securities on loan with values of (Note 7):	$42,646,179	$37,818,628	$19,331,645	$94,595,892

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

	Discovery	International	Diversifying Strategies(3)
ASSETS:
Investment in securities, at value†	$179,901,206	$1,007,763,465	$722,450,613
Cash	2,331	—	2,658,168
Cash denominated in foreign currencies	32,772	6,016,625	1,906
Receivables:
Dividends	103,003	2,418,156	38,953
Interest	576,755	—	4,287,422
Security lending income	2,784	48,390	—
Investments sold	864,850	1,702,971	25,546
Fund shares sold	12,372	368,504	—
Recoverable foreign taxes	—	894,614	10,094
Unrealized appreciation on swap agreements	—	—	2,067,686
Unrealized appreciation on forward foreign currency exchange contracts	—	—	3,303,352
Total Assets	181,496,073	1,019,212,725	734,843,740
LIABILITIES:
Payables:
Investments purchased	1,265,223	6,739,350	1,881,382
Fund shares redeemed	260,267	387,640	133,121
Variation margin on futures contracts	715,862	—	495,794
Collateral for securities loaned	12,930,036	49,206,321	—
Unrealized depreciation on swap agreements	—	—	156,645
Due to Broker	—	—	2,546,531
Due to custodian	—	219,463	—
Unrealized depreciation on forward foreign currency exchange contracts	13,759	—	4,659,503
Accrued Expenses:
Advisory fees	14,328	80,736	59,810
Subadviser fees	193,211	1,246,861	780,839
Fund services fees	50,147	282,580	209,338
Administration fees	5,877	5,877	5,877
Directors’ fees and expenses	677	3,868	2,814
Other accrued expenses	51,086	375,008	168,915
Total Liabilities	15,500,473	58,547,704	11,100,569
NET ASSETS	$165,995,600	$960,665,021	$723,743,171
NET ASSETS REPRESENTED BY:
Paid-in capital	$207,079,354	$1,221,900,578	$729,162,311
Undistributed net investment income	839,184	26,630,512	7,574,500
Accumulated net realized loss on investments, futures contracts, foreign currency transactions, written options and swap agreements	(42,632,029)	(206,262,223)	(9,040,897)
Net unrealized appreciation (depreciation) on investments, futures contracts, foreign currency transactions, written options and swap agreements	709,091	(81,603,846)	(3,952,743)
NET ASSETS	$165,995,600	$960,665,021	$723,743,171
CAPITAL SHARES:
Net Assets	$165,995,600	$960,665,021	$723,743,171
Shares Outstanding	22,867,475	124,574,689	73,652,699
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$7.26	$7.71	$9.83
Cost of investments	$175,907,070	$1,089,372,134	$724,159,871
Cost of cash denominated in foreign currencies	$32,690	$5,994,127	$1,902

† Includes securities on loan with values of (Note 7):	$11,944,372	$46,587,811	$—

(3)	Formerly Diversified Assets Fund.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
ASSETS:
Investment in securities, at value†	$1,018,157,546	$317,400,231	$448,856,502	$304,692,172	$158,754,367
Cash	—	4,049	14,862	11,269	122,326
Cash denominated in foreign currencies	—	—	—	—	641,585
Receivables:
Dividends	2,149	413,155	548,403	295,424	350,617
Interest	7,665,723	—	—	—	—
Security lending income	648	2,053	8,474	25,162	383
Investments sold	21,277,068	—	155,596	470,802	1,945
Fund shares sold	3,673,858	57,328	493,444	490,167	12,918
Recoverable foreign taxes	517	—	—	—	301,061
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	—	117,059
Total Assets	1,050,777,509	317,876,816	450,077,281	305,984,996	160,302,261
LIABILITIES:
Payables:
Investments purchased	33,721,837	—	—	388,089	—
Distributions	3,540,525	—	—	—	—
Fund shares redeemed	1,667,761	235,203	21,000	5,035	76,808
Variation margin on futures contracts	—	39,464	91,089	54,908	23,766
Collateral for securities loaned	13,513,703	6,971,924	21,054,979	32,754,803	717,137
Due to custodian	108	—	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	—	3,994
Accrued Expenses:
Advisory fees	40,702	13,380	18,405	11,642	6,691
Subadviser fees	54,560	17,379	27,522	25,607	30,654
Fund services fees	202,982	40,893	56,035	51,366	21,140
Administration fees	5,877	5,877	5,877	5,877	5,877
Directors’ fees and expenses	3,320	1,212	1,775	1,020	688
Other accrued expenses	161,112	87,701	99,990	67,660	122,613
Total Liabilities	52,912,487	7,413,033	21,376,672	33,366,007	1,009,368
NET ASSETS	$997,865,022	$310,463,783	$428,700,609	$272,618,989	$159,292,893
NET ASSETS REPRESENTED BY:
Paid-in capital	$983,222,911	$276,063,691	$374,506,079	$271,773,705	$203,109,757
Undistributed net investment income	1,480,442	2,919,901	9,434,252	1,820,348	2,644,660
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency transactions, written options and swap agreements	(35,365,719)	(22,770,686)	(3,652,201)	5,490,166	(4,071,511)
Net unrealized appreciation (depreciation) on investments, futures contracts, foreign currency transactions, written options and swap agreements	48,527,388	54,250,877	48,412,479	(6,465,230)	(42,390,013)
NET ASSETS	$997,865,022	$310,463,783	$428,700,609	$272,618,989	$159,292,893
CAPITAL SHARES:
Net Assets—Class I	$744,878,576	$82,109,710	$111,404,323	$164,270,119	$46,151,563
Shares Outstanding—Class I	73,030,512	10,008,795	12,510,133	13,484,614	5,210,361
Net Asset Value—Class I, offering and redemption price per share (net assets divided by shares outstanding)	$10.20	$8.20	$8.91	$12.18	$8.86
Net Assets—Class II	$252,986,446	$228,354,073	$317,296,286	$108,348,870	$113,141,330
Shares Outstanding—Class II	24,670,160	29,436,417	37,810,432	9,356,985	13,568,630
Net Asset Value—Class II, offering and redemption price per share (net assets divided by shares outstanding)	$10.25	$7.76	$8.39	$11.58	$8.34
Cost of investments	$969,630,158	$262,958,869	$400,047,983	$310,740,988	$200,976,625
Cost of cash denominated in foreign currencies	$—	$—	$—	$—	$690,197

† Includes securities on loan with values of (Note 7):	$13,255,255	$6,709,535	$20,212,009	$31,226,013	$683,680

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

	Model Portfolio Funds
	Savings Oriented	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
ASSETS:
Investment in securities of affiliated Mutual Funds, at value(a)	$311,926,799	$527,324,620	$1,302,066,803	$1,558,028,243	$568,603,196
Receivables:
Dividends	464,622	624,339	1,047,236	780,990	—
Investments sold	166,698	47,957	497,235	130,052	262,519
Fund shares sold	149,303	350,962	4,787	230,389	155,479
Total Assets	312,707,422	528,347,878	1,303,616,061	1,559,169,674	569,021,194
LIABILITIES:
Payables:
Investments purchased	464,622	975,300	1,047,236	1,011,378	—
Fund shares redeemed	287,533	—	391,779	—	365,090
Accrued Expenses:
Advisory fees	29,325	49,397	113,522	133,898	54,459
Administration fees	4,895	4,895	4,895	4,895	4,895
Directors’ fees and expenses	1,149	1,943	5,029	6,163	2,330
Other accrued expenses	54,042	79,449	180,469	210,543	84,493
Total Liabilities	841,566	1,110,984	1,742,930	1,366,877	511,267
NET ASSETS	$311,865,856	$527,236,894	$1,301,873,131	$1,557,802,797	$568,509,927
NET ASSETS REPRESENTED BY:
Paid-in capital	$321,419,010	$561,659,620	$1,449,501,074	$1,750,419,492	$707,237,101
Undistributed net investment income	3,005,842	4,503,560	11,795,546	11,126,953	1,011,124
Accumulated net realized loss on investments	(6,756,996)	(14,789,221)	(68,484,390)	(39,289,175)	(8,946,685)
Net unrealized depreciation on investments	(5,802,000)	(24,137,065)	(90,939,099)	(164,454,473)	(130,791,613)
NET ASSETS	$311,865,856	$527,236,894	$1,301,873,131	$1,557,802,797	$568,509,927
CAPITAL SHARES:
Net Assets	$311,865,856	$527,236,894	$1,301,873,131	$1,557,802,797	$568,509,927
Shares Outstanding	13,440,637	24,170,273	66,354,849	84,620,761	35,204,037
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$23.20	$21.81	$19.62	$18.41	$16.15
Cost of investments	$317,728,799	$551,461,685	$1,393,005,902	$1,722,482,716	$699,394,809

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
ASSETS:
Investment in securities of affiliated Mutual Funds, at value(a)	$108,003,502	$122,143,342	$228,204,444	$220,322,413	$173,555,121
Receivables:
Dividends	158,635	118,033	190,180	152,667	91,519
Investments sold	9,678	11,275	21,060	20,248	16,074
Fund shares sold	174,322	86,166	187,302	679,036	144,520
Total Assets	108,346,137	122,358,816	228,602,986	221,174,364	173,807,234
LIABILITIES:
Payables:
Investments purchased	332,956	145,733	366,464	831,702	236,038
Fund shares redeemed	—	58,466	11,018	—	—
Accrued Expenses:
Advisory fees	9,974	11,611	21,688	20,852	16,551
Administration fees	4,895	4,895	4,895	4,895	4,895
Directors’ fees and expenses	374	413	821	817	657
Other accrued expenses	30,042	32,252	42,079	38,943	34,371
Total Liabilities	378,241	253,370	446,965	897,209	292,512
NET ASSETS	$107,967,896	$122,105,446	$228,156,021	$220,277,155	$173,514,722
NET ASSETS REPRESENTED BY:
Paid-in capital	$110,896,308	$131,491,215	$250,207,318	$242,853,180	$192,722,446
Undistributed net investment income	932,208	942,943	1,879,784	751,118	369,466
Accumulated net realized loss on investments	(6,111,840)	(7,793,894)	(5,749,229)	(3,505,155)	(2,000,962)
Net unrealized appreciation (depreciation) on investments	2,251,220	(2,534,818)	(18,181,852)	(19,821,988)	(17,576,228)
NET ASSETS	$107,967,896	$122,105,446	$228,156,021	$220,277,155	$173,514,722
CAPITAL SHARES:
Net Assets	$107,967,896	$122,105,446	$228,156,021	$220,277,155	$173,514,722
Shares Outstanding	11,001,349	13,118,100	24,693,780	24,256,725	19,563,688
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$9.81	$9.31	$9.24	$9.08	$8.87
Cost of investments	$105,752,282	$124,678,160	$246,386,296	$240,144,401	$191,131,349

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040	Milestone 2045
ASSETS:
Investment in securities of affiliated Mutual Funds, at value(a)	$143,975,422	$90,799,603	$94,341,677	$12,390,078
Receivables:
Dividends	46,791	17,252	17,635	2,292
Investments sold	13,398	8,444	17,166	—
Fund shares sold	205,490	108,641	113,427	16,190
Due from investment adviser(b)	—	—	—	6,456
Total Assets	144,241,101	90,933,940	94,489,905	12,415,016
LIABILITIES:
Payables:
Investments purchased	252,281	125,893	131,062	24,077
Fund shares redeemed	—	—	8,010	—
Accrued Expenses:
Advisory fees	13,795	8,694	9,417	807
Administration fees	4,895	4,895	4,895	3,688
Directors’ fees and expenses	553	350	422	—
Other accrued expenses	31,607	26,765	27,754	26,048
Total Liabilities	303,131	166,597	181,560	54,620
NET ASSETS	$143,937,970	$90,767,343	$94,308,345	$12,360,396
NET ASSETS REPRESENTED BY:
Paid-in capital	$160,118,782	$101,284,170	$103,920,891	$12,702,559
Undistributed net investment income (loss)	150,378	19,043	24,560	(589)
Accumulated net realized gain (loss) on investments	(1,709,603)	(935,387)	(7,196,008)	1,060
Net unrealized depreciation on investments	(14,621,587)	(9,600,483)	(2,441,098)	(342,634)
NET ASSETS	$143,937,970	$90,767,343	$94,308,345	$12,360,396
CAPITAL SHARES:
Net Assets	$143,937,970	$90,767,343	$94,308,345	$12,360,396
Shares Outstanding	16,406,072	10,610,697	11,099,821	1,321,198
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$8.77	$8.55	$8.50	$9.36
Cost of investments	$158,597,009	$100,400,086	$96,782,775	$12,732,712

(a)	Investment in other Vantagepoint Funds (Note 1).

(b)	Contractual fee waiver (Note 4).

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2010 to June 30, 2010 (Unaudited)

	Money Market	Low Duration Bond(1)	Inflation Protected Securities(2)	Asset Allocation	Equity Income
INVESTMENT INCOME:
Dividends	$292,700	$40,073	$24,249	$2,853,573	$15,601,758
Interest	—	7,390,027	7,092,279	1,874,603	15,790
Security lending income	—	7,793	10,445	20,634	197,025
Foreign taxes withheld on dividends	—	—	(4)	—	(152,564)
Total investment income	292,700	7,437,893	7,126,969	4,748,810	15,662,009
EXPENSES:
Advisory (Note 4)	191,414	217,507	204,194	212,847	786,353
Subadviser	—	294,808	306,341	597,013	2,977,969
Fund services	669,960	761,288	714,691	744,977	2,752,280
Custodian	—	14,998	8,710	6,791	6,447
Administration	7,418	8,902	8,902	8,902	8,902
Fund accounting	6,181	11,157	11,157	11,157	18,482
Legal	78,656	30,922	26,676	52,290	111,923
Audit	8,490	11,277	11,277	11,277	32,764
Directors	2,854	2,953	2,741	2,950	10,633
State license fees and memberships	15,275	9,698	18,687	49,144	25,959
Other expenses	15,863	23,313	16,458	16,670	63,424
Total expenses	996,111	1,386,823	1,329,834	1,714,018	6,795,136
Less waivers (Note 4)	(703,411)	—	—	—	(37,879)
Net Expenses	292,700	1,386,823	1,329,834	1,714,018	6,757,257
NET INVESTMENT INCOME	—	6,051,070	5,797,135	3,034,792	8,904,752
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	—	4,567,781	2,974,324	461,291	51,486,619
Forward contracts and foreign currency transactions	—	1,422,774	687,511	—	(3,814)
Futures contracts	—	(217,237)	241,452	1,967,493	—
Options written	—	—	345,395	—	—
Swap agreements	—	—	(96,915)	—	—
Net realized gain	—	5,773,318	4,151,767	2,428,784	51,482,805
Net change in unrealized appreciation (depreciation) on:
Investments	—	(2,221,854)	7,976,474	(14,348,937)	(150,613,483)
Forward contracts and foreign currency transactions	—	(386,720)	(93,782)	—	2,848
Futures contracts	—	(138,859)	(29,153)	1,357,955	—
Options written	—	—	(69,566)	—	—
Swap agreements	—	—	664,594	—	—
Net change in unrealized appreciation (depreciation)	—	(2,747,433)	8,448,567	(12,990,982)	(150,610,635)
NET GAIN (LOSS)	—	3,025,885	12,600,334	(10,562,198)	(99,127,830)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$—	$9,076,955	$18,397,469	$(7,527,406)	$(90,223,078)

(1)	Formerly Short-Term Bond Fund.

(2)	Formerly US Government Securities Fund.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2010 to June 30, 2010 (Unaudited)

	Growth & Income	Growth	Select Value	Aggressive Opportunities
INVESTMENT INCOME:
Dividends	$8,709,848	$11,421,941	$2,689,674	$4,151,050
Interest	4	—	—	—
Security lending income	36,674	115,395	14,384	235,973
Foreign taxes withheld on dividends	(839)	(40,133)	(846)	(116,522)
Total investment income	8,745,687	11,497,203	2,703,212	4,270,501
EXPENSES:
Advisory (Note 4)	522,560	889,504	146,733	513,292
Subadviser	1,724,217	3,389,461	715,917	2,441,435
Fund services	1,828,989	3,113,314	513,574	1,796,550
Custodian	6,985	8,503	6,442	7,202
Administration	8,902	8,901	8,901	8,902
Fund accounting	13,134	27,202	11,157	14,628
Legal	71,857	164,690	19,438	83,028
Audit	27,037	35,582	11,277	11,277
Directors	7,109	12,367	1,992	6,984
State license fees and memberships	25,797	29,573	4,794	26,718
Other expenses	42,462	67,525	11,054	40,095
Total expenses	4,279,049	7,746,622	1,451,279	4,950,111
Less waivers (Note 4)	(24,755)	(176,877)	—	(19,971)
Net Expenses	4,254,294	7,569,745	1,451,279	4,930,140
NET INVESTMENT INCOME (LOSS)	4,491,393	3,927,458	1,251,933	(659,639)
NET REALIZED AND UNREALIZED LOSS (Note 2):
Net realized gain (loss) on:
Investments	33,652,935	56,032,645	18,467,090	108,187,356
Forward contracts and foreign currency transactions	335	—	—	14,513
Net realized gain	33,653,270	56,032,645	18,467,090	108,201,869
Net change in unrealized appreciation (depreciation) on:
Investments	(105,188,420)	(206,834,528)	(26,991,706)	(136,713,614)
Forward contracts and foreign currency transactions	(270)	—	—	(1,143)
Net change in unrealized depreciation	(105,188,690)	(206,834,528)	(26,991,706)	(136,714,757)
NET LOSS	(71,535,420)	(150,801,883)	(8,524,616)	(28,512,888)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(67,044,027)	$(146,874,425)	$(7,272,683)	$(29,172,527)

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2010 to June 30, 2010 (Unaudited)

	Discovery	International	Diversifying Strategies(3)
INVESTMENT INCOME:
Dividends	$624,304	$19,886,093	$519,184
Interest	990,578	2,929	6,539,473
Security lending income	22,278	598,747	—
Foreign taxes withheld on dividends	—	(1,795,353)	(13,420)
Total investment income	1,637,160	18,692,416	7,045,237
EXPENSES:
Advisory (Note 4)	88,971	506,226	351,548
Subadviser	386,466	2,362,808	1,399,645
Fund services	311,404	1,771,821	1,230,439
Custodian	17,387	119,579	44,827
Administration	8,902	8,901	8,902
Fund accounting	12,893	14,990	14,628
Legal	11,823	75,282	177,866
Audit	11,277	22,658	11,277
Directors	1,203	6,999	4,699
State license fees and memberships	2,614	24,264	3,701
Other expenses	7,019	46,393	33,229
Total expenses	859,959	4,959,921	3,280,761
Less waivers (Note 4)	—	—	(14,238)
Net Expenses	859,959	4,959,921	3,266,523
NET INVESTMENT INCOME	777,201	13,732,495	3,778,714
NET REALIZED AND UNREALIZED LOSS (Note 2):
Net realized gain (loss) on:
Investments	7,782,667	(1,800,129)	1,251,218
Forward contracts and foreign currency transactions	115,850	(378,022)	1,351,423
Futures contracts	5,328,411	—	(6,268,659)
Swap agreements	—	—	2,016,685
Net realized gain (loss)	13,226,928	(2,178,151)	(1,649,333)
Net change in unrealized appreciation (depreciation) on:
Investments	(13,771,562)	(149,127,820)	(4,062,256)
Forward contracts and foreign currency transactions	(35,698)	26,165	(341,199)
Futures contracts	(6,205,789)	—	(1,978,422)
Swap agreements	—	—	1,911,041
Net change in unrealized depreciation	(20,013,049)	(149,101,655)	(4,470,836)
NET LOSS	(6,786,121)	(151,279,806)	(6,120,169)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,008,920)	$(137,547,311)	$(2,341,455)

(3)	Formerly Diversified Assets Fund.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2010 to June 30, 2010 (Unaudited)

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
INVESTMENT INCOME:
Dividends	$28,377	$3,197,513	$4,356,401	$1,785,124	$3,628,549
Interest	22,652,809	326	235	260	349
Security lending income	29,104	18,775	74,156	180,830	9,346
Foreign taxes withheld on dividends	—	—	(644)	(1,595)	(343,869)
Total investment income	22,710,290	3,216,614	4,430,148	1,964,619	3,294,375
EXPENSES:
Advisory (Note 4)	239,490	82,399	118,227	67,759	43,873
Subadviser	108,111	34,667	54,640	49,416	62,564
Fund services Class I	1,075,343	131,093	181,278	244,443	75,908
Fund services Class II	120,524	121,099	176,026	54,035	62,443
Custodian	42,023	6,450	12,582	13,478	35,848
Administration	8,902	8,901	8,902	8,902	8,902
Fund accounting	13,774	11,157	11,157	11,157	11,157
Legal	61,443	21,679	32,015	17,412	12,215
Audit	11,277	11,277	11,277	11,277	11,277
Directors	6,506	2,246	3,313	1,755	1,245
State license fees and memberships	26,648	42,414	25,643	23,171	55,781
Other expenses	51,807	12,329	18,726	11,215	21,525
Total expenses	1,765,848	485,711	653,786	514,020	402,738
NET INVESTMENT INCOME	20,944,442	2,730,903	3,776,362	1,450,599	2,891,637
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	(3,764,125)	934,980	11,416,088	3,611,697	(75,064)
Forward contracts and foreign currency transactions	—	—	—	—	(399,990)
Futures contracts	—	(255,110)	217,511	519,417	(127,714)
Net realized gain (loss)	(3,764,125)	679,870	11,633,599	4,131,114	(602,768)
Net change in unrealized appreciation (depreciation) on:
Investments	32,520,922	(25,914,550)	(40,100,053)	(11,116,640)	(28,102,666)
Forward contracts and foreign currency transactions	—	—	—	—	202,587
Futures contracts	—	(226,043)	(480,482)	(559,489)	(259,179)
Net change in unrealized appreciation (depreciation)	32,520,922	(26,140,593)	(40,580,535)	(11,676,129)	(28,159,258)
NET GAIN (LOSS)	28,756,797	(25,460,723)	(28,946,936)	(7,545,015)	(28,762,026)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$49,701,239	$(22,729,820)	$(25,170,574)	$(6,094,416)	$(25,870,389)

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2010 to June 30, 2010 (Unaudited)

	Model Portfolio Funds
	Savings Oriented	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$2,584,853	$3,465,317	$5,851,713	$4,341,130	$—
Total investment income	2,584,853	3,465,317	5,851,713	4,341,130	—
EXPENSES:
Advisory (Note 4)	156,514	264,918	615,266	726,563	295,449
Custodian	584	1,509	3,203	3,790	1,451
Administration	7,417	7,417	7,417	7,417	7,417
Fund accounting	6,181	8,869	22,082	24,978	8,688
Legal	20,615	35,475	91,054	109,733	40,303
Audit	8,492	14,431	23,583	8,492	8,492
Directors	2,141	3,652	9,282	11,151	4,090
State license fees and memberships	11,120	9,207	14,445	16,185	10,989
Other expenses	13,483	21,307	56,114	70,145	28,000
Total expenses	226,547	366,785	842,446	978,454	404,879
NET INVESTMENT INCOME (LOSS)	2,358,306	3,098,532	5,009,267	3,362,676	(404,879)
NET REALIZED AND UNREALIZED LOSS (Note 2):
Net realized gain (loss) on investments	(1,282,206)	1,459,928	944,778	2,927,790	(1,585,878)
Net change in unrealized depreciation on investments	(1,231,656)	(12,317,752)	(49,722,377)	(81,474,538)	(41,692,117)
NET LOSS	(2,513,862)	(10,857,824)	(48,777,599)	(78,546,748)	(43,277,995)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(155,556)	$(7,759,292)	$(43,768,332)	$(75,184,072)	$(43,682,874)

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2010 to June 30, 2010 (Unaudited)

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$830,239	$621,479	$1,017,289	$819,742	$488,228
Total investment income	830,239	621,479	1,017,289	819,742	488,228
EXPENSES:
Advisory (Note 4)	49,152	57,041	109,407	105,980	84,051
Custodian	181	181	181	181	181
Administration	7,417	7,417	7,417	7,417	7,417
Fund accounting	6,181	6,181	6,181	6,181	6,181
Legal	6,175	7,369	14,309	13,622	10,926
Audit	8,492	8,492	8,492	8,492	8,492
Directors	619	712	1,404	1,376	1,089
State license fees and memberships	10,306	10,859	10,540	5,907	4,851
Other expenses	5,366	5,079	10,723	11,096	9,149
Total expenses	93,889	103,331	168,654	160,252	132,337
NET INVESTMENT INCOME	736,350	518,148	848,635	659,490	355,891
NET REALIZED AND UNREALIZED LOSS (Note 2):
Net realized gain (loss) on investments	(1,430,903)	(156,464)	289,594	106,445	28,528
Net change in unrealized appreciation (depreciation) on investments	480,119	(3,776,193)	(8,768,568)	(9,804,810)	(8,921,059)
NET LOSS	(950,784)	(3,932,657)	(8,478,974)	(9,698,365)	(8,892,531)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(214,434)	$(3,414,509)	$(7,630,339)	$(9,038,875)	$(8,536,640)

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2010 to June 30, 2010 (Unaudited)

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040	Milestone 2045
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$251,593	$92,010	$104,924	$2,721
Total investment income	251,593	92,010	104,924	2,721
EXPENSES:
Advisory (Note 4)	70,315	44,073	51,124	1,007
Custodian	181	181	181	344
Administration	7,417	7,417	7,417	3,688
Fund accounting	6,181	6,181	6,181	3,074
Legal	9,076	5,739	6,843	5,288
Audit	8,492	8,492	8,492	8,740
Directors	911	569	672	4
State license fees and memberships	4,778	4,645	3,828	9,240
Other expenses	7,590	5,072	6,441	18
Total expenses	114,941	82,369	91,179	31,403
Less reimbursements/waivers (Note 4)	—	—	—	(28,093)
Net Expenses	114,941	82,369	91,179	3,310
NET INVESTMENT INCOME (LOSS)	136,652	9,641	13,745	(589)
NET REALIZED AND UNREALIZED LOSS (Note 2):
Net realized gain (loss) on investments	(142,065)	(21,946)	(5,965,325)	1,060
Net change in unrealized depreciation on investments	(8,397,636)	(6,004,472)	(1,302,141)	(342,634)
NET LOSS	(8,539,701)	(6,026,418)	(7,267,466)	(341,574)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,403,049)	$(6,016,777)	$(7,253,721)	$(342,163)

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Money Market		Low Duration Bond(1)
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$—	$749,334	$6,051,070	$14,436,062
Net realized gain (loss)	—	—	5,773,318	(6,034,915)
Net change in unrealized appreciation (depreciation)	—	—	(2,747,433)	35,264,206
Net increase in net assets resulting from operations	—	749,334	9,076,955	43,665,353
Distributions to shareholders from:
Net investment income	—	(749,334)	(6,051,423)	(13,619,201)
Total distributions	—	(749,334)	(6,051,423)	(13,619,201)
Capital share transactions:
Proceeds from sale of shares	40,431,261	136,019,180	44,563,190	115,378,152
Reinvestment of distributions	—	1,236,240	6,051,423	13,619,201
Value of shares redeemed	(136,960,828)	(141,016,375)	(126,359,794)	(36,088,687)
Net increase (decrease) from capital share transactions	(96,529,567)	(3,760,955)	(75,745,181)	92,908,666
Total increase (decrease) in net assets	(96,529,567)	(3,760,955)	(72,719,649)	122,954,818
NET ASSETS at beginning of period	454,274,071	458,035,026	517,658,846	394,704,028
NET ASSETS at end of period	$357,744,504	$454,274,071	$444,939,197	$517,658,846
Undistributed net investment loss included in net assets at end of period	$—	$—	$(110,184)	$(109,831)
SHARE TRANSACTIONS:
Number of shares sold	40,431,261	136,019,180	4,446,667	11,872,410
Number of shares issued through reinvestment of dividends and distributions	—	1,236,240	603,452	1,411,165
Number of shares redeemed	(136,960,828)	(141,016,375)	(12,674,209)	(3,810,655)
Net increase (decrease) in shares outstanding	(96,529,567)	(3,760,955)	(7,624,090)	9,472,920

(1)	Formerly Short-Term Bond Fund.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Inflation Protected Securities(2)		Asset Allocation
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$5,797,135	$3,538,106	$3,034,792	$6,555,805
Net realized gain (loss)	4,151,767	4,528,409	2,428,784	(15,775,079)
Net change in unrealized appreciation (depreciation)	8,448,567	20,753,166	(12,990,982)	73,859,472
Net increase (decrease) in net assets resulting from operations	18,397,469	28,819,681	(7,527,406)	64,640,198
Distributions to shareholders from:
Net investment income	(5,758,067)	(3,796,019)	—	(6,232,625)
Total distributions	(5,758,067)	(3,796,019)	—	(6,232,625)
Capital share transactions:
Proceeds from sale of shares	95,519,549	62,296,704	3,046,072	9,619,555
Reinvestment of distributions	5,758,067	3,796,019	—	6,232,625
Value of shares redeemed	(21,917,824)	(52,474,428)	(32,982,335)	(56,199,780)
Net increase (decrease) from capital share transactions	79,359,792	13,618,295	(29,936,263)	(40,347,600)
Total increase (decrease) in net assets	91,999,194	38,641,957	(37,463,669)	18,059,973
NET ASSETS at beginning of period	338,789,607	300,147,650	436,590,365	418,530,392
NET ASSETS at end of period	$430,788,801	$338,789,607	$399,126,696	$436,590,365
Undistributed net investment income included in net assets at end of period	$154,941	$115,873	$4,533,738	$1,498,946
SHARE TRANSACTIONS:
Number of shares sold	8,872,150	6,009,514	481,387	1,825,816
Number of shares issued through reinvestment of dividends and distributions	530,605	356,714	—	1,021,676
Number of shares redeemed	(2,015,702)	(5,131,455)	(5,283,907)	(10,697,778)
Net increase (decrease) in shares outstanding	7,387,053	1,234,773	(4,802,520)	(7,850,286)

(2)	Formerly US Government Securities Fund.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Equity Income		Growth & Income
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$8,904,752	$18,435,756	$4,491,393	$11,779,819
Net realized gain (loss)	51,482,805	(40,462,690)	33,653,270	(99,528,723)
Net change in unrealized appreciation (depreciation)	(150,610,635)	414,726,626	(105,188,690)	344,166,231
Net increase (decrease) in net assets resulting from operations	(90,223,078)	392,699,692	(67,044,027)	256,417,327
Distributions to shareholders from:
Net investment income	—	(25,286,784)	—	(11,876,196)
Total distributions	—	(25,286,784)	—	(11,876,196)
Capital share transactions:
Proceeds from sale of shares	110,787,764	118,098,980	66,444,890	87,093,692
Reinvestment of distributions	—	25,286,363	—	11,875,945
Value of shares redeemed	(63,571,609)	(96,631,716)	(48,407,141)	(66,907,082)
Net increase from capital share transactions	47,216,155	46,753,627	18,037,749	32,062,555
Total increase (decrease) in net assets	(43,006,923)	414,166,535	(49,006,278)	276,603,686
NET ASSETS at beginning of period	1,516,198,631	1,102,032,096	1,023,635,600	747,031,914
NET ASSETS at end of period	$1,473,191,708	$1,516,198,631	$974,629,322	$1,023,635,600
Undistributed net investment income included in net assets at end of period	$26,777,609	$17,872,857	$7,715,776	$3,224,383
SHARE TRANSACTIONS:
Number of shares sold	14,193,805	19,014,964	7,738,195	12,298,844
Number of shares issued through reinvestment of dividends and distributions	—	3,327,153	—	1,418,525
Number of shares redeemed	(8,049,205)	(15,695,533)	(5,604,969)	(9,294,730)
Net increase in shares outstanding	6,144,600	6,646,584	2,133,226	4,422,639

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Growth		Select Value
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$3,927,458	$10,178,678	$1,251,933	$3,416,950
Net realized gain (loss)	56,032,645	(150,368,859)	18,467,090	(23,794,242)
Net change in unrealized appreciation (depreciation)	(206,834,528)	570,146,164	(26,991,706)	100,368,071
Net increase (decrease) in net assets resulting from operations	(146,874,425)	429,955,983	(7,272,683)	79,990,779
Distributions to shareholders from:
Net investment income	—	(9,946,245)	—	(2,291,563)
Total distributions	—	(9,946,245)	—	(2,291,563)
Capital share transactions:
Proceeds from sale of shares	59,801,504	83,366,281	6,861,355	15,452,911
Reinvestment of distributions	—	9,946,245	—	2,291,563
Value of shares redeemed	(119,124,677)	(126,464,350)	(19,326,638)	(20,598,604)
Net decrease from capital share transactions	(59,323,173)	(33,151,824)	(12,465,283)	(2,854,130)
Total increase (decrease) in net assets	(206,197,598)	386,857,914	(19,737,966)	74,845,086
NET ASSETS at beginning of period	1,814,532,500	1,427,674,586	295,800,189	220,955,103
NET ASSETS at end of period	$1,608,334,902	$1,814,532,500	$276,062,223	$295,800,189
Undistributed net investment income included in net assets at end of period	$4,425,218	$497,760	$1,366,820	$114,887
SHARE TRANSACTIONS:
Number of shares sold	7,757,421	13,217,058	810,408	2,312,296
Number of shares issued through reinvestment of dividends and distributions	—	1,313,903	—	281,475
Number of shares redeemed	(15,347,962)	(20,304,324)	(2,269,350)	(3,113,993)
Net decrease in shares outstanding	(7,590,541)	(5,773,363)	(1,458,942)	(520,222)

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Aggressive Opportunities
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment loss	$(659,639)	$(141,380)
Net realized gain (loss)	108,201,869	(64,061,734)
Net change in unrealized appreciation (depreciation)	(136,714,757)	399,139,106
Net increase (decrease) in net assets resulting from operations	(29,172,527)	334,935,992
Distributions to shareholders from:
Net investment income	—	(2,051,261)
Total distributions	—	(2,051,261)
Capital share transactions:
Proceeds from sale of shares	28,602,688	76,057,691
Reinvestment of distributions	—	2,051,261
Value of shares redeemed	(60,344,924)	(69,298,172)
Net increase (decrease) from capital share transactions	(31,742,236)	8,810,780
Total increase (decrease) in net assets	(60,914,763)	341,695,511
NET ASSETS at beginning of period	1,010,098,266	668,402,755
NET ASSETS at end of period	$949,183,503	$1,010,098,266
Undistributed net investment income (loss) included in net assets at end of period	$(659,637)	$2
SHARE TRANSACTIONS:
Number of shares sold	2,886,504	9,738,562
Number of shares issued through reinvestment of dividends and distributions	—	219,386
Number of shares redeemed	(6,145,274)	(9,660,025)
Net increase (decrease) in shares outstanding	(3,258,770)	297,923

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Discovery		International
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$777,201	$1,918,568	$13,732,495	$14,328,916
Net realized gain (loss)	13,226,928	10,450,817	(2,178,151)	(89,698,734)
Net change in unrealized appreciation (depreciation)	(20,013,049)	37,851,589	(149,101,655)	309,248,047
Net increase (decrease) in net assets resulting from operations	(6,008,920)	50,220,974	(137,547,311)	233,878,229
Distributions to shareholders from:
Net investment income	—	(1,533,607)	—	(18,665,287)
Total distributions	—	(1,533,607)	—	(18,665,287)
Capital share transactions:
Proceeds from sale of shares	10,152,143	19,243,961	123,951,314	80,381,724
Reinvestment of distributions	—	1,533,607	—	18,665,287
Value of shares redeemed	(16,321,887)	(17,672,774)	(41,365,630)	(64,842,908)
Net increase (decrease) from capital share transactions	(6,169,744)	3,104,794	82,585,684	34,204,103
Total increase (decrease) in net assets	(12,178,664)	51,792,161	(54,961,627)	249,417,045
NET ASSETS at beginning of period	178,174,264	126,382,103	1,015,626,648	766,209,603
NET ASSETS at end of period	$165,995,600	$178,174,264	$960,665,021	$1,015,626,648
Undistributed net investment income included in net assets at end of period	$839,184	$61,983	$26,630,512	$12,898,017
SHARE TRANSACTIONS:
Number of shares sold	1,284,644	3,104,451	14,589,768	10,785,180
Number of shares issued through reinvestment of dividends and distributions	—	207,369	—	2,147,524
Number of shares redeemed	(2,062,143)	(2,804,416)	(4,753,231)	(8,667,366)
Net increase (decrease) in shares outstanding	(777,499)	507,404	9,836,537	4,265,338

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Diversifying Strategies(3)
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$3,778,714	$4,086,675
Net realized gain (loss)	(1,649,333)	10,256,298
Net change in unrealized appreciation (depreciation)	(4,470,836)	9,254,996
Net increase (decrease) in net assets resulting from operations	(2,341,455)	23,597,969
Distributions to shareholders from:
Net investment income	—	(2,104,166)
Total distributions	—	(2,104,166)
Capital share transactions:
Proceeds from sale of shares	289,385,312	112,250,366
Reinvestment of distributions	—	2,104,166
Value of shares redeemed	(16,496,501)	(20,742,714)
Net increase from capital share transactions	272,888,811	93,611,818
Total increase in net assets	270,547,356	115,105,621
NET ASSETS at beginning of period	453,195,815	338,090,194
NET ASSETS at end of period	$723,743,171	$453,195,815
Undistributed net investment income included in net assets at end of period	$7,574,500	$3,795,786
SHARE TRANSACTIONS:
Number of shares sold	29,299,304	11,596,021
Number of shares issued through reinvestment of dividends and distributions	—	213,188
Number of shares redeemed	(1,675,301)	(2,216,822)
Net increase in shares outstanding	27,624,003	9,592,387

(3)	Formerly Diversified Assets Fund.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Core Bond Index		500 Stock Index
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$20,944,442	$39,219,047	$2,730,903	$6,879,767
Net realized gain (loss)	(3,764,125)	61,557	679,870	14,663,638
Net change in unrealized appreciation (depreciation)	32,520,922	14,114,167	(26,140,593)	53,004,035
Net increase (decrease) in net assets resulting from operations	49,701,239	53,394,771	(22,729,820)	74,547,440
Distributions to shareholders from:
Net investment income—Class I	(14,384,000)	(34,095,496)	—	(1,595,466)
Net investment income—Class II	(5,080,000)	(11,167,739)	—	(5,028,709)
Total distributions	(19,464,000)	(45,263,235)	—	(6,624,175)
Capital share transactions:
Proceeds from sale of shares—Class I	56,008,275	212,991,537	6,909,480	15,529,076
Proceeds from sale of shares—Class II	14,338,122	36,266,130	19,066,687	42,291,858
Reinvestment of distributions—Class I	14,384,000	34,095,496	—	1,594,817
Reinvestment of distributions—Class II	5,080,000	11,167,739	—	5,028,709
Value of shares redeemed—Class I	(205,665,902)	(52,039,525)	(4,556,193)	(7,127,922)
Value of shares redeemed—Class II	(12,213,933)	(31,550,194)	(11,741,901)	(62,461,398)
Net increase (decrease) from capital share transactions	(128,069,438)	210,931,183	9,678,073	(5,144,860)
Total increase (decrease) in net assets	(97,832,199)	219,062,719	(13,051,747)	62,778,405
NET ASSETS at beginning of period	1,095,697,221	876,634,502	323,515,530	260,737,125
NET ASSETS at end of period	$997,865,022	$1,095,697,221	$310,463,783	$323,515,530
Undistributed net investment income included in net assets at end of period	$1,480,442	$—	$2,919,901	$188,998
SHARE TRANSACTIONS:
Number of shares sold—Class I	5,598,847	21,699,516	770,639	2,120,572
Number of shares issued through reinvestment of dividends and distributions—Class I	1,431,675	3,463,451	—	183,313
Number of shares redeemed—Class I	(20,714,111)	(5,336,437)	(500,944)	(954,191)
Net increase (decrease) in shares outstanding—Class I	(13,683,589)	19,826,530	269,695	1,349,694
Number of shares sold—Class II	1,420,165	3,661,690	2,243,374	6,056,965
Number of shares issued through reinvestment of dividends and distributions—Class II	502,947	1,129,557	—	611,765
Number of shares redeemed—Class II	(1,210,682)	(3,178,007)	(1,383,638)	(7,948,426)
Net increase (decrease) in shares outstanding—Class II	712,430	1,613,240	859,736	(1,279,696)

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Broad Market Index		Mid/Small Company Index
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$3,776,362	$9,102,928	$1,450,599	$2,873,703
Net realized gain	11,633,599	4,290,377	4,131,114	4,788,115
Net change in unrealized appreciation (depreciation)	(40,580,535)	93,131,016	(11,676,129)	53,885,703
Net increase (decrease) in net assets resulting from operations	(25,170,574)	106,524,321	(6,094,416)	61,547,521
Distributions to shareholders from:
Net investment income—Class I	—	(1,868,167)	—	(1,462,005)
Net investment income—Class II	—	(6,543,966)	—	(1,257,705)
Total distributions	—	(8,412,133)	—	(2,719,710)
Capital share transactions:
Proceeds from sale of shares—Class I	4,005,671	8,785,979	40,069,961	29,149,222
Proceeds from sale of shares—Class II	15,266,793	19,781,575	19,646,122	14,516,741
Reinvestment of distributions—Class I	—	1,868,167	—	1,461,859
Reinvestment of distributions—Class II	—	6,543,966	—	1,257,705
Value of shares redeemed—Class I	(5,359,814)	(9,884,210)	(6,422,716)	(12,174,315)
Value of shares redeemed—Class II	(38,068,395)	(37,188,399)	(6,198,256)	(16,013,772)
Net increase (decrease) from capital share transactions	(24,155,745)	(10,092,922)	47,095,111	18,197,440
Total increase (decrease) in net assets	(49,326,319)	88,019,266	41,000,695	77,025,251
NET ASSETS at beginning of period	478,026,928	390,007,662	231,618,294	154,593,043
NET ASSETS at end of period	$428,700,609	$478,026,928	$272,618,989	$231,618,294
Undistributed net investment income included in net assets at end of period	$9,434,252	$5,657,890	$1,820,348	$369,749
SHARE TRANSACTIONS:
Number of shares sold—Class I	412,588	1,119,245	3,117,960	2,930,819
Number of shares issued through reinvestment of dividends and distributions—Class I	—	199,804	—	120,389
Number of shares redeemed—Class I	(551,763)	(1,250,528)	(497,726)	(1,196,442)
Net increase (decrease) in shares outstanding—Class I	(139,175)	68,521	2,620,234	1,854,766
Number of shares sold—Class II	1,694,740	2,675,039	1,546,002	1,498,355
Number of shares issued through reinvestment of dividends and distributions—Class II	—	743,632	—	109,047
Number of shares redeemed—Class II	(4,080,529)	(4,865,153)	(499,774)	(1,559,886)
Net increase (decrease) in shares outstanding—Class II	(2,385,789)	(1,446,482)	1,046,228	47,516

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Overseas Equity Index
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$2,891,637	$4,040,570
Net realized gain (loss)	(602,768)	8,748
Net change in unrealized appreciation (depreciation)	(28,159,258)	34,717,390
Net increase (decrease) in net assets resulting from operations	(25,870,389)	38,766,708
Distributions to shareholders from:
Net investment income—Class I	—	(1,209,617)
Net investment income—Class II	—	(3,308,887)
Total distributions	—	(4,518,504)
Capital share transactions:
Proceeds from sale of shares—Class I	3,702,272	9,107,878
Proceeds from sale of shares—Class II	12,329,578	21,495,194
Reinvestment of distributions—Class I	—	1,209,617
Reinvestment of distributions—Class II	—	3,308,887
Value of shares redeemed—Class I	(2,987,489)	(2,983,796)
Value of shares redeemed—Class II	(8,819,638)	(14,187,399)
Net increase from capital share transactions	4,224,723	17,950,381
Total increase (decrease) in net assets	(21,645,666)	52,198,585
NET ASSETS at beginning of period	180,938,559	128,739,974
NET ASSETS at end of period	$159,292,893	$180,938,559
Undistributed net investment income (loss) included in net assets at end of period	$2,644,660	$(246,977)
SHARE TRANSACTIONS:
Number of shares sold—Class I	374,779	986,669
Number of shares issued through reinvestment of dividends and distributions—Class I	—	119,883
Number of shares redeemed—Class I	(302,495)	(360,106)
Net increase in shares outstanding—Class I	72,284	746,446
Number of shares sold—Class II	1,296,761	2,494,024
Number of shares issued through reinvestment of dividends and distributions—Class II	—	348,671
Number of shares redeemed—Class II	(938,848)	(1,638,307)
Net increase in shares outstanding—Class II	357,913	1,204,388

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio
	Savings Oriented		Conservative Growth
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$2,358,306	$6,415,993	$3,098,532	$10,316,936
Net realized gain (loss)	(1,282,206)	(3,729,514)	1,459,928	(4,028,708)
Net change in unrealized appreciation (depreciation)	(1,231,656)	35,490,254	(12,317,752)	73,147,871
Net increase (decrease) in net assets resulting from operations	(155,556)	38,176,733	(7,759,292)	79,436,099
Distributions to shareholders from:
Net investment income	—	(6,178,805)	—	(10,102,929)
Net realized gain	—	(89,456)	—	—
Total distributions	—	(6,268,261)	—	(10,102,929)
Capital share transactions:
Proceeds from sale of shares	20,088,258	36,993,776	34,012,611	59,975,334
Reinvestment of distributions	—	6,267,265	—	10,102,137
Value of shares redeemed	(15,363,393)	(23,842,977)	(27,199,521)	(60,660,053)
Net increase from capital share transactions	4,724,865	19,418,064	6,813,090	9,417,418
Total increase (decrease) in net assets	4,569,309	51,326,536	(946,202)	78,750,588
NET ASSETS at beginning of period	307,296,547	255,970,011	528,183,096	449,432,508
NET ASSETS at end of period	$311,865,856	$307,296,547	$527,236,894	$528,183,096
Undistributed net investment income included in net assets at end of period	$3,005,842	$647,536	$4,503,560	$1,405,028
SHARE TRANSACTIONS:
Number of shares sold	858,038	1,657,657	1,516,280	2,888,413
Number of shares issued through reinvestment of dividends and distributions	—	269,908	—	456,491
Number of shares redeemed	(653,442)	(1,126,809)	(1,209,390)	(3,091,971)
Net increase in shares outstanding	204,596	800,756	306,890	252,933

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio
	Traditional Growth		Long-Term Growth
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$5,009,267	$21,563,204	$3,362,676	$22,100,879
Net realized gain (loss)	944,778	(8,749,178)	2,927,790	(7,376,648)
Net change in unrealized appreciation (depreciation)	(49,722,377)	237,730,560	(81,474,538)	327,469,912
Net increase (decrease) in net assets resulting from operations	(43,768,332)	250,544,586	(75,184,072)	342,194,143
Distributions to shareholders from:
Net investment income	—	(19,944,289)	—	(17,548,530)
Net realized gain	—	(989,933)	—	(7,065,993)
Total distributions	—	(20,934,222)	—	(24,614,523)
Capital share transactions:
Proceeds from sale of shares	43,482,929	104,314,253	56,384,454	135,760,589
Reinvestment of distributions	—	20,933,481	—	24,614,523
Value of shares redeemed	(50,890,990)	(73,884,585)	(44,499,927)	(60,448,266)
Net increase (decrease) from capital share transactions	(7,408,061)	51,363,149	11,884,527	99,926,846
Total increase (decrease) in net assets	(51,176,393)	280,973,513	(63,299,545)	417,506,466
NET ASSETS at beginning of period	1,353,049,524	1,072,076,011	1,621,102,342	1,203,595,876
NET ASSETS at end of period	$1,301,873,131	$1,353,049,524	$1,557,802,797	$1,621,102,342
Undistributed net investment income included in net assets at end of period	$11,795,546	$6,786,279	$11,126,953	$7,764,277
SHARE TRANSACTIONS:
Number of shares sold	2,109,981	5,731,985	2,878,859	8,112,765
Number of shares issued through reinvestment of dividends and distributions	—	1,032,223	—	1,275,364
Number of shares redeemed	(2,474,669)	(4,427,502)	(2,259,427)	(3,796,408)
Net increase (decrease) in shares outstanding	(364,688)	2,336,706	619,432	5,591,721

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio
	All-Equity Growth
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(404,879)	$5,982,498
Net realized loss	(1,585,878)	(5,487,811)
Net change in unrealized appreciation (depreciation)	(41,692,117)	145,987,231
Net increase (decrease) in net assets resulting from operations	(43,682,874)	146,481,918
Distributions to shareholders from:
Net investment income	—	(4,890,721)
Net realized gain	—	(4,261,652)
Total distributions	—	(9,152,373)
Capital share transactions:
Proceeds from sale of shares	38,677,167	79,959,327
Reinvestment of distributions	—	9,152,373
Value of shares redeemed	(18,017,434)	(20,565,073)
Net increase from capital share transactions	20,659,733	68,546,627
Total increase (decrease) in net assets	(23,023,141)	205,876,172
NET ASSETS at beginning of period	591,533,068	385,656,896
NET ASSETS at end of period	$568,509,927	$591,533,068
Undistributed net investment income included in net assets at end of period	$1,011,124	$1,416,003
SHARE TRANSACTIONS:
Number of shares sold	2,194,143	5,516,041
Number of shares issued through reinvestment of dividends and distributions	—	526,604
Number of shares redeemed	(1,019,723)	(1,517,775)
Net increase in shares outstanding	1,174,420	4,524,870

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone Retirement Income		Milestone 2010
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$736,350	$1,289,894	$518,148	$1,653,486
Net realized loss	(1,430,903)	(3,001,541)	(156,464)	(6,227,767)
Net change in unrealized appreciation (depreciation)	480,119	10,183,438	(3,776,193)	17,177,761
Net increase (decrease) in net assets resulting from operations	(214,434)	8,471,791	(3,414,509)	12,603,480
Distributions to shareholders from:
Net investment income	—	(1,131,661)	—	(1,254,740)
Net realized gain	—	(131,351)	—	(362,908)
Total distributions	—	(1,263,012)	—	(1,617,648)
Capital share transactions:
Proceeds from sale of shares	43,507,523	38,952,559	43,344,124	27,945,309
Reinvestment of distributions	—	1,263,012	—	1,617,648
Value of shares redeemed	(12,008,383)	(14,064,321)	(8,613,718)	(14,802,207)
Net increase from capital share transactions	31,499,140	26,151,250	34,730,406	14,760,750
Total increase in net assets	31,284,706	33,360,029	31,315,897	25,746,582
NET ASSETS at beginning of period	76,683,190	43,323,161	90,789,549	65,042,967
NET ASSETS at end of period	$107,967,896	$76,683,190	$122,105,446	$90,789,549
Undistributed net investment income included in net assets at end of period	$932,208	$195,858	$942,943	$424,795
SHARE TRANSACTIONS:
Number of shares sold	4,396,596	4,204,269	4,517,893	3,149,826
Number of shares issued through reinvestment of dividends and distributions	—	128,747	—	169,210
Number of shares redeemed	(1,209,069)	(1,581,577)	(895,742)	(1,691,970)
Net increase in shares outstanding	3,187,527	2,751,439	3,622,151	1,627,066

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2015		Milestone 2020
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$848,635	$3,041,974	$659,490	$3,098,508
Net realized gain (loss)	289,594	(5,218,726)	106,445	(3,215,932)
Net change in unrealized appreciation (depreciation)	(8,768,568)	32,034,154	(9,804,810)	31,775,045
Net increase (decrease) in net assets resulting from operations	(7,630,339)	29,857,402	(9,038,875)	31,657,621
Distributions to shareholders from:
Net investment income	—	(2,039,306)	—	(3,020,640)
Net realized gain	—	(1,178,592)	—	(1,486,573)
Total distributions	—	(3,217,898)	—	(4,507,213)
Capital share transactions:
Proceeds from sale of shares	60,526,088	51,762,958	48,924,046	51,504,692
Reinvestment of distributions	—	3,217,898	—	4,507,213
Value of shares redeemed	(10,728,756)	(15,880,219)	(5,756,076)	(9,454,164)
Net increase from capital share transactions	49,797,332	39,100,637	43,167,970	46,557,741
Total increase in net assets	42,166,993	65,740,141	34,129,095	73,708,149
NET ASSETS at beginning of period	185,989,028	120,248,887	186,148,060	112,439,911
NET ASSETS at end of period	$228,156,021	$185,989,028	$220,277,155	$186,148,060
Undistributed net investment income included in net assets at end of period	$1,879,784	$1,031,149	$751,118	$91,628
SHARE TRANSACTIONS:
Number of shares sold	6,286,758	5,994,475	5,124,683	6,052,676
Number of shares issued through reinvestment of dividends and distributions	—	337,660	—	477,965
Number of shares redeemed	(1,118,694)	(1,905,953)	(604,773)	(1,146,576)
Net increase in shares outstanding	5,168,064	4,426,182	4,519,910	5,384,065

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2025		Milestone 2030
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$355,891	$2,220,863	$136,652	$1,711,956
Net realized gain (loss)	28,528	(1,780,024)	(142,065)	(1,338,826)
Net change in unrealized appreciation (depreciation)	(8,921,059)	26,094,056	(8,397,636)	23,295,872
Net increase (decrease) in net assets resulting from operations	(8,536,640)	26,534,895	(8,403,049)	23,669,002
Distributions to shareholders from:
Net investment income	—	(2,222,049)	—	(1,712,689)
Net realized gain	—	(1,239,920)	—	(1,159,773)
Total distributions	—	(3,461,969)	—	(2,872,462)
Capital share transactions:
Proceeds from sale of shares	39,092,997	43,932,965	34,296,552	34,947,904
Reinvestment of distributions	—	3,461,969	—	2,872,462
Value of shares redeemed	(3,438,384)	(5,387,805)	(3,174,129)	(3,580,829)
Net increase from capital share transactions	35,654,613	42,007,129	31,122,423	34,239,537
Total increase in net assets	27,117,973	65,080,055	22,719,374	55,036,077
NET ASSETS at beginning of period	146,396,749	81,316,694	121,218,596	66,182,519
NET ASSETS at end of period	$173,514,722	$146,396,749	$143,937,970	$121,218,596
Undistributed net investment income included in net assets at end of period	$369,466	$13,575	$150,378	$13,726
SHARE TRANSACTIONS:
Number of shares sold	4,157,344	5,350,578	3,654,025	4,336,313
Number of shares issued through reinvestment of dividends and distributions	—	373,057	—	310,201
Number of shares redeemed	(364,879)	(682,625)	(340,334)	(441,272)
Net increase in shares outstanding	3,792,465	5,041,010	3,313,691	4,205,242

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2035		Milestone 2040
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Period January 1, 2010 to June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
Increase (decrease) in net assets resulting from operations:
Net investment income	$9,641	$1,050,778	$13,745	$1,259,876
Net realized loss	(21,946)	(774,330)	(5,965,325)	(858,323)
Net change in unrealized appreciation (depreciation)	(6,004,472)	15,019,707	(1,302,141)	17,901,529
Net increase (decrease) in net assets resulting from operations	(6,016,777)	15,296,155	(7,253,721)	18,303,082
Distributions to shareholders from:
Net investment income	—	(1,050,895)	—	(1,260,704)
Net realized gain	—	(732,331)	—	(792,731)
Total distributions	—	(1,783,226)	—	(2,053,435)
Capital share transactions:
Proceeds from sale of shares	21,893,826	26,621,956	25,498,318	38,629,715
Reinvestment of distributions	—	1,783,226	—	2,053,435
Value of shares redeemed	(1,984,672)	(2,418,029)	(15,284,024)	(3,586,173)
Net increase from capital share transactions	19,909,154	25,987,153	10,214,294	37,096,977
Total increase in net assets	13,892,377	39,500,082	2,960,573	53,346,624
NET ASSETS at beginning of period	76,874,966	37,374,884	91,347,772	38,001,148
NET ASSETS at end of period	$90,767,343	$76,874,966	$94,308,345	$91,347,772
Undistributed net investment income included in net assets at end of period	$19,043	$9,402	$24,560	$10,815
SHARE TRANSACTIONS:
Number of shares sold	2,377,094	3,381,530	2,755,514	4,950,336
Number of shares issued through reinvestment of dividends and distributions	—	195,959	—	226,399
Number of shares redeemed	(213,302)	(315,341)	(1,731,826)	(455,748)
Net increase in shares outstanding	2,163,792	3,262,148	1,023,688	4,720,987

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

Milestone Funds
Milestone 2045
For the Period from January 4, 2010* to June 30, 2010 (Unaudited)
Increase (decrease) in net assets resulting from operations:
Net investment loss	$(589)
Net realized gain	1,060
Net change in unrealized depreciation	(342,634)
Net decrease in net assets resulting from operations	(342,163)
Distributions to shareholders from:
Net investment income	—
Net realized gain	—
Total distributions	—
Capital share transactions:
Proceeds from sale of shares	12,720,782
Value of shares redeemed	(18,223)
Net increase from capital share transactions	12,702,559
Total increase in net assets	12,360,396
NET ASSETS at beginning of period	—
NET ASSETS at end of period	$12,360,396
Undistributed net investment loss included in net assets at end of period	$(589)
SHARE TRANSACTIONS:
Number of shares sold	1,323,016
Number of shares issued through reinvestment of dividends and distributions	—
Number of shares redeemed	(1,818)
Net increase in shares outstanding	1,321,198

*	Commencement of operations

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Money Market
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	—		0.00 #	0.02	0.05	0.04	0.03
Net realized and unrealized gain	—		—	0.00 #	—	(0.00)#	—
Total from investment operations	—		0.00 #	0.02	0.05	0.04	0.03
Less distributions:
From net investment income	—		(0.00)#	(0.02)	(0.05)	(0.04)	(0.03)
From net realized gain	—		—	(0.00)#	—	(0.00)#	—
Total distributions	—		(0.00)#	(0.02)	(0.05)	(0.04)	(0.03)
Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.00	%††	0.16%	2.41%	4.75%	4.51%	2.70%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.52	%†	0.51%	0.51%	0.51%	0.52%	0.52%
Expenses net of reimbursements/waivers, if any	0.15	%†	0.39%	0.51%	0.51%	0.52%	0.52%
Net investment income (loss) before reimbursements/waivers	(0.37	)%†	0.04%	2.34%	4.64%	4.47%	2.70%
Net investment income net of reimbursements/waivers, if any	0.00	%†	0.16%	2.34%	4.64%	4.47%	2.70%
Supplemental Data:
Net assets, end of period (000)	$357,745		$454,274	$458,035	$306,799	$217,771	$142,979
Portfolio turnover	N/A		N/A	N/A	N/A	N/A	N/A

	Low Duration Bond(1)
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$9.95		$9.28	$9.83	$9.76	$9.79	$9.98
Income from investment operations:
Net investment income	0.14		0.32	0.37	0.41	0.37	0.30
Net realized and unrealized gain (loss)	0.08		0.65	(0.51)	0.09	0.01	(0.18)
Total from investment operations	0.22		0.97	(0.14)	0.50	0.38	0.12
Less distributions:
From net investment income	(0.14)		(0.30)	(0.41)	(0.43)	(0.38)	(0.31)
Return of capital	—		—	—	—	(0.03)	—
Total distributions	(0.14)		(0.30)	(0.41)	(0.43)	(0.41)	(0.31)
Net Asset Value, end of period	$10.03		$9.95	$9.28	$9.83	$9.76	$9.79
Total return	2.21	%††	10.63%	(1.52)%	5.24%	3.98%	1.27%
Ratios to Average Net Assets:
Expenses	0.64	%†	0.66%	0.66%	0.65%	0.65%	0.65%
Net investment income	2.78	%†	3.27%	3.82%	4.15%	3.82%	3.10%
Supplemental Data:
Net assets, end of period (000)	$444,939		$517,659	$394,704	$507,120	$607,673	$543,913
Portfolio turnover	39	%††	63%	91%	149%	123%	120%

#	Rounds to less than $0.01

††	Not annualized

†	Annualized

(1)	Formerly Short-Term Bond Fund.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Inflation Protected Securities(2)
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$10.72		$9.88	$10.46	$10.03	$10.12	$10.33
Income from investment operations:
Net investment income	0.15		0.11	0.57	0.50	0.39	0.31
Net realized and unrealized gain (loss)	0.33		0.85	(0.59)	0.43	(0.06)	(0.20)
Total from investment operations	0.48		0.96	(0.02)	0.93	0.33	0.11
Less distributions:
From net investment income	(0.15)		(0.12)	(0.46)	(0.50)	(0.39)	(0.32)
Return of capital	—		—	(0.10)	—	(0.03)	—
Total distributions	(0.15)		(0.12)	(0.56)	(0.50)	(0.42)	(0.32)
Net Asset Value, end of period	$11.05		$10.72	$9.88	$10.46	$10.03	$10.12
Total return	4.51	%††	9.75%	(0.40)%	9.64%	3.34%	1.05%
Ratios to Average Net Assets:
Expenses	0.65	%†	0.67%	0.67%	0.68%	0.60%	0.59%
Net investment income	2.84	%†	1.13%	4.64%	4.86%	3.85%	3.01%
Supplemental Data:
Net assets, end of period (000)	$430,789		$338,790	$300,148	$274,209	$142,540	$151,335
Portfolio turnover	48	%††	105%	149%	174%	69%	91%

	Asset Allocation
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$6.11		$5.27	$8.53	$8.40	$7.51	$7.33
Income from investment operations:
Net investment income	0.05		0.09	0.13	0.17	0.14	0.12
Net realized and unrealized gain (loss)	(0.18)		0.84	(3.26)	0.36	1.03	0.22
Total from investment operations	(0.13)		0.93	(3.13)	0.53	1.17	0.34
Less distributions:
From net investment income	—		(0.09)	(0.11)	(0.19)	(0.14)	(0.12)
From net realized gain	—		—	(0.02)	(0.21)	(0.14)	(0.04)
Total distributions	—		(0.09)	(0.13)	(0.40)	(0.28)	(0.16)
Net Asset Value, end of period	$5.98		$6.11	$5.27	$8.53	$8.40	$7.51
Total return	(2.13	)%††	17.62%	(36.71)%	6.25%	15.51%	4.54%
Ratios to Average Net Assets:
Expenses	0.81	%†	0.81%	0.77%	0.75%	0.75%	0.75%
Net investment income	1.43	%†	1.62%	1.70%	1.87%	1.67%	1.48%
Supplemental Data:
Net assets, end of period (000)	$399,127		$436,590	$418,530	$756,329	$768,381	$737,783
Portfolio turnover	18	%††	35%	5%	4%	15%	9%

(2)	Formerly US Government Securities Fund.

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Equity Income
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$7.70		$5.79	$9.78	$9.90	$8.87	$8.95
Income from investment operations:
Net investment income	0.04		0.09	0.13	0.13	0.14	0.16
Net realized and unrealized gain (loss)	(0.48)		1.95	(3.96)	0.25	1.52	0.36
Total from investment operations	(0.44)		2.04	(3.83)	0.38	1.66	0.52
Less distributions:
From net investment income	—		(0.13)	—	(0.14)	(0.14)	(0.16)
From net realized gain	—		—	(0.16)	(0.36)	(0.49)	(0.44)
Total distributions	—		(0.13)	(0.16)	(0.50)	(0.63)	(0.60)
Net Asset Value, end of period	$7.26		$7.70	$5.79	$9.78	$9.90	$8.87
Total return	(5.71	)%††	35.28%	(39.19)%	3.76%	18.73%	5.76%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.86	%†	0.88%	0.88%	0.88%	0.89%	0.90%
Expenses net of reimbursements/waivers, if any	0.86	%†	0.88%	0.88%	0.88%	0.89%	0.89%
Net investment income before reimbursements/waivers	1.13	%†	1.49%	1.74%	1.22%	1.48%	1.77%
Net investment income net of reimbursements/waivers, if any	1.13	%†	1.49%	1.74%	1.23%	1.49%	1.78%
Supplemental Data:
Net assets, end of period (000)	$1,473,192		$1,516,199	$1,102,032	$1,734,750	$1,467,953	$1,260,470
Portfolio turnover	11	%††	22%	29%	18%	18%	16%

	Growth & Income
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$8.49		$6.43	$10.56	$11.49	$10.64	$10.12
Income from investment operations:
Net investment income	0.04		0.10	0.10	0.12	0.10	0.09
Net realized and unrealized gain (loss)	(0.59)		2.06	(4.13)	0.58	1.32	0.52
Total from investment operations	(0.55)		2.16	(4.03)	0.70	1.42	0.61
Less distributions:
From net investment income	—		(0.10)	(0.07)	(0.15)	(0.10)	(0.09)
From net realized gain	—		—	(0.03)	(1.48)	(0.47)	—
Total distributions	—		(0.10)	(0.10)	(1.63)	(0.57)	(0.09)
Net Asset Value, end of period	$7.94		$8.49	$6.43	$10.56	$11.49	$10.64
Total return	(6.48	)%††	33.61%	(38.16)%	5.98%	13.28%	6.02%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.82	%†	0.82%	0.81%	0.81%	0.81%	0.82%
Expenses net of reimbursements/waivers, if any	0.81	%†	0.81%	0.80%	0.80%	0.81%	0.82%
Net investment income before reimbursements/waivers	0.85	%†	1.39%	1.20%	0.90%	0.89%	0.87%
Net investment income net of reimbursements/waivers, if any	0.86	%†	1.39%	1.21%	0.90%	0.90%	0.88%
Supplemental Data:
Net assets, end of period (000)	$974,629		$1,023,636	$747,032	$1,101,700	$1,176,614	$1,016,831
Portfolio turnover	21	%††	111%	58%	41%	38%	27%

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Growth
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$7.70		$5.91	$10.45	$9.56	$8.70	$8.31
Income from investment operations:
Net investment income	0.02		0.04	0.06	0.05	0.03	0.01
Net realized and unrealized gain (loss)	(0.67)		1.79	(4.54)	0.89	0.86	0.39
Total from investment operations	(0.65)		1.83	(4.48)	0.94	0.89	0.40
Less distributions:
From net investment income	—		(0.04)	(0.06)	(0.05)	(0.03)	(0.01)
Total distributions	—		(0.04)	(0.06)	(0.05)	(0.03)	(0.01)
Net Asset Value, end of period	$7.05		$7.70	$5.91	$10.45	$9.56	$8.70
Total return	(8.44	)%††	31.02%	(42.89)%	9.81%	10.21%	4.86%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.87	%†	0.86%	0.88%	0.87%	0.90%	0.94%
Expenses net of reimbursements/waivers, if any	0.85	%†	0.84%	0.87%	0.87%	0.90%	0.94%
Net investment income before reimbursements/waivers	0.42	%†	0.64%	0.63%	0.41%	0.31%	0.11%
Net investment income net of reimbursements/waivers, if any	0.44	%†	0.66%	0.64%	0.41%	0.31%	0.11%
Supplemental Data:
Net assets, end of period (000)	$1,608,335		$1,814,533	$1,427,675	$2,567,845	$2,783,795	$2,816,803
Portfolio turnover	40	%††	89%	175%	50%	62%	85%

	Select Value
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	For the Period from October 30, 2007* to December 31, 2007
Net Asset Value, beginning of period	$8.25		$6.07	$9.38	$10.00
Income from investment operations:
Net investment income	0.04		0.10	0.12	0.04
Net realized and unrealized gain (loss)	(0.26)		2.14	(3.31)	(0.62)
Total from investment operations	(0.22)		2.24	(3.19)	(0.58)
Less distributions:
From net investment income	—		(0.06)	(0.12)	(0.04)
Total distributions	—		(0.06)	(0.12)	(0.04)
Net Asset Value, end of period	$8.03		$8.25	$6.07	$9.38
Total return	(2.67	)%††	36.99%	(33.96)%	(5.85	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.99	%†	1.04%	1.01%	1.04	%†
Expenses net of reimbursements/waivers, if any	0.99	%†	1.04%	0.98%	1.00	%†
Net investment income before reimbursements/waivers	0.85	%†	1.42%	1.65%	2.02	%†
Net investment income net of reimbursements/waivers, if any	0.85	%†	1.42%	1.68%	2.06	%†
Supplemental Data:
Net assets, end of period (000)	$276,062		$295,800	$220,955	$294,157
Portfolio turnover	36	%††	85%	211%	11	%††

††	Not annualized

†	Annualized

*	Commencement of operations

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Aggressive Opportunities
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$9.52		$6.32	$11.26	$12.85	$11.63	$10.52
Income from investment operations:
Net investment income (loss)	(0.01)		(0.00)#	0.03	0.01	(0.00)#	0.04
Net realized and unrealized gain (loss)	(0.28)		3.22	(4.68)	0.72	1.56	1.35
Total from investment operations	(0.29)		3.22	(4.65)	0.73	1.56	1.39
Less distributions:
From net investment income	—		(0.02)	(0.01)	—	(0.05)	(0.28)
From net realized gain	—		—	(0.28)	(2.32)	(0.29)	—
Total distributions	—		(0.02)	(0.29)	(2.32)	(0.34)	(0.28)
Net Asset Value, end of period	$9.23		$9.52	$6.32	$11.26	$12.85	$11.63
Total return	(3.05	)%††	50.95%	(41.29)%	5.53%	13.36%	13.21%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.96	%†	0.99%	1.01%	1.02%	1.05%	1.24%
Expenses net of reimbursements/waivers, if any	0.96	%†	0.98%	0.96%	1.02%	1.04%	1.22%
Net investment income (loss) before reimbursements/waivers	(0.13	)%†	(0.02)%	0.25%	0.07%	(0.04)%	0.29%
Net investment income (loss) net of reimbursements/waivers, if any	(0.13	)%†	(0.02)%	0.30%	0.08%	(0.03)%	0.31%
Supplemental Data:
Net assets, end of period (000)	$949,184		$1,010,098	$668,403	$1,154,745	$1,366,708	$1,252,413
Portfolio turnover	72	%††	53%	57%	45%	88%	45%

	Discovery
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	For the Period from October 30, 2007* to December 31, 2007
Net Asset Value, beginning of period	$7.54		$5.46	$9.25	$10.00
Income from investment operations:
Net investment income	0.03		0.08	0.20	0.03
Net realized and unrealized gain (loss)	(0.31)		2.07	(3.77)	(0.68)
Total from investment operations	(0.28)		2.15	(3.57)	(0.65)
Less distributions:
From net investment income	—		(0.07)	(0.17)	(0.03)
From net realized gain	—		—	—	(0.07)
Return of capital	—		—	(0.05)	—
Total distributions	—		(0.07)	(0.22)	(0.10)
Net Asset Value, end of period	$7.26		$7.54	$5.46	$9.25
Total return	(3.71	)%††	39.32%	(38.51)%	(6.46	)%††
Ratios to Average Net Assets:
Expenses	0.97	%†	0.99%	0.99%	1.07	%†
Net investment income	0.87	%†	1.35%	2.12%	2.08	%†
Supplemental Data:
Net assets, end of period (000)	$165,996		$178,174	$126,382	$173,510
Portfolio turnover	36	%††	85%	111%	36	%††

#	Rounds to less than $0.01

††	Not annualized

†	Annualized

*	Commencement of operations

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	International
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$8.85		$6.94	$12.19	$12.57	$11.56	$10.06
Income from investment operations:
Net investment income	0.10		0.12	0.17	0.18	0.16	0.11
Net realized and unrealized gain (loss)	(1.24)		1.96	(5.29)	1.37	2.29	1.59
Total from investment operations	(1.14)		2.08	(5.12)	1.55	2.45	1.70
Less distributions:
From net investment income	—		(0.17)	(0.02)	(0.21)	(0.20)	(0.20)
From net realized gain	—		—	(0.11)	(1.72)	(1.24)	—
Total distributions	—		(0.17)	(0.13)	(1.93)	(1.44)	(0.20)
Net Asset Value, end of period	$7.71		$8.85	$6.94	$12.19	$12.57	$11.56
Total return	(12.88	)%††	29.97%	(42.03)%	12.46%	21.14%	16.88%
Ratios to Average Net Assets:
Expenses	0.98	%†	1.05%	1.07%	1.10%	1.11%	1.17%
Net investment income	2.71	%†	1.70%	1.95%	1.15%	1.08%	1.06%
Supplemental Data:
Net assets, end of period (000)	$960,665		$1,015,627	$766,210	$1,145,029	$1,049,831	$722,161
Portfolio turnover	21	%††	164%	59%	60%	65%	42%

	Diversifying Strategies(3)
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	For the Period from October 30, 2007* to December 31, 2007
Net Asset Value, beginning of period	$9.85		$9.28	$9.95	$10.00
Income from investment operations:
Net investment income	0.02		0.09	0.28	0.06
Net realized and unrealized gain (loss)	(0.04)		0.53	(0.95)	(0.07)
Total from investment operations	(0.02)		0.62	(0.67)	(0.01)
Less distributions:
From net investment income	—		(0.05)	—	(0.04)
From net realized gain	—		—	(0.00)#	—
Total distributions	—		(0.05)	(0.00)#	(0.04)
Net Asset Value, end of period	$9.83		$9.85	$9.28	$9.95
Total return	(0.20	)%††	6.64%	(6.73)%	(0.07	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.93	%†	0.96%	1.00%	1.02	%†
Expenses net of reimbursements/waivers, if any	0.93	%†	0.95%	0.99%	1.01	%†
Net investment income before reimbursements/waivers	1.07	%†	1.05%	2.30%	3.52	%†
Net investment income net of reimbursements/waivers, if any	1.07	%†	1.06%	2.31%	3.53	%†
Supplemental Data:
Net assets, end of period (000)	$723,743		$453,196	$338,090	$465,175
Portfolio turnover	35	%††	129%	89%	16	%††

#	Rounds to less than $0.01

††	Not annualized

†	Annualized

(3)	Formerly Diversified Assets Fund.

*	Commencement of operations

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Core Bond Index Class I
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005(a)
Net Asset Value, beginning of period	$9.89		$9.81	$9.87	$9.75	$9.90	$10.17
Income from investment operations:
Net investment income	0.22		0.40	0.46	0.47	0.44	0.41
Net realized and unrealized gain (loss)	0.29		0.13	(0.02)	0.15	(0.08)	(0.21)
Total from investment operations	0.51		0.53	0.44	0.62	0.36	0.20
Less distributions:
From net investment income	(0.20)		(0.45)	(0.50)	(0.50)	(0.47)	(0.47)
Return of capital	—		—	—	—	(0.04)	—
Total distributions	(0.20)		(0.45)	(0.50)	(0.50)	(0.51)	(0.47)
Net Asset Value, end of period	$10.20		$9.89	$9.81	$9.87	$9.75	$9.90
Total return	5.21	%††	5.57%	4.63%	6.52%	3.82%	1.98%
Ratios to Average Net Assets:
Expenses	0.42	%†	0.42%	0.44%	0.44%	0.44%	0.45%
Net investment income	4.32	%†	3.99%	4.70%	4.71%	4.50%	4.03%
Supplemental Data:
Net assets, end of period (000)	$744,879		$857,504	$656,279	$888,541	$988,984	$865,929
Portfolio turnover	35	%††	60%	49%	76%	28%	31%

	Core Bond Index Class II
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005(a)
Net Asset Value, beginning of period	$9.94		$9.86	$9.92	$9.80	$9.94	$10.21
Income from investment operations:
Net investment income	0.23		0.42	0.48	0.49	0.46	0.43
Net realized and unrealized gain (loss)	0.29		0.13	(0.02)	0.15	(0.07)	(0.21)
Total from investment operations	0.52		0.55	0.46	0.64	0.39	0.22
Less distributions:
From net investment income	(0.21)		(0.47)	(0.52)	(0.52)	(0.49)	(0.49)
Return of capital	—		—	—	—	(0.04)	—
Total distributions	(0.21)		(0.47)	(0.52)	(0.52)	(0.53)	(0.49)
Net Asset Value, end of period	$10.25		$9.94	$9.86	$9.92	$9.80	$9.94
Total return	5.29	%††	5.74%	4.82%	6.71%	4.11%	2.17%
Ratios to Average Net Assets:
Expenses	0.22	%†	0.22%	0.24%	0.24%	0.24%	0.25%
Net investment income	4.53	%†	4.21%	4.90%	4.91%	4.70%	4.23%
Supplemental Data:
Net assets, end of period (000)	$252,986		$238,193	$220,355	$201,573	$170,987	$165,467
Portfolio turnover	35	%††	60%	49%	76%	28%	31%

(a)	Per share amounts were calculated using the average shares outstanding method.

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	500 Stock Index Class I
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$8.81		$7.12	$11.63	$11.23	$9.87	$9.58
Income from investment operations:
Net investment income	0.07		0.16	0.18	0.22	0.18	0.15
Net realized and unrealized gain (loss)	(0.68)		1.70	(4.52)	0.35	1.33	0.28
Total from investment operations	(0.61)		1.86	(4.34)	0.57	1.51	0.43
Less distributions:
From net investment income	—		(0.17)	(0.17)	(0.17)	(0.15)	(0.14)
Total distributions	—		(0.17)	(0.17)	(0.17)	(0.15)	(0.14)
Net Asset Value, end of period	$8.20		$8.81	$7.12	$11.63	$11.23	$9.87
Total return	(6.92	)%††	26.13%	(37.31)%	5.06%	15.27%	4.44%
Ratios to Average Net Assets:
Expenses	0.44	%†	0.44%	0.46%	0.45%	0.45%	0.46%
Net investment income	1.51	%†	2.19%	1.92%	1.55%	1.53%	1.42%
Supplemental Data:
Net assets, end of period (000)	$82,110		$85,772	$59,748	$95,694	$107,977	$108,030
Portfolio turnover	1	%††	15%	7%	5%	4%	5%

	500 Stock Index Class II
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$8.32		$6.73	$11.01	$10.65	$9.36	$9.10
Income from investment operations:
Net investment income	0.07		0.19	0.19	0.20	0.17	0.15
Net realized and unrealized gain (loss)	(0.63)		1.58	(4.28)	0.36	1.29	0.27
Total from investment operations	(0.56)		1.77	(4.09)	0.56	1.46	0.42
Less distributions:
From net investment income	—		(0.18)	(0.19)	(0.20)	(0.17)	(0.16)
Total distributions	—		(0.18)	(0.19)	(0.20)	(0.17)	(0.16)
Net Asset Value, end of period	$7.76		$8.32	$6.73	$11.01	$10.65	$9.36
Total return	(6.73	)%††	26.35%	(37.15)%	5.22%	15.60%	4.57%
Ratios to Average Net Assets:
Expenses	0.24	%†	0.24%	0.26%	0.25%	0.25%	0.26%
Net investment income	1.71	%†	2.40%	2.13%	1.75%	1.73%	1.62%
Supplemental Data:
Net assets, end of period (000)	$228,354		$237,743	$200,989	$316,248	$287,392	$241,849
Portfolio turnover	1	%††	15%	7%	5%	4%	5%

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Broad Market Index Class I
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$9.47		$7.53	$12.25	$11.81	$10.35	$9.90
Income from investment operations:
Net investment income	0.07		0.17	0.21	0.26	0.22	0.17
Net realized and unrealized gain (loss)	(0.63)		1.92	(4.75)	0.35	1.38	0.42
Total from investment operations	(0.56)		2.09	(4.54)	0.61	1.60	0.59
Less distributions:
From net investment income	—		(0.15)	(0.18)	(0.17)	(0.14)	(0.14)
Total distributions	—		(0.15)	(0.18)	(0.17)	(0.14)	(0.14)
Net Asset Value, end of period	$8.91		$9.47	$7.53	$12.25	$11.81	$10.35
Total return	(5.91	)%††	27.78%	(37.06)%	5.15%	15.46%	5.91%
Ratios to Average Net Assets:
Expenses	0.43	%†	0.43%	0.44%	0.44%	0.44%	0.45%
Net investment income	1.45	%†	2.05%	1.81%	1.48%	1.42%	1.37%
Supplemental Data:
Net assets, end of period (000)	$111,404		$119,777	$94,710	$170,584	$195,651	$208,588
Portfolio turnover	2	%††	7%	4%	2%	2%	2%

	Broad Market Index Class II
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$8.91		$7.09	$11.57	$11.17	$9.80	$9.37
Income from investment operations:
Net investment income	0.08		0.18	0.20	0.20	0.17	0.15
Net realized and unrealized gain (loss)	(0.60)		1.81	(4.48)	0.40	1.37	0.44
Total from investment operations	(0.52)		1.99	(4.28)	0.60	1.54	0.59
Less distributions:
From net investment income	—		(0.17)	(0.20)	(0.20)	(0.17)	(0.16)
Total distributions	—		(0.17)	(0.20)	(0.20)	(0.17)	(0.16)
Net Asset Value, end of period	$8.39		$8.91	$7.09	$11.57	$11.17	$9.80
Total return	(5.84	)%††	28.04%	(36.97)%	5.35%	15.68%	6.27%
Ratios to Average Net Assets:
Expenses	0.23	%†	0.23%	0.24%	0.24%	0.24%	0.25%
Net investment income	1.65	%†	2.26%	2.03%	1.68%	1.63%	1.52%
Supplemental Data:
Net assets, end of period (000)	$317,296		$358,250	$295,297	$484,534	$449,961	$389,843
Portfolio turnover	2	%††	7%	4%	2%	2%	2%

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Mid/Small Company Index Class I
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$12.35		$9.17	$16.23	$16.52	$14.99	$13.80
Income from investment operations:
Net investment income	0.06		0.13	0.18	0.16	0.16	0.13
Net realized and unrealized gain (loss)	(0.23)		3.19	(6.46)	0.68	2.09	1.20
Total from investment operations	(0.17)		3.32	(6.28)	0.84	2.25	1.33
Less distributions:
From net investment income	—		(0.14)	(0.18)	(0.20)	(0.12)	(0.14)
From net realized gain	—		—	(0.59)	(0.93)	(0.60)	—
Return of capital	—		—	(0.01)	—	—	—
Total distributions	—		(0.14)	(0.78)	(1.13)	(0.72)	(0.14)
Net Asset Value, end of period	$12.18		$12.35	$9.17	$16.23	$16.52	$14.99
Total return	(1.38	)%††	36.19%	(38.57)%	4.98%	14.99%	9.63%
Ratios to Average Net Assets:
Expenses	0.46	%†	0.48%	0.50%	0.50%	0.51%	0.52%
Net investment income	0.99	%†	1.46%	1.47%	1.16%	1.04%	1.01%
Supplemental Data:
Net assets, end of period (000)	$164,270		$134,165	$82,628	$105,496	$78,663	$68,330
Portfolio turnover	9	%††	25%	15%	18%	20%	12%

	Mid/Small Company Index Class II
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$11.73		$8.71	$15.48	$15.80	$14.36	$13.22
Income from investment operations:
Net investment income	0.07		0.17	0.23	0.22	0.20	0.17
Net realized and unrealized gain (loss)	(0.22)		3.00	(6.20)	0.61	2.00	1.14
Total from investment operations	(0.15)		3.17	(5.97)	0.83	2.20	1.31
Less distributions:
From net investment income	—		(0.15)	(0.20)	(0.22)	(0.16)	(0.17)
From net realized gain	—		—	(0.59)	(0.93)	(0.60)	—
Return of capital	—		—	(0.01)	—	—	—
Total distributions	—		(0.15)	(0.80)	(1.15)	(0.76)	(0.17)
Net Asset Value, end of period	$11.58		$11.73	$8.71	$15.48	$15.80	$14.36
Total return	(1.28	)%††	36.47%	(38.44)%	5.20%	15.24%	9.87%
Ratios to Average Net Assets:
Expenses	0.26	%†	0.28%	0.30%	0.30%	0.31%	0.32%
Net investment income	1.19	%†	1.66%	1.63%	1.36%	1.24%	1.20%
Supplemental Data:
Net assets, end of period (000)	$108,349		$97,453	$71,965	$121,950	$106,900	$95,502
Portfolio turnover	9	%††	25%	15%	18%	20%	12%

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Overseas Equity Index Class I
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$10.30		$8.20	$14.80	$13.79	$11.26	$10.17
Income from investment operations:
Net investment income	0.15		0.22	0.39	0.35	0.21	0.18
Net realized and unrealized gain (loss)	(1.59)		2.12	(6.61)	1.05	2.64	1.12
Total from investment operations	(1.44)		2.34	(6.22)	1.40	2.85	1.30
Less distributions:
From net investment income	—		(0.24)	(0.32)	(0.38)	(0.32)	(0.21)
From net realized gain	—		—	(0.06)	(0.01)	—	—
Total distributions	—		(0.24)	(0.38)	(0.39)	(0.32)	(0.21)
Net Asset Value, end of period	$8.86		$10.30	$8.20	$14.80	$13.79	$11.26
Total return	(13.98	)%††	28.63%	(42.05)%	10.17%	25.35%	12.74%
Ratios to Average Net Assets:
Expenses	0.60	%†	0.59%	0.63%	0.63%	0.73%	0.95%
Net investment income	3.16	%†	2.61%	3.07%	2.36%	2.15%	1.82%
Supplemental Data:
Net assets, end of period (000)	$46,152		$52,937	$36,021	$70,723	$55,259	$32,639
Portfolio turnover	1	%††	5%	6%	5%	3%	8%

	Overseas Equity Index Class II
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$9.69		$7.72	$13.98	$13.06	$10.67	$9.64
Income from investment operations:
Net investment income	0.15		0.23	0.39	0.35	0.25	0.20
Net realized and unrealized gain (loss)	(1.50)		2.00	(6.25)	0.99	2.48	1.06
Total from investment operations	(1.35)		2.23	(5.86)	1.34	2.73	1.26
Less distributions:
From net investment income	—		(0.26)	(0.34)	(0.41)	(0.34)	(0.23)
From net realized gain	—		—	(0.06)	(0.01)	—	—
Total distributions	—		(0.26)	(0.40)	(0.42)	(0.34)	(0.23)
Net Asset Value, end of period	$8.34		$9.69	$7.72	$13.98	$13.06	$10.67
Total return	(13.93	)%††	28.94%	(41.90)%	10.30%	25.64%	13.03%
Ratios to Average Net Assets:
Expenses	0.40	%†	0.39%	0.43%	0.43%	0.53%	0.75%
Net investment income	3.35	%†	2.83%	3.27%	2.56%	2.37%	1.98%
Supplemental Data:
Net assets, end of period (000)	$113,141		$128,002	$92,719	$178,661	$107,963	$56,920
Portfolio turnover	1	%††	5%	6%	5%	3%	8%

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Savings Oriented
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$23.22		$20.58	$24.70	$24.70	$24.23	$24.21
Income from investment operations:
Net investment income	0.17		0.49	0.73	0.88	0.84	0.72
Net realized and unrealized gain (loss)	(0.19)		2.64	(3.63)	0.63	0.83	0.02
Total from investment operations	(0.02)		3.13	(2.90)	1.51	1.67	0.74
Less distributions:
From net investment income	—		(0.48)	(0.70)	(0.96)	(0.86)	(0.72)
From net realized gain	—		(0.01)	(0.52)	(0.55)	(0.34)	—
Total distributions	—		(0.49)	(1.22)	(1.51)	(1.20)	(0.72)
Net Asset Value, end of period	$23.20		$23.22	$20.58	$24.70	$24.70	$24.23
Total return	(0.09	)%††	15.18%	(11.67)%	6.15%	6.90%	3.06%
Ratios to Average Net Assets:
Expenses	0.14	%†	0.16%	0.16%	0.15%	0.15%	0.16%
Net investment income	1.51	%†	2.36%	2.88%	3.66%	3.36%	3.01%
Supplemental Data:
Net assets, end of period (000)	$311,866		$307,297	$255,970	$311,455	$292,287	$281,036
Portfolio turnover	19	%††	7%	18%	27%	11%	9%

	Model Portfolio Conservative Growth
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$22.13		$19.04	$24.62	$24.48	$23.24	$22.87
Income from investment operations:
Net investment income	0.13		0.44	0.58	0.68	0.69	0.62
Net realized and unrealized gain (loss)	(0.45)		3.08	(4.92)	0.92	1.26	0.37
Total from investment operations	(0.32)		3.52	(4.34)	1.60	1.95	0.99
Less distributions:
From net investment income	—		(0.43)	(0.53)	(0.75)	(0.71)	(0.62)
From net realized gain	—		—	(0.71)	(0.71)	—	—
Total distributions	—		(0.43)	(1.24)	(1.46)	(0.71)	(0.62)
Net Asset Value, end of period	$21.81		$22.13	$19.04	$24.62	$24.48	$23.24
Total return	(1.45	)%††	18.50%	(17.56)%	6.57%	8.38%	4.31%
Ratios to Average Net Assets:
Expenses	0.14	%†	0.15%	0.15%	0.14%	0.15%	0.15%
Net investment income	1.16	%†	2.20%	2.40%	2.99%	2.86%	2.72%
Supplemental Data:
Net assets, end of period (000)	$527,237		$528,183	$449,433	$597,775	$549,966	$512,992
Portfolio turnover	16	%††	13%	19%	27%	9%	7%

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Traditional Growth
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$20.28		$16.65	$24.04	$24.26	$22.46	$21.67
Income from investment operations:
Net investment income	0.08		0.33	0.38	0.46	0.48	0.47
Net realized and unrealized gain (loss)	(0.74)		3.62	(6.53)	1.25	1.86	0.79
Total from investment operations	(0.66)		3.95	(6.15)	1.71	2.34	1.26
Less distributions:
From net investment income	—		(0.30)	(0.30)	(0.56)	(0.51)	(0.47)
From net realized gain	—		(0.02)	(0.94)	(1.37)	(0.03)	—
Total distributions	—		(0.32)	(1.24)	(1.93)	(0.54)	(0.47)
Net Asset Value, end of period	$19.62		$20.28	$16.65	$24.04	$24.26	$22.46
Total return	(3.25	)%††	23.72%	(25.39)%	7.03%	10.42%	5.79%
Ratios to Average Net Assets:
Expenses	0.12	%†	0.13%	0.13%	0.13%	0.13%	0.14%
Net investment income	0.74	%†	1.86%	1.74%	2.23%	2.13%	2.21%
Supplemental Data:
Net assets, end of period (000)	$1,301,873		$1,353,050	$1,072,076	$1,487,224	$1,331,012	$1,135,671
Portfolio turnover	9	%††	8%	20%	28%	6%	4%

	Model Portfolio Long-Term Growth
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$19.30		$15.35	$24.26	$24.56	$22.16	$21.02
Income from investment operations:
Net investment income	0.04		0.26	0.24	0.26	0.34	0.38
Net realized and unrealized gain (loss)	(0.93)		3.99	(7.81)	1.64	2.43	1.14
Total from investment operations	(0.89)		4.25	(7.57)	1.90	2.77	1.52
Less distributions:
From net investment income	—		(0.21)	(0.21)	(0.43)	(0.32)	(0.38)
From net realized gain	—		(0.09)	(1.13)	(1.77)	(0.05)	—
Total distributions	—		(0.30)	(1.34)	(2.20)	(0.37)	(0.38)
Net Asset Value, end of period	$18.41		$19.30	$15.35	$24.26	$24.56	$22.16
Total return	(4.61	)%††	27.67%	(30.99)%	7.74%	12.50%	7.24%
Ratios to Average Net Assets:
Expenses	0.12	%†	0.13%	0.13%	0.12%	0.13%	0.14%
Net investment income	0.41	%†	1.63%	1.16%	1.57%	1.51%	1.87%
Supplemental Data:
Net assets, end of period (000)	$1,557,803		$1,621,102	$1,203,596	$1,677,987	$1,470,918	$1,209,329
Portfolio turnover	5	%††	5%	14%	27%	6%	7%

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio All-Equity Growth
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$17.38		$13.07	$24.63	$25.88	$22.96	$21.39
Income from investment operations:
Net investment income (loss)	(0.01)		0.18	0.11	0.04	0.15	0.25
Net realized and unrealized gain (loss)	(1.22)		4.41	(10.01)	1.98	3.19	1.57
Total from investment operations	(1.23)		4.59	(9.90)	2.02	3.34	1.82
Less distributions:
From net investment income	—		(0.15)	(0.12)	(0.21)	(0.19)	(0.25)
From net realized gain	—		(0.13)	(1.54)	(3.06)	(0.23)	—
Total distributions	—		(0.28)	(1.66)	(3.27)	(0.42)	(0.25)
Net Asset Value, end of period	$16.15		$17.38	$13.07	$24.63	$25.88	$22.96
Total return	(7.08	)%††	35.07%	(39.86)%	7.75%	14.58%	8.49%
Ratios to Average Net Assets:
Expenses	0.13	%†	0.14%	0.15%	0.14%	0.15%	0.16%
Net investment income (loss)	(0.13	)%†	1.30%	0.57%	0.82%	0.71%	1.30%
Supplemental Data:
Net assets, end of period (000)	$568,510		$591,533	$385,657	$597,973	$470,888	$303,975
Portfolio turnover	3	%††	3%	7%	23%	6%	2%

	Milestone Retirement Income
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$9.81		$8.56	$10.61	$10.51	$10.14	$10.00
Income from investment operations:
Net investment income	0.06		0.16	0.29	0.27	0.29	0.19
Net realized and unrealized gain (loss)	(0.06)		1.26	(1.76)	0.36	0.48	0.15
Total from investment operations	—		1.42	(1.47)	0.63	0.77	0.34
Less distributions:
From net investment income	—		(0.15)	(0.29)	(0.29)	(0.29)	(0.19)
From net realized gain	—		(0.02)	(0.29)	(0.24)	(0.11)	(0.01)
Total distributions	—		(0.17)	(0.58)	(0.53)	(0.40)	(0.20)
Net Asset Value, end of period	$9.81		$9.81	$8.56	$10.61	$10.51	$10.14
Total return	0.00	%††	16.53%	(13.76)%	6.05%	7.52%	3.39	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.19	%†	0.25%	0.27%	0.30%	0.53%	1.20	%†
Expenses net of reimbursements/waivers, if any	0.19	%†	0.20%	0.07%	0.14%	0.16%	0.15	%†
Net investment income before reimbursements/waivers	1.50	%†	2.29%	2.55%	3.48%	3.06%	2.54	%†
Net investment income net of reimbursements/waivers, if any	1.50	%†	2.34%	2.74%	3.63%	3.43%	3.59	%†
Supplemental Data:
Net assets, end of period (000)	$107,968		$76,683	$43,323	$54,573	$22,534	$13,146
Portfolio turnover	20	%††	14%	36%	63%	25%	35	%††

††	Not annualized

†	Annualized

*	Commencement of operations

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2010
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$9.56		$8.27	$10.65	$10.85	$10.28	$10.00
Income from investment operations:
Net investment income	0.03		0.18	0.23	0.27	0.24	0.18
Net realized and unrealized gain (loss)	(0.28)		1.29	(2.09)	0.42	0.68	0.29
Total from investment operations	(0.25)		1.47	(1.86)	0.69	0.92	0.47
Less distributions:
From net investment income	—		(0.14)	(0.23)	(0.30)	(0.25)	(0.18)
From net realized gain	—		(0.04)	(0.29)	(0.59)	(0.10)	(0.01)
Total distributions	—		(0.18)	(0.52)	(0.89)	(0.35)	(0.19)
Net Asset Value, end of period	$9.31		$9.56	$8.27	$10.65	$10.85	$10.28
Total return	(2.62	)%††	17.71%	(17.34)%	6.43%	8.95%	4.65	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.18	%†	0.22%	0.23%	0.24%	0.32%	0.62	%†
Expenses net of reimbursements/waivers, if any	0.18	%†	0.19%	0.13%	0.18%	0.18%	0.15	%†
Net investment income before reimbursements/waivers	0.91	%†	2.15%	2.31%	2.97%	2.74%	2.49	%†
Net investment income net of reimbursements/waivers, if any	0.91	%†	2.17%	2.41%	3.02%	2.88%	2.97	%†
Supplemental Data:
Net assets, end of period (000)	$122,105		$90,790	$65,043	$70,403	$48,483	$26,638
Portfolio turnover	28	%††	20%	27%	58%	15%	18	%††

	Milestone 2015
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$9.53		$7.96	$11.13	$11.29	$10.44	$10.00
Income from investment operations:
Net investment income	0.02		0.16	0.17	0.22	0.19	0.15
Net realized and unrealized gain (loss)	(0.31)		1.58	(2.80)	0.56	0.94	0.44
Total from investment operations	(0.29)		1.74	(2.63)	0.78	1.13	0.59
Less distributions:
From net investment income	—		(0.11)	(0.18)	(0.25)	(0.20)	(0.15)
From net realized gain	—		(0.06)	(0.36)	(0.69)	(0.08)	(0.00	)#
Total distributions	—		(0.17)	(0.54)	(0.94)	(0.28)	(0.15)
Net Asset Value, end of period	$9.24		$9.53	$7.96	$11.13	$11.29	$10.44
Total return	(3.04	)%††	21.84%	(23.54)%	6.88%	10.87%	5.93	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.15	%†	0.18%	0.19%	0.18%	0.24%	0.48	%†
Expenses net of reimbursements/waivers, if any	0.15	%†	0.17%	0.14%	0.18%	0.17%	0.15	%†
Net investment income before reimbursements/waivers	0.77	%†	2.06%	1.81%	2.57%	2.33%	2.43	%†
Net investment income net of reimbursements/waivers, if any	0.77	%†	2.07%	1.85%	2.57%	2.39%	2.76	%†
Supplemental Data:
Net assets, end of period (000)	$228,156		$185,989	$120,249	$138,535	$84,357	$41,455
Portfolio turnover	13	%††	12%	21%	40%	10%	8	%††

#	Rounds to less than $0.01

*	Commencement of operations

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2020
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$9.43		$7.83	$11.38	$11.52	$10.50	$10.00
Income from investment operations:
Net investment income	0.03		0.16	0.13	0.20	0.18	0.14
Net realized and unrealized gain (loss)	(0.38)		1.68	(3.20)	0.63	1.07	0.50
Total from investment operations	(0.35)		1.84	(3.07)	0.83	1.25	0.64
Less distributions:
From net investment income	—		(0.16)	(0.14)	(0.23)	(0.18)	(0.14)
From net realized gain	—		(0.08)	(0.34)	(0.74)	(0.05)	(0.00	)#
Total distributions	—		(0.24)	(0.48)	(0.97)	(0.23)	(0.14)
Net Asset Value, end of period	$9.08		$9.43	$7.83	$11.38	$11.52	$10.50
Total return	(3.71	)%††	23.43%	(26.86)%	7.17%	11.92%	6.48	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.15	%†	0.18%	0.19%	0.20%	0.28%	0.67	%†
Expenses net of reimbursements/waivers, if any	0.15	%†	0.17%	0.15%	0.19%	0.18%	0.15	%†
Net investment income before reimbursements/waivers	0.62	%†	2.16%	1.50%	2.23%	2.05%	2.14	%†
Net investment income net of reimbursements/waivers, if any	0.62	%†	2.17%	1.54%	2.24%	2.16%	2.67	%†
Supplemental Data:
Net assets, end of period (000)	$220,277		$186,148	$112,440	$112,064	$62,402	$27,240
Portfolio turnover	8	%††	7%	12%	40%	5%	6	%††

	Milestone 2025
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$9.28		$7.58	$11.55	$11.72	$10.58	$10.00
Income from investment operations:
Net investment income	0.02		0.14	0.10	0.16	0.15	0.14
Net realized and unrealized gain (loss)	(0.43)		1.78	(3.57)	0.68	1.19	0.58
Total from investment operations	(0.41)		1.92	(3.47)	0.84	1.34	0.72
Less distributions:
From net investment income	—		(0.14)	(0.11)	(0.20)	(0.16)	(0.14)
From net realized gain	—		(0.08)	(0.39)	(0.81)	(0.04)	(0.00	)#
Total distributions	—		(0.22)	(0.50)	(1.01)	(0.20)	(0.14)
Net Asset Value, end of period	$8.87		$9.28	$7.58	$11.55	$11.72	$10.58
Total return	(4.42	)%††	25.40%	(29.90)%	7.17%	12.70%	7.18	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.16	%†	0.19%	0.21%	0.22%	0.33%	0.90	%†
Expenses net of reimbursements/waivers, if any	0.16	%†	0.18%	0.15%	0.18%	0.18%	0.15	%†
Net investment income before reimbursements/waivers	0.42	%†	2.03%	1.17%	1.98%	1.81%	1.81	%†
Net investment income net of reimbursements/waivers, if any	0.42	%†	2.04%	1.22%	2.02%	1.96%	2.56	%†
Supplemental Data:
Net assets, end of period (000)	$173,515		$146,397	$81,317	$83,891	$48,804	$19,479
Portfolio turnover	6	%††	5%	11%	38%	4%	7	%††

#	Rounds to less than $0.01

*	Commencement of operations

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2030
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$9.26		$7.45	$11.75	$11.88	$10.64	$10.00
Income from investment operations:
Net investment income	0.01		0.13	0.08	0.14	0.14	0.13
Net realized and unrealized gain (loss)	(0.50)		1.90	(3.92)	0.70	1.30	0.64
Total from investment operations	(0.49)		2.03	(3.84)	0.84	1.44	0.77
Less distributions:
From net investment income	—		(0.13)	(0.09)	(0.18)	(0.15)	(0.13)
From net realized gain	—		(0.09)	(0.37)	(0.79)	(0.05)	(0.00	)#
Total distributions	—		(0.22)	(0.46)	(0.97)	(0.20)	(0.13)
Net Asset Value, end of period	$8.77		$9.26	$7.45	$11.75	$11.88	$10.64
Total return	(5.29	)%††	27.33%	(32.54)%	7.11%	13.52%	7.68	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.16	%†	0.20%	0.23%	0.26%	0.51%	1.75	%†
Expenses net of reimbursements/waivers, if any	0.16	%†	0.19%	0.16%	0.20%	0.18%	0.15	%†
Net investment income before reimbursements/waivers	0.19	%†	1.89%	1.01%	1.78%	1.43%	0.98	%†
Net investment income net of reimbursements/waivers, if any	0.19	%†	1.90%	1.07%	1.85%	1.76%	2.58	%†
Supplemental Data:
Net assets, end of period (000)	$143,938		$121,219	$66,183	$61,465	$26,007	$10,054
Portfolio turnover	6	%††	4%	10%	43%	3%	15	%††

	Milestone 2035
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$9.10		$7.21	$11.83	$11.98	$10.69	$10.00
Income from investment operations:
Net investment income	—		0.13	0.08	0.12	0.13	0.12
Net realized and unrealized gain (loss)	(0.55)		1.98	(4.23)	0.75	1.36	0.69
Total from investment operations	(0.55)		2.11	(4.15)	0.87	1.49	0.81
Less distributions:
From net investment income	—		(0.13)	(0.08)	(0.17)	(0.13)	(0.12)
From net realized gain	—		(0.09)	(0.39)	(0.85)	(0.07)	(0.00	)#
Total distributions	—		(0.22)	(0.47)	(1.02)	(0.20)	(0.12)
Net Asset Value, end of period	$8.55		$9.10	$7.21	$11.83	$11.98	$10.69
Total return	(6.04	)%††	29.22%	(34.91)%	7.25%	14.00%	8.13	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.19	%†	0.25%	0.31%	0.40%	0.76%	3.50	%†
Expenses net of reimbursements/waivers, if any	0.19	%†	0.22%	0.19%	0.20%	0.18%	0.15	%†
Net investment income (loss) before reimbursements/ waivers	0.02	%†	1.92%	0.90%	1.60%	1.04%	(1.09	)%†
Net investment income net of reimbursements/waivers, if any	0.02	%†	1.95%	1.03%	1.80%	1.62%	2.26	%†
Supplemental Data:
Net assets, end of period (000)	$90,767		$76,875	$37,375	$34,831	$16,418	$4,458
Portfolio turnover	6	%††	4%	9%	40%	10%	13	%††

#	Rounds to less than $0.01

*	Commencement of operations

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2040
			For the Year Ended December 31,
	For the Period January 1, 2010 to June 30, 2010 (Unaudited)		2009	2008	2007	2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$9.07		$7.10	$11.85	$11.91	$10.68	$10.00
Income from investment operations:
Net investment income	—		0.13	0.08	0.11	0.12	0.12
Net realized and unrealized gain (loss)	(0.57)		2.05	(4.38)	0.75	1.39	0.70
Total from investment operations	(0.57)		2.18	(4.30)	0.86	1.51	0.82
Less distributions:
From net investment income	—		(0.13)	(0.08)	(0.16)	(0.13)	(0.12)
From net realized gain	—		(0.08)	(0.37)	(0.76)	(0.15)	(0.02)
Total distributions	—		(0.21)	(0.45)	(0.92)	(0.28)	(0.14)
Net Asset Value, end of period	$8.50		$9.07	$7.10	$11.85	$11.91	$10.68
Total return	(6.28	)%††	30.70%	(36.13)%	7.23%	14.14%	8.14	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.18	%†	0.23%	0.32%	0.43%	1.11%	5.49	%†
Expenses net of reimbursements/waivers, if any	0.18	%†	0.21%	0.19%	0.19%	0.18%	0.15	%†
Net investment income (loss) before reimbursements/ waivers	0.03	%†	2.05%	0.92%	1.61%	0.90%	(2.91	)%†
Net investment income net of reimbursements/waivers, if any	0.03	%†	2.06%	1.05%	1.85%	1.83%	2.43	%†
Supplemental Data:
Net assets, end of period (000)	$94,308		$91,348	$38,001	$32,882	$12,699	$3,087
Portfolio turnover	19	%††	4%	11%	47%	24%	35	%††

	Milestone 2045
	For the Period January 4, 2010* to June 30, 2010 (Unaudited)
Net Asset Value, beginning of period	$10.00
Income from investment operations:
Net investment loss	(0.00	)#
Net realized and unrealized loss	(0.64)
Total from investment operations	(0.64)
Less distributions:
From net investment income	—
From net realized gain	—
Total distributions	—
Net Asset Value, end of period	$9.36
Total return	(6.40	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	3.11	%†
Expenses net of reimbursements/waivers, if any	0.33	%†
Net investment loss before reimbursements/waivers	(2.84	)%†
Net investment loss net of reimbursements/waivers, if any	(0.06	)%†
Supplemental Data:
Net assets, end of period (000)	$12,360
Portfolio turnover	1	%††

#	Rounds to less than $0.01

*	Commencement of operations

††	Not annualized

†	Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.	Organization

The Vantagepoint Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on July 28, 1998. The Company consisted of the following series on June 30, 2010:

The “Actively Managed Funds”:	The “Index Funds”:
Money Market Fund	Core Bond Index Fund
Low Duration Bond Fund	500 Stock Index Fund
Inflation Protected Securities Fund	Broad Market Index Fund
Asset Allocation Fund	Mid/Small Company Index Fund
Equity Income Fund	Overseas Equity Index Fund
Growth & Income Fund
Growth Fund
Select Value Fund
Aggressive Opportunities Fund
Discovery Fund
International Fund
Diversifying Strategies Fund (Formerly Diversified Assets Fund prior to January 4, 2010)

The “Milestone Funds”:	The “Model Portfolio Funds”:
Milestone Retirement Income Fund	Model Portfolio Savings Oriented Fund
Milestone 2010 Fund	Model Portfolio Conservative Growth Fund
Milestone 2015 Fund	Model Portfolio Traditional Growth Fund
Milestone 2020 Fund	Model Portfolio Long-Term Growth Fund
Milestone 2025 Fund	Model Portfolio All-Equity Growth Fund
Milestone 2030 Fund
Milestone 2035 Fund
Milestone 2040 Fund
Milestone 2045 Fund

The Milestone Funds (with the exception of the Milestone 2045 Fund) commenced operations on January 3, 2005. Each fund received $500,000 in exchange for shares purchased by the ICMA Retirement Corporation (“ICMA-RC”), the parent company of Vantagepoint Investment Advisers, LLC (“VIA” or the “Adviser”), the investment adviser to each series of the Company. The Milestone 2045 Fund commenced operations on January 4, 2010 and also received $500,000 in exchange for shares purchased by ICMA-RC.

The Select Value, Discovery and Diversifying Strategies Funds commenced operations on October 30, 2007. Each fund received $100 in exchange for shares purchased by ICMA-RC, the parent company of VIA, the investment adviser to each series of the Company.

The Actively Managed, Model Portfolio and Milestone Funds each offer a single class of shares. The Index Funds offer two classes of shares: Class I Shares and Class II Shares. The two classes of shares differ principally in their respective level of account-based services and the fees associated with such services. Ordinary dividends to shareholders are allocated to each class, based upon shares outstanding on the record date of distribution. Neither class has preferential dividend rights. Differences in per share dividend rates are generally due to differences in separate class expenses.

On May 1, 2007, the Short-Term Bond Fund changed its name to the Low Duration Bond Fund as a result of a change in investment strategy whereby the Low Duration Bond Fund now seeks to maintain a maximum portfolio effective duration of three years. Also, effective May 1, 2007, the principal investment strategy of the Inflation Protected Securities Fund (then known as the US Government Securities Fund) was changed to provide that the fund invests, under normal circumstances, at least 80% of its net assets in inflation adjusted U.S. and non-U.S. fixed-income securities. In connection with this change in investment strategy, the name of the fund was changed to the Inflation Protected Securities Fund and the fund underwent a change in subadvisers. On January 4, 2010 the principal investment strategies of the Diversifying Strategies Fund and the Milestone Funds were changed. The principal investment strategy of the Diversifying Strategies Fund was changed to include a convertible securities strategy. The Milestone Funds’ strategies were changed to include a new glidepath that provides that the funds’ asset class allocations will change for 10 years following the date in a funds’ name.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

The Model Portfolio Funds Structure

The Model Portfolio Funds invest entirely in other series of the Company (“underlying funds”). Subject to the supervision of the Company’s Board of Directors (“Board”), VIA may make allocation changes to the underlying funds based on its periodic analysis to identify the allocation of assets among the different underlying funds that it believes is optimum for each Model Portfolio Fund. Each Model Portfolio Fund has a different degree of potential risk and reward and is diversified among various underlying funds in differing allocations. The underlying funds of each Model Portfolio Fund and the investment allocation to each underlying fund as of June 30, 2010 were as follows:

	Model Portfolio Funds
Fund	Savings Oriented	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
Fixed Income—%
Low Duration Bond	31.00%	19.00%	8.00%	0.00%	0.00%
Core Bond Index, Class I	9.00%	12.00%	13.00%	13.00%	0.00%
Inflation Protected Securities	15.00%	10.00%	4.00%	0.00%	0.00%
Total Fixed Income—%	55.00%	41.00%	25.00%	13.00%	0.00%

Equity—%
Equity Income	10.00%	11.00%	12.00%	13.00%	18.00%
Growth & Income	10.00%	9.00%	12.00%	13.00%	17.00%
Growth	0.00%	6.00%	10.00%	11.50%	17.00%
Select Value	0.00%	3.00%	5.50%	8.50%	9.50%
Aggressive Opportunities	0.00%	3.00%	5.50%	8.50%	9.50%
Discovery	0.00%	0.00%	3.00%	4.50%	9.00%
International	5.00%	8.00%	12.00%	16.00%	20.00%
Total Equity—%	25.00%	40.00%	60.00%	75.00%	100.00%

Multi-Strategy—%
Diversifying Strategies	20.00%	19.00%	15.00%	12.00%	0.00%
Total Multi-Strategy—%	20.00%	19.00%	15.00%	12.00%	0.00%

Total—%	100.00%	100.00%	100.00%	100.00%	100.00%

The Milestone Funds Structure

The Milestone Funds invest entirely in underlying funds. Subject to the supervision of the Board, VIA may make allocation changes to the underlying funds based on its periodic analysis to identify the allocation of assets among the different underlying funds that it believes is optimum for each Milestone Fund. Each fund invests in a combination of underlying funds that is believed to be appropriate given the time remaining until a Milestone Fund’s stated retirement date, except for the Milestone Retirement Fund, which is designed for investors who are very close to or at retirement. VIA adjusts the asset allocation of each “dated” Milestone Fund to become more conservative as the designated year approaches.* The Milestone 2040 Fund and the Milestone 2045 Fund have not yet been adjusted because of their long remaining time horizon. Each Milestone Fund has a different degree of potential risk and reward and is diversified among various underlying funds in differing allocations. The underlying funds of each Milestone Fund and the investment allocation to each underlying fund as of June 30, 2010, were as follows:

	Milestone Funds
Fund	Retirement Income	2010	2015	2020	2025
Fixed Income—%
Low Duration Bond	31.00%	13.68%	9.52%	5.71%	2.05%
Core Bond Index, Class I	9.00%	6.84%	11.24%	14.77%	12.55%
Inflation Protected Securities	15.00%	14.25%	6.75%	0.00%	0.00%
Total Fixed Income—%	55.00%	34.77%	27.51%	20.48%	14.60%

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Milestone Funds
Fund	Retirement Income	2010	2015	2020	2025
Equity—%
Equity Income	10.00%	19.01%	19.36%	21.84%	23.36%
Growth & Income	10.00%	11.01%	11.12%	11.87%	13.35%
Growth	0.00%	7.50%	7.62%	8.57%	9.61%
Mid/Small Company Index, Class I	0.00%	0.67%	6.99%	9.47%	12.05%
International	5.00%	9.66%	11.27%	13.02%	14.78%
Total Equity—%	25.00%	47.85%	56.36%	64.77%	73.15%

Multi-Strategy—%
Diversifying Strategies	20.00%	17.38%	16.13%	14.75%	12.25%
Total Multi-Strategy—%	20.00%	17.38%	16.13%	14.75%	12.25%

Total—%	100.00%	100.00%	100.00%	100.00%	100.00%

	Milestone Funds
Fund	2030	2035	2040	2045
Fixed Income—%
Low Duration Bond	1.00%	0.00%	0.00%	0.00%
Core Bond Index, Class I	7.86%	5.00%	5.00%	5.00%
Inflation Protected Securities	0.00%	0.00%	0.00%	0.00%
Total Fixed Income—%	8.86%	5.00%	5.00%	5.00%

Equity—%
Equity Income	24.77%	26.18%	27.40%	27.40%
Growth & Income	14.37%	15.13%	16.00%	16.00%
Growth	10.81%	12.08%	12.60%	12.60%
Mid/Small Company Index, Class I	15.24%	19.01%	20.00%	20.00%
International	16.45%	18.10%	19.00%	19.00%
Total Equity—%	81.64%	90.50%	95.00%	95.00%

Multi-Strategy—%
Diversifying Strategies	9.50%	4.50%	0.00%	0.00%
Total Multi-Strategy—%	9.50%	4.50%	0.00%	0.00%

Total—%	100.00%	100.00%	100.00%	100.00%

*	Effective January 4, 2010, the Milestone Funds changed their principal investment strategies including changes to their asset class allocations and underlying funds’ allocation and ranges. Please see the prospectus dated May 1, 2010 for additional details.

Since the Model Portfolio Funds and Milestone Funds invest entirely in underlying funds, investment earnings are composed of:

1.	ordinary and capital gain dividends from the underlying funds,

2.	unrealized appreciation/depreciation on investments in the underlying funds, and

3.	realized gain/loss from sales of the shares of the underlying funds triggered by net outflows associated with normal capital stock activity and rebalancing of the Model Portfolio Funds and Milestone Funds.

Subadviser Changes from December 31, 2009 to June 30, 2010

At a meeting held on March 26, 2010 (the “March Meeting”), VIA recommended and the Board approved, the termination of T. Rowe Price Associates, Inc. as a subadviser of the Aggressive Opportunities Fund. Also at the March Meeting, VIA recommended and the Board approved, the appointment of Wellington Management Company LLP (“Wellington Management”) as a subadviser of the Aggressive Opportunities Fund effective May 1, 2010.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

2.	Significant Accounting Policies

The Company’s significant accounting policies are consistently applied in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America. Management makes estimates and assumptions in the preparation of financial statements that affect the reported amounts of assets and liabilities, including the disclosure of contingent assets and liabilities at the date of the financial statements as well as the revenue and expense amounts during the reporting period. Actual results could differ from those estimates and those differences could be material. Certain prior year amounts have been reclassified to conform to the current year presentation.

FASB Financial Accounting Standards Codification

In June 2009, the Financial Accounting Standards Board (“FASB”) issued FASB ASC 105, The FASB Accounting Standards CodificationTM (“ASC”) and the Hierarchy of Generally Accepted Accounting Principles, (formerly FAS 168). FASB ASC 105 replaces the FAS 162, the Hierarchy of Generally Accepted Accounting Principles, and establishes the FASB Accounting Standards Codification (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by non-governmental entities in the preparation of financial statements in conformity with GAAP. The Codification became the exclusive authoritative reference at September 30, 2009. Updates to the Codification Standards are issued as Accounting Standard Updates (“ASU”s) by the FASB. The adoption of the Codification does not impact the Company’s financial statements except for references made to authoritative accounting literature in the accompanying notes to the financial statements.

Investment Policy and Security Valuation

The equity securities that are traded on a national securities exchange (other than Nasdaq Global/Global Select and Capital Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“Nasdaq”)) held by each fund normally will be valued at the last reported sale price or official close price (if available) on the exchange on which the security is primarily traded. If, on a particular day, an exchange-traded security does not trade on its primary exchange, then the price normally will be the mean between the closing bid and closing offer reported to the primary exchange and made available to quotation vendors or disseminated through an automated quotation system, or obtained by a pricing service from other quotation sources believed to be reliable. Nasdaq Global/Global Select and Capital Market securities traded primarily on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on any given day, no NOCP is available, the price normally will be the mean between the closing bid and closing offer reported on Nasdaq prior to the calculation of the net asset value (“NAV”) of a Fund. All equity securities not traded on a national securities exchange (“OTC Equities”) normally are valued at the last reported sale price in the over-the-counter market. If an OTC Equity does not trade in an over-the-counter market on a particular day, then the price normally will be the mean between the closing bid and closing offer obtained from a quotation service or other source believed to be reliable. Short-term debt instruments, such as commercial paper, banker’s acceptances, and U.S. Treasury Bills, with a remaining maturity of less than 60 days may be valued at amortized cost. Prices for debt instruments normally will be obtained from a pricing service that may use methodologies designed to identify the market value of debt instruments, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. In the event a pricing service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Board (“Valuation Procedures”). Except for certain foreign equity securities described later in this note, foreign exchange traded securities are valued in the same manner as equity securities that are traded on a national securities exchange.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current NAVs for purchase and/or redemption orders that day.

The Money Market Fund invests substantially all of its assets in the Institutional Class of Short-Term Investments Trust Liquid Assets Portfolio (“Portfolio”) advised by Invesco Advisers, Inc. The Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The shares of the Portfolio are valued by the Money Market Fund using the Portfolio’s NAV for purchase or redemption orders placed that day.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

On September 10, 2009, in accordance with applicable orders of the United States Bankruptcy Court for the Southern District of New York, the Diversifying Strategies Fund filed claims, each in the amount of $54,298, against Lehman Brothers Special Financing Inc. (“LBSF”) and its parent company, Lehman Brothers Holdings, Inc. (“LBHI”). The claims arise out of certain derivatives transactions between the Diversifying Strategies Fund and LBSF that were guaranteed as to payment by LBHI. The derivatives transactions were terminated upon the bankruptcy filings of LBHI and LBSF and subsequently liquidated, resulting in claims. The timing and amount of distributions payable in connection with the claims (if any) is not presently known.

Valuation of Certain Foreign Equity Securities

For foreign equity securities held by the funds and principally traded in markets outside North and South America, the Board has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are primarily traded in markets outside North and South America. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures.

ASC 820

The Company adopted FASB ASC, Fair Value Measurements and Disclosures (“ASC 820”) (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3 —	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value during the six month period ended June 30, 2010, maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized fair value techniques such as multi-dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

The following is a summary of the inputs used as of June 30, 2010, in valuing each fund’s investment carried at value:

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Low Duration Bond Fund
Investments in Securities:
Corporate Obligations	$—	$258,437,676	$—	$258,437,676
U.S. Government Agency Mortgage-Backed Securities	—	6,457,251	—	6,457,251
U.S. Treasury Obligations	—	29,635,681	—	29,635,681
Government Related Obligations	—	57,029,438	—	57,029,438
Asset Backed Securities	—	72,668,881	—	72,668,881
Non-Government Mortgage-Backed Securities	—	10,006,386	—	10,006,386
Cash Equivalents	11,804,823	—	—	11,804,823
Total Investments in Securities	$11,804,823	$434,235,313	$—	$446,040,136
Derivative Instruments:
Liabilities:
Futures	$(11,056)	$—	$—	$(11,056)
Forward Currency Contracts	—	(130,746)	—	(130,746)
Total Liabilities	(11,056)	(130,746)	—	(141,802)
Total Derivative Instruments	$(11,056)	$(130,746)	$—	$(141,802)

Inflation Protected Securities Fund
Investments in Securities:
Corporate Obligations	$—	$16,193,596	$—	$16,193,596
U.S. Treasury Obligations	—	392,992,828	—	392,992,828
Government Related Obligations	—	1,860,331	—	1,860,331
Asset Backed Securities	—	490,591	—	490,591
Cash Equivalents	29,840,293	—	—	29,840,293
Total Investments in Securities	$29,840,293	$411,537,346	$—	$441,377,639
Derivative Instruments:
Assets:
Futures	$59,636	$—	$—	$59,636
Written Options	—	178,540	—	178,540
Purchased Options	662	—	—	662
Swap Agreements	—	776,890	—	776,890
Total Assets	$60,298	$955,430	$—	$1,015,728
Liabilities:
Futures	$(116,893)	$—	$—	$(116,893)
Written Options	—	(340,924)	—	(340,924)
Total Liabilities	(116,893)	(340,924)	—	(457,817)
Total Derivative Instruments	$(56,595)	$614,506	$—	$557,911

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Asset Allocation Fund
Investments in Securities:
Common Stocks	$289,602,115	$—	$—	$289,602,115
U.S. Treasury Obligations	—	65,269,751	—	65,269,751
Commercial Paper	—	36,585,052	—	36,585,052
Cash Equivalents	13,747,651	—	—	13,747,651
Total Investments in Securities	$303,349,766	$101,854,803	$—	$405,204,569
Derivative Instruments:
Assets:
Futures	$1,269,431	$—	$—	$1,269,431
Total Assets	$1,269,431	$—	$—	$1,269,431
Liabilities:
Futures	$(1,205,076)	$—	$—	$(1,205,076)
Total Liabilities	(1,205,076)	—	—	(1,205,076)
Total Derivative Instruments	$64,355	$—	$—	$64,355

Equity Income Fund
Investments in Securities:
Common Stocks	$1,352,392,066	$3,482,557	$—	$1,355,874,623
Cash Equivalents	185,981,645	—	—	185,981,645
Total Investments in Securities	$1,538,373,711	$3,482,557	$—	$1,541,856,268

Growth & Income Fund
Investments in Securities:
Common Stocks	$936,075,037	$4,473,200	$—	$940,548,237
Cash Equivalents	79,860,171	—	—	79,860,171
Total Investments in Securities	$1,015,935,208	$4,473,200	$—	$1,020,408,408

Growth Fund
Investments in Securities:
Common Stocks	$1,519,307,971	$—	$—	$1,519,307,971
Cash Equivalents	127,761,945	—	—	127,761,945
Total Investments in Securities	$1,647,069,916	$—	$—	$1,647,069,916

Select Value Fund
Investments in Securities:
Common Stocks	$265,537,520	$—	$—	$265,537,520
Cash Equivalents	32,129,078	—	—	32,129,078
Total Investments in Securities	$297,666,598	$—	$—	$297,666,598

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Aggressive Opportunities Fund
Investments in Securities:
Common Stocks	$904,855,526	$17,956,641	$—	$922,812,167
Cash Equivalents	130,501,671	—	—	130,501,671
Total Investments in Securities	$1,035,357,197	$17,956,641	$—	$1,053,313,838

Discovery Fund
Investments in Securities:
Common Stocks	$79,347,224	$836,472	$—	$80,183,696
Convertible Preferred Stocks	—	882,844	—	882,844
Corporate Obligations	—	40,624,667	—	40,624,667
U.S. Government Agency Mortgage-Backed Securities	—	964,162	—	964,162
U.S. Treasury Obligations	—	9,673,292	—	9,673,292
Government Related Obligations	—	24,708,553	—	24,708,553
Asset Backed Securities	—	1,547,728	—	1,547,728
Non-Government Mortgage-Backed Securities	—	2,183,560	—	2,183,560
Warrants	17,941	—	—	17,941
Certificates of Deposit	—	999,960	—	999,960
Cash Equivalents	18,114,803	—	—	18,114,803
Total Investments in Securities	$97,479,968	$82,421,238	$—	$179,901,206
Derivative Instruments:
Liabilities:
Futures	$(3,271,343)	$—	$—	$(3,271,343)
Forward Currency Contracts	—	(13,759)	—	(13,759)
Total Liabilities	(3,271,343)	(13,759)	—	(3,285,102)
Total Derivative Instruments	$(3,271,343)	$(13,759)	$—	$(3,285,102)

International Fund
Investments in Securities:
Common Stocks	$74,395,682	$846,017,067	$—	$920,412,749
Preferred Stocks	—	426,914	—	426,914
Cash Equivalents	86,923,802	—	—	86,923,802
Total Investments in Securities	$161,319,484	$846,443,981	$—	$1,007,763,465

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Diversifying Strategies Fund
Investments in Securities:
Common Stocks	$4,175,055	$9,999,271	$—	$14,174,326
Convertible Preferred Stocks	1,755,642	6,094,963	—	7,850,605
Corporate Obligations	—	223,740,388	—	223,740,388
Convertible Debt Obligations	—	145,997,048	—	145,997,048
U.S. Government Agency Mortgage-Backed Securities	—	10,768,530	—	10,768,530
U.S. Treasury Obligations	—	99,664,368	—	99,664,368
Government Related Obligations	—	131,533,706	—	131,533,706
Asset Backed Securities	—	32,552,823	—	32,552,823
Non-Government Mortgage-Backed Securities	—	2,262,835	—	2,262,835
Certificates of Deposit	—	14,699,110	—	14,699,110
Commercial Paper	—	1,997,840	—	1,997,840
Cash Equivalents	34,762,035	—	—	34,762,035
Total Investments in Securities	$40,692,732	$679,310,882	$—	$720,003,614
Derivative Instruments:
Assets:
Futures	$2,599,673	$—	$—	$2,599,673
Forward Currency Contracts	—	3,303,352	—	3,303,352
Purchased Options	2,446,999	—	—	2,446,999
Swap Agreements	—	2,067,686	—	2,067,686
Total Assets	$5,046,672	$5,371,038	$—	$10,417,710
Liabilities:
Futures	$(5,328,877)	$—	$—	$(5,328,877)
Forward Currency Contracts	—	(4,659,503)	—	(4,659,503)
Swap Agreements	—	(156,645)	—	(156,645)
Total Liabilities	(5,328,877)	(4,816,148)	—	(10,145,025)
Total Derivative Instruments	$(282,205)	$554,890	$—	$272,685

Core Bond Index Fund
Investments in Securities:
Corporate Obligations	$—	$177,483,577	$—	$177,483,577
U.S. Government Agency Mortgage-Backed Securities	—	339,697,655	—	339,697,655
U.S. Treasury Obligations	—	316,293,710	—	316,293,710
Government Related Obligations	—	122,379,017	—	122,379,017
Asset Backed Securities	—	4,103,762	—	4,103,762
Non-Government Mortgage-Backed Securities	—	30,827,698	—	30,827,698
Cash Equivalents	27,372,127	—	—	27,372,127
Total Investments in Securities	$27,372,127	$990,785,419	$—	$1,018,157,546

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Investment Type	Level 1	Level 2	Level 3	Total
500 Stock Index Fund
Investments in Securities:
Common Stocks	$306,533,825	$—	$—	$306,533,825
U.S. Treasury Obligations	—	359,899	—	359,899
Cash Equivalents	10,506,507	—	—	10,506,507
Total Investments in Securities	$317,040,332	$359,899	$—	$317,400,231
Derivative Instruments:
Liabilities:
Futures	$(190,485)	$—	$—	$(190,485)
Total Liabilities	(190,485)	—	—	(190,485)
Total Derivative Instruments	$(190,485)	$—	$—	$(190,485)

Broad Market Index Fund
Investments in Securities:
Common Stocks	$419,360,699	$—	$—	$419,360,699
U.S. Treasury Obligations	—	779,780	—	779,780
Rights	230	216	—	446
Warrants	—	—	—	—
Cash Equivalents	28,715,577	—	—	28,715,577
Total Investments in Securities	$448,076,506	$779,996	$—	$448,856,502
Derivative Instruments:
Liabilities:
Futures	$(396,040)	$—	$—	$(396,040)
Total Liabilities	(396,040)	—	—	(396,040)
Total Derivative Instruments	$(396,040)	$—	$—	$(396,040)

Mid/Small Company Index Fund
Investments in Securities:
Common Stocks	$266,276,760	$—	$—	$266,276,760
U.S. Treasury Obligations	—	534,849	—	534,849
Rights	229	304	—	533
Warrants	—	—	—	—
Cash Equivalents	37,880,030	—	—	37,880,030
Total Investments in Securities	$304,157,019	$535,153	$—	$304,692,172
Derivative Instruments:
Liabilities:
Futures	$(416,414)	$—	$—	$(416,414)
Total Liabilities	(416,414)	—	—	(416,414)
Total Derivative Instruments	$(416,414)	$—	$—	$(416,414)

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NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Overseas Equity Index Fund
Investments in Securities:
Common Stocks	$—	$153,940,204	$—	$153,940,204
Preferred Stocks	—	654,727	—	654,727
U.S. Treasury Obligations	—	324,908	—	324,908
Warrants	—	644	—	644
Cash Equivalents	3,833,884	—	—	3,833,884
Total Investments in Securities	$3,833,884	$154,920,483	$—	$158,754,367
Derivative Instruments:
Assets:
Forward Currency Contracts	$—	$117,059	$—	$117,059
Total Assets	$—	$117,059	$—	$117,059
Liabilities:
Futures	$(224,617)	$—	$—	$(224,617)
Forward Currency Contracts	—	(3,994)	—	(3,994)
Total Liabilities	(224,617)	(3,994)	—	(228,611)
Total Derivative Instruments	$(224,617)	$113,065	$—	$(111,552)

All investments held by the Money Market Fund, Model Portfolio Funds, and Milestone Funds are categorized as Level 1.

As of June 30, 2010, the funds did not hold any investment with significant unobservable inputs (Level 3), and there were no significant transfers in and out of Levels 1, 2, or 3.

When Issued Securities

When issued securities or “To Be Announced” securities are sometimes held by the funds. The funds maintain security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities purchased.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated (but not actually converted) into U.S. dollars daily at the closing spot rates supplied by the WM/Reuters Intraday Spot exchange rates provided as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated (but not actually converted) into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Currency symbols utilized throughout the notes to the schedule of investments are defined as follows:

AUD— Australian Dollar	JPY— Japanese Yen
BRL— Brazilian Real	NOK— Norwegian Krona
CAD— Canadian Dollar	NZD— New Zealand Dollar
CHF— Swiss Franc	SEK— Swedish Krona
EUR— European Monetary Unit	USD— U.S. Dollar
GBP— British Pound	ZAR— South African Rand
HKD— Hong Kong Dollar

Options (other than Swaptions)

Exchange traded options normally will be priced based on the last reported sale price or official closing price (if available) on the exchange on which the option is primarily traded, as provided by a pricing service. If on a particular day, an option does not trade on its primary exchange, the Fund’s custodian will calculate and use the mean between the closing bid and closing offer reported to the exchange and obtained from a pricing service.

Non-exchange traded (i.e., over the counter) options normally will be priced using an option valuation model, which incorporates relevant parameters (e.g., implied volatility; current value of underlier). Such prices will be provided by a pricing service.

In the event a pricing service is unable to provide a price for a particular option, the option may be priced based on the average of two or more independent broker-dealer quotations, pursuant to the Valuation Procedures, or at its fair value determined in accordance with the Valuation Procedures.

Futures

Futures contracts normally will be priced at their settlement prices established and reported each day on the exchange on which they are traded, as provided by a pricing service. In the event a pricing service is unable to provide a price for a particular futures contract, the value of the contract will be priced at its fair value in accordance with the Valuation Procedures.

Futures exchange abbreviations utilized throughout the notes to the schedule of investments are defined as follows:

CBT— Chicago Board of Trade Exchange	MIL— Borsa Italiana Exchange
CME— Chicago Mercantile Exchange	MSE— Montreal Exchange
EOE— Dutch Options Exchange	NYF— New York Futures Exchange
EOP— Euronext Paris Exchange	SFE— Sydney Futures Exchange
EUX— Eurex Deutschland Exchange	SGX— Singapore Exchange
HKG— Hong Kong Futures Exchange	SSE— Stockholm Stock Exchange
LIF— Liffe Exchange	TSE— Tokyo Stock Exchange
MFM— Meff Renta Variable Exchange

Forward Currency Contracts

Forward currency contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time. In the event WM/Reuters (or a designated pricing service) is unable to provide a rate for a particular contract, the fair value of the contract will be determined in accordance with the Valuation Procedures.

Interest Rate Swaps and Inflation Swaps

Interest rate and inflation swaps normally will be priced based on the applicable swap valuation model (i.e., interest rate or inflation) which incorporates a snapshot of the relevant swap curve (interest rate curve or inflation rate curve, as applicable). Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swap, the swap will be priced at its fair value in accordance with the Valuation Procedures.

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in a swaption valuation model. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swaption, the swaption will be priced at its fair value in accordance with the Valuation Procedures.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Total Return Swaps

Total return swaps are normally priced based on a valuation model that incorporates cash flow forecasts for the reference asset and a snapshot of the relevant interest rate swap curve. Such prices will be provided by a pricing service. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular total return swap, the total return swap will be priced at its fair value in accordance with the Valuation Procedures.

Security Transactions and Income Recognition

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes, except for the Core Bond Index Fund, which does not amortize bond premium for tax purposes.

Reclassification of Financial Information — Low Duration Bond Fund

As a result of a revision to the year ended December 31, 2008 amortized premium and discount on debt securities, certain amounts for the fiscal year ended December 31, 2008 have been restated. The impact to net investment income was an increase of $1,609,713 with a corresponding decrease to realized gain and increase to unrealized depreciation of $136,204 and $1,473,509, respectively. The revision has no impact on the net assets and is not material to the financial statements taken as a whole.

Dividends and Distributions to Shareholders

Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividends from net investment income, if any, are declared and paid monthly to shareholders of the Core Bond Index, Low Duration Bond, and Inflation Protected Securities Funds. Dividends from net investment income, if any, are declared daily and paid monthly to shareholders of the Money Market Fund. For the remaining funds, dividends from net investment income, if any, are declared and paid annually to shareholders. Distributions from any net realized capital gains, if any, are generally declared and paid annually to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on investment securities, and differing characterizations of distributions being made by each fund.

Certain differences are permanent, and result in reclassifications among paid-in capital, net investment income or realized gains. These include net operating losses not utilized during the current year, commission adjustments, pay-down gains and losses, bond premium amortization, foreign currency gains and losses, treasury inflation-protected securities adjustments, taxable over-distributions or returns of capital, and adjustments relating to income received from, or dispositions of, real estate investment trust, passive foreign investment company, publicly traded partnership, and mutual fund company securities. These reclassifications have no effect on net assets or net asset values per share, and they do not affect the net investment income per share calculations presented in the Financial Highlights.

Federal Income Taxes

Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal tax purposes. Accordingly, each fund intends to make distributions of substantially all of its net investment company taxable income and any net realized capital gains (after reduction for capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Any taxable income or gains remaining at fiscal year-end are distributed in the following year. Therefore, no provision for federal income or excise taxes was required.

The FASB issued Interpretation ASC 740 (formerly known as “FIN 48”), “Income Taxes,” which establishes guidelines for recognizing, measuring, and disclosing tax return positions in financial statements. Management has evaluated the Company’s tax positions and determined that the application of ASC 740 had no material impact on the Company’s financial statements. Accordingly, no adjustments for unrecognized tax benefits or related interest or penalties were required as of June 30, 2010. If applicable, the Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other Expenses” in the Statement of Operations. The Company is not aware of

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease in the next twelve months.

3. Investments in Derivative Instruments

Some of the funds use derivative instruments in pursuing their investment objectives. The following discussion provides more detailed information about each type of derivative instrument held, or permitted to be held, by the funds during or as of the end of the reporting period.

Futures Contracts (“Futures”)

A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

Certain funds may enter into futures to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing fixed income securities prices to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal in a timely manner on the instrument), stock market risk (the risk that stock prices overall will decline over short or extended periods), or foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Certain funds may use futures to seek to increase portfolio value, by increasing or decreasing their exposure to changes in the market value of the specific underlying security or index. Some funds also may use futures to obtain or adjust investment exposure to certain assets, or asset classes, or foreign currencies.

Futures may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Vantagepoint Fund	Interest rate risk	Credit risk	Stock market risk	Foreign currency risk	To certain assets or asset classes	To foreign currencies
Low Duration Bond	*			*	*	*
Inflation Protected Securities	*			*	*	*
Asset Allocation					*
Equity Income				*	*
Growth & Income				*	*
Growth				*	*
Select Value				*	*
Aggressive Opportunities				*	*
Discovery	*			*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Core Bond Index	*				*
500 Stock Index					*
Broad Market Index					*
Mid\Small Co. Index					*
Overseas Equity Index				*	*

Upon entering into the contract the fund agrees to deposit an amount equal to a certain percentage of the contract value (initial margin). The fund agrees to subsequently receive or pay an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses are a component of net realized gain (loss) on futures in the Statement of Operations.

Use of futures may involve risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with futures include: the risk that a particular future may be difficult to purchase or sell (liquidity risk); the risk that certain futures are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk that there may be an imperfect correlation between the changes in the prices of futures and the market

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

value of their underlying assets (valuation risk); the risk that the Fund may lose substantially more than the amount invested and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk). There is no assurance that a fund will not lose money.

During the six month period ended June 30, 2010, the following funds purchased and/or sold futures contracts: Low Duration Bond Fund, Inflation Protected Securities Fund, Asset Allocation Fund, Discovery Fund, Diversifying Strategies Fund, 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund, and Overseas Equity Index Fund.

As of June 30, 2010, the following funds had open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Sold
16	CBT	U.S. 2 Year Treasury Note	September 2010	$3,501,250	$(11,056)

Inflation Protected Securities Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
56	CBT	U.S. 10 Year Treasury Note	September 2010	$6,862,625	$59,636
Sold
30	CBT	U.S. 10 Year Treasury Note	September 2010	$3,676,406	$(66,850)
17	CBT	U.S. 20 Year Treasury Bond	September 2010	2,167,500	(39,621)
11	CBT	U.S. 5 Year Treasury Note	September 2010	1,301,867	(10,422)
					$(116,893)
					$(57,257)

Asset Allocation Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
93	CME	S&P 500 Index	September 2010	$23,868,450	$(1,205,076)
239	CBT	U.S. 20 Year Treasury Bond	September 2010	30,472,500	1,152,373
					$(52,703)
Sold
28	CME	E-MINI S&P 500 Index	September 2010	$1,437,240	$117,058
					$64,355

Discovery Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
1,336	NYF	E-MINI Russell 2000 Index	September 2010	$81,202,080	$(3,271,343)

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Diversifying Strategies Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
225	EOE	Amsterdam Index	July 2010	$17,416,441	$(900,864)
64	SFE	Australian Government 10 Year Bond	September 2010	5,761,162	107,200
215	EOP	CAC 40 Index	July 2010	9,049,457	(493,738)
18	MSE	Canadian Government 10 Year Bond	September 2010	2,093,786	51,155
77	EUX	DAX Index	September 2010	14,033,289	(324,274)
111	EUX	Euro Bund	September 2010	17,562,926	154,619
346	LIF	FTSE 100 Index	September 2010	25,230,165	(1,406,371)
6	MIL	FTSE/MIB Index	September 2010	709,718	(36,430)
21	MFM	IBEX 35 Index	July 2010	2,363,317	(110,971)
455	SSE	OMX Stockholm 30 Index	July 2010	5,881,998	(129,886)
110	SFE	SPI 200 Index	September 2010	9,865,731	(609,113)
					$(3,698,673)
Sold
473	SGX	10 Year Mini-JGB	September 2010	$75,763,456	$(568,302)
326	SFE	Australian Government 10 Year Bond	September 2010	29,345,920	(596,396)
19	EUX	DAX Index	September 2010	3,462,760	123,729
209	CME	E-MINI S&P 500 Index	September 2010	10,727,970	369,688
117	MIL	FTSE/MIB Index	September 2010	13,839,495	401,028
47	HKG	Hang Seng Index	July 2010	6,059,619	167,768
9	MFM	IBEX 35 Index	July 2010	1,012,850	25,660
129	MSE	S&P/TSX 60 Index	September 2010	15,976,103	576,617
225	TSE	TOPIX Index	September 2010	21,338,291	622,209
11	CBT	U.S. 10 Year Treasury Note	September 2010	1,348,016	(1,331)
66	LIF	UK Gilt Long Bond	September 2010	11,936,813	(151,201)
					$969,469
					$(2,729,204)

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
82	CME	E-MINI S&P 500 Index	September 2010	$4,209,060	$(190,485)

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
23	NYF	E-MINI Russell 2000 Index	September 2010	$1,397,940	$(58,404)
148	CME	E-MINI S&P 500 Index	September 2010	7,596,840	(337,636)
					$(396,040)

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
49	NYF	E-MINI Russell 2000 Index	September 2010	$2,978,220	$(211,839)
43	CME	E-MINI S&P MidCap 400	September 2010	3,053,000	(204,575)
					$(416,414)

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
57	EUX	DJ Euro STOXX 50 Index	September 2010	$1,807,369	$(97,514)
17	LIF	FTSE 100 Index	September 2010	1,231,044	(66,471)
4	SFE	SPI 200 Index	September 2010	369,902	(18,624)
13	TSE	TOPIX Index	September 2010	1,199,168	(42,008)
					$(224,617)

Forward Currency Contracts

A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Certain funds may enter into forward currency contracts to manage foreign currency risk. Foreign currency risk is the risk that a fund’s investment in or exposure to foreign currencies or securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a fund and denominated in those currencies. Certain funds also may enter into forward currency contracts to obtain or adjust investment exposure to a foreign currency.

Forward currency contracts may be used by the following funds for the following purposes:

Vantagepoint Fund	Manage foreign currency risk	Obtain or adjust investment exposure to foreign currencies
Low Duration Bond	*	*
Inflation Protected Securities	*	*
Equity Income	*
Growth & Income	*
Growth	*
Select Value	*
Aggressive Opportunities	*
Discovery	*
International	*	*
Diversifying Strategies	*	*
Overseas Equity Index	*

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Risks of entering into forward currency contracts include the possibility that a fund may lose money. For example, foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market or a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The use of over-the-counter forward currency contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward currency contracts are components of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on forward contracts and foreign currency transactions in the Statement of Operations, respectively.

The amount at risk for such forward currency contracts may exceed the amount reflected in the financial statements.

During the six month period ended June 30, 2010, the following funds purchased and/or sold forward foreign currency exchange contracts: Low Duration Bond Fund, Inflation Protected Securities Fund, Discovery Fund, International Fund, Diversifying Strategies Fund, and Overseas Equity Index Fund.

As of June 30, 2010, the following funds had open forward foreign currency exchange contracts outstanding:

Low Duration Bond Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2010	Net Unrealized Depreciation
Purchase	Citibank NA	USD	EUR	07/12/2010	$146,126	$145,523	$(603)
Sale	Citibank NA	EUR	USD	07/12/2010	$6,098,002	$6,228,145	$(130,143)
							$(130,746)

Discovery Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2010	Net Unrealized Depreciation
Sale	Citibank NA	EUR	USD	07/12/2010	$556,105	$569,864	$(13,759)

Diversifying Strategies Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2010	Net Unrealized Appreciation/ (Depreciation)
Purchase	Morgan Stanley Co., Inc.	USD	AUD	07/09/2010	$6,344,625	$6,307,875	$(36,750)
Purchase	Goldman Sachs International	USD	AUD	09/15/2010	8,916,059	9,117,268	201,209
Purchase	Goldman Sachs International	USD	CAD	09/15/2010	10,515,000	10,302,587	(212,413)
Purchase	Morgan Stanley Co., Inc.	USD	CHF	07/09/2010	15,563,529	16,701,720	1,138,191
Purchase	Goldman Sachs International	USD	CHF	09/15/2010	2,945,516	2,960,004	14,488
Purchase	Morgan Stanley Co., Inc.	USD	GBP	07/09/2010	2,916,740	2,988,200	71,460
Purchase	Morgan Stanley Co., Inc.	USD	JPY	07/09/2010	3,036,514	3,167,242	130,728
Purchase	Goldman Sachs International	USD	JPY	09/15/2010	16,144,250	16,655,309	511,059
Purchase	Morgan Stanley Co., Inc.	USD	NOK	07/09/2010	23,595,454	23,501,762	(93,692)
Purchase	Goldman Sachs International	USD	NOK	09/15/2010	3,202,230	3,189,251	(12,979)
Purchase	Morgan Stanley Co., Inc.	USD	NZD	07/09/2010	22,377,875	22,281,133	(96,742)
Purchase	Goldman Sachs International	USD	NZD	09/15/2010	6,359,367	6,495,452	136,085
Purchase	Morgan Stanley Co., Inc.	USD	SEK	07/09/2010	23,574,356	23,725,938	151,582
Purchase	Goldman Sachs International	USD	SEK	09/15/2010	9,638,810	9,895,884	257,074
							$2,159,300

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2010	Net Unrealized Appreciation/ (Depreciation)
Sale	Morgan Stanley Co., Inc.	AUD	USD	07/09/2010	$7,470,000	$7,569,450	$(99,450)
Sale	Morgan Stanley Co., Inc.	CAD	USD	07/09/2010	23,386,278	22,731,614	654,664
Sale	Morgan Stanley Co., Inc.	CHF	USD	07/09/2010	38,958,554	41,568,726	(2,610,172)
Sale	Goldman Sachs International	CHF	USD	09/15/2010	5,600,762	5,958,557	(357,795)
Sale	Morgan Stanley Co., Inc.	EUR	USD	07/09/2010	23,367,475	23,601,455	(233,980)
Sale	Goldman Sachs International	EUR	USD	09/15/2010	28,042,325	28,410,906	(368,581)
Sale	Morgan Stanley Co., Inc.	GBP	USD	07/09/2010	1,458,650	1,494,100	(35,450)
Sale	Goldman Sachs International	GBP	USD	09/15/2010	12,059,675	12,345,363	(285,688)
Sale	Morgan Stanley Co., Inc.	JPY	USD	07/09/2010	1,633,992	1,696,736	(62,744)
Sale	Morgan Stanley Co., Inc.	NOK	USD	07/09/2010	17,240,716	17,203,904	36,812
Sale	Goldman Sachs International	NOK	USD	09/15/2010	3,157,876	3,203,210	(45,334)
Sale	Morgan Stanley Co., Inc.	NZD	USD	07/09/2010	6,748,000	6,855,733	(107,733)
							$(3,515,451)
							$(1,356,151)

Overseas Equity Index Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2010	Net Unrealized Appreciation/ (Depreciation)
Purchase	Citibank NA	USD	AUD	09/15/2010	$115,116	$112,444	$(2,672)
Purchase	Royal Bank of Scotland	USD	AUD	09/15/2010	74,594	75,404	810
Purchase	Bank of America NA	USD	EUR	09/15/2010	1,294,414	1,317,505	23,091
Purchase	Citibank NA	USD	EUR	09/15/2010	587,765	584,860	(2,905)
Purchase	UBS AG	USD	EUR	09/15/2010	193,598	193,159	(439)
Purchase	Citibank NA	USD	GBP	09/15/2010	761,685	765,128	3,443
Purchase	Credit Suisse International	USD	GBP	09/15/2010	278,919	286,080	7,161
Purchase	HSBC Bank plc	USD	GBP	09/15/2010	229,871	236,016	6,145
Purchase	UBS AG	USD	GBP	09/15/2010	187,986	193,106	5,120
Purchase	Citibank NA	USD	JPY	09/15/2010	1,044,925	1,073,955	29,030
Purchase	Deutsche Bank AG	USD	JPY	09/15/2010	1,112,245	1,151,153	38,908
Purchase	UBS AG	USD	JPY	09/15/2010	188,643	196,033	7,390
							$115,082
Sale	Credit Suisse International	EUR	USD	09/15/2010	$33,634	$33,519	$115
Sale	Credit Suisse International	GBP	USD	09/15/2010	77,831	77,992	(161)
Sale	Credit Suisse International	JPY	USD	09/15/2010	99,217	101,188	(1,971)
							$(2,017)
							$113,065

Option Contracts (“Options”)

An option gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities or another instrument, such as a futures contract) with another party on or before a specific date at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security or instrument from the other party; a put option gives the holder the right to sell the underlying security or instrument to the other party.

Certain funds may enter into an option to manage certain risks (e.g., interest rate risk (the risk that interest rates will rise, causing bond prices to fall), credit risk (the risk that the issuer of a debt instrument will default on its obligation

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NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

to pay interest and/or principal on the instrument in a timely manner), stock market risk (the risk that stock prices overall will decline over short or extended periods), and foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar)). Some funds also may use options to obtain or adjust investment exposure to certain assets, asset classes, or foreign currencies.

Options may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Vantagepoint Fund	Interest rate risk	Credit risk	Stock market risk	Foreign currency risk	To certain assets or asset classes	To foreign currencies
Low Duration Bond	*	*		*	*	*
Inflation Protected Securities	*	*		*	*	*
Equity Income			*
Growth & Income			*
Growth					*
Select Value			*		*
Aggressive Opportunities			*		*
Discovery		*	*		*
International			*	*	*
Diversifying Strategies	*	*	*	*	*	*

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security that the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes a call or put option, an amount equal to the premium received by the fund is recorded as a liability, and the value of each option is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Option contract transactions may incur a commission, in addition to the premium paid or received. Options written are reported as a liability in a fund’s Statement of Assets and Liabilities.

A risk in writing, which is selling, a call option is that the fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. A risk in buying an option is that the fund pays a premium whether or not the option is exercised. The use of over-the-counter option contracts may also include counterparty risk, which is the risk that the other party to the contract may not fulfill its obligations.

During the six month period ended June 30, 2010, the following funds purchased and/or sold put options and call options: Inflation Protected Securities Fund and Diversifying Strategies Fund. There was no written option activity for the six month period ended June 30, 2010.

Swap Agreements (“Swaps”)

Swaps are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on a “notional” amount i.e., the dollar amount specified in the contract as the basis for calculating payment amounts

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NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

due, which represents the economic exposure to the underlying financial instruments or index. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the income and the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Inflation rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal.

Certain funds may enter into swaps to manage certain risks (e.g., interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaps to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaps may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Vantagepoint Fund	Interest rate risk	Credit risk	Foreign currency risk	To certain assets or asset classes
Low Duration Bond	*	*	*	*
Inflation Protected Securities	*	*		*
Discovery	*	*
Diversifying Strategies	*	*		*
Core Bond Index	*	*		*

The risks of entering into swaps include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of swaps may also include counterparty risk, which is the risk that the other party to a swap may not fulfill its obligations.

In certain types of swap transactions, the risk of loss is increased because the fund may be required to make additional or higher payments to the counterparty as a result of market volatility. In addition, swaps are not traded on exchanges or other organized markets and are generally illiquid.

Swaps are marked to market daily using pricing services or fair values. Changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. A realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of a swap. Net realized and unrealized gains and losses occurring during the holding period of swaps are a component of net realized gain (loss) on swaps and change in net unrealized appreciation (depreciation) on swaps in the Statement of Operations, respectively.

During the six month period ended June 30. 2010, the Inflation Protected Securities Fund participated in interest rate swaps and the Diversifying Strategies Fund participated in total return swaps.

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NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

As of June 30, 2010, the following funds had swaps outstanding:

Inflation Protected Securities Fund

Interest Rate Swaps
	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Net Unrealized Appreciation
Deutsche Bank AG	3 month LIBOR	4.00%	12/15/2020	USD 8,700,000	$256,725
Morgan Stanley Capital Services	Daily Brazil CETIP Interbank Deposit Rate	12.54%	01/02/2012	BRL 6,600,000	142,362
Royal Bank of Scotland plc	3 month LIBOR	4.00%	06/16/2015	USD 6,000,000	321,530
Royal Bank of Scotland plc	3 month LIBOR	4.00%	12/15/2020	USD 2,100,000	56,273
					$776,890

Diversifying Strategies Fund

Total Return Swaps
Swap Counterparty	Notional Amount	Reference Security	Termination Date	Net Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	GBP 17,400,000	UK Gilt Long Bond	08/26/10	$522,538
Morgan Stanley Capital Services	CAD 16,900,000	Canadian Government 10 Year Bond	08/30/10	636,580
Morgan Stanley Capital Services	CAD 5,600,000	Canadian Government 10 Year Bond	08/30/10	179,902
Morgan Stanley Capital Services	USD 32,000,000	U.S. 10 Year Treasury Note	08/30/10	689,994
Morgan Stanley Capital Services	USD 1,500,000	U.S. 10 Year Treasury Note	08/30/10	38,672
Morgan Stanley Capital Services	EUR (18,300,000)	Euro Bund	09/07/10	(156,645)
				$1,911,041

Swap Options (“Swaptions”)

A swaption is a contract that gives the holder the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When a fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations.

Certain funds may enter into swaptions to manage certain risks (e.g., interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaptions to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaptions may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Vantagepoint Fund	Interest rate risk	Credit risk	Foreign currency risk	To certain assets or asset classes
Low Duration Bond	*	*	*	*
Inflation Protected Securities	*	*		*
Discovery	*	*
Diversifying Strategies	*	*		*
Core Bond Index	*	*		*

Purchases of put and call swaptions are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased swaption expires, the fund will realize a loss equal to the premium paid. When a

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NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the swaption. When a fund exercises a put swaption, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call swaption, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes a call or put swaption, an amount equal to the premium received by the fund is recorded as a liability, and the value of each swaption is marked to market at each valuation date. When a written swaption expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the swaption was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such swaption is eliminated. When a written call swaption is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put swaption is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Swaption contract transactions may incur a commission, in addition to the premium paid or received. Swaptions written are reported as a liability in a fund’s Statement of Assets and Liabilities. Gains and losses are reported in a fund’s Statement of Operations.

During the six month period ended June 30, 2010, the following fund participated in interest rate swaptions: Inflation Protected Securities Fund.

Written swaption activity for the six month period ended June 30, 2010 was as follows:

	Call Swaptions		Put Swaptions		Total
Inflation Protected Securities Fund	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 01/01/2010	$13,400,000	$106,795	$21,000,000	$153,905	$34,400,000	$260,700
Written	23,400,000	122,310	34,700,000	224,292	58,100,000	346,602
Closed	(19,200,000)	(150,455)	(26,800,000)	(194,940)	(46,000,000)	(345,395)
Expired	—	—	—	—	—	—
Ending balance as of 06/30/2010	$17,600,000	$78,650	$28,900,000	$183,257	$46,500,000	$261,907

Exchange	Counterparty	Contract	Notional Amount	Strike Rate	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
OTC	Royal Bank of Scotland plc	Put—Interest Rate Swaption	$11,300,000	4.00%	12/01/2010	$65,052
OTC	Barclays Bank plc	Put—Interest Rate Swaption	8,800,000	4.75%	8/31/2010	52,244
OTC	Barclays Bank plc	Call—Interest Rate Swaption	8,800,000	3.25%	8/31/2010	(172,278)
OTC	Morgan Stanley Capital Services	Put—Interest Rate Swaption	2,800,000	5.00%	10/29/2010	25,717
OTC	Morgan Stanley Capital Services	Call—Interest Rate Swaption	2,800,000	3.25%	10/29/2010	(56,156)
OTC	Goldman Sachs Bank USA	Put—Interest Rate Swaption	2,500,000	5.00%	10/29/2010	16,542
OTC	Goldman Sachs Bank USA	Call—Interest Rate Swaption	2,500,000	3.25%	10/29/2010	(51,610)
OTC	Royal Bank of Scotland plc	Call—Interest Rate Swaption	1,900,000	3.25%	8/31/2010	(34,960)
OTC	Royal Bank of Scotland plc	Put—Interest Rate Swaption	1,900,000	4.75%	8/31/2010	13,281
OTC	Goldman Sachs Bank USA	Put—Interest Rate Swaption	1,600,000	4.50%	8/31/2010	5,704
OTC	Goldman Sachs Bank USA	Call—Interest Rate Swaption	1,600,000	3.25%	8/31/2010	(25,920)
						$(162,384)

In April 2009, the Company adopted FASB ASC 815 “Disclosure about Derivative Instruments and Hedging Activities” (“ASC 815”), which requires enhanced disclosures about the funds’ derivatives and hedging activities. The following tables reflect the value of the funds’ derivative contracts by certain risk exposure types (risks to which a fund is exposed as a result of holding the derivative contract) as of June 30, 2010.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Asset Derivatives			Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
Low Duration Bond Fund
Interest rate	Receivable for variation margin on futures contracts	$—	*	Payable for variation margin on futures contracts	$11,056	*
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	—		Unrealized depreciation on forward foreign currency exchange contracts	130,746
Total		$—			$141,802
Inflation Protected Securities Fund
Interest rate	Investment in Securities, at value—purchased options, unrealized appreciation on swap agreements and receivable for variation margin on futures contracts	$837,188	*	Payable for variation margin on futures contracts and written options at value	$541,184	*
Total		$837,188			$541,184
Asset Allocation Fund
Interest rate	Receivable for variation margin on futures contracts	$1,152,373	*	Payable for variation margin on futures contracts	$—	*
Stock market	Receivable for variation margin on futures contracts	117,058	*	Payable for variation margin on futures contracts	1,205,076	*
Total		$1,269,431			$1,205,076
Discovery Fund
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	$—		Unrealized depreciation on forward foreign currency exchange contracts	$13,759
Stock market	Receivable for variation margin on futures contracts	—	*	Payable for variation margin on futures contracts	3,271,343	*
Total		$—			$3,285,102

Diversifying Strategies Fund
Interest rate	Investment in Securities, at value — purchased options, unrealized appreciation on swap agreements and receivable for variation margin on futures contracts	$4,827,659	ˆ	Payable for variation margin on futures contracts and unrealized depreciation on swap agreements	$1,473,875	ˆ
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	3,303,352		Unrealized depreciation on forward foreign currency exchange contracts	4,659,503
Stock market	Receivable for variation margin on futures contracts	2,286,699	*	Payable for variation margin on futures contracts	4,011,647	*
Total		$10,417,710			$10,145,025

500 Stock Index Fund
Stock market	Receivable for variation margin on futures contracts	$—	*	Payable for variation margin on futures contracts	$190,485	*
Total		$—			$190,485

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Asset Derivatives			Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value

Broad Market Index Fund
Stock market	Receivable for variation margin on futures contracts	$—	*	Payable for variation margin on futures contracts	$396,040	*
Total		$—			$396,040

Mid/Small Company Index Fund
Stock market	Receivable for variation margin on futures contracts	$—	*	Payable for variation margin on futures contracts	$416,414	*
Total		$—			$416,414

Overseas Equity Index Fund
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	$117,059		Unrealized depreciation on forward foreign currency exchange contracts	$3,994
Stock market	Receivable for variation margin on futures contracts	—	*	Payable for variation margin on futures contracts	224,617	*
Total		$117,059			$228,611

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Financial Statements. Only the current day’s variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

ˆ	Includes cumulative appreciation (depreciation) of futures contracts and options on futures at value as reported in the Notes to Financial Statements and Schedule of Investments, respectively. Only the current day’s variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

The following tables reflect the funds’ gains (losses) related to derivative activities by risk exposure types (risks to which a fund is exposed as a result of holding the derivative contract) for the six month period ended June 30, 2010 in accordance with ASC 815. These gains (losses) are included in net realized gain (loss) or net change in unrealized appreciation (depreciation) in the Statements of Operations.

   Low Duration Bond1

Net Realized Gain or (Loss)
Risk Exposure	Option Contracts	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Total
Interest rate	$—	$(217,237)	$—	$—	$(217,237)
Foreign currency	—	—	1,230,875	—	1,230,875
Total	$—	$(217,237)	$1,230,875	$—	$1,013,638

Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Option Contracts	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Total
Interest rate	$—	$(138,859)	$—	$—	$(138,859)
Foreign currency	—	—	(375,410)	—	(375,410)
Total	$—	$(138,859)	$(375,410)	$—	$(514,269)

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NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

    Inflation Protected Securities2

Net Realized Gain or (Loss)
Risk Exposure	Option Contracts		Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Total
Interest rate	$332,592	**	$241,452	$—	$(96,915)	$477,129
Foreign currency	—		—	1,636,405	—	1,636,405
Total	$332,592	**	$241,452	$1,636,405	$(96,915)	$2,113,534

Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Option Contracts	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Total
Interest rate	$(83,309)	$(29,153)	$—	$664,594	$552,132
Foreign currency	—	—	(62,731)	—	(62,731)
Total	$(83,309)	$(29,153)	$(62,731)	$664,594	$489,401

    Asset Allocation3

Net Realized Gain or (Loss)
Risk Exposure	Option Contracts	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Total
Interest rate	$—	$1,719,211	$—	$—	$1,719,211
Stock market	—	248,282	—	—	248,282
Total	$—	$1,967,493	$—	$—	$1,967,493

Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Option Contracts	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Total
Interest rate	$—	$2,940,181	$—	$—	$2,940,181
Stock market	—	(1,582,226)	—	—	(1,582,226)
Total	$—	$1,357,955	$—	$—	$1,357,955

    Discovery4

Net Realized Gain or (Loss)
Risk Exposure	Option Contracts	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Total
Interest rate	$—	$(12,588)	$—	$—	$(12,588)
Foreign currency	—	—	112,511	—	112,511
Stock market	—	5,340,999	—	—	5,340,999
Total	$—	$5,328,411	$112,511	$—	$5,440,922

Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Option Contracts	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Total
Interest rate	$—	$(6,798)	$—	$—	$(6,798)
Foreign currency	—	—	(36,021)	—	(36,021)
Stock market	—	(6,198,991)	—	—	(6,198,991)
Total	$—	$(6,205,789)	$(36,021)	$—	$(6,241,810)

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NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

    International5

Net Realized Gain or (Loss)
Risk Exposure	Option Contracts	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Total
Foreign currency	$—	$—	$20,123	$—	$20,123

Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Option Contracts	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Total
Foreign currency	$—	$—	$—	$—	$—

    Diversifying Strategies6

Net Realized Gain or (Loss)
Risk Exposure	Option Contracts		Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Total
Interest rate	$1,253,269	**	$(1,491,162)	$—	$2,016,685	$1,778,792
Foreign currency	—		—	1,246,125	—	1,246,125
Stock market	—		(4,777,497)	—	—	(4,777,497)
Total	$1,253,269	**	$(6,268,659)	$1,246,125	$2,016,685	$(1,752,580)

Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Option Contracts	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Total
Interest rate	$562,204	$(444,525)	$—	$1,911,041	$2,028,720
Foreign currency	—	—	(311,519)	—	(311,519)
Stock market	—	(1,533,897)	—	—	(1,533,897)
Total	$562,204	$(1,978,422)	$(311,519)	$1,911,041	$183,304

    500 Stock Index7

Net Realized Gain or (Loss)
Risk Exposure	Option Contracts	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Total
Stock market	$—	$(255,110)	$—	$—	$(255,110)

Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Options Contracts	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Total
Stock market	$—	$(226,043)	$—	$—	$(226,043)

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

    Broad Market Index8

Net Realized Gain or (Loss)
Risk Exposure	Option Contracts	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Total
Stock market	$—	$217,511	$—	$—	$217,511

Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Option Contracts	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Total
Stock market	$—	$(480,482)	$—	$—	$(480,482)

    Mid/Small Company Index9

Net Realized Gain or (Loss)
Risk Exposure	Option Contracts	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Total
Stock market	$—	$519,417	$—	$—	$519,417

Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Option Contracts	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Total
Stock market	$—	$(559,489)	$—	$—	$(559,489)

    Overseas Equity Index10

Net Realized Gain or (Loss)
Risk Exposure	Option Contracts	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Total
Foreign currency	$—	$—	$(387,622)	$—	$(387,622)
Stock market	—	(127,714)	—	—	(127,714)
Total	$—	$(127,714)	$(387,622)	$—	$(515,336)

Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Option Contracts	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Total
Foreign currency	$—	$—	$267,404	$—	$267,404
Stock market	—	(259,179)	—	—	(259,179)
Total	$—	$(259,179)	$267,404	$—	$8,225

**	The realized gain (loss) for purchased options is reported within realized gains (losses) on investments sold, at value on the Statement of Operations.

(1)	The Low Duration Bond Fund used futures to manage interest rate risk inherent in its fixed income securities, consistent with its principal investment strategies. The fund used forward currency contracts to manage currency risk inherent in its fixed income securities holdings.

(2)	The Inflation Protected Securities Fund used futures, options (including swaptions), and swaps to manage interest rate risk inherent in its fixed income securities, consistent with its principal investment strategies. The fund used forward currency contracts to manage currency risk inherent in its fixed income securities holdings. The fund used futures, options (including swaptions), and swaps to obtain or adjust investment exposure to segments of the fixed income market in pursuit of its investment objective (which is to offer current income). The fund used foreign currency contracts to obtain or adjust investment exposure to foreign currencies in pursuit of its investment objective.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

(3)	The Asset Allocation Fund used futures to obtain or adjust investment exposure to U.S. common stocks and U.S. Treasury bonds consistent with its strategy of allocating assets among these two asset classes as well as investment grade short-term fixed income securities, when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(4)	The Discovery Fund used Russell 2000 Index futures and fixed income futures to obtain or adjust investment exposure to U.S. common stocks and to fixed income markets consistent with its principal investment strategies. The fund also used fixed income futures to manage interest rate risk inherent in its fixed income holdings. The fund used forward currency contracts to manage foreign currency risk inherent in its foreign fixed income holdings.

(5)	The International Fund used forward currency contracts to obtain or adjust investment exposure to foreign currencies to facilitate the trading of the foreign securities in which the fund invested consistent with its principal investment strategies and in pursuit of its investment objective (which is to offer long-term capital growth and diversification by country).

(6)	The Diversifying Strategies Fund used futures to manage interest rate risk inherent in the fund’s fixed income and convertible securities holdings consistent with its investment strategies. The fund also used futures to obtain or adjust investment exposure to stocks and fixed income securities in pursuit of its investment objective (which is to offer long-term capital growth). Also, in pursuit of its investment objective, the fund used (1) options and swaps to obtain or adjust investment exposure to fixed income securities, and (2) foreign currency contracts to obtain or adjust investment exposure to foreign currencies.

(7)	The 500 Stock Index Fund used futures to obtain or adjust investment exposure to stocks included in the S&P 500 Index in pursuit of its investment objective (which is to offer long-term capital growth by approximating the performance of the S&P 500 Index), when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(8)	The Broad Market Index Fund used futures to obtain or adjust investment exposure to the equity issues in pursuit of its investment objective (which is to offer long-term capital growth by approximating the performance of the Wilshire 5000 Total Market Index), when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(9)	The Mid/Small Company Index Fund used futures to obtain or adjust investment exposure to equity issues in pursuit of its investment objective (which is to offer long-term capital growth by approximating the performance of the Wilshire 4500 Completion Index), when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(10)	The Overseas Equity Index Fund used forward currency contracts to manage currency risks inherent in the fund’s equity securities in pursuit of its investment objective (which is to offer long-term capital growth and diversification by approximating the performance of the MSCI EAFE Index). The fund used futures to obtain or adjust investment exposure to equity securities, which were in support of the fund’s investment objective, when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

The value of derivative instruments at period end and effect of derivatives on the Statements of Operations is indicative of the funds’ typical volume of derivative activity.

4. Agreements and Other Transactions with Affiliates

VIA, a wholly owned subsidiary of ICMA-RC, provides investment advisory services to each of the funds. Pursuant to Master Advisory Agreements, VIA is entitled to receive 0.10% of the average daily net assets of each Actively Managed and Milestone Fund and 0.05% of the average daily net assets of the Index Funds. Effective July 1, 2005, VIA is entitled to receive 0.10% on the first $500 million of net assets, 0.09% on the next $500 million of net assets, and 0.08% on net assets over $1 billion for each Model Portfolio Fund. For these services, VIA received $7,038,137 in the aggregate for the six month period ended June 30, 2010.

VIA and the Company contract with one or more subadvisers (“Subadvisers”) for the day-to-day management of each of the funds other than the Money Market Fund, Model Portfolio Funds and Milestone Funds. Each Subadviser is paid a fee by the funds during the year based on average net assets under management, except that the subadvisory fees for Analytic Investors, LLC and Mellon Capital Management Corporation for the Diversifying Strategies Fund are calculated based on the average net asset value of the fund’s assets allocated and assigned to each of them by VIA. The fee structure for many of the Subadvisers provides for a range of fees so that as average net assets of a fund increases the rate of fee paid decreases. With other Subadvisers, one fee is applicable to all levels of assets under management. Additional information about each Subadviser’s fee is presented in the Company’s prospectus and statement of additional information. Fees paid by each fund to Subadvisers during the six month period ended June 30, 2010 are presented

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

in the “Additional Information” section of these Notes. The Subadviser’s fees during the six month period ended June 30, 2010 are shown here as an annual percentage of average net assets under management, except that the subadvisory fees for Analytic Investors, LLC and Mellon Capital Management Corporation for the Diversifying Strategies Fund which are calculated based on the average net asset value of the assets allocated and assigned to each of them by VIA.

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)
Low Duration Bond	Payden & Rygel	0.10%
	STW Fixed Income Management LLC	0.20%

Inflation Protected Securities	Pacific Investment Management Company, LLC	0.20%
	BlackRock Financial Management, Inc.	0.11%

Asset Allocation	Mellon Capital Management Corporation	0.28%

Equity Income	Barrow, Hanley, Mewhinney & Strauss, LLC	0.24%
	T. Rowe Price Associates, Inc.	0.37%
	Southeastern Asset Management, Inc.	0.52%

Growth & Income	Fiduciary Management, Inc.	0.29%
	T. Rowe Price Associates, Inc.	0.38%
	Wellington Management Company, LLP	0.28%

Growth	Columbus Circle Investors	0.35%
	D.G. Capital Management Trust	0.46%
	Legg Mason Capital Management, Inc.	0.32%
	Tukman Grossman Capital Management, Inc.	0.40%
	Westfield Capital Management Company, L.P.	0.33%

Select Value	Artisan Partners Limited Partnership	0.55%
	WEDGE Capital Management L.L.P.	0.55%
	Systematic Financial Management L.P.	0.43%

Aggressive Opportunities	Legg Mason Capital Management, Inc.	0.32%
	Southeastern Asset Management, Inc.	0.56%
	TimesSquare Capital Management, LLC	0.50%
	T. Rowe Price Associates, Inc. (1)	0.58%
	Wellington Management Company, LLP (2)	0.41%

Discovery	Payden & Rygel	0.15%
	Wellington Management Company, LLP	0.73%

International	Artisan Partners Limited Partnership	0.69%
	GlobeFlex Capital, LP	0.40%
	Mondrian Investment Partners Limited	0.44%
	Walter Scott & Partners Limited	0.56%

Diversifying Strategies	Analytic Investors, LLC	0.45%
	Calamos Advisors LLC	0.55%
	Mellon Capital Management Corporation	0.65%
	Payden & Rygel (Enhanced Cash)	0.09%
	Payden & Rygel (Low Duration)	0.10%
	Shenkman Capital Management, Inc.	0.39%

Core Bond Index	Mellon Capital Management Corporation	0.02%

500 Stock Index	Mellon Capital Management Corporation	0.02%

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)
Broad Market Index	Mellon Capital Management Corporation	0.02%

Mid/Small Company Index	Mellon Capital Management Corporation	0.04%

Overseas Equity Index	Mellon Capital Management Corporation	0.07%

(1)	Terminated as a subadviser May 6, 2010.

(2)	Added as a subadviser May 1, 2010.

Expenses

The Model Portfolio Funds and Milestone Funds incur fees and expenses indirectly as shareholders in their respective underlying funds and the Money Market Fund incurs fees and expenses indirectly as a shareholder of the Portfolio. Because the underlying funds have varied expense and fee levels and the Model Portfolio, Milestone and Money Market Funds may own different proportions of such funds at different times, the amount of fees and expenses indirectly incurred by the Model Portfolio, Milestone, and Money Market Funds will vary.

Fee Waivers

VIA will waive its management fee or reimburse expenses to the extent necessary as a result of any increase in subadvisory fees payable by the Growth Fund that would cause the aggregate management and subadvisory fees of the Growth Fund to exceed 0.54% as a result of subadvisory changes. This commitment will continue until such time as shareholders approve an increase in this limit. For the six month period ended June 30, 2010, no waiver or reimbursement was required.

During the six month period ended June 30, 2010, VIA waived its fee, on a voluntary basis, for the Money Market Fund. The waived amount during this period was $703,411. Any such waivers were voluntary and there can be no assurance that additional waivers can or will be made in the future.

From January 4, 2010 through April 30, 2011, VIA contractually agreed to limit the Milestone 2045 Fund expense ratio to 1.10%. The waived amount during the six month period ended June 30, 2010 was $28,093.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) voluntarily waives a portion of its aggregate subadvisory fees for the Growth & Income, Equity Income, and Aggressive Opportunities Funds. These voluntary fee waivers were first implemented on May 1, 2003. The fee for each fund managed by T. Rowe Price is voluntarily reduced by the following percentages, which are determined based on the total amount of assets managed by T. Rowe Price for The Vantagepoint Funds: a 2.5% waiver on the first $500 million in total assets provided the total amount of assets managed by T. Rowe Price is between $250 and 500 million and a 5% waiver on total assets above $500 million. For the six month period ended June 30, 2010, the fee waiver for the Growth & Income Fund totaled $24,755, the fee waiver for the Equity Income Fund totaled $37,879 and the fee waiver for the Aggressive Opportunities Fund totaled $19,971. Payden & Rygel contractually agreed to waive a portion of its subadvisory fee for assets managed pursuant to its short-duration fixed income strategy until April 30, 2010, for the Diversifying Strategies Fund so that its fees would not exceed 0.08% of the Diversifying Strategies Fund’s annual average daily net assets under its management for this strategy. For the six month period ended June 30, 2010, this waiver totaled $14,238. Effective October 1, 2008, Tukman Grossman Capital Management, Inc. (“Tukman Grossman”) voluntarily agreed to waive a portion of its subadvisory fee in an amount equal to 0.10% of the average daily market value of the assets of the Growth Fund’s assets under its management through April 30, 2010. This waiver totaled $176,877 for the six month period ended June 30, 2010.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

5. Investment Portfolio Transactions

Purchases and sales of investments, exclusive of short-term securities, for each fund for the six month period ended June 30, 2010 were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases at Cost	Sales Proceeds	Purchases at Cost	Sales Proceeds
Low Duration Bond	$16,396,067	$—	$166,421,866	$165,828,507
Inflation Protected Securities	222,033,980	158,786,686	49,503,931	30,581,967
Asset Allocation	31,037,472	67,468,243	38,886,405	6,139,910
Equity Income	—	—	224,756,522	159,205,604
Growth & Income	—	—	238,208,182	219,041,123
Growth	—	—	684,998,256	779,840,846
Select Value	—	—	104,362,596	105,142,431
Aggressive Opportunities	—	—	743,393,847	746,469,422
Discovery	11,835,166	4,223,681	60,221,307	56,261,241
International	—	—	299,016,371	209,500,987
Diversifying Strategies	23,440,891	4,027,643	453,906,661	191,148,274
Core Bond Index	166,371,105	175,927,461	191,554,648	304,862,429
500 Stock Index	—	—	17,103,144	2,317,504
Broad Market Index	—	—	7,722,894	32,490,232
Mid/Small Company Index	—	—	72,401,657	24,035,954
Overseas Equity Index	—	—	6,650,810	2,495,787
Model Portfolio Savings Oriented	—	—	67,817,858	60,462,969
Model Portfolio Conservative Growth	—	—	98,498,891	87,997,579
Model Portfolio Traditional Growth	—	—	117,984,552	119,065,874
Model Portfolio Long-Term Growth	—	—	90,494,279	74,004,659
Model Portfolio All-Equity Growth	—	—	36,336,797	15,955,458
Milestone Retirement Income	—	—	51,364,652	19,066,529
Milestone 2010	—	—	66,816,304	31,495,653
Milestone 2015	—	—	77,874,773	27,082,685
Milestone 2020	—	—	60,612,937	16,619,678
Milestone 2025	—	—	45,363,775	9,243,536
Milestone 2030	—	—	39,460,877	8,125,985
Milestone 2035	—	—	25,589,773	5,629,784
Milestone 2040	—	—	29,298,143	19,024,655
Milestone 2045	—	—	12,751,742	20,090

6. Tax Basis Unrealized Appreciation (Depreciation)

As of June 30, 2010, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Money Market	$356,605,414	$—	$—	$—
Low Duration Bond	439,164,349	11,227,275	4,351,488	6,875,787
Inflation Protected Securities	422,924,272	18,600,193	146,164	18,454,029
Asset Allocation	428,183,083	48,188,302	71,166,816	(22,978,514)
Equity Income	1,661,194,655	161,696,446	281,034,833	(119,338,387)
Growth & Income	982,734,075	85,901,204	48,226,871	37,674,333
Growth	1,680,951,366	53,768,615	87,650,065	(33,881,450)
Select Value	292,234,328	19,815,159	14,382,889	5,432,270
Aggressive Opportunities	1,040,801,407	99,619,781	87,107,350	12,512,431

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Discovery	$179,282,710	$8,532,217	$7,913,721	$618,496
International	1,101,597,759	43,147,171	136,981,465	(93,834,294)
Diversifying Strategies	725,157,700	7,151,386	9,858,473	(2,707,087)
Core Bond Index	976,642,721	44,931,042	3,416,217	41,514,825
500 Stock Index	266,551,810	112,324,043	61,475,622	50,848,421
Broad Market Index	400,802,689	158,385,912	110,332,099	48,053,813
Mid/Small Company Index	311,014,813	42,860,373	49,183,014	(6,322,641)
Overseas Equity Index	201,650,784	11,131,648	54,028,065	(42,896,417)
Model Portfolio Savings Oriented	321,727,067	5,922,983	15,723,251	(9,800,268)
Model Portfolio Conservative Growth	560,442,737	8,115,625	41,233,742	(33,118,117)
Model Portfolio Traditional Growth	1,440,044,373	14,596,292	152,573,862	(137,977,570)
Model Portfolio Long-Term Growth	1,757,018,926	9,361,247	208,351,930	(198,990,683)
Model Portfolio All-Equity Growth	706,578,732	—	137,975,536	(137,975,536)
Milestone Retirement Income	111,839,649	—	3,836,147	(3,836,147)
Milestone 2010	130,123,982	1,566,600	9,547,240	(7,980,640)
Milestone 2015	251,630,413	2,395,706	25,821,675	(23,425,969)
Milestone 2020	243,809,452	1,592,895	25,079,934	(23,487,039)
Milestone 2025	193,279,545	908,678	20,633,102	(19,724,424)
Milestone 2030	160,234,444	496,019	16,755,041	(16,259,022)
Milestone 2035	101,380,944	171,042	10,752,383	(10,581,341)
Milestone 2040	101,373,342	697,104	7,728,769	(7,031,665)
Milestone 2045	12,732,712	13,042	355,676	(342,634)

7. Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to seek to earn additional income. As of June 30, 2010, certain funds had loaned securities, which were collateralized by cash or other forms of collateral as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. at least equal to the market value of the securities loaned. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. A fund retains a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. A fund also continues to receive any distributions paid on the loaned securities. The fund may terminate a loan at any time and generally expects to receive the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

The funds will be indemnified by its custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an amount equal to the market value of the unreturned loaned securities.

The market value of the securities on loan and the value of the related collateral as of June 30, 2010, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$1,696,139	$1,706,609	101%
Inflation Protected Securities	13,216,166	13,490,277	102%
Asset Allocation	6,214,199	6,432,130	104%

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fund	Securities on Loan	Collateral	Collateralization
Equity Income	$56,157,825	$58,345,737	104%
Growth & Income	42,646,179	44,156,188	104%
Growth	37,818,628	39,423,131	104%
Select Value	19,331,645	20,081,909	104%
Aggressive Opportunities	94,595,892	96,948,360	102%
Discovery	11,944,372	12,930,036	108%
International	46,587,811	49,206,321	106%
Core Bond Index	13,255,255	13,513,703	102%
500 Stock Index	6,709,535	6,971,924	104%
Broad Market Index	20,212,009	21,054,979	104%
Mid/Small Company Index	31,226,013	32,754,803	105%
Overseas Equity Index	683,680	717,137	105%

8. Transactions with Affiliated Funds

As of June 30, 2010, the Model Portfolio Funds and Milestone Funds held investments in a number of the underlying funds. The figures presented below represent the percentages of shares outstanding in each of the underlying funds owned by the Model Portfolio and Milestone Funds on that date:

Underlying Fund	Model Portfolio Savings Oriented	Model Portfolio Conservative Growth	Model Portfolio Traditional Growth	Model Portfolio Long-Term Growth	Model Portfolio All-Equity Growth
Low Duration Bond	22.15%	23.23%	24.63%	—	—
Inflation Protected Securities	11.21%	12.78%	12.98%	—	—
Equity Income	1.97%	3.71%	10.19%	13.33%	6.87%
Growth & Income	2.99%	4.60%	15.40%	20.16%	9.88%
Growth	—	1.86%	7.73%	10.71%	5.97%
Select Value	—	5.46%	25.44%	47.45%	19.53%
Aggressive Opportunities	—	1.59%	7.34%	13.73%	5.66%
Discovery	—	—	22.65%	41.18%	30.75%
International	1.54%	4.21%	15.48%	25.10%	12.11%
Core Bond Index Class I	3.90%	8.91%	24.42%	29.94%	—
Diversifying Strategies	8.71%	14.15%	28.14%	27.48%	—

Underlying Fund	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
Low Duration Bond	7.61%	3.86%	5.07%	2.95%	0.85%
Inflation Protected Securities	3.81%	4.16%	3.74%	—	—
Equity Income	0.71%	1.52%	2.89%	3.17%	2.67%
Growth & Income	1.07%	1.34%	2.52%	2.61%	2.32%
Growth	—	0.55%	1.05%	1.14%	1.01%
International	0.55%	1.21%	2.64%	2.95%	2.66%
Core Bond Index Class I	1.32%	1.16%	3.61%	4.64%	3.16%
Mid/Small Company Index Class I	—	0.48%	9.36%	12.30%	12.33%
Diversifying Strategies	2.99%	2.99%	5.23%	4.64%	3.08%

Underlying Fund	Milestone 2030	Milestone 2035	Milestone 2040	Milestone 2045
Low Duration Bond	0.35%	—	—	—
Equity Income	2.37%	1.59%	1.74%	0.23%
Growth & Income	2.09%	1.40%	1.54%	0.20%
Growth	0.95%	0.68%	0.73%	0.10%
International	2.47%	1.73%	1.90%	0.25%

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Underlying Fund	Milestone 2030	Milestone 2035	Milestone 2040	Milestone 2045
Core Bond Index Class I	1.65%	0.66%	0.68%	0.09%
Mid/Small Company Index Class I	13.06%	10.37%	11.37%	1.50%
Diversifying Strategies	1.99%	0.59%	—	—

9. Control Persons and Principal Holders of Securities

As of June 30, 2010, a majority of the voting shares of all funds, except the Money Market Fund, were held either directly, or indirectly through the Model Portfolio Funds and the Milestone Funds and by VantageTrust, a group trust established and maintained by VantageTrust Company (“Trust Company”). VantageTrust was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The Trust Company, a New Hampshire non-depository banking corporation, has the power to vote the shares of the funds directly held by VantageTrust and has the power to direct the vote of the shares of the Model Portfolio Funds and the Milestone Funds under the proxy voting policy adopted by VIA, the Company’s adviser. The Trust Company therefore has the power to vote more than 25% of the fund’s voting securities and thus under the 1940 Act is considered a “control” person of the funds. Both the Trust Company and VIA are wholly owned subsidiaries of ICMA-RC. As a control person of all the funds, the Trust Company may possess the ability to control the outcome of matters submitted to the vote of shareholders.

Additionally, as of June 30, 2010, the VantageTrust, an affiliated group trust, held directly or indirectly, the outstanding shares of the Company in the percentages shown below:

Fund	% Owned by VantageTrust
Money Market	47.13%
Low Duration Bond	77.92%
Inflation Protected Securities	87.15%
Asset Allocation	97.29%
Equity Income	91.52%
Growth & Income	91.29%
Growth	96.15%
Select Value	94.59%
Aggressive Opportunities	96.29%
Discovery	94.49%
International	92.24%
Diversifying Strategies	89.69%
Core Bond Index Class I	88.43%
Core Bond Index Class II	94.30%
500 Stock Index Class I	84.71%
500 Stock Index Class II	99.92%
Broad Market Index Class I	86.08%
Broad Market Index Class II	95.87%
Mid/Small Company Index Class I	80.22%
Mid/Small Company Index Class II	99.86%
Overseas Index Class I	83.63%
Overseas Index Class II	99.87%
Model Portfolio Savings Oriented	85.78%
Model Portfolio Conservative Growth	89.78%
Model Portfolio Traditional Growth	94.83%
Model Portfolio Long-Term Growth	96.30%
Model Portfolio All-Equity Growth	92.40%
Milestone Retirement Income	62.93%
Milestone 2010	64.49%
Milestone 2015	77.61%

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fund	% Owned by VantageTrust
Milestone 2020	81.97%
Milestone 2025	83.10%
Milestone 2030	82.91%
Milestone 2035	80.74%
Milestone 2040	83.28%
Milestone 2045	49.78%

Other than VantageTrust, below is the name, address, and percentage of ownership of the entity that owns of record or is known to own beneficially 5% or more of any class of any fund’s outstanding shares as of June 30, 2010:

Money Market Fund

Name	Address	Percentage of Shares Owned
Lee County Board of County Commissioners	P.O. Box 398 Fort Meyers, Florida 33902	11.96%

10.	Brokerage Commissions

VIA has entered into agreements with brokers whereby the brokers will rebate a portion of the funds’ brokerage commissions on behalf of certain funds. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Statements of Operations. For the six month period ended June 30, 2010, the funds recaptured the following amounts of brokerage commissions:

Fund	Recaptured Brokerage Commissions
Equity Income	$24,206
Growth & Income	27,334
Growth	225,390
Select Value	29,734
Aggressive Opportunities	53,948
Discovery	4,379
International	13,992

11.	Subsequent Events

Management has evaluated events or transactions that may have occurred since June 30, 2010, that would merit recognition or disclosure in the financial statements. Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.

VANTAGEPOINT FUNDS
Additional Information (Unaudited)

A. Subadviser Fees

Presented below are the fees paid by each fund to subadvisers during the six month period ended June 30, 2010. Fees are shown as an annual percentage of average net assets under management except that the subadvisory fees for Analytic Investors, LLC and Mellon Capital Management Corporation for the Diversifying Strategies Fund are calculated based on the average net asset value of the assets allocated and assigned to each of them by VIA. The total dollars below represent amounts paid to subadvisers for services performed during the period October 1, 2009 through March 31, 2010.

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)	Dollars Paid
Low Duration Bond	Payden & Rygel	0.10%	$108,984
	STW Fixed Income Management LLC	0.20%	220,095

Inflation Protected Securities	Pacific Investment Management Company, LLC	0.20%	180,596
	BlackRock Financial Management, Inc.	0.11%	99,794

Asset Allocation	Mellon Capital Management Corporation	0.28%	607,554

Equity Income	Barrow, Hanley, Mewhinney & Strauss, LLC	0.24%	588,672
	T. Rowe Price Associates, Inc.	0.37%	915,239
	Southeastern Asset Management, Inc.	0.52%	1,333,882

Growth & Income	Fiduciary Management, Inc.	0.29%	489,438
	T. Rowe Price Associates, Inc.	0.38%	625,341
	Wellington Management Company, LLP	0.28%	484,064

Growth	Columbus Circle Investors	0.35%	531,866
	D.G. Capital Management Trust	0.46%	453,045
	Legg Mason Capital Management, Inc.	0.32%	732,501
	Tukman Grossman Capital Management, Inc.	0.40%	695,888
	Westfield Capital Management Company, L.P.	0.33%	774,787

Select Value	Artisan Partners Limited Partnership	0.55%	259,088
	WEDGE Capital Management L.L.P.	0.55%	263,257
	Systematic Financial Management L.P.	0.43%	202,665

Aggressive Opportunities	Legg Mason Capital Management, Inc.	0.32%	409,729
	Southeastern Asset Management, Inc.	0.56%	530,929
	TimesSquare Capital Management, LLC	0.50%	731,128
	T. Rowe Price Associates, Inc. (1)	0.58%	708,296
	Wellington Management Company, LLP (2)	0.41%	—

Discovery	Payden & Rygel	0.15%	64,092
	Wellington Management Company, LLP	0.73%	301,667

International	Artisan Partners Limited Partnership	0.69%	624,523
	GlobeFlex Capital, LP	0.40%	589,484
	Mondrian Investment Partners Limited	0.44%	692,773
	Walter Scott & Partners Limited	0.56%	481,051

Diversifying Strategies	Analytic Investors, LLC	0.45%	312,791
	Calamos Advisors LLC	0.55%	113,104
	Mellon Capital Management Corporation	0.65%	450,231
	Payden & Rygel (Enhanced Cash)	0.09%	89,813
	Payden & Rygel (Low Duration)	0.10%	96,400
	Shenkman Capital Management, Inc.	0.39%	81,024

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Additional Information (Unaudited)—(Continued)

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)	Dollars Paid
Core Bond Index	Mellon Capital Management Corporation	0.02%	$111,681

500 Stock Index	Mellon Capital Management Corporation	0.02%	34,954

Broad Market Index	Mellon Capital Management Corporation	0.02%	55,503

Mid/Small Company Index	Mellon Capital Management Corporation	0.04%	46,429

Overseas Equity Index	Mellon Capital Management Corporation	0.07%	64,306

(1)	Terminated as a subadviser May 6, 2010.

(2)	Added as a subadviser May 1, 2010.

B. Directors’ Consideration of Investments Advisory and Subadvisory Agreements

The following relates to the consideration by the Board of Directors of the Company (“Directors” or “Board”), during the period beginning January 1, 2010 through June 30, 2010, of the approval of the Master Investment Advisory Agreements (“Advisory Agreement” or “Advisory Agreements”) between VIA and each series of the Company (each series, a “Fund” and collectively, the “Funds”) and certain Investment Subadvisory Agreements (“Subadvisory Agreement” or “Subadvisory Agreements”) for the Funds.

Annual Consideration of the Investment Advisory Agreements and Certain Subadvisory Agreements

At a meeting held on January 15, 2010 (“January Meeting”), the Board, including a majority of the Directors who are not “interested persons” (“Independent Directors”) as defined in the Investment Company Act of 1940, approved the continuance of the Advisory Agreements between VIA and each Fund. In addition, the Board, including a majority of the Independent Directors, approved the continuance of the Subadvisory Agreements with respect to the following subadvisers and Funds (may be referred to collectively as the “Sub-Advised Funds”): Payden & Rygel (Low Duration Bond Fund, Discovery Fund and Diversifying Strategies Fund); STW Fixed Income Management LLC (Low Duration Bond Fund); BlackRock Financial Management, Inc. (Inflation Protected Securities Fund); Pacific Investment Management Company, LLC (“PIMCO”) (Inflation Protected Securities Fund); Mellon Capital Management Corporation (“Mellon”) (Asset Allocation Fund, Diversifying Strategies Fund and each of the Index Funds); T. Rowe Price Associates, Inc. (“T. Rowe Price”) (Equity Income Fund, Growth & Income Fund and Aggressive Opportunities Fund); Barrow, Hanley, Mewhinney & Strauss LLC (Equity Income Fund); Southeastern Asset Management Inc. (“Southeastern”) (Equity Income Fund and Aggressive Opportunities Fund); Fiduciary Management, Inc. (Growth & Income Fund); Wellington Management Company, LLP (“Wellington”) (Growth & Income Fund and Discovery Fund); Legg Mason Capital Management, Inc. (“Legg Mason”) (Growth Fund and Aggressive Opportunities Fund); Tukman Grossman Capital Management, Inc. (Growth Fund); Westfield Capital Management Company, L.P. (Growth Fund); D.G. Capital Management Trust (Growth Fund); Columbus Circle Investors (Growth Fund); Systematic Financial Management L.P. (Select Value Fund); WEDGE Capital Management LLP (Select Value Fund); Artisan Partners Limited Partnership (“Artisan”) (Select Value Fund and International Fund); TimesSquare Capital Management, LLC (“TimesSquare”) (Aggressive Opportunities Fund); GlobeFlex Capital, LP (“GlobeFlex”) (International Fund); Walter Scott & Partners Limited (International Fund); and Analytic Investors, LLC (“Analytic”) (Diversifying Strategies Fund).

In reaching its decisions, the Board considered the information furnished and discussed throughout the year at regularly scheduled Board or Investment Committee meetings, as applicable, as well as the information provided specifically in relation to the annual consideration of the approval of the Advisory Agreements and Subadvisory Agreements.

Information furnished in connection with Board or Investment Committee meetings throughout the year included, among other things, VIA’s analysis of, and presentations given by VIA on, each Fund’s investment performance and the investment performance of the subadvisers, the strategies being used to achieve stated objectives and various reports on the monitoring of the subadvisers, compliance and other services provided by VIA and its affiliates. In preparation for the January Meeting, the Directors requested and received information compiled by Lipper Inc. (“Lipper”), an

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Additional Information (Unaudited)—(Continued)

independent provider of investment company data, on the investment performance over various time periods, and the fees and expenses, of each Fund as compared to a group of comparable funds (“Lipper peer group” and “Lipper expense group,” respectively). Additionally, in response to specific requests from the Independent Directors in connection with the January Meeting, VIA furnished, and the Board considered, a wide variety of information and reports concerning VIA and the subadvisers, including: (1) the nature, extent and quality of services provided to the Funds by VIA (and its affiliates) and by the subadvisers; (2) the level of the advisory and subadvisory fees that are charged to each Fund and a comparison with the fees charged to other clients; (3) profitability information of VIA and its affiliate, Vantagepoint Transfer Agents, LLC (“VTA”), and, to the extent available, certain profitability information of the subadvisers; and (4) VIA’s and each subadviser’s compliance program. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by VIA or its affiliates and the subadvisers as a result of their relationships with the Funds. In addition to evaluating, among other things, the written information provided by VIA, the Board also evaluated the answers to questions posed by the Board to representatives of VIA at the January Meeting.

In considering the information and materials described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreements and Subadvisory Agreements for all of the Funds were considered at the same Board meeting, the Directors addressed each Fund separately. In view of the broad scope and variety of factors and information, the Directors did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Advisory Agreements and Subadvisory Agreements for an additional year. Rather, the approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decisions to approve the Advisory Agreements and Subadvisory Agreements.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services to be provided by VIA, the Directors considered the qualifications, experience and capability of VIA’s management and other personnel and the extent of care and conscientiousness with which VIA performs its duties. In this regard, the Directors considered, among other matters: (a) the asset allocation services provided, and the monitoring of the performance of the underlying funds performed, by VIA with respect to the Model Portfolio Funds and the Milestone Funds; (b) the performance monitoring and on-going due diligence performed with respect to the underlying mutual fund in which the Money Market Fund invests; (c) the subadviser selection process and fee negotiation process whereby VIA seeks to achieve an appropriate and competitive level of fee and fee structure, and VIA’s on-going monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure; (d) the process by which VIA evaluates and monitors the subadvisers, including with respect to portfolio security brokerage and trading practices; (e) VIA’s process for identifying instances where there may be a need to replace a subadviser, reallocate assets or both and to efficiently and economically effect such changes; (f) the cash management services provided to the Sub-Advised Funds; and (g) the nature of the non-investment advisory services provided to the Funds, such as the supervision of the Funds’ other third-party service providers by VIA or its affiliates.

The Board also considered the nature, extent and quality of the services provided to the Funds by VIA’s affiliates, including transfer agency and distribution services. The Board took into account the extensive shareholder services provided by VTA in order to satisfy the needs of the Funds’ shareholders.

In addition, the Directors considered information and statements made by representatives of VIA regarding the overall financial strength of VIA and its affiliates and the resources and staffing in place with respect to the services provided to the Funds.

With respect to the nature, extent and quality of the investment advisory services provided by each subadviser to the Sub-Advised Funds, the Directors considered each subadviser’s investment management process in managing the assets allocated to it, including the experience and capability of the subadviser’s management and other personnel responsible for the portfolio management of the applicable Fund and compliance with the Fund’s investment policies and restrictions. In addition, the Directors considered information with respect to the change in assets under management of each subadviser over the course of the year; the percentage of assets the applicable Fund represents of the assets under management of each subadviser; and the resources and staffing in place with regard to the services provided to the Funds

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Additional Information (Unaudited)—(Continued)

by each subadviser. The Directors also considered the favorable assessment provided by VIA as to the nature and quality of the services provided by each subadviser to the Sub-Advised Funds and the resources and staffing in place at each subadviser with respect to the Sub-Advised Funds.

Based on the totality of the information considered, the Directors concluded that the Funds were likely to benefit from the nature, extent and quality of VIA’s and the subadvisers’ services, as applicable, as well as the services of VIA’s affiliates, and that VIA and its affiliates as well as the subadvisers have the ability to continue to provide these services based on their respective experience, operations and current resources.1

Investment Performance

The Board placed emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Investment Committee meetings, as applicable, particular attention was given to the performance reports provided specifically in connection with the January Meeting. In particular, the Directors reviewed the performance of each Fund over a five-year period ending June 30, 2009, or shorter period, as applicable, relative to its stated investment objective, benchmark and Lipper peer group. The Directors also considered updated performance information for each Fund relative to its benchmark and, with respect to applicable Funds, its Morningstar, Inc. (“Morningstar”) peer category (“Morningstar peer group”), through December 31, 2009.

In reviewing the performance of the Funds over the five-year period ended June 30, 2009, the Directors considered that the performance of each of the following Funds was in one of the first three quintiles of its Lipper peer group for all of the periods reviewed: Money Market Fund; Low Duration Bond Fund; Growth & Income Fund; Select Value Fund; Aggressive Opportunities Fund; International Fund; Diversifying Strategies Fund; 500 Stock Index Fund; Model Portfolio Savings Oriented Fund; Model Portfolio Conservative Growth Fund; Model Portfolio Traditional Growth Fund; Model Portfolio Long-Term Growth Fund; Model Portfolio All-Equity Growth Fund; and each of the Milestone Funds. In addition, the Directors considered that the performance of each of the following Funds was in one of the first three quintiles of its Lipper peer group for all but one of the periods reviewed: Inflation Protected Securities Fund; Discovery Fund; Broad Market Index Fund (Class II); Mid/Small Company Index Fund; and Overseas Equity Index Fund.

With respect to the performance of the Asset Allocation Fund, the Directors considered VIA’s assessment that, as compared to the Asset Allocation Fund’s Lipper peer group and Morningstar peer group, the Fund has had an overweight to equities periodically throughout the periods reviewed, especially during the recent economic downturn, and this overweight to equities was the main contributor to the Fund’s relative performance versus its Lipper peer group and Morningstar peer group since 2008. The Directors considered that the Asset Allocation Fund’s performance was above the median of its Morningstar peer group, the Moderate Allocation Fund peer category, in three out of the four calendar years prior to 2008, and noted that VIA considers the Morningstar peer group to be a more relevant peer group comparison than the Lipper peer group when taking into account the Fund’s investment strategy. The Directors also considered VIA’s assessment that the Asset Allocation Fund is reasonably positioned to outperform its benchmark and keep pace with its Morningstar peer group in the current market environment. The Directors further considered that VIA agreed to conduct a strategic review and evaluation, and make recommendations to the Board, with respect to the Fund in the upcoming year.

With respect to the performance of the Equity Income Fund relative to its Lipper peer group, the Board considered VIA’s assessment that its Lipper peer group was comprised of funds that have a higher income focus and a lower capitalization range than the Equity Income Fund, which affected the Fund’s performance compared to its Lipper peer group. The Board considered that the Equity Income Fund’s performance was above the median of its Morningstar peer group, the Morningstar Large Value Fund peer category, which VIA considers a more relevant peer group comparison than the Lipper peer group in light of the strategy of the Equity Income Fund, in three of the five most recent calendar years, and that the Fund outperformed its benchmark during the year ended December 31, 2009.

With regard to the performance of the Growth Fund relative to its Lipper peer group, the Board noted that two of the Growth Fund’s subadvisers had been replaced and the allocation of assets to another subadviser had been increased

1  With respect to the Directors’ consideration of the Subadvisory Agreement with T. Rowe Price for the Aggressive Opportunities Fund, the Directors acknowledged at the time that VIA was expected to make a recommendation to the Board at the March 2010 Board meeting to terminate the Subadvisory Agreement in light of certain portfolio management changes that were to take place in the first quarter of 2010.

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Additional Information (Unaudited)—(Continued)

in September 2008 in order to improve performance. The Directors also considered VIA’s assessment that the Growth Fund’s portfolio included higher quality stocks than the funds in its Lipper peer group since the subadviser changes in 2008, which should provide a favorable risk and reward ratio over the long-term, but hindered the Fund’s relative performance versus its Lipper peer group since 2008. The Directors considered that VIA agreed to conduct a strategic review and evaluation, and make recommendations to the Board, with respect to the Fund in the upcoming year.

With regard to the performance of the Core Bond Index Fund relative to its Lipper peer group, the Directors considered that the Class II performance of the Fund was in the third quintile of its Lipper peer group for the one- and four-year periods ended June 30, 2009. The Directors also took into consideration VIA’s explanation that the Fund performed as expected relative to its benchmark when taking into account the fees and expenses of the Fund.

With regard to the performance of the Broad Market Index Fund (Class I) relative to its Lipper peer group, the Directors considered that the Class I performance of the Fund was in the third quintile of its Lipper peer group for the two-, three- and four-year periods ended June 30, 2009. The Directors also took into consideration VIA’s explanation that the Fund performed as expected relative to its benchmark when taking into account the fees and expenses of the Fund.

For the Sub-Advised Funds, the Directors also considered VIA’s conclusions, and the reasons supporting VIA’s conclusions, that the performance record of each subadviser with respect to the assets of the Fund it manages supports approval of its Subadvisory Agreement for an additional one-year period.1

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board considered the fees payable under each Advisory Agreement and under each Subadvisory Agreement for the Sub-Advised Funds. The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels based on the Fund’s total net assets as of June 30, 2009) and actual management fee rate (which included the effect of any fee waivers) as a percentage of total assets—these fee rates include advisory, subadvisory and administrative service fees—to other funds in its Lipper expense group. Based on the data provided on management fee rates, on a Fund-by-Fund basis, the Board noted that: (i) each Fund’s contractual management fee rate at a common asset level, was lower than the median of its Lipper expense group; and (ii) the actual management fee rate of each Fund was lower than the median of its Lipper expense group, except for the Inflation Protected Securities Fund, Select Value Fund, 500 Stock Index Fund, Broad Market Index Fund (Class I), Mid/Small Company Index Fund (Class I), each of the Model Portfolio Funds and each of the Milestone Funds. With respect to these Funds, the Board considered that each Fund’s actual total expense ratio was lower than the median of its Lipper expense group, except for the 500 Stock Index Fund (Class I).

The Board also reviewed the information compiled by Lipper comparing each Fund’s total expense ratio to other funds in its Lipper expense group. Based on this comparative expense data, the Board noted that the actual total expense ratio for each Fund, other than the 500 Stock Index Fund (Class I), was lower than the median of its Lipper expense group. The Directors noted that the total expense ratio of the 500 Stock Index Fund (Class I) was in the third quintile of its Lipper expense group and was less than one basis point higher than the median of its Lipper expense group.

The Board also reviewed and considered information about the fee rates charged to other accounts for which VIA’s affiliate provides management and/or investment advisory services, and for which, in some cases, these services are provided in conjunction with administrative services, and took into consideration the differences in services performed for such other accounts as compared to such fee rates.

With regard to the Sub-Advised Funds, the Directors also considered VIA’s assessment, which was based in part on information provided by the subadvisers, that each subadvisory fee reflects the lowest available fee schedule from the respective subadviser for “like accounts.” For this purpose, the term “like accounts” was used by VIA generally to describe other accounts of similar size (including any other registered and unregistered investment companies) managed by a subadviser that have the same investment objective as, and other characteristics similar to, the portfolio being managed for a Fund by the subadviser.

1  With respect to the Directors’ consideration of the Subadvisory Agreement with T. Rowe Price for the Aggressive Opportunities Fund, the Directors acknowledged at the time that VIA was expected to make a recommendation to the Board at the March 2010 Board meeting to terminate the Subadvisory Agreement in light of certain portfolio management changes that were to take place in the first quarter of 2010.

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Additional Information (Unaudited)—(Continued)

For each Sub-Advised Fund, the Directors also considered VIA’s conclusion that the compensation payable to each subadviser under its respective Subadvisory Agreement is fair and reasonable in light of the nature and quality of the services to be provided to the Fund and each subadviser’s ability to fulfill its contractual obligations.

The foregoing comparisons assisted the Directors in determining to approve each Advisory Agreement and Subadvisory Agreement by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis.

Profitability. The Board reviewed the materials it received from VIA regarding its revenues and expenses in connection with the services provided to each Fund and the Funds as a whole. The Directors considered information regarding VTA’s revenues and expenses relating to the services it provides to each Fund and the Funds as a whole. The materials provided in this regard showed, and the Directors acknowledged, that VIA and VTA experienced positive net margins with respect to certain Funds and did not experience positive net margins with respect to other Funds. The Directors also considered the overall net margin levels of VIA and VTA. With respect to the Sub-Advised Funds, the Directors reviewed the subadviser profitability information to the extent available, and took into account VIA’s on-going monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, as well as VIA’s assessment that the subadvisory fee rate charged by each subadviser reflects the lowest available fee schedule from the subadviser for like accounts.

Economies of Scale. With respect to whether economies of scale are realized by VIA as a Fund’s assets increase and whether management fee levels reflect these economies of scale for the benefit of Fund investors, the Board considered, on a Fund-by-Fund basis, the current level of management fee charged and fee structure and concluded that VIA’s fee structure with respect to each Fund was appropriate at this time.

With regard to each Sub-Advised Fund, the Directors considered that the fee schedule relating to each Subadvisory Agreement (except for the Subadvisory Agreements with PIMCO (Inflation Protected Securities Fund), Legg Mason (Growth Fund and Aggressive Opportunities Fund), Artisan (International Fund), GlobeFlex (International Fund), Analytic (Diversifying Strategies Fund) and Mellon (Diversifying Strategies Fund)) currently includes breakpoints and these Sub-Advised Funds and their shareholders will benefit from reduced subadvisory fee rates as the assets managed by the relevant subadviser increase, and that this represents a recognition that economies are being passed on by the subadviser to the Fund’s shareholders. The Directors also considered that each Subadvisory Agreement was the product of arm’s-length negotiations. The Directors further considered the appropriateness of each subadvisory fee structure in light of VIA’s assessment that each subadvisory fee reflects the lowest available fee schedule from the respective subadviser for like accounts.

“Fall Out” or Ancillary Benefits. The Board considered whether there were any “fall-out” or ancillary benefits that may accrue to VIA and its affiliates and the subadvisers as a result of their relationships with the Funds. With respect to VIA, the Directors noted that, based on the information provided, VIA did not consider there to be any significant benefits in this regard, other than VIA’s personnel indirectly benefiting from increased exposure to the research, insight and resources of the subadvisers. With regard to the subadvisers, the Board considered that certain subadvisers may experience benefits due to their relationships with the Funds, which include reputational and marketing benefits, and may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Directors noted that the subadvisers are required to select brokers that meet the Funds’ requirements for seeking best execution, and that VIA monitors and evaluates the subadvisers’ trade execution with respect to the Funds’ brokerage transactions on a regular basis and provides reports to the Board in this regard. The Board concluded that the benefits accruing to the subadvisers by virtue of their relationships to the Funds appeared to be reasonable.

After evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by VIA and each subadviser, the Board concluded that the level of fees to be paid to VIA with respect to each Fund, and each subadviser with respect to the Sub-Advised Funds, is reasonable.

In summary, based on the various considerations discussed above, the Board determined that approval of the Advisory Agreement with respect to each Fund and the Subadvisory Agreement with respect to each Sub-Advised Fund was in the best interests of the applicable Fund. As a result, the Board, including a majority of the Independent Directors, approved each Advisory Agreement and Subadvisory Agreement.

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Additional Information (Unaudited)—(Continued)

Vantagepoint Aggressive Opportunities Fund

At a meeting held on March 26, 2010 (“March Meeting”), the Board, including a majority of the Independent Directors, approved an initial Investment Subadvisory Agreement (“New Subadvisory Agreement”) among the Company, VIA and Wellington, relating to the Aggressive Opportunities Fund. Also at the March Meeting, VIA recommended and the Board approved: (i) the termination of T. Rowe Price as subadviser to the Aggressive Opportunities Fund; and (ii) an increase in the allocation of the Aggressive Opportunities Fund’s assets to one of the Fund’s existing subadvisers, Legg Mason. Before approving the appointment of Wellington as a subadviser to the Aggressive Opportunities Fund, the Board of the Company considered the recommendations of, and supporting analyses and data presented by, VIA.

With respect to the Board’s consideration of the New Subadvisory Agreement with Wellington, the Directors received written information in advance of the March Meeting from VIA, which included: (1) the process by which VIA selected and recommended for Board approval Wellington as a subadviser to the Aggressive Opportunities Fund; (2) the nature, extent and quality of the services that Wellington would provide to the Aggressive Opportunities Fund; (3) Wellington’s experience, investment management business, personnel and operations; (4) Wellington’s brokerage and trading policies and practices; (5) the level of the subadvisory fee to be charged to the Aggressive Opportunities Fund by Wellington and a comparison of that fee to the: (a) fees charged by Wellington to manage other select mid-cap growth accounts; and (b) fees charged by a group of U.S. separate account investment managers utilizing an active mid-cap growth equity style; (6) Wellington’s compliance program; (7) Wellington’s performance returns utilizing a select mid-cap growth mandate, and such performance compared to a relevant benchmark and peer group; (8) the Aggressive Opportunities Fund’s expected overall investment advisory fee and projected total expense ratio, taking into account the change in subadviser and the increase in the allocation of the Aggressive Opportunities Fund’s assets to Legg Mason, compared to a group of mid-cap growth funds; and (9) Wellington’s financial condition.

In considering the information and materials described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.

In determining whether to approve the New Subadvisory Agreement, the Directors considered the information received in advance of the March Meeting, the presentations made by, and discussions held with, representatives of Wellington, VIA’s personnel and the Company’s Chief Compliance Officer prior to the March Meeting and at the March Meeting, as applicable, as well as a variety of factors. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decision to approve the New Subadvisory Agreement.

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of the services expected to be provided by Wellington under the New Subadvisory Agreement, the Directors considered the specific investment process to be employed by Wellington in managing the assets of the Aggressive Opportunities Fund to be allocated to it; the qualifications of Wellington’s investment management personnel with regard to implementing a select mid-cap growth mandate; Wellington’s performance record as compared to a relevant benchmark and peer group; Wellington’s infrastructure and whether it appeared to adequately support a select mid-cap growth strategy; and VIA’s review process and favorable assessment as to the nature, quality and extent of the subadvisory services expected to be provided by Wellington to the Aggressive Opportunities Fund. The Directors acknowledged that Wellington has experienced portfolio management personnel; and appeared to have adequate infrastructure and support staff to seek to achieve favorable results implementing a select mid-cap growth mandate for the Aggressive Opportunities Fund. The Directors concluded that the nature, extent and quality of the subadvisory services expected to be provided by Wellington were appropriate for the Aggressive Opportunities Fund in light of its investment strategy and, thus, supported a decision to approve the New Subadvisory Agreement.

Investment Performance

The Directors evaluated Wellington’s historical investment performance record in managing its clients’ assets utilizing a select mid-cap growth mandate and considered the performance record versus a relevant benchmark and peer group (based on information provided by an independent third-party source). The Directors concluded that Wellington’s overall historical investment performance record supported approval of the New Subadvisory Agreement with Wellington.

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Additional Information (Unaudited)—(Continued)

Subadvisory Fee, Expense Ratio Impact and Economies of Scale

In evaluating the proposed subadvisory fee, the Directors reviewed Wellington’s subadvisory fee schedule. The Directors considered comparisons of the subadvisory fee to be charged by Wellington to the Aggressive Opportunities Fund with its fee schedule for managing other accounts with an investment mandate similar to the mandate Wellington is to employ on behalf of the Aggressive Opportunities Fund. The Directors also considered that, according to the information provided by VIA, the proposed fee schedule for Wellington reflected the lowest fee rate currently charged by Wellington to other accounts of similar size for which it provides advisory services utilizing a similar mandate, and is lower than its standard fee schedule for managing accounts with a similar mandate. Additionally, the nature of the subadvisory services Wellington is to provide to the Aggressive Opportunities Fund appeared to be comparable to those Wellington currently provides to its other subadvisory clients.

The Directors reviewed information provided by VIA (which was based on an independent third-party source) on the fees charged to accounts with assets comparable to the amount of assets to be allocated initially to Wellington to a group of U.S. separate account investment managers that employ a similar investment style to the investment style Wellington is to employ for the Aggressive Opportunities Fund. According to the information provided, the effective fee rate to be paid by the Aggressive Opportunities Fund to Wellington at the proposed initial asset allocation level for Wellington would be below the median fee charged by such managers.

The Directors also considered information from VIA showing that there would be no increase in the overall subadvisory fees and, therefore, no increase in the total expense ratio of the Aggressive Opportunities Fund as a result of the changes in subadviser arrangements. Referring to data provided by VIA and compiled by Morningstar, the Directors also noted that the expected total investment advisory fee for the Aggressive Opportunities Fund, taking into account the proposed subadviser change and the increase in the allocation of the Fund’s assets to Legg Mason, was lower than the average and median investment advisory fee of a group of mutual funds in Morningstar’s mid-cap growth funds category. The Directors also considered information provided by VIA and compiled by Morningstar on the total expense ratios of a group of mutual funds in Morningstar’s mid-cap growth funds category, which showed that, if Wellington served as a subadviser to the Aggressive Opportunities Fund at the proposed subadvisory fee rate and initial asset allocation level, along with the Aggressive Opportunities Fund’s three other existing subadvisers at their current subadvisory fee rates and based on their current asset allocation levels with respect to TimesSquare and Southeastern, and the proposed asset allocation level with respect to Legg Mason, the Fund’s expected total expense ratio would be below the average and median expense ratios of such funds.

The foregoing comparisons assisted the Directors in considering the New Subadvisory Agreement by providing them with a basis for evaluating Wellington’s fee, including in light of the Aggressive Opportunities Fund’s expected overall investment advisory fee and total expense ratio, on a relative basis. Based on this information, the Directors concluded that Wellington’s subadvisory fee appeared to be within a reasonable range for the services to be provided.

The Directors also reviewed the information provided by Wellington regarding the estimated profits to be realized from its relationship with the Aggressive Opportunities Fund. In reviewing the extent to which economies of scale may be realized by Wellington as the assets of the Aggressive Opportunities Fund to be managed by it grow, and whether the proposed fee levels reflect these economies, the Directors considered that Wellington’s proposed fee schedule included breakpoints, which indicates that the proposed subadvisory fee rate is intended to capture certain anticipated economies of scale for the benefit of the Aggressive Opportunities Fund’s shareholders in connection with the services to be provided. The Directors concluded that the proposed fee schedule with respect to Wellington was appropriate at this time.

Other Considerations

The Directors considered VIA’s judgment that the addition of Wellington as a subadviser to the Aggressive Opportunities Fund would add value by complementing the investment approach of the Aggressive Opportunities Fund’s current subadvisers, Legg Mason, Southeastern and TimesSquare. In this regard, the Directors considered VIA’s belief that the addition of Wellington as a subadviser, along with VIA’s recommendation to terminate T. Rowe Price and to increase the amount of the Aggressive Opportunities Fund’s assets currently allocated to Legg Mason, should serve to enhance the Aggressive Opportunities Fund’s risk/return attributes.

The Directors considered the selection and due diligence process employed by VIA in deciding to recommend Wellington as a subadviser to the Aggressive Opportunities Fund and also considered VIA’s conclusion that the fee to

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Additional Information (Unaudited)—(Continued)

be paid to Wellington for its services to the Fund is reasonable and appropriate in light of the nature and quality of services to be provided by Wellington and the reasons supporting that conclusion. The Directors also considered information from VIA concerning its strategy to efficiently implement the subadviser transition. The Directors concluded that VIA’s recommendations and conclusions supported approval of the New Subadvisory Agreement.

The Directors also considered the potential “fall-out” or ancillary benefits that may accrue to Wellington due to its relationship with the Aggressive Opportunities Fund. The Directors considered that Wellington may direct the Aggressive Opportunities Fund’s brokerage transactions to certain brokers to obtain research and other services. However, the Directors noted that all subadvisers are required to select brokers who meet the Aggressive Opportunities Fund’s requirements for seeking best execution, and that VIA monitors and evaluates the subadvisers’ trade execution with respect to Aggressive Opportunities Fund brokerage transactions on a regular basis and provides reports to the Board in this regard. In addition, Wellington indicated that it may receive reputational benefits from its relationship with the Fund. The Directors concluded that the potential benefits that may accrue to Wellington by virtue of its relationship with the Aggressive Opportunities Fund appeared to be reasonable.

Conclusion

After full consideration of the foregoing factors, with no single factor identified as being of paramount importance, the Directors, including a majority of the Independent Directors, concluded that the initial approval of the New Subadvisory Agreement was in the best interests of the Aggressive Opportunities Fund and its shareholders, and approved the New Subadvisory Agreement with, and the fee to be paid to, Wellington.

Vantagepoint International Fund

At the March Meeting, the Board, including a majority of the Independent Directors, approved an amended fee schedule to the existing Investment Subadvisory Agreement with Artisan for the International Fund. The fee schedule for the International Fund was amended to incorporate a breakpoint of 0.60% of the International Fund’s average daily net asset assets when the assets managed by Artisan are above $100 million, effective as of April 1, 2010. In approving the amended fee schedule with Artisan, the Board took into consideration that Artisan represented that the nature and quality of services Artisan provides to the International Fund would not be affected by the change in fee.

C.	Directors and Officers Remuneration

Aggregate compensation that was paid to the directors during the six months ended June 30, 2010 totaled $44,345. Executive officers do not receive any compensation from The Vantagepoint Funds. However, the Board of Directors of The Vantagepoint Funds has agreed to reimburse ICMA-RC for certain costs associated with the Chief Compliance Officer Function. The amount reimbursed during the six months ended June 30, 2010 totaled $108,642. The Statement of Additional Information includes additional information about The Vantagepoint Funds’ Board of Directors and is available, without charge, upon request, by calling 800-669-7400.

D.	Householding

Only one copy of this Semi-Annual Report may be mailed to households, even if more than one person in a household is a shareholder of record, unless The Vantagepoint Funds have received instructions to the contrary. If you need additional copies of this Semi-Annual Report, please contact The Vantagepoint Funds toll free at 800-669-7400 or in writing at 777 North Capitol Street, NE, Suite 600, Washington, D.C. 20002. If you do not want this mailing of this Semi-Annual Report to be combined with those for other members of your household, contact The Vantagepoint Funds in writing at 777 North Capitol Street, NE, Suite 600, Washington, D.C. 20002 or toll free at 800-669-7400.

E.	Other Available Information

A description of the Company’s proxy voting policies and procedures and the proxy voting record for the 12-month period ended June 30, 2010 are available without charge, upon request by calling 800-669-7400, on the Company’s website at www.icmarc.org, or by accessing the Securities and Exchange Commission’s website at www.sec.gov.

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; the Company’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be

VANTAGEPOINT FUNDS
Additional Information (Unaudited)—(Continued)

reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Wilshire®, the Wilshire IndexesSM , Wilshire 5000 Total Market IndexSM , and Wilshire 4500 Completion IndexSM are service marks of Wilshire Associates Incorporated (“Wilshire”) and have been licensed for use by The Vantagepoint Funds (the “Funds”), on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, respectively. All content of the Wilshire IndexesSM and the aforementioned indexes is ©2010 Wilshire Associates Incorporated, all rights reserved. The Funds are not sponsored, endorsed, sold or promoted by Wilshire, and Wilshire makes to representations or warranties with respect to the Funds. Wilshire has no relationship with The Vantagepoint Funds, other than the licensing of the aforementioned indexes and its service marks for use in connection with these two Funds. Wilshire does not:

•	Sponsor, endorse, sell or promote the Funds.

•	Recommend that any person invest in the Funds or any other securities.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds.

•	Have any responsibility or liability for the administration, management or marketing of the Funds.

•	Consider the needs of the Funds or their shareholders in determining, composing or calculating the above indexes or have any obligation to do so.

Wilshire shall have no liability in connection with the Funds. Specifically, Wilshire makes no representation or warranty, express or implied, regarding:

•	The results to be obtained by the Funds, their shareholders or any other person in connection with the use of the above indexes and the data included in those indexes;

•	The accuracy or completeness of these indexes and any related data; or

•	The merchantability or the fitness for a particular purpose or use of these indexes and/or its related data.

Wilshire shall not have any liability for any errors, omissions or interruptions in the above indexes or related data. Under no circumstances will Wilshire be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Wilshire knows that they might occur. The licensing agreement between The Vantagepoint Funds, on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, and Wilshire is solely for the Funds’ benefit and not for the benefit of Fund shareholders or any other third parties.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Vantagepoint Funds for the Vantagepoint 500 Stock Index Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., and makes no representation regarding the advisability of investing in the Fund.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint
Money Market Fund

	Shares	Value
MUTUAL FUND—99.7%
Short-Term Investments Trust Liquid Assets Portfolio (Cost $356,605,414)	356,605,414	$356,605,414
TOTAL INVESTMENTS—99.7%
(Cost $356,605,414)		356,605,414
Other assets less liabilities—0.3%		1,139,090
NET ASSETS—100.0%		$357,744,504

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—58.1%
Aerospace & Defense—0.5%
Boeing Co. (The)
1.875%	11/20/2012		$1,280,000	$1,296,659
L-3 Communications Corp.
5.875%	01/15/2015		710,000	704,675
				2,001,334
Beverages—1.5%
Anheuser-Busch InBev Worldwide, Inc.
2.500%	03/26/2013	ˆ	4,585,000	4,642,400
Bottling Group LLC
6.950%	03/15/2014		975,000	1,151,641
Dr. Pepper Snapple Group, Inc.
1.700%	12/21/2011		1,060,000	1,066,279
				6,860,320
Capital Markets—0.5%
Macquarie Bank Ltd. (Australia)
2.600%	01/20/2012	ˆ	1,230,000	1,257,200
TD Ameritrade Holding Corp.
4.150%	12/01/2014		1,140,000	1,184,253
				2,441,453
Chemicals—1.7%
Airgas, Inc.
2.850%	10/01/2013		460,000	464,215
Dow Chemical Co. (The)
7.600%	05/15/2014		4,385,000	5,068,376
4.850%	08/15/2012		1,300,000	1,372,002
Praxair, Inc.
1.750%	11/15/2012		570,000	577,866
				7,482,459
Commercial Banks—12.6%
Banco do Brasil SA (Brazil)
4.500%	01/22/2015	ˆ	1,180,000	1,197,700
Bank of Nova Scotia (Canada)
2.250%	01/22/2013		950,000	963,833
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015		5,330,000	5,388,230
2.700%	03/05/2012	ˆ	1,000,000	1,025,536
BB&T Corp. MTN
3.850%	07/27/2012		4,818,000	5,025,164
BB&T Corp., Series A MTN
3.375%	09/25/2013		700,000	722,495
Capital One Financial Corp.
7.375%	05/23/2014		4,130,000	4,726,513
Commonwealth Bank of Australia (Australia)
2.400%	01/12/2012	ˆ	1,404,000	1,431,462
ING Bank NV (Netherlands)
2.625%	02/09/2012	ˆ	1,700,000	1,734,100
M&T Bank Corp.
5.375%	05/24/2012		5,000,000	5,320,700
National Australia Bank Ltd. (Australia)
2.550%	01/13/2012	ˆ	1,665,000	1,697,576
Regions Financial Corp.
7.750%	11/10/2014		3,000,000	3,167,721
Royal Bank of Scotland plc (The) (United Kingdom)
4.875%	03/16/2015		4,200,000	4,183,175
Santander US Debt SA Unipersonal (Spain)
2.485%	01/18/2013	ˆ	5,200,000	5,040,828
Standard Chartered plc (United Kingdom)
3.850%	04/27/2015	ˆ	4,890,000	4,939,027
Swedbank AB (Sweden)
2.800%	02/10/2012	ˆ	900,000	923,448
Toronto-Dominion Bank (The) MTN (Canada)
1.513%	09/10/2010	#	EUR 750,000	918,227
US Bancorp
4.200%	05/15/2014		1,300,000	1,391,839
Wachovia Corp., Series G MTN
5.500%	05/01/2013		1,500,000	1,629,078
Wells Fargo & Co.
5.300%	08/26/2011		1,240,000	1,288,294
Wells Fargo & Co., Series I MTN
3.750%	10/01/2014		660,000	676,387
Westpac Banking Corp. (Australia)
2.250%	11/19/2012		1,600,000	1,614,531
0.845%	04/08/2013	#ˆ	1,000,000	992,682
				55,998,546
Commercial Services & Supplies—0.2%
Corrections Corp. of America
6.250%	03/15/2013		695,000	703,687
Communications Equipment—0.3%
Cisco Systems, Inc.
5.250%	02/22/2011		1,250,000	1,284,189
Computers & Peripherals—0.9%
Hewlett-Packard Co.
4.250%	02/24/2012		730,000	769,580
2.250%	05/27/2011		1,000,000	1,014,054
International Business Machines Corp.
2.100%	05/06/2013		2,170,000	2,212,881
				3,996,515
Consumer Finance—2.8%
American Express Credit Corp.
5.125%	08/25/2014		1,000,000	1,076,877
American Express Credit Corp., Series C
7.300%	08/20/2013		2,177,000	2,466,554
American Honda Finance Corp.
2.375%	03/18/2013	ˆ	470,000	476,847
Caterpillar Financial Services Corp. MTN
5.750%	02/15/2012		900,000	967,656
Ford Motor Credit Co. LLC
7.000%	10/01/2013		560,000	571,420
HSBC Finance Corp.
0.968%	06/01/2016	#	3,820,000	3,456,157
John Deere Capital Corp. MTN
2.950%	03/09/2015		1,210,000	1,243,760
John Deere Capital Corp., Series D MTN
1.004%	01/18/2011	#	1,170,000	1,174,997
PACCAR Financial Corp. MTN
0.798%	04/05/2013	#	840,000	839,541
				12,273,809
Diversified Consumer Services—0.1%
Yale University, Series B MTN
2.900%	10/15/2014		570,000	591,860
Diversified Financial Services—9.4%
American Express Travel Related Services Co., Inc.
5.250%	11/21/2011	ˆ	3,691,000	3,836,315
Bank of America Corp.
4.875%	09/15/2012		3,910,000	4,071,686
4.875%	01/15/2013		1,500,000	1,568,499

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Citigroup, Inc.
6.375%	08/12/2014		$1,000,000	$1,063,110
2.136%	05/15/2018	#	7,186,000	6,745,814
Equifax, Inc.
4.450%	12/01/2014		240,000	250,330
General Electric Capital Corp.
5.900%	05/13/2014		680,000	751,247
General Electric Capital Corp. MTN
1.153%	01/15/2013	#	1,000,000	989,565
General Electric Capital Corp., Series A MTN
0.797%	09/15/2014	#	6,500,000	6,139,588
General Electric Capital Corp., Series A
3.750%	11/14/2014		1,130,000	1,157,127
Hutchison Whampoa International 03/33 Ltd. (Cayman Islands)
5.450%	11/24/2010	ˆ	1,500,000	1,523,322
Irish Life & Permanent Group Holdings plc (Ireland)
3.600%	01/14/2013	ˆ	6,700,000	6,642,119
JPMorgan Chase & Co.
4.750%	05/01/2013		5,650,000	6,031,448
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		1,040,000	1,058,525
				41,828,695
Diversified Telecommunication Services—3.0%
AT&T, Inc.
4.850%	02/15/2014	†	600,000	657,694
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		400,000	448,825
3.750%	05/20/2011		2,250,000	2,305,013
Deutsche Telekom International Finance BV (Netherlands)
5.375%	03/23/2011		1,250,000	1,286,189
Frontier Communications Corp.
6.250%	01/15/2013		700,000	705,250
Telecom Italia Capital SA (Luxembourg)
5.250%	10/01/2015		1,986,000	2,006,644
Telefonica Emisiones SAU (Spain)
4.949%	01/15/2015		4,000,000	4,194,468
2.582%	04/26/2013		1,090,000	1,083,230
Windstream Corp.
8.125%	08/01/2013		655,000	680,381
				13,367,694
Electric Utilities—2.3%
Commonwealth Edison Co., Series 105
5.400%	12/15/2011		1,400,000	1,481,788
Consumers Energy Co., Series D
5.375%	04/15/2013		850,000	926,243
Duke Energy Carolinas LLC
6.250%	01/15/2012		1,165,000	1,255,555
Enel Finance International SA (Luxembourg)
3.875%	10/07/2014	ˆ	3,684,000	3,717,664
FPL Group Capital, Inc.
5.625%	09/01/2011		910,000	951,693
Midamerican Energy Holdings Co.
3.150%	07/15/2012		1,000,000	1,025,798
Pacific Gas & Electric Co.
4.200%	03/01/2011		1,000,000	1,020,639
				10,379,380
Electronic Equipment, Instruments & Components—0.1%
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012		640,000	647,799
Food & Staples Retailing—0.2%
Safeway, Inc.
5.800%	08/15/2012		1,000,000	1,086,908
Food Products—3.3%
Campbell Soup Co.
6.750%	02/15/2011		800,000	830,257
General Mills, Inc.
6.000%	02/15/2012		1,500,000	1,616,805
Kellogg Co.
5.125%	12/03/2012		1,000,000	1,086,852
Kraft Foods, Inc.
6.750%	02/19/2014		6,099,000	7,017,442
5.250%	10/01/2013		340,000	372,569
2.625%	05/08/2013		340,000	346,681
Unilever Capital Corp.
7.125%	11/01/2010		1,175,000	1,199,969
Wm. Wrigley Jr. Co.
3.700%	06/30/2014	ˆ	2,190,000	2,217,119
				14,687,694
Health Care Equipment & Supplies—0.4%
Covidien International Finance SA (Luxembourg)
1.875%	06/15/2013		880,000	886,089
Stryker Corp.
3.000%	01/15/2015		680,000	702,861
				1,588,950
Health Care Providers & Services—1.8%
Express Scripts, Inc.
5.250%	06/15/2012		1,100,000	1,175,706
UnitedHealth Group, Inc.
4.875%	02/15/2013		3,000,000	3,225,594
WellPoint, Inc.
6.800%	08/01/2012		3,290,000	3,612,108
				8,013,408
Hotels, Restaurants & Leisure—0.2%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625%	12/01/2014		740,000	745,550
Household Durables—0.4%
DR Horton, Inc.
5.375%	06/15/2012		710,000	724,200
Fortune Brands, Inc.
3.000%	06/01/2012		1,170,000	1,184,641
				1,908,841
Industrial Conglomerates—0.2%
3M Co., Series E MTN
4.500%	11/01/2011		1,000,000	1,048,040
Insurance—2.4%
Allstate Corp. (The)
6.200%	05/16/2014		800,000	908,270
Berkshire Hathaway Finance Corp.
4.000%	04/15/2012		700,000	736,620
Berkshire Hathaway, Inc.
0.858%	02/11/2013	#	1,500,000	1,503,814
Hartford Financial Services Group, Inc.
4.000%	03/30/2015		510,000	501,243

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Metropolitan Life Global Funding I
0.698%	07/13/2011	#ˆ	$2,100,000	$2,098,375
New York Life Global Funding
0.662%	06/16/2011	#ˆ	1,000,000	1,000,349
Prudential Financial, Inc.
6.200%	01/15/2015		1,423,000	1,567,611
Prudential Financial, Inc., Series D MTN
5.150%	01/15/2013		1,000,000	1,058,958
3.625%	09/17/2012		1,100,000	1,133,568
				10,508,808
Life Sciences Tools & Services—0.5%
Howard Hughes Medical Institute
3.450%	09/01/2014		1,100,000	1,166,172
Roche Holdings, Inc.
4.500%	03/01/2012	ˆ	853,000	898,591
				2,064,763
Machinery—1.4%
Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)
1.923%	08/13/2010	#	845,000	846,294
SPX Corp.
7.625%	12/15/2014		685,000	707,262
Tyco International Finance SA (Luxembourg)
6.000%	11/15/2013		4,000,000	4,480,652
				6,034,208
Media—2.5%
Comcast Corp.
5.450%	11/15/2010		2,250,000	2,287,366
COX Communications, Inc.
7.750%	11/01/2010		1,000,000	1,020,395
COX Enterprises, Inc.
7.875%	09/15/2010	ˆ	820,000	830,180
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014		1,060,000	1,123,695
DISH DBS Corp.
6.375%	10/01/2011		680,000	703,800
NBC Universal, Inc.
3.650%	04/30/2015	ˆ	850,000	870,166
Time Warner Cable, Inc.
6.200%	07/01/2013		3,000,000	3,357,630
Viacom, Inc.
4.375%	09/15/2014		700,000	744,720
				10,937,952
Metals & Mining—2.8%
Alcoa, Inc.
6.000%	07/15/2013		5,525,000	5,822,864
Rio Tinto Finance USA Ltd. (Australia)
5.875%	07/15/2013		5,474,000	6,001,781
Steel Dynamics, Inc.
7.375%	11/01/2012		685,000	712,400
				12,537,045
Oil, Gas & Consumable Fuels—1.6%
Chevron Corp.
3.450%	03/03/2012		900,000	938,381
ConocoPhillips
4.750%	02/01/2014		600,000	660,403
4.600%	01/15/2015		455,000	497,575
Kinder Morgan, Inc.
6.500%	09/01/2012		515,000	534,313
Rockies Express Pipeline LLC
3.900%	04/15/2015	ˆ	680,000	657,902
Shell International Finance BV (Netherlands)
5.625%	06/27/2011		900,000	943,418
1.875%	03/25/2013		620,000	625,621
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015		550,000	571,151
Valero Energy Corp.
6.875%	04/15/2012		550,000	592,393
XTO Energy, Inc.
7.500%	04/15/2012		990,000	1,102,778
				7,123,935
Pharmaceuticals—1.3%
Abbott Laboratories
5.600%	05/15/2011		1,150,000	1,197,938
Merck & Co., Inc.
1.875%	06/30/2011		1,000,000	1,009,681
Novartis Capital Corp.
4.125%	02/10/2014		310,000	334,749
1.900%	04/24/2013		860,000	873,590
Pfizer, Inc.
3.625%	06/03/2013		EUR 200,000	256,907
Teva Pharmaceutical Finance III LLC
1.500%	06/15/2012		1,230,000	1,235,264
Wyeth
6.950%	03/15/2011		1,000,000	1,041,973
				5,950,102
Real Estate Investment Trusts (REITs)—0.3%
Simon Property Group LP
4.200%	02/01/2015		210,000	216,019
Vornado Realty LP
4.250%	04/01/2015		1,080,000	1,074,782
				1,290,801
Road & Rail—0.2%
Union Pacific Corp.
6.650%	01/15/2011		200,000	205,587
6.125%	01/15/2012		545,000	585,527
				791,114
Software—0.5%
Microsoft Corp.
2.950%	06/01/2014		1,400,000	1,466,269
Oracle Corp.
5.000%	01/15/2011		750,000	765,817
				2,232,086
Specialty Retail—0.1%
GameStop Corp./GameStop, Inc.
8.000%	10/01/2012		325,000	335,562
Tobacco—1.9%
Altria Group, Inc.
8.500%	11/10/2013		5,319,000	6,213,725
Philip Morris International, Inc.
6.875%	03/17/2014		2,120,000	2,454,788
				8,668,513
Wireless Telecommunication Services—0.2%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015	ˆ	300,000	309,106

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Sprint Capital Corp.
8.375%	03/15/2012		$680,000	$716,550
				1,025,656
TOTAL CORPORATE OBLIGATIONS
(Cost $251,016,328)				258,437,676

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—1.4%
U.S. Government Agency Mortgage-Backed Securities—1.4%
Federal Home Loan Mortgage Corp.
6.000%	11/01/2022		941,088	1,025,602
Federal National Mortgage Association
3.185%	09/01/2034	#	252,666	258,053
3.152%	09/01/2034	#	304,660	311,279
3.010%	10/01/2034	#	2,529,160	2,606,036
2.786%	10/01/2034	#	436,613	447,724
Government National Mortgage Association
4.500%	08/20/2035		1,741,349	1,808,557
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $6,303,233)				6,457,251

U.S. TREASURY OBLIGATIONS—6.7%
U.S. Treasury Bills—3.0%
U.S. Treasury Bill
0.422%	04/07/2011	†	5,740,000	5,730,087
0.316%	10/21/2010	‡‡	1,000,000	999,533
0.201%	09/23/2010		6,400,000	6,397,760
				13,127,380
U.S. Treasury Notes—3.7%
U.S. Treasury Note
2.500%	04/30/2015		2,048,000	2,121,120
1.750%	04/15/2013		1,600,000	1,636,618
1.375%	05/15/2013		4,100,000	4,150,618
1.125%	06/15/2013		2,000,000	2,008,272
1.000%	04/30/2012		4,060,000	4,091,083
0.625%	06/30/2012		2,500,000	2,500,590
				16,508,301
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $29,510,310)				29,635,681

GOVERNMENT RELATED OBLIGATIONS—12.8%
U.S. Government Agencies—5.4%
FDIC Structured Sale Guaranteed Notes
3.250%	04/25/2038	ˆ	1,886,874	1,918,129
Federal Farm Credit Bank
1.875%	12/07/2012		1,200,000	1,226,532
Federal Farm Credit Bank
1.375%	06/25/2013		3,330,000	3,351,106
Federal Home Loan Bank
1.625%	01/21/2011		3,100,000	3,123,154
Federal Home Loan Mortgage Corp.
1.125%	07/27/2012	†	6,500,000	6,549,302
Federal National Mortgage Association
1.375%	04/28/2011		4,000,000	4,032,632
0.000%	04/26/2011		4,000,000	3,988,372
				24,189,227
U.S. Government Agencies—U.S. Government Guaranteed Bank Debt—1.0%
General Electric Capital Corp., Series G MTN
1.800%	03/11/2011		3,300,000	3,332,512
Western Corporate Federal Credit Union
1.750%	11/02/2012		980,000	996,897
				4,329,409
Non-U.S. Government Agencies—1.2%
Export Development Canada (Canada)
3.750%	07/15/2011		1,365,000	1,406,121
2.250%	05/28/2015		520,000	526,514
Kreditanstalt fuer Wiederaufbau (Germany)
3.750%	06/27/2011		1,150,000	1,183,188
Societe Financement de l’Economie Francaise (France)
2.125%	01/30/2012	ˆ	2,300,000	2,335,215
				5,451,038
Sovereign Debt—1.8%
Brazilian Government International Bond (Brazil)
10.250%	06/17/2013		400,000	489,000
Colombia Government International Bond (Colombia)
10.000%	01/23/2012		500,000	562,000
Indonesia Government International Bond, Reg S (Indonesia)
10.375%	05/04/2014		900,000	1,111,500
Malaysia Government International Bond (Malaysia)
7.500%	07/15/2011		980,000	1,039,363
Mexico Government International Bond, Series A MTN (Mexico)
6.375%	01/16/2013		1,160,000	1,277,740
Panama Government International Bond (Panama)
9.375%	07/23/2012		500,000	580,000
Qatar Government International Bond (Qatar)
4.000%	01/20/2015	ˆ	500,000	516,250
Republic of Chile (Chile)
5.500%	01/15/2013		1,000,000	1,096,600
Republic of South Africa (South Africa)
7.375%	04/25/2012		1,000,000	1,095,600
				7,768,053
Supranational—0.7%
European Investment Bank MTN
4.750%	04/15/2011		EUR 2,300,000	2,901,471
U.S. Municipal Bonds—1.1%
California General Obligation Bonds, Series 2009 (California)
5.450%	04/01/2015		3,635,000	3,816,895
5.250%	04/01/2014		1,200,000	1,257,024
				5,073,919
Non-U.S. Regional Authority Bonds—1.6%
Caisse d’Amortissement de la Dette Sociale MTN (France)
4.250%	11/08/2010		1,200,000	1,214,420
Nederlandse Waterschapsbank NV MTN (Netherlands)
4.625%	07/25/2011		EUR 1,500,000	1,904,797
Province of Ontario (Canada)
3.125%	09/08/2010		1,200,000	1,205,837
2.750%	02/22/2011		1,225,000	1,240,325

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Province of Quebec, Series PJ (Canada)
6.125%	01/22/2011		$1,700,000	$1,750,942
				7,316,321
TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $57,174,995)				57,029,438

ASSET BACKED SECURITIES—16.3%
Automobile—7.0%
Bank of America Auto Trust
Series 2008-1A, Class A4
5.730%	01/20/2013	ˆ	2,630,000	2,791,504
BMW Vehicle Lease Trust
Series 2009-1, Class A2
2.040%	04/15/2011		933,684	934,981
Capital Auto Receivables Asset Trust
Series 2008-1, Class A4B
1.700%	07/15/2014	#	3,380,000	3,427,372
Capital Auto Receivables Asset Trust
Series 2007-1, Class A4B
0.390%	04/16/2012	#	894,502	893,595
Capital Auto Receivables Asset Trust
Series 2007-4A, Class A4
5.300%	05/15/2014		1,000,000	1,045,612
Capital Auto Receivables Asset Trust
Series 2008-2, Class A3A
4.680%	10/15/2012		1,449,846	1,483,899
CarMax Auto Owner Trust
Series 2007-1, Class B
5.340%	10/15/2012		3,000,000	3,058,176
Chase Manhattan Auto Owner Trust
Series 2006-B, Class A4
5.110%	04/15/2014		1,284,240	1,297,400
Daimler Chrysler Auto Trust
Series 2008-B, Class A4A
5.320%	11/10/2014		2,000,000	2,100,026
Daimler Chrysler Auto Trust
Series 2008-A, Class A3A
3.700%	06/08/2012		742,918	750,533
Daimler Chrysler Auto Trust
Series 2006-C, Class A4
4.980%	11/08/2011		979,644	980,543
Ford Credit Auto Owner Trust
Series 2009-D, Class A2
1.210%	01/15/2012		790,321	791,274
Ford Credit Auto Owner Trust
Series 2007-B, Class A4A
5.240%	07/15/2012		5,400,000	5,618,366
Harley-Davidson Motorcycle Trust
Series 2007-2, Class A4
5.120%	08/15/2013		2,659,231	2,743,846
Honda Auto Receivables Owner Trust
Series 2009-2, Class A2
2.220%	08/15/2011		565,489	566,962
Nissan Auto Lease Trust
Series 2009-A, Class A2
2.010%	04/15/2011		679,082	680,176
Nissan Auto Lease Trust
Series 2009-B, Class A2
1.220%	09/15/2011		1,012,243	1,012,769
USAA Auto Owner Trust
Series 2008-2, Class A3
4.640%	10/15/2012		601,602	613,788
Volkswagen Auto Lease Trust
Series 2009-A, Class A2
2.870%	07/15/2011		334,800	336,234
				31,127,056
Credit Card—9.3%
American Express Credit Account Master Trust
Series 2005-4, Class A
0.420%	01/15/2015	#	1,268,000	1,262,523
American Express Credit Account Master Trust
Series 2008-5, Class A
1.150%	03/15/2016	#	4,550,000	4,616,794
BA Credit Card Trust
Series 2006-A15, Class A15
0.350%	04/15/2014	#	4,200,000	4,183,630
Capital One Multi-Asset Execution Trust
Series 2005-A10, Class A
0.430%	09/15/2015	#	1,000,000	992,828
Capital One Multi-Asset Execution Trust
Series 2007-A2, Class A2
0.430%	12/16/2019	#	2,950,000	2,860,045
Capital One Multi-Asset Execution Trust
Series 2008-A5, Class A5
4.850%	02/18/2014		1,150,000	1,185,826
Chase Issuance Trust
Series 2007-A9, Class A9
0.380%	06/16/2014	#	1,250,000	1,244,598
Citibank Credit Card Issuance Trust
Series 2009-A5, Class A5
2.250%	12/23/2014		4,230,000	4,308,054
Citibank Credit Card Issuance Trust
Series 2008-A2, Class A2
1.497%	01/23/2020	#	2,100,000	2,188,392
Discover Card Master Trust
Series 2008-A3, Class A3
5.100%	10/15/2013		5,255,000	5,430,295
GE Capital Credit Card Master Note Trust
Series 2010-3, Class A
2.210%	06/15/2016		5,000,000	5,015,221
GE Capital Credit Card Master Note Trust
Series 2007-4, Class A
0.400%	06/15/2015	#	1,886,000	1,855,468
Household Credit Card Master Note Trust I
Series 2007-2, Class A
0.900%	07/15/2013	#	6,400,000	6,398,151
				41,541,825
TOTAL ASSET BACKED SECURITIES
(Cost $70,771,458)				72,668,881

NON-GOVERNMENT MORTGAGE-BACKED SECURITIES—2.2%
Mortgage Backed—2.2%
Banc of America Mortgage Securities, Inc.
Series 2004-L, Class 1A1
3.754%	01/25/2035	#	846,725	768,434
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.943%	09/25/2035	#	2,806,060	2,637,615
Harborview Mortgage Loan Trust
Series 2005-14, Class 3A1A
5.225%	12/19/2035	#	3,480,170	2,582,486

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
NON-GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
MLCC Mortgage Investors, Inc.
Series 2004-1, Class 2A2
2.241%	12/25/2034	#	$1,932,388	$1,823,821
Provident Funding Mortgage Loan Trust
Series 2004-1, Class 1A1
2.830%	04/25/2034	#	301,669	296,898
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 2A1
2.165%	10/19/2034	#	741,425	564,881
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A
2.108%	03/25/2044	#	635,313	609,882
Wells Fargo Mortgage Backed Securities Trust
Series 2004-S, Class B1
2.968%	09/25/2034	#	1,939,791	722,369
TOTAL NON-GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $12,583,202)				10,006,386

			Shares	Value
CASH EQUIVALENTS—2.7%
Institutional Money Market Funds—2.7%
Dreyfus Institutional Cash Advantage Fund		††	300,000	300,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			10,098,214	10,098,214
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		††	206,609	206,609
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class		††	300,000	300,000
Short-Term Investments Trust Liquid Assets Portfolio		††	300,000	300,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class		††	300,000	300,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class		††	300,000	300,000
TOTAL CASH EQUIVALENTS
(Cost $11,804,823)				11,804,823
TOTAL INVESTMENTS—100.2%
(Cost $439,164,349)				446,040,136
Other assets less liabilities—(0.2%)				(1,100,939)
NET ASSETS—100.0%				$444,939,197

Notes to the Schedule of Investments:
EUR	European Monetary Unit
MTN	Medium Term Note
Reg S
Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.

ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $57,521,112, which represents 12.9% of Total Investments.

#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint Inflation Protected
Securities Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—3.8%
Capital Markets—1.0%
Bear Stearns Cos. LLC (The), Series CPI MTN
4.110%	03/10/2014	#	$380,000	$372,164
Morgan Stanley MTN
2.930%	05/14/2013	#	4,000,000	4,017,608
				4,389,772
Commercial Banks—0.9%
American Express Bank FSB, Bank Note
0.500%	06/12/2012	#†	800,000	788,057
0.477%	05/29/2012	#	400,000	394,219
Bank of Nova Scotia (Canada)
3.400%	01/22/2015		200,000	206,728
BNP Paribas, Series 2 MTN (France)
2.125%	12/21/2012		300,000	299,364
Royal Bank of Scotland plc (The) (United Kingdom)
4.875%	03/16/2015		600,000	597,596
UBS AG MTN (Switzerland)
1.584%	02/23/2012	#	1,500,000	1,505,925
				3,791,889
Consumer Finance—0.4%
American Express Credit Corp., Series C MTN
0.467%	02/24/2012	#	500,000	494,584
SLM Corp. MTN
5.050%	11/14/2014		500,000	447,606
3.934%	04/01/2014	#	465,000	398,565
SLM Corp., Series CPI MTN
4.564%	03/15/2013	#	120,000	105,605
				1,446,360
Diversified Financial Services—0.6%
Bank of America Corp., Series K MTN
0.867%	09/15/2014	#	2,000,000	1,880,770
Citigroup, Inc.
0.535%	05/18/2011	#	700,000	694,393
				2,575,163
Diversified Telecommunication Services—0.1%
British Telecommunications plc (United Kingdom)
9.375%	12/15/2010		500,000	517,169
Insurance—0.5%
AIG Life Holdings US, Inc.
7.500%	08/11/2010		1,500,000	1,507,746
ASIF I, Series E MTN (Cayman Islands)
0.466%	07/26/2010	#	600,000	597,867
				2,105,613
Thrifts & Mortgage Finance—0.3%
Countrywide Financial Corp. MTN
5.800%	06/07/2012		1,300,000	1,367,630
TOTAL CORPORATE OBLIGATIONS
(Cost $16,135,445)				16,193,596

U.S. TREASURY OBLIGATIONS—91.2%
U.S. Treasury Bills—0.0%
U.S. Treasury Bill
0.004%	07/08/2010		100,000	100,000
U.S. Treasury Inflation Protected Securities Bonds—32.1%
U.S. Treasury Bond
3.875%	04/15/2029		7,760,000	13,841,991
3.625%	04/15/2028		11,080,000	19,374,320
3.375%	04/15/2032		590,000	945,725
2.500%	01/15/2029		10,445,000	12,020,357
2.375%	01/15/2025– 01/15/2027		35,705,000	45,139,354
2.125%	02/15/2040		6,281,900	6,965,408
2.000%	01/15/2026		19,740,000	22,988,644
1.750%	01/15/2028		15,910,000	16,835,813
				138,111,612
U.S. Treasury Inflation Protected Securities Notes—55.0%
U.S. Treasury Note
3.500%	01/15/2011		1,870,000	2,382,805
3.375%	01/15/2012		1,900,000	2,460,701
3.000%	07/15/2012		10,845,000	13,999,258
2.625%	07/15/2017		6,280,000	7,459,917
2.500%	07/15/2016		20,400,000	24,533,878
2.375%	04/15/2011– 01/15/2017		37,095,000	43,495,564
2.125%	01/15/2019		3,420,000	3,795,011
2.000%	04/15/2012– 01/15/2016		19,865,000	23,952,188
2.000%	07/15/2014	‡‡	20,065,000	24,925,326
1.875%	07/15/2013– 07/15/2019		32,525,000	39,312,126
1.625%	01/15/2015– 01/15/2018		20,645,000	23,992,949
1.375%	01/15/2020	†	11,930,000	12,334,489
1.375%	07/15/2018		1,715,000	1,799,410
1.250%	04/15/2014		6,230,000	6,708,009
0.625%	04/15/2013		320,000	337,149
0.500%	04/15/2015		5,300,000	5,408,753
				236,897,533
U.S. Treasury Notes—4.1%
U.S. Treasury Note
3.625%	08/15/2019		6,100,000	6,451,226
3.500%	05/15/2020	†	1,300,000	1,360,732
2.125%	05/31/2015		9,900,000	10,071,725
				17,883,683
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $374,204,842)				392,992,828

GOVERNMENT RELATED OBLIGATIONS—0.5%
U.S. Government Agencies—0.4%
Israel Government AID Bond (Israel)
5.500%	09/18/2023		500,000	585,968
Tennessee Valley Authority
5.250%	09/15/2039		900,000	998,824
				1,584,792

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Inflation Protected
Securities Fund

Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Supranational—0.1%
International Bank for Reconstruction & Development, Series CPI
3.240%	12/10/2013	#	$275,000	$275,539
TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $1,701,078)				1,860,331

ASSET BACKED SECURITIES—0.1%
Home Equity—0.1%
Argent Securities, Inc.
Series 2005-W2, Class A2B1
0.547%	10/25/2035	#	403,449	362,581
First Franklin Mortgage Loan Asset Backed Certificates
Series 2006-FF15, Class A3
0.397%	11/25/2036	#	131,082	128,010
TOTAL ASSET BACKED SECURITIES
(Cost $493,502)				490,591

			Contracts	Value
PURCHASED OPTIONS—0.0%
Put—Euro-Dollar 1 Year Mid Curve, Expires 07/16/2010, Strike $98.50
(Cost $14,405)			53	662

			Shares	Value
CASH EQUIVALENTS—6.9%
Institutional Money Market Funds—6.9%
Dreyfus Institutional Cash Advantage Fund		††	2,200,000	2,200,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			16,350,016	16,350,016
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		††	2,490,277	2,490,277
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class		††	2,200,000	2,200,000
Short-Term Investments Trust Liquid Assets Portfolio		††	2,200,000	2,200,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class		††	2,200,000	2,200,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class		††	2,200,000	2,200,000
TOTAL CASH EQUIVALENTS
(Cost $29,840,293)				29,840,293
TOTAL INVESTMENTS—102.5%
(Cost $422,389,565)				441,378,301
Other assets less liabilities—(2.5%)				(10,589,500)
NET ASSETS—100.0%				$430,788,801

Notes to the Schedule of Investments:
MTN	Medium Term Note
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint
Asset Allocation Fund

		Shares	Value
COMMON STOCKS—72.6%
Aerospace & Defense—2.1%
Boeing Co. (The)		23,427	$1,470,044
General Dynamics Corp.		11,915	697,742
Goodrich Corp.		3,797	251,551
Honeywell International, Inc.		23,592	920,796
ITT Corp.		5,641	253,394
L-3 Communications Holdings, Inc.		3,667	259,770
Lockheed Martin Corp.		9,823	731,814
Northrop Grumman Corp.		9,467	515,383
Precision Castparts Corp.		4,348	447,496
Raytheon Co.		11,826	572,260
Rockwell Collins, Inc.		5,053	268,466
United Technologies Corp.		29,183	1,894,269
			8,282,985
Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.		5,174	287,985
Expeditors International of Washington, Inc.		6,750	232,943
FedEx Corp.		9,693	679,576
United Parcel Service, Inc., Class B		30,916	1,758,811
			2,959,315
Airlines—0.1%
Southwest Airlines Co.		23,579	261,963
Auto Components—0.2%
Goodyear Tire & Rubber Co. (The)	*	7,802	77,552
Johnson Controls, Inc.		20,848	560,186
			637,738
Automobiles—0.3%
Ford Motor Co.	*	104,511	1,053,471
Harley-Davidson, Inc.	†	7,576	168,414
			1,221,885
Beverages—1.9%
Brown-Forman Corp., Class B		3,483	199,332
Coca-Cola Co. (The)		71,439	3,580,523
Coca-Cola Enterprises, Inc.		9,971	257,850
Constellation Brands, Inc., Class A	*	6,634	103,623
Dr. Pepper Snapple Group, Inc.		8,015	299,681
Molson Coors Brewing Co., Class B		4,922	208,496
PepsiCo, Inc.		50,291	3,065,236
			7,714,741
Biotechnology—1.1%
Amgen, Inc.	*	29,978	1,576,843
Biogen Idec, Inc.	*	8,281	392,933
Celgene Corp.	*	14,129	718,036
Cephalon, Inc.	*	2,158	122,466
Genzyme Corp.	*	8,402	426,570
Gilead Sciences, Inc.	*	28,008	960,114
			4,196,962
Building Products—0.0%
Masco Corp.		11,318	121,782
Capital Markets—1.7%
Ameriprise Financial, Inc.		7,793	281,561
Bank of New York Mellon Corp. (The)		37,456	924,789
Charles Schwab Corp. (The)		30,184	428,009
E*Trade Financial Corp.	*	6,000	70,920
Federated Investors, Inc., Class B	†	3,160	65,444
Franklin Resources, Inc.		4,602	396,646
Goldman Sachs Group, Inc. (The)		16,085	2,111,478
Invesco Ltd.	†	14,397	242,301
Janus Capital Group, Inc.		4,351	38,637
Legg Mason, Inc.		4,993	139,954
Morgan Stanley		43,345	1,006,037
Northern Trust Corp.		7,594	354,640
State Street Corp.		15,618	528,201
T. Rowe Price Group, Inc.		8,154	361,956
			6,950,573
Chemicals—1.4%
Air Products & Chemicals, Inc.		6,640	430,338
Airgas, Inc.		2,620	162,964
CF Industries Holdings, Inc.		2,156	136,798
Dow Chemical Co. (The)		35,580	843,958
E.I. Du Pont de Nemours & Co.		28,090	971,633
Eastman Chemical Co.		2,301	122,781
Ecolab, Inc.		7,283	327,080
FMC Corp.	†	2,249	129,160
International Flavors & Fragrances, Inc.		2,294	97,311
Monsanto Co.		16,957	783,753
PPG Industries, Inc.		5,278	318,844
Praxair, Inc.		9,404	714,610
Sherwin-Williams Co. (The)	†	2,930	202,727
Sigma-Aldrich Corp.		4,018	200,217
			5,442,174
Commercial Banks—2.2%
BB&T Corp.		21,835	574,479
Comerica, Inc.		5,290	194,831
Fifth Third Bancorp		24,338	299,114
First Horizon National Corp.	*	8,175	93,605
Huntington Bancshares, Inc./Ohio		20,108	111,398
KeyCorp		27,233	209,422
M&T Bank Corp.	†	2,331	198,018
Marshall & Ilsley Corp.		14,997	107,678
PNC Financial Services Group, Inc.		16,298	920,837
Regions Financial Corp.		34,936	229,879
SunTrust Banks, Inc.		14,850	346,005
U.S. Bancorp		59,804	1,336,619
Wells Fargo & Co.		161,821	4,142,618
Zions Bancorporation	†	4,865	104,938
			8,869,441
Commercial Services & Supplies—0.4%
Avery Dennison Corp.	†	3,126	100,438
Cintas Corp.		4,246	101,777
Iron Mountain, Inc.		5,846	131,301
Pitney Bowes, Inc.	†	6,589	144,694
R.R. Donnelley & Sons Co.		6,629	108,517
Republic Services, Inc.		10,343	307,497

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint
Asset Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Stericycle, Inc.	*	2,758	$180,870
Waste Management, Inc.		14,989	469,006
			1,544,100
Communications Equipment—1.7%
Cisco Systems, Inc.	*	177,650	3,785,721
Harris Corp.		4,234	176,346
JDS Uniphase Corp.	*	7,314	71,970
Juniper Networks, Inc.	*	16,563	377,968
Motorola, Inc.	*	70,856	461,981
QUALCOMM, Inc.		51,258	1,683,313
Tellabs, Inc.		12,664	80,923
			6,638,222
Computers & Peripherals—3.3%
Apple, Inc.	*	28,281	7,113,520
Dell, Inc.	*	53,484	645,017
EMC Corp.	*	64,114	1,173,286
Hewlett-Packard Co.		72,760	3,149,053
Lexmark International, Inc., Class A	*†	2,137	70,585
NetApp, Inc.	*	10,404	388,173
QLogic Corp.	*†	3,859	64,137
SanDisk Corp.	*	6,934	291,713
Teradata Corp.	*	5,267	160,538
Western Digital Corp.	*	7,173	216,338
			13,272,360
Construction & Engineering—0.1%
Fluor Corp.		5,733	243,653
Jacobs Engineering Group, Inc.	*	3,804	138,618
Quanta Services, Inc.	*	6,262	129,310
			511,581
Construction Materials—0.0%
Vulcan Materials Co.		3,562	156,122
Consumer Finance—0.6%
American Express Co.		37,397	1,484,661
Capital One Financial Corp.		14,239	573,832
Discover Financial Services		16,871	235,856
SLM Corp.	*	14,064	146,125
			2,440,474
Containers & Packaging—0.1%
Ball Corp.		2,878	152,045
Bemis Co., Inc.		2,809	75,843
Owens-Illinois, Inc.	*	5,405	142,962
Pactiv Corp.	*	3,884	108,169
Sealed Air Corp.		5,482	108,105
			587,124
Distributors—0.1%
Genuine Parts Co.		5,124	202,142
Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A	*	3,981	169,073
DeVry, Inc.		1,988	104,350
H&R Block, Inc.		10,996	172,527
			445,950
Diversified Financial Services—3.3%
Bank of America Corp.		311,822	4,480,882
Citigroup, Inc.	*	700,635	2,634,388
CME Group, Inc.		2,054	578,304
IntercontinentalExchange, Inc.	*	2,406	271,950
JPMorgan Chase & Co.		123,515	4,521,884
Leucadia National Corp.	*	5,905	115,207
Moody’s Corp.		6,236	124,221
NASDAQ OMX Group, Inc. (The)	*	4,396	78,161
NYSE Euronext		8,291	229,080
			13,034,077
Diversified Telecommunication Services—1.9%
AT&T, Inc.		183,134	4,430,011
CenturyLink, Inc.		9,330	310,782
Frontier Communications Corp.	†	9,992	71,043
Qwest Communications International, Inc.		44,162	231,851
Verizon Communications, Inc.		88,444	2,478,201
Windstream Corp.	†	13,975	147,576
			7,669,464
Electric Utilities—1.4%
Allegheny Energy, Inc.		5,293	109,459
American Electric Power Co., Inc.		14,691	474,519
Duke Energy Corp.		40,765	652,240
Edison International		9,983	316,661
Entergy Corp.		5,980	428,288
Exelon Corp.		20,495	778,195
FirstEnergy Corp.		9,639	339,582
NextEra Energy, Inc.		12,762	622,275
Northeast Utilities		4,889	124,572
Pepco Holdings, Inc.		6,579	103,159
Pinnacle West Capital Corp.		3,373	122,642
PPL Corp.		13,929	347,529
Progress Energy, Inc.		8,583	336,625
Southern Co.		25,559	850,603
			5,606,349
Electrical Equipment—0.4%
Emerson Electric Co.		23,407	1,022,652
Rockwell Automation, Inc.		4,482	220,021
Roper Industries, Inc.		2,878	161,053
			1,403,726
Electronic Equipment, Instruments & Components—0.4%
Agilent Technologies, Inc.	*†	10,578	300,733
Amphenol Corp., Class A		5,629	221,107
Corning, Inc.		48,074	776,395
FLIR Systems, Inc.	*	4,380	127,414
Jabil Circuit, Inc.		6,115	81,330
Molex, Inc.	†	4,331	78,997
			1,585,976
Energy Equipment & Services—1.2%
Baker Hughes, Inc.	†	13,025	541,449
Cameron International Corp.	*	7,528	244,811
Diamond Offshore Drilling, Inc.	†	2,101	130,661
FMC Technologies, Inc.	*	3,875	204,057
Halliburton Co.		28,038	688,333
Helmerich & Payne, Inc.		3,289	120,114
Nabors Industries Ltd. (Bermuda)	*	8,452	148,924
National Oilwell Varco, Inc.		13,224	437,318
Rowan Cos., Inc.	*	3,672	80,564

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint
Asset Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Schlumberger Ltd.		37,108	$2,053,557
Smith International, Inc.		7,621	286,931
			4,936,719
Food & Staples Retailing—1.8%
Costco Wholesale Corp.		13,781	755,612
CVS Caremark Corp.		42,563	1,247,947
Kroger Co. (The)		20,595	405,515
Safeway, Inc.		11,798	231,949
SUPERVALU, Inc.		6,390	69,268
Sysco Corp.		18,247	521,317
Walgreen Co.		30,733	820,571
Wal-Mart Stores, Inc.		64,380	3,094,747
Whole Foods Market, Inc.	*	5,271	189,861
			7,336,787
Food Products—1.4%
Archer-Daniels-Midland Co.		19,852	512,579
Campbell Soup Co.		5,729	205,270
ConAgra Foods, Inc.		14,042	327,459
Dean Foods Co.	*	4,751	47,843
General Mills, Inc.		20,298	720,985
H.J. Heinz Co.		9,738	420,876
Hershey Co. (The)		5,238	251,057
Hormel Foods Corp.	†	2,248	90,999
J.M. Smucker Co. (The)		3,817	229,860
Kellogg Co.		8,053	405,066
Kraft Foods, Inc., Class A		53,891	1,508,948
McCormick & Co., Inc.		4,222	160,267
Mead Johnson Nutrition Co.		6,092	305,331
Sara Lee Corp.		20,861	294,140
Tyson Foods, Inc., Class A		9,738	159,606
			5,640,286
Gas Utilities—0.2%
EQT Corp.		4,265	154,137
Nicor, Inc.	†	1,506	60,993
Oneok, Inc.		3,242	140,216
Questar Corp.		5,230	237,913
			593,259
Health Care Equipment & Supplies—1.3%
Baxter International, Inc.		18,745	761,797
Becton Dickinson and Co.		7,304	493,896
Boston Scientific Corp.	*	46,331	268,720
C.R. Bard, Inc.		3,058	237,087
CareFusion Corp.	*	5,797	131,592
DENTSPLY International, Inc.	†	4,799	143,538
Hospira, Inc.	*	5,183	297,763
Intuitive Surgical, Inc.	*	1,206	380,638
Medtronic, Inc.		34,054	1,235,139
St. Jude Medical, Inc.	*	10,110	364,870
Stryker Corp.		8,835	442,280
Varian Medical Systems, Inc.	*†	3,919	204,885
Zimmer Holdings, Inc.	*	6,442	348,190
			5,310,395
Health Care Providers & Services—1.6%
Aetna, Inc.		13,349	352,147
AmerisourceBergen Corp.		9,167	291,052
Cardinal Health, Inc.		11,132	374,147
CIGNA Corp.		8,739	271,433
Coventry Health Care, Inc.	*	4,410	77,969
DaVita, Inc.	*	3,286	205,178
Express Scripts, Inc.	*	17,182	807,898
Humana, Inc.	*	5,176	236,388
Laboratory Corp. of America Holdings	*	3,364	253,477
McKesson Corp.		8,280	556,085
Medco Health Solutions, Inc.	*	14,003	771,285
Patterson Cos., Inc.	†	2,907	82,937
Quest Diagnostics, Inc.		4,903	244,022
Tenet Healthcare Corp.	*	14,852	64,458
UnitedHealth Group, Inc.		35,643	1,012,261
WellPoint, Inc.	*	13,424	656,836
			6,257,573
Health Care Technology—0.0%
Cerner Corp.	*	2,113	160,356
Hotels, Restaurants & Leisure—1.2%
Carnival Corp.		13,807	417,524
Darden Restaurants, Inc.		4,164	161,771
International Game Technology		9,531	149,637
Marriott International, Inc., Class A		8,227	246,316
McDonald’s Corp.		33,370	2,198,082
Starbucks Corp.		23,487	570,734
Starwood Hotels & Resorts Worldwide, Inc.		5,654	234,245
Wyndham Worldwide Corp.		4,845	97,578
Wynn Resorts Ltd.		2,106	160,625
Yum! Brands, Inc.		14,616	570,609
			4,807,121
Household Durables—0.3%
D.R. Horton, Inc.	†	9,180	90,239
Fortune Brands, Inc.	†	4,749	186,066
Harman International Industries, Inc.	*	2,206	65,937
Leggett & Platt, Inc.	†	4,725	94,784
Lennar Corp., Class A	†	4,506	62,679
Newell Rubbermaid, Inc.		9,195	134,615
Pulte Group, Inc.	*	10,210	84,539
Stanley Black & Decker, Inc.		5,018	253,509
Whirlpool Corp.		2,161	189,779
			1,162,147
Household Products—1.9%
Clorox Co.		4,290	266,666
Colgate-Palmolive Co.		15,302	1,205,186
Kimberly-Clark Corp.		12,884	781,157
Procter & Gamble Co. (The)		89,685	5,379,306
			7,632,315
Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)	*	21,259	196,433
Constellation Energy Group, Inc.		5,831	188,050
NRG Energy, Inc.	*	8,096	171,716
			556,199

Industrial Conglomerates—1.7%
3M Co.		22,136	1,748,523
General Electric Co.		330,914	4,771,780
Textron, Inc.		7,629	129,464
			6,649,767

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint
Asset Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Insurance—2.9%
Aflac, Inc.		14,506	$618,971
Allstate Corp. (The)		16,568	475,999
American International Group, Inc.	*†	4,317	148,677
AON Corp.		8,092	300,375
Assurant, Inc.		3,596	124,781
Berkshire Hathaway, Inc., Class B	*	51,548	4,107,860
Chubb Corp.		10,280	514,103
Cincinnati Financial Corp.	†	5,141	132,998
Genworth Financial, Inc., Class A	*	14,912	194,900
Hartford Financial Services Group, Inc.		13,281	293,909
Lincoln National Corp.		8,914	216,521
Loews Corp.		10,603	353,186
Marsh & McLennan Cos., Inc.		16,558	373,383
MetLife, Inc.		25,448	960,916
Principal Financial Group, Inc.		10,025	234,986
Progressive Corp. (The)		20,668	386,905
Prudential Financial, Inc.		14,385	771,899
Torchmark Corp.	†	2,634	130,409
Travelers Cos., Inc. (The)		15,568	766,724
Unum Group		10,526	228,414
XL Capital Ltd., Class A (Bermuda)		10,575	169,306
			11,505,222
Internet & Catalog Retail—0.4%
Amazon.com, Inc.	*	10,652	1,163,837
Expedia, Inc.		6,702	125,864
priceline.com, Inc.	*	1,463	258,278
			1,547,979
Internet Software & Services—1.2%
Akamai Technologies, Inc.	*	5,411	219,524
eBay, Inc.	*	34,962	685,605
Google, Inc., Class A	*	7,514	3,343,354
Monster Worldwide, Inc.	*	4,240	49,396
VeriSign, Inc.	*†	6,023	159,911
Yahoo! Inc.	*	35,859	495,930
			4,953,720
IT Services—2.3%
Automatic Data Processing, Inc.		15,606	628,298
Cognizant Technology Solutions Corp., Class A	*	9,190	460,051
Computer Sciences Corp.		4,750	214,938
Fidelity National Information Services, Inc.		9,987	267,851
Fiserv, Inc.	*	4,950	226,017
International Business Machines Corp.		39,975	4,936,113
Mastercard, Inc., Class A		2,975	593,602
Paychex, Inc.	†	9,835	255,415
SAIC, Inc.	*	8,224	137,670
Total System Services, Inc.	†	6,312	85,843
Visa, Inc., Class A	†	13,804	976,633
Western Union Co. (The)		20,973	312,707
			9,095,138
Leisure Equipment & Products—0.1%
Eastman Kodak Co.	*†	9,878	42,871
Hasbro, Inc.		4,154	170,729
Mattel, Inc.		11,377	240,737
			454,337
Life Sciences Tools & Services—0.3%
Life Technologies Corp.	*	5,646	266,774
Millipore Corp.	*	1,743	185,891
PerkinElmer, Inc.		3,463	71,580
Thermo Fisher Scientific, Inc.	*	12,681	622,003
Waters Corp.	*†	2,759	178,507
			1,324,755
Machinery—1.3%
Caterpillar, Inc.		19,386	1,164,517
Cummins, Inc.		6,377	415,334
Danaher Corp.		16,496	612,332
Deere & Co.		13,112	730,076
Dover Corp.		6,048	252,746
Eaton Corp.		5,083	332,632
Flowserve Corp.		1,799	152,555
Illinois Tool Works, Inc.		11,936	492,718
PACCAR, Inc.		11,207	446,823
Pall Corp.		3,604	123,869
Parker Hannifin Corp.		5,152	285,730
Snap-On, Inc.		1,958	80,102
			5,089,434
Media—2.3%
CBS Corp., Class B		21,478	277,711
Comcast Corp., Class A		87,981	1,528,230
DIRECTV, Class A	*	28,484	966,177
Discovery Communications, Inc., Class A	*†	8,825	315,141
Gannett Co., Inc.		7,163	96,414
Interpublic Group of Cos., Inc. (The)	*†	15,511	110,593
McGraw-Hill Cos., Inc. (The)		9,668	272,058
Meredith Corp.		1,194	37,169
New York Times Co. (The), Class A	*	3,125	27,031
News Corp., Class A		69,929	836,351
Omnicom Group, Inc.		9,772	335,180
Scripps Networks Interactive, Inc., Class A		2,856	115,211
Time Warner Cable, Inc.		11,146	580,484
Time Warner, Inc.		35,534	1,027,288
Viacom, Inc., Class B		18,762	588,564
Walt Disney Co. (The)		60,795	1,915,042
Washington Post Co. (The), Class B		203	83,327
			9,111,971
Metals & Mining—0.8%
AK Steel Holding Corp.		3,514	41,887
Alcoa, Inc.		30,886	310,713
Allegheny Technologies, Inc.		3,017	133,321
Cliffs Natural Resources, Inc.		4,107	193,686
Freeport-McMoRan Copper & Gold, Inc.		14,606	863,653
Newmont Mining Corp.		15,205	938,757
Nucor Corp.		9,962	381,346
Titanium Metals Corp.	*	3,119	54,863
United States Steel Corp.	†	4,375	168,656
			3,086,882

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint
Asset Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Multiline Retail—0.6%
Big Lots, Inc.	*	2,507	$80,450
Family Dollar Stores, Inc.		4,536	170,962
J.C. Penney Co., Inc.		6,918	148,599
Kohl’s Corp.	*	9,465	449,587
Macy’s, Inc.		13,012	232,915
Nordstrom, Inc.		4,663	150,102
Sears Holdings Corp.	*†	1,544	99,819
Target Corp.		23,026	1,132,188
			2,464,622
Multi-Utilities—1.0%
Ameren Corp.		7,319	173,973
CenterPoint Energy, Inc.		12,730	167,527
CMS Energy Corp.	†	7,625	111,706
Consolidated Edison, Inc.		8,838	380,918
Dominion Resources, Inc.		18,706	724,670
DTE Energy Co.		5,126	233,797
Integrys Energy Group, Inc.		2,529	110,618
NiSource, Inc.		9,089	131,791
PG&E Corp.		11,454	470,759
Public Service Enterprise Group, Inc.		15,862	496,956
SCANA Corp.		3,531	126,269
Sempra Energy		7,796	364,775
TECO Energy, Inc.		6,941	104,601
Wisconsin Energy Corp.		3,794	192,508
Xcel Energy, Inc.		14,102	290,642
			4,081,510
Office Electronics—0.1%
Xerox Corp.		41,282	331,907
Oil, Gas & Consumable Fuels—6.5%
Anadarko Petroleum Corp.		15,347	553,873
Apache Corp.		10,454	880,122
Cabot Oil & Gas Corp.	†	3,451	108,085
Chesapeake Energy Corp.		20,231	423,840
Chevron Corp.		62,316	4,228,764
ConocoPhillips		46,208	2,268,351
CONSOL Energy, Inc.		6,834	230,716
Denbury Resources, Inc.	*	12,314	180,277
Devon Energy Corp.		13,813	841,488
El Paso Corp.		21,440	238,198
EOG Resources, Inc.		7,823	769,549
Exxon Mobil Corp.		158,854	9,065,770
Hess Corp.		9,116	458,899
Marathon Oil Corp.		21,871	679,969
Massey Energy Co.		2,896	79,206
Murphy Oil Corp.		6,149	304,683
Noble Energy, Inc.		5,398	325,661
Occidental Petroleum Corp.		25,269	1,949,503
Peabody Energy Corp.		8,486	332,057
Pioneer Natural Resources Co.		3,634	216,041
Range Resources Corp.		5,003	200,871
Southwestern Energy Co.	*	10,664	412,057
Spectra Energy Corp.		20,454	410,512
Sunoco, Inc.		3,759	130,700
Tesoro Corp.	†	4,813	56,168
Valero Energy Corp.		17,956	322,849
Williams Cos., Inc. (The)		18,508	338,326
			26,006,535
Paper & Forest Products—0.2%
International Paper Co.		13,740	310,936
MeadWestvaco Corp.		5,471	121,456
Weyerhaeuser Co.		6,827	240,311
			672,703
Personal Products—0.1%
Avon Products, Inc.		13,124	347,786
Estee Lauder Cos., Inc. (The), Class A		3,876	216,009
			563,795
Pharmaceuticals—4.5%
Abbott Laboratories		48,188	2,254,235
Allergan, Inc.		9,724	566,520
Bristol-Myers Squibb Co.		53,289	1,329,028
Eli Lilly & Co.		31,479	1,054,547
Forest Laboratories, Inc.	*	9,317	255,565
Johnson & Johnson		85,433	5,045,673
King Pharmaceuticals, Inc.	*	7,688	58,352
Merck & Co., Inc.		96,700	3,381,599
Mylan, Inc.	*†	9,862	168,048
Pfizer, Inc.		250,384	3,570,476
Watson Pharmaceuticals, Inc.	*	3,200	129,824
			17,813,867
Professional Services—0.1%
Dun & Bradstreet Corp.		1,744	117,057
Equifax, Inc.		3,857	108,227
Robert Half International, Inc.	†	4,639	109,249
			334,533
Real Estate Investment Trusts (REITs)—1.0%
Apartment Investment & Management Co., Class A REIT	†	3,021	58,517
AvalonBay Communities, Inc. REIT	†	2,405	224,555
Boston Properties, Inc. REIT	†	4,393	313,397
Equity Residential REIT		8,760	364,766
HCP, Inc. REIT		9,192	296,442
Health Care REIT, Inc. REIT		3,799	160,014
Host Hotels & Resorts, Inc. REIT		19,950	268,926
Kimco Realty Corp. REIT		11,824	158,914
Plum Creek Timber Co., Inc. REIT	†	5,319	183,665
ProLogis REIT	†	13,658	138,355
Public Storage REIT		3,992	350,937
Simon Property Group, Inc. REIT		9,011	727,638
Ventas, Inc. REIT		4,526	212,496
Vornado Realty Trust REIT		4,943	360,592
			3,819,214

Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc., Class A	*	7,941	108,077

Road & Rail—0.6%
CSX Corp.		11,967	593,922
Norfolk Southern Corp.		11,357	602,489
Ryder System, Inc.		1,648	66,299
Union Pacific Corp.		15,689	1,090,542
			2,353,252

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint
Asset Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Semiconductors & Semiconductor Equipment—1.9%
Advanced Micro Devices, Inc.	*	17,789	$130,215
Altera Corp.	†	9,762	242,195
Analog Devices, Inc.		9,334	260,045
Applied Materials, Inc.		42,088	505,898
Broadcom Corp., Class A		13,639	449,678
First Solar, Inc.	*†	1,545	175,867
Intel Corp.		172,817	3,361,291
KLA-Tencor Corp.		5,280	147,206
Linear Technology Corp.	†	6,993	194,475
LSI Corp.	*	20,865	95,979
MEMC Electronic Materials, Inc.	*	7,818	77,242
Microchip Technology, Inc.	†	5,793	160,698
Micron Technology, Inc.	*	26,008	220,808
National Semiconductor Corp.	†	6,831	91,945
Novellus Systems, Inc.	*	3,043	77,171
NVIDIA Corp.	*	17,336	177,001
Teradyne, Inc.	*†	5,637	54,961
Texas Instruments, Inc.		38,226	889,901
Xilinx, Inc.		8,734	220,621
			7,533,197
Software—2.7%
Adobe Systems, Inc.	*	16,155	426,977
Autodesk, Inc.	*	6,736	164,089
BMC Software, Inc.	*	6,025	208,646
CA, Inc.		12,611	232,042
Citrix Systems, Inc.	*	5,809	245,314
Compuware Corp.	*	7,461	59,539
Electronic Arts, Inc.	*	10,268	147,859
Intuit, Inc.	*	9,774	339,842
McAfee, Inc.	*	4,937	151,665
Microsoft Corp.		236,958	5,452,403
Novell, Inc.	*	10,248	58,209
Oracle Corp.		121,777	2,613,334
Red Hat, Inc.	*	6,085	176,100
Salesforce.com, Inc.	*†	3,490	299,512
Symantec Corp.	*	25,612	355,494
			10,931,025
Specialty Retail—1.5%
Abercrombie & Fitch Co., Class A		3,035	93,144
AutoNation, Inc.	*†	2,441	47,600
AutoZone, Inc.	*	953	184,139
Bed Bath & Beyond, Inc.	*	8,364	310,137
Best Buy Co., Inc.		10,493	355,293
CarMax, Inc.	*	5,527	109,987
GameStop Corp., Class A	*	5,533	103,965
Gap, Inc. (The)		13,420	261,153
Home Depot, Inc.		52,410	1,471,149
Limited Brands, Inc.		8,544	188,566
Lowe’s Cos., Inc.		44,767	914,142
Office Depot, Inc.	*	8,825	35,653
O’Reilly Automotive, Inc.	*	4,401	209,312
RadioShack Corp.		4,119	80,362
Ross Stores, Inc.		3,760	200,370
Staples, Inc.		22,945	437,102
Tiffany & Co.		3,718	140,949
TJX Cos., Inc.		12,830	538,219
Urban Outfitters, Inc.	*	3,967	136,425
			5,817,667
Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc.		9,702	354,608
NIKE, Inc., Class B		12,083	816,207
Polo Ralph Lauren Corp.		1,658	120,968
V.F. Corp.		2,731	194,392
			1,486,175
Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.		15,238	186,513
People’s United Financial, Inc.		11,283	152,321
			338,834
Tobacco—1.1%
Altria Group, Inc.		64,531	1,293,201
Lorillard, Inc.		4,808	346,080
Philip Morris International, Inc.		57,830	2,650,927
Reynolds American, Inc.		5,279	275,142
			4,565,350
Trading Companies & Distributors—0.1%
Fastenal Co.	†	4,042	202,868
W.W. Grainger, Inc.		1,989	197,806
			400,674
Wireless Telecommunication Services—0.3%
American Tower Corp., Class A	*	12,386	551,177
MetroPCS Communications, Inc.	*	8,126	66,552
Sprint Nextel Corp.	*	92,420	391,861
			1,009,590
TOTAL COMMON STOCKS
(Cost $309,575,840)			289,602,115

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—16.3%
U.S. Treasury Bills—0.7%
U.S. Treasury Bill
0.110%	09/09/2010	‡‡	$2,730,000	2,729,230
U.S. Treasury Bonds—15.6%
U.S. Treasury Bond
8.750%	08/15/2020		766,000	1,148,521
8.000%	11/15/2021		1,551,000	2,255,978
7.875%	02/15/2021		2,091,000	2,993,398
7.625%	02/15/2025		557,000	818,355
7.250%	08/15/2022		1,648,000	2,296,386
7.125%	02/15/2023		1,692,000	2,342,892
6.875%	08/15/2025		810,000	1,124,001
6.625%	02/15/2027		863,000	1,188,108
6.500%	11/15/2026		758,000	1,029,933
6.250%	08/15/2023– 05/15/2030		5,218,000	6,893,122
6.125%	11/15/2027– 08/15/2029		2,833,000	3,736,898
6.000%	02/15/2026		1,021,000	1,315,814
5.500%	08/15/2028		772,000	954,505
5.375%	02/15/2031		1,454,000	1,789,102
5.250%	11/15/2028– 02/15/2029		1,506,000	1,812,729

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint
Asset Allocation Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
5.000%	05/15/2037		$965,000	$1,150,310
4.750%	02/15/2037		661,000	759,014
4.625%	02/15/2040		5,700,000	6,408,048
4.500%	02/15/2036– 08/15/2039		8,710,000	9,606,918
4.375%	02/15/2038– 05/15/2040		7,633,000	8,247,903
4.250%	05/15/2039		2,250,000	2,379,375
3.500%	02/15/2039		2,464,000	2,289,211
				62,540,521
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $61,076,860)				65,269,751

COMMERCIAL PAPER—9.2%
Commercial Banks—5.3%
Commerzbank US Finance, Inc.
0.430%	07/15/2010		10,000,000	9,998,208
Royal Bank of Scotland plc (The) (United Kingdom)
0.450%	08/23/2010		11,000,000	10,992,502
				20,990,710
Consumer Finance—0.4%
Santander Central Hispano Finance Delaware, Inc.
0.280%	07/22/2010		1,600,000	1,599,665
Diversified Financial Services—3.5%
Bank of America Corp.
0.370%	08/06/2010		14,000,000	13,994,677
TOTAL COMMERCIAL PAPER
(Cost $36,585,599)				36,585,052

			Shares	Value
CASH EQUIVALENTS—3.4%
Institutional Money Market Funds—3.4%
Dreyfus Institutional Cash Advantage Fund		††	1,000,000	1,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			7,315,521	7,315,521
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		††	632,130	632,130
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class		††	1,200,000	1,200,000
Short-Term Investments Trust Liquid Assets Portfolio		††	1,200,000	1,200,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class		††	1,200,000	1,200,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class		††	1,200,000	1,200,000

TOTAL CASH EQUIVALENTS
(Cost $13,747,651)				13,747,651
TOTAL INVESTMENTS—101.5%
(Cost $420,985,950)				405,204,569
Other assets less liabilities—(1.5%)				(6,077,873)
NET ASSETS—100.0%				$399,126,696

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint
Equity Income Fund

		Shares	Value
COMMON STOCKS—92.1%
Aerospace & Defense—2.7%
Boeing Co. (The)		74,400	$4,668,600
Honeywell International, Inc.		401,400	15,666,642
ITT Corp.		55,800	2,506,536
L-3 Communications Holdings, Inc.		60,200	4,264,568
Lockheed Martin Corp.		41,000	3,054,500
Raytheon Co.		187,900	9,092,481
			39,253,327
Air Freight & Logistics—1.2%
FedEx Corp.		168,600	11,820,546
United Parcel Service, Inc., Class B		90,800	5,165,612
			16,986,158
Automobiles—0.1%
Harley-Davidson, Inc.	†	93,500	2,078,505
Biotechnology—0.2%
Amgen, Inc.	*	55,900	2,940,340
Building Products—0.3%
Masco Corp.	†	249,900	2,688,924
USG Corp.	*†	86,500	1,044,920
			3,733,844
Capital Markets—2.9%
Bank of New York Mellon Corp. (The)		1,208,400	29,835,396
Legg Mason, Inc.	†	156,000	4,372,680
State Street Corp.		242,400	8,197,968
			42,406,044
Chemicals—1.5%
E.I. Du Pont de Nemours & Co.		396,246	13,706,149
International Flavors & Fragrances, Inc.		96,700	4,102,014
Monsanto Co.		98,400	4,548,048
			22,356,211
Commercial Banks—2.9%
KeyCorp	†	302,800	2,328,532
Marshall & Ilsley Corp.		171,300	1,229,934
PNC Financial Services Group, Inc.		182,800	10,328,200
Regions Financial Corp.		281,800	1,854,244
SunTrust Banks, Inc.		168,500	3,926,050
U.S. Bancorp		339,900	7,596,765
Wells Fargo & Co.		608,600	15,580,160
			42,843,885
Commercial Services & Supplies—0.5%
Avery Dennison Corp.	†	93,700	3,010,581
Pitney Bowes, Inc.	†	202,600	4,449,096
			7,459,677
Communications Equipment—0.4%
Cisco Systems, Inc.	*	87,900	1,873,149
Nokia Oyj ADR (Finland)	†	524,400	4,273,860
			6,147,009
Computers & Peripherals—3.1%
Dell, Inc.	*	3,067,700	36,996,462
Hewlett-Packard Co.		203,700	8,816,136
			45,812,598
Construction Materials—1.7%
Cemex SAB de CV ADR (Mexico)	*	2,225,518	21,520,759
Vulcan Materials Co.		88,700	3,887,721
			25,408,480
Consumer Finance—3.1%
American Express Co.		621,100	24,657,670
Capital One Financial Corp.		297,200	11,977,160
SLM Corp.	*	914,400	9,500,616
			46,135,446
Distributors—0.2%
Genuine Parts Co.	†	57,652	2,274,371
Diversified Consumer Services—0.1%
H&R Block, Inc.		92,300	1,448,187
Diversified Financial Services—3.7%
Bank of America Corp.		1,227,406	17,637,824
Citigroup, Inc.	*	2,066,200	7,768,912
JPMorgan Chase & Co.		718,000	26,285,980
NYSE Euronext		106,200	2,934,306
			54,627,022
Diversified Telecommunication Services—5.6%
AT&T, Inc.		800,742	19,369,949
Level 3 Communications, Inc.	*†	16,464,000	17,945,760
Qwest Communications International, Inc.		705,100	3,701,775
tw telecom inc.	*	1,592,991	26,571,090
Verizon Communications, Inc.		543,341	15,224,415
			82,812,989
Electric Utilities—2.1%
Duke Energy Corp.		199,800	3,196,800
Entergy Corp.		175,500	12,569,310
Exelon Corp.		129,800	4,928,506
FirstEnergy Corp.		45,000	1,585,350
Pinnacle West Capital Corp.		72,000	2,617,920
PPL Corp.		111,800	2,789,410
Progress Energy, Inc.		95,000	3,725,900
			31,413,196
Electrical Equipment—1.0%
Cooper Industries plc		75,900	3,339,600
Emerson Electric Co.	†	263,400	11,507,946
			14,847,546
Energy Equipment & Services—0.5%
Baker Hughes, Inc.		29,800	1,238,786
Schlumberger Ltd.		99,700	5,517,398
			6,756,184
Food & Staples Retailing—0.8%
Walgreen Co.		362,900	9,689,430
Wal-Mart Stores, Inc.		36,500	1,754,555
			11,443,985

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint
Equity Income Fund

		Shares	Value
COMMON STOCKS—(Continued)

Food Products—2.0%
Archer-Daniels-Midland Co.		44,700	$1,154,154
Campbell Soup Co.		421,400	15,098,762
Hershey Co. (The)		173,200	8,301,476
Kraft Foods, Inc., Class A		113,400	3,175,200
McCormick & Co., Inc.	†	57,700	2,190,292
			29,919,884
Health Care Equipment & Supplies—0.8%
Baxter International, Inc.		182,500	7,416,800
Medtronic, Inc.		117,300	4,254,471
			11,671,271
Health Care Providers & Services—1.3%
UnitedHealth Group, Inc.		312,500	8,875,000
WellPoint, Inc.	*	214,100	10,475,913
			19,350,913
Hotels, Restaurants & Leisure—3.5%
Carnival Corp.		291,200	8,805,888
Marriott International, Inc., Class A		119,488	3,577,471
MGM Resorts International	*†	137,400	1,324,536
Yum! Brands, Inc.		981,000	38,298,240
			52,006,135
Household Durables—1.8%
D.R. Horton, Inc.		84,700	832,601
Fortune Brands, Inc.	†	151,300	5,927,934
Stanley Black & Decker, Inc.		278,500	14,069,820
Whirlpool Corp.		56,600	4,970,612
			25,800,967
Household Products—0.4%
Kimberly-Clark Corp.		87,059	5,278,387
Independent Power Producers & Energy Traders—0.2%
Constellation Energy Group, Inc.		72,900	2,351,025
NRG Energy, Inc.	*	58,500	1,240,785
			3,591,810
Industrial Conglomerates—3.1%
3M Co.		201,200	15,892,788
General Electric Co.		1,140,800	16,450,336
Koninklijke Philips Electronics NV NYRS (Netherlands)		425,000	12,682,000
			45,025,124
Insurance—6.1%
Allstate Corp. (The)		236,700	6,800,391
AON Corp.		650,141	24,133,234
Chubb Corp.		43,600	2,180,436
Fairfax Financial Holdings Ltd. (Canada)	†	93,600	34,698,456
Lincoln National Corp.		150,490	3,655,402
Marsh & McLennan Cos., Inc.		234,000	5,276,700
Progressive Corp. (The)		115,100	2,154,672
Sun Life Financial, Inc. (Canada)		118,200	3,109,842
Travelers Cos., Inc. (The)		159,306	7,845,821
			89,854,954
Internet & Catalog Retail—1.0%
Liberty Media Corp.— Interactive, Series A	*	1,462,500	15,356,250
Internet Software & Services—0.2%
eBay, Inc.	*	132,900	2,606,169
IT Services—1.2%
Computer Sciences Corp.		87,600	3,963,900
International Business Machines Corp.		104,800	12,940,704
			16,904,604
Leisure Equipment & Products—0.3%
Mattel, Inc.		192,800	4,079,648
Machinery—2.3%
Deere & Co.		82,100	4,571,328
Dover Corp.		180,700	7,551,453
Eaton Corp.		26,200	1,714,528
Illinois Tool Works, Inc.		468,700	19,347,936
Pall Corp.		20,500	704,585
			33,889,830
Media—6.8%
Cablevision Systems Corp., Class A		145,500	3,493,455
Comcast Corp., Class A		111,800	1,941,966
DIRECTV, Class A	*	1,280,276	43,426,962
Madison Square Garden, Inc., Class A	*	36,300	714,021
McGraw-Hill Cos., Inc. (The)		169,900	4,780,986
New York Times Co. (The), Class A	*	213,300	1,845,045
Time Warner, Inc.		252,533	7,300,729
Walt Disney Co. (The)		1,135,100	35,755,650
WPP plc (United Kingdom)		162,700	1,532,713
			100,791,527
Metals & Mining—0.4%
Alcoa, Inc.		141,200	1,420,472
Nucor Corp.		122,900	4,704,612
			6,125,084
Multiline Retail—0.4%
J.C. Penney Co., Inc.		200,300	4,302,444
Macy’s, Inc.		102,200	1,829,380
			6,131,824
Multi-Utilities—1.6%
CenterPoint Energy, Inc.		93,700	1,233,092
Dominion Resources, Inc.		267,000	10,343,580
NiSource, Inc.		285,500	4,139,750
PG&E Corp.		73,000	3,000,300
TECO Energy, Inc.		67,700	1,020,239
Xcel Energy, Inc.		175,100	3,608,811
			23,345,772
Oil, Gas & Consumable Fuels—11.2%
Anadarko Petroleum Corp.		91,000	3,284,190
BP plc ADR (United Kingdom)		286,598	8,276,950
Chesapeake Energy Corp.		1,559,000	32,661,050
Chevron Corp.		177,358	12,035,514
ConocoPhillips		259,800	12,753,582
Exxon Mobil Corp.		175,060	9,990,674

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint
Equity Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Marathon Oil Corp.		364,600	$11,335,414
Murphy Oil Corp.		125,500	6,218,525
Occidental Petroleum Corp.		220,400	17,003,860
Pioneer Natural Resources Co.		527,000	31,330,150
Royal Dutch Shell plc, Class A ADR (Netherlands)		166,881	8,380,764
Spectra Energy Corp.		454,912	9,130,084
Sunoco, Inc.		91,300	3,174,501
			165,575,258
Paper & Forest Products—0.7%
International Paper Co.		257,100	5,818,173
MeadWestvaco Corp.		117,400	2,606,280
Weyerhaeuser Co.		43,700	1,538,240
			9,962,693
Pharmaceuticals—3.9%
Bristol-Myers Squibb Co.		696,700	17,375,698
Eli Lilly & Co.		127,100	4,257,850
Johnson & Johnson		242,600	14,327,956
Merck & Co., Inc.		165,600	5,791,032
Pfizer, Inc.		1,050,387	14,978,519
			56,731,055
Semiconductors & Semiconductor Equipment—2.3%
Analog Devices, Inc.		153,200	4,268,152
Applied Materials, Inc.		793,000	9,531,860
Intel Corp.		651,900	12,679,455
Texas Instruments, Inc.		322,600	7,510,128
			33,989,595
Software—2.5%
Electronic Arts, Inc.	*	110,400	1,589,760
Microsoft Corp.		716,700	16,491,267
Symantec Corp.	*	1,387,000	19,251,560
			37,332,587
Specialty Retail—1.6%
Bed Bath & Beyond, Inc.	*	122,000	4,523,760
Home Depot, Inc.		602,300	16,906,561
Tiffany & Co.		56,600	2,145,706
			23,576,027
Tobacco—1.7%
Altria Group, Inc.		243,300	4,875,732
Imperial Tobacco Group plc ADR (United Kingdom)		189,700	10,568,187
Philip Morris International, Inc.		197,300	9,044,232
			24,488,151
Wireless Telecommunication Services—0.2%
Sprint Nextel Corp.	*	319,400	1,354,256
Vodafone Group plc (United Kingdom)		946,300	1,949,844
			3,304,100
TOTAL COMMON STOCKS
(Cost $1,439,558,344)			1,355,874,623

CASH EQUIVALENTS—12.6%
Institutional Money Market Funds—12.6%
Dreyfus Institutional Cash Advantage Fund	††	9,320,000	9,320,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		127,635,908	127,635,908
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	14,199,737	14,199,737
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	10,000,000	10,000,000
Short-Term Investments Trust Liquid Assets Portfolio	††	10,000,000	10,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	7,753,000	7,753,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	7,073,000	7,073,000
TOTAL CASH EQUIVALENTS
(Cost $185,981,645)			185,981,645
TOTAL INVESTMENTS—104.7%
(Cost $1,625,539,989)			1,541,856,268
Other assets less liabilities—(4.7%)			(68,664,560)
NET ASSETS—100.0%			$1,473,191,708

Notes to the Schedule of Investments:
ADR	American Depositary Receipt
NYRS	New York Registry Shares
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value
COMMON STOCKS—96.5%
Aerospace & Defense—1.1%
European Aeronautic Defence and Space Co. NV ADR (Netherlands)	*†	220,700	$4,502,280
Honeywell International, Inc.		6,100	238,083
Precision Castparts Corp.		35,800	3,684,536
United Technologies Corp.		37,700	2,447,107
			10,872,006
Air Freight & Logistics—1.7%
Expeditors International of Washington, Inc.		57,700	1,991,227
FedEx Corp.		13,200	925,452
United Parcel Service, Inc., Class B		232,000	13,198,480
			16,115,159
Auto Components—0.1%
Johnson Controls, Inc.		32,000	859,840
Automobiles—0.2%
Ford Motor Co.	*	235,400	2,372,832
Beverages—2.4%
Coca-Cola Co. (The)		300	15,036
Diageo plc ADR (United Kingdom)	†	216,500	13,583,210
Molson Coors Brewing Co., Class B		99,400	4,210,584
PepsiCo, Inc.		87,200	5,314,840
			23,123,670
Biotechnology—1.0%
Amgen, Inc.	*	87,400	4,597,240
Celgene Corp.	*	80,100	4,070,682
Gilead Sciences, Inc.	*	22,400	767,872
Vertex Pharmaceuticals, Inc.	*	12,800	421,120
			9,856,914
Capital Markets—5.2%
Ameriprise Financial, Inc.		135,200	4,884,776
Bank of New York Mellon Corp. (The)		769,193	18,991,375
Charles Schwab Corp. (The)		90,000	1,276,200
Credit Suisse Group AG (Registered) (Switzerland)		13,725	516,022
Credit Suisse Group AG ADR (Switzerland)	†	113,000	4,229,590
Franklin Resources, Inc.		64,100	5,524,779
Goldman Sachs Group, Inc. (The)		55,400	7,272,358
Invesco Ltd.	†	306,200	5,153,346
Morgan Stanley		45,100	1,046,771
Northern Trust Corp.		43,400	2,026,780
State Street Corp.		3,200	108,224
TD Ameritrade Holding Corp.	*	8,000	122,400
			51,152,621
Chemicals—2.4%
Dow Chemical Co. (The)		162,400	3,852,128
Ecolab, Inc.	†	3,200	143,712
Monsanto Co.		193,250	8,932,015
Mosaic Co. (The)		87,600	3,414,648
Praxair, Inc.		71,100	5,402,889
Sherwin-Williams Co. (The)		27,600	1,909,644
			23,655,036
Commercial Banks—3.0%
PNC Financial Services Group, Inc.		146,500	8,277,250
U.S. Bancorp		102,900	2,299,815
Wells Fargo & Co.		719,000	18,406,400
			28,983,465
Commercial Services & Supplies—1.6%
Cintas Corp.		477,000	11,433,690
Waste Management, Inc.		139,800	4,374,342
			15,808,032
Communications Equipment—2.0%
Cisco Systems, Inc.	*	383,600	8,174,516
Juniper Networks, Inc.	*	164,300	3,749,326
QUALCOMM, Inc.		232,600	7,638,584
			19,562,426
Computers & Peripherals—3.1%
Apple, Inc.	*	92,200	23,191,066
EMC Corp.	*	82,000	1,500,600
Hewlett-Packard Co.		125,300	5,422,984
			30,114,650
Consumer Finance—1.6%
American Express Co.		386,500	15,344,050
Containers & Packaging—0.4%
Rexam plc ADR (United Kingdom)		179,700	4,057,626
Diversified Financial Services—3.1%
Bank of America Corp.		485,700	6,979,509
CME Group, Inc.		700	197,085
IntercontinentalExchange, Inc.	*	28,400	3,210,052
JPMorgan Chase & Co.		490,008	17,939,193
NYSE Euronext		54,700	1,511,361
			29,837,200
Diversified Telecommunication Services—1.0%
AT&T, Inc.		383,006	9,264,915
Electric Utilities—1.3%
Edison International		128,400	4,072,848
Entergy Corp.		67,800	4,855,836
Northeast Utilities		146,900	3,743,012
			12,671,696
Electrical Equipment—0.5%
Emerson Electric Co.		65,200	2,848,588
Rockwell Automation, Inc.	†	36,200	1,777,058
			4,625,646
Electronic Equipment, Instruments & Components—1.3%
Corning, Inc.		35,700	576,555
Tyco Electronics Ltd. (Switzerland)		486,700	12,352,446
			12,929,001

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Energy Equipment & Services—2.3%
Baker Hughes, Inc.	†	78,700	$3,271,559
Cameron International Corp.	*	31,800	1,034,136
FMC Technologies, Inc.	*	30,300	1,595,598
Schlumberger Ltd.		228,100	12,623,054
Weatherford International Ltd. (Switzerland)	*	308,200	4,049,748
			22,574,095
Food & Staples Retailing—3.4%
CVS Caremark Corp.		132,300	3,879,036
Sysco Corp.		507,625	14,502,846
Wal-Mart Stores, Inc.		315,075	15,145,656
			33,527,538
Food Products—3.2%
Archer-Daniels-Midland Co.		142,100	3,669,022
Dean Foods Co.	*	287,200	2,892,104
General Mills, Inc.		103,600	3,679,872
Kraft Foods, Inc., Class A		201,800	5,650,400
Nestle SA ADR (Switzerland)		322,625	15,563,430
			31,454,828
Health Care Equipment & Supplies—3.8%
Becton Dickinson and Co.		1,300	87,906
CareFusion Corp.	*	272,900	6,194,830
Covidien plc (Ireland)		256,700	10,314,206
DENTSPLY International, Inc.	†	390,500	11,679,855
Intuitive Surgical, Inc.	*	3,500	1,104,670
Medtronic, Inc.		3,200	116,064
St. Jude Medical, Inc.	*	35,900	1,295,631
Stryker Corp.		45,500	2,277,730
Zimmer Holdings, Inc.	*	65,300	3,529,465
			36,600,357
Health Care Providers & Services—3.2%
AmerisourceBergen Corp.		335,450	10,650,538
Cardinal Health, Inc.		3,200	107,552
Express Scripts, Inc.	*	154,700	7,273,994
McKesson Corp.		55,700	3,740,812
Medco Health Solutions, Inc.	*	92,700	5,105,916
UnitedHealth Group, Inc.		165,100	4,688,840
WellPoint, Inc.	*	100	4,893
			31,572,545
Health Care Technology—0.1%
Cerner Corp.	*†	7,100	538,819
Hotels, Restaurants & Leisure—2.2%
Carnival Corp.		77,000	2,328,480
Darden Restaurants, Inc.		107,700	4,184,145
Marriott International, Inc., Class A		139,771	4,184,744
McDonald’s Corp.		46,600	3,069,542
Starbucks Corp.		179,300	4,356,990
Starwood Hotels & Resorts Worldwide, Inc.		43,400	1,798,062
Wynn Macau Ltd. (Macau)	*	321,600	524,444
Wynn Resorts Ltd.		8,400	640,668
			21,087,075
Household Durables—0.4%
Stanley Black & Decker, Inc.		81,800	4,132,536
Household Products—1.5%
Kimberly-Clark Corp.		207,000	12,550,410
Procter & Gamble Co. (The)		39,575	2,373,708
			14,924,118
Industrial Conglomerates—5.5%
3M Co.		260,325	20,563,072
General Electric Co.		648,300	9,348,486
McDermott International, Inc.	*	48,200	1,044,012
Textron, Inc.	†	208,900	3,545,033
Tyco International Ltd. (Switzerland)		555,200	19,559,696
			54,060,299
Insurance—3.3%
ACE Ltd. (Switzerland)		54,900	2,826,252
Berkshire Hathaway, Inc., Class B	*	215,000	17,133,350
Marsh & McLennan Cos., Inc.		165,100	3,723,005
Principal Financial Group, Inc.		155,500	3,644,920
Prudential Financial, Inc.		21,700	1,164,422
Unum Group		154,800	3,359,160
			31,851,109
Internet & Catalog Retail—1.4%
Amazon.com, Inc.	*	101,000	11,035,260
Expedia, Inc.		27,600	518,328
Liberty Media Corp.— Interactive, Series A	*	159,900	1,678,950
priceline.com, Inc.	*	2,800	494,312
			13,726,850
Internet Software & Services—2.9%
Akamai Technologies, Inc.	*	43,800	1,776,966
Baidu, Inc. ADR (China)	*	47,300	3,220,184
eBay, Inc.	*	263,400	5,165,274
Google, Inc., Class A	*	32,700	14,549,865
Tencent Holdings Ltd. (China)	†	207,200	3,432,734
			28,145,023
IT Services—4.7%
Accenture plc, Class A (Ireland)		421,075	16,274,549
Automatic Data Processing, Inc.		371,625	14,961,622
Fiserv, Inc.	*	30,400	1,388,064
International Business Machines Corp.		26,600	3,284,568
Mastercard, Inc., Class A		21,900	4,369,707
Visa, Inc., Class A	†	72,600	5,136,450
Western Union Co. (The)		59,100	881,181
			46,296,141
Leisure Equipment & Products—0.5%
Mattel, Inc.		219,000	4,634,040
Life Sciences Tools & Services—0.0%
Life Technologies Corp.	*	6,400	302,400
Thermo Fisher Scientific, Inc.	*	3,200	156,960
			459,360
Machinery—2.1%
Danaher Corp.	†	269,000	9,985,280
Deere & Co.		9,600	534,528
Illinois Tool Works, Inc.		6,400	264,192

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Ingersoll-Rand plc (Ireland)	†	156,800	$5,408,032
PACCAR, Inc.		100,800	4,018,896
			20,210,928
Media—4.5%
CBS Corp., Class B		399,500	5,165,535
Comcast Corp., Class A		341,700	5,935,329
Discovery Communications, Inc., Series C	*	83,650	2,587,294
McGraw-Hill Cos., Inc. (The)	†	357,300	10,054,422
Omnicom Group, Inc.		20,800	713,440
Time Warner, Inc.		536,883	15,521,288
Walt Disney Co. (The)		122,400	3,855,600
			43,832,908
Metals & Mining—0.8%
Cliffs Natural Resources, Inc.		73,100	3,447,396
Steel Dynamics, Inc.		302,100	3,984,699
			7,432,095
Multiline Retail—1.5%
Dollar Tree, Inc.	*	7,650	318,469
Kohl’s Corp.	*	189,000	8,977,500
Target Corp.		106,100	5,216,937
			14,512,906
Oil, Gas & Consumable Fuels—3.7%
Chevron Corp.		109,700	7,444,242
ConocoPhillips		186,700	9,165,103
EOG Resources, Inc.		53,300	5,243,121
Exxon Mobil Corp.		300	17,121
Hess Corp.		58,200	2,929,788
Occidental Petroleum Corp.		65,000	5,014,750
Peabody Energy Corp.		14,700	575,211
Range Resources Corp.		17,600	706,640
Southwestern Energy Co.	*	22,500	869,400
Suncor Energy, Inc. (Canada)		300	8,832
Ultra Petroleum Corp.	*	3,200	141,600
Valero Energy Corp.		195,500	3,515,090
			35,630,898
Pharmaceuticals—3.6%
Abbott Laboratories		94,000	4,397,320
Allergan, Inc.		62,500	3,641,250
Johnson & Johnson		59,200	3,496,352
Merck & Co., Inc.		201,740	7,054,848
Pfizer, Inc.		766,200	10,926,012
Shire plc ADR (Ireland)	†	14,700	902,286
Teva Pharmaceutical Industries Ltd. ADR (Israel)		92,100	4,788,279
			35,206,347
Road & Rail—0.2%
Union Pacific Corp.		29,100	2,022,741
Semiconductors & Semiconductor Equipment—3.0%
Altera Corp.	†	75,800	1,880,598
Broadcom Corp., Class A		87,700	2,891,469
First Solar, Inc.	*†	600	68,298
Intel Corp.		304,900	5,930,305
Marvell Technology Group Ltd. (Bermuda)	*	241,200	3,801,312
Maxim Integrated Products, Inc.	†	206,200	3,449,726
NVIDIA Corp.	*	37,000	377,770
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)		434,800	4,243,648
Texas Instruments, Inc.		154,800	3,603,744
Xilinx, Inc.		134,200	3,389,892
			29,636,762
Software—0.9%
Adobe Systems, Inc.	*	300	7,929
Autodesk, Inc.	*	22,600	550,536
Intuit, Inc.	*	21,100	733,647
McAfee, Inc.	*	26,200	804,864
Microsoft Corp.		270,300	6,219,603
Salesforce.com, Inc.	*†	3,300	283,206
			8,599,785
Specialty Retail—2.1%
Bed Bath & Beyond, Inc.	*	75,100	2,784,708
CarMax, Inc.	*†	11,100	220,890
Gap, Inc. (The)		22,500	437,850
Home Depot, Inc.		300	8,421
Lowe’s Cos., Inc.		353,700	7,222,554
O’Reilly Automotive, Inc.	*	41,400	1,968,984
Staples, Inc.		387,825	7,388,066
			20,031,473
Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc.		39,100	1,429,105
NIKE, Inc., Class B		36,800	2,485,840
			3,914,945
Tobacco—0.4%
Philip Morris International, Inc.		83,800	3,841,392
Trading Companies & Distributors—1.3%
Fastenal Co.	†	60,600	3,041,514
W.W. Grainger, Inc.	†	100,500	9,994,725
			13,036,239
Wireless Telecommunication Services—0.6%
American Tower Corp., Class A	*	131,400	5,847,300

TOTAL COMMON STOCKS
(Cost $882,752,936)			940,548,237

CASH EQUIVALENTS—8.2%
Institutional Money Market Funds—8.2%
Dreyfus Institutional Cash Advantage Fund	††	6,708,000	6,708,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		35,703,983	35,703,983
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	12,388,188	12,388,188
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class	††	5,720,000	5,720,000

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value
CASH EQUIVALENTS—(Continued)
Short-Term Investments Trust Liquid Assets Portfolio	††	7,400,000	$7,400,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	5,540,000	5,540,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	6,400,000	6,400,000
TOTAL CASH EQUIVALENTS
(Cost $79,860,171)			79,860,171
TOTAL INVESTMENTS—104.7%
(Cost $962,613,107)			1,020,408,408
Other assets less liabilities—(4.7%)			(45,779,086)
NET ASSETS—100.0%			$974,629,322

Notes to the Schedule of Investments:
ADR	American Depositary Receipt
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint
Growth Fund

		Shares	Value
COMMON STOCKS—94.5%
Aerospace & Defense—2.8%
Boeing Co. (The)		70,600	$4,430,150
Goodrich Corp.		255,068	16,898,255
Honeywell International, Inc.		220,850	8,619,776
United Technologies Corp.		238,900	15,506,999
			45,455,180
Air Freight & Logistics—1.2%
Expeditors International of Washington, Inc.		231,600	7,992,516
FedEx Corp.		167,520	11,744,827
			19,737,343
Automobiles—0.6%
Ford Motor Co.	*	889,412	8,965,273
Beverages—6.1%
Anheuser-Busch InBev NV ADR (Belgium)	†	75,700	3,634,357
Coca-Cola Co. (The)		459,400	23,025,128
Diageo plc ADR (United Kingdom)	†	200,653	12,588,969
PepsiCo, Inc.		968,180	59,010,571
			98,259,025
Biotechnology—3.1%
Amgen, Inc.	*	176,000	9,257,600
Celgene Corp.	*	374,620	19,038,188
Genzyme Corp.	*	433,900	22,029,103
			50,324,891
Capital Markets—2.0%
Bank of New York Mellon Corp. (The)		227,100	5,607,099
Goldman Sachs Group, Inc. (The)		178,000	23,366,060
Morgan Stanley		137,100	3,182,091
			32,155,250
Chemicals—2.3%
Air Products & Chemicals, Inc.		124,850	8,091,529
Dow Chemical Co. (The)		132,300	3,138,156
Monsanto Co.		158,900	7,344,358
Nalco Holding Co.		382,718	7,830,410
Potash Corp. of Saskatchewan, Inc. (Canada)		34,200	2,949,408
Syngenta AG ADR (Switzerland)	†	165,700	7,597,345
			36,951,206
Commercial Banks—2.4%
Fifth Third Bancorp		345,600	4,247,424
SunTrust Banks, Inc.		100,036	2,330,839
U.S. Bancorp		128,700	2,876,445
Wells Fargo & Co.		1,160,700	29,713,920
			39,168,628
Communications Equipment—4.1%
Cisco Systems, Inc.	*	1,714,875	36,543,986
F5 Networks, Inc.	*	57,000	3,908,490
QUALCOMM, Inc.		798,200	26,212,888
			66,665,364
Computers & Peripherals—6.6%
Apple, Inc.	*	221,570	55,731,502
EMC Corp.	*	1,576,300	28,846,290
Hewlett-Packard Co.		287,300	12,434,344
NetApp, Inc.	*	151,519	5,653,174
SanDisk Corp.	*	83,600	3,517,052
			106,182,362
Construction & Engineering—0.6%
Quanta Services, Inc.	*	435,700	8,997,205
Construction Materials—0.4%
Martin Marietta Materials, Inc.	†	28,570	2,423,022
Vulcan Materials Co.		77,200	3,383,676
			5,806,698
Consumer Finance—2.0%
American Express Co.		645,100	25,610,470
Capital One Financial Corp.		165,157	6,655,827
			32,266,297
Diversified Financial Services—1.4%
Bank of America Corp.		649,282	9,330,182
Citigroup, Inc.	*	763,800	2,871,888
JPMorgan Chase & Co.		270,900	9,917,649
			22,119,719
Electrical Equipment—0.9%
Cooper Industries plc		67,700	2,978,800
Emerson Electric Co.		254,950	11,138,766
			14,117,566
Electronic Equipment, Instruments & Components—0.3%
Corning, Inc.		282,900	4,568,835
Energy Equipment & Services—3.4%
ENSCO plc ADR (United Kingdom)		51,100	2,007,208
Halliburton Co.		662,550	16,265,603
National Oilwell Varco, Inc.		263,300	8,707,331
Schlumberger Ltd.		243,710	13,486,911
Transocean Ltd. (Switzerland)	*	161,700	7,491,561
Weatherford International Ltd. (Switzerland)	*	531,850	6,988,509
			54,947,123
Food & Staples Retailing—2.7%
Costco Wholesale Corp.		156,400	8,575,412
Kroger Co. (The)		103,300	2,033,977
Wal-Mart Stores, Inc.		571,675	27,480,417
Whole Foods Market, Inc.	*†	161,400	5,813,628
			43,903,434
Food Products—1.1%
Kellogg Co.		162,700	8,183,810
Kraft Foods, Inc., Class A		151,300	4,236,400
Mead Johnson Nutrition Co.		119,750	6,001,870
			18,422,080
Health Care Equipment & Supplies—2.9%
Alcon, Inc. (Switzerland)		54,840	8,126,740
Covidien plc (Ireland)		259,850	10,440,773
Intuitive Surgical, Inc.	*	26,600	8,395,492
Medtronic, Inc.		490,000	17,772,300

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint
Growth Fund

		Shares	Value
COMMON STOCKS—(Continued)
Stryker Corp.		34,900	$1,747,094
			46,482,399
Health Care Providers & Services—0.7%
Aetna, Inc.		287,400	7,581,612
Medco Health Solutions, Inc.	*	68,500	3,772,980
			11,354,592
Hotels, Restaurants & Leisure—1.7%
Las Vegas Sands Corp.	*†	458,845	10,158,828
McDonald’s Corp.		158,600	10,446,982
MGM Resorts International	*†	134,100	1,292,724
Starbucks Corp.		232,000	5,637,600
			27,536,134
Household Products—3.4%
Procter & Gamble Co. (The)		912,000	54,701,760
Industrial Conglomerates—1.7%
3M Co.		209,700	16,564,203
General Electric Co.		593,000	8,551,060
McDermott International, Inc.	*	85,100	1,843,266
			26,958,529
Insurance—1.0%
ACE Ltd. (Switzerland)		47,010	2,420,075
Berkshire Hathaway, Inc., Class B	*	147,350	11,742,321
Marsh & McLennan Cos., Inc.		90,700	2,045,285
			16,207,681
Internet & Catalog Retail—2.0%
Amazon.com, Inc.	*	242,550	26,501,013
priceline.com, Inc.	*	32,900	5,808,166
			32,309,179
Internet Software & Services—2.4%
Equinix, Inc.	*†	31,400	2,550,308
Google, Inc., Class A	*	58,940	26,225,353
Rackspace Hosting, Inc.	*†	550,254	10,091,658
			38,867,319
IT Services—6.3%
Automatic Data Processing, Inc.		604,000	24,317,040
Cognizant Technology Solutions Corp., Class A	*	92,762	4,643,666
International Business Machines Corp.		343,470	42,411,675
Mastercard, Inc., Class A		39,200	7,821,576
Paychex, Inc.	†	309,500	8,037,715
Visa, Inc., Class A	†	207,700	14,694,775
			101,926,447
Life Sciences Tools & Services—1.5%
Illumina, Inc.	*†	114,400	4,979,832
Thermo Fisher Scientific, Inc.	*	376,100	18,447,705
			23,427,537
Machinery—0.7%
Caterpillar, Inc.		97,000	5,826,790
Deere & Co.		88,834	4,946,277
			10,773,067
Media—2.5%
Comcast Corp., Class A		228,400	3,967,308
Sirius XM Radio, Inc.	*†	1,221,500	1,159,814
Viacom, Inc., Class B		194,550	6,103,034
Walt Disney Co. (The)		943,600	29,723,400
			40,953,556
Metals & Mining—1.0%
Allegheny Technologies, Inc.		65,000	2,872,350
Barrick Gold Corp. (Canada)		48,900	2,220,549
Cliffs Natural Resources, Inc.		45,540	2,147,666
Newmont Mining Corp.		133,300	8,229,942
			15,470,507
Multiline Retail—1.4%
Kohl’s Corp.	*	277,300	13,171,750
Target Corp.		201,750	9,920,048
			23,091,798
Oil, Gas & Consumable Fuels—3.1%
Cenovus Energy, Inc. (Canada)		261,700	6,749,243
ConocoPhillips		103,500	5,080,815
Denbury Resources, Inc.	*	240,200	3,516,528
EnCana Corp. (Canada)		148,430	4,503,366
Occidental Petroleum Corp.		142,890	11,023,964
Peabody Energy Corp.		276,000	10,799,880
Suncor Energy, Inc. (Canada)		269,450	7,932,608
			49,606,404
Personal Products—0.9%
Avon Products, Inc.		352,900	9,351,850
Estee Lauder Cos., Inc. (The), Class A		106,203	5,918,693
			15,270,543
Pharmaceuticals—6.2%
Abbott Laboratories		418,300	19,568,074
Allergan, Inc.		133,900	7,801,014
Elan Corp. plc ADR (Ireland)	*	756,400	3,403,800
Johnson & Johnson		686,868	40,566,424
Merck & Co., Inc.		89,600	3,133,312
Roche Holding AG ADR (Switzerland)		94,500	3,241,350
Teva Pharmaceutical Industries Ltd. ADR (Israel)		227,160	11,810,049
Warner Chilcott plc, Class A (Ireland)	*	415,267	9,488,851
			99,012,874
Professional Services—0.2%
Verisk Analytics, Inc., Class A	*	91,200	2,726,880
Semiconductors & Semiconductor Equipment—1.9%
Broadcom Corp., Class A		393,200	12,963,804
Intel Corp.		339,300	6,599,385
Marvell Technology Group Ltd. (Bermuda)	*	715,300	11,273,128
			30,836,317
Software—5.1%
Adobe Systems, Inc.	*	205,350	5,427,400
Autodesk, Inc.	*	284,800	6,937,728

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint
Growth Fund

		Shares	Value
COMMON STOCKS—(Continued)
Microsoft Corp.		1,793,450	$41,267,285
Nuance Communications, Inc.	*†	543,763	8,129,257
Oracle Corp.		555,600	11,923,176
Red Hat, Inc.	*	278,631	8,063,581
			81,748,427
Specialty Retail—2.2%
Bed Bath & Beyond, Inc.	*	162,900	6,040,332
Best Buy Co., Inc.		144,500	4,892,770
Home Depot, Inc.		220,300	6,183,821
Lowe’s Cos., Inc.		866,300	17,689,846
			34,806,769
Textiles, Apparel & Luxury Goods—1.1%
NIKE, Inc., Class B		260,540	17,599,477
Water Utilities—0.2%
American Water Works Co., Inc.		144,000	2,966,400
Wireless Telecommunication Services—0.4%
NII Holdings, Inc.	*	86,200	2,803,224
Rogers Communications, Inc., Class B (Canada)		87,200	2,856,672
			5,659,896
TOTAL COMMON STOCKS
(Cost $1,484,648,604)			1,519,307,971

CASH EQUIVALENTS—7.9%
Institutional Money Market Funds—7.9%
Dreyfus Institutional Cash Advantage Fund	††	6,800,000	6,800,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		88,338,814	88,338,814
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	5,423,131	5,423,131
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class	††	6,800,000	6,800,000
Short-Term Investments Trust Liquid Assets Portfolio	††	6,800,000	6,800,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	6,800,000	6,800,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	6,800,000	6,800,000
TOTAL CASH EQUIVALENTS
(Cost $127,761,945)			127,761,945
TOTAL INVESTMENTS—102.4%
(Cost $1,612,410,549)			1,647,069,916
Other assets less liabilities—(2.4%)			(38,735,014)
NET ASSETS—100.0%			$1,608,334,902

Notes to the Schedule of Investments:
ADR	American Depositary Receipt
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint
Select Value Fund

		Shares	Value
COMMON STOCKS—96.2%
Aerospace & Defense—2.5%
ITT Corp.		10,400	$467,168
L-3 Communications Holdings, Inc.		30,500	2,160,620
Rockwell Collins, Inc.		23,500	1,248,555
TransDigm Group, Inc.		57,219	2,919,886
			6,796,229
Air Freight & Logistics—0.3%
Atlas Air Worldwide Holdings, Inc.	*	18,800	893,000
Auto Components—1.4%
BorgWarner, Inc.	*	67,100	2,505,514
Lear Corp.	*	22,150	1,466,330
			3,971,844
Capital Markets—0.8%
Ameriprise Financial, Inc.		59,575	2,152,445
Chemicals—1.1%
Celanese Corp., Class A		23,350	581,648
CF Industries Holdings, Inc.		11,975	759,814
Eastman Chemical Co.		31,975	1,706,186
			3,047,648
Commercial Banks—2.8%
Bank of Hawaii Corp.	†	59,800	2,891,330
Comerica, Inc.		55,050	2,027,492
Fifth Third Bancorp		131,650	1,617,979
KeyCorp		142,950	1,099,285
			7,636,086
Commercial Services & Supplies—3.0%
Cintas Corp.		70,400	1,687,488
R.R. Donnelley & Sons Co.		176,113	2,882,970
Steelcase, Inc., Class A	†	309,600	2,399,400
United Stationers, Inc.	*†	25,450	1,386,261
			8,356,119
Communications Equipment—0.8%
Comtech Telecommunications Corp.	*†	57,100	1,709,003
JDS Uniphase Corp.	*	58,475	575,394
			2,284,397
Computers & Peripherals—0.9%
Lexmark International, Inc., Class A	*†	15,850	523,526
Teradata Corp.	*	62,900	1,917,192
			2,440,718
Construction & Engineering—0.9%
Fluor Corp.		18,500	786,250
Jacobs Engineering Group, Inc.	*†	46,000	1,676,240
			2,462,490
Consumer Finance—0.8%
Discover Financial Services		162,750	2,275,245
Containers & Packaging—3.1%
AptarGroup, Inc.	†	51,000	1,928,820
Bemis Co., Inc.		101,600	2,743,200
Sonoco Products Co.		126,400	3,852,672
			8,524,692
Diversified Consumer Services—0.7%
H&R Block, Inc.		122,000	1,914,180
Diversified Telecommunication Services—0.8%
Qwest Communications International, Inc.		414,300	2,175,075
Electric Utilities—1.8%
Pinnacle West Capital Corp.		76,900	2,796,084
Progress Energy, Inc.		25,075	983,441
Westar Energy, Inc.		49,300	1,065,373
			4,844,898
Electrical Equipment—1.7%
Acuity Brands, Inc.	†	30,800	1,120,504
Cooper Industries plc		20,425	898,700
General Cable Corp.	*	39,925	1,064,001
Hubbell, Inc., Class B		42,300	1,678,887
			4,762,092
Electronic Equipment, Instruments & Components—2.1%
Arrow Electronics, Inc.	*	79,500	1,776,825
Avnet, Inc.	*	74,000	1,784,140
Ingram Micro, Inc., Class A	*	139,300	2,115,967
			5,676,932
Energy Equipment & Services—2.0%
Complete Production Services, Inc.	*	68,975	986,343
Nabors Industries Ltd. (Bermuda)	*	111,400	1,962,868
Oil States International, Inc.	*	30,375	1,202,242
Pride International, Inc.	*	59,500	1,329,230
			5,480,683
Food & Staples Retailing—2.0%
Kroger Co. (The)		97,400	1,917,806
Ruddick Corp.	†	70,171	2,174,599
Sysco Corp.		46,200	1,319,934
			5,412,339
Food Products—2.9%
Campbell Soup Co.		39,200	1,404,536
Del Monte Foods Co.		81,050	1,166,310
H.J. Heinz Co.		31,300	1,352,786
Sara Lee Corp.		204,600	2,884,860
Tyson Foods, Inc., Class A		69,050	1,131,729
			7,940,221
Gas Utilities—2.4%
Energen Corp.		41,100	1,821,963
Questar Corp.		86,700	3,943,983
UGI Corp.		37,500	954,000
			6,719,946
Health Care Equipment & Supplies—1.7%
Beckman Coulter, Inc.		50,489	3,043,982
Stryker Corp.		31,500	1,576,890
			4,620,872
Health Care Providers & Services—2.2%
AmerisourceBergen Corp.		53,225	1,689,894
CIGNA Corp.		50,300	1,562,318
Health Management Associates, Inc., Class A	*	148,450	1,153,457
Health Net, Inc.	*	64,825	1,579,785
			5,985,454

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint
Select Value Fund

		Shares	Value
COMMON STOCKS—(Continued)
Hotels, Restaurants & Leisure—1.8%
Burger King Holdings, Inc.		81,500	$1,372,460
Darden Restaurants, Inc.		46,000	1,787,100
Wyndham Worldwide Corp.		86,500	1,742,110
			4,901,670
Household Durables—1.1%
Mohawk Industries, Inc.	*	26,100	1,194,336
Newell Rubbermaid, Inc.		22,800	333,792
Stanley Black & Decker, Inc.		18,250	921,990
Whirlpool Corp.		5,400	474,228
			2,924,346
Industrial Conglomerates—1.0%
Carlisle Cos., Inc.		77,300	2,792,849
Insurance—12.3%
Alleghany Corp.	*	9,583	2,810,694
Allied World Assurance Co. Holdings Ltd. (Bermuda)		33,700	1,529,306
Allstate Corp. (The)		192,500	5,530,525
Arch Capital Group Ltd. (Bermuda)	*	55,900	4,164,550
Brown & Brown, Inc.	†	71,800	1,374,252
Endurance Specialty Holdings Ltd. (Bermuda)	†	53,600	2,011,608
Fidelity National Financial, Inc., Class A		172,500	2,240,775
Genworth Financial, Inc., Class A	*	79,050	1,033,183
Hartford Financial Services Group, Inc.		72,075	1,595,020
HCC Insurance Holdings, Inc.		116,900	2,894,444
Lincoln National Corp.		150,560	3,657,102
Progressive Corp. (The)		91,900	1,720,368
W.R. Berkley Corp.		54,900	1,452,654
XL Capital Ltd., Class A (Bermuda)		115,075	1,842,351
			33,856,832
IT Services—5.1%
Amdocs Ltd. (Guernsey, Channel Islands)	*	50,200	1,347,870
Computer Sciences Corp.		80,167	3,627,557
Convergys Corp.	*†	153,000	1,500,930
Hewitt Associates, Inc., Class A	*	57,400	1,978,004
SAIC, Inc.	*	114,100	1,910,034
Total System Services, Inc.	†	126,900	1,725,840
Western Union Co. (The)		133,300	1,987,503
			14,077,738
Leisure Equipment & Products—0.5%
Mattel, Inc.		68,000	1,438,880
Machinery—2.3%
Dover Corp.		68,000	2,841,720
Eaton Corp.		16,250	1,063,400
Parker Hannifin Corp.		17,350	962,231
Pentair, Inc.		45,800	1,474,760
			6,342,111
Media—1.4%
Omnicom Group, Inc.		55,100	1,889,930
Viacom, Inc., Class B		59,800	1,875,926
			3,765,856
Metals & Mining—0.6%
Cliffs Natural Resources, Inc.		19,100	900,756
Reliance Steel & Aluminum Co.		21,775	787,166
			1,687,922
Multiline Retail—1.2%
Family Dollar Stores, Inc.		35,500	1,337,995
Kohl’s Corp.	*	42,650	2,025,875
			3,363,870
Multi-Utilities—4.4%
CMS Energy Corp.	†	148,750	2,179,188
DTE Energy Co.	†	57,650	2,629,416
OGE Energy Corp.		44,800	1,637,888
PG&E Corp.		63,000	2,589,300
SCANA Corp.		42,500	1,519,800
Xcel Energy, Inc.		81,900	1,687,959
			12,243,551
Office Electronics—0.4%
Xerox Corp.		146,550	1,178,262
Oil, Gas & Consumable Fuels—4.1%
Alpha Natural Resources, Inc.	*	43,850	1,485,200
Chesapeake Energy Corp.		66,425	1,391,604
Cimarex Energy Co.		29,700	2,125,926
El Paso Corp.		72,750	808,252
EOG Resources, Inc.		5,700	560,709
Newfield Exploration Co.	*	32,375	1,581,842
Southwestern Energy Co.	*	37,700	1,456,728
Valero Energy Corp.		37,700	677,846
Whiting Petroleum Corp.	*	15,750	1,235,115
			11,323,222
Paper & Forest Products—0.6%
International Paper Co.		76,125	1,722,709
Personal Products—0.5%
Nu Skin Enterprises, Inc., Class A		59,200	1,475,856
Professional Services—2.2%
Dun & Bradstreet Corp.		21,000	1,409,520
Equifax, Inc.		69,100	1,938,946
Manpower, Inc.		29,600	1,278,128
Towers Watson & Co., Class A		37,500	1,456,875
			6,083,469
Real Estate Investment Trusts (REITs)—6.2%
Annaly Capital Management, Inc. REIT		104,800	1,797,320
BioMed Realty Trust, Inc. REIT		58,750	945,288
Duke Realty Corp. REIT		324,132	3,678,898
DuPont Fabros Technology, Inc. REIT		54,300	1,333,608
Home Properties, Inc. REIT	†	38,320	1,727,082

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint
Select Value Fund

		Shares	Value
COMMON STOCKS—(Continued)
Mack-Cali Realty Corp. REIT		47,775	$1,420,351
Simon Property Group, Inc. REIT		69,605	5,620,604
Vornado Realty Trust REIT		9,550	696,672
			17,219,823
Real Estate Management & Development—0.5%
CB Richard Ellis Group, Inc., Class A	*	91,175	1,240,892
Road & Rail—2.0%
Canadian Pacific Railway Ltd. (Canada)		22,350	1,198,407
Ryder System, Inc.	†	36,600	1,472,418
Werner Enterprises, Inc.	†	127,800	2,797,542
			5,468,367
Semiconductors & Semiconductor Equipment—3.5%
Analog Devices, Inc.		56,100	1,562,946
Microchip Technology, Inc.	†	97,700	2,710,198
Micron Technology, Inc.	*	178,550	1,515,889
National Semiconductor Corp.		126,600	1,704,036
Teradyne, Inc.	*†	157,625	1,536,844
Veeco Instruments, Inc.	*†	20,650	707,882
			9,737,795
Software—0.8%
Informatica Corp.	*	26,400	630,432
Synopsys, Inc.	*	74,800	1,561,076
			2,191,508
Specialty Retail—0.9%
AutoZone, Inc.	*	2,400	463,728
PetSmart, Inc.		49,575	1,495,678
Williams-Sonoma, Inc.		18,325	454,826
			2,414,232
Textiles, Apparel & Luxury Goods—1.5%
Phillips-Van Heusen Corp.		33,400	1,545,418
V.F. Corp.		36,600	2,605,188
			4,150,606
Thrifts & Mortgage Finance—0.7%
First Niagara Financial Group, Inc.		155,900	1,953,427
Tobacco—0.4%
Reynolds American, Inc.		23,725	1,236,547
Trading Companies & Distributors—0.6%
United Rentals, Inc.	*†	190,066	1,771,415
Water Utilities—0.6%
American Water Works Co., Inc.		80,800	1,664,480
Wireless Telecommunication Services—0.3%
NTELOS Holdings Corp.	†	54,400	935,680
TOTAL COMMON STOCKS
(Cost $255,979,991)			265,537,520

CASH EQUIVALENTS—11.6%
Institutional Money Market Funds—11.6%
Dreyfus Institutional Cash Advantage Fund	††	2,000,000	2,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		12,047,169	12,047,169
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	5,341,909	5,341,909
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class	††	3,185,000	3,185,000
Short-Term Investments Trust Liquid Assets Portfolio	††	3,185,000	3,185,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	3,185,000	3,185,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	3,185,000	3,185,000
TOTAL CASH EQUIVALENTS
(Cost $32,129,078)			32,129,078
TOTAL INVESTMENTS—107.8%
(Cost $288,109,069)			297,666,598
Other assets less liabilities—(7.8%)			(21,604,375)
NET ASSETS—100.0%			$276,062,223

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—97.3%
Aerospace & Defense—1.5%
ITT Corp.		77,500	$3,481,300
Rockwell Collins, Inc.		208,500	11,077,605
			14,558,905
Air Freight & Logistics—2.3%
C.H. Robinson Worldwide, Inc.		195,700	10,892,662
Expeditors International of Washington, Inc.		200,300	6,912,353
FedEx Corp.		58,100	4,073,391
			21,878,406
Airlines—2.2%
Continental Airlines, Inc., Class B	*	451,100	9,924,200
Delta Air Lines, Inc.	*	339,000	3,983,250
Southwest Airlines Co.		654,700	7,273,717
			21,181,167
Biotechnology—2.6%
Alkermes, Inc.	*	433,549	5,397,685
Amylin Pharmaceuticals, Inc.	*	328,600	6,177,680
Biogen Idec, Inc.	*	122,100	5,793,645
Cephalon, Inc.	*	72,400	4,108,700
Human Genome Sciences, Inc.	*	141,100	3,197,326
			24,675,036
Building Products—0.8%
Lennox International, Inc.		149,200	6,202,244
Masco Corp.		173,700	1,869,012
			8,071,256
Capital Markets—3.8%
Bank of New York Mellon Corp. (The)		392,000	9,678,480
Fortress Investment Group LLC, Class A	*	1,350,800	3,876,796
Invesco Ltd.		199,600	3,359,268
Penson Worldwide, Inc.	*†	398,400	2,246,976
SEI Investments Co.		496,300	10,104,668
TD Ameritrade Holding Corp.	*	205,800	3,148,740
Waddell & Reed Financial, Inc., Class A		180,400	3,947,152
			36,362,080
Chemicals—1.2%
Ecolab, Inc.		152,400	6,844,284
Nalco Holding Co.		216,700	4,433,682
			11,277,966
Commercial Banks—2.4%
First Interstate Bancsystem, Inc.	†	214,900	3,380,377
KeyCorp		813,000	6,251,970
PrivateBancorp, Inc.		249,800	2,767,784
Synovus Financial Corp.		2,526,900	6,418,326
Western Alliance Bancorp	*†	531,900	3,813,723
			22,632,180
Commercial Services & Supplies—1.1%
Copart, Inc.	*	230,000	8,236,300
Stericycle, Inc.	*	38,000	2,492,040
			10,728,340
Communications Equipment—0.3%
Juniper Networks, Inc.	*	123,600	2,820,552
Computers & Peripherals—2.8%
Dell, Inc.	*	1,117,000	13,471,020
NetApp, Inc.	*	315,100	11,756,381
Teradata Corp.	*	47,500	1,447,800
			26,675,201
Construction & Engineering—2.1%
ACS Actividades de Construccion y Servicios SA (Spain)	†	304,000	11,171,752
Quanta Services, Inc.	*	226,600	4,679,290
URS Corp.	*	105,200	4,139,620
			19,990,662
Construction Materials—1.1%
Cemex SAB de CV ADR (Mexico)	*	1,048,591	10,139,875
Consumer Finance—0.5%
Capital One Financial Corp.		110,500	4,453,150
Containers & Packaging—0.4%
Owens-Illinois, Inc.	*	138,400	3,660,680
Diversified Consumer Services—2.5%
Apollo Group, Inc., Class A	*	62,800	2,667,116
Career Education Corp.	*†	249,300	5,738,886
ITT Educational Services, Inc.	*†	64,700	5,371,394
Strayer Education, Inc.	†	49,300	10,248,977
			24,026,373
Diversified Financial Services—1.4%
IntercontinentalExchange, Inc.	*	37,800	4,272,534
KKR Financial Holdings LLC		1,220,000	9,101,200
			13,373,734
Diversified Telecommunication Services—1.7%
Level 3 Communications, Inc.	*	6,017,000	6,558,530
tw telecom inc.	*	590,000	9,841,200
			16,399,730
Electrical Equipment—0.4%
AMETEK, Inc.		90,600	3,637,590
Electronic Equipment, Instruments & Components—0.9%
Amphenol Corp., Class A		77,300	3,036,344
Dolby Laboratories, Inc., Class A	*†	51,200	3,209,728
FLIR Systems, Inc.	*	64,100	1,864,669
			8,110,741
Energy Equipment & Services—1.3%
Cameron International Corp.	*	98,500	3,203,220
Exterran Holdings, Inc.	*†	196,800	5,079,408
Transocean Ltd. (Switzerland)	*	80,000	3,706,400
			11,989,028
Food & Staples Retailing—0.7%
Safeway, Inc.		278,800	5,481,208
Whole Foods Market, Inc.	*	39,800	1,433,596
			6,914,804

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Food Products—0.5%
Campbell Soup Co.		146,000	$5,231,180
Health Care Equipment & Supplies—3.8%
Beckman Coulter, Inc.		117,200	7,065,988
Boston Scientific Corp.	*	1,182,900	6,860,820
Gen-Probe, Inc.	*	110,300	5,009,826
ResMed, Inc.	*	134,350	8,169,824
Stryker Corp.		97,200	4,865,832
Zimmer Holdings, Inc.	*	69,600	3,761,880
			35,734,170
Health Care Providers & Services—4.5%
DaVita, Inc.	*	227,200	14,186,368
Express Scripts, Inc.	*	126,900	5,966,838
Laboratory Corp. of America Holdings	*	54,200	4,083,970
Lincare Holdings, Inc.	*†	414,700	13,481,897
WellPoint, Inc.	*	103,200	5,049,576
			42,768,649
Hotels, Restaurants & Leisure—2.2%
Burger King Holdings, Inc.		217,800	3,667,752
International Game Technology		176,800	2,775,760
Yum! Brands, Inc.		361,000	14,093,440
			20,536,952
Household Durables—1.3%
Lennar Corp., Class A		352,700	4,906,057
NVR, Inc.	*†	11,200	7,336,336
			12,242,393
Household Products—0.9%
Church & Dwight Co., Inc.		52,200	3,273,462
Energizer Holdings, Inc.	*	108,000	5,430,240
			8,703,702
Independent Power Producers & Energy Traders—0.8%
Calpine Corp.	*	563,000	7,161,360
Industrial Conglomerates—0.5%
Koninklijke Philips Electronics NV NYRS (Netherlands)		166,000	4,953,440
Insurance—9.4%
Aflac, Inc.		119,500	5,099,065
Allied World Assurance Co. Holdings Ltd. (Bermuda)		116,800	5,300,384
AON Corp.		315,900	11,726,208
Arch Capital Group Ltd. (Bermuda)	*	47,600	3,546,200
Assured Guaranty Ltd. (Bermuda)	†	930,000	12,341,100
Fairfax Financial Holdings Ltd. (Canada)	†	47,000	17,423,370
Genworth Financial, Inc., Class A	*	491,500	6,423,905
NKSJ Holdings, Inc. (Japan)	*	1,134,000	6,784,889
Prudential Financial, Inc.		48,000	2,575,680
RenaissanceRe Holdings Ltd. (Bermuda)		143,300	8,063,491
Syncora Holdings Ltd. (Bermuda)	*†	626,661	59,533
Torchmark Corp.	†	77,200	3,822,172
Validus Holdings Ltd. (Bermuda)		115,945	2,831,377
XL Capital Ltd., Class A (Bermuda)		177,500	2,841,775
			88,839,149
Internet & Catalog Retail—1.1%
Expedia, Inc.		159,500	2,995,410
Liberty Media Corp.— Interactive, Series A	*	671,275	7,048,388
			10,043,798
Internet Software & Services—2.5%
DealerTrack Holdings, Inc.	*†	161,300	2,653,385
eBay, Inc.	*	339,000	6,647,790
Rackspace Hosting, Inc.	*†	317,900	5,830,286
VeriSign, Inc.	*†	312,500	8,296,875
			23,428,336
IT Services—3.4%
Alliance Data Systems Corp.	*†	89,200	5,309,184
Amdocs Ltd. (Guernsey, Channel Islands)	*	309,700	8,315,445
Euronet Worldwide, Inc.	*	189,650	2,425,624
Global Payments, Inc.		112,400	4,107,096
NeuStar, Inc., Class A	*	211,200	4,354,944
Paychex, Inc.		176,100	4,573,317
Western Union Co. (The)		188,100	2,804,571
			31,890,181
Leisure Equipment & Products—0.7%
Hasbro, Inc.		101,400	4,167,540
Pool Corp.	†	119,100	2,610,672
			6,778,212
Life Sciences Tools & Services—0.9%
Mettler-Toledo International, Inc. (Switzerland)	*	19,800	2,210,274
QIAGEN NV (Netherlands)	*†	311,500	5,987,030
			8,197,304
Machinery—2.1%
Joy Global, Inc.		83,100	4,162,479
PACCAR, Inc.		172,200	6,865,614
Parker Hannifin Corp.		56,500	3,133,490
Snap-On, Inc.		72,600	2,970,066
SPX Corp.		57,400	3,031,294
			20,162,943
Media—5.3%
DIRECTV, Class A	*	562,000	19,063,040
Discovery Communications, Inc., Series C	*	234,200	7,243,806
National CineMedia, Inc.		143,800	2,395,708
Virgin Media, Inc.	†	482,400	8,051,256
Walt Disney Co. (The)		443,000	13,954,500
			50,708,310
Multiline Retail—0.5%
J.C. Penney Co., Inc.		204,700	4,396,956
Oil, Gas & Consumable Fuels—4.8%
Chesapeake Energy Corp.		774,000	16,215,300
CONSOL Energy, Inc.		223,300	7,538,608
Denbury Resources, Inc.	*	258,600	3,785,904
Noble Energy, Inc.		37,100	2,238,243

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Peabody Energy Corp.		135,100	$5,286,463
Range Resources Corp.	†	77,200	3,099,580
Ultra Petroleum Corp.	*	86,100	3,809,925
Whiting Petroleum Corp.	*	44,500	3,489,690
			45,463,713
Personal Products—0.5%
Herbalife Ltd. (Cayman Islands)		108,300	4,987,215
Pharmaceuticals—1.9%
Forest Laboratories, Inc.	*	236,000	6,473,480
Shire plc ADR (Ireland)	†	80,800	4,959,504
Watson Pharmaceuticals, Inc.	*	172,500	6,998,325
			18,431,309
Professional Services—1.1%
FTI Consulting, Inc.	*	166,000	7,235,940
IHS, Inc., Class A	*	52,400	3,061,208
			10,297,148
Real Estate Investment Trusts (REITs)—0.4%
Pennymac Mortgage Investment Trust REIT	*	245,400	3,901,860
Road & Rail—0.6%
Kansas City Southern	*	82,900	3,013,415
Norfolk Southern Corp.		42,600	2,259,930
			5,273,345
Semiconductors & Semiconductor Equipment—4.6%
Altera Corp.	†	128,300	3,183,123
Analog Devices, Inc.		186,900	5,207,034
ASML Holding NV, Class G NYRS (Netherlands)	†	153,500	4,216,645
Broadcom Corp., Class A		146,200	4,820,214
Integrated Device Technology, Inc.	*	1,075,700	5,324,715
KLA-Tencor Corp.		74,300	2,071,484
Lam Research Corp.	*	70,200	2,671,812
Linear Technology Corp.	†	118,500	3,295,485
Micron Technology, Inc.	*†	722,100	6,130,629
ON Semiconductor Corp.	*	24,800	158,224
Xilinx, Inc.		246,800	6,234,168
			43,313,533
Software—4.3%
Adobe Systems, Inc.	*	28,100	742,683
Citrix Systems, Inc.	*	116,100	4,902,903
Factset Research Systems, Inc.	†	81,700	5,473,083
MICROS Systems, Inc.	*†	183,900	5,860,893
Red Hat, Inc.	*	545,300	15,780,982
Salesforce.com, Inc.	*	64,500	5,535,390
Take-Two Interactive Software, Inc.	*	322,900	2,906,100
			41,202,034
Specialty Retail—0.9%
O’Reilly Automotive, Inc.	*	114,950	5,467,022
Tiffany & Co.		72,200	2,737,102
			8,204,124
Thrifts & Mortgage Finance—0.8%
People’s United Financial, Inc.		413,100	5,576,850
Radian Group, Inc.		267,500	1,936,700
			7,513,550
Wireless Telecommunication Services—3.0%
American Tower Corp., Class A	*	313,700	13,959,650
NII Holdings, Inc.	*	130,545	4,245,323
SBA Communications Corp., Class A	*†	212,800	7,237,328
Sprint Nextel Corp.	*	813,100	3,447,544
			28,889,845
TOTAL COMMON STOCKS
(Cost $901,037,840)			922,812,167

CASH EQUIVALENTS—13.7%
Institutional Money Market Funds—13.7%
Dreyfus Institutional Cash Advantage Fund	††	15,697,000	15,697,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		33,553,312	33,553,311
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	24,697,360	24,697,360
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class	††	13,420,000	13,420,000
Short-Term Investments Trust Liquid Assets Portfolio	††	11,740,000	11,740,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	15,697,000	15,697,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	15,697,000	15,697,000
TOTAL CASH EQUIVALENTS
(Cost $130,501,671)			130,501,671
TOTAL INVESTMENTS—111.0%
(Cost $1,031,539,511)			1,053,313,838
Other assets less liabilities—(11.0%)			(104,130,335)
NET ASSETS—100.0%			$949,183,503

Notes to the Schedule of Investments:
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint
Discovery Fund

		Shares	Value
COMMON STOCKS—48.3%
Aerospace & Defense—1.3%
Cubic Corp.	†	15,100	$549,338
GeoEye, Inc.	*	28,500	887,490
Kratos Defense & Security Solutions, Inc.	*†	64,200	674,100
			2,110,928

Automobiles—0.3%
Tesla Motors, Inc.	*	24,900	593,367

Biotechnology—1.5%
Acadia Pharmaceuticals, Inc.	*	154,255	168,138
Arena Pharmaceuticals, Inc.	*†	172,258	528,832
Incyte Corp. Ltd.	*†	69,500	769,365
Rigel Pharmaceuticals, Inc.	*	135,700	977,040
			2,443,375

Capital Markets—1.5%
Cowen Group, Inc., Class A	*	190,600	781,460
Duff & Phelps Corp., Class A		47,200	596,136
Gluskin Sheff + Associates, Inc. (Canada)		26,200	418,393
Uranium Participation Corp. (Canada)	*	139,378	739,736
			2,535,725

Commercial Banks—0.7%
Hudson Valley Holding Corp.	†	29,680	686,202
MB Financial, Inc.	†	25,700	472,623
			1,158,825

Communications Equipment—3.3%
Arris Group, Inc.	*	69,000	703,110
Brocade Communications Systems, Inc.	*	115,700	597,012
Comverse Technology, Inc.	*	109,000	850,200
Emulex Corp.	*	69,200	635,256
Mitel Networks Corp. (Canada)	*	102,074	915,604
NETGEAR, Inc.	*	36,300	647,592
Parkervision, Inc.	*†	252,872	321,147
SeaChange International, Inc.	*	102,943	847,221
			5,517,142

Computers & Peripherals—1.5%
Imation Corp.	*†	98,100	901,539
Novatel Wireless, Inc.	*†	157,900	906,346
Quantum Corp.	*	355,500	668,340
			2,476,225

Construction & Engineering—1.4%
EMCOR Group, Inc.	*	32,000	741,440
Great Lakes Dredge & Dock Corp.		122,900	737,400
Michael Baker Corp.	*	23,500	820,150
			2,298,990

Consumer Finance—0.9%
Dollar Financial Corp.	*†	38,300	757,957
World Acceptance Corp.	*†	19,050	729,805
			1,487,762

Containers & Packaging—0.5%
AptarGroup, Inc.	†	21,000	794,220

Diversified Consumer Services—1.3%
Lincoln Educational Services Corp.	*	36,200	745,358
Regis Corp.	†	47,200	734,904
Steiner Leisure Ltd. (Bahamas)	*	19,900	764,956
			2,245,218

Diversified Telecommunication Services—0.5%
Neutral Tandem, Inc.	*†	70,500	793,125

Electric Utilities—1.4%
Portland General Electric Co.		40,300	738,699
Unisource Energy Corp.		27,200	820,896
Westar Energy, Inc.		35,000	756,350
			2,315,945

Electronic Equipment, Instruments & Components—1.5%
Fabrinet	*	12,400	132,680
OSI Systems, Inc.	*†	27,400	760,898
Park Electrochemical Corp.		31,200	761,592
TTM Technologies, Inc.	*	88,000	836,000
			2,491,170

Food Products—1.9%
Cosan SA Industria e Comercio (Brazil)	*	70,000	872,576
Kulim Malaysia BHD (Malaysia)		364,900	836,472
Lance, Inc.	†	49,100	809,659
Viterra, Inc. (Canada)	*	110,500	735,940
			3,254,647

Health Care Equipment & Supplies—0.8%
ICU Medical, Inc.	*†	18,200	585,494
Quidel Corp.	*†	65,400	829,926
			1,415,420

Health Care Providers & Services—2.1%
Amsurg Corp.	*	43,200	769,824
Ensign Group, Inc. (The)		37,500	619,500
LHC Group, Inc.	*†	26,800	743,700
Mednax, Inc.	*	12,800	711,808
Res-Care, Inc.	*†	63,000	608,580
			3,453,412

Industrial Conglomerates—0.4%
Carlisle Cos., Inc.		18,000	650,340

Insurance—0.5%
Platinum Underwriters Holdings Ltd. (Bermuda)		22,900	831,041

Internet & Catalog Retail—0.4%
Shutterfly, Inc.	*†	28,900	692,444

Internet Software & Services—1.0%
KIT Digital, Inc.	*†	83,552	736,929
Knot, Inc. (The)	*†	117,900	917,262
			1,654,191

IT Services—0.4%
Mantech International Corp., Class A	*†	15,900	676,863

Leisure Equipment & Products—0.5%
Eastman Kodak Co.	*†	201,500	874,510

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint
Discovery Fund

		Shares	Value
COMMON STOCKS—(Continued)
Machinery—1.1%
Douglas Dynamics, Inc.	*	77,700	$893,550
Force Protection, Inc.	*	188,900	774,490
Wabash National Corp.	*	21,400	152,154
			1,820,194

Marine—0.5%
Kirby Corp.	*	20,000	765,000

Metals & Mining—2.3%
Allied Nevada Gold Corp.	*†	43,300	852,144
Carpenter Technology Corp.		21,100	692,713
Jaguar Mining, Inc.	*†	88,400	780,572
New Gold, Inc. (Canada)	*	142,100	879,599
Universal Stainless & Alloy Products, Inc.	*	39,500	631,605
			3,836,633

Oil, Gas & Consumable Fuels—4.2%
Berry Petroleum Co., Class A		18,500	475,820
BPZ Resources, Inc.	*†	178,100	739,115
Clayton Williams Energy, Inc.	*	10,300	433,836
CVR Energy, Inc.	*	129,800	976,096
Northern Oil and Gas, Inc.	*	52,500	674,100
Oilsands Quest, Inc. (Canada)	*†	1,249,900	762,439
Rentech, Inc.	*†	409,300	405,207
Rosetta Resources, Inc.	*†	27,300	540,813
Swift Energy Co.	*†	33,100	890,721
W&T Offshore, Inc.	†	106,600	1,008,436
			6,906,583

Personal Products—1.2%
China-Biotics, Inc. (China)	*†	70,600	918,506
NBTY, Inc.	*	30,000	1,020,300
			1,938,806

Pharmaceuticals—1.3%
Inspire Pharmaceuticals, Inc.	*†	73,600	367,264
King Pharmaceuticals, Inc.	*	93,600	710,424
Medicines Co. (The)	*	139,000	1,057,790
			2,135,478

Professional Services—0.5%
CRA International, Inc.	*†	43,400	817,222

Real Estate Investment Trusts (REITs)—2.8%
Anworth Mortgage Asset Corp. REIT		115,700	823,784
Capstead Mortgage Corp. REIT		71,900	795,214
CreXus Investment Corp. REIT		44,218	549,630
Investors Real Estate Trust REIT	†	81,300	717,879
Medical Properties Trust, Inc. REIT		99,500	939,280
MFA Financial, Inc. REIT		120,600	892,440
			4,718,227

Real Estate Management & Development—0.8%
Brasil Brokers Participacoes SA (Brazil)		181,300	588,597
General Shopping Brasil SA (Brazil)	*	98,100	434,792
Grubb & Ellis Co.	*†	321,200	314,776
			1,338,165

Semiconductors & Semiconductor Equipment—1.4%
Cabot Microelectronics Corp.	*	24,500	847,455
Cymer, Inc.	*	23,500	705,940
PMC — Sierra, Inc.	*	100,500	755,760
			2,309,155

Software—1.1%
JDA Software Group, Inc.	*	43,500	956,130
Progress Software Corp.	*	27,000	810,810
TeleNav, Inc.	*†	10,000	83,900
			1,850,840

Specialty Retail—1.5%
Cato Corp. (The), Class A	†	38,100	838,962
DSW, Inc., Class A	*	35,900	806,314
Hot Topic, Inc.		160,000	812,800
			2,458,076

Textiles, Apparel & Luxury Goods—0.5%
Carter’s, Inc.	*	31,700	832,125

Thrifts & Mortgage Finance—0.5%
Flushing Financial Corp.	†	63,900	781,497

Trading Companies & Distributors—2.2%
Applied Industrial Technologies, Inc.		28,500	721,620
H&E Equipment Services, Inc.	*†	65,900	493,591
RSC Holdings, Inc.	*†	113,000	697,210
TAL International Group, Inc.	†	36,253	814,605
Textainer Group Holdings Ltd.		35,900	866,626
			3,593,652

Water Utilities—0.5%
Companhia de Saneamento de Minas Gerais — Copasa MG (Brazil)		57,800	800,554

Wireless Telecommunication Services—0.3%
Leap Wireless International, Inc.	*	39,800	516,604

TOTAL COMMON STOCKS
(Cost $77,014,244)			80,183,696

CONVERTIBLE PREFERRED STOCKS—0.5%
Leisure Equipment & Products—0.3%
Callaway Golf Co., Perpetual, Series B 7.500%		5,700	583,538

Real Estate Management & Development—0.2%
Grubb & Ellis Co. 12.000%	*‡	3,500	260,181
Grubb & Ellis Co., Perpetual 12.000%	ˆ	500	39,125
			299,306

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $961,993)			882,844

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—24.5%
Aerospace & Defense—0.3%
Boeing Co. (The)
1.875%	11/20/2012	$450,000	455,857

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Beverages—0.7%
Anheuser-Busch InBev Worldwide, Inc.
2.500%	03/26/2013	ˆ	$470,000	$475,884
Bottling Group LLC
6.950%	03/15/2014		250,000	295,293
Dr. Pepper Snapple Group, Inc.
1.700%	12/21/2011		380,000	382,251
				1,153,428
Capital Markets—0.4%
Macquarie Bank Ltd. (Australia)
2.600%	01/20/2012	ˆ	300,000	306,634
TD Ameritrade Holding Corp.
4.150%	12/01/2014		410,000	425,916
				732,550
Chemicals—0.7%
Dow Chemical Co. (The)
4.850%	08/15/2012		900,000	949,847
Praxair, Inc.
1.750%	11/15/2012		200,000	202,760
				1,152,607
Commercial Banks—1.9%
Bank of Nova Scotia (Canada)
2.250%	01/22/2013		410,000	415,970
BB&T Corp., Series A MTN
3.375%	09/25/2013		200,000	206,427
Commonwealth Bank of Australia (Australia)
2.400%	01/12/2012	ˆ	300,000	305,868
National Australia Bank Ltd. (Australia)
2.550%	01/13/2012	ˆ	300,000	305,870
US Bancorp
4.200%	05/15/2014		500,000	535,323
Wells Fargo & Co.
5.300%	08/26/2011		430,000	446,747
Wells Fargo & Co., Series I MTN
3.750%	10/01/2014		240,000	245,959
Westpac Banking Corp. (Australia)
0.845%	04/08/2013	#ˆ	750,000	744,511
				3,206,675
Commercial Services & Supplies—0.1%
Corrections Corp. of America
6.250%	03/15/2013		175,000	177,187
Communications Equipment—0.2%
Cisco Systems, Inc.
5.250%	02/22/2011		400,000	410,940
Computers & Peripherals—1.0%
Hewlett-Packard Co.
4.250%	02/24/2012		150,000	158,133
2.250%	05/27/2011		300,000	304,216
International Business Machines Corp.
4.950%	03/22/2011		400,000	411,120
2.100%	05/06/2013		730,000	744,426
				1,617,895
Consumer Finance—1.1%
American Express Credit Corp.
5.125%	08/25/2014		300,000	323,063
American Honda Finance Corp.
2.375%	03/18/2013	ˆ	200,000	202,914
Caterpillar Financial Services Corp. MTN
5.750%	02/15/2012		275,000	295,673
Ford Motor Credit Co. LLC
7.000%	10/01/2013		225,000	229,588
John Deere Capital Corp., Series D MTN
1.004%	01/18/2011	#	430,000	431,837
PACCAR Financial Corp. MTN
0.798%	04/05/2013	#	360,000	359,803
				1,842,878

Diversified Consumer Services—0.1%
Yale University, Series B MTN
2.900%	10/15/2014		200,000	207,670

Diversified Financial Services—1.3%
CME Group, Inc.
5.400%	08/01/2013		200,000	220,786
Equifax, Inc.
4.450%	12/01/2014		80,000	83,443
General Electric Capital Corp.
5.900%	05/13/2014		260,000	287,242
2.800%	01/08/2013		400,000	404,685
General Electric Capital Corp. MTN
1.153%	01/15/2013	#	300,000	296,869
General Electric Capital Corp., Series A
3.750%	11/14/2014		390,000	399,362
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		460,000	468,194
				2,160,581

Diversified Telecommunication Services—1.8%
BellSouth Corp.
4.750%	11/15/2012		600,000	643,618
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		100,000	112,206
3.750%	05/20/2011		300,000	307,335
Deutsche Telekom International Finance BV (Netherlands)
5.375%	03/23/2011		400,000	411,580
Telefonica Emisiones SAU (Spain)
2.582%	04/26/2013		490,000	486,957
Telstra Corp. Ltd. MTN (Australia)
6.375%	06/29/2011	EUR	420,000	536,633
Verizon Global Funding Corp.
7.250%	12/01/2010		400,000	410,866
				2,909,195

Electric Utilities—2.4%
Alabama Power Co., Series HH
5.100%	02/01/2011		265,000	271,409
Commonwealth Edison Co., Series 105
5.400%	12/15/2011		500,000	529,210
Consumers Energy Co., Series D
5.375%	04/15/2013		275,000	299,667
Duke Energy Carolinas LLC
6.250%	01/15/2012		400,000	431,092
FPL Group Capital, Inc.
5.625%	09/01/2011		280,000	292,828
Midamerican Energy Holdings Co.
3.150%	07/15/2012		300,000	307,739
Mirant Americas Generation LLC
8.300%	05/01/2011		215,000	220,375
Pacific Gas & Electric Co.
4.200%	03/01/2011		850,000	867,543
Public Service Electric & Gas Co., Series B MTN
5.125%	09/01/2012		700,000	754,380
				3,974,243

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Electronic Equipment, Instruments & Components—0.1%
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012		$220,000	$222,681

Food & Staples Retailing—0.4%
Costco Wholesale Corp.
5.300%	03/15/2012		300,000	321,668
Safeway, Inc.
5.800%	08/15/2012		350,000	380,418
				702,086
Food Products—1.5%
Campbell Soup Co.
6.750%	02/15/2011		485,000	503,343
Kellogg Co., Series B
6.600%	04/01/2011		400,000	416,934
Kraft Foods, Inc.
5.250%	10/01/2013		140,000	153,411
2.625%	05/08/2013		140,000	142,751
Unilever Capital Corp.
7.125%	11/01/2010		410,000	418,713
WM Wrigley Jr Co.
1.912%	06/28/2011	#ˆ	890,000	890,087
				2,525,239
Health Care Equipment & Supplies—0.4%
Covidien International Finance SA (Luxembourg)
1.875%	06/15/2013		360,000	362,491
Stryker Corp.
3.000%	01/15/2015		300,000	310,086
				672,577
Health Care Providers & Services—0.4%
Express Scripts, Inc.
5.250%	06/15/2012		350,000	374,089
UnitedHealth Group, Inc.
5.250%	03/15/2011		300,000	307,877
				681,966
Hotels, Restaurants & Leisure—0.3%
McDonald’s Corp., Series G MTN
5.750%	03/01/2012		400,000	430,356
Household Durables—0.3%
Fortune Brands, Inc.
3.000%	06/01/2012		420,000	425,256
Independent Power Producers & Energy Traders—0.1%
Dynegy Holdings, Inc.
6.875%	04/01/2011		85,000	86,275
Industrial Conglomerates—0.3%
3M Co., Series E MTN
4.500%	11/01/2011		450,000	471,618

Insurance—1.7%
Allstate Corp. (The)
6.200%	05/16/2014		300,000	340,601
Berkshire Hathaway Finance Corp.
4.200%	12/15/2010		400,000	406,194
4.000%	04/15/2012		150,000	157,847
Berkshire Hathaway, Inc.
0.858%	02/11/2013	#	400,000	401,017
Metropolitan Life Global Funding I
0.698%	07/13/2011	#ˆ	690,000	689,466
New York Life Global Funding
0.662%	06/16/2011	#ˆ	500,000	500,175
Prudential Financial, Inc., Series D MTN
3.625%	09/17/2012		355,000	365,833
				2,861,133

Life Sciences Tools & Services—0.3%
Howard Hughes Medical Institute
3.450%	09/01/2014		400,000	424,062

Machinery—0.2%
Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)
1.923%	08/13/2010	#	300,000	300,425

Media—1.0%
Comcast Corp.
5.450%	11/15/2010		720,000	731,957
COX Communications, Inc.
7.750%	11/01/2010		400,000	408,158
COX Enterprises, Inc.
7.875%	09/15/2010	ˆ	360,000	364,470
Viacom, Inc.
4.375%	09/15/2014		200,000	212,777
				1,717,362

Oil, Gas & Consumable Fuels—1.5%
Chevron Corp.
3.450%	03/03/2012		600,000	625,588
ConocoPhillips
4.750%	02/01/2014		200,000	220,134
Rockies Express Pipeline LLC
3.900%	04/15/2015	ˆ	290,000	280,576
Shell International Finance BV (Netherlands)
5.625%	06/27/2011		600,000	628,945
1.875%	03/25/2013		270,000	272,448
XTO Energy, Inc.
7.500%	04/15/2012		390,000	434,428
				2,462,119

Pharmaceuticals—2.2%
Abbott Laboratories
5.600%	05/15/2011		400,000	416,674
Eli Lilly & Co.
3.550%	03/06/2012		100,000	104,322
GlaxoSmithKline Capital, Inc.
4.850%	05/15/2013		500,000	547,018
Merck & Co., Inc.
1.875%	06/30/2011		600,000	605,809
Novartis Capital Corp.
4.125%	02/10/2014		100,000	107,983
1.900%	04/24/2013		370,000	375,847
Teva Pharmaceutical Finance III LLC
0.939%	12/19/2011	#	730,000	731,804
Wyeth
6.950%	03/15/2011		700,000	729,381
				3,618,838

Real Estate Investment Trusts (REITs)—0.3%
Simon Property Group LP
4.200%	02/01/2015		90,000	92,580
Vornado Realty LP
4.250%	04/01/2015		470,000	467,729
				560,309

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Road & Rail—0.4%
Union Pacific Corp.
6.650%	01/15/2011		$700,000	$719,555

Software—0.6%
Microsoft Corp.
2.950%	06/01/2014		500,000	523,668
Oracle Corp.
5.000%	01/15/2011		510,000	520,755
				1,044,423

Tobacco—0.2%
Reynolds American, Inc.
1.237%	06/15/2011	#	280,000	278,223

Wireless Telecommunication Services—0.3%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015	ˆ	130,000	133,946
Sprint Capital Corp.
8.375%	03/15/2012		270,000	284,512
				418,458

TOTAL CORPORATE OBLIGATIONS
(Cost $39,838,139)				40,624,667

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—0.6%
U.S. Government Agency Mortgage-Backed Securities—0.6%
Federal Home Loan Mortgage Corp.
6.000%	11/01/2022	‡‡	330,206	359,861
Government National Mortgage Association
4.500%	08/20/2035		581,845	604,301

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $922,672)				964,162

U.S. TREASURY OBLIGATIONS—5.8%
U.S. Treasury Notes—5.8%
U.S. Treasury Note
2.500%	04/30/2015		718,000	743,635
1.375%	05/15/2013		1,950,000	1,974,075
1.000%	07/31/2011- 04/30/2012		2,917,000	2,938,082
0.875%	03/31/2011	‡‡	4,000,000	4,017,500

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,620,262)				9,673,292

GOVERNMENT RELATED OBLIGATIONS—14.9%
U.S. Government Agencies—12.2%
Federal Farm Credit Banks
1.375%	06/25/2013		1,250,000	1,257,922
0.300%	12/08/2011	#	1,500,000	1,499,663
Federal Home Loan Banks
5.375%	08/19/2011	‡‡	3,000,000	3,160,719
2.250%	04/13/2012	‡‡	1,500,000	1,541,859
1.625%	09/26/2012		1,500,000	1,525,959
0.550%	04/27/2011		2,000,000	2,000,308
Federal Home Loan Mortgage Corp.
1.300%	03/09/2012		1,200,000	1,201,744
Federal National Mortgage Association
2.000%	03/01/2013		1,500,000	1,503,174
1.875%	04/20/2012		1,000,000	1,021,383
1.375%	04/28/2011		3,000,000	3,024,474
1.000%	11/23/2011	‡‡	1,500,000	1,509,849
0.512%	04/26/2011		1,000,000	997,093
				20,244,147

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—1.4%
Bank of America NA MTN
1.700%	12/23/2010		600,000	603,813
Wells Fargo & Co.
3.000%	12/09/2011		1,250,000	1,292,430
Western Corporate Federal Credit Union
1.750%	11/02/2012		350,000	356,035
				2,252,278

Non-U.S. Government Agencies—0.5%
Export Development Canada (Canada)
3.750%	07/15/2011		475,000	489,309
Kreditanstalt fuer Wiederaufbau (Germany)
3.750%	06/27/2011		400,000	411,544
				900,853

Sovereign Debt—0.5%
Indonesia Government International Bond, Reg S (Indonesia)
10.375%	05/04/2014		220,000	271,700
Malaysia Government International Bond (Malaysia)
7.500%	07/15/2011		450,000	477,258
				748,958

U.S. Municipal Bonds—0.1%
Citizens Property Insurance Corp. Revenue Bonds, Series 2009 A-1 (Florida)
5.000%	03/01/2013		150,000	157,510

Non-U.S. Regional Authority Bonds—0.2%
Caisse d’Amortissement de la Dette Sociale MTN (France)
4.250%	11/08/2010		400,000	404,807

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $24,433,439)				24,708,553

ASSET BACKED SECURITIES—1.0%
Automobile—1.0%
BMW Vehicle Lease Trust
Series 2009-1, Class A2
2.040%	04/15/2011		321,960	322,407
Ford Credit Auto Owner Trust
Series 2009-D, Class A2
1.210%	01/15/2012		289,784	290,134
Honda Auto Receivables Owner Trust
Series 2009-2, Class A2
2.220%	08/15/2011		217,496	218,062
Nissan Auto Lease Trust
Series 2009-B, Class A2
1.220%	09/15/2011		367,274	367,465
Nissan Auto Lease Trust
Series 2009-A, Class A2
2.010%	04/15/2011		224,891	225,253

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—(Continued)
Volkswagen Auto Lease Trust
Series 2009-A, Class A2
2.870%	07/15/2011		$123,876	$124,407

TOTAL ASSET BACKED SECURITIES
(Cost $1,545,187)				1,547,728

NON-GOVERNMENT MORTGAGE-BACKED SECURITIES—1.3%
Mortgage Backed—1.3%
Harborview Mortgage Loan Trust
Series 2005-14, Class 3A1A
5.225%	12/19/2035	#	1,017,594	755,113
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A
2.108%	03/25/2044	#	1,227,309	1,178,180
WaMu Mortgage Pass Through Certificates
Series 2006-AR12, Class 1A1
5.992%	10/25/2036	#	281,875	250,267

TOTAL NON-GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $2,456,331)				2,183,560

			Shares	Value
WARRANTS—0.0%
Oil, Gas & Consumable Fuels—0.0%
Oilsands Quest, Inc., Expires 05/12/2011, Strike 1.10		*
(Cost $—)			163,100	17,941

Coupon Rate	Maturity Date		Face	Value
CERTIFICATES OF DEPOSIT—0.6%
Commercial Banks—0.6%
Bank of Montreal (Canada)
0.351%	11/02/2010
(Cost $1,000,000)			$1,000,000	999,960

			Shares	Value
CASH EQUIVALENTS—10.9%
Institutional Money Market Funds—10.9%
Dreyfus Institutional Cash Advantage Fund		††	1,500,000	1,500,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			5,184,767	5,184,767
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		††	2,430,036	2,430,036
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class		††	2,250,000	2,250,000
Short-Term Investments Trust Liquid Assets Portfolio		††	2,250,000	2,250,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class		††	2,250,000	2,250,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class		††	2,250,000	2,250,000

TOTAL CASH EQUIVALENTS
(Cost $18,114,803)				18,114,803

TOTAL INVESTMENTS—108.4%
(Cost $175,907,070)				179,901,206
Other assets less liabilities—(8.4%)				(13,905,606)

NET ASSETS—100.0%				$165,995,600

Notes to the Schedule of Investments:
EUR	European Monetary Unit
MTN	Medium Term Note
Reg S
Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.

REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to 5,239,526, which represents 2.9% of Total Investments.

#	Rate is subject to change. Rate shown reflects current rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—95.8%
Australia—5.0%
Australia & New Zealand Banking Group Ltd.		44,900	$806,466
BHP Billiton Ltd.		64,675	2,012,011
Boart Longyear Group	*†	1,962,659	4,613,257
Charter Hall Group REIT	†	1,639,600	819,315
Cochlear Ltd.		29,000	1,806,373
CSL Ltd.	†	112,300	3,066,176
Foster’s Group Ltd.	†	155,423	736,166
IOOF Holdings Ltd.	†	505,100	2,516,687
JB Hi-Fi Ltd.		71,109	1,131,199
Mount Gibson Iron Ltd.	*	649,700	823,169
QBE Insurance Group Ltd.	†	482,873	7,327,148
Rio Tinto Ltd.	†	14,500	797,419
SMS Management & Technology Ltd.		184,800	915,660
Telstra Corp. Ltd.		3,440,933	9,379,117
Wesfarmers Ltd.	†	310,424	7,419,569
Woodside Petroleum Ltd.	†	99,095	3,444,473
			47,614,205

Belgium—0.7%
Anheuser-Busch InBev NV		38,091	1,831,464
Colruyt SA	†	14,200	3,340,415
KBC Groep NV	*	18,800	720,609
Nyrstar		85,022	872,081
			6,764,569

Brazil—1.2%
Cia de Concessoes Rodoviarias		71,500	1,465,651
CPFL Energia SA ADR		21,000	1,405,950
Investimentos Itau SA		1,144	6,927
Investimentos Itau SA		247,900	1,479,160
Petroleo Brasileiro SA ADR		131,370	3,914,826
Redecard SA		136,100	1,923,496
Vale SA ADR		60,100	1,263,302
			11,459,312

Canada—4.2%
Bank of Montreal		17,500	949,180
Barrick Gold Corp.		19,900	903,262
BCE, Inc.		200,700	5,855,753
Canadian Pacific Railway Ltd.		68,002	3,646,267
Delphi Energy Corp.	*	529,100	1,317,097
Dundee Real Estate Investment Trust REIT		179,800	4,129,548
First Quantum Minerals Ltd.		13,600	684,120
Grande Cache Coal Corp.	*	128,800	665,446
Laurentian Bank of Canada		28,900	1,143,729
Loblaw Cos. Ltd.		23,500	852,318
Lundin Mining Corp.	*	942,200	2,664,057
Metro, Inc., Class A		29,700	1,166,462
Sears Canada, Inc.		83,000	2,015,453
Sherritt International Corp.		124,700	670,033
Suncor Energy, Inc.		48,900	1,439,141
Teck Resources Ltd., Class B		172,900	5,112,857
Toronto-Dominion Bank (The)		73,700	4,775,563
West Fraser Timber Co. Ltd.		21,000	655,516
Western Coal Corp.	*	324,800	1,269,239
			39,915,041

Chile—0.2%
Enersis SA ADR		87,000	1,732,170

China—1.8%
Baidu, Inc. ADR	*	33,259	2,264,273
China Construction Bank Corp., Class H	†	6,141,317	4,943,843
China Life Insurance Co. Ltd., Class H	†	390,300	1,706,872
China Merchants Bank Co. Ltd., Class H	†	188,258	450,370
China Shipping Development Co. Ltd., Class H		682,000	857,794
China Yurun Food Group Ltd.		321,000	1,009,447
Ctrip.com International Ltd. ADR	*	38,397	1,442,191
Industrial & Commercial Bank of China, Class H		5,324,000	3,869,775
Tencent Holdings Ltd.	†	22,300	369,450
			16,914,015

Colombia—0.1%
BanColombia SA ADR		29,200	1,463,796

Czech Republic—0.1%
CEZ AS		22,047	897,358
Komercni Banka AS		2,853	456,801
			1,354,159

Denmark—0.8%
Danske Bank A/S	*	137,461	2,645,082
NKT Holding A/S		16,552	738,416
Novo Nordisk A/S, Class B		51,600	4,168,906
			7,552,404

Finland—0.0%
Fortum Oyj		7,777	170,711

France—9.8%
Accor SA	*†	37,676	1,744,223
BNP Paribas		142,755	7,680,332
Carrefour SA		242,512	9,619,848
Cie de Saint-Gobain		205,413	7,654,630
Cie Generale d’Optique Essilor International SA	†	62,000	3,684,341
Credit Agricole SA		68,061	706,143
Danone SA		55,208	2,959,712
EDF SA		12,549	477,447
Eutelsat Communications		33,450	1,119,826
France Telecom SA	†	522,382	9,060,673
L’Oreal SA		41,400	4,053,479
LVMH Moet Hennessy Louis Vuitton SA		8,000	870,743
Natixis	*	379,912	1,649,747
Pernod-Ricard SA	†	57,194	4,436,262
Renault SA	*	128,171	4,750,966
Sanofi-Aventis SA		145,153	8,742,174
Schneider Electric SA		8,500	858,500
Societe BIC SA		14,937	1,060,857
Societe Generale		99,302	4,086,170
Technip SA		83,060	4,763,979
Total SA		207,958	9,282,999
Unibail-Rodamco SE (Paris Exchange) REIT		13,383	2,181,190
Vinci SA		57,004	2,366,901
			93,811,142

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Germany—5.7%
Adidas AG		73,100	$3,539,129
Aixtron AG	†	147,683	3,491,415
BASF SE		16,000	874,246
Bayer AG		83,680	4,676,157
Daimler AG (Registered)	*	102,971	5,208,840
Deutsche Bank AG (Registered)		73,082	4,104,959
Deutsche Post AG (Registered)		227,043	3,310,317
Fresenius Medical Care AG & Co. KGaA		26,050	1,405,516
Hannover Rueckversicherung AG (Registered)		133,847	5,736,072
Infineon Technologies AG	*	165,403	958,909
Lanxess AG		20,900	879,711
Linde AG		42,067	4,423,336
Muenchener Rueckversicherungs AG (Registered)		32,099	4,030,442
Rhoen Klinikum AG		8,133	180,989
RWE AG		138,736	9,078,315
SAP AG		73,500	3,268,342
			55,166,695

Greece—0.3%
Hellenic Petroleum SA		209,782	1,491,476
Motor Oil Hellas Corinth Refineries SA		57,700	506,100
Public Power Corp. SA		36,625	525,140
			2,522,716

Hong Kong—5.1%
Bank of East Asia Ltd.		137,396	495,669
Beijing Enterprises Holdings Ltd.	†	331,699	2,153,291
China Merchants Holdings International Co. Ltd.		577,714	1,907,179
China Mobile Ltd.		541,500	5,381,345
China Resources Power Holdings Co. Ltd.		376,000	852,220
Chow Sang Sang Holdings International Ltd.		378,000	638,521
CLP Holdings Ltd.	†	480,000	3,474,285
CNOOC Ltd.		2,511,000	4,267,892
Esprit Holdings Ltd.		684,527	3,676,843
Hengan International Group Co. Ltd.		126,000	1,020,277
Hong Kong & China Gas Co. Ltd.		1,155,000	2,856,032
Hongkong Electric Holdings Ltd.	†	787,500	4,690,578
Huabao International Holdings Ltd.		1,572,992	2,010,632
Hutchison Whampoa Ltd.		478,000	2,941,645
Jardine Matheson Holdings Ltd.		39,600	1,385,914
Li & Fung Ltd.	ˆ	62,000	280,860
Li & Fund Ltd.		478,000	2,135,088
NWS Holdings Ltd.		605,196	1,093,852
Sun Hung Kai Properties Ltd.		69,000	943,642
Wheelock & Co. Ltd.		2,583,000	7,281,777
			49,487,542

India—0.5%
Axis Bank Ltd., Reg S GDR		110,856	2,925,137
ICICI Bank Ltd. ADR		44,339	1,602,412
			4,527,549

Indonesia—0.2%
Perusahaan Gas Negara PT		3,647,000	1,546,038

Ireland—1.2%
Accenture plc, Class A		74,593	2,883,020
Covidien plc		80,884	3,249,919
Experian plc		397,821	3,459,575
Shire plc		77,736	1,594,695
			11,187,209

Israel—0.1%
Teva Pharmaceutical Industries Ltd. ADR		13,748	714,758

Italy—1.7%
DiaSorin SpA		81,200	2,974,362
Enel SpA		659,408	2,792,042
ENI SpA		43,400	796,653
Intesa Sanpaolo SpA		2,641,001	6,955,597
Saipem SpA		76,962	2,344,126
Sorin SpA	*	457,900	805,153
			16,667,933

Japan—19.1%
Aeon Mall Co. Ltd.		116,500	2,307,933
Asahi Glass Co. Ltd.		86,000	807,525
Canon, Inc.		350,400	13,059,216
Chugai Pharmaceutical Co. Ltd.	†	167,200	2,976,109
Daikin Industries Ltd.		98,000	2,988,051
Daito Trust Construction Co. Ltd.		80,300	4,547,281
Denso Corp.		169,602	4,687,614
Fanuc Ltd.		43,000	4,855,670
FCC Co. Ltd.		55,000	1,027,728
Fujitsu Frontech Ltd.		108,700	816,804
Fujitsu Ltd.		846,000	5,288,197
Geo Corp.		1,050	1,273,890
Hirose Electric Co. Ltd.	†	30,600	2,802,452
Hitachi Capital Corp.		91,300	1,214,126
Hitachi Ltd.	*	250,000	908,077
Honda Motor Co. Ltd.		169,712	4,984,924
HOYA Corp.		100,000	2,127,768
INPEX Corp.		381	2,113,222
ITOCHU Corp.		289,000	2,259,247
JFE Holdings, Inc.		24,622	761,731
Kao Corp.		474,700	11,169,146
KDDI Corp.		1,146	5,462,621
Keihin Corp.		91,900	1,586,946
Keyence Corp.		16,520	3,820,124
Komatsu Ltd.		126,600	2,279,576
Kuroda Electric Co. Ltd.		146,600	1,904,686
Marubeni Corp.		971,000	4,977,737
Miraca Holdings, Inc.		59,600	1,783,946
Mitsubishi Corp.		125,700	2,600,537
Mitsubishi Estate Co. Ltd.		208,000	2,895,708
Mitsui & Co. Ltd.		593,700	6,925,978
Miyachi Corp.		89,200	642,371
Miyazaki Bank Ltd. (The)		310,000	876,607
Nichirei Corp.		247,000	1,037,913
Nintendo Co. Ltd.		12,900	3,787,559
Nippon Telegraph & Telephone Corp.		127,521	5,194,681
Nissan Motor Co. Ltd.	*	149,400	1,041,091
Nitori Co. Ltd.		18,150	1,564,513
Nitto Denko Corp.		28,500	934,896
NTT DoCoMo, Inc.		2,357	3,569,181

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Okinawa Electric Power Co., Inc. (The)		22,700	$1,150,360
Seven & I Holdings Co. Ltd.		382,900	8,772,733
Shimamura Co. Ltd.		27,000	2,441,267
Shin-Etsu Chemical Co. Ltd.		63,200	2,938,496
Siix Corp.		213,900	2,371,048
Sumitomo Corp.		607,700	6,069,104
Suzuki Motor Corp.		103,976	2,040,572
Takeda Pharmaceutical Co. Ltd.		275,200	11,820,571
Tokio Marine Holdings, Inc.		378,000	9,937,563
Toyota Motor Corp.		239,500	8,228,897
Unipres Corp.	†	137,900	2,155,717
			183,789,710

Kazakhstan—0.1%
KazMunaiGas Exploration Production GDR		52,387	965,068

Korea, Republic of—1.1%
GS Holdings		28,600	890,775
KB Financial Group, Inc.		23,386	896,404
Korea Electric Power Corp.	*	28,000	722,537
KT&G Corp.		39,145	1,924,402
LIG Insurance Co. Ltd.		162,600	3,223,311
NHN Corp.	*	3,864	574,690
Woori Finance Holdings Co. Ltd.		239,800	2,820,944
			11,053,063

Macau—0.5%
Sands China Ltd.	*	1,825,592	2,698,188
Wynn Macau Ltd.	*ˆ†	4,900	8,085
Wynn Macau Ltd.	*†	1,592,300	2,596,526
			5,302,799

Malaysia—0.1%
Maxis Bhd		747,000	1,217,089

Netherlands—4.5%
Akzo Nobel NV		35,766	1,858,936
ASML Holding NV		443,302	12,199,611
CSM NV		45,700	1,357,220
ING Groep NV CVA	*	431,065	3,190,103
Koninklijke Philips Electronics NV		29,400	877,945
Reed Elsevier NV		538,401	5,960,224
Royal Dutch Shell plc, Class A		442,260	11,117,382
Royal Dutch Shell plc, Class B		169,700	4,101,769
TNT NV		93,874	2,364,414
			43,027,604

Norway—0.2%
DnB NOR ASA		82,300	791,578
Statoil ASA		39,900	768,666
			1,560,244

Peru—0.0%
Credicorp Ltd.		1,400	127,246

Philippines—0.1%
Philippine Long Distance Telephone Co. ADR		25,400	1,294,638

Russia—0.2%
Gazprom OAO ADR		44,163	830,706
Lukoil OAO ADR		20,700	1,066,050
			1,896,756

Singapore—3.8%
CapitaLand Ltd.		341,000	869,531
DBS Group Holdings Ltd.		390,000	3,784,907
Genting Singapore plc	*	1,454,658	1,203,161
Oversea-Chinese Banking Corp. Ltd.		1,191,343	7,502,025
Singapore Telecommunications Ltd.		4,388,000	9,486,478
United Overseas Bank Ltd.		552,616	7,687,921
Wilmar International Ltd.		1,531,100	6,264,577
			36,798,600

South Africa—0.4%
African Bank Investments Ltd.		273,232	1,072,346
Sasol Ltd.		44,759	1,590,094
Tiger Brands Ltd.		52,753	1,166,522
			3,828,962

Spain—3.1%
Amadeus IT Holding SA, Class A	*ˆ	42,496	675,686
Amadeus IT Holding SA, Class A	*	49,037	779,419
Antena 3 de Television SA	†	112,300	635,703
Banco Santander SA		410,929	4,309,079
Construcciones y Auxiliar de Ferrocarriles SA		4,134	1,683,044
Corporacion Financiera Alba, SA		18,338	675,562
Iberdrola SA	*‡	43,282	243,269
Iberdrola SA		1,125,368	6,325,198
Inditex SA		97,357	5,551,430
Telefonica SA		428,270	7,933,569
Viscofan SA		39,857	1,074,621
			29,886,580

Sweden—1.3%
Electrolux AB, Series B		217,776	4,978,538
Hennes & Mauritz AB, Class B		116,000	3,187,955
NCC AB, Class B		54,200	805,817
Nordea Bank AB		84,700	698,450
Sandvik AB		133,585	1,629,462
Skanska AB, Class B		56,994	824,566
			12,124,788

Switzerland—7.1%
Adecco SA (Registered)	†	142,339	6,790,541
Clariant AG	*	285,800	3,618,916
Credit Suisse Group AG (Registered)		39,017	1,466,931
Georg Fischer AG	*	2,747	895,030
Holcim Ltd. (Registered)		59,500	3,983,038
Nestle SA (Registered)		214,308	10,333,682
Nobel Biocare Holding AG (Registered)	†	72,000	1,239,433
Novartis AG (Registered)		331,405	16,060,923
Roche Holding AG (Genusschein)		22,534	3,101,618

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Roche Holding AG (Registered)		5,666	$823,272
Schindler Holding AG (Participation Certificates)		12,300	1,036,723
SGS SA (Registered)		2,500	3,374,130
STMicroelectronics NV		105,700	840,509
UBS AG (Registered)	*	338,349	4,482,386
Xstrata plc		290,349	3,802,021
Zurich Financial Services AG (Registered)		27,565	6,075,701
			67,924,854

Taiwan—0.8%
Asustek Computer, Inc.		136,200	1,003,264
Chunghwa Telecom Co. Ltd.		803,363	1,590,715
Chunghwa Telecom Co. Ltd. ADR		7,181	141,394
MediaTek, Inc.		94,000	1,312,031
Pegatron Corp.	*	229,584	214,711
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		153,428	1,497,457
Taiwan Semiconductor Manufacturing Co. Ltd.		1,150,000	2,149,401
			7,908,973

Thailand—0.1%
PTT PCL	‡	182,600	1,372,825

Turkey—0.4%
Coca-Cola Icecek AS		20,620	182,861
Tupras Turkiye Petrol Rafine		74,362	1,348,880
Turkcell Iletisim Hizmet AS		179,345	930,209
Turkiye Garanti Bankasi AS		252,182	1,049,489
			3,511,439

United Kingdom—13.6%
Anglo American plc	*	114,100	3,975,835
Antofagasta plc		123,601	1,438,053
AstraZeneca plc (London Exchange)		140,594	6,628,423
Aviva plc		874,055	4,061,900
Barclays plc		1,217,100	4,858,060
BG Group plc		176,000	2,617,620
BP plc		2,095,626	10,032,111
British American Tobacco plc		67,267	2,134,773
Cairn Energy plc	*	360,000	2,211,628
Centrica plc		849,000	3,746,655
Debenhams plc	*	3,850,330	3,026,841
Diageo plc		80,125	1,258,596
Eurasian Natural Resources Corp. plc		90,311	1,149,195
GlaxoSmithKline plc		800,161	13,587,427
HSBC Holdings plc (Hong Kong Exchange)	†	85,933	787,863
HSBC Holdings plc (London Exchange)		607,702	5,551,786
Imperial Tobacco Group plc		61,881	1,728,998
Kazakhmys plc		332,219	4,876,629
Kingfisher plc		850,155	2,663,165
Reckitt Benckiser Group plc		70,800	3,293,216
Rio Tinto plc		17,100	750,936
Smith & Nephew plc		613,490	5,795,977
Standard Chartered plc (London Exchange)		155,000	3,774,315
Tesco plc		1,716,843	9,685,422
Tullett Prebon plc		155,236	728,390
Unilever plc		449,406	12,013,532
Vedanta Resources plc		29,562	928,820
Vodafone Group plc		6,671,127	13,745,807
Wm Morrison Supermarkets plc		850,000	3,358,809
			130,410,782

United States—0.6%
Philip Morris International, Inc.		59,147	2,711,299
Synthes, Inc.		27,200	3,127,466
			5,838,765

TOTAL COMMON STOCKS
(Cost $1,002,102,819)			920,412,749

PREFERRED STOCKS—0.1%
Korea, Republic of—0.1%
Hyundai Motor Co.		10,122	426,914

CASH EQUIVALENTS—9.0%
Institutional Money Market Funds—9.0%
Dreyfus Institutional Cash Advantage Fund	††	8,000,000	8,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		37,717,481	37,717,481
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	11,206,321	11,206,321
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	7,000,000	7,000,000
Short-Term Investments Trust Liquid Assets Portfolio	††	7,000,000	7,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	8,000,000	8,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	8,000,000	8,000,000

TOTAL CASH EQUIVALENTS
(Cost $86,923,802)			86,923,802

TOTAL INVESTMENTS—104.9%
(Cost $1,089,372,134)			1,007,763,465
Other assets less liabilities—(4.9%)			(47,098,444)

NET ASSETS—100.0%			$960,665,021

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint
International Fund

Notes to the Schedule of Investments:
ADR	American Depositary Receipt
CVA	Dutch Certificate of Shares
GDR	Global Depositary Receipt
Reg S
Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.

REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $964,631, which represents 0.1% of Total Investments.

‡	Security valued at fair value as determined by policies approved by the Board of Directors.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint
International Fund

Percentage of Portfolio by Industry:

COMMON STOCKS
Commercial Banks	9.9%
Pharmaceuticals	7.8%
Oil, Gas & Consumable Fuels	7.0%
Diversified Telecommunication Services	5.1%
Food & Staples Retailing	4.6%
Insurance	4.4%
Food Products	3.9%
Metals & Mining	3.7%
Wireless Telecommunication Services	3.3%
Automobiles	2.7%
Trading Companies & Distributors	2.6%
Electric Utilities	2.6%
Health Care Equipment & Supplies	2.4%
Semiconductors & Semiconductor Equipment	2.3%
Specialty Retail	2.3%
Real Estate Management & Development	2.0%
Chemicals	1.8%
Personal Products	1.7%
Machinery	1.4%
Professional Services	1.4%
Capital Markets	1.4%
Office Electronics	1.4%
Multi-Utilities	1.3%
Electronic Equipment, Instruments & Components	1.3%
Building Products	1.2%
Hotels, Restaurants & Leisure	1.0%
Auto Components	1.0%
Construction & Engineering	0.9%
Tobacco	0.9%
Industrial Conglomerates	0.9%
Beverages	0.9%
Media	0.8%
Computers & Peripherals	0.8%
IT Services	0.7%
Real Estate Investment Trusts (REITs)	0.7%
Energy Equipment & Services	0.7%
Software	0.7%
Air Freight & Logistics	0.6%
Multiline Retail	0.5%
Household Durables	0.5%
Diversified Financial Services	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Gas Utilities	0.5%
Construction Materials	0.4%
Road & Rail	0.4%
Transportation Infrastructure	0.3%
Health Care Providers & Services	0.3%
Household Products	0.3%
Internet Software & Services	0.3%
Biotechnology	0.3%
Distributors	0.3%
Consumer Finance	0.1%
Commercial Services & Supplies	0.1%
Electrical Equipment	0.1%
Marine	0.1%
Independent Power Producers & Energy Traders	0.1%
Paper & Forest Products	0.1%
95.8%

PREFERRED STOCKS
Automobiles	0.1%

TOTAL COMMON STOCKS/PREFERRED STOCKS	95.9%

CASH EQUIVALENTS
Institutional Money Market Funds	9.0%

TOTAL INVESTMENTS	104.9%
Other assets less liabilities	(4.9)%

TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

			Shares	Value
COMMON STOCKS—1.9%
Biotechnology—0.1%
Amgen, Inc.		*	13,000	$683,800

Capital Markets—0.1%
Franklin Resources, Inc.			8,000	689,520

Electrical Equipment—0.2%
ABB Ltd. (Registered) (Switzerland)		*	78,000	1,358,027

Energy Equipment & Services—0.0%
Halliburton Co.			15,000	368,250

Food Products—0.1%
Nestle SA (Registered) (Switzerland)			18,000	867,939

Health Care Equipment & Supplies—0.0%
Medtronic, Inc.			9,000	326,430

Hotels, Restaurants & Leisure—0.1%
Carnival Corp.			13,000	393,120

Internet Software & Services—0.1%
eBay, Inc.		*	35,000	686,350

Oil, Gas & Consumable Fuels—0.1%
Apache Corp.			8,000	673,520
Nexen, Inc. (Canada)			18,000	354,065
				1,027,585

Pharmaceuticals—0.2%
Novo Nordisk A/S, Class B (Denmark)			12,000	969,513
Shire plc (Ireland)			40,000	820,570
				1,790,083

Semiconductors & Semiconductor Equipment—0.3%
ARM Holdings plc (United Kingdom)			450,000	1,862,499

Software—0.2%
Autonomy Corp. plc (United Kingdom)		*	50,000	1,362,919

Textiles, Apparel & Luxury Goods—0.4%
Swatch Group AG (The) (Registered) (Switzerland)			42,000	2,146,344
Yue Yuen Industrial Holdings Ltd. (Hong Kong)			197,000	611,460
				2,757,804

TOTAL COMMON STOCKS
(Cost $14,468,317)				14,174,326

CONVERTIBLE PREFERRED STOCKS—1.1%
Commercial Banks—0.1%
Wells Fargo & Co., Perpetual, Series L, Class A 7.500%			1,000	931,000

Diversified Financial Services—0.3%
Bank of America Corp., Perpetual, Series L 7.250%			1,000	908,000
Vale Capital II (Cayman Islands) 6.750%			17,800	1,250,450
				2,158,450

Food Products—0.4%
Archer-Daniels-Midland Co. 6.250%			25,000	905,250
Bunge Ltd., Perpetual (Bermuda) 4.875%			20,000	1,659,000
				2,564,250

Pharmaceuticals—0.1%
Mylan, Inc. 6.500%			800	850,392

Wireless Telecommunication Services—0.2%
Crown Castle International Corp. 6.250%			23,938	1,346,513

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $8,473,003)				7,850,605

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—30.9%
Aerospace & Defense—0.2%
General Dynamics Corp.
4.500%	08/15/2010	§	$900,000	$904,127
L-3 Communications Corp.
5.875%	01/15/2015		820,000	813,850
				1,717,977

Beverages—1.2%
Anheuser-Busch InBev Worldwide, Inc.
3.000%	10/15/2012		410,000	421,116
2.500%	03/26/2013	ˆ	1,240,000	1,255,524
Coca-Cola Enterprises, Inc.
0.953%	05/06/2011	#§	2,100,000	2,111,264
Diageo Capital plc (United Kingdom)
5.125%	01/30/2012		2,700,000	2,858,252
Dr. Pepper Snapple Group, Inc.
1.700%	12/21/2011	§	1,790,000	1,800,604
				8,446,760

Biotechnology—0.1%
Genzyme Corp.
3.625%	06/15/2015	ˆ	730,000	739,230

Capital Markets—0.8%
Bank of New York Mellon Corp. (The), Series G MTN
0.638%	03/23/2012	#§	1,530,000	1,524,879
Bear Stearns Cos. LLC (The), Series B MTN
6.950%	08/10/2012		2,000,000	2,194,816
Macquarie Bank Ltd. (Australia)
2.600%	01/20/2012	ˆ§	1,050,000	1,073,220
TD Ameritrade Holding Corp.
4.150%	12/01/2014		760,000	789,502
				5,582,417

Chemicals—0.9%
Airgas, Inc.
2.850%	10/01/2013		520,000	524,765
Dow Chemical Co. (The)
4.850%	08/15/2012		3,100,000	3,271,696
2.624%	08/08/2011	#§	1,700,000	1,726,566
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%	02/01/2018		250,000	226,875

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Huntsman International LLC
5.500%	06/30/2016	ˆ	$500,000	$440,000
				6,189,902

Commercial Banks—1.8%
Banco do Brasil SA (Brazil)
4.500%	01/22/2015	ˆ	1,200,000	1,218,000
Bank of Nova Scotia (Canada)
2.250%	01/22/2013		2,000,000	2,029,122
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan)
2.600%	01/22/2013	ˆ	1,170,000	1,189,864
BB&T Corp., Series A MTN
3.375%	09/25/2013		400,000	412,854
CBQ Finance Ltd. (Bermuda)
5.000%	11/18/2014	ˆ	750,000	761,498
ICICI Bank Ltd. (India)
5.500%	03/25/2015	ˆ	900,000	931,244
National Australia Bank Ltd. (Australia)
1.014%	01/08/2013	#ˆ	1,360,000	1,361,988
US Bancorp
4.200%	05/15/2014		800,000	856,516
US Bancorp, Series R MTN
2.125%	02/15/2013		550,000	559,205
Wachovia Corp.
0.433%	10/15/2011	#§	2,000,000	1,986,188
Wells Fargo & Co., Series E MTN
3.980%	10/29/2010		255,000	257,110
Wells Fargo & Co., Series I MTN
3.750%	10/01/2014		420,000	430,428
Westpac Banking Corp. (Australia)
2.250%	11/19/2012		700,000	706,357
				12,700,374

Commercial Services & Supplies—0.2%
Ceridian Corp.
11.250%	11/15/2015		500,000	453,750
Corrections Corp. of America
6.250%	03/15/2013		815,000	825,188
Valassis Communications, Inc.
8.250%	03/01/2015		224,000	232,400
				1,511,338

Communications Equipment—0.3%
Cisco Systems, Inc.
5.250%	02/22/2011	§	1,982,000	2,036,210

Computers & Peripherals—1.1%
Hewlett-Packard Co.
4.250%	02/24/2012		1,929,000	2,033,588
2.250%	05/27/2011	§	2,250,000	2,281,622
International Business Machines Corp.
4.950%	03/22/2011		1,250,000	1,284,750
2.100%	05/06/2013		630,000	642,449
0.384%	11/04/2011	#§	1,400,000	1,401,725
				7,644,134

Consumer Finance—1.1%
American Honda Finance Corp.
2.375%	03/18/2013	ˆ	530,000	537,721
Ford Motor Credit Co. LLC
8.125%	01/15/2020		500,000	511,187
7.000%	10/01/2013		645,000	658,154
John Deere Capital Corp. MTN
1.287%	06/10/2011	#	2,200,000	2,215,602
John Deere Capital Corp., Series D MTN
5.350%	01/17/2012	§	2,150,000	2,289,290
PACCAR Financial Corp. MTN
0.798%	04/05/2013	#	1,850,000	1,848,990
				8,060,944

Containers & Packaging—0.0%
Bemis Co., Inc.
5.650%	08/01/2014		290,000	319,636

Diversified Consumer Services—0.1%
Stanford University
3.625%	05/01/2014		500,000	532,121

Diversified Financial Services—1.4%
CME Group, Inc.
5.750%	02/15/2014		1,000,000	1,113,201
Equifax, Inc.
4.450%	12/01/2014		160,000	166,886
General Electric Capital Corp.
5.900%	05/13/2014		430,000	475,053
2.800%	01/08/2013		1,100,000	1,112,885
General Electric Capital Corp., Series A MTN
6.125%	02/22/2011	§	3,500,000	3,613,050
General Electric Capital Corp., Series A
3.750%	11/14/2014		750,000	768,004
JPMorgan Chase & Co., Series F MTN
1.286%	06/13/2011	#§	500,000	502,866
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		1,210,000	1,231,554
Noble Group Ltd. (Bermuda)
8.500%	05/30/2013	ˆ	530,000	585,085
Petroplus Finance Ltd. (Bermuda)
9.375%	09/15/2019	ˆ	500,000	432,500
				10,001,084

Diversified Telecommunication Services—2.6%
AT&T, Inc.
6.250%	03/15/2011	§	3,203,000	3,319,288
4.850%	02/15/2014		600,000	657,694
British Telecommunications plc (United Kingdom)
9.375%	12/15/2010		1,850,000	1,913,525
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		500,000	561,032
3.750%	05/20/2011	§	3,800,000	3,892,910
3.065%	05/20/2011	#	500,000	511,273
Cincinnati Bell, Inc.
8.250%	10/15/2017		500,000	470,000
France Telecom SA (France)
7.750%	03/01/2011	§	2,750,000	2,870,087
Frontier Communications Corp.
6.250%	01/15/2013		820,000	826,150
PAETEC Holding Corp.
8.875%	06/30/2017	ˆ	500,000	502,500
Qtel International Finance Ltd. (Bermuda)
6.500%	06/10/2014	ˆ	650,000	712,583
Telcordia Technologies, Inc.
11.000%	05/01/2018	ˆ	500,000	477,500
Telefonica Emisiones SAU (Spain)
2.582%	04/26/2013		1,260,000	1,252,174
Windstream Corp.
8.125%	08/01/2013		765,000	794,644
				18,761,360

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Electric Utilities—3.8%
Columbus Southern Power Co.
0.937%	03/16/2012	#	$1,490,000	$1,488,167
Columbus Southern Power Co., Series C
5.500%	03/01/2013		750,000	817,206
Commonwealth Edison Co., Series 105
5.400%	12/15/2011	§	3,217,000	3,404,937
Consumers Energy Co., Series D
5.375%	04/15/2013		575,000	626,576
Dominion Resources, Inc.
4.750%	12/15/2010		360,000	366,272
Duke Energy Carolinas LLC
6.250%	01/15/2012	§	2,625,000	2,829,041
Florida Power & Light Co.
4.850%	02/01/2013		2,000,000	2,159,654
FPL Group Capital, Inc.
5.625%	09/01/2011	§	1,583,000	1,655,527
1.419%	06/17/2011	#	550,000	553,689
Georgia Power Co.
0.857%	03/15/2013	#§	1,700,000	1,703,130
Mirant Americas Generation LLC
8.300%	05/01/2011		320,000	328,000
Northern States Power Co.
4.750%	08/01/2010		2,300,000	2,307,937
Northern States Power Co., Series B
8.000%	08/28/2012		1,039,000	1,184,997
Pacific Gas & Electric Co.
4.200%	03/01/2011		1,880,000	1,918,801
PSEG Power LLC
7.750%	04/15/2011		2,300,000	2,414,232
Southern Co., Series 2008-A
1.165%	08/20/2010	#	1,650,000	1,651,613
Southern Co., Series A
5.300%	01/15/2012	§	350,000	370,272
Wisconsin Energy Corp.
6.500%	04/01/2011	§	1,401,000	1,456,973
				27,237,024

Electrical Equipment—0.3%
Emerson Electric Co.
7.125%	08/15/2010	§	2,000,000	2,015,815

Electronic Equipment, Instruments & Components—0.1%
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012		420,000	425,118

Energy Equipment & Services—0.3%
Halliburton Co.
5.500%	10/15/2010		2,200,000	2,224,598

Food & Staples Retailing—0.1%
Safeway, Inc.
5.800%	08/15/2012		700,000	760,836

Food Products—0.8%
General Mills, Inc.
6.000%	02/15/2012	§	2,000,000	2,155,740
Kraft Foods, Inc.
5.250%	10/01/2013		390,000	427,359
2.625%	05/08/2013		390,000	397,664
Wm. Wrigley Jr. Co.
3.700%	06/30/2014	ˆ	2,510,000	2,541,081
				5,521,844

Gas Utilities—0.7%
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011		1,800,000	1,908,897
KeySpan Corp.
7.625%	11/15/2010		3,397,000	3,479,384
				5,388,281

Health Care Equipment & Supplies—0.2%
Covidien International Finance SA (Luxembourg)
1.875%	06/15/2013		1,000,000	1,006,919
Stryker Corp.
3.000%	01/15/2015		790,000	816,559
				1,823,478

Health Care Providers & Services—0.1%
Express Scripts, Inc.
5.250%	06/15/2012		600,000	641,294

Hotels, Restaurants & Leisure—0.4%
Isle of Capri Casinos, Inc.
7.000%	03/01/2014		500,000	452,500
McDonald’s Corp., Series G MTN
5.750%	03/01/2012		750,000	806,918
Pinnacle Entertainment, Inc.
7.500%	06/15/2015		500,000	471,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625%	12/01/2014		865,000	871,488
				2,602,156

Household Durables—0.9%
Clorox Co.
6.125%	02/01/2011	§	1,000,000	1,029,592
DR Horton, Inc.
5.375%	06/15/2012		825,000	841,500
Fortune Brands, Inc.
3.000%	06/01/2012	§	1,950,000	1,974,402
Kimberly-Clark Corp.
0.438%	07/30/2010	#§	2,200,000	2,200,085
Yankee Acquisition Corp., Series B
8.500%	02/15/2015		500,000	508,125
				6,553,704

Household Products—0.3%
Procter & Gamble International Funding SCA (Luxembourg)
1.350%	08/26/2011	§	2,420,000	2,437,712

Independent Power Producers & Energy Traders—0.1%
Calpine Corp.
7.250%	10/15/2017	ˆ	500,000	482,500

Industrial Conglomerates—0.1%
3M Co., Series E MTN
4.375%	08/15/2013		750,000	819,044

Insurance—1.7%
Allstate Corp. (The)
6.200%	05/16/2014		510,000	579,022
Berkshire Hathaway Finance Corp.
4.000%	04/15/2012		750,000	789,236
0.594%	01/11/2011	#	1,000,000	1,001,956
0.423%	01/13/2012	#	1,236,000	1,236,764
Berkshire Hathaway, Inc.
0.858%	02/11/2013	#§	3,770,000	3,779,587

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Hartford Financial Services Group, Inc.
4.000%	03/30/2015		$570,000	$560,213
Prudential Financial, Inc., Series D MTN
5.150%	01/15/2013	§	2,000,000	2,117,916
5.100%	12/14/2011	§	1,100,000	1,148,815
3.625%	09/17/2012		710,000	731,666
2.750%	01/14/2013		600,000	603,296
				12,548,471

Life Sciences Tools & Services—0.1%
Howard Hughes Medical Institute
3.450%	09/01/2014		700,000	742,109

Machinery—0.4%
Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)
1.923%	08/13/2010	#	805,000	806,233
Siemens Financieringsmaatschappij NV MTN (Netherlands)
0.687%	03/16/2012	#	1,100,000	1,093,730
SPX Corp.
7.625%	12/15/2014		795,000	820,837
Terex Corp.
8.000%	11/15/2017		500,000	465,000
				3,185,800

Media—1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
8.125%	04/30/2020	ˆ	250,000	256,875
Comcast Cable Communications LLC
6.750%	01/30/2011		1,700,000	1,753,441
Comcast Corp.
5.450%	11/15/2010		2,233,000	2,270,083
COX Communications, Inc.
7.750%	11/01/2010		1,700,000	1,734,671
5.450%	12/15/2014		500,000	552,439
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014		1,200,000	1,272,107
DISH DBS Corp.
6.375%	10/01/2011		790,000	817,650
Mediacom Broadband LLC/Mediacom Broadband Corp.
8.500%	10/15/2015		500,000	480,000
NBC Universal, Inc.
3.650%	04/30/2015	ˆ	990,000	1,013,488
Viacom, Inc.
4.375%	09/15/2014		500,000	531,943
Walt Disney Co. (The), Series B MTN
6.375%	03/01/2012		375,000	406,616
				11,089,313

Metals & Mining—0.8%
BHP Billiton Finance USA Ltd. (Australia)
5.125%	03/29/2012		1,400,000	1,491,349
5.000%	12/15/2010	§	2,000,000	2,035,854
FMG Resources August 2006 Pty Ltd. (Australia)
10.625%	09/01/2016	ˆ	530,000	585,650
Steel Dynamics, Inc.
7.375%	11/01/2012		800,000	832,000
Vale Overseas Ltd. (Cayman Islands)
6.250%	01/23/2017		560,000	611,362
				5,556,215

Multiline Retail—0.2%
Target Corp.
8.600%	01/15/2012	§	1,600,000	1,767,867

Oil, Gas & Consumable Fuels—2.2%
Chevron Corp.
3.950%	03/03/2014		1,000,000	1,072,812
3.450%	03/03/2012		900,000	938,382
Conoco Funding Co. (Canada)
6.350%	10/15/2011		650,000	693,576
ConocoPhillips
4.750%	02/01/2014		750,000	825,504
Kinder Morgan Energy Partners LP
7.125%	03/15/2012		900,000	967,807
Kinder Morgan, Inc.
6.500%	09/01/2012		600,000	622,500
OPTI Canada, Inc. (Canada)
9.000%	12/15/2012	ˆ	380,000	385,700
Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar)
4.500%	09/30/2012	ˆ	650,000	678,304
Rockies Express Pipeline LLC
3.900%	04/15/2015	ˆ	770,000	744,977
Shell International Finance BV (Netherlands)
5.625%	06/27/2011		960,000	1,006,312
1.875%	03/25/2013		710,000	716,437
0.568%	09/22/2011	#§	2,050,000	2,048,932
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015		630,000	654,227
Valero Energy Corp.
6.875%	04/15/2012		1,200,000	1,292,495
Woodside Finance Ltd. (Australia)
4.500%	11/10/2014	ˆ	560,000	571,711
XTO Energy, Inc.
7.500%	04/15/2012		2,190,000	2,439,478
				15,659,154

Paper & Forest Products—0.0%
Georgia-Pacific LLC
8.125%	05/15/2011		300,000	313,875

Pharmaceuticals—1.6%
AstraZeneca plc (United Kingdom)
5.400%	09/15/2012	§	1,000,000	1,092,480
GlaxoSmithKline Capital, Inc.
4.850%	05/15/2013		1,700,000	1,859,861
Merck & Co., Inc.
1.875%	06/30/2011		1,100,000	1,110,649
Novartis Capital Corp.
4.125%	02/10/2014		600,000	647,901
1.900%	04/24/2013		980,000	995,486
Pfizer, Inc.
4.450%	03/15/2012		300,000	316,621
2.487%	03/15/2011	#§	1,750,000	1,775,032
Teva Pharmaceutical Finance III LLC
1.500%	06/15/2012		1,400,000	1,405,992
0.939%	12/19/2011	#	2,000,000	2,004,944
Wyeth
6.950%	03/15/2011		500,000	520,986
				11,729,952

Real Estate Investment Trusts (REITs)—0.5%
Simon Property Group LP
4.875%	08/15/2010	§	2,000,000	2,005,585
4.200%	02/01/2015		250,000	257,165
Vornado Realty LP
4.250%	04/01/2015		1,240,000	1,234,010
				3,496,760

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Road & Rail—0.4%
Canadian National Railway Co. (Canada)
6.375%	10/15/2011	§	$500,000	$533,649
Union Pacific Corp.
6.650%	01/15/2011	§	2,000,000	2,055,872
				2,589,521

Software—0.2%
Microsoft Corp.
2.950%	06/01/2014		900,000	942,601
Oracle Corp.
5.000%	01/15/2011		797,000	813,808
				1,756,409

Tobacco—0.1%
Reynolds American, Inc.
1.237%	06/15/2011	#	800,000	794,923

Water Utilities—0.1%
Veolia Environnement (France)
5.250%	06/03/2013		910,000	982,842

Wireless Telecommunication Services—1.1%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015	ˆ	350,000	360,624
Millicom International Cellular SA (Luxembourg)
10.000%	12/01/2013		1,500,000	1,552,500
New Cingular Wireless Services, Inc.
8.125%	05/01/2012	§	455,000	509,361
7.875%	03/01/2011		235,000	245,771
Rogers Communications, Inc. (Canada)
6.375%	03/01/2014		360,000	409,070
Sprint Capital Corp.
8.375%	03/15/2012		790,000	832,462
Vodafone Group plc (United Kingdom)
4.150%	06/10/2014		1,090,000	1,144,768
0.816%	02/27/2012	#	3,300,000	3,295,730
				8,350,286

TOTAL CORPORATE OBLIGATIONS
(Cost $221,533,098)				223,740,388

CONVERTIBLE DEBT OBLIGATIONS—20.2%
Beverages—0.2%
Asahi Breweries (Japan)
0.000%	05/26/2028		JPY 100,000,000	1,145,311

Biotechnology—0.4%
Amgen, Inc.
0.375%	02/01/2013		1,400,000	1,389,500
Life Technology Corp.
1.500%	02/15/2024		1,300,000	1,434,875
				2,824,375

Building Products—0.2%
Asahi Glass Co. Ltd. (Japan)
0.000%	11/14/2014		JPY 145,000,000	1,732,879

Capital Markets—0.3%
Affiliated Managers Group, Inc.
3.950%	08/15/2038		1,400,000	1,372,000
Janus Capital Group, Inc.
3.250%	07/15/2014		900,000	906,750
				2,278,750

Chemicals—0.2%
Ferro Corp.
6.500%	08/15/2013		1,400,000	1,356,250

Commercial Services & Supplies—0.3%
Covanta Holding Corp.
1.000%	02/01/2027		2,100,000	1,958,250

Communications Equipment—0.5%
ADC Telecommunications, Inc.
3.500%	07/15/2015		1,800,000	1,476,000
1.121%	06/15/2013	#	500,000	441,250
Alcatel-Lucent USA, Inc., Series B
2.875%	06/15/2025		2,100,000	1,779,750
				3,697,000

Computers & Peripherals—1.0%
EMC Corp.
1.750%	12/01/2013		2,600,000	3,305,250
Maxtor Corp.
2.375%	08/15/2012		850,000	858,500
NetApp, Inc.
1.750%	06/01/2013		2,000,000	2,580,000
SanDisk Corp.
1.000%	05/15/2013		500,000	446,875
				7,190,625

Construction & Engineering—0.2%
Larsen & Toubro Ltd. (India)
3.500%	10/22/2014		1,100,000	1,316,844

Diversified Consumer Services—0.4%
Sotheby’s
3.125%	06/15/2013		1,000,000	975,000
Stewart Enterprises, Inc.
3.125%	07/15/2014		2,000,000	1,747,500
				2,722,500

Diversified Financial Services—0.5%
AngloGold Ashanti Holdings Finance plc, Reg S (Isle of Man)
3.500%	05/22/2014		1,000,000	1,146,154
Industrivarden AB, Series INDU (Sweden)
2.500%	02/27/2015		EUR 600,000	795,782
MTU Aero Engines Finance BV, Series MTU (Netherlands)
2.750%	02/01/2012		EUR 800,000	1,047,882
Qiagen Euro Finance SA MTN (Luxembourg)
3.250%	05/16/2026		700,000	809,375
				3,799,193

Diversified Telecommunication Services—0.5%
Level 3 Communications, Inc.
3.500%	06/15/2012		2,150,000	1,972,625
Qwest Communications International, Inc.
3.500%	11/15/2025		375,000	417,188
tw telecom inc.
2.375%	04/01/2026		1,000,000	1,087,500
				3,477,313

Electrical Equipment—0.5%
EnerSys
3.375%	06/01/2038		2,000,000	1,822,500

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
General Cable Corp.
0.875%	11/15/2013		$1,750,000	$1,531,250
Nexans SA (France)
1.500%	01/01/2013		EUR 442,800	429,308
				3,783,058

Electronic Equipment, Instruments & Components—0.4%
L-1 Identity Solutions, Inc.
3.750%	05/15/2027		2,200,000	2,070,750
Tech Data Corp.
2.750%	12/15/2026		900,000	906,750
				2,977,500

Energy Equipment & Services—1.6%
Acergy SA, Series ACY (Luxembourg)
2.250%	10/11/2013		2,300,000	2,290,105
Bristow Group, Inc.
3.000%	06/15/2038		2,000,000	1,612,500
Helix Energy Solutions Group, Inc.
3.250%	12/15/2025		2,000,000	1,740,000
Hornbeck Offshore Services, Inc.
1.625%	11/15/2026		2,150,000	1,623,250
SESI LLC
1.500%	12/15/2026		2,000,000	1,845,000
Subsea 7, Inc. (Cayman Islands)
3.500%	10/13/2014		2,100,000	2,267,998
				11,378,853

Food & Staples Retailing—0.3%
Pantry, Inc. (The)
3.000%	11/15/2012		2,150,000	1,999,500

Food Products—0.1%
Archer-Daniels-Midland Co.
0.875%	02/15/2014		1,200,000	1,137,000

Health Care Equipment & Supplies—1.0%
Hologic, Inc.
2.000%	12/15/2037		2,500,000	2,140,625
Integra LifeSciences Holdings Corp.
2.375%	06/01/2012	ˆ	1,000,000	948,750
Kinetic Concepts, Inc.
3.250%	04/15/2015	ˆ	2,200,000	2,128,500
Medtronic, Inc.
1.625%	04/15/2013		1,900,000	1,914,250
				7,132,125

Health Care Providers & Services—0.6%
LifePoint Hospitals, Inc.
3.500%	05/15/2014		2,150,000	1,996,812
Omnicare, Inc., Series OCR
3.250%	12/15/2035		2,500,000	2,081,250
				4,078,062

Hotels, Restaurants & Leisure—0.2%
Carnival Corp. (Panama)
2.000%	04/15/2021		1,300,000	1,352,000

Household Durables—0.1%
Stanley Black & Decker, Inc.
0.000%	05/17/2012	#	640,000	691,392

Internet & Catalog Retail—0.3%
priceline.com, Inc.
1.250%	03/15/2015	ˆ	2,250,000	2,078,438

Internet Software & Services—0.6%
Equinix, Inc.
2.500%	04/15/2012		1,000,000	1,011,250
SAVVIS, Inc.
3.000%	05/15/2012		2,150,000	2,031,750
VeriSign, Inc.
3.250%	08/15/2037		1,400,000	1,272,250
				4,315,250

IT Services—0.2%
Atos Origin SA, Series ATO (France)
2.500%	01/01/2016		EUR 700,000	424,445
Capgemini (France)
0.370%	01/01/2012		EUR 2,500,000	1,335,588
				1,760,033

Machinery—0.8%
AGCO Corp.
1.250%	12/15/2036		600,000	570,750
ArvinMeritor, Inc.
4.625%	03/01/2026		2,000,000	1,797,500
Danaher Corp.
0.000%	01/22/2021		1,500,000	1,629,375
Trinity Industries, Inc.
3.875%	06/01/2036		2,500,000	1,931,250
				5,928,875

Media—1.2%
Central European Media Enterprises Ltd. (Bermuda)
3.500%	03/15/2013	ˆ	2,000,000	1,532,500
Interpublic Group of Cos., Inc. (The)
4.250%	03/15/2023		2,000,000	2,012,500
Liberty Media LLC
3.125%	03/30/2023		1,600,000	1,682,000
Regal Entertainment Group
6.250%	03/15/2011	ˆ	1,635,000	1,663,613
Sirius XM Radio, Inc.
3.250%	10/15/2011		1,350,000	1,304,437
XM Satellite Radio, Inc.
7.000%	12/01/2014	ˆ	915,000	871,538
				9,066,588

Metals & Mining—1.1%
Anglo American plc, Series AAL (United Kingdom)
4.000%	05/07/2014		900,000	1,281,600
Goldcorp, Inc. (Canada)
2.000%	08/01/2014		2,765,000	3,228,137
Newmont Mining Corp.
3.000%	02/15/2012		1,400,000	1,991,500
Steel Dynamics, Inc.
5.125%	06/15/2014		260,000	280,475
Xstrata Capital Corp. A.V.V. (Aruba)
4.000%	08/14/2017		1,100,000	1,151,953
				7,933,665

Oil, Gas & Consumable Fuels—1.1%
Bill Barrett Corp.
5.000%	03/15/2028		1,500,000	1,496,250

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Chesapeake Energy Corp.
2.750%	11/15/2035		$2,000,000	$1,752,500
2.500%	05/15/2037		600,000	470,250
Patriot Coal Corp.
3.250%	05/31/2013		1,400,000	1,148,000
Penn Virginia Corp.
4.500%	11/15/2012		2,000,000	1,875,000
Premier Oil Finance Jersey Ltd., Series PMO (Jersey, Channel Islands)
2.875%	06/27/2014		1,150,000	1,157,188
				7,899,188

Paper & Forest Products—0.2%
Sino-Forest Corp. (Canada)
5.000%	08/01/2013	ˆ	600,000	617,250
4.250%	12/15/2016	ˆ	800,000	739,000
				1,356,250

Pharmaceuticals—1.2%
Allergan, Inc.
1.500%	04/01/2026		800,000	876,000
Endo Pharmaceuticals Holdings, Inc.
1.750%	04/15/2015	ˆ	700,000	665,000
Mylan, Inc.
1.250%	03/15/2012		3,200,000	3,200,000
Shire plc, Reg S (Jersey, Channel Islands)
2.750%	05/09/2014		1,200,000	1,167,000
Teva Pharmaceutical Finance Co. LLC, Series C
0.250%	02/01/2026		2,200,000	2,574,000
				8,482,000

Real Estate Investment Trusts (REITs)—0.7%
Alexandria Real Estate Equities, Inc.
3.700%	01/15/2027	ˆ	2,000,000	1,962,500
Health Care REIT, Inc.
3.000%	12/01/2029		1,840,000	1,833,100
Host Hotels & Resorts LP
2.625%	04/15/2027	ˆ	1,550,000	1,476,375
				5,271,975

Road & Rail—0.2%
Avis Budget Group, Inc.
3.500%	10/01/2014	ˆ	1,500,000	1,363,125

Semiconductors & Semiconductor Equipment—0.9%
Advanced Micro Devices, Inc.
6.000%	05/01/2015		2,150,000	2,053,250
Intel Corp.
3.250%	08/01/2039	ˆ	900,000	1,018,125
Linear Technology Corp., Series A
3.000%	05/01/2027		1,100,000	1,082,125
Micron Technology, Inc.
1.875%	06/01/2014		500,000	441,875
Rovi Corp.
2.625%	02/15/2040	ˆ	900,000	920,250
Xilinx, Inc.
2.625%	06/15/2017	ˆ	900,000	915,750
				6,431,375

Software—1.0%
Autonomy Corp. plc, Series AU (United Kingdom)
3.250%	03/04/2015		GBP 1,650,000	2,742,607
Sybase, Inc.
3.500%	08/15/2029	ˆ	900,000	1,327,500
Symantec Corp.
1.000%	06/15/2013		2,500,000	2,553,125
0.750%	06/15/2011		500,000	498,125
				7,121,357

Specialty Retail—0.7%
Group 1 Automotive, Inc.
2.250%	06/15/2036		1,800,000	1,332,000
Penske Automotive Group, Inc.
3.500%	04/01/2026		2,000,000	2,017,500
Sonic Automotive, Inc.
5.000%	10/01/2029		1,500,000	1,475,625
				4,825,125

Textiles, Apparel & Luxury Goods—0.3%
Iconix Brand Group, Inc.
1.875%	06/30/2012		2,000,000	1,870,000
Yue Yuen Industrial Holdings Ltd. (Hong Kong)
0.000%	11/17/2011		HKD 4,400,000	649,024
				2,519,024

Wireless Telecommunication Services—0.2%
SBA Communications Corp.
1.875%	05/01/2013		1,600,000	1,616,000

TOTAL CONVERTIBLE DEBT OBLIGATIONS
(Cost $150,523,356)				145,997,048

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—1.5%
U.S. Government Agency Mortgage-Backed Securities—1.5%
Federal Home Loan Mortgage Corp.
3.877%	12/01/2039	#	940,870	983,498
Federal Home Loan Mortgage Corp. REMICS
5.500%	07/15/2027	§	2,004,473	2,021,205
4.500%	12/15/2022		1,154,332	1,191,612
3.000%	03/15/2030	§	2,141,624	2,166,634
Federal National Mortgage Association
5.000%	01/01/2018		2,754,753	2,963,296
Federal National Mortgage Association REMICS
5.000%	06/25/2019	§	1,376,361	1,442,285

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $10,632,459)				10,768,530

U.S. TREASURY OBLIGATIONS—13.8%
U.S. Treasury Bills—10.0%
U.S. Treasury Bill
0.361%	08/26/2010		3,000,000	2,999,540
0.336%	05/05/2011	§	9,000,000	8,982,135
0.291%	02/10/2011	‡‡	11,250,000	11,236,005
0.283%	09/23/2010	§	14,000,000	13,995,100
0.211%	11/04/2010		720,000	719,592
0.201%	07/29/2010		17,500,000	17,498,316
0.165%	08/19/2010		5,000,000	4,999,496
0.152%	09/02/2010		2,000,000	1,999,486
0.147%	07/22/2010		5,700,000	5,699,529
0.108%	09/09/2010	‡‡	4,165,000	4,163,825
				72,293,024

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
U.S. Treasury Inflation Protected Securities Notes—0.5%
U.S. Treasury Note
2.000%	01/15/2016	§	$2,903,000	$3,444,028

U.S. Treasury Notes—3.3%
U.S. Treasury Note
2.500%	04/30/2015		3,178,000	3,291,464
1.750%	04/15/2013		600,000	613,732
1.375%	05/15/2013		9,400,000	9,516,052
1.375%	04/15/2012	§‡‡	300,000	304,559
1.000%	04/30/2012	§	10,124,000	10,201,509
				23,927,316

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $99,240,492)				99,664,368

GOVERNMENT RELATED OBLIGATIONS—18.2%
U.S. Government Agencies—12.8%
FDIC Structured Sale Guaranteed Notes
2.290%	10/25/2013	ˆ	760,000	714,764
Federal Farm Credit Banks
1.375%	06/25/2013		3,850,000	3,874,401
0.666%	01/24/2011	#§	3,000,000	3,008,019
0.502%	05/12/2011	§	2,000,000	1,993,350
0.438%	05/18/2011	#§	5,000,000	5,007,180
Federal Home Loan Banks
5.375%	08/19/2011		7,390,000	7,785,905
1.000%	02/28/2011	§	3,000,000	3,004,425
Federal Home Loan Mortgage Corp.
1.750%	06/15/2012	§	6,000,000	6,120,690
1.625%	04/26/2011		7,905,000	7,984,643
1.300%	03/09/2012- 05/25/2012	§	6,000,000	6,007,748
1.250%	01/26/2012		5,000,000	5,019,725
Federal National Mortgage Association
2.750%	04/11/2011	§	5,000,000	5,091,445
2.000%	09/28/2012	§	3,000,000	3,010,404
1.550%	11/17/2011	§	4,000,000	4,005,856
1.500%	09/16/2010- 05/24/2012	§	11,900,000	11,930,184
1.375%	04/28/2011		1,500,000	1,512,237
0.609%	02/23/2012	#§	2,000,000	2,003,772
0.513%	04/26/2011	§	5,000,000	4,985,465
0.188%	07/13/2010	#§	5,000,000	5,000,144
Federal National Mortgage Association Discount Note
0.381%	12/01/2010		4,500,000	4,495,986
				92,556,343

U.S. Government Agencies—U.S. Government Guaranteed Bank Debt—1.8%
Bank of America NA MTN
1.700%	12/23/2010	§	2,400,000	2,415,255
Citigroup Funding, Inc.
0.438%	07/30/2010	#§	2,000,000	2,000,362
General Electric Capital Corp., Series G MTN
1.800%	03/11/2011	§	2,000,000	2,019,704
JPMorgan Chase & Co.
1.650%	02/23/2011	§	1,175,000	1,184,594
State Street Bank and Trust Co.
0.737%	09/15/2011	#§	1,500,000	1,506,489
US Central Federal Credit Union
0.304%	10/19/2011	#§	2,900,000	2,902,969
Western Corporate Federal Credit Union
1.750%	11/02/2012		640,000	651,035
				12,680,408

Non-U.S. Government Agencies—0.6%
Export Development Canada (Canada)
2.250%	05/28/2015		600,000	607,516
Export-Import Bank of Korea (Korea, Republic of)
5.500%	10/17/2012		500,000	531,072
Japan Finance Corp. (Japan)
2.000%	06/24/2011		500,000	504,456
Kreditanstalt fuer Wiederaufbau (Germany)
1.875%	03/15/2011	§	1,400,000	1,411,248
Petroleos Mexicanos (Mexico)
4.875%	03/15/2015	ˆ	1,400,000	1,456,000
				4,510,292

Sovereign Debt—2.0%
Brazilian Government International Bond (Brazil)
10.250%	06/17/2013		1,490,000	1,821,525
Canadian Government International Bond (Canada)
2.000%	12/01/2014		CAD 500,000	464,882
Colombia Government International Bond (Colombia)
10.000%	01/23/2012		1,570,000	1,764,680
Indonesia Government International Bond, Reg S (Indonesia)
10.375%	05/04/2014		1,900,000	2,346,500
Malaysia Government International Bond (Malaysia)
7.500%	07/15/2011		1,135,000	1,203,751
Mexico Government International Bond, Series A MTN (Mexico)
6.375%	01/16/2013		1,340,000	1,476,010
Norway Government International Bond (Norway)
5.000%	05/15/2015		NOK 2,500,000	428,116
Panama Government International Bond (Panama)
9.375%	07/23/2012		740,000	858,400
Peruvian Government International Bond (Peru)
9.125%	02/21/2012		960,000	1,084,800
Qatar Government International Bond (Qatar)
4.000%	01/20/2015	ˆ	600,000	619,500
Republic of Chile (Chile)
5.500%	01/15/2013		970,000	1,063,702
Republic of South Africa (South Africa)
7.375%	04/25/2012		1,080,000	1,183,248
				14,315,114

U.S. Municipal Bonds—0.8%
Citizens Property Insurance Corp. Revenue Bonds, Series 2009 A-1 (Florida)
5.000%	06/01/2012- 03/01/2013		1,390,000	1,454,658
New Jersey Economic Development Authority Revenue Bonds (New Jersey)
5.000%	06/15/2011		400,000	406,620
New York Liberty Development Corp. Revenue Bonds (New York)
0.500%	12/01/2049	#	1,730,000	1,730,917
New York State Urban Development Corp. Revenue Bonds, Series 2002 A (New York)
5.500%	01/01/2017	#§	1,300,000	1,330,550
South Carolina State Public Service Authority Revenue Bonds, Series 2010 A (South Carolina)
0.596%	07/15/2011	#	1,000,000	1,000,000
				5,922,745

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Non-U.S. Regional Authority Bonds—0.2%
Province of Ontario, Series 1 (Canada)
1.875%	11/19/2012		$1,530,000	$1,548,804

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $130,670,917)				131,533,706

ASSET BACKED SECURITIES—4.5%
Automobile—3.0%
Bank of America Auto Trust
Series 2010-2, Class A1
0.619%	07/15/2011		2,660,000	2,660,932
Bank of America Auto Trust
Series 2010-2, Class A2
0.910%	10/15/2012		4,280,000	4,283,332
BMW Vehicle Lease Trust
Series 2009-1, Class A2
2.040%	04/15/2011	§	1,481,017	1,483,074
Capital Auto Receivables Asset Trust
Series 2007-2, Class A4A
5.390%	02/18/2014		1,740,000	1,793,193
Ford Credit Auto Owner Trust
Series 2009-D, Class A2
1.210%	01/15/2012		702,507	703,355
Honda Auto Receivables Owner Trust
Series 2010-2, Class A2
0.820%	06/18/2012		3,260,000	3,260,271
Nissan Auto Lease Trust
Series 2009-A, Class A3
2.920%	12/15/2011		2,430,000	2,460,986
Nissan Auto Lease Trust
Series 2009-A, Class A2
2.010%	04/15/2011		634,985	636,009
Volkswagen Auto Lease Trust
Series 2009-A, Class A3
3.410%	04/16/2012		3,410,000	3,480,608
Volkswagen Auto Lease Trust
Series 2009-A, Class A2
2.870%	07/15/2011		435,239	437,104
Wachovia Auto Loan Owner Trust
Series 2007-1, Class A3A
5.290%	04/20/2012		571,966	578,073
				21,776,937

Home Equity—1.5%
Ameriquest Mortgage Securities, Inc.
Series 2003-AR3, Class M2
3.422%	10/25/2033	#	806,166	728,179
Argent Securities, Inc.
Series 2006-W3, Class A2B
0.467%	04/25/2036	#	80,481	37,012
CIT Equipment Collateral
Series 2008-VT1, Class A3
6.590%	12/22/2014		1,904,886	1,969,992
Countrywide Asset-Backed Certificates
Series 2005-11, Class 3AV2
0.637%	02/25/2036	#	570,806	547,552
Countrywide Asset-Backed Certificates
Series 2004-AB1, Class 2A3
0.867%	02/25/2035	#	579,985	560,502
Countrywide Asset-Backed Certificates
Series 2005-12, Class 2A3
5.069%	02/25/2036	#	771,729	756,220
Lehman XS Trust
Series 2005-8, Class 2A1A
0.547%	12/25/2035	#	296,531	294,451
Option One Mortgage Loan Trust
Series 2005-4, Class A3
0.607%	11/25/2035	#	1,142,590	1,024,822
Park Place Securities, Inc.
Series 2004-WHQ2, Class A3E
0.767%	02/25/2035	#	1,219,473	1,211,856
Residential Asset Mortgage Products, Inc.
Series 2005-RS2, Class AII3
0.697%	02/25/2035	#	257,874	252,833
Residential Asset Securities Corp.
Series 2005-KS5, Class M1
0.757%	06/25/2035	#	53,054	52,845
Saxon Asset Securities Trust
Series 2005-4, Class A2C
0.597%	11/25/2037	#	906,309	858,207
Soundview Home Equity Loan Trust
Series 2006-OPT4, Class 2A2
0.437%	06/25/2036	#	379,101	373,074
Specialty Underwriting & Residential Finance
Series 2005-BC3, Class A2C
0.717%	06/25/2036	#	364,619	361,365
Structured Asset Investment Loan Trust
Series 2003-BC1, Class A2
1.027%	01/25/2033	#	2,246,357	1,746,976
				10,775,886

TOTAL ASSET BACKED SECURITIES
(Cost $32,876,719)				32,552,823

NON-GOVERNMENT MORTGAGE-BACKED SECURITIES—0.3%
Mortgage Backed—0.3%
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A
2.108%	03/25/2044	#§	1,082,343	1,039,016
Wells Fargo Mortgage Backed Securities Trust
Series 2004-6, Class A13
0.797%	06/25/2034	#§	1,267,597	1,223,819

TOTAL NON-GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $2,206,833)				2,262,835

			Contracts	Value
PURCHASED OPTIONS—0.3%
Put—Euro Bund, Expires 08/31/2010, Strike EUR 138.00			32	337,702
Call—U.S. 10 Years Note Futures, Expires 08/27/2010, Strike $108.00			145	2,109,297

TOTAL PURCHASED OPTIONS
(Cost $2,105,036)				2,446,999

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CERTIFICATES OF DEPOSIT—2.0%
Commercial Banks—2.0%
Bank of Nova Scotia
0.788%	03/05/2012	§	$2,100,000	$2,099,288
0.786%	03/12/2012	§	1,000,000	999,603
Barclays Bank plc (United Kingdom)
1.550%	07/23/2010		3,100,000	3,102,302
Nordea Bank Finland plc
0.598%	04/13/2012		2,500,000	2,500,310
Royal Bank of Canada
2.250%	03/15/2013		2,315,000	2,355,714
Standard Chartered Bank yankee
0.836%	11/16/2011	§	3,640,000	3,641,893

TOTAL CERTIFICATES OF DEPOSIT
(Cost $14,669,103)				14,699,110

COMMERCIAL PAPER—0.3%
Commercial Banks—0.3%
National Bank of Canada (Canada)
0.351%	09/16/2010
(Cost $1,998,503)			2,000,000	1,997,840

			Shares	Value
CASH EQUIVALENTS—4.8%
Institutional Money Market Fund—4.8%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class
(Cost $34,762,035)			34,762,035	34,762,035

TOTAL INVESTMENTS—99.8%
(Cost $724,159,871)				722,450,613
Other assets less liabilities—0.2%				1,292,558

NET ASSETS—100.0%				$723,743,171

Notes to the Schedule of Investments:
CAD	Canadian Dollar
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MTN	Medium Term Note
NOK	Norwegian Krone
Reg S
Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.

REMICS	Real Estate Mortgage Investment Conduits
*	Non-income producing.
§
Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s, a security that is subject to delayed delivery.

ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to 42,857,845, which represents 5.9% of Total Investments.

#	Rate is subject to change. Rate shown reflects current rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—17.8%
Aerospace & Defense—0.2%
Boeing Co. (The)
6.125%	02/15/2033		$100,000	$113,582
5.125%	02/15/2013		250,000	273,326
Lockheed Martin Corp., Series B
6.150%	09/01/2036		250,000	290,261
Northrop Grumman Systems Corp.
7.750%	02/15/2031		250,000	336,247
United Technologies Corp.
6.700%	08/01/2028		150,000	183,412
6.100%	05/15/2012		50,000	54,459
4.875%	05/01/2015		500,000	559,735
				1,811,022

Auto Components—0.0%
Johnson Controls, Inc.
5.500%	01/15/2016		250,000	277,435

Automobiles—0.1%
Daimler Finance North America LLC
7.300%	01/15/2012		570,000	614,633

Beverages—0.4%
Anheuser-Busch Cos., Inc.
6.800%	01/15/2031		350,000	397,374
Bottling Group LLC
5.500%	04/01/2016		500,000	576,160
Cia de Bebidas das Americas (Brazil)
8.750%	09/15/2013		100,000	117,500
Coca-Cola Enterprises, Inc.
8.500%	02/01/2022		500,000	691,207
Diageo Finance BV (Netherlands)
5.300%	10/28/2015		750,000	840,342
Dr. Pepper Snapple Group, Inc.
6.820%	05/01/2018		500,000	597,260
PepsiCo, Inc.
3.750%	03/01/2014		1,000,000	1,066,991
				4,286,834

Biotechnology—0.2%
Amgen, Inc.
6.150%	06/01/2018		1,000,000	1,184,748
5.850%	06/01/2017		250,000	290,206
Genentech, Inc.
5.250%	07/15/2035		100,000	105,237
				1,580,191

Capital Markets—1.3%
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018		250,000	292,360
6.400%	10/02/2017		1,000,000	1,112,372
5.700%	11/15/2014		50,000	55,435
Credit Suisse USA, Inc.
5.125%	01/15/2014		500,000	538,449
5.125%	08/15/2015		500,000	544,886
Goldman Sachs Group, Inc. (The)
6.600%	01/15/2012		650,000	687,719
6.250%	09/01/2017		1,000,000	1,059,954
6.150%	04/01/2018		500,000	524,564
6.125%	02/15/2033		600,000	589,157
5.700%	09/01/2012		250,000	264,108
5.450%	11/01/2012		500,000	527,007
5.150%	01/15/2014		500,000	523,939
5.125%	01/15/2015		500,000	525,747
5.000%	10/01/2014		553,000	575,351
Jefferies Group, Inc.
6.250%	01/15/2036		230,000	206,478
JP Morgan Chase Capital XXV, Series Y
6.800%	10/01/2037		500,000	495,704
Merrill Lynch & Co., Inc.
6.875%	11/15/2018		250,000	266,301
6.220%	09/15/2026		1,000,000	962,905
Merrill Lynch & Co., Inc. MTN
6.875%	04/25/2018		630,000	673,090
Morgan Stanley
7.250%	04/01/2032		100,000	112,753
Morgan Stanley MTN
5.450%	01/09/2017		1,000,000	992,637
Morgan Stanley, Series F MTN
6.000%	04/28/2015		1,000,000	1,046,164
5.950%	12/28/2017		500,000	507,088
Nomura Holdings, Inc. (Japan)
6.700%	03/04/2020		300,000	317,950
Washington Mutual Bank FA
5.650%	08/15/2014	▲	250,000	2,500
				13,404,618

Chemicals—0.3%
Dow Chemical Co. (The)
8.550%	05/15/2019		800,000	980,879
7.375%	11/01/2029		150,000	166,956
E.I. du Pont de Nemours & Co.
4.750%	11/15/2012		500,000	539,404
Monsanto Co.
5.500%	08/15/2025	†	500,000	566,411
Potash Corp. of Saskatchewan, Inc. (Canada)
4.875%	03/01/2013		500,000	538,118
Praxair, Inc.
3.950%	06/01/2013		150,000	159,655
3.250%	09/15/2015		500,000	521,623
				3,473,046

Commercial Banks—1.2%
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015		1,000,000	1,010,925
BB&T Corp.
5.250%	11/01/2019		500,000	517,392
Capital One Financial Corp.
6.150%	09/01/2016		500,000	529,746
Discover Bank
7.000%	04/15/2020		200,000	202,301
Fifth Third Capital Trust IV
6.500%	04/15/2037	#	580,000	482,850
First Union Institutional Capital I
8.040%	12/01/2026		1,000,000	1,026,643
FleetBoston Financial Corp.
6.875%	01/15/2028		150,000	152,561
KeyBank NA, Bank Note
5.800%	07/01/2014		100,000	106,855
National City Corp.
6.875%	05/15/2019		500,000	562,207
Regions Bank
6.450%	06/26/2037		500,000	416,931
Royal Bank of Canada (Canada)
5.650%	07/20/2011		500,000	526,024
Royal Bank of Scotland Group plc (United Kingdom)
5.000%	10/01/2014		750,000	704,357

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Royal Bank of Scotland plc (The) (United Kingdom)
4.875%	03/16/2015		$100,000	$99,599
Suntrust Banks, Inc.
5.200%	01/17/2017		250,000	248,930
U.S. Bank NA, Bank Note
4.800%	04/15/2015		250,000	271,319
UBS AG (Switzerland)
7.000%	10/15/2015		100,000	110,774
5.875%	07/15/2016		1,000,000	1,054,230
UBS AG MTN (Switzerland)
7.375%	06/15/2017		100,000	110,485
Wachovia Bank NA, Bank Note
4.875%	02/01/2015		1,500,000	1,573,659
Wachovia Corp., Series G MTN
5.500%	05/01/2013		1,000,000	1,086,052
Wells Fargo & Co.
5.000%	11/15/2014		750,000	793,070
Wells Fargo Bank NA
5.950%	08/26/2036		500,000	510,792
				12,097,702

Commercial Services & Supplies—0.1%
Waste Management, Inc.
7.000%	07/15/2028		450,000	521,759

Communications Equipment—0.2%
Cisco Systems, Inc.
5.500%	02/22/2016		500,000	576,705
4.950%	02/15/2019		500,000	550,539
Motorola, Inc.
7.500%	05/15/2025		340,000	375,859
				1,503,103

Computers & Peripherals—0.1%
International Business Machines Corp.
7.000%	10/30/2025		300,000	378,131
4.750%	11/29/2012		250,000	270,783
				648,914

Construction Materials—0.2%
CRH America, Inc.
6.000%	09/30/2016		750,000	837,193
Lafarge SA (France)
6.500%	07/15/2016		750,000	777,902
				1,615,095

Consumer Finance—0.5%
American Express Co.
8.150%	03/19/2038		350,000	471,947
4.875%	07/15/2013		1,000,000	1,068,447
HSBC Finance Capital Trust IX
5.911%	11/30/2035	#	500,000	425,000
HSBC Finance Corp.
7.000%	05/15/2012		1,000,000	1,077,234
6.375%	11/27/2012		1,000,000	1,080,541
John Deere Capital Corp.
7.000%	03/15/2012		350,000	384,487
ORIX Corp. (Japan)
5.480%	11/22/2011		250,000	258,844
SLM Corp., Series A MTN
5.000%	10/01/2013		500,000	478,333
				5,244,833

Diversified Financial Services—2.1%
Associates Corp. of North America
6.950%	11/01/2018		250,000	256,312
Bank of America Corp.
7.750%	08/15/2015		750,000	844,021
6.800%	03/15/2028		500,000	510,414
5.750%	12/01/2017		460,000	477,774
5.420%	03/15/2017		700,000	698,378
4.875%	01/15/2013		200,000	209,133
4.500%	04/01/2015		200,000	202,358
Bank of America Corp. MTN
4.900%	05/01/2013		200,000	209,674
BP Capital Markets plc (United Kingdom)
5.250%	11/07/2013		1,000,000	919,939
Citigroup, Inc.
8.125%	07/15/2039		500,000	598,340
6.625%	06/15/2032		150,000	143,192
6.125%	11/21/2017		750,000	784,393
6.010%	01/15/2015		200,000	209,984
6.000%	02/21/2012		90,000	94,236
6.000%	08/15/2017		600,000	624,137
5.850%	12/11/2034		500,000	474,788
5.625%	08/27/2012		150,000	154,655
5.500%	04/11/2013		1,820,000	1,893,106
Deutsche Bank AG (Germany)
6.000%	09/01/2017		1,150,000	1,270,221
Deutsche Bank Financial LLC MTN
5.375%	03/02/2015		250,000	268,907
General Electric Capital Corp.
5.500%	01/08/2020		200,000	211,743
4.800%	05/01/2013		1,000,000	1,066,784
General Electric Capital Corp. MTN
5.875%	01/14/2038		600,000	590,343
5.400%	02/15/2017		250,000	265,909
General Electric Capital Corp., Series A MTN
6.750%	03/15/2032		750,000	809,542
6.000%	06/15/2012		1,000,000	1,076,620
5.875%	02/15/2012		500,000	531,577
5.625%	09/15/2017		750,000	802,816
IBM International Group Capital LLC
5.050%	10/22/2012		990,000	1,076,189
JPMorgan Chase & Co.
6.400%	05/15/2038		300,000	348,468
5.750%	01/02/2013		750,000	807,114
4.750%	03/01/2015		500,000	531,864
JPMorgan Chase Bank NA, Bank Note
6.000%	10/01/2017		500,000	545,286
MUFG Capital Finance 1 Ltd., Perpetual Bond (Cayman Islands)
6.346%		#	300,000	290,604
Western Union Co. (The)
5.253%	04/01/2020	ˆ	802,000	857,284
				20,656,105

Diversified Telecommunication Services—1.0%
AT&T, Inc.
6.550%	02/15/2039		600,000	674,357
6.400%	05/15/2038		100,000	110,319
6.300%	01/15/2038		250,000	272,218
6.150%	09/15/2034		500,000	526,646
5.625%	06/15/2016		150,000	170,232
BellSouth Corp.
6.875%	10/15/2031		350,000	399,859
6.000%	10/15/2011		250,000	265,476
British Telecommunications plc (United Kingdom)
9.875%	12/15/2030		150,000	183,510

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030		$750,000	$971,347
Embarq Corp.
7.082%	06/01/2016		500,000	533,673
France Telecom SA (France)
8.500%	03/01/2031		500,000	689,993
Qwest Corp.
6.500%	06/01/2017		500,000	506,250
Telecom Italia Capital SA (Luxembourg)
6.999%	06/04/2018		500,000	533,393
6.000%	09/30/2034		250,000	214,815
5.250%	11/15/2013		350,000	361,790
Telefonica Emisiones SAU (Spain)
5.134%	04/27/2020		200,000	200,842
3.729%	04/27/2015		200,000	199,634
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	432,458
Verizon Communications, Inc.
6.400%	02/15/2038		500,000	552,905
5.850%	09/15/2035		750,000	776,217
Verizon Global Funding Corp.
7.750%	12/01/2030		130,000	162,456
7.375%	09/01/2012		1,000,000	1,124,060
Verizon Virginia, Inc., Series A
4.625%	03/15/2013		250,000	263,985
				10,126,435

Electric Utilities—1.5%
Alabama Power Co., Series Q
5.500%	10/15/2017		150,000	170,370
Arizona Public Service Co.
6.500%	03/01/2012		150,000	160,926
Columbus Southern Power Co., Series C
5.500%	03/01/2013		150,000	163,441
Commonwealth Edison Co.
5.900%	03/15/2036		300,000	327,799
5.800%	03/15/2018		100,000	113,168
Consolidated Edison Co. of New York, Inc., Series 06-C
5.500%	09/15/2016		500,000	563,507
Consumers Energy Co., Series P
5.500%	08/15/2016		150,000	166,190
Duke Energy Carolinas LLC
6.450%	10/15/2032		330,000	382,140
Duke Energy Ohio, Inc.
5.700%	09/15/2012		150,000	162,357
Exelon Corp.
4.900%	06/15/2015		350,000	374,183
FirstEnergy Corp., Series B
6.450%	11/15/2011		8,000	8,453
FirstEnergy Corp., Series C
7.375%	11/15/2031		150,000	158,593
FirstEnergy Solutions Corp.
6.050%	08/15/2021		500,000	510,999
Florida Power & Light Co.
5.625%	04/01/2034		50,000	54,685
4.950%	06/01/2035		500,000	500,760
4.850%	02/01/2013		150,000	161,974
Florida Power Corp.
6.400%	06/15/2038		500,000	599,701
FPL Group Capital, Inc.
6.000%	03/01/2019		250,000	281,422
Indiana Michigan Power Co.
7.000%	03/15/2019		500,000	585,991
Jersey Central Power & Light
5.625%	05/01/2016		500,000	541,242
MidAmerican Energy Co.
6.750%	12/30/2031		250,000	300,183
MidAmerican Energy Holdings Co.
6.125%	04/01/2036		500,000	552,347
MidAmerican Energy Holdings Co., Series D
5.000%	02/15/2014		150,000	161,943
Nisource Finance Corp.
5.450%	09/15/2020		500,000	515,979
Northern States Power Co.
5.250%	03/01/2018		500,000	559,059
Northern States Power Co., Series B
8.000%	08/28/2012		150,000	171,078
Ohio Power Co., Series K
6.000%	06/01/2016		500,000	566,977
Oncor Electric Delivery Co. LLC
6.375%	05/01/2012		350,000	378,222
Pacific Gas & Electric Co.
6.050%	03/01/2034		500,000	559,692
Pepco Holdings, Inc.
6.450%	08/15/2012		150,000	167,192
Potomac Electric Power Co.
7.900%	12/15/2038		200,000	272,643
PSEG Power LLC
8.625%	04/15/2031		300,000	395,410
2.500%	04/15/2013	ˆ	500,000	505,180
South Carolina Electric & Gas Co.
5.300%	05/15/2033		150,000	154,237
Southern California Edison Co.
6.650%	04/01/2029		500,000	590,144
Southern Power Co., Series D
4.875%	07/15/2015		350,000	380,909
Union Electric Co.
6.400%	06/15/2017		500,000	567,944
Virginia Electric and Power Co.
5.950%	09/15/2017		500,000	576,300
5.400%	04/30/2018		500,000	558,003
Virginia Electric and Power Co., Series B
6.000%	01/15/2036		380,000	423,321
Wisconsin Electric Power
5.625%	05/15/2033		250,000	271,521
				14,616,185

Electrical Equipment—0.0%
Emerson Electric Co.
5.000%	12/15/2014		150,000	169,067

Electronic Equipment, Instruments & Components—0.0%
Arrow Electronics, Inc.
6.875%	07/01/2013		250,000	276,140

Energy Equipment & Services—0.1%
Halliburton Co.
7.450%	09/15/2039		600,000	714,862
Transocean, Inc. (Cayman Islands)
6.800%	03/15/2038		500,000	451,897
				1,166,759

Food & Staples Retailing—0.1%
CVS Caremark Corp.
6.600%	03/15/2019		500,000	582,826
4.875%	09/15/2014		530,000	576,144
Kroger Co. (The)
7.500%	04/01/2031		200,000	252,428
				1,411,398

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Food Products—0.4%
Archer-Daniels Midland Co.
5.450%	03/15/2018		$750,000	$854,489
Bunge Ltd. Finance Corp.
5.350%	04/15/2014		500,000	528,573
Campbell Soup Co.
4.875%	10/01/2013		250,000	277,910
ConAgra Foods, Inc.
6.750%	09/15/2011		11,000	11,692
5.875%	04/15/2014		1,000,000	1,131,634
H.J. Heinz Finance Co.
6.625%	07/15/2011		250,000	263,538
Kraft Foods, Inc.
6.875%	02/01/2038		380,000	443,152
6.500%	02/09/2040		100,000	112,223
6.250%	06/01/2012		500,000	545,238
5.375%	02/10/2020		100,000	107,357
4.125%	02/09/2016		100,000	105,679
				4,381,485

Gas Utilities—0.1%
Sempra Energy
6.150%	06/15/2018		500,000	571,488

Health Care Equipment & Supplies—0.2%
Baxter International, Inc.
5.900%	09/01/2016		400,000	469,938
CareFusion Corp.
6.375%	08/01/2019		500,000	572,169
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017		500,000	581,104
Johnson & Johnson
5.950%	08/15/2037		250,000	299,557
4.950%	05/15/2033		200,000	209,101
				2,131,869

Health Care Providers & Services—0.3%
Aetna, Inc.
6.625%	06/15/2036		250,000	279,137
CIGNA Corp.
5.125%	06/15/2020		300,000	312,854
UnitedHealth Group, Inc.
6.000%	02/15/2018		500,000	558,370
5.375%	03/15/2016		500,000	544,049
WellPoint, Inc.
6.800%	08/01/2012		150,000	164,686
5.250%	01/15/2016		1,000,000	1,096,155
				2,955,251

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp., Series I MTN
5.350%	03/01/2018		500,000	573,558
Yum! Brands, Inc.
6.875%	11/15/2037		400,000	460,710
				1,034,268

Household Durables—0.2%
Fortune Brands, Inc.
5.375%	01/15/2016		750,000	809,525
Kimberly-Clark Corp.
6.125%	08/01/2017		500,000	592,679
5.625%	02/15/2012		250,000	268,561
				1,670,765

Household Products—0.0%
Procter & Gamble Co. (The)
5.800%	08/15/2034		250,000	290,800

Industrial Conglomerates—0.1%
3M Co. MTN
5.700%	03/15/2037		250,000	286,858
General Electric Co.
5.000%	02/01/2013		1,000,000	1,073,004
				1,359,862

Insurance—0.7%
AEGON Funding Co. LLC
5.750%	12/15/2020		290,000	300,216
Allstate Corp. (The)
5.350%	06/01/2033		500,000	483,735
American International Group, Inc.
4.250%	05/15/2013		100,000	97,000
American International Group, Inc., Series G MTN
5.850%	01/16/2018		1,000,000	898,750
Assurant, Inc.
5.625%	02/15/2014		500,000	528,760
AXA SA (France)
8.600%	12/15/2030		250,000	283,092
Berkshire Hathaway Finance Corp.
5.000%	08/15/2013		1,500,000	1,648,353
Chubb Corp.
6.375%	03/29/2067	#	200,000	194,000
CNA Financial Corp.
5.850%	12/15/2014		430,000	445,913
Fidelity National Financial, Inc.
6.600%	05/15/2017		300,000	299,528
Hartford Financial Services Group, Inc.
6.100%	10/01/2041		150,000	130,490
Lincoln National Corp.
6.150%	04/07/2036		250,000	239,551
Marsh & McLennan Cos., Inc.
5.750%	09/15/2015		250,000	267,692
MetLife, Inc.
5.700%	06/15/2035		250,000	245,302
Progressive Corp. (The)
6.625%	03/01/2029		150,000	166,068
Prudential Financial, Inc., Series D MTN
5.700%	12/14/2036		250,000	233,074
Validus Holdings Ltd. (Bermuda)
8.875%	01/26/2040		200,000	209,417
				6,670,941

IT Services—0.0%
Electronic Data Systems LLC, Series B
6.000%	08/01/2013		150,000	169,252

Machinery—0.1%
Caterpillar, Inc.
6.050%	08/15/2036		500,000	577,253
Deere & Co.
6.950%	04/25/2014		250,000	296,382
GE Capital Trust I
6.375%	11/15/2067	#	130,000	121,712
Honeywell International, Inc.
6.125%	11/01/2011		250,000	266,963
Tyco International Finance SA (Luxembourg)
3.375%	10/15/2015		200,000	206,690
				1,469,000

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Media—1.2%
CBS Corp.
7.875%	07/30/2030	$250,000	$290,230
5.750%	04/15/2020	200,000	215,069
5.625%	08/15/2012	50,000	53,001
Comcast Corp.
6.450%	03/15/2037	500,000	542,436
6.300%	11/15/2017	1,000,000	1,143,382
5.650%	06/15/2035	500,000	494,116
COX Communications, Inc.
5.500%	10/01/2015	75,000	81,960
4.625%	06/01/2013	250,000	266,744
News America Holdings, Inc.
8.000%	10/17/2016	150,000	184,904
7.750%	12/01/2045	200,000	246,158
News America, Inc.
5.650%	08/15/2020	500,000	553,329
Omnicom Group, Inc.
5.900%	04/15/2016	500,000	569,094
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018	500,000	591,557
Time Warner Cable, Inc.
6.200%	07/01/2013	1,000,000	1,119,210
Time Warner Entertainment Co. LP
8.375%	03/15/2023	500,000	642,405
8.375%	07/15/2033	500,000	622,410
Time Warner, Inc.
6.875%	05/01/2012	150,000	163,487
5.875%	11/15/2016	2,000,000	2,257,638
Viacom, Inc.
6.875%	04/30/2036	400,000	454,280
6.250%	04/30/2016	500,000	567,825
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032	310,000	396,821
			11,456,056

Metals & Mining—0.5%
Alcoa, Inc.
5.550%	02/01/2017	590,000	580,973
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019	1,000,000	1,201,307
Newmont Mining Corp.
6.250%	10/01/2039	500,000	547,574
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033	150,000	161,124
4.875%	09/15/2012	350,000	371,671
Rio Tinto Finance USA Ltd. (Australia)
5.875%	07/15/2013	1,000,000	1,096,416
Southern Copper Corp.
7.500%	07/27/2035	250,000	270,449
Teck Resources Ltd. (Canada)
10.750%	05/15/2019	200,000	245,429
10.250%	05/15/2016	200,000	236,267
9.750%	05/15/2014	200,000	236,557
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036	100,000	104,501
			5,052,268

Multiline Retail—0.3%
Target Corp.
7.000%	07/15/2031	350,000	427,651
6.000%	01/15/2018	500,000	591,679
Wal-Mart Stores, Inc.
7.550%	02/15/2030	250,000	332,664
5.250%	09/01/2035	750,000	792,711
4.550%	05/01/2013	500,000	544,205
			2,688,910

Office Electronics—0.2%
Pitney Bowes, Inc.
5.000%	03/15/2015	500,000	548,835
Pitney Bowes, Inc. MTN
4.750%	01/15/2016	200,000	215,688
Xerox Corp.
6.875%	08/15/2011	500,000	528,586
6.350%	05/15/2018	500,000	558,591
			1,851,700

Oil, Gas & Consumable Fuels—1.7%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031	400,000	472,688
Anadarko Petroleum Corp.
8.700%	03/15/2019	500,000	472,773
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029	150,000	191,996
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035	500,000	513,913
5.450%	10/01/2012	250,000	270,213
CenterPoint Energy Resources Corp., Series B
7.875%	04/01/2013	850,000	974,602
ConocoPhillips Holding Co.
6.950%	04/15/2029	1,250,000	1,538,386
Devon Financing Corp. ULC (Canada)
6.875%	09/30/2011	750,000	800,989
EnCana Corp. (Canada)
6.300%	11/01/2011	250,000	264,609
Energy Transfer Partners LP
5.950%	02/01/2015	750,000	800,977
Enterprise Products Operating LLC
6.450%	09/01/2040	400,000	421,786
3.700%	06/01/2015	100,000	101,272
Enterprise Products Operating LLC, Series D
6.875%	03/01/2033	150,000	164,253
Enterprise Products Operating LLC, Series G
5.600%	10/15/2014	150,000	162,925
Hess Corp.
7.300%	08/15/2031	250,000	295,804
Kinder Morgan Energy Partners LP
6.550%	09/15/2040	300,000	312,369
6.500%	02/01/2037	300,000	306,695
Marathon Oil Corp.
6.125%	03/15/2012	350,000	375,474
5.900%	03/15/2018	500,000	552,686
Nexen, Inc. (Canada)
6.400%	05/15/2037	500,000	523,110
5.050%	11/20/2013	250,000	267,948
ONEOK Partners LP
6.150%	10/01/2016	160,000	180,030
Petro-Canada (Canada)
5.950%	05/15/2035	250,000	262,025
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019	250,000	298,750
Shell International Finance BV (Netherlands)
5.200%	03/22/2017	1,000,000	1,107,273
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032	500,000	566,463
Tennessee Gas Pipeline Co.
7.000%	10/15/2028	350,000	371,650

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Texas Eastern Transmission LP
7.000%	07/15/2032		$150,000	$178,200
TransCanada PipeLines Ltd. (Canada)
5.850%	03/15/2036		500,000	514,178
4.000%	06/15/2013		250,000	265,961
Union Pacific Resources Group, Inc.
7.150%	05/15/2028		350,000	303,340
Valero Energy Corp.
6.125%	06/15/2017		500,000	531,751
4.750%	06/15/2013		500,000	523,315
Williams Cos., Inc.
7.875%	09/01/2021		371,000	426,014
Williams Partners LP
6.300%	04/15/2040	ˆ	100,000	100,809
5.250%	03/15/2020	ˆ	100,000	102,450
3.800%	02/15/2015	ˆ	100,000	100,755
XTO Energy, Inc.
5.500%	06/15/2018		300,000	343,615
4.900%	02/01/2014		750,000	825,822
				16,787,869

Paper & Forest Products—0.1%
International Paper Co.
7.500%	08/15/2021		500,000	586,591

Pharmaceuticals—0.8%
Abbott Laboratories
5.875%	05/15/2016		1,000,000	1,171,369
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017		750,000	878,710
Bristol-Myers Squibb Co.
5.875%	11/15/2036		350,000	391,520
5.450%	05/01/2018		500,000	573,615
Eli Lilly & Co.
6.770%	01/01/2036		250,000	307,937
GlaxoSmithKline Capital, Inc.
4.850%	05/15/2013		1,000,000	1,094,036
4.375%	04/15/2014		500,000	547,743
Merck & Co., Inc.
6.500%	12/01/2033		250,000	306,965
4.750%	03/01/2015		350,000	389,886
4.375%	02/15/2013		200,000	215,264
Novartis Capital Corp.
2.900%	04/24/2015		200,000	205,972
1.900%	04/24/2013		200,000	203,160
Pharmacia Corp.
6.500%	12/01/2018		350,000	424,576
Teva Pharmaceutical Finance Co. LLC
6.150%	02/01/2036		250,000	291,264
Wyeth
6.500%	02/01/2034		250,000	295,562
5.500%	03/15/2013		100,000	110,677
5.500%	02/01/2014		250,000	281,065
				7,689,321

Real Estate Investment Trusts (REITs)—0.3%
Boston Properties LP
6.250%	01/15/2013		750,000	817,403
Camden Property Trust
5.000%	06/15/2015		200,000	206,494
Duke Realty LP
7.375%	02/15/2015		150,000	166,543
ERP Operating LP
5.375%	08/01/2016		500,000	537,609
5.200%	04/01/2013	†	250,000	266,732
HCP, Inc. MTN
6.700%	01/30/2018		500,000	527,921
Health Care REIT, Inc.
6.125%	04/15/2020		300,000	310,903
ProLogis
5.625%	11/15/2016		250,000	235,335
				3,068,940

Road & Rail—0.2%
Burlington Northern Santa Fe Corp.
5.650%	05/01/2017		1,000,000	1,119,342
Canadian National Railway Co. (Canada)
4.400%	03/15/2013		585,000	627,445
Union Pacific Corp.
6.625%	02/01/2029		250,000	291,195
				2,037,982

Software—0.1%
Oracle Corp.
5.250%	01/15/2016		1,000,000	1,136,107

Specialty Retail—0.1%
Home Depot, Inc.
5.875%	12/16/2036		550,000	565,712
Lowe’s Cos., Inc.
5.400%	10/15/2016		400,000	463,137
				1,028,849

Tobacco—0.2%
Altria Group, Inc.
9.250%	08/06/2019		800,000	1,000,102
Philip Morris International, Inc.
5.650%	05/16/2018		1,000,000	1,095,674
				2,095,776

Transportation Infrastructure—0.0%
United Parcel Service, Inc.
6.200%	01/15/2038		300,000	361,951

Wireless Telecommunication Services—0.3%
Alltel Corp.
7.000%	07/01/2012		1,000,000	1,105,230
AT&T Mobility LLC
6.500%	12/15/2011		250,000	268,894
New Cingular Wireless Services, Inc.
8.750%	03/01/2031		250,000	344,154
Rogers Communications, Inc. (Canada)
6.800%	08/15/2018		500,000	591,999
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030		250,000	302,312
5.625%	02/27/2017		500,000	549,154
5.375%	01/30/2015		250,000	273,259
				3,435,002

TOTAL CORPORATE OBLIGATIONS
(Cost $161,927,901)				177,483,577

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—34.0%
U.S. Government Agency Mortgage-Backed Securities—34.0%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027- 10/01/2029		366,237	417,923

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—(Continued)
7.000%	02/01/2016- 09/01/2036		$999,633	$1,121,991
6.500%	08/01/2010- 01/01/2039		4,578,559	5,051,100
6.020%	01/01/2037	#	1,502,491	1,624,490
6.000%	11/01/2016- 10/01/2038		13,291,863	14,510,895
5.845%	01/01/2037	#	368,364	396,645
5.626%	02/01/2037	#	1,206,505	1,294,097
5.500%	02/01/2018- 08/01/2039		20,318,220	21,875,671
5.000%	05/01/2018- 06/01/2040		27,334,791	29,060,029
4.500%	08/01/2018- 05/01/2040		25,569,801	26,696,258
4.000%	05/01/2019- 10/01/2039		9,056,250	9,318,888
Federal Home Loan Mortgage Corp. TBA
5.500%	07/15/2040		1,000,000	1,073,125
Federal National Mortgage Association
7.500%	06/01/2030- 07/01/2031		33,082	37,723
7.000%	03/01/2030- 04/01/2038		2,138,377	2,389,997
6.500%	02/01/2017- 03/01/2038		5,448,379	6,035,156
6.000%	04/01/2014- 09/01/2038		20,043,585	21,858,808
5.669%	01/01/2037	#	1,899,117	2,033,325
5.591%	03/01/2037	#	3,639,496	3,866,780
5.500%	01/01/2018- 04/01/2040		34,845,533	37,560,569
5.388%	02/01/2037	#	208,637	220,748
5.000%	03/01/2018- 05/01/2040		34,773,088	36,990,695
4.847%	10/01/2035	#	1,107,936	1,157,625
4.500%	03/01/2018- 07/01/2040		32,448,378	33,894,970
4.000%	08/01/2018- 02/01/2040		14,386,119	14,779,391
3.122%	06/01/2040	#	499,178	512,319
2.804%	05/01/2035	#	323,668	339,633
2.794%	05/01/2035	#	1,243,051	1,296,509
Federal National Mortgage Association TBA
6.000%	07/25/2040		800,000	867,750
5.000%	07/25/2040		800,000	846,500
4.500%	07/25/2040		1,300,000	1,347,735
Government National Mortgage Association
7.500%	12/15/2029- 05/15/2032		499,413	569,955
7.000%	09/15/2037		49,810	54,937
6.500%	03/15/2026- 01/15/2039		2,511,124	2,774,785
6.000%	02/15/2033- 12/15/2039		7,300,043	8,000,901
5.500%	03/15/2033- 11/15/2039		9,958,208	10,809,866
5.000%	05/15/2033- 05/15/2040		18,834,753	20,133,316
4.500%	07/15/2038- 05/15/2040		15,357,761	16,038,357
4.000%	06/15/2039		945,097	962,818
Government National Mortgage Association TBA
4.500%	07/15/2040		1,800,000	1,875,375

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $322,516,745)				339,697,655

U.S. TREASURY OBLIGATIONS—31.7%
U.S. Treasury Bonds—5.6%
U.S. Treasury Bond
11.250%	02/15/2015		2,300,000	3,283,429
9.875%	11/15/2015		2,550,000	3,585,142
9.125%	05/15/2018		1,060,000	1,563,997
8.750%	05/15/2017- 08/15/2020		2,610,000	3,798,525
8.500%	02/15/2020		2,500,000	3,667,577
8.125%	08/15/2019- 05/15/2021		4,040,000	5,815,888
8.000%	11/15/2021		920,000	1,338,169
7.875%	02/15/2021		600,000	858,938
7.500%	11/15/2024		775,000	1,124,355
7.250%	08/15/2022		1,130,000	1,574,585
7.125%	02/15/2023		925,000	1,280,836
6.250%	08/15/2023- 05/15/2030		565,000	736,126
6.125%	11/15/2027		350,000	460,742
6.000%	02/15/2026		315,000	405,956
5.000%	05/15/2037		1,410,000	1,680,764
4.750%	02/15/2037		1,835,000	2,107,096
4.625%	02/15/2040		3,000,000	3,372,657
4.500%	02/15/2036- 08/15/2039		4,350,000	4,795,881
4.375%	02/15/2038- 05/15/2040		9,070,000	9,802,107
4.250%	05/15/2039		2,700,000	2,855,250
3.500%	02/15/2039		2,100,000	1,951,032
				56,059,052

U.S. Treasury Notes—26.1%
U.S. Treasury Note
5.125%	05/15/2016		2,800,000	3,267,908
5.000%	08/15/2011		1,060,000	1,114,946
4.875%	07/31/2011- 08/15/2016		10,055,000	11,105,088
4.750%	05/15/2014- 08/15/2017		2,110,000	2,417,134
4.625%	08/31/2011- 02/15/2017		8,890,000	9,514,068
4.500%	09/30/2011- 02/15/2016		10,165,000	10,805,884
4.375%	08/15/2012		4,700,000	5,077,104
4.250%	09/30/2012- 11/15/2017		10,135,000	11,154,273
4.125%	05/15/2015		2,430,000	2,700,148
4.000%	02/15/2014- 02/15/2015		4,250,000	4,666,114
3.875%	10/31/2012- 05/15/2018		10,155,000	11,014,321
3.750%	11/15/2018		5,000,000	5,388,280
3.625%	02/15/2020	†	5,200,000	5,494,939
3.625%	05/15/2013- 08/15/2019		6,370,000	6,786,582
3.500%	05/15/2020	†	2,400,000	2,512,121
3.500%	02/15/2018		3,600,000	3,848,908
3.375%	11/30/2012- 11/15/2019		8,750,000	9,204,490

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
3.250%	06/30/2016- 03/31/2017		$5,500,000	$5,803,906
3.125%	08/31/2013- 05/15/2019		12,000,000	12,486,544
3.000%	08/31/2016- 02/28/2017		6,000,000	6,247,109
2.750%	10/31/2013- 02/15/2019		10,330,000	10,572,593
2.625%	06/30/2014- 04/30/2016		9,150,000	9,523,305
2.500%	04/30/2015- 06/30/2017		4,000,000	4,080,468
2.500%	03/31/2015	†	2,000,000	2,072,812
2.375%	08/31/2014	†	2,500,000	2,584,962
2.375%	09/30/2014- 02/28/2015		8,575,000	8,849,124
2.250%	01/31/2015		2,100,000	2,152,664
2.125%	11/30/2014- 05/31/2015		3,600,000	3,672,596
2.000%	11/30/2013		2,000,000	2,053,438
1.875%	02/28/2014- 06/30/2015		6,325,000	6,417,615
1.750%	11/15/2011- 03/31/2014		13,100,000	13,341,133
1.500%	12/31/2013		4,350,000	4,387,384
1.375%	02/15/2012- 03/15/2013		22,180,000	22,497,784
1.125%	12/15/2011- 06/15/2013		5,900,000	5,940,514
1.000%	07/31/2011- 04/30/2012		18,300,000	18,431,837
0.875%	01/31/2012- 02/29/2012		4,500,000	4,524,684
0.750%	11/30/2011- 05/31/2012		6,000,000	6,021,288
0.625%	06/30/2012		2,500,000	2,500,590
				260,234,658

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $307,692,604)				316,293,710

GOVERNMENT RELATED OBLIGATIONS—12.3%
U.S. Government Agencies—6.7%
Federal Farm Credit Bank
3.875%	08/25/2011		1,500,000	1,558,419
3.500%	10/03/2011		800,000	829,766
2.125%	06/18/2012		1,400,000	1,438,429
Federal Home Loan Bank
5.750%	05/15/2012		2,225,000	2,433,934
5.375%	05/18/2016	†	2,000,000	2,336,254
5.250%	06/18/2014		1,000,000	1,140,833
4.875%	09/08/2017		1,250,000	1,412,782
4.750%	12/16/2016		1,000,000	1,126,199
4.500%	11/15/2012		2,500,000	2,710,950
3.625%	09/16/2011		2,600,000	2,700,815
1.350%	04/09/2012		600,000	600,109
1.300%	04/05/2012		300,000	300,031
Federal Home Loan Mortgage Corp.
6.250%	07/15/2032		1,050,000	1,333,562
6.000%	04/16/2037		600,000	637,972
5.500%	07/18/2016		1,000,000	1,166,919
5.100%	08/19/2019		500,000	503,071
5.000%	01/30/2014- 04/29/2025		1,100,000	1,181,646
4.750%	01/22/2020		250,000	250,652
4.500%	07/15/2013- 04/02/2014		2,750,000	3,034,017
4.500%	01/15/2015	†	350,000	390,696
4.375%	07/17/2015		1,900,000	2,109,334
3.750%	06/28/2013		2,710,000	2,924,692
3.050%	04/09/2015		250,000	250,142
3.000%	02/02/2015- 07/14/2016		450,000	451,616
2.200%	12/17/2013		150,000	150,568
2.125%	03/23/2012- 08/26/2013		2,800,000	2,867,280
1.800%	02/25/2013		600,000	604,467
1.750%	06/15/2012		1,000,000	1,020,115
1.500%	08/24/2011		500,000	500,723
1.250%	01/19/2012		500,000	500,173
1.000%	11/18/2011- 12/22/2011		750,000	751,255
Federal Home Loan Mortgage Corp. MTN
5.050%	01/26/2015		300,000	340,012
Federal National Mortgage Association
6.625%	11/15/2030		1,000,000	1,304,470
6.250%	05/15/2029		1,740,000	2,159,314
6.125%	03/15/2012		750,000	819,043
5.945%	06/07/2027		300,000	313,380
5.800%	02/09/2026		100,000	102,780
5.375%	04/11/2022		880,000	938,966
5.000%	05/11/2017		650,000	742,681
4.875%	12/15/2016		1,000,000	1,131,875
4.625%	10/15/2013		900,000	995,608
4.375%	09/15/2012- 03/15/2013		3,600,000	3,912,404
3.300%	07/30/2014		1,000,000	1,002,292
3.220%	01/27/2016		500,000	500,802
3.000%	03/09/2015		500,000	502,387
2.750%	02/05/2014- 03/13/2014		4,000,000	4,172,542
2.000%	01/15/2013- 05/10/2013		2,000,000	2,003,963
1.800%	02/08/2013- 03/15/2013		900,000	909,102
1.625%	11/05/2012		250,000	250,891
1.500%	06/01/2012- 07/19/2013		1,000,000	999,264
1.375%	07/19/2013		500,000	501,926
1.300%	05/25/2012		500,000	502,945
1.125%	03/22/2012		150,000	150,208
0.000%	06/01/2017		1,000,000	810,738
Financing Corp. Fico
8.600%	09/26/2019		500,000	702,630
Financing Corp. Fico, Series E
9.650%	11/02/2018		500,000	731,993
Tennessee Valley Authority, Series E
6.250%	12/15/2017		1,200,000	1,461,037
				67,180,674

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—1.1%
Ally Financial, Inc.
2.200%	12/19/2012		1,000,000	1,028,002
Bank of America Corp., Series L MTN
3.125%	06/15/2012		2,500,000	2,612,060
Citigroup Funding, Inc.
1.875%	10/22/2012		1,000,000	1,021,595
Citigroup, Inc.
2.125%	04/30/2012		1,000,000	1,024,967

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
General Electric Capital Corp., Series G MTN
3.000%	12/09/2011	$1,000,000	$1,033,365
2.625%	12/28/2012	1,500,000	1,559,713
Goldman Sachs Group, Inc. (The)
3.250%	06/15/2012	1,000,000	1,047,624
JPMorgan Chase & Co.
3.125%	12/01/2011	1,000,000	1,034,871
Morgan Stanley
1.950%	06/20/2012	1,000,000	1,022,706
			11,384,903

Non-U.S. Government Agencies—1.3%
Eksportfinans ASA MTN (Norway)
5.000%	02/14/2012	800,000	848,902
Export Development Canada (Canada)
2.250%	05/28/2015	300,000	303,758
Export-Import Bank of Korea (Korea, Republic of)
5.125%	03/16/2015	500,000	529,425
Japan Bank for International Cooperation (Japan)
2.125%	11/05/2012	500,000	510,150
Japan Finance Corp. (Japan)
1.500%	07/06/2012	500,000	504,161
Korea Development Bank (Korea, Republic of)
8.000%	01/23/2014	500,000	569,596
Kreditanstalt fuer Wiederaufbau (Germany)
4.875%	01/17/2017	1,000,000	1,118,175
4.125%	10/15/2014	1,000,000	1,082,019
3.250%	03/15/2013	750,000	785,643
2.625%	03/03/2015	1,000,000	1,016,925
1.875%	01/14/2013	200,000	202,929
Kreditanstalt fuer Wiederaufbau MTN (Germany)
2.250%	04/16/2012	1,100,000	1,122,867
Landwirtschaftliche Rentenbank (Germany)
4.875%	11/16/2015	1,000,000	1,120,041
Oesterreichische Kontrollbank AG (Austria)
4.750%	11/08/2011	1,000,000	1,047,324
1.750%	03/11/2013	200,000	201,292
Pemex Project Funding Master Trust
6.625%	06/15/2035	500,000	516,778
Petrobras International Finance Co. (Cayman Islands)
8.375%	12/10/2018	250,000	299,396
6.125%	10/06/2016	500,000	533,293
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017	500,000	558,610
			12,871,284

Sovereign Debt—0.9%
Brazilian Government International Bond (Brazil)
11.000%	08/17/2040	260,000	349,440
10.125%	05/15/2027	635,000	955,675
8.875%	04/15/2024	400,000	542,000
7.875%	03/07/2015	455,000	541,450
7.125%	01/20/2037	460,000	545,100
Malaysia Government International Bond (Malaysia)
7.500%	07/15/2011	250,000	265,144
Peruvian Government International Bond (Peru)
6.550%	03/14/2037	500,000	555,000
Republic of Finland (Finland)
6.950%	02/15/2026	150,000	194,485
Republic of Italy (Italy)
6.875%	09/27/2023	250,000	285,068
5.375%	06/15/2033	500,000	492,595
4.375%	06/15/2013	1,000,000	1,030,082
Republic of South Africa (South Africa)
7.375%	04/25/2012	250,000	273,900
South Africa Government International Bond (South Africa)
6.875%	05/27/2019	500,000	574,375
State of Israel (Israel)
5.500%	11/09/2016	600,000	679,827
United Mexican States (Mexico)
8.125%	12/30/2019	750,000	963,750
United Mexican States MTN (Mexico)
8.300%	08/15/2031	500,000	677,500
			8,925,391

Supranational—1.2%
African Development Bank, Series GDIF
1.750%	10/01/2012	710,000	719,909
Asian Development Bank
2.750%	05/21/2014	100,000	103,795
Asian Development Bank MTN
3.625%	09/05/2013	800,000	855,069
2.125%	03/15/2012	1,000,000	1,019,903
European Investment Bank
5.125%	09/13/2016	1,000,000	1,134,217
4.625%	03/21/2012- 05/15/2014	1,300,000	1,397,440
3.375%	06/12/2013	500,000	526,316
3.250%	10/14/2011	200,000	206,742
1.875%	06/17/2013	1,000,000	1,010,682
1.750%	09/14/2012	1,000,000	1,011,928
1.625%	03/15/2013	200,000	201,379
Inter-American Development Bank
1.625%	07/15/2013	500,000	503,894
Inter-American Development Bank MTN
3.875%	02/14/2020	200,000	211,537
3.500%	03/15/2013	500,000	529,434
1.750%	10/22/2012	800,000	812,726
International Bank for Reconstruction & Development
7.625%	01/19/2023	250,000	350,005
2.375%	05/26/2015	200,000	203,581
1.750%	07/15/2013	1,000,000	1,012,343
			11,810,900

U.S. Municipal Bonds—0.6%
California General Obligation Bonds (California)
7.550%	04/01/2039	500,000	537,025
California State Public Works Board Revenue Bonds, Series 2009 G-2 (California)
8.361%	10/01/2034	400,000	431,668
Country of Cook Illinois General Obligation Bonds (Illinois)
6.229%	11/15/2034	200,000	199,956
Illinois General Obligation Bonds (Illinois)
5.100%	06/01/2033	1,100,000	858,638
Los Angeles Unified School District General Obligation Bonds (California)
5.755%	07/01/2029	200,000	197,904
5.750%	07/01/2034	300,000	294,063
Metropolitan Government of Nashville & Davidson County Authority Revenue Bonds (Tennessee)
5.707%	07/01/2034	300,000	309,036
Metropolitan Transportation Authority Revenue Bonds (New York)
6.648%	11/15/2039	100,000	106,759
6.548%	11/15/2031	200,000	213,418

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
New Jersey Economic Development Authority Revenue Bonds, Series A (New Jersey)
7.425%	02/15/2029		$500,000	$559,500
New Jersey State Turnpike Authority Revenue Bonds, Series 2003 B (New Jersey)
4.252%	01/01/2016		25,000	25,953
New York City Municipal Water Finance Authority Revenue Bonds (New York)
5.724%	06/15/2042		200,000	205,780
New York State Dormitory Authority Revenue Bonds (New York)
5.600%	03/15/2040		200,000	201,344
Oregon General Obligation Bonds (Oregon)
5.762%	06/01/2023		200,000	214,936
Oregon State Department of Transportation Revenue Bonds, Series A (Oregon)
5.834%	11/15/2034		300,000	325,116
Port Authority of New York & New Jersey Revenue Bonds (New York)
6.040%	12/01/2029		255,000	274,138
State of Connecticut General Obligation Bonds, Series 2008 A (Connecticut)
5.850%	03/15/2032		200,000	218,036
State of Georgia General Obligation Bonds, Series 2009 H (Georgia)
4.503%	11/01/2025		300,000	309,957
				5,483,227

Non-U.S. Regional Authority Bonds—0.5%
Hydro Quebec, Series IO (Canada)
8.050%	07/07/2024		250,000	360,181
Ontario Electricity Financial Corp. (Canada)
7.450%	03/31/2013		350,000	402,874
Province of British Columbia, Series BCUSD-2 (Canada)
6.500%	01/15/2026		150,000	191,262
2.850%	06/15/2015		200,000	206,814
Province of Manitoba, Series FH (Canada)
4.900%	12/06/2016		500,000	563,457
Province of Ontario (Canada)
5.450%	04/27/2016		1,000,000	1,150,939
4.500%	02/03/2015		400,000	438,183
4.400%	04/14/2020		200,000	212,938
Province of Quebec, Series PD (Canada)
7.500%	09/15/2029		600,000	825,946
Province of Saskatchewan (Canada)
7.375%	07/15/2013		230,000	269,867
Region of Lombardy (Italy)
5.804%	10/25/2032		100,000	100,177
				4,722,638

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $117,127,884)				122,379,017

ASSET BACKED SECURITIES—0.4%
Automobile—0.2%
Capital Auto Receivables Asset Trust
Series 2007-3, Class A4
5.210%	03/17/2014		1,500,000	1,553,047

Credit Card—0.2%
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.750%	07/15/2020		2,000,000	2,329,516

Other—0.0%
PSE&G Transition Funding LLC
Series 2001-1, Class A6
6.610%	06/15/2015		200,000	221,199

TOTAL ASSET BACKED SECURITIES
(Cost $3,923,844)				4,103,762

NON-GOVERNMENT MORTGAGE-BACKED SECURITIES—3.1%
Mortgage Backed—3.1%
Banc of America Commercial Mortgage, Inc.
Series 2007-1, Class A2
5.381%	01/15/2049		500,000	513,952
Banc of America Commercial Mortgage, Inc.
Series 2002-2, Class A3
5.118%	07/11/2043		500,000	521,116
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class AM
5.350%	09/10/2047	#	1,000,000	969,444
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A4A
5.297%	10/12/2042	#	921,000	985,758
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A3
5.251%	04/15/2040	#	742,386	774,231
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class A4
5.397%	07/15/2044	#	900,000	965,390
CS First Boston Mortgage Securities Corp.
Series 2005-C2, Class A4
4.832%	04/15/2037		500,000	508,467
CS First Boston Mortgage Securities Corp.
Series 2002-CP5, Class A2
4.940%	12/15/2035		1,177,500	1,243,035
CS First Boston Mortgage Securities Corp.
Series 2005-C5, Class A3
5.100%	08/15/2038	#	1,000,000	1,042,394
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4
5.223%	08/15/2048		750,000	750,657
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%	03/10/2039		1,000,000	1,003,806
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4
5.736%	12/10/2049		1,000,000	985,818
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%	08/10/2038	#	600,000	633,601
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A4
5.553%	04/10/2038	#	1,200,000	1,236,760
GS Mortgage Securities Corp. II
Series 2006-GG8, Class A4
5.560%	11/10/2039		2,700,000	2,744,809
GS Mortgage Securities Corp. II
Series 2007-GG10, Class A4
5.999%	08/10/2045	#†	3,000,000	2,956,330
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB17, Class AM
5.464%	12/12/2043		750,000	636,732
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB20, Class A4
5.794%	02/12/2051	#	500,000	506,908

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
NON-GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB9, Class A4
5.540%	06/12/2041	#	$750,000	$790,311
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A, Class A2
4.767%	03/12/2039		1,000,000	1,051,791
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2, Class A4
4.738%	07/15/2042		935,000	974,640
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class AM
5.498%	01/12/2043	#	900,000	818,685
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3
5.430%	02/15/2040		750,000	753,754
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%	07/12/2046	#	750,000	772,419
Morgan Stanley Capital I
Series 2006-IQ12, Class A2
5.283%	12/15/2043		750,000	769,444
Morgan Stanley Dean Witter Capital I
Series 2003-HQ2, Class A1
4.180%	03/12/2035		425,860	439,822
Wachovia Bank Commercial Mortgage Trust
Series 2003-C5, Class A2
3.989%	06/15/2035		750,000	774,972
Wachovia Bank Commercial Mortgage Trust
Series 2003-C9, Class A4
5.012%	12/15/2035	#	750,000	799,369
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A2
5.500%	10/15/2048		500,000	511,730
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5
5.215%	01/15/2041	#	500,000	524,387
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class AJ
6.188%	06/15/2045	#	1,000,000	690,415
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A5
5.342%	12/15/2043		500,000	456,728
Wachovia Bank Commercial Mortgage Trust
Series 2004-C12, Class A4
5.484%	07/15/2041	#	750,000	796,420
Wachovia Bank Commercial Mortgage Trust
Series 2004-C15, Class B
4.892%	10/15/2041		1,000,000	923,603

TOTAL NON-GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $29,069,053)				30,827,698

			Shares	Value
CASH EQUIVALENTS—2.7%
Institutional Money Market Funds—2.7%
Dreyfus Institutional Cash Advantage Fund		††	1,500,000	1,500,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			13,858,424	13,858,424
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		††	3,013,703	3,013,703
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class		††	2,500,000	2,500,000
Short-Term Investments Trust Liquid Assets Portfolio		††	2,500,000	2,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class		††	2,000,000	2,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class		††	2,000,000	2,000,000

TOTAL CASH EQUIVALENTS
(Cost $27,372,127)				27,372,127

TOTAL INVESTMENTS—102.0%
(Cost $969,630,158)				1,018,157,546
Other assets less liabilities—(2.0%)				(20,292,524)

NET ASSETS—100.0%				$997,865,022

Notes to the Schedule of Investments:
MTN	Medium Term Note
TBA	Security is subject to delayed delivery.
▲	Security in default.
†	Denotes all or a portion of the security on loan.
#	Rate is subject to change. Rate shown reflects current rate.
ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to 1,666,478, which represents 0.2% of Total Investments.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—98.7%
Aerospace & Defense—2.8%
Boeing Co. (The)		25,009	$1,569,315
General Dynamics Corp.		12,733	745,644
Goodrich Corp.		4,185	277,256
Honeywell International, Inc.		25,271	986,327
ITT Corp.		5,812	261,075
L-3 Communications Holdings, Inc.		3,715	263,171
Lockheed Martin Corp.		10,289	766,530
Northrop Grumman Corp.	†	9,956	542,005
Precision Castparts Corp.		4,704	484,136
Raytheon Co.		12,447	602,310
Rockwell Collins, Inc.		5,022	266,819
United Technologies Corp.		30,732	1,994,814
			8,759,402

Air Freight & Logistics—1.0%
C.H. Robinson Worldwide, Inc.		5,367	298,727
Expeditors International of Washington, Inc.		7,127	245,953
FedEx Corp.		10,341	725,008
United Parcel Service, Inc., Class B		32,625	1,856,036
			3,125,724

Airlines—0.1%
Southwest Airlines Co.		23,716	263,485

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The)	*	7,170	71,270
Johnson Controls, Inc.		22,233	597,401
			668,671

Automobiles—0.4%
Ford Motor Co.	*	112,309	1,132,075
Harley-Davidson, Inc.	†	7,505	166,836
			1,298,911

Beverages—2.6%
Brown-Forman Corp., Class B		3,358	192,178
Coca-Cola Co. (The)		75,933	3,805,762
Coca-Cola Enterprises, Inc.		10,815	279,676
Constellation Brands, Inc., Class A	*	6,458	100,874
Dr. Pepper Snapple Group, Inc.		8,131	304,018
Molson Coors Brewing Co., Class B		5,028	212,986
PepsiCo, Inc.		53,087	3,235,653
			8,131,147

Biotechnology—1.4%
Amgen, Inc.	*	31,561	1,660,109
Biogen Idec, Inc.	*	8,619	408,971
Celgene Corp.	*	15,214	773,175
Cephalon, Inc.	*	2,526	143,350
Genzyme Corp.	*	8,628	438,044
Gilead Sciences, Inc.	*	28,945	992,235
			4,415,884

Building Products—0.0%
Masco Corp.		10,878	117,047

Capital Markets—2.4%
Ameriprise Financial, Inc.		8,127	293,628
Bank of New York Mellon Corp. (The)		40,010	987,847
Charles Schwab Corp. (The)		32,391	459,304
E*Trade Financial Corp.	*	6,204	73,331
Federated Investors, Inc., Class B	†	2,838	58,775
Franklin Resources, Inc.		4,782	412,161
Goldman Sachs Group, Inc. (The)		16,953	2,225,420
Invesco Ltd.	†	14,822	249,454
Janus Capital Group, Inc.		5,927	52,632
Legg Mason, Inc.		5,693	159,575
Morgan Stanley		46,094	1,069,842
Northern Trust Corp.		7,701	359,637
State Street Corp.		16,586	560,939
T. Rowe Price Group, Inc.		8,601	381,798
			7,344,343

Chemicals—1.9%
Air Products & Chemicals, Inc.		7,029	455,550
Airgas, Inc.		2,909	180,940
CF Industries Holdings, Inc.		2,209	140,161
Dow Chemical Co. (The)		38,099	903,708
E.I. Du Pont de Nemours & Co.		29,880	1,033,549
Eastman Chemical Co.		2,451	130,785
Ecolab, Inc.		7,552	339,160
FMC Corp.	†	2,512	144,264
International Flavors & Fragrances, Inc.		2,537	107,620
Monsanto Co.		18,005	832,191
PPG Industries, Inc.		5,518	333,342
Praxair, Inc.		10,101	767,575
Sherwin-Williams Co. (The)	†	3,050	211,030
Sigma-Aldrich Corp.		3,803	189,504
			5,769,379

Commercial Banks—3.1%
BB&T Corp.		22,869	601,683
Comerica, Inc.		5,923	218,144
Fifth Third Bancorp		25,320	311,183
First Horizon National Corp.	*	6,672	76,394
Huntington Bancshares, Inc./Ohio		22,638	125,415
KeyCorp		30,492	234,483
M&T Bank Corp.	†	2,789	236,926
Marshall & Ilsley Corp.		16,636	119,446
PNC Financial Services Group, Inc.		17,351	980,331
Regions Financial Corp.		40,205	264,549
SunTrust Banks, Inc.		16,562	385,895
U.S. Bancorp		63,175	1,411,961
Wells Fargo & Co.		171,459	4,389,350
Zions Bancorporation	†	5,045	108,821
			9,464,581

Commercial Services & Supplies—0.5%
Avery Dennison Corp.	†	3,386	108,792
Cintas Corp.		4,626	110,885
Iron Mountain, Inc.		5,413	121,576
Pitney Bowes, Inc.	†	7,101	155,938
R.R. Donnelley & Sons Co.		6,781	111,005
Republic Services, Inc.		10,271	305,357

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Stericycle, Inc.	*	2,698	$176,935
Waste Management, Inc.		15,740	492,505
			1,582,993

Communications Equipment—2.3%
Cisco Systems, Inc.	*	187,957	4,005,364
Harris Corp.		4,085	170,140
JDS Uniphase Corp.	*	7,658	75,355
Juniper Networks, Inc.	*	17,428	397,707
Motorola, Inc.	*	76,870	501,193
QUALCOMM, Inc.		54,036	1,774,542
Tellabs, Inc.		12,447	79,536
			7,003,837

Computers & Peripherals—4.5%
Apple, Inc.	*	29,937	7,530,054
Dell, Inc.	*	56,895	686,154
EMC Corp.	*	67,767	1,240,136
Hewlett-Packard Co.		76,840	3,325,635
Lexmark International, Inc., Class A	*†	2,870	94,796
NetApp, Inc.	*	11,411	425,745
QLogic Corp.	*†	3,699	61,477
SanDisk Corp.	*	7,315	307,742
Teradata Corp.	*	5,336	162,641
Western Digital Corp.	*	7,676	231,508
			14,065,888

Construction & Engineering—0.2%
Fluor Corp.		5,633	239,402
Jacobs Engineering Group, Inc.	*	3,849	140,258
Quanta Services, Inc.	*	6,807	140,565
			520,225

Construction Materials—0.1%
Vulcan Materials Co.		4,015	175,977

Consumer Finance—0.8%
American Express Co.		39,582	1,571,405
Capital One Financial Corp.		15,089	608,087
Discover Financial Services		18,231	254,869
SLM Corp.	*	16,076	167,030
			2,601,391

Containers & Packaging—0.2%
Ball Corp.		3,168	167,365
Bemis Co., Inc.		3,365	90,855
Owens-Illinois, Inc.	*	5,235	138,466
Pactiv Corp.	*	4,478	124,712
Sealed Air Corp.		5,101	100,592
			621,990

Distributors—0.1%
Genuine Parts Co.		4,973	196,185

Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A	*	4,113	174,679
DeVry, Inc.		2,111	110,806
H&R Block, Inc.		10,479	164,416
			449,901

Diversified Financial Services—4.4%
Bank of America Corp.		330,153	4,744,299
Citigroup, Inc.	*	744,178	2,798,109
CME Group, Inc.		2,124	598,012
IntercontinentalExchange, Inc.	*	2,472	279,410
JPMorgan Chase & Co.		130,927	4,793,238
Leucadia National Corp.	*	6,542	127,634
Moody’s Corp.		6,750	134,460
NASDAQ OMX Group, Inc. (The)	*	4,996	88,829
NYSE Euronext		8,746	241,652
			13,805,643

Diversified Telecommunication Services—2.6%
AT&T, Inc.		194,453	4,703,818
CenturyLink, Inc.		9,970	332,101
Frontier Communications Corp.	†	10,409	74,008
Qwest Communications International, Inc.		50,003	262,516
Verizon Communications, Inc.		93,071	2,607,849
Windstream Corp.		15,317	161,748
			8,142,040

Electric Utilities—1.9%
Allegheny Energy, Inc.		5,053	104,496
American Electric Power Co., Inc.		15,843	511,729
Duke Energy Corp.		43,377	694,032
Edison International		10,394	329,698
Entergy Corp.		6,267	448,843
Exelon Corp.		21,801	827,784
FirstEnergy Corp.		9,733	342,894
NextEra Energy, Inc.		13,698	667,914
Northeast Utilities		5,907	150,510
Pepco Holdings, Inc.		7,419	116,330
Pinnacle West Capital Corp.		3,328	121,006
PPL Corp.		14,735	367,638
Progress Energy, Inc.		9,523	373,492
Southern Co.		27,209	905,515
			5,961,881

Electrical Equipment—0.5%
Emerson Electric Co.		24,836	1,085,085
Rockwell Automation, Inc.		4,779	234,601
Roper Industries, Inc.		2,903	162,452
			1,482,138

Electronic Equipment, Instruments & Components—0.5%
Agilent Technologies, Inc.	*†	11,545	328,224
Amphenol Corp., Class A		5,455	214,272
Corning, Inc.		51,503	831,774
FLIR Systems, Inc.	*	5,021	146,061
Jabil Circuit, Inc.		6,753	89,815
Molex, Inc.	†	3,928	71,647
			1,681,793

Energy Equipment & Services—1.7%
Baker Hughes, Inc.	†	14,181	589,504
Cameron International Corp.	*	8,159	265,331
Diamond Offshore Drilling, Inc.	†	2,210	137,440
FMC Technologies, Inc.	*	3,828	201,583

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Halliburton Co.		29,890	$733,800
Helmerich & Payne, Inc.		3,364	122,853
Nabors Industries Ltd. (Bermuda)	*	9,642	169,892
National Oilwell Varco, Inc.		13,864	458,482
Rowan Cos., Inc.	*	4,160	91,270
Schlumberger Ltd.		39,281	2,173,811
Smith International, Inc.		8,291	312,156
			5,256,122

Food & Staples Retailing—2.5%
Costco Wholesale Corp.		14,557	798,160
CVS Caremark Corp.		44,853	1,315,090
Kroger Co. (The)		20,793	409,414
Safeway, Inc.		13,269	260,869
SUPERVALU, Inc.		7,553	81,875
Sysco Corp.		19,557	558,743
Walgreen Co.		31,761	848,019
Wal-Mart Stores, Inc.		68,381	3,287,075
Whole Foods Market, Inc.	*	5,363	193,175
			7,752,420

Food Products—1.9%
Archer-Daniels-Midland Co.		21,265	549,062
Campbell Soup Co.		6,126	219,495
ConAgra Foods, Inc.		14,781	344,693
Dean Foods Co.	*	6,452	64,972
General Mills, Inc.		21,905	778,066
H.J. Heinz Co.		10,469	452,470
Hershey Co. (The)		5,552	266,107
Hormel Foods Corp.	†	2,325	94,116
J.M. Smucker Co. (The)		3,807	229,257
Kellogg Co.		8,189	411,907
Kraft Foods, Inc., Class A		57,444	1,608,432
McCormick & Co., Inc.	†	4,418	167,707
Mead Johnson Nutrition Co.		6,505	326,031
Sara Lee Corp.		22,155	312,385
Tyson Foods, Inc., Class A		10,902	178,684
			6,003,384

Gas Utilities—0.2%
EQT Corp.		4,564	164,943
Nicor, Inc.	†	1,395	56,498
Oneok, Inc.		3,325	143,806
Questar Corp.		5,856	266,389
			631,636

Health Care Equipment & Supplies—1.8%
Baxter International, Inc.		19,691	800,242
Becton Dickinson and Co.		7,650	517,293
Boston Scientific Corp.	*	48,118	279,084
C.R. Bard, Inc.		3,108	240,963
CareFusion Corp.	*	5,412	122,852
DENTSPLY International, Inc.	†	4,513	134,984
Hospira, Inc.	*	5,541	318,331
Intuitive Surgical, Inc.	*	1,297	409,359
Medtronic, Inc.		36,308	1,316,891
St. Jude Medical, Inc.	*	10,673	385,189
Stryker Corp.		9,013	451,191
Varian Medical Systems, Inc.	*†	3,908	204,310
Zimmer Holdings, Inc.	*	6,839	369,648
			5,550,337

Health Care Providers & Services—2.1%
Aetna, Inc.		13,936	367,632
AmerisourceBergen Corp.		9,315	295,751
Cardinal Health, Inc.		11,996	403,185
CIGNA Corp.		9,237	286,901
Coventry Health Care, Inc.	*	4,426	78,252
DaVita, Inc.	*	3,490	217,916
Express Scripts, Inc.	*	18,086	850,404
Humana, Inc.	*	5,695	260,091
Laboratory Corp. of America Holdings	*	3,448	259,807
McKesson Corp.		8,970	602,425
Medco Health Solutions, Inc.	*	15,077	830,441
Patterson Cos., Inc.	†	2,852	81,368
Quest Diagnostics, Inc.		4,972	247,456
Tenet Healthcare Corp.	*	14,819	64,314
UnitedHealth Group, Inc.		37,484	1,064,546
WellPoint, Inc.	*	14,107	690,255
			6,600,744

Health Care Technology—0.1%
Cerner Corp.	*	2,165	164,302

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.		13,990	423,058
Darden Restaurants, Inc.		4,663	181,157
International Game Technology		9,205	144,518
Marriott International, Inc., Class A		8,527	255,298
McDonald’s Corp.		35,426	2,333,511
Starbucks Corp.		24,617	598,193
Starwood Hotels & Resorts Worldwide, Inc.		6,332	262,335
Wyndham Worldwide Corp.		6,076	122,371
Wynn Resorts Ltd.	†	2,210	168,557
Yum! Brands, Inc.		15,448	603,090
			5,092,088

Household Durables—0.4%
D.R. Horton, Inc.	†	7,975	78,394
Fortune Brands, Inc.	†	5,116	200,445
Harman International Industries, Inc.	*	2,000	59,780
Leggett & Platt, Inc.	†	5,276	105,836
Lennar Corp., Class A	†	5,349	74,405
Newell Rubbermaid, Inc.		9,337	136,694
Pulte Group, Inc.	*	11,419	94,549
Stanley Black & Decker, Inc.		5,362	270,888
Whirlpool Corp.		2,518	221,131
			1,242,122

Household Products—2.6%
Clorox Co.		4,707	292,587
Colgate-Palmolive Co.		16,169	1,273,470
Kimberly-Clark Corp.		13,665	828,509
Procter & Gamble Co. (The)		94,763	5,683,885
			8,078,451

Independent Power Producers & Energy Traders—0.2%
AES Corp. (The)	*	21,242	196,276
Constellation Energy Group, Inc.		6,423	207,142
NRG Energy, Inc.	*	8,174	173,370
			576,788

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Industrial Conglomerates—2.3%
3M Co.		23,490	$1,855,475
General Electric Co.		351,316	5,065,977
Textron, Inc.		9,147	155,224
			7,076,676

Insurance—3.9%
Aflac, Inc.		15,514	661,982
Allstate Corp. (The)		17,794	511,222
American International Group, Inc.	*†	4,555	156,874
AON Corp.		8,752	324,874
Assurant, Inc.		3,628	125,892
Berkshire Hathaway, Inc., Class B	*	54,480	4,341,511
Chubb Corp.		10,501	525,155
Cincinnati Financial Corp.	†	5,643	145,985
Genworth Financial, Inc., Class A	*	16,334	213,485
Hartford Financial Services Group, Inc.		14,732	326,019
Lincoln National Corp.		10,268	249,410
Loews Corp.		11,610	386,729
Marsh & McLennan Cos., Inc.		17,937	404,479
MetLife, Inc.		27,050	1,021,408
Principal Financial Group, Inc.		10,148	237,869
Progressive Corp. (The)		21,649	405,269
Prudential Financial, Inc.		15,379	825,237
Torchmark Corp.	†	2,839	140,559
Travelers Cos., Inc. (The)		16,352	805,336
Unum Group		11,151	241,977
XL Capital Ltd., Class A (Bermuda)		10,674	170,891
			12,222,163

Internet & Catalog Retail—0.5%
Amazon.com, Inc.	*	11,311	1,235,840
Expedia, Inc.		6,542	122,859
priceline.com, Inc.	*	1,506	265,869
			1,624,568

Internet Software & Services—1.7%
Akamai Technologies, Inc.	*	5,766	233,927
eBay, Inc.	*	37,538	736,120
Google, Inc., Class A	*	7,966	3,544,472
Monster Worldwide, Inc.	*	4,065	47,357
VeriSign, Inc.	*†	6,165	163,681
Yahoo! Inc.	*	38,121	527,213
			5,252,770

IT Services—3.1%
Automatic Data Processing, Inc.		16,617	669,000
Cognizant Technology Solutions Corp., Class A	*	9,907	495,944
Computer Sciences Corp.		5,168	233,852
Fidelity National Information Services, Inc.		11,064	296,737
Fiserv, Inc.	*	4,834	220,721
International Business Machines Corp.		42,196	5,210,362
Mastercard, Inc., Class A		3,198	638,097
Paychex, Inc.	†	10,243	266,011
SAIC, Inc.	*	9,268	155,146
Total System Services, Inc.	†	7,089	96,410
Visa, Inc., Class A	†	14,925	1,055,944
Western Union Co. (The)		22,394	333,895
			9,672,119

Leisure Equipment & Products—0.2%
Eastman Kodak Co.	*†	8,976	38,956
Hasbro, Inc.		4,244	174,428
Mattel, Inc.		12,211	258,385
			471,769

Life Sciences Tools & Services—0.5%
Life Technologies Corp.	*	6,099	288,178
Millipore Corp.	*	1,888	201,355
PerkinElmer, Inc.		4,019	83,072
Thermo Fisher Scientific, Inc.	*	13,556	664,922
Waters Corp.	*†	2,974	192,418
			1,429,945

Machinery—1.7%
Caterpillar, Inc.		20,692	1,242,968
Cummins, Inc.		6,431	418,851
Danaher Corp.		17,374	644,923
Deere & Co.		14,026	780,968
Dover Corp.		5,924	247,564
Eaton Corp.		5,555	363,519
Flowserve Corp.		1,878	159,254
Illinois Tool Works, Inc.		12,794	528,136
PACCAR, Inc.		12,073	481,351
Pall Corp.		3,958	136,037
Parker Hannifin Corp.		5,113	283,567
Snap-On, Inc.		1,846	75,520
			5,362,658

Media—3.1%
CBS Corp., Class B		21,597	279,249
Comcast Corp., Class A		92,966	1,614,819
DIRECTV, Class A	*	29,973	1,016,684
Discovery Communications, Inc., Class A	*†	9,025	322,283
Gannett Co., Inc.		7,093	95,472
Interpublic Group of Cos., Inc. (The)	*†	16,092	114,736
McGraw-Hill Cos., Inc. (The)		10,038	282,469
Meredith Corp.		1,189	37,014
New York Times Co. (The), Class A	*	4,417	38,207
News Corp., Class A		74,348	889,202
Omnicom Group, Inc.		9,914	340,050
Scripps Networks Interactive, Inc., Class A		3,006	121,262
Time Warner Cable, Inc.		11,700	609,336
Time Warner, Inc.		37,579	1,086,409
Viacom, Inc., Class B		20,065	629,439
Walt Disney Co. (The)		64,502	2,031,813
Washington Post Co. (The), Class B		218	89,485
			9,597,929

Metals & Mining—1.1%
AK Steel Holding Corp.		4,204	50,112
Alcoa, Inc.		33,865	340,682
Allegheny Technologies, Inc.		3,302	145,915
Cliffs Natural Resources, Inc.		4,303	202,929
Freeport-McMoRan Copper & Gold, Inc.		15,562	920,181
Newmont Mining Corp.		16,209	1,000,744

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Nucor Corp.		10,440	$399,643
Titanium Metals Corp.	*	2,725	47,933
United States Steel Corp.	†	4,478	172,627
			3,280,766

Multiline Retail—0.8%
Big Lots, Inc.	*	2,659	85,327
Family Dollar Stores, Inc.		4,369	164,668
J.C. Penney Co., Inc.		7,892	169,520
Kohl’s Corp.	*	10,187	483,883
Macy’s, Inc.		14,108	252,533
Nordstrom, Inc.		5,299	170,575
Sears Holdings Corp.	*†	1,559	100,789
Target Corp.		24,279	1,193,798
			2,621,093

Multi-Utilities—1.4%
Ameren Corp.		8,026	190,778
CenterPoint Energy, Inc.		13,038	171,580
CMS Energy Corp.		6,770	99,180
Consolidated Edison, Inc.		9,344	402,726
Dominion Resources, Inc.		19,678	762,326
DTE Energy Co.		5,638	257,149
Integrys Energy Group, Inc.		2,588	113,199
NiSource, Inc.		8,838	128,151
PG&E Corp.		12,319	506,311
Public Service Enterprise Group, Inc.		16,734	524,276
SCANA Corp.		3,814	136,389
Sempra Energy		8,205	383,912
TECO Energy, Inc.		7,055	106,319
Wisconsin Energy Corp.		4,032	204,584
Xcel Energy, Inc.		15,339	316,137
			4,303,017

Office Electronics—0.1%
Xerox Corp.		45,690	367,348

Oil, Gas & Consumable Fuels—8.9%
Anadarko Petroleum Corp.		16,346	589,927
Apache Corp.		11,125	936,614
Cabot Oil & Gas Corp.	†	3,632	113,754
Chesapeake Energy Corp.		21,536	451,179
Chevron Corp.		66,100	4,485,546
ConocoPhillips		49,003	2,405,557
CONSOL Energy, Inc.		7,547	254,787
Denbury Resources, Inc.	*	12,602	184,493
Devon Energy Corp.		14,743	898,144
El Paso Corp.		23,526	261,374
EOG Resources, Inc.		8,354	821,783
Exxon Mobil Corp.		168,222	9,600,441
Hess Corp.		9,667	486,637
Marathon Oil Corp.		23,427	728,345
Massey Energy Co.		3,246	88,778
Murphy Oil Corp.		6,084	301,462
Noble Energy, Inc.		5,791	349,371
Occidental Petroleum Corp.		26,747	2,063,531
Peabody Energy Corp.		8,538	334,092
Pioneer Natural Resources Co.		3,881	230,725
Range Resources Corp.		5,342	214,481
Southwestern Energy Co.	*	11,457	442,699
Spectra Energy Corp.		21,457	430,642
Sunoco, Inc.		3,836	133,378
Tesoro Corp.	†	4,285	50,006
Valero Energy Corp.		18,867	339,229
Williams Cos., Inc. (The)		19,364	353,974
			27,550,949

Paper & Forest Products—0.2%
International Paper Co.		14,482	327,728
MeadWestvaco Corp.		5,178	114,952
Weyerhaeuser Co.		6,733	237,001
			679,681

Personal Products—0.2%
Avon Products, Inc.		13,632	361,248
Estee Lauder Cos., Inc. (The), Class A		4,016	223,812
			585,060

Pharmaceuticals—6.1%
Abbott Laboratories		50,828	2,377,734
Allergan, Inc.		10,165	592,213
Bristol-Myers Squibb Co.		56,679	1,413,574
Eli Lilly & Co.		33,464	1,121,044
Forest Laboratories, Inc.	*	9,614	263,712
Johnson & Johnson		90,758	5,360,167
King Pharmaceuticals, Inc.	*	7,229	54,868
Merck & Co., Inc.		102,638	3,589,251
Mylan, Inc.	*†	9,791	166,839
Pfizer, Inc.		265,479	3,785,731
Watson Pharmaceuticals, Inc.	*	3,595	145,849
			18,870,982

Professional Services—0.1%
Dun & Bradstreet Corp.		1,587	106,520
Equifax, Inc.		4,486	125,877
Robert Half International, Inc.		5,293	124,650
			357,047

Real Estate Investment Trusts (REITs)—1.3%
Apartment Investment & Management Co., Class A REIT	†	3,454	66,904
AvalonBay Communities, Inc. REIT	†	2,776	259,195
Boston Properties, Inc. REIT	†	4,416	315,037
Equity Residential REIT		9,375	390,375
HCP, Inc. REIT		9,339	301,183
Health Care REIT, Inc. REIT		4,035	169,954
Host Hotels & Resorts, Inc. REIT		20,913	281,907
Kimco Realty Corp. REIT		13,174	177,059
Plum Creek Timber Co., Inc. REIT	†	5,574	192,470
ProLogis REIT	†	15,475	156,762
Public Storage REIT		4,502	395,771
Simon Property Group, Inc. REIT		9,661	780,126
Ventas, Inc. REIT		5,257	246,816
Vornado Realty Trust REIT	†	5,245	382,623
			4,116,182

Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc., Class A	*	9,194	125,130

Road & Rail—0.8%
CSX Corp.		12,858	638,143
Norfolk Southern Corp.		12,224	648,483

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint 500
Stock Index Fund

			Shares	Value
COMMON STOCKS—(Continued)
Ryder System, Inc.			1,762	$70,885
Union Pacific Corp.			16,687	1,159,913
				2,517,424

Semiconductors & Semiconductor Equipment—2.6%
Advanced Micro Devices, Inc.		*	17,355	127,039
Altera Corp.		†	10,107	250,755
Analog Devices, Inc.			9,959	277,458
Applied Materials, Inc.			44,415	533,868
Broadcom Corp., Class A			14,293	471,240
First Solar, Inc.		*†	1,533	174,501
Intel Corp.			183,131	3,561,898
KLA-Tencor Corp.			5,322	148,377
Linear Technology Corp.		†	7,535	209,548
LSI Corp.		*	19,354	89,028
MEMC Electronic Materials, Inc.		*	7,971	78,753
Microchip Technology, Inc.		†	5,876	163,000
Micron Technology, Inc.		*	28,456	241,591
National Semiconductor Corp.		†	7,438	100,116
Novellus Systems, Inc.		*	3,117	79,047
NVIDIA Corp.		*	19,212	196,155
Teradyne, Inc.		*†	6,358	61,991
Texas Instruments, Inc.			40,320	938,650
Xilinx, Inc.			8,854	223,652
				7,926,667

Software—3.7%
Adobe Systems, Inc.		*	17,407	460,067
Autodesk, Inc.		*	7,352	179,095
BMC Software, Inc.		*	5,758	199,399
CA, Inc.			12,683	233,367
Citrix Systems, Inc.		*	6,214	262,417
Compuware Corp.		*	9,006	71,868
Electronic Arts, Inc.		*	10,046	144,662
Intuit, Inc.		*	10,297	358,027
McAfee, Inc.		*	5,048	155,075
Microsoft Corp.			250,868	5,772,473
Novell, Inc.		*	11,821	67,143
Oracle Corp.			128,885	2,765,872
Red Hat, Inc.		*	6,356	183,943
Salesforce.com, Inc.		*†	3,754	322,168
Symantec Corp.		*	26,008	360,991
				11,536,567

Specialty Retail—2.0%
Abercrombie & Fitch Co., Class A			2,804	86,055
AutoNation, Inc.		*†	3,434	66,963
AutoZone, Inc.		*	966	186,651
Bed Bath & Beyond, Inc.		*	8,349	309,581
Best Buy Co., Inc.			11,461	388,069
CarMax, Inc.		*	5,838	116,176
GameStop Corp., Class A		*	4,873	91,564
Gap, Inc. (The)			15,228	296,337
Home Depot, Inc.			55,361	1,553,983
Limited Brands, Inc.			9,073	200,241
Lowe’s Cos., Inc.			47,143	962,660
Office Depot, Inc.		*	8,714	35,205
O’Reilly Automotive, Inc.		*	4,639	220,631
RadioShack Corp.			3,908	76,245
Ross Stores, Inc.			4,115	219,288
Staples, Inc.			24,150	460,057
Tiffany & Co.			4,254	161,269
TJX Cos., Inc.			13,486	565,738
Urban Outfitters, Inc.		*	4,083	140,414
				6,137,127

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc.			10,146	370,836
NIKE, Inc., Class B			12,821	866,059
Polo Ralph Lauren Corp.			1,954	142,564
V.F. Corp.			2,834	201,724
				1,581,183

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.			15,948	195,204
People’s United Financial, Inc.			12,543	169,330
				364,534

Tobacco—1.6%
Altria Group, Inc.			68,648	1,375,706
Lorillard, Inc.			4,916	353,854
Philip Morris International, Inc.			60,971	2,794,910
Reynolds American, Inc.			5,384	280,614
				4,805,084

Trading Companies & Distributors—0.1%
Fastenal Co.		†	4,379	219,782
W.W. Grainger, Inc.			1,952	194,126
				413,908

Wireless Telecommunication Services—0.4%
American Tower Corp., Class A		*	13,339	593,586
MetroPCS Communications, Inc.		*	8,843	72,424
Sprint Nextel Corp.		*	98,731	418,619
				1,084,629

TOTAL COMMON STOCKS
(Cost $252,092,438)				306,533,825

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.108%	09/09/2010	‡‡
(Cost $359,924)			$360,000	359,899

			Shares	Value
CASH EQUIVALENTS—3.4%
Institutional Money Market Funds—3.4%
Dreyfus Institutional Cash Advantage Fund		††	1,000,000	1,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			3,534,583	3,534,583
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		††	651,924	651,924
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class		††	1,550,000	1,550,000

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
Short-Term Investments Trust Liquid Assets Portfolio	††	1,550,000	$1,550,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	1,200,000	1,200,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	1,020,000	1,020,000

TOTAL CASH EQUIVALENTS
(Cost $10,506,507)			10,506,507

TOTAL INVESTMENTS—102.2%
(Cost $262,958,869)			317,400,231
Other assets less liabilities—(2.2%)			(6,936,448)

NET ASSETS—100.0%			$310,463,783

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—97.8%
Aerospace & Defense—2.3%
AAR Corp.	*	1,489	$24,926
Alliant Techsystems, Inc.	*	1,550	96,193
American Science & Engineering, Inc.		435	33,151
Applied Signal Technology, Inc.	†	1,237	24,307
BE Aerospace, Inc.	*	2,393	60,854
Boeing Co. (The)		22,979	1,441,932
Ceradyne, Inc.	*	1,867	39,898
Cubic Corp.	†	476	17,317
Curtiss-Wright Corp.	†	2,112	61,332
Esterline Technologies Corp.	*	1,049	49,775
GenCorp, Inc.	*	1,629	7,135
General Dynamics Corp.		13,610	797,002
Goodrich Corp.		4,882	323,432
HEICO Corp., Class A		1,097	29,564
Hexcel Corp.	*†	4,757	73,781
Honeywell International, Inc.		26,085	1,018,098
ITT Corp.		4,977	223,567
Kratos Defense & Security Solutions, Inc.	*	239	2,509
L-3 Communications Holdings, Inc.		5,024	355,900
Ladish Co., Inc.	*	900	20,448
Lockheed Martin Corp.		10,408	775,396
Moog, Inc., Class A	*	1,446	46,605
Northrop Grumman Corp.		8,047	438,079
Orbital Sciences Corp.	*	2,123	33,480
Precision Castparts Corp.		5,136	528,597
Raytheon Co.		13,394	648,136
Rockwell Collins, Inc.		6,041	320,958
Spirit Aerosystems Holdings, Inc., Class A	*	2,103	40,083
Stanley, Inc.	*	911	34,053
Taser International, Inc.	*†	2,292	8,939
Teledyne Technologies, Inc.	*†	1,228	47,376
Triumph Group, Inc.		822	54,770
United Technologies Corp.		31,372	2,036,357
			9,713,950

Air Freight & Logistics—0.6%
Air T, Inc.		1,352	14,142
Atlas Air Worldwide Holdings, Inc.	*	600	28,500
C.H. Robinson Worldwide, Inc.		6,357	353,830
Expeditors International of Washington, Inc.		8,772	302,722
FedEx Corp.		9,135	640,455
Forward Air Corp.	†	1,431	38,995
HUB Group, Inc., Class A	*	2,400	72,024
Pacer International, Inc.	*	1,664	11,631
United Parcel Service, Inc., Class B		21,926	1,247,370
UTi Worldwide, Inc. (Virgin Islands, British)		2,208	27,335
			2,737,004

Airlines—0.2%
AirTran Holdings, Inc.	*†	3,168	15,365
Alaska Air Group, Inc.	*†	1,343	60,368
AMR Corp.	*	6,672	45,236
Continental Airlines, Inc., Class B	*	2,723	59,906
Delta Air Lines, Inc.	*	25,505	299,683
ExpressJet Holdings, Inc.	*	263	684
JetBlue Airways Corp.	*†	6,414	35,213
Skywest, Inc.		2,390	29,206
Southwest Airlines Co.		7,926	88,058
UAL Corp.	*†	3,500	71,960
US Airways Group, Inc.	*	8,660	74,562
			780,241

Auto Components—0.2%
American Axle & Manufacturing Holdings, Inc.	*	2,113	15,488
Amerigon, Inc.	*	2,107	15,550
BorgWarner, Inc.	*	2,193	81,887
Cooper Tire & Rubber Co.		3,066	59,787
Dana Holding Corp.	*	2,450	24,500
Fuel Systems Solutions, Inc.	*†	769	19,955
Gentex Corp.		6,594	118,560
Goodyear Tire & Rubber Co. (The)	*	7,281	72,373
Johnson Controls, Inc.		18,909	508,085
Modine Manufacturing Co.	*	1,208	9,277
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	2,809	1,506
Shiloh Industries, Inc.	*	1,441	12,191
Strattec Security Corp.	*	123	2,718
Superior Industries International, Inc.		1,102	14,811
Tenneco, Inc.	*	1,600	33,696
TRW Automotive Holdings Corp.	*	900	24,813
			1,015,197

Automobiles—0.3%
Ford Motor Co.	*	122,116	1,230,929
Harley-Davidson, Inc.	†	5,597	124,421
Thor Industries, Inc.		1,221	28,999
Winnebago Industries, Inc.	*	1,432	14,234
			1,398,583

Beverages—2.3%
Brown-Forman Corp., Class B		4,876	279,053
Central European Distribution Corp. (Poland)	*	652	13,940
Coca-Cola Bottling Co. Consolidated	†	437	20,941
Coca-Cola Co. (The)		84,379	4,229,075
Coca-Cola Enterprises, Inc.		10,775	278,642
Constellation Brands, Inc., Class A	*	8,096	126,460
Dr. Pepper Snapple Group, Inc.		9,896	370,011
Hansen Natural Corp.	*	2,680	104,815
Molson Coors Brewing Co., Class B		5,822	246,620
PepsiCo, Inc.		65,920	4,017,824
			9,687,381

Biotechnology—1.7%
Aastrom Biosciences, Inc.	*†	411	612
Abraxis Bioscience, Inc.	*	439	32,574
Acorda Therapeutics, Inc.	*	674	20,968
Alexion Pharmaceuticals, Inc.	*	2,350	120,297
Alkermes, Inc.	*	3,579	44,559
Allos Therapeutics, Inc.	*†	3,978	24,385
Alnylam Pharmaceuticals, Inc.	*	2,390	35,898
AMAG Pharmaceuticals, Inc.	*†	834	28,648
Amgen, Inc.	*	38,967	2,049,664

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Amylin Pharmaceuticals, Inc.	*†	4,036	$75,877
Anadys Pharmaceuticals, Inc.	*	3,242	6,225
Antigenics, Inc.	*†	1,707	1,384
ARCA Biopharma, Inc.	*†	57	193
Arena Pharmaceuticals, Inc.	*†	1,439	4,418
Ariad Pharmaceuticals, Inc.	*	1,662	4,687
Arqule, Inc.	*	864	3,715
Array Biopharma, Inc.	*†	4,333	13,216
AVI BioPharma, Inc.	*†	2,400	3,864
Avigen, Inc. (Escrow Shares)	*‡d	1,009	—
Biogen Idec, Inc.	*	7,315	347,097
BioMarin Pharmaceutical, Inc.	*†	3,587	68,010
Biosante Pharmaceuticals, Inc.	*	300	528
Capstone Therapeutics Corp.	*	1,516	1,002
Celera Corp.	*†	3,028	19,833
Celgene Corp.	*	19,373	984,536
Cell Therapeutics, Inc.	*†	34	13
Celldex Therapeutics, Inc.	*†	429	1,956
Cephalon, Inc.	*	2,647	150,217
Cepheid, Inc.	*†	4,930	78,979
Clinical Data, Inc.	*†	1,998	24,855
Cubist Pharmaceuticals, Inc.	*	1,762	36,297
CytRx Corp.	*	4,200	3,234
Dendreon Corp.	*	4,737	153,147
Discovery Laboratories, Inc.	*†	2,566	488
Emergent Biosolutions, Inc.	*	1,319	21,552
Entremed, Inc.	*	1,390	561
Enzon Pharmaceuticals, Inc.	*†	1,765	18,797
EPIX Pharmaceuticals, Inc.	*	640	4
Exact Sciences Corp.	*†	1,250	5,500
Exelixis, Inc.	*†	2,695	9,352
Genaera Corp.	*‡d	797	—
Genomic Health, Inc.	*†	1,284	16,602
Genzyme Corp.	*	10,347	525,317
Geron Corp.	*†	4,719	23,689
Gilead Sciences, Inc.	*	38,028	1,303,600
GTC Biotherapeutics, Inc.	*	398	191
GTx, Inc.	*	200	610
Halozyme Therapeutics, Inc.	*	6,362	44,788
Hemispherx Biopharma, Inc.	*†	920	431
Human Genome Sciences, Inc.	*	5,938	134,555
Immunogen, Inc.	*†	1,323	12,264
Immunomedics, Inc.	*†	2,141	6,616
Incyte Corp. Ltd.	*†	3,102	34,339
InterMune, Inc.	*	1,586	14,829
Isis Pharmaceuticals, Inc.	*†	2,216	21,207
Keryx Biopharmaceuticals, Inc.	*†	5,221	19,109
Lexicon Pharmaceuticals, Inc.	*†	2,343	2,999
Ligand Pharmaceuticals, Inc., Class B	*	4,898	7,151
MannKind Corp.	*†	4,492	28,704
Martek Biosciences Corp.	*	1,148	27,219
Maxygen, Inc.	*	1,231	6,807
MDRNA, Inc.	*†	1,500	1,352
MediciNova, Inc.	*	88	418
Medivation, Inc.	*†	1,731	15,302
Momenta Pharmaceuticals, Inc.	*†	2,618	32,097
Myriad Genetics, Inc.	*	4,124	61,654
Myriad Pharmaceuticals, Inc.	*	1,031	3,877
Nabi Biopharmaceuticals	*	1,995	10,853
Neurobiological Technologies, Inc.	*	448	31
Neurocrine Biosciences, Inc.	*	1,479	8,282
Novavax, Inc.	*†	1,550	3,364
NPS Pharmaceuticals, Inc.	*	1,660	10,690
Onyx Pharmaceuticals, Inc.	*	1,361	29,384
Osiris Therapeutics, Inc.	*	1,402	8,146
PDL BioPharma, Inc.		3,841	21,586
Peregrine Pharmaceuticals, Inc.	*	1,823	3,919
Pharmasset, Inc.	*	1,946	53,204
Poniard Pharmaceuticals, Inc.	*†	396	238
Progenics Pharmaceuticals, Inc.	*	793	4,346
Regeneron Pharmaceuticals, Inc.	*†	2,632	58,746
Rigel Pharmaceuticals, Inc.	*	1,882	13,550
RXi Pharmaceuticals Corp.	*†	209	543
Savient Pharmaceuticals, Inc.	*	1,538	19,379
Sciclone Pharmaceuticals, Inc.	*†	1,700	4,522
SIGA Technologies, Inc.	*†	4,649	35,797
Telik, Inc.	*	1,748	1,363
Theravance, Inc.	*†	3,224	40,526
Trimeris, Inc.	*	1,214	2,622
United Therapeutics Corp.	*	1,828	89,225
Vanda Pharmaceuticals, Inc.	*	2,680	17,715
Vertex Pharmaceuticals, Inc.	*†	5,197	170,981
XOMA Ltd.	*	4,976	2,060
Zymogenetics, Inc.	*	2,343	9,887
			7,363,828

Building Products—0.1%
A.O. Smith Corp.	†	1,341	64,623
American Woodmark Corp.		800	13,680
Ameron International Corp.		542	32,699
Apogee Enterprises, Inc.	†	1,250	13,537
Gibraltar Industries, Inc.	*†	1,188	11,999
Griffon Corp.	*	1,288	14,245
Lennox International, Inc.		2,437	101,306
Masco Corp.		9,464	101,833
NCI Building Systems, Inc.	*	246	2,059
Owens Corning, Inc.	*	1,100	32,901
Quanex Building Products Corp.		1,671	28,892
Simpson Manufacturing Co., Inc.		2,084	51,162
Trex Co., Inc.	*†	731	14,686
U.S. Home Systems, Inc.	*	1,291	3,434
Universal Forest Products, Inc.	†	1,121	33,977
USG Corp.	*†	3,348	40,444
			561,477

Capital Markets—2.4%
Affiliated Managers Group, Inc.	*	1,354	82,283
Ameriprise Financial, Inc.		9,235	333,661
Arlington Asset Investment Corp., Class A	†	304	5,724
Bank of New York Mellon Corp. (The)		44,659	1,102,631
BGC Partners, Inc., Class A		7,270	37,150
BlackRock, Inc.		1,892	271,313
Calamos Asset Management, Inc., Class A	†	1,800	16,704
Charles Schwab Corp. (The)		37,877	537,096
Deerfield Capital Corp.	*	342	1,878
Diamond Hill Investment Group, Inc.	†	331	18,764
E*Trade Financial Corp.	*	13,474	159,263
Eaton Vance Corp.	†	5,282	145,836
Federated Investors, Inc., Class B	†	3,745	77,559
Franklin Resources, Inc.		7,589	654,096
GAMCO Investors, Inc., Class A		558	20,758

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
GFI Group, Inc.		2,520	$14,062
GLG Partners, Inc.	*	9,550	41,829
Goldman Sachs Group, Inc. (The)		19,949	2,618,705
Greenhill & Co., Inc.	†	495	30,259
International Assets Holding Corp.	*	507	8,112
Invesco Ltd.		16,610	279,546
Investment Technology Group, Inc.	*	2,078	33,373
Janus Capital Group, Inc.	†	6,411	56,930
Jefferies Group, Inc.	†	4,678	98,612
KBW, Inc.	*	1,604	34,390
Knight Capital Group, Inc., Class A	*	4,630	63,848
LaBranche & Co., Inc.	*	2,588	11,077
Legg Mason, Inc.		5,850	163,975
MF Global Holdings Ltd.	*	2,928	16,719
Morgan Stanley		46,770	1,085,532
Northern Trust Corp.		8,495	396,716
optionsXpress Holdings, Inc.	*	1,914	30,126
Piper Jaffray Cos.	*	963	31,028
Raymond James Financial, Inc.	†	3,472	85,724
Safeguard Scientifics, Inc.	*	678	7,160
SEI Investments Co.		5,918	120,490
State Street Corp.		19,892	672,747
Stifel Financial Corp.	*	1,588	68,903
SWS Group, Inc.	†	1,323	12,568
T. Rowe Price Group, Inc.		11,032	489,710
TD Ameritrade Holding Corp.	*	8,355	127,831
Teton Advisors, Inc., Class A	*	8	74
TradeStation Group, Inc.	*†	1,690	11,408
Virtus Investment Partners, Inc.	*	210	3,931
Waddell & Reed Financial, Inc., Class A	†	3,971	86,885
Westwood Holdings Group, Inc.	†	1,027	36,099
			10,203,085

Chemicals—2.0%
A. Schulman, Inc.		1,444	27,378
Air Products & Chemicals, Inc.		6,756	437,856
Airgas, Inc.		3,075	191,265
Albemarle Corp.	†	3,712	147,404
Ampal-American Israel Corp., Class A	*	1,391	2,170
Arch Chemicals, Inc.	†	1,211	37,226
Ashland, Inc.		3,276	152,072
Cabot Corp.		2,693	64,928
Calgon Carbon Corp.	*	3,184	42,156
Celanese Corp., Class A		2,979	74,207
CF Industries Holdings, Inc.		2,571	163,130
Cytec Industries, Inc.		1,644	65,744
Dow Chemical Co. (The)		42,556	1,009,428
E.I. Du Pont de Nemours & Co.		35,437	1,225,766
Eastman Chemical Co.		3,211	171,339
Ecolab, Inc.		6,657	298,966
Ferro Corp.	*	1,818	13,399
FMC Corp.	†	3,336	191,586
Georgia Gulf Corp.	*†	50	667
H.B. Fuller Co.		2,570	48,804
Huntsman Corp.		2,600	22,542
International Flavors & Fragrances, Inc.		3,885	164,802
Intrepid Potash, Inc.	*†	1,172	22,936
Koppers Holdings, Inc.	†	1,582	35,563
Kronos Worldwide, Inc.	*†	1,131	22,055
Landec Corp.	*	986	5,808
LSB Industries, Inc.	*	1,411	18,780
Lubrizol Corp.		1,819	146,084
Minerals Technologies, Inc.		868	41,265
Monsanto Co.		21,746	1,005,100
Mosaic Co. (The)		5,740	223,745
Nalco Holding Co.		3,074	62,894
NewMarket Corp.		378	33,007
NL Industries, Inc.	†	2,111	12,877
Olin Corp.		2,796	50,580
OM Group, Inc.	*	1,147	27,367
Omnova Solutions, Inc.	*	6,478	50,593
Penford Corp.	*	785	5,087
PolyOne Corp.	*	2,862	24,098
PPG Industries, Inc.		5,657	341,739
Praxair, Inc.		12,623	959,222
Quaker Chemical Corp.		483	13,084
RPM International, Inc.		4,832	86,203
Scotts Miracle-Gro Co. (The), Class A		1,662	73,809
Sensient Technologies Corp.	†	2,027	52,560
Sherwin-Williams Co. (The)		3,587	248,185
Sigma-Aldrich Corp.		4,956	246,957
Spartech Corp.	*	1,451	14,873
Stepan Co.	†	556	38,047
Valhi, Inc.		511	6,306
Valspar Corp.		3,724	112,167
W.R. Grace & Co.	*	4,200	88,368
Zep, Inc.		936	16,324
			8,638,518

Commercial Banks—3.2%
1st Source Corp.	†	1,180	19,966
Alliance Bankshares Corp.	*	744	2,001
Associated Banc-Corp		5,110	62,649
BancFirst Corp.		642	23,427
BancorpSouth, Inc.	†	3,611	64,565
BancTrust Financial Group, Inc.	*†	1,600	5,920
Bank of Hawaii Corp.	†	1,898	91,768
BB&T Corp.		25,584	673,115
BOK Financial Corp.	†	1,765	83,785
Boston Private Financial Holdings, Inc.		1,297	8,340
Bryn Mawr Bank Corp.		1,058	17,753
Capital Bank Corp.		1,282	4,167
Capital City Bank Group, Inc.	†	1,113	13,779
CapitalSource, Inc.		4,975	23,681
Cardinal Financial Corp.		1,142	10,552
Cascade Bancorp	*†	2,191	1,052
Cascade Financial Corp.	*	1,063	505
Cathay General Bancorp		2,082	21,507
Catskill Litigation Trust	*‡d	582	—
Central Pacific Financial Corp.	*†	929	1,393
Chemical Financial Corp.	†	1,552	33,803
CIT Group, Inc.	*	6,132	207,630
Citizens Republic Bancorp, Inc.	*	4,000	3,400
City Holding Co.	†	250	6,970
City National Corp./California	†	1,548	79,304
CoBiz Financial, Inc.		1,063	7,005
Comerica, Inc.		5,587	205,769
Commerce Bancshares, Inc./Missouri		2,471	88,931
Community Bank System, Inc.	†	1,402	30,886

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Community Trust Bancorp, Inc.	†	665	$16,692
Cullen/Frost Bankers, Inc.		2,502	128,603
CVB Financial Corp.	†	4,084	38,798
East West Bancorp, Inc.		2,200	33,550
Eastern Virginia Bankshares, Inc.		700	4,557
Fidelity Southern Corp.	*	1,427	9,361
Fifth Third Bancorp		38,298	470,682
Financial Institutions, Inc.		749	13,302
First BanCorp. (Puerto Rico)	*†	3,246	1,720
First Bancorp/North Carolina		643	9,317
First Busey Corp.	†	2,407	10,904
First Citizens BancShares, Inc./North Carolina, Class A		254	48,852
First Commonwealth Financial Corp.		2,619	13,750
First Financial Bancorp		1,895	28,330
First Financial Bankshares, Inc.	†	333	16,014
First Horizon National Corp.	*	8,441	96,655
First Merchants Corp.		874	7,412
First Midwest Bancorp, Inc./Illinois		2,002	24,344
First of Long Island Corp. (The)	†	986	25,350
FirstMerit Corp.	†	3,950	67,663
FNB Corp./Pennsylvania		3,344	26,852
Fulton Financial Corp.		6,533	63,043
Glacier Bancorp, Inc.		1,771	25,981
Guaranty Bancorp	*	5,300	5,618
Hancock Holding Co.	†	1,041	34,728
Hanmi Financial Corp.	*†	3,600	4,536
Heritage Financial Corp./Washington	*	332	4,970
Home Bancshares, Inc./Arkansas	†	1,170	26,688
Huntington Bancshares, Inc./Ohio		13,268	73,505
IBERIABANK Corp.		966	49,730
Independent Bank Corp./Massachusetts	†	874	21,570
Independent Bank Corp./Michigan	†	2,079	788
Integra Bank Corp.	*†	848	644
International Bancshares Corp.	†	3,248	54,209
KeyCorp	†	27,431	210,944
M&T Bank Corp.	†	3,305	280,760
Marshall & Ilsley Corp.		33,678	241,808
MB Financial, Inc.	†	931	17,121
Merchants Bancshares, Inc.	†	571	12,688
Midsouth Bancorp, Inc.	†	522	6,666
MidWestOne Financial Group, Inc.	†	552	8,545
National Penn Bancshares, Inc.	†	2,758	16,576
NBT Bancorp, Inc.		1,000	20,420
Northern States Financial Corp.	*	772	1,806
Old National Bancorp/Indiana	†	3,552	36,799
Pacific Capital Bancorp	*†	1,724	1,241
Pacific Premier Bancorp, Inc.	*	976	4,089
PacWest Bancorp		894	16,369
Park National Corp.	†	728	47,349
Peoples Bancorp, Inc./Ohio		814	11,803
Peoples Financial Corp./Mississippi		883	9,360
Pinnacle Financial Partners, Inc.	*†	1,818	23,361
PNC Financial Services Group, Inc.		20,071	1,134,012
Popular, Inc. (Puerto Rico)	*	10,296	27,593
PrivateBancorp, Inc.		1,200	13,296
Prosperity Bancshares, Inc.	†	2,300	79,925
Regions Financial Corp.		41,501	273,077
Republic Bancorp, Inc./Kentucky, Class A		1,603	35,907
Royal Bancshares of Pennsylvania, Inc., Class A	*	882	2,646
S&T Bancorp, Inc.	†	955	18,871
Sandy Spring Bancorp, Inc.	†	344	4,819
Santander BanCorp (Puerto Rico)	*†	1,280	16,179
Shore Bancshares, Inc.		826	9,838
Signature Bank/New York	*	1,900	72,219
Simmons First National Corp., Class A		911	23,923
South Financial Group, Inc. (The)		2,799	763
Sterling Bancorp/New York	†	1,476	13,284
Sterling Bancshares, Inc./Texas		2,422	11,408
Sterling Financial Corp./Washington	*†	2,577	1,417
Suffolk Bancorp	†	1,100	34,034
SunTrust Banks, Inc.		19,144	446,055
Superior Bancorp	*†	223	430
Susquehanna Bancshares, Inc.	†	2,932	24,424
SVB Financial Group	*	1,437	59,248
Synovus Financial Corp.		10,920	27,737
TCF Financial Corp.	†	6,104	101,387
Texas Capital Bancshares, Inc.	*†	2,821	46,264
Tompkins Financial Corp.	†	730	27,557
TowneBank/Virginia	†	1,406	20,415
Trustmark Corp.		2,435	50,697
U.S. Bancorp		76,378	1,707,048
UMB Financial Corp.	†	1,211	43,063
Umpqua Holdings Corp.		1,151	13,213
United Bankshares, Inc.	†	2,134	51,088
United Community Banks, Inc./Georgia	*	2,272	8,974
Valley National Bancorp	†	6,259	85,248
Washington Trust Bancorp, Inc.		500	8,520
Webster Financial Corp.		2,393	42,930
Wells Fargo & Co.		189,172	4,842,803
WesBanco, Inc.	†	1,699	28,628
Westamerica Bancorporation	†	1,628	85,503
Western Alliance Bancorp	*	1,400	10,038
Whitney Holding Corp./Louisiana	†	2,371	21,932
Wilmington Trust Corp.		3,204	35,532
Wintrust Financial Corp.		1,017	33,907
Zions Bancorporation	†	5,053	108,993
			13,924,891

Commercial Services & Supplies—0.7%
ABM Industries, Inc.		2,291	47,997
ACCO Brands Corp.	*†	1,319	6,582
APAC Customer Services, Inc.	*	1,972	11,240
ATC Technology Corp.	*	603	9,720
Avery Dennison Corp.		3,924	126,078
Bowne & Co., Inc.		1,632	18,311
Brink’s Co. (The)		2,084	39,659
Cenveo, Inc.	*	4,741	25,981
Cintas Corp.		5,365	128,599
Clean Harbors, Inc.	*	1,207	80,157
Consolidated Graphics, Inc.	*	776	33,554
Copart, Inc.	*	3,582	128,271

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Corrections Corp. of America	*†	5,700	$108,756
Courier Corp.		424	5,177
Covanta Holding Corp.	*	4,185	69,429
Deluxe Corp.	†	2,098	39,338
EnergySolutions, Inc.		4,049	20,609
Ennis, Inc.	†	695	10,432
G&K Services, Inc., Class A	†	1,008	20,815
Geo Group, Inc. (The)	*	2,456	50,962
Healthcare Services Group, Inc.	†	3,735	70,778
Herman Miller, Inc.	†	3,155	59,535
HNI Corp.		2,512	69,306
Interface, Inc., Class A	†	3,357	36,054
Iron Mountain, Inc.		7,146	160,499
Kimball International, Inc., Class B		1,500	8,295
Knoll, Inc.	†	2,701	35,896
M&F Worldwide Corp.	*	780	21,138
McGrath Rentcorp		916	20,867
Mine Safety Appliances Co.	†	1,444	35,782
Mobile Mini, Inc.	*†	2,000	32,560
Perma-Fix Environmental Services, Inc.	*	5,502	8,858
Pitney Bowes, Inc.	†	1,828	40,143
R.R. Donnelley & Sons Co.		8,887	145,480
Republic Services, Inc.		13,363	397,282
Rollins, Inc.		991	20,504
Standard Register Co. (The)	†	1,650	5,181
Steelcase, Inc., Class A	†	1,992	15,438
Stericycle, Inc.	*†	3,138	205,790
Sykes Enterprises, Inc.	*	1,423	20,249
Tetra Tech, Inc.	*	2,114	41,456
TRC Cos., Inc.	*	327	1,011
United Stationers, Inc.	*	1,278	69,613
Viad Corp.		937	16,538
Virco Mfg. Corp.		799	2,397
Waste Connections, Inc.	*	2,362	82,410
Waste Management, Inc.		14,925	467,003
			3,071,730

Communications Equipment—2.3%
ADC Telecommunications, Inc.	*†	4,773	35,368
ADTRAN, Inc.	†	3,197	87,182
Alliance Fiber Optic Products, Inc.		4,817	6,744
AltiGen Communications, Inc.	*	4,109	2,917
Anaren, Inc.	*	813	12,146
Arris Group, Inc.	*	3,613	36,816
Aviat Networks, Inc.	*	2,182	7,921
Black Box Corp.		865	24,125
Blonder Tongue Laboratories, Inc.	*	2,285	2,971
Blue Coat Systems, Inc.	*	1,072	21,901
Brocade Communications Systems, Inc.	*	14,008	72,281
Ciena Corp.	*†	5,950	75,446
Cisco Systems, Inc.	*	228,656	4,872,659
CommScope, Inc.	*	2,812	66,841
Comtech Telecommunications Corp.	*	1,350	40,406
Digi International, Inc.	*	1,976	16,342
Ditech Networks, Inc.	*	1,360	1,727
EchoStar Corp., Class A	*	1,877	35,813
Emcore Corp.	*†	1,219	1,085
EMS Technologies, Inc.	*	960	14,419
Emulex Corp.	*	3,408	31,285
EndWave Corp.	*	911	3,006
Extreme Networks, Inc.	*	4,491	12,126
F5 Networks, Inc.	*	2,664	182,671
Finisar Corp.	*†	856	12,754
Harmonic, Inc.	*	2,820	15,341
Harris Corp.		6,090	253,649
Identive Group, Inc.	*	1,494	2,390
Infinera Corp.	*	4,191	26,948
InterDigital, Inc.	*†	2,803	69,206
Ixia	*	2,330	20,015
JDS Uniphase Corp.	*	7,444	73,249
Juniper Networks, Inc.	*	17,553	400,559
KVH Industries, Inc.	*	375	4,658
Motorola, Inc.	*	84,429	550,477
NETGEAR, Inc.	*†	1,206	21,515
Network Engines, Inc.	*	1,329	3,602
Numerex Corp., Class A	*	1,800	7,812
Oclaro, Inc.	*†	363	4,026
Oplink Communications, Inc.	*	758	10,862
Optelecom-NKF, Inc.	*	819	1,188
Optical Cable Corp.	*	240	701
Palm, Inc.	*	4,574	26,026
Parkervision, Inc.	*†	1,052	1,336
Performance Technologies, Inc.	*	793	1,967
Plantronics, Inc.	†	1,826	52,224
Polycom, Inc.	*	4,177	124,433
Powerwave Technologies, Inc.	*†	2,434	3,748
QUALCOMM, Inc.		65,438	2,148,984
Riverbed Technology, Inc.	*	1,849	51,069
SeaChange International, Inc.	*	958	7,884
Sonus Networks, Inc.	*	10,700	28,997
Sycamore Networks, Inc.		991	16,470
Tekelec	*†	2,569	34,014
Tellabs, Inc.		19,143	122,324
Tollgrade Communications, Inc.	*	601	3,786
UTStarcom, Inc.	*†	4,555	8,381
Verso Technologies, Inc.	*‡d	1	—
Viasat, Inc.	*	1,190	38,746
Westell Technologies, Inc., Class A	*	1,821	2,841
Zoom Technologies, Inc.	*†	542	2,775
			9,819,155

Computers & Peripherals—4.0%
ADPT Corp.	*	3,850	11,127
Apple, Inc.	*	35,929	9,037,221
Avid Technology, Inc.	*	1,448	18,433
Concurrent Computer Corp.	*	190	878
Cray, Inc.	*	714	3,984
Dataram Corp.	*†	1,175	1,751
Dell, Inc.	*	63,324	763,687
Diebold, Inc.		3,079	83,903
Dot Hill Systems Corp.	*	1,396	1,661
Electronics for Imaging, Inc.	*	2,638	25,721
EMC Corp.	*	78,184	1,430,767
Hewlett-Packard Co.		90,038	3,896,845
Hutchinson Technology, Inc.	*	1,149	4,975
Hypercom Corp.	*†	1,992	9,243
iGO, Inc.	*	674	1,011
Imation Corp.	*†	1,564	14,373
Intermec, Inc.	*†	2,374	24,333
Lexmark International, Inc., Class A	*†	1,492	49,281
NCR Corp.	*	7,848	95,118
NetApp, Inc.	*	14,316	534,130
Novatel Wireless, Inc.	*†	1,358	7,795

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Overland Storage, Inc.	*	160	$323
Presstek, Inc.	*	945	3,336
QLogic Corp.	*†	3,731	62,009
Quantum Corp.	*	6,681	12,560
SanDisk Corp.	*	8,969	377,326
Seagate Technology (Cayman Islands)	*	20,081	261,856
Silicon Graphics International Corp.	*	1,843	13,048
STEC, Inc.	*†	1,255	15,763
Stratasys, Inc.	*†	1,782	43,766
Synaptics, Inc.	*†	1,586	43,615
Teradata Corp.	*	7,848	239,207
TransAct Technologies, Inc.	*	888	6,482
Western Digital Corp.	*	5,892	177,703
			17,273,231

Construction & Engineering—0.3%
Aecom Technology Corp.	*	3,236	74,622
Comfort Systems USA, Inc.	†	2,179	21,049
Dycom Industries, Inc.	*	2,076	17,750
EMCOR Group, Inc.	*	2,908	67,378
Fluor Corp.		4,946	210,205
Furmanite Corp.	*	1,100	4,367
Granite Construction, Inc.		1,889	44,543
Insituform Technologies, Inc., Class A	*†	1,223	25,047
Jacobs Engineering Group, Inc.	*	4,968	181,034
KBR, Inc.		6,464	131,478
Layne Christensen Co.	*	510	12,378
MasTec, Inc.	*	2,049	19,260
Quanta Services, Inc.	*	8,861	182,980
Shaw Group, Inc. (The)	*	2,182	74,668
Tutor Perini Corp.	*	960	15,821
URS Corp.	*	2,934	115,453
			1,198,033

Construction Materials—0.1%
Eagle Materials, Inc.		2,083	54,012
Headwaters, Inc.	*	2,095	5,950
Martin Marietta Materials, Inc.	†	1,737	147,315
Texas Industries, Inc.		1,116	32,967
Vulcan Materials Co.		3,605	158,007
			398,251

Consumer Finance—0.7%
Advance America Cash Advance Centers, Inc.		21,480	88,712
American Express Co.		39,008	1,548,618
AmeriCredit Corp.	*	6,437	117,282
Capital One Financial Corp.		16,201	652,900
Cash America International, Inc.		685	23,475
CompuCredit Holdings Corp.		59	234
Discover Financial Services		18,027	252,018
Ezcorp, Inc., Class A	*	2,031	37,675
First Marblehead Corp. (The)	*	2,764	6,495
Nelnet, Inc., Class A	†	481	9,274
Rewards Network, Inc.		375	5,126
SLM Corp.	*	20,100	208,839
Student Loan Corp. (The)		207	4,985
World Acceptance Corp.	*†	639	24,480
			2,980,113

Containers & Packaging—0.3%
AEP Industries, Inc.	*	372	8,883
AptarGroup, Inc.		3,130	118,377
Ball Corp.		4,676	247,033
Bemis Co., Inc.		1,316	35,532
Crown Holdings, Inc.	*	3,283	82,206
Greif, Inc., Class A		852	47,320
Myers Industries, Inc.	†	1,716	13,882
Owens-Illinois, Inc.	*	6,064	160,393
Packaging Corp. of America		4,339	95,545
Pactiv Corp.	*	2,710	75,474
Rock-Tenn Co., Class A		1,450	72,022
Sealed Air Corp.		2,704	53,323
Silgan Holdings, Inc.		908	25,769
Sonoco Products Co.		3,353	102,199
Temple-Inland, Inc.		4,506	93,139
			1,231,097

Distributors—0.1%
Audiovox Corp., Class A	*	1,218	8,952
Genuine Parts Co.		3,417	134,801
LKQ Corp.	*	7,000	134,960
			278,713

Diversified Consumer Services—0.3%
American Public Education, Inc.	*	698	30,503
Apollo Group, Inc., Class A	*	3,508	148,985
Career Education Corp.	*†	4,167	95,924
Coinstar, Inc.	*†	1,075	46,193
Corinthian Colleges, Inc.	*†	3,624	35,696
DeVry, Inc.		2,980	156,420
H&R Block, Inc.		11,402	178,897
Hillenbrand, Inc.		1,576	33,711
ITT Educational Services, Inc.	*†	1,873	155,497
Jackson Hewitt Tax Service, Inc.	*†	1,779	2,010
Learning Tree International, Inc.	*†	766	8,311
Matthews International Corp., Class A		1,052	30,803
Pre-Paid Legal Services, Inc.	*†	779	35,437
Princeton Review, Inc.	*†	818	1,898
Regis Corp.		1,818	28,306
Service Corp. International	†	11,775	87,135
Sotheby’s	†	2,623	59,988
Steiner Leisure Ltd. (Bahamas)	*†	1,503	57,775
Stewart Enterprises, Inc., Class A	†	4,115	22,262
Strayer Education, Inc.	†	551	114,547
Universal Technical Institute, Inc.	*†	418	9,882
Weight Watchers International, Inc.	†	1,826	46,910
			1,387,090

Diversified Financial Services—3.9%
Bank of America Corp.		397,841	5,716,975
Citigroup, Inc.	*	844,099	3,173,812
CME Group, Inc.		2,698	759,622
Interactive Brokers Group, Inc., Class A	*†	1,570	26,062
IntercontinentalExchange, Inc.	*	2,776	313,771
JPMorgan Chase & Co.		157,799	5,777,021
Leucadia National Corp.	*	6,084	118,699
Medallion Financial Corp.		958	6,323
Moody’s Corp.		6,057	120,655

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
MSCI, Inc., Class A	*	3,439	$94,229
NASDAQ OMX Group, Inc. (The)	*	5,431	96,563
NYSE Euronext		9,567	264,336
PHH Corp.	*	2,212	42,117
Pico Holdings, Inc.	*	1,150	34,466
Portfolio Recovery Associates, Inc.	*†	504	33,657
Resource America, Inc., Class A		1,287	4,955
			16,583,263

Diversified Telecommunication Services—2.3%
8x8, Inc.	*	3,048	3,810
Alaska Communications Systems Group, Inc.	†	2,850	24,196
AT&T, Inc.		233,114	5,639,028
CenturyLink, Inc.		10,425	347,257
Cincinnati Bell, Inc.	*†	9,266	27,891
Cogent Communications Group, Inc.	*	2,886	21,876
Frontier Communications Corp.	†	12,478	88,719
General Communication, Inc., Class A	*	2,516	19,096
HickoryTech Corp.	†	651	4,394
IDT Corp., Class B	*	1,600	20,400
Integrated Telecom Express, Inc.	*‡d	1,103	—
Level 3 Communications, Inc.	*	41,949	45,724
PAETEC Holding Corp.	*	5,459	18,615
Premiere Global Services, Inc.	*	2,174	13,783
Qwest Communications International, Inc.		40,556	212,919
Superior TeleCom, Inc.	*‡d	2,013	—
SureWest Communications	*	184	1,167
tw telecom inc.	*	1,928	32,159
Verizon Communications, Inc.		111,965	3,137,259
Windstream Corp.		18,492	195,276
XETA Technologies, Inc.	*	1,946	5,935
			9,859,504

Electric Utilities—1.7%
Allegheny Energy, Inc.		5,273	109,046
Allete, Inc.		1,243	42,560
American Electric Power Co., Inc.		17,879	577,492
Central Vermont Public Service Corp.		540	10,660
Cleco Corp.	†	2,109	55,699
DPL, Inc.		807	19,287
Duke Energy Corp.		47,382	758,112
Edison International		12,222	387,682
El Paso Electric Co.	*	1,748	33,824
Empire District Electric Co. (The)		1,197	22,468
Entergy Corp.		7,521	538,654
Exelon Corp.		24,553	932,277
FirstEnergy Corp.		8,675	305,620
Great Plains Energy, Inc.		3,450	58,719
Hawaiian Electric Industries, Inc.	†	3,066	69,843
IDACORP, Inc.		1,515	50,404
ITC Holdings Corp.		1,539	81,429
MGE Energy, Inc.		1,559	56,186
NextEra Energy, Inc.		14,866	724,866
Northeast Utilities		5,201	132,522
NV Energy, Inc.		7,959	93,996
Pepco Holdings, Inc.	†	7,066	110,795
Pinnacle West Capital Corp.		3,789	137,768
PNM Resources, Inc.		2,169	24,249
Portland General Electric Co.		1,100	20,163
PPL Corp.		14,691	366,540
Progress Energy, Inc.		10,369	406,672
Southern Co.		33,923	1,128,957
UIL Holdings Corp.		1,496	37,445
Unisource Energy Corp.		1,571	47,413
Unitil Corp.	†	420	8,782
Westar Energy, Inc.		4,032	87,132
			7,437,262

Electrical Equipment—0.6%
Active Power, Inc.	*	1,093	853
Acuity Brands, Inc.	†	1,873	68,140
American Superconductor Corp.	*†	1,147	30,613
AMETEK, Inc.		4,234	169,995
AZZ, Inc.	†	1,582	58,170
Baldor Electric Co.		2,620	94,530
Belden, Inc.	†	1,894	41,668
Brady Corp., Class A		2,402	59,858
C&D Technologies, Inc.	*	1,159	1,021
Capstone Turbine Corp.	*†	2,450	2,401
Emerson Electric Co.		25,496	1,113,920
Encore Wire Corp.	†	1,400	25,466
Franklin Electric Co., Inc.		902	25,996
FuelCell Energy, Inc.	*†	1,938	2,287
General Cable Corp.	*	3,772	100,524
GrafTech International Ltd.	*	3,487	50,980
Hubbell, Inc., Class B		2,078	82,476
II-VI, Inc.	*	682	20,208
LSI Industries, Inc.	†	1,083	5,285
Magnetek, Inc.	*	1,406	1,293
Orbit International Corp.	*	2,812	9,589
Plug Power, Inc.	*	2,704	1,244
Powell Industries, Inc.	*†	1,045	28,570
Regal-Beloit Corp.		1,272	70,952
Rockwell Automation, Inc.		4,331	212,609
Roper Industries, Inc.		2,980	166,761
Servotronics, Inc.		705	6,345
Thomas & Betts Corp.	*	2,428	84,251
Ultralife Corp.	*	416	1,789
Universal Security Instruments, Inc.	*†	1,866	11,103
Valence Technology, Inc.	*†	6,972	5,020
Vicor Corp.	*	1,380	17,236
Woodward Governor Co.	†	2,448	62,497
			2,633,650

Electronic Equipment, Instruments & Components—0.8%
Agilent Technologies, Inc.	*†	10,372	294,876
Agilysys, Inc.		1,335	8,931
Amphenol Corp., Class A		7,376	289,729
Anixter International, Inc.	*	1,723	73,400
Arrow Electronics, Inc.	*	4,585	102,475
Avnet, Inc.	*	5,129	123,660
AVX Corp.		2,270	29,101
Benchmark Electronics, Inc.	*	2,520	39,942
Brightpoint, Inc.	*	2,358	16,506
CalAmp Corp.	*†	550	1,172
Checkpoint Systems, Inc.	*†	1,441	25,016
Cognex Corp.		2,023	35,564
Coherent, Inc.	*	1,348	46,236
Corning, Inc.		52,776	852,332
CTS Corp.		1,580	14,599

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Daktronics, Inc.	†	927	$6,953
Dolby Laboratories, Inc., Class A	*†	1,370	85,885
DTS, Inc.	*	755	24,817
Echelon Corp.	*†	1,769	12,967
Electro Rent Corp.		950	12,151
Electro Scientific Industries, Inc.	*	1,421	18,985
Electro-Sensors, Inc.		2,581	10,169
FARO Technologies, Inc.	*	453	8,476
FLIR Systems, Inc.	*	5,608	163,137
Frequency Electronics, Inc.	*	821	3,818
Gerber Scientific, Inc.	*†	1,608	8,603
ID Systems, Inc.	*	2,016	5,342
Ingram Micro, Inc., Class A	*	1,030	15,646
Insight Enterprises, Inc.	*	2,054	27,031
Iteris, Inc.	*	4,263	5,755
Itron, Inc.	*	955	59,038
Jabil Circuit, Inc.		8,287	110,217
L-1 Identity Solutions, Inc.	*	1,637	13,407
Lightpath Technologies, Inc., Class A	*	1,526	2,426
Littelfuse, Inc.	*†	909	28,734
LRAD Corp.	*†	3,686	4,608
Maxwell Technologies, Inc.	*†	370	4,218
Mercury Computer Systems, Inc.	*	963	11,296
Mesa Laboratories, Inc.		1,200	28,824
Methode Electronics, Inc.		1,383	13,470
Molex, Inc.	†	5,599	102,126
MTS Systems Corp.		1,342	38,918
National Instruments Corp.		3,414	108,497
Newport Corp.	*†	1,614	14,623
NU Horizons Electronics Corp.	*	1,207	3,693
OI Corp.		1,600	12,360
OSI Systems, Inc.	*	867	24,077
Park Electrochemical Corp.		1,086	26,509
PC Connection, Inc.	*	854	5,175
Planar Systems, Inc.	*	785	1,342
Plexus Corp.	*	1,884	50,378
Power-One, Inc.	*†	3,459	23,348
Radisys Corp.	*	961	9,149
Research Frontiers, Inc.	*†	752	3,324
Rofin-Sinar Technologies, Inc.	*†	2,200	45,804
Rogers Corp.	*†	803	22,299
Sanmina-SCI Corp.	*	3,577	48,683
ScanSource, Inc.	*	1,126	28,071
Sigmatron International, Inc.	*	282	1,495
Spectrum Control, Inc.	*	1,195	16,706
SYNNEX Corp.	*†	104	2,664
Tech Data Corp.	*	2,057	73,270
Technitrol, Inc.		1,866	5,897
Trans-Lux Corp.	*	866	528
Trimble Navigation Ltd.	*†	4,318	120,904
TTM Technologies, Inc.	*	1,639	15,571
Universal Display Corp.	*†	1,350	24,273
Vishay Intertechnology, Inc.	*	6,172	47,771
X-Rite, Inc.	*†	1,890	6,974
Zygo Corp.	*	967	7,842
			3,531,783

Energy Equipment & Services—1.7%
Atwood Oceanics, Inc.	*	1,298	33,125
Baker Hughes, Inc.		11,493	477,764
Basic Energy Services, Inc.	*	1,600	12,320
Bristow Group, Inc.	*†	982	28,871
Cal Dive International, Inc.	*	4,816	28,174
Cameron International Corp.	*	9,319	303,054
CARBO Ceramics, Inc.	†	1,137	82,080
Complete Production Services, Inc.	*	1,200	17,160
Dawson Geophysical Co.	*	924	19,653
Diamond Offshore Drilling, Inc.	†	1,577	98,074
Dresser-Rand Group, Inc.	*	2,924	92,252
Dril-Quip, Inc.	*	880	38,738
Exterran Holdings, Inc.	*†	2,465	63,622
FMC Technologies, Inc.	*	5,390	283,837
Global Industries Ltd.	*	2,539	11,400
Gulfmark Offshore, Inc., Class A	*	1,000	26,200
Halliburton Co.		34,838	855,273
Helix Energy Solutions Group, Inc.	*	3,853	41,497
Helmerich & Payne, Inc.		3,926	143,377
Hercules Offshore, Inc.	*	5,226	12,699
Hornbeck Offshore Services, Inc.	*	1,800	26,280
ION Geophysical Corp.	*	2,427	8,446
Key Energy Services, Inc.	*†	5,220	47,920
Lufkin Industries, Inc.		2,000	77,980
Matrix Service Co.	*	468	4,357
Mitcham Industries, Inc.	*	1,100	7,425
Nabors Industries Ltd. (Bermuda)	*	10,988	193,609
National Oilwell Varco, Inc.		16,517	546,217
Newpark Resources, Inc.	*	3,484	21,078
Oceaneering International, Inc.	*	2,232	100,217
Oil States International, Inc.	*	2,026	80,189
OYO Geospace Corp.	*	550	26,664
Parker Drilling Co.	*	3,755	14,832
Patterson-UTI Energy, Inc.		6,712	86,383
PHI, Inc.	*	774	10,906
Pioneer Drilling Co.	*	2,700	15,309
Pride International, Inc.	*	5,416	120,993
Rowan Cos., Inc.	*	3,918	85,961
Schlumberger Ltd.		47,220	2,613,155
SEACOR Holdings, Inc.	*	713	50,381
Smith International, Inc.		8,871	333,993
Superior Energy Services, Inc.	*	2,900	54,143
T-3 Energy Services, Inc.	*†	972	27,119
Tesco Corp. (Canada)	*	3,185	39,112
Tetra Technologies, Inc.	*	2,352	21,356
Tidewater, Inc.		78	3,020
Unit Corp.	*†	1,702	69,084
			7,355,299

Food & Staples Retailing—2.2%
Andersons, Inc. (The)		700	22,813
Arden Group, Inc., Class A		260	22,846
BJ’s Wholesale Club, Inc.	*	2,859	105,812
Casey’s General Stores, Inc.		1,608	56,119
Costco Wholesale Corp.		14,385	788,729
CVS Caremark Corp.		56,963	1,670,155
Great Atlantic & Pacific Tea Co.	*†	123	480
Kroger Co. (The)		18,050	355,404
Nash Finch Co.		674	23,024
Pantry, Inc. (The)	*†	1,200	16,932
Rite Aid Corp.	*†	25,982	25,462
Ruddick Corp.	†	1,967	60,957
Safeway, Inc.		9,218	181,226
SUPERVALU, Inc.		8,154	88,389
Sysco Corp.		22,511	643,139

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
United Natural Foods, Inc.	*	1,912	$57,131
Walgreen Co.		37,871	1,011,156
Wal-Mart Stores, Inc.		81,172	3,901,938
Weis Markets, Inc.		382	12,572
Whole Foods Market, Inc.	*	5,036	181,397
Winn-Dixie Stores, Inc.	*†	3,309	31,899
			9,257,580

Food Products—1.8%
American Italian Pasta Co., Class A	*	969	51,231
Archer-Daniels-Midland Co.		23,265	600,702
Bridgford Foods Corp.		559	7,826
Bunge Ltd.	†	4,700	231,193
Campbell Soup Co.		9,126	326,985
Chiquita Brands International, Inc.	*	2,150	26,122
ConAgra Foods, Inc.		17,187	400,801
Corn Products International, Inc.		3,164	95,869
Darling International, Inc.	*	3,150	23,656
Dean Foods Co.	*	6,281	63,250
Del Monte Foods Co.		8,204	118,056
Farmer Bros. Co.		930	14,034
Flowers Foods, Inc.		4,140	101,140
Fresh Del Monte Produce, Inc. (Cayman Islands)	*	567	11,476
General Mills, Inc.		20,948	744,073
Green Mountain Coffee Roasters, Inc.	*†	6,747	173,398
Griffin Land & Nurseries, Inc.		650	16,510
H.J. Heinz Co.		10,532	455,193
Hain Celestial Group, Inc. (The)	*	1,426	28,762
Hershey Co. (The)		6,420	307,711
Hormel Foods Corp.		3,195	129,334
Inventure Foods, Inc.	*	5,272	16,132
J&J Snack Foods Corp.	†	761	32,038
J.M. Smucker Co. (The)		4,592	276,530
Kellogg Co.		8,614	433,284
Kraft Foods, Inc., Class A		60,483	1,693,524
Lancaster Colony Corp.	†	1,389	74,117
Lance, Inc.	†	1,370	22,591
McCormick & Co., Inc.	†	4,101	155,674
Mead Johnson Nutrition Co.		3,068	153,768
Ralcorp Holdings, Inc.	*	2,312	126,698
Sanderson Farms, Inc.		864	43,839
Sara Lee Corp.		29,377	414,216
Smithfield Foods, Inc.	*†	4,682	69,762
Tootsie Roll Industries, Inc.	†	624	14,767
TreeHouse Foods, Inc.	*	1,256	57,349
Tyson Foods, Inc., Class A		10,231	167,686
			7,679,297

Gas Utilities—0.4%
AGL Resources, Inc.		2,166	77,586
Atmos Energy Corp.		2,732	73,873
Chesapeake Utilities Corp.	†	949	29,799
Delta Natural Gas Co., Inc.		380	11,115
Energen Corp.		2,644	117,209
EQT Corp.		5,288	191,108
Laclede Group, Inc. (The)		1,025	33,958
National Fuel Gas Co.		3,639	166,957
New Jersey Resources Corp.	†	1,681	59,171
Nicor, Inc.	†	1,828	74,034
Northwest Natural Gas Co.	†	1,183	51,543
Oneok, Inc.		3,908	169,021
Piedmont Natural Gas Co., Inc.	†	2,740	69,322
Questar Corp.		7,412	337,172
South Jersey Industries, Inc.	†	2,014	86,521
Southwest Gas Corp.	†	1,252	36,934
UGI Corp.		2,720	69,197
WGL Holdings, Inc.		2,315	78,780
			1,733,300

Health Care Equipment & Supplies—1.9%
Abaxis, Inc.	*†	749	16,051
ABIOMED, Inc.	*†	886	8,576
Align Technology, Inc.	*	2,449	36,417
American Medical Systems Holdings, Inc.	*	3,000	66,360
Analogic Corp.	†	593	26,987
Baxter International, Inc.		21,848	887,903
Beckman Coulter, Inc.		2,512	151,448
Becton Dickinson and Co.		7,446	503,499
Biolase Technology, Inc.	*†	765	1,132
Boston Scientific Corp.	*	53,540	310,532
C.R. Bard, Inc.		3,904	302,677
CareFusion Corp.	*	6,833	155,109
Cerus Corp.	*†	1,010	3,192
Conceptus, Inc.	*	1,047	16,312
Conmed Corp.	*	1,362	25,374
Cooper Cos., Inc. (The)	†	1,627	64,738
CryoLife, Inc.	*	937	5,050
Cyberonics, Inc.	*	956	22,638
DENTSPLY International, Inc.	†	5,668	169,530
Edwards Lifesciences Corp.	*	5,150	288,503
ev3, Inc.	*	785	17,592
Gen-Probe, Inc.	*	1,849	83,982
Greatbatch, Inc.	*	942	21,016
Haemonetics Corp.	*†	1,157	61,923
HealthTronics, Inc.	*	2,529	12,215
Hill-Rom Holdings, Inc.		1,576	47,958
Hologic, Inc.	*	9,792	136,403
Hospira, Inc.	*	6,367	365,784
ICU Medical, Inc.	*†	605	19,463
IDEXX Laboratories, Inc.	*†	1,985	120,887
Immucor, Inc.	*†	1,828	34,823
Integra LifeSciences Holdings Corp.	*	1,190	44,030
Intuitive Surgical, Inc.	*	1,260	397,681
Invacare Corp.	†	1,333	27,646
Inverness Medical Innovations, Inc.	*	3,011	80,273
Kensey Nash Corp.	*†	866	20,533
Kinetic Concepts, Inc.	*	2,200	80,322
Masimo Corp.		1,500	35,715
Medtronic, Inc.		40,332	1,462,842
Meridian Bioscience, Inc.	†	1,158	19,686
Merit Medical Systems, Inc.	*	2,519	40,480
NuVasive, Inc.	*†	990	35,105
OraSure Technologies, Inc.	*	1,687	7,811
Osteotech, Inc.	*	1,498	4,749
Palomar Medical Technologies, Inc.	*†	1,116	12,488
ResMed, Inc.	*	3,034	184,498
RTI Biologics, Inc.	*	807	2,365
Somanetics Corp.	*	1,352	33,732
SonoSite, Inc.	*	1,012	27,435
Spectranetics Corp.	*	1,045	5,413
St. Jude Medical, Inc.	*	11,448	413,158
Staar Surgical Co.	*	848	4,851
STERIS Corp.		2,777	86,309

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Stryker Corp.		6,305	$315,628
SurModics, Inc.	*†	675	11,077
Synovis Life Technologies, Inc.	*	346	5,287
Teleflex, Inc.		1,322	71,758
Theragenics Corp.	*	1,492	1,716
ThermoGenesis Corp.	*	4,316	2,115
Thoratec Corp.	*†	2,306	98,535
Urologix, Inc.	*†	1,050	1,134
Varian Medical Systems, Inc.	*	5,512	288,167
Volcano Corp.	*†	1,970	42,985
West Pharmaceutical Services, Inc.	†	1,704	62,179
Wright Medical Group, Inc.	*†	1,309	21,743
Young Innovations, Inc.	†	677	19,058
Zimmer Holdings, Inc.	*	6,941	375,161
Zoll Medical Corp.	*	850	23,035
			8,350,774

Health Care Providers & Services—2.2%
Aetna, Inc.		13,625	359,427
Alliance HealthCare Services, Inc.	*	1,429	5,773
Almost Family, Inc.	*	422	14,740
Amedisys, Inc.	*†	1,698	74,661
AMERIGROUP Corp.	*	1,950	63,336
AmerisourceBergen Corp.		11,686	371,030
AMN Healthcare Services, Inc.	*†	1,507	11,272
Amsurg Corp.	*	1,423	25,358
BioScrip, Inc.	*†	1,095	5,738
Brookdale Senior Living, Inc.	*	2,200	33,000
Cardinal Health, Inc.		13,667	459,348
CardioNet, Inc.	*	1,151	6,307
Catalyst Health Solutions, Inc.	*	1,864	64,308
Centene Corp.	*†	1,972	42,398
Chemed Corp.	†	1,162	63,492
Chindex International, Inc.	*	822	10,300
CIGNA Corp.		7,259	225,465
Clarient, Inc.	*	3,308	10,189
Community Health Systems, Inc.	*	4,282	144,774
Coventry Health Care, Inc.	*	6,568	116,122
Cross Country Healthcare, Inc.	*†	1,339	12,038
DaVita, Inc.	*	3,507	218,977
Express Scripts, Inc.	*	19,380	911,248
Gentiva Health Services, Inc.	*†	1,474	39,813
Hanger Orthopedic Group, Inc.	*†	1,083	19,451
Health Management Associates, Inc., Class A	*	9,953	77,335
Health Net, Inc.	*	3,209	78,203
Healthspring, Inc.	*	2,400	37,224
Healthways, Inc.	*	1,362	16,235
Henry Schein, Inc.	*	3,652	200,495
HMS Holdings Corp.	*†	1,410	76,450
Humana, Inc.	*	4,622	211,087
inVentiv Health, Inc.	*	2,100	53,760
Kindred Healthcare, Inc.	*†	1,800	23,112
Laboratory Corp. of America Holdings	*	4,321	325,587
Landauer, Inc.		598	36,406
LCA-Vision, Inc.	*	616	3,413
LifePoint Hospitals, Inc.	*	2,149	67,479
Lincare Holdings, Inc.	*	3,194	103,821
Magellan Health Services, Inc.	*	1,400	50,848
McKesson Corp.		9,930	666,899
Medco Health Solutions, Inc.	*	15,887	875,056
Mednax, Inc.	*†	2,182	121,341
National Healthcare Corp.		431	14,852
National Research Corp.		1,250	30,137
NovaMed, Inc.	*	416	3,453
Odyssey HealthCare, Inc.	*	1,593	42,565
Omnicare, Inc.		4,277	101,365
Owens & Minor, Inc.		2,434	69,077
Patterson Cos., Inc.		5,546	158,227
PDI, Inc.	*	703	5,821
PharMerica Corp.	*	1,365	20,011
PSS World Medical, Inc.	*†	3,574	75,590
Psychemedics Corp.		302	2,458
Psychiatric Solutions, Inc.	*	2,662	87,101
Quest Diagnostics, Inc.		3,899	194,053
RehabCare Group, Inc.	*†	739	16,095
Res-Care, Inc.	*†	1,222	11,805
Sun Healthcare Group, Inc.	*†	2,084	16,839
Sunrise Senior Living, Inc.	*	1,950	5,421
Tenet Healthcare Corp.	*	19,289	83,714
U.S. Physical Therapy, Inc.	*	1,300	21,944
United American Healthcare Corp.	*	4,251	2,721
UnitedHealth Group, Inc.		42,411	1,204,472
Universal American Corp.	*	1,812	26,093
Universal Health Services, Inc., Class B		2,466	94,078
VCA Antech, Inc.	*†	3,442	85,224
WellCare Health Plans, Inc.	*	1,500	35,610
WellPoint, Inc.	*	13,209	646,316
			9,388,358

Health Care Technology—0.1%
Allscripts-Misys Healthcare Solutions, Inc.	*	2,300	37,030
Cerner Corp.	*†	3,044	231,009
Eclipsys Corp.	*	1,846	32,933
Mediware Information Systems, Inc.	*	1,088	9,792
Omnicell, Inc.	*	783	9,153
Phase Forward, Inc.	*	2,151	35,879
Quality Systems, Inc.	†	768	44,536
			400,332

Hotels, Restaurants & Leisure—1.8%
Ambassadors International, Inc.	*	523	246
Ameristar Casinos, Inc.		300	4,518
Bally Technologies, Inc.	*	1,971	63,841
Biglari Holdings, Inc.	*	63	18,075
Bob Evans Farms, Inc.	†	1,465	36,068
Boyd Gaming Corp.	*†	2,619	22,235
Brinker International, Inc.		5,167	74,715
Buffalo Wild Wings, Inc.	*	867	31,715
Burger King Holdings, Inc.		1,700	28,628
California Pizza Kitchen, Inc.	*	1,455	22,043
Carnival Corp.		13,445	406,577
CEC Entertainment, Inc.	*†	1,614	56,910
Cheesecake Factory, Inc. (The)	*	3,444	76,663
Chipotle Mexican Grill, Inc.	*	1,386	189,619
Choice Hotels International, Inc.	†	1,616	48,819
Churchill Downs, Inc.		638	20,926
CKE Restaurants, Inc.		1,945	24,371
Cracker Barrel Old Country Store, Inc.	†	2,120	98,707
Darden Restaurants, Inc.		5,104	198,290
DineEquity, Inc.	*†	1,079	30,126

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Dover Downs Gaming & Entertainment, Inc.		1,710	$4,942
Dover Motorsports, Inc.	*	1,645	2,994
Empire Resorts, Inc.	*	582	949
Gaylord Entertainment Co.	*†	1,772	39,144
International Game Technology		13,402	210,411
International Speedway Corp., Class A		1,190	30,654
Interval Leisure Group, Inc.	*	1,886	23,481
Isle of Capri Casinos, Inc.	*	1,250	11,575
Jack in the Box, Inc.	*	2,874	55,899
Krispy Kreme Doughnuts, Inc.	*†	2,573	8,671
Landry’s Restaurants, Inc.	*	1,253	30,648
Las Vegas Sands Corp.	*†	12,301	272,344
Life Time Fitness, Inc.	*†	1,774	56,396
Marcus Corp.		1,505	14,237
Marriott International, Inc., Class A		10,755	322,005
McDonald’s Corp.		38,435	2,531,713
MGM Resorts International	*†	4,792	46,195
Morgans Hotel Group Co.	*†	2,300	14,168
Morton’s Restaurant Group, Inc.	*	2,200	11,396
Multimedia Games, Inc.	*	1,202	5,409
O’Charleys, Inc.	*	1,091	5,782
Orient-Express Hotels Ltd., Class A (Bermuda)	*	1,577	11,670
P.F. Chang’s China Bistro, Inc.		1,089	43,179
Panera Bread Co., Class A	*	1,250	94,113
Papa John’s International, Inc.	*	1,610	37,223
Peet’s Coffee & Tea, Inc.	*	637	25,015
Penn National Gaming, Inc.	*	2,586	59,737
Pinnacle Entertainment, Inc.	*	1,629	15,410
Red Robin Gourmet Burgers, Inc.	*†	692	11,875
Royal Caribbean Cruises Ltd.	*†	4,300	97,911
Ruby Tuesday, Inc.	*	2,816	23,936
Scientific Games Corp., Class A	*	2,517	23,156
Shuffle Master, Inc.	*	1,527	12,231
Sonic Corp.	*	3,730	28,908
Speedway Motorsports, Inc.		149	2,020
Starbucks Corp.		17,948	436,136
Starwood Hotels & Resorts Worldwide, Inc.		7,939	328,913
Texas Roadhouse, Inc.	*	3,070	38,743
Vail Resorts, Inc.	*	1,491	52,051
Wendy’s/Arby’s Group, Inc., Class A		25,109	100,436
WMS Industries, Inc.	*†	564	22,137
Wyndham Worldwide Corp.		8,848	178,199
Wynn Resorts Ltd.		2,554	194,794
Yum! Brands, Inc.		14,107	550,737
			7,540,635

Household Durables—0.4%
American Greetings Corp., Class A		2,760	51,778
Bassett Furniture Industries, Inc.	*	1,139	4,875
Beazer Homes USA, Inc.	*†	1,494	5,423
Blyth, Inc.		460	15,672
Brookfield Homes Corp.	*†	1,218	8,209
D.R. Horton, Inc.		3,903	38,366
Ethan Allen Interiors, Inc.		1,551	21,698
Fortune Brands, Inc.		1,947	76,283
Furniture Brands International, Inc.	*	2,341	12,220
Harman International Industries, Inc.	*	2,728	81,540
Helen of Troy Ltd. (Bermuda)	*†	1,333	29,406
Hovnanian Enterprises, Inc., Class A	*†	1,478	5,439
Jarden Corp.		2,055	55,218
KB Home		3,248	35,728
Kid Brands, Inc.	*	1,156	8,127
La-Z-Boy, Inc.	*†	2,404	17,862
Leggett & Platt, Inc.		2,928	58,736
Lennar Corp., Class A	†	5,675	78,939
M/I Homes, Inc.	*	610	5,880
MDC Holdings, Inc.		1,091	29,402
Meritage Homes Corp.	*	1,300	21,164
Mohawk Industries, Inc.	*	2,460	112,570
National Presto Industries, Inc.		535	49,680
Newell Rubbermaid, Inc.		3,792	55,515
NVR, Inc.	*	262	171,618
Palm Harbor Homes, Inc.	*†	1,181	2,102
Pulte Group, Inc.	*	13,539	112,103
Ryland Group, Inc.	†	1,852	29,299
Skyline Corp.	†	720	12,967
Standard Pacific Corp.	*†	2,568	8,551
Stanley Black & Decker, Inc.		1,674	84,570
Tempur-Pedic International, Inc.	*	1,346	41,390
Toll Brothers, Inc.	*	4,132	67,600
Tupperware Brands Corp.		2,427	96,716
Universal Electronics, Inc.	*†	639	10,627
Whirlpool Corp.		1,858	163,170
			1,680,443

Household Products—2.3%
Central Garden and Pet Co., Class A	*	1,230	11,033
Church & Dwight Co., Inc.		2,569	161,102
Clorox Co.		4,503	279,906
Colgate-Palmolive Co.		18,285	1,440,126
Energizer Holdings, Inc.	*	1,856	93,320
Kimberly-Clark Corp.		13,682	829,540
Procter & Gamble Co. (The)		114,487	6,866,930
WD-40 Co.		949	31,697
			9,713,654

Independent Power Producers & Energy Traders—0.2%
AES Corp. (The)	*	26,935	248,879
Calpine Corp.	*	16,000	203,520
Constellation Energy Group, Inc.		7,434	239,746
Dynegy, Inc.	*	3,130	12,051
Mirant Corp.	*	1,385	14,626
NRG Energy, Inc.	*	8,000	169,680
RRI Energy, Inc.	*	11,470	43,471
			931,973

Industrial Conglomerates—2.0%
3M Co.		24,724	1,952,949
Carlisle Cos., Inc.	†	2,452	88,591
General Electric Co.		417,678	6,022,917
McDermott International, Inc.	*	8,276	179,258
Otter Tail Corp.		1,095	21,166
Seaboard Corp.	†	18	27,180
Standex International Corp.		724	18,353
Textron, Inc.		8,214	139,392

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Tredegar Corp.	†	1,606	$26,210
United Capital Corp.	*	690	16,843
			8,492,859

Insurance—4.2%
Aflac, Inc.		19,465	830,572
Alleghany Corp.	*	154	45,168
Allied World Assurance Co. Holdings Ltd. (Bermuda)		1,889	85,723
Allstate Corp. (The)		18,288	525,414
Alterra Capital Holdings Ltd. (Bermuda)	†	1,915	35,964
Ambac Financial Group, Inc.	*†	11,209	7,510
American Equity Investment Life Holding Co.		4,302	44,397
American Financial Group, Inc.		2,657	72,589
American Independence Corp.	*	430	2,193
American International Group, Inc.	*†	5,515	189,937
American National Insurance Co.		945	76,517
American Physicians Capital, Inc.		1,720	53,062
AON Corp.		5,541	205,682
Arch Capital Group Ltd. (Bermuda)	*	1,428	106,386
Argo Group International Holdings Ltd. (Bermuda)		899	27,500
Arthur J. Gallagher & Co.		3,230	78,747
Aspen Insurance Holdings Ltd. (Bermuda)		3,512	86,887
Assurant, Inc.		4,146	143,866
Assured Guaranty Ltd. (Bermuda)		2,359	31,304
Axis Capital Holdings Ltd. (Bermuda)		5,691	169,137
Baldwin & Lyons, Inc., Class B	†	945	19,854
Berkshire Hathaway, Inc., Class B	*	69,393	5,529,928
Brown & Brown, Inc.	†	5,036	96,389
Chubb Corp.		11,106	555,411
Cincinnati Financial Corp.		6,036	156,151
CNA Financial Corp.	*†	1,422	36,346
CNA Surety Corp.	*†	1,486	23,880
CNO Financial Group, Inc.	*†	6,600	32,670
Crawford & Co., Class B	*†	1,891	5,976
Delphi Financial Group, Inc., Class A	†	1,945	47,477
EMC Insurance Group, Inc.	†	341	7,478
Employers Holdings, Inc.		2,770	40,802
Endurance Specialty Holdings Ltd. (Bermuda)	†	2,698	101,256
Erie Indemnity Co., Class A		1,023	46,547
Everest Re Group Ltd. (Bermuda)		2,468	174,537
FBL Financial Group, Inc., Class A		1,275	26,775
Fidelity National Financial, Inc., Class A		8,236	106,986
First American Financial Corp.		3,159	40,056
Genworth Financial, Inc., Class A	*	16,181	211,486
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*†	1,797	45,266
Hanover Insurance Group, Inc. (The)	†	2,346	102,051
Harleysville Group, Inc.	†	1,351	41,922
Hartford Financial Services Group, Inc.		12,354	273,394
HCC Insurance Holdings, Inc.		3,999	99,015
Hilltop Holdings, Inc.	*†	1,180	11,812
Horace Mann Educators Corp.		2,000	30,600
Independence Holding Co.	†	961	5,737
Infinity Property & Casualty Corp.		810	37,406
Kansas City Life Insurance Co.		902	26,672
Lincoln National Corp.		10,899	264,737
Loews Corp.		7,988	266,080
Markel Corp.	*	412	140,080
Marsh & McLennan Cos., Inc.		15,676	353,494
MBIA, Inc.	*†	8,742	49,043
Mercury General Corp.		1,109	45,957
MetLife, Inc.		33,424	1,262,090
Montpelier Re Holdings Ltd. (Bermuda)		3,734	55,749
National Financial Partners Corp.	*	1,495	14,606
Navigators Group, Inc. (The)	*†	938	38,580
Old Republic International Corp.	†	9,191	111,487
PartnerRe Ltd. (Bermuda)		2,300	161,322
Phoenix Cos., Inc. (The)	*†	4,217	8,898
Platinum Underwriters Holdings Ltd. (Bermuda)		2,734	99,217
PMA Capital Corp., Class A	*	1,826	11,960
Presidential Life Corp.	†	1,144	10,410
Principal Financial Group, Inc.		10,891	255,285
ProAssurance Corp.	*†	1,647	93,484
Progressive Corp. (The)		24,774	463,769
Protective Life Corp.		3,130	66,951
Prudential Financial, Inc.		17,746	952,250
Reinsurance Group of America, Inc.		1,440	65,822
RenaissanceRe Holdings Ltd. (Bermuda)		2,900	163,183
RLI Corp.	†	1,164	61,122
Safety Insurance Group, Inc.	†	850	31,467
Selective Insurance Group, Inc.		2,122	31,533
StanCorp Financial Group, Inc.		2,460	99,728
State Auto Financial Corp.	†	488	7,569
Stewart Information Services Corp.		1,239	11,176
Torchmark Corp.	†	3,623	179,375
Tower Group, Inc.		1,736	37,376
Transatlantic Holdings, Inc.		1,167	55,969
Travelers Cos., Inc. (The)		16,353	805,385
United Fire & Casualty Co.		1,250	24,775
Unitrin, Inc.		1,906	48,794
Unum Group		11,647	252,740
Validus Holdings Ltd. (Bermuda)		3,553	86,764
W.R. Berkley Corp.		2,501	66,176
Wesco Financial Corp.		187	60,438
White Mountains Insurance Group Ltd.		300	97,260
XL Capital Ltd., Class A (Bermuda)		11,995	192,040
			17,856,576

Internet & Catalog Retail—0.5%
1-800-Flowers.com, Inc., Class A	*	793	1,634
Amazon.com, Inc.	*	14,373	1,570,394

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
dELiA*s, Inc.	*	925	$1,360
Drugstore.Com, Inc.	*	3,800	11,704
Expedia, Inc.		7,176	134,765
Hollywood Media Corp.	*	1,494	1,763
HSN, Inc.	*	1,886	45,264
Liberty Media Corp. - Interactive, Series A	*	19,760	207,480
NetFlix, Inc.	*†	679	73,773
Overstock.com, Inc.	*†	770	13,914
priceline.com, Inc.	*	1,548	273,284
Valuevision Media, Inc., Class A	*	1,741	3,081
			2,338,416

Internet Software & Services—1.6%
Akamai Technologies, Inc.	*	5,664	229,788
AOL, Inc.	*	3,989	82,931
Art Technology Group, Inc.	*†	8,333	28,499
Autobytel, Inc.	*	1,384	1,578
DealerTrack Holdings, Inc.	*	1,800	29,610
Digital River, Inc.	*	1,627	38,902
Earthlink, Inc.	†	5,814	46,279
eBay, Inc.	*	47,283	927,220
Equinix, Inc.	*†	1,323	107,454
Google, Inc., Class A	*	9,172	4,081,081
GSI Commerce, Inc.	*	1,469	42,307
IAC/InterActiveCorp	*	4,715	103,589
Infospace, Inc.	*	1,323	9,949
Internap Network Services Corp.	*†	1,297	5,408
j2 Global Communications, Inc.	*†	1,614	35,250
Keynote Systems, Inc.		1,400	12,628
Knot, Inc. (The)	*†	2,304	17,925
LivePerson, Inc.	*	3,333	22,864
Looksmart Ltd.	*	500	590
ModusLink Global Solutions, Inc.	*	1,007	6,072
Monster Worldwide, Inc.	*	4,681	54,534
Move, Inc.	*	7,362	15,092
NaviSite, Inc.	*	3,725	9,797
NIC, Inc.		2,450	15,705
Openwave Systems, Inc.	*	2,570	5,217
RealNetworks, Inc.	*	5,844	19,285
Saba Software, Inc.	*	1,576	8,116
SAVVIS, Inc.	*	408	6,018
Stamps.com, Inc.	*	1,050	10,763
support.com, Inc.	*	1,562	6,498
United Online, Inc.	†	2,509	14,452
ValueClick, Inc.	*†	4,058	43,380
VeriSign, Inc.	*†	8,080	214,524
Vertro, Inc.	*	990	490
Web.com Group, Inc.	*†	308	1,106
WebMD Health Corp.	*	2,424	112,546
WebMediaBrands, Inc.	*	1,450	1,305
Yahoo! Inc.	*	43,481	601,342
Zix Corp.	*†	1,015	2,294
			6,972,388

IT Services—2.9%
Acxiom Corp.	*	3,451	50,695
Alliance Data Systems Corp.	*†	1,955	116,362
Automatic Data Processing, Inc.		14,331	576,966
Broadridge Financial Solutions, Inc.		5,748	109,499
CACI International, Inc., Class A	*	1,198	50,891
Ciber, Inc.	*	2,444	6,770
Cognizant Technology Solutions Corp., Class A	*	10,752	538,245
Computer Sciences Corp.		3,563	161,226
Convergys Corp.	*†	5,933	58,203
CoreLogic, Inc.		3,159	55,788
CSG Systems International, Inc.	*†	2,153	39,464
Cybersource Corp.	*	2,776	70,871
DST Systems, Inc.		2,518	91,001
Edgewater Technology, Inc.	*	1,533	4,430
Euronet Worldwide, Inc.	*	1,056	13,506
Fidelity National Information Services, Inc.		11,953	320,579
Fiserv, Inc.	*	6,994	319,346
Forrester Research, Inc.	*	963	29,140
Gartner, Inc., Class A	*	1,179	27,412
Global Payments, Inc.		3,238	118,317
Hackett Group, Inc. (The)	*†	1,140	3,203
Hewitt Associates, Inc., Class A	*	2,317	79,844
iGATE Corp.		1,397	17,910
infoGROUP, Inc.	*	1,708	13,630
Integral Systems, Inc.	*	1,010	6,413
International Business Machines Corp.		49,606	6,125,349
Lender Processing Services, Inc.		4,048	126,743
Lionbridge Technologies, Inc.	*	1,165	5,324
Management Network Group, Inc.	*	320	861
Mantech International Corp., Class A	*†	1,217	51,808
Mastech Holdings, Inc.	*	93	285
Mastercard, Inc., Class A		3,234	645,280
MAXIMUS, Inc.	†	1,052	60,879
MoneyGram International, Inc.	*	3,750	9,187
NeuStar, Inc., Class A	*	3,140	64,747
Online Resources Corp.	*	700	2,905
Paychex, Inc.		6,831	177,401
Pfsweb, Inc.	*†	1,209	3,458
SAIC, Inc.	*	8,529	142,775
Sapient Corp.		4,150	42,081
SRA International, Inc., Class A	*	1,664	32,731
StarTek, Inc.	*	994	3,877
Syntel, Inc.		1,554	52,758
TeleTech Holdings, Inc.	*	2,738	35,293
Total System Services, Inc.	†	6,935	94,316
Unisys Corp.	*	1,371	25,350
VeriFone Systems, Inc.	*†	2,645	50,070
Visa, Inc., Class A		16,917	1,196,878
Western Union Co. (The)		25,245	376,403
Wright Express Corp.	*	1,750	51,975
			12,258,445

Leisure Equipment & Products—0.1%
Arctic Cat, Inc.	*	1,857	16,917
Brunswick Corp.	†	3,797	47,197
Callaway Golf Co.	†	2,881	17,401
Eastman Kodak Co.	*†	11,893	51,616
Hasbro, Inc.		145	5,959
Jakks Pacific, Inc.	*	925	13,302
Leapfrog Enterprises, Inc.	*	1,261	5,069
Mattel, Inc.		8,487	179,585

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Nautilus, Inc.	*	1,359	$2,066
Polaris Industries, Inc.		1,858	101,484
Pool Corp.		2,434	53,353
RC2 Corp.	*	1,650	26,581
Steinway Musical Instruments, Inc.	*	683	12,151
Sturm Ruger & Co., Inc.	†	3,296	47,232
			579,913

Life Sciences Tools & Services—0.6%
Accelrys, Inc.	*	1,145	7,385
Affymetrix, Inc.	*†	2,525	14,898
Albany Molecular Research, Inc.	*	1,371	7,088
Bio-Rad Laboratories, Inc., Class A	*	623	53,883
Bruker Corp.	*	1,667	20,271
Caliper Life Sciences, Inc.	*	867	3,702
Cambrex Corp.	*†	1,258	3,963
Charles River Laboratories International, Inc.	*	2,755	94,249
Covance, Inc.	*	2,839	145,697
Dionex Corp.	*	1,031	76,768
Enzo Biochem, Inc.	*	1,353	5,507
eResearchTechnology, Inc.	*	2,056	16,201
Furiex Pharmaceuticals, Inc.	*	394	4,003
Illumina, Inc.	*†	4,535	197,409
Kendle International, Inc.	*	1,316	15,160
Life Technologies Corp.	*	7,474	353,146
Luminex Corp.	*	1,070	17,355
Mettler-Toledo International, Inc. (Switzerland)	*	913	101,918
Millipore Corp.	*	2,144	228,658
Parexel International Corp.	*	2,306	49,994
PerkinElmer, Inc.		5,266	108,848
Pharmaceutical Product Development, Inc.		4,736	120,342
Sequenom, Inc.	*†	614	3,629
Techne Corp.		1,736	99,733
Thermo Fisher Scientific, Inc.	*	16,050	787,253
Waters Corp.	*†	3,878	250,907
			2,787,967

Machinery—2.1%
3D Systems Corp.	*†	1,158	14,533
Actuant Corp., Class A	†	2,022	38,074
AGCO Corp.	*	3,068	82,744
Albany International Corp., Class A	†	1,437	23,265
American Railcar Industries, Inc.	*	1,200	14,496
Ampco-Pittsburgh Corp.		613	12,769
ArvinMeritor, Inc.	*	2,791	36,562
Astec Industries, Inc.	*†	821	22,766
Badger Meter, Inc.	†	1,134	43,874
Barnes Group, Inc.	†	2,018	33,075
Blount International, Inc.	*	1,532	15,734
Briggs & Stratton Corp.	†	1,822	31,010
Bucyrus International, Inc.	†	2,860	135,707
Caterpillar, Inc.		21,496	1,291,265
Chart Industries, Inc.	*	1,070	16,671
CIRCOR International, Inc.	†	711	18,187
CLARCOR, Inc.	†	2,354	83,614
Crane Co.		2,467	74,528
Cummins, Inc.		5,470	356,261
Danaher Corp.	†	16,000	593,920
Deere & Co.		15,887	884,588
Donaldson Co., Inc.		3,810	162,497
Dover Corp.		5,761	240,752
Eaton Corp.		5,791	378,963
EnPro Industries, Inc.	*†	981	27,615
ESCO Technologies, Inc.		1,222	31,467
Federal Signal Corp.		2,159	13,040
Flow International Corp.	*	2,200	5,192
Flowserve Corp.		2,375	201,400
Force Protection, Inc.	*	3,825	15,683
FreightCar America, Inc.		900	20,358
Gardner Denver, Inc.		1,836	81,867
Graco, Inc.		2,883	81,272
Harsco Corp.		3,646	85,681
Hurco Cos., Inc.	*	300	4,455
IDEX Corp.		3,304	94,395
Illinois Tool Works, Inc.		16,815	694,123
John Bean Technologies Corp.		1,164	17,751
Joy Global, Inc.		4,799	240,382
Kadant, Inc.	*	721	12,560
Kaydon Corp.		1,422	46,727
Kennametal, Inc.	†	3,196	81,274
Lincoln Electric Holdings, Inc.		1,877	95,708
Lindsay Corp.	†	808	25,606
Manitowoc Co., Inc. (The)	†	5,044	46,102
Middleby Corp.	*	984	52,339
Mueller Industries, Inc.		1,592	39,163
Mueller Water Products, Inc., Class A		3,000	11,130
NACCO Industries, Inc., Class A		309	27,427
Navistar International Corp.	*	2,436	119,851
Nordson Corp.		1,522	85,354
Oshkosh Corp.	*	2,868	89,367
PACCAR, Inc.		14,853	592,189
Pall Corp.		5,186	178,243
Parker Hannifin Corp.		6,039	334,923
Pentair, Inc.		3,618	116,500
Robbins & Myers, Inc.		1,736	37,741
Sauer-Danfoss, Inc.	*	1,531	18,709
Snap-On, Inc.		2,419	98,961
SPX Corp.		2,157	113,911
Tecumseh Products Co., Class A	*	712	7,917
Tennant Co.		1,280	43,290
Terex Corp.	*†	4,124	77,284
Timken Co.		3,702	96,215
Titan International, Inc.	†	1,356	13,519
Toro Co. (The)	†	1,020	50,102
Trinity Industries, Inc.	†	3,051	54,064
Valmont Industries, Inc.	†	1,162	84,431
Wabash National Corp.	*	1,395	9,918
WABCO Holdings, Inc.	*	2,354	74,104
Wabtec Corp.	†	1,737	69,289
Watts Water Technologies, Inc., Class A		1,225	35,109
			9,059,563

Marine—0.0%
Alexander & Baldwin, Inc.		1,466	43,657
American Commercial Lines, Inc.	*†	500	11,255
Eagle Bulk Shipping, Inc.	*	3,648	15,395
Excel Maritime Carriers Ltd. (Greece)	*†	2,810	14,387
Genco Shipping & Trading Ltd.	*†	2,042	30,610
Horizon Lines, Inc., Class A	†	2,035	8,608

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Kirby Corp.	*	2,358	$90,193
			214,105

Media—2.8%
A.H. Belo Corp., Class A	*	944	6,268
Alloy, Inc.	*	462	4,334
Arbitron, Inc.	†	1,298	33,268
Ascent Media Corp., Class A	*	545	13,767
Belo Corp., Class A	*	4,721	26,862
Cablevision Systems Corp., Class A		9,044	217,146
CBS Corp., Class B		25,719	332,547
CKX, Inc.	*†	1,800	8,982
Clear Channel Outdoor Holdings, Inc., Class A	*	2,500	21,700
Comcast Corp., Class A		96,846	1,682,215
Crown Media Holdings, Inc., Class A	*†	5,899	10,382
Cumulus Media, Inc., Class A	*†	2,174	5,805
DIRECTV, Class A	*	35,852	1,216,100
Discovery Communications, Inc., Class A	*†	5,451	194,655
Discovery Communications, Inc., Series C	*	303	9,372
DISH Network Corp., Class A		4,775	86,666
DreamWorks Animation SKG, Inc., Class A	*	1,300	37,115
E.W. Scripps Co., (The), Class A	*	1,204	8,946
EDCI Holdings, Inc.	*	214	768
Emmis Communications Corp., Class A	*	1,175	2,585
Entercom Communications Corp., Class A	*†	2,183	19,254
Entravision Communications Corp., Class A	*	2,852	6,018
Gannett Co., Inc.		7,301	98,271
Gray Television, Inc.	*	1,838	4,430
Harris Interactive, Inc.	*	2,730	2,894
Harte-Hanks, Inc.		3,119	32,594
Interactive Data Corp.		1,521	50,771
Interpublic Group of Cos., Inc. (The)	*	17,203	122,657
John Wiley & Sons, Inc., Class A		2,491	96,327
Journal Communications, Inc., Class A	*	3,900	15,483
Lamar Advertising Co., Class A	*	3,479	85,305
Lee Enterprises, Inc.	*†	1,973	5,071
Liberty Global, Inc., Series A	*†	2,989	77,684
Liberty Media Corp. - Capital, Series A	*	5,451	228,451
Liberty Media Corp. - Starz, Series A	*	2,180	113,011
LIN TV Corp., Class A	*	1,419	7,677
Live Nation Entertainment, Inc.	*	5,485	57,318
LodgeNet Interactive Corp.	*†	1,250	4,637
Madison Square Garden, Inc., Class A	*	2,261	44,474
McClatchy Co. (The), Class A	*†	2,444	8,896
McGraw-Hill Cos., Inc. (The)		9,601	270,172
Media General, Inc., Class A	*†	952	9,292
Mediacom Communications Corp., Class A	*	3,433	23,070
Meredith Corp.		2,083	64,844
National CineMedia, Inc.		2,226	37,085
New Frontier Media, Inc.	*	3,808	6,131
New York Times Co. (The), Class A	*	5,682	49,149
News Corp., Class A		77,119	922,343
Omnicom Group, Inc.		9,924	340,393
Playboy Enterprises, Inc., Class B	*	1,251	5,254
PRIMEDIA, Inc.		1,475	4,322
Radio Unica Communications Corp.	*‡d	1,900	—
RCN Corp.	*	2,597	38,462
Regal Entertainment Group, Class A		2,743	35,769
Salem Communications Corp., Class A	*	850	3,153
Scholastic Corp.	†	1,845	44,501
Scripps Networks Interactive, Inc., Class A		3,612	145,708
Sinclair Broadcast Group, Inc., Class A	*	2,049	11,946
Sirius XM Radio, Inc.	*†	88,505	84,035
Time Warner Cable, Inc.		11,285	587,723
Time Warner, Inc.		40,699	1,176,608
Valassis Communications, Inc.	*	2,236	70,926
Value Line, Inc.		573	10,394
Viacom, Inc., Class B		19,762	619,934
Virgin Media, Inc.		10,479	174,895
Walt Disney Co. (The)		69,837	2,199,865
Washington Post Co. (The), Class B		258	105,904
World Wrestling Entertainment, Inc., Class A	†	1,030	16,027
			12,058,611

Metals & Mining—1.1%
AK Steel Holding Corp.		5,009	59,707
Alcoa, Inc.		44,044	443,083
Allegheny Technologies, Inc.		3,350	148,036
AMCOL International Corp.		1,186	27,871
Brush Engineered Materials, Inc.	*	1,122	22,418
Carpenter Technology Corp.		1,882	61,786
Century Aluminum Co.	*	865	7,638
Cliffs Natural Resources, Inc.		4,072	192,036
Coeur d’Alene Mines Corp.	*	2,145	33,848
Commercial Metals Co.		4,080	53,938
Compass Minerals International, Inc.	†	1,915	134,586
Freeport-McMoRan Copper & Gold, Inc.		16,587	980,789
Hecla Mining Co.	*†	4,124	21,527
Newmont Mining Corp.		18,360	1,133,546
Nucor Corp.		10,963	419,664
Reliance Steel & Aluminum Co.		2,966	107,221
Rock of Ages Corp.	*	1,387	5,631
Royal Gold, Inc.		1,153	55,344
RTI International Metals, Inc.	*	1,363	32,862
Schnitzer Steel Industries, Inc., Class A		693	27,166
Southern Copper Corp.		8,700	230,898
Steel Dynamics, Inc.		8,080	106,575
Stillwater Mining Co.	*	3,727	43,308
Titanium Metals Corp.	*	5,344	94,001
United States Steel Corp.	†	5,607	216,150
Walter Energy, Inc.		1,840	111,964
Worthington Industries, Inc.		3,575	45,974
			4,817,567

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)

Multiline Retail—0.8%
99 Cents Only Stores	*	3,207	$47,464
Big Lots, Inc.	*	3,509	112,604
Dillard’s, Inc., Class A	†	3,454	74,261
Dollar Tree, Inc.	*	4,701	195,703
Family Dollar Stores, Inc.		3,743	141,074
Fred’s, Inc., Class A	†	1,781	19,698
J.C. Penney Co., Inc.		7,928	170,293
Kohl’s Corp.	*	10,240	486,400
Macy’s, Inc.		16,688	298,715
Nordstrom, Inc.		6,901	222,143
Retail Ventures, Inc.	*	1,372	10,729
Saks, Inc.	*†	5,811	44,105
Sears Holdings Corp.	*†	3,097	200,221
Target Corp.		24,202	1,190,012
Tuesday Morning Corp.	*	1,816	7,246
			3,220,668

Multi-Utilities—1.3%
Alliant Energy Corp.		4,491	142,544
Ameren Corp.		8,429	200,357
Avista Corp.		1,759	34,353
Black Hills Corp.		2,041	58,107
CenterPoint Energy, Inc.		12,705	167,198
CH Energy Group, Inc.		694	27,233
CMS Energy Corp.	†	6,681	97,877
Consolidated Edison, Inc.		10,967	472,678
Dominion Resources, Inc.		21,781	843,796
DTE Energy Co.	†	6,985	318,586
Integrys Energy Group, Inc.	†	2,691	117,704
MDU Resources Group, Inc.		7,657	138,056
NiSource, Inc.		10,893	157,949
NorthWestern Corp.	†	1,449	37,964
NSTAR	†	4,374	153,090
OGE Energy Corp.		3,358	122,768
PG&E Corp.		13,909	571,660
Public Service Enterprise Group, Inc.		16,262	509,488
SCANA Corp.		4,791	171,326
Sempra Energy		6,698	313,399
TECO Energy, Inc.		7,797	117,501
Vectren Corp.	†	3,706	87,684
Wisconsin Energy Corp.		4,564	231,577
Xcel Energy, Inc.		16,552	341,137
			5,434,032

Office Electronics—0.1%
Xerox Corp.		47,538	382,205
Zebra Technologies Corp., Class A	*†	2,988	75,806
			458,011

Oil, Gas & Consumable Fuels—8.2%
Adams Resources & Energy, Inc.		1,462	26,316
Alpha Natural Resources, Inc.	*	5,222	176,869
Anadarko Petroleum Corp.		19,446	701,806
Apache Corp.		12,618	1,062,309
Apco Oil and Gas International, Inc.	†	2,488	58,493
Arch Coal, Inc.		5,284	104,676
Arena Resources, Inc.	*	1,202	38,344
Atlas Energy, Inc.	*	2,578	69,786
ATP Oil & Gas Corp.	*†	685	7,254
Berry Petroleum Co., Class A	†	2,902	74,639
Blue Dolphin Energy Co.	*	3,650	1,314
BP Prudhoe Bay Royalty Trust		1,105	98,511
BPZ Resources, Inc.	*†	4,003	16,612
Cabot Oil & Gas Corp.		4,548	142,443
Callon Petroleum Co.	*†	779	4,908
Carrizo Oil & Gas, Inc.	*	1,800	27,954
Chesapeake Energy Corp.		24,112	505,146
Chevron Corp.		77,489	5,258,404
Cimarex Energy Co.		2,681	191,906
Clayton Williams Energy, Inc.	*	550	23,166
Comstock Resources, Inc.	*	1,735	48,094
Concho Resources, Inc.	*	1,982	109,664
ConocoPhillips		57,271	2,811,433
CONSOL Energy, Inc.		7,662	258,669
Contango Oil & Gas Co.	*	902	40,365
Continental Resources, Inc.	*	3,671	163,800
Cross Timbers Royalty Trust		575	19,981
Crosstex Energy, Inc.	*	2,100	13,461
CVR Energy, Inc.	*	5,235	39,367
Delta Petroleum Corp.	*†	2,709	2,330
Denbury Resources, Inc.	*	16,015	234,460
Devon Energy Corp.		13,194	803,778
DHT Holdings, Inc. (Jersey, Channel Islands)		4,173	16,066
El Paso Corp.		25,233	280,339
EOG Resources, Inc.		8,525	838,604
Evergreen Energy, Inc.	*	4,989	529
EXCO Resources, Inc.		8,720	127,399
Exxon Mobil Corp.		198,696	11,339,599
Forest Oil Corp.	*†	3,820	104,515
Frontier Oil Corp.		4,576	61,547
FX Energy, Inc.	*	3,496	12,656
General Maritime Corp.	†	2,541	15,348
GMX Resources, Inc.	*†	1,297	8,418
Goodrich Petroleum Corp.	*†	1,566	18,792
Hess Corp.		10,275	517,244
Holly Corp.	†	1,972	52,416
Hugoton Royalty Trust		1,669	31,678
International Coal Group, Inc.	*	4,900	18,865
James River Coal Co.	*	1,500	23,880
Marathon Oil Corp.		23,134	719,236
Mariner Energy, Inc.	*	3,261	70,046
Massey Energy Co.		3,053	83,500
McMoRan Exploration Co.	*†	2,961	32,897
Murphy Oil Corp.		5,804	287,588
Newfield Exploration Co.	*	5,246	256,320
Noble Energy, Inc.		4,966	299,599
Occidental Petroleum Corp.		31,203	2,407,311
Overseas Shipholding Group, Inc.		1,587	58,783
Patriot Coal Corp.	*	2,992	35,156
Peabody Energy Corp.		10,624	415,717
Penn Virginia Corp.		1,433	28,818
Petrohawk Energy Corp.	*	10,513	178,406
Petroleum Development Corp.	*	1,250	32,025
Petroquest Energy, Inc.	*†	3,346	22,619
Pioneer Natural Resources Co.		5,801	344,869
Plains Exploration & Production Co.	*	5,227	107,728
Quicksilver Resources, Inc.	*	3,960	43,560
Range Resources Corp.		5,516	221,467
Rentech, Inc.	*†	7,800	7,722
Rosetta Resources, Inc.	*†	3,400	67,354
SandRidge Energy, Inc.	*†	3,220	18,773
Ship Finance International Ltd. (Bermuda)	†	3,352	59,934
SM Energy Co.		2,262	90,842
Southern Union Co.		3,367	73,603

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Southwestern Energy Co.	*	12,344	$476,972
Spectra Energy Corp.		23,691	475,478
Stone Energy Corp.	*†	1,208	13,481
Sunoco, Inc.		5,446	189,357
Swift Energy Co.	*†	1,142	30,731
Syntroleum Corp.	*†	1,246	2,043
Teekay Corp. (Canada)		1,691	44,253
Tesoro Corp.	†	6,846	79,893
Ultra Petroleum Corp.	*	6,082	269,129
USEC, Inc.	*	7,347	34,972
Vaalco Energy, Inc.	*	3,800	21,280
Valero Energy Corp.		22,004	395,632
Verenium Corp.	*†	149	350
Warren Resources, Inc.	*	3,600	10,440
Western Refining, Inc.	*†	2,500	12,575
Whiting Petroleum Corp.	*	1,242	97,398
Williams Cos., Inc. (The)		24,207	442,504
World Fuel Services Corp.		1,920	49,805
			35,214,319

Paper & Forest Products—0.2%
Buckeye Technologies, Inc.	*	1,251	12,448
Clearwater Paper Corp.	*	462	25,299
Deltic Timber Corp.		724	30,263
Domtar Corp. (Canada)		1,388	68,220
International Paper Co.		14,370	325,193
Louisiana-Pacific Corp.	*	4,396	29,409
MeadWestvaco Corp.		6,398	142,036
Neenah Paper, Inc.	†	652	11,932
P.H. Glatfelter Co.		1,740	18,879
Schweitzer-Mauduit International, Inc.	†	724	36,526
Wausau Paper Corp.	*	1,903	12,883
Weyerhaeuser Co.		6,741	237,283
			950,371

Personal Products—0.2%
Alberto-Culver Co.		3,659	99,122
Avon Products, Inc.		14,351	380,302
Elizabeth Arden, Inc.	*	1,017	14,767
Estee Lauder Cos., Inc. (The), Class A		3,747	208,820
Herbalife Ltd. (Cayman Islands)		848	39,050
Medifast, Inc.	*†	734	19,018
NBTY, Inc.	*	2,664	90,603
Nu Skin Enterprises, Inc., Class A		3,018	75,239
USANA Health Sciences, Inc.	*	593	21,662
			948,583

Pharmaceuticals—5.3%
Abbott Laboratories		60,075	2,810,309
Adolor Corp.	*	1,927	2,100
Allergan, Inc.		12,063	702,790
AVANIR Pharmaceuticals, Inc., Class A	*	1,500	3,855
Bristol-Myers Squibb Co.		72,112	1,798,473
Columbia Laboratories, Inc.	*†	1,819	1,928
CPEX Pharmaceuticals, Inc.	*	71	1,882
Cypress Bioscience, Inc.	*†	1,560	3,588
Durect Corp.	*	1,900	4,617
Eli Lilly & Co.		32,239	1,080,007
Emisphere Technologies, Inc.	*†	772	2,424
Endo Pharmaceuticals Holdings, Inc.	*	4,151	90,575
Forest Laboratories, Inc.	*	9,208	252,575
Harbor BioSciences, Inc.	*	954	258
Heska Corp.	*	4,462	2,811
Hi-Tech Pharmacal Co., Inc.	*	862	19,748
Inspire Pharmaceuticals, Inc.	*†	1,369	6,831
Johnson & Johnson		107,282	6,336,075
King Pharmaceuticals, Inc.	*	10,009	75,968
KV Pharmaceutical Co., Class A	*†	2,179	1,830
Medicines Co. (The)	*	2,018	15,357
Medicis Pharmaceutical Corp., Class A		2,564	56,100
Merck & Co., Inc.		112,441	3,932,062
Mylan, Inc.	*†	10,972	186,963
Nektar Therapeutics	*†	2,368	28,653
Optimer Pharmaceuticals, Inc.	*†	2,592	24,028
Pain Therapeutics, Inc.	*	1,318	7,328
Par Pharmaceutical Cos., Inc.	*†	1,362	35,358
Penwest Pharmaceuticals Co.	*†	930	3,069
Perrigo Co.	†	3,119	184,239
Pfizer, Inc.		319,954	4,562,544
Pozen, Inc.	*†	1,014	7,108
Questcor Pharmaceuticals, Inc.	*†	4,217	43,056
Salix Pharmaceuticals Ltd.	*	2,346	91,564
SuperGen, Inc.	*	1,338	2,703
Valeant Pharmaceuticals International	*	3,473	181,603
Viropharma, Inc.	*	4,061	45,524
Vivus, Inc.	*†	1,630	15,648
Watson Pharmaceuticals, Inc.	*	4,630	187,839
XenoPort, Inc.	*	1,939	19,022
			22,828,412

Professional Services—0.3%
Administaff, Inc.		1,143	27,615
Advisory Board Co. (The)	*	950	40,812
Barrett Business Services, Inc.		2,203	27,317
CDI Corp.	†	1,131	17,564
Corporate Executive Board Co. (The)		1,507	39,589
CoStar Group, Inc.	*	770	29,876
CRA International, Inc.	*†	986	18,566
Diamond Management & Technology Consultants, Inc.		1,431	14,754
Dun & Bradstreet Corp.		1,546	103,767
Equifax, Inc.		2,521	70,739
FTI Consulting, Inc.	*	1,735	75,629
Heidrick & Struggles International, Inc.	†	865	19,739
Huron Consulting Group, Inc.	*	988	19,177
IHS, Inc., Class A	*†	1,414	82,606
Kelly Services, Inc., Class A	*	1,173	17,442
Kforce, Inc.	*	297	3,787
Korn/Ferry International	*	1,624	22,574
Manpower, Inc.		3,593	155,146
Navigant Consulting, Inc.	*	2,313	24,009
On Assignment, Inc.	*	1,243	6,252
RCM Technologies, Inc.	*	1,593	7,121
Resources Connection, Inc.	*	2,060	28,016
Robert Half International, Inc.		3,922	92,363
School Specialty, Inc.	*	854	15,432
SFN Group, Inc.	*	2,689	14,682
Towers Watson & Co., Class A		1,600	62,160
TrueBlue, Inc.	*	2,485	27,807
Verisk Analytics, Inc., Class A	*	4,073	121,783
Volt Information Sciences, Inc.	*	1,249	10,492
			1,196,816

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)

Real Estate Investment Trusts (REITs)—2.4%
Acadia Realty Trust REIT		1,368	$23,010
Agree Realty Corp. REIT		814	18,982
Alexander’s, Inc. REIT		78	23,628
Alexandria Real Estate Equities, Inc. REIT		1,245	78,896
AMB Property Corp. REIT		6,265	148,543
American Campus Communities, Inc. REIT		1,699	46,366
Annaly Capital Management, Inc. REIT		22,691	389,151
Anworth Mortgage Asset Corp. REIT		18,790	133,785
Apartment Investment & Management Co., Class A REIT		5,659	109,615
Ashford Hospitality Trust, Inc. REIT	*	4,200	30,786
AvalonBay Communities, Inc. REIT	†	3,314	309,428
BioMed Realty Trust, Inc. REIT	†	1,400	22,526
Boston Properties, Inc. REIT	†	4,700	335,298
Brandywine Realty Trust REIT		6,105	65,629
BRE Properties, Inc. REIT	†	2,433	89,851
BRT Realty Trust REIT	*	421	2,484
Camden Property Trust REIT		2,058	84,069
Capital Trust, Inc., Class A REIT	*†	523	863
Capstead Mortgage Corp. REIT		2,400	26,544
CBL & Associates Properties, Inc. REIT		10,788	134,203
Cedar Shopping Centers, Inc. REIT		583	3,510
Chimera Investment Corp. REIT		26,811	96,788
Cohen & Co., Inc. REIT	*†	421	2,105
Colonial Properties Trust REIT		1,962	28,508
Corporate Office Properties Trust REIT		1,904	71,895
Cousins Properties, Inc. REIT		2,458	16,567
DCT Industrial Trust, Inc. REIT	†	6,576	29,723
Developers Diversified Realty Corp. REIT		5,227	51,747
DiamondRock Hospitality Co. REIT	*	4,047	33,266
Digital Realty Trust, Inc. REIT	†	2,000	115,360
Douglas Emmett, Inc. REIT	†	4,212	59,895
Duke Realty Corp. REIT		5,609	63,662
DuPont Fabros Technology, Inc. REIT		4,666	114,597
EastGroup Properties, Inc. REIT	†	1,538	54,722
Entertainment Properties Trust REIT		2,733	104,045
Equity Lifestyle Properties, Inc. REIT		1,140	54,982
Equity One, Inc. REIT		2,619	40,856
Equity Residential REIT		11,387	474,155
Essex Property Trust, Inc. REIT	†	807	78,715
Extra Space Storage, Inc. REIT		3,500	48,650
Federal Realty Investment Trust REIT		2,295	161,270
FelCor Lodging Trust, Inc. REIT	*	3,135	15,644
First Industrial Realty Trust, Inc. REIT	*	1,599	7,707
First Potomac Realty Trust REIT	†	1,628	23,394
Franklin Street Properties Corp. REIT		2,200	25,982
Getty Realty Corp. REIT	†	1,747	39,150
Glimcher Realty Trust REIT		1,584	9,472
Gramercy Capital Corp. REIT	*	2,182	2,749
Hatteras Financial Corp. REIT	†	1,935	53,832
HCP, Inc. REIT		11,075	357,169
Health Care REIT, Inc. REIT		3,657	154,033
Healthcare Realty Trust, Inc. REIT		1,881	41,326
Highwoods Properties, Inc. REIT	†	2,393	66,430
Home Properties, Inc. REIT	†	1,390	62,647
Hospitality Properties Trust REIT		2,923	61,675
Host Hotels & Resorts, Inc. REIT		21,796	293,810
HRPT Properties Trust REIT	*	9,142	56,772
Inland Real Estate Corp. REIT		2,302	18,232
Investors Real Estate Trust REIT		2,989	26,393
iStar Financial, Inc. REIT	*†	4,331	19,316
Kilroy Realty Corp. REIT	†	1,316	39,125
Kimco Realty Corp. REIT		15,341	206,183
Kite Realty Group Trust REIT	†	2,654	11,094
LaSalle Hotel Properties REIT	†	1,561	32,110
Lexington Realty Trust REIT		1,570	9,436
Liberty Property Trust REIT	†	3,372	97,282
LTC Properties, Inc. REIT	†	2,385	57,884
Macerich Co. (The) REIT		3,209	119,760
Mack-Cali Realty Corp. REIT		2,488	73,968
Medical Properties Trust, Inc. REIT		3,172	29,944
MFA Financial, Inc. REIT		10,801	79,927
Mid-America Apartment Communities, Inc. REIT	†	1,240	63,823
Mission West Properties, Inc. REIT	†	1,417	9,664
Monmouth Real Estate Investment Corp., Class A REIT		3,275	24,202
MPG Office Trust, Inc. REIT	*†	1,199	3,513
National Health Investors, Inc. REIT		979	37,750
National Retail Properties, Inc. REIT	†	2,356	50,513
Nationwide Health Properties, Inc. REIT		3,720	133,064
Newcastle Investment Corp. REIT	*†	754	2,021
NorthStar Realty Finance Corp. REIT	†	4,388	11,716
Omega Healthcare Investors, Inc. REIT		4,100	81,713
Parkway Properties, Inc. REIT	†	986	14,366
Pennsylvania Real Estate Investment Trust REIT		1,510	18,452
Plum Creek Timber Co., Inc. REIT	†	7,429	256,523
PMC Commercial Trust REIT		865	7,076
Post Properties, Inc. REIT		2,078	47,233

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Potlatch Corp. REIT		1,618	$57,811
ProLogis REIT	†	18,290	185,278
PS Business Parks, Inc. REIT		599	33,412
Public Storage REIT		5,209	457,923
RAIT Financial Trust REIT	*†	991	1,853
Ramco-Gershenson Properties Trust REIT		1,275	12,877
Rayonier, Inc. REIT		3,336	146,851
Realty Income Corp. REIT	†	4,138	125,505
Redwood Trust, Inc. REIT		1,008	14,757
Regency Centers Corp. REIT		2,745	94,428
Saul Centers, Inc. REIT		987	40,102
Senior Housing Properties Trust REIT	†	3,680	74,005
Simon Property Group, Inc. REIT		11,699	944,694
SL Green Realty Corp. REIT		2,185	120,262
Sovran Self Storage, Inc. REIT		1,269	43,692
Strategic Hotels & Resorts, Inc. REIT	*	2,904	12,748
Sun Communities, Inc. REIT		1,061	27,544
Sunstone Hotel Investors, Inc. REIT	*	2,559	25,411
Tanger Factory Outlet Centers, Inc. REIT		1,221	50,525
Taubman Centers, Inc. REIT	†	2,083	78,383
UDR, Inc. REIT		6,077	116,253
Universal Health Realty Income Trust REIT		1,333	42,829
U-Store-It Trust REIT		3,600	26,856
Ventas, Inc. REIT		6,235	292,733
Vornado Realty Trust REIT		6,664	486,139
Walter Investment Management Corp. REIT		598	9,777
Washington Real Estate Investment Trust REIT	†	1,834	50,600
Weingarten Realty Investors REIT	†	3,474	66,180
			10,272,178

Real Estate Management & Development—0.2%
Altisource Portfolio Solutions SA (Luxembourg)	*	1,119	27,684
Brookfield Properties Corp.	†	15,325	215,163
CB Richard Ellis Group, Inc., Class A	*	6,900	93,909
Forest City Enterprises, Inc., Class A	*	9,240	104,597
Forestar Group, Inc.	*	1,502	26,976
Grubb & Ellis Co.	*†	652	639
Jones Lang LaSalle, Inc.		1,311	86,054
St. Joe Co. (The)	*†	3,582	82,959
Tejon Ranch Co.	*†	858	19,803
			657,784

Road & Rail—0.8%
Amerco, Inc.	*	805	44,315
Arkansas Best Corp.		903	18,737
Avis Budget Group, Inc.	*	4,424	43,444
Con-way, Inc.		2,160	64,843
CSX Corp.		11,917	591,441
Dollar Thrifty Automotive Group, Inc.	*	1,057	45,039
Genesee & Wyoming, Inc., Class A	*	1,576	58,801
Heartland Express, Inc.		4,220	61,274
J.B. Hunt Transport Services, Inc.		1,317	43,026
Kansas City Southern	*	2,513	91,348
Knight Transportation, Inc.	†	3,879	78,511
Landstar System, Inc.		2,256	87,961
Norfolk Southern Corp.		12,380	656,759
Old Dominion Freight Line, Inc.	*	1,783	62,655
PAM Transportation Services, Inc.	*	338	5,080
Ryder System, Inc.		2,660	107,012
Saia, Inc.	*†	1,662	24,930
Union Pacific Corp.		17,538	1,219,066
Werner Enterprises, Inc.	†	2,915	63,809
YRC Worldwide, Inc.	*	2,278	342
			3,368,393

Semiconductors & Semiconductor Equipment—2.7%
Actel Corp.	*†	1,140	14,615
Advanced Energy Industries, Inc.	*	1,428	17,550
Advanced Micro Devices, Inc.	*	21,447	156,992
Aetrium, Inc.	*	614	1,996
Altera Corp.		6,689	165,954
Amkor Technology, Inc.	*†	7,211	39,733
Anadigics, Inc.	*	957	4,173
Analog Devices, Inc.		7,450	207,557
Applied Materials, Inc.		43,119	518,290
Applied Micro Circuits Corp.	*	3,186	33,389
Atheros Communications, Inc.	*	2,700	74,358
Atmel Corp.	*	18,733	89,918
ATMI, Inc.	*	1,559	22,824
Axcelis Technologies, Inc.	*	4,095	6,347
AXT, Inc.	*†	946	4,266
Broadcom Corp., Class A		18,226	600,911
Brooks Automation, Inc.	*	3,103	23,986
Cabot Microelectronics Corp.	*	1,049	36,285
Ceva, Inc.	*	692	8,719
Cirrus Logic, Inc.	*	2,946	46,576
Cohu, Inc.		859	10,420
Conexant Systems, Inc.	*	2,046	4,583
Cree, Inc.	*	3,097	185,913
Cymer, Inc.	*†	1,498	45,000
Cypress Semiconductor Corp.	*	4,876	48,955
Diodes, Inc.	*	2,400	38,088
DSP Group, Inc.	*†	1,194	7,630
Energy Conversion Devices, Inc.	*†	781	3,202
Entegris, Inc.	*	5,738	22,780
Evergreen Solar, Inc.	*†	6,400	4,365
Exar Corp.	*	1,758	12,183
Fairchild Semiconductor International, Inc.	*	4,903	41,234
FEI Co.	*	1,368	26,963
First Solar, Inc.	*†	2,540	289,128
Formfactor, Inc.	*	1,417	15,304
FSI International, Inc.	*	1,479	6,197
Integrated Device Technology, Inc.	*	8,168	40,432
Integrated Silicon Solution, Inc.	*†	1,269	9,568
Intel Corp.		221,104	4,300,473
International Rectifier Corp.	*†	2,631	48,963
Intersil Corp., Class A		5,757	69,717
IXYS Corp.	*	1,329	11,748
KLA-Tencor Corp.		4,441	123,815
Kopin Corp.	*	2,431	8,241

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Kulicke & Soffa Industries, Inc.	*	2,008	$14,096
Lam Research Corp.	*	2,890	109,993
Lattice Semiconductor Corp.	*	4,395	19,074
Linear Technology Corp.	†	5,243	145,808
LSI Corp.	*	30,700	141,220
LTX-Credence Corp.	*†	4,076	11,535
Marvell Technology Group Ltd. (Bermuda)	*	18,500	291,560
Mattson Technology, Inc.	*	1,760	6,670
Maxim Integrated Products, Inc.	†	9,781	163,636
MEMC Electronic Materials, Inc.	*	8,113	80,156
Micrel, Inc.		3,731	37,982
Microchip Technology, Inc.	†	3,565	98,893
Micron Technology, Inc.	*	25,902	219,908
Microsemi Corp.	*	2,474	36,195
Mindspeed Technologies, Inc.	*†	801	6,000
MIPS Technologies, Inc.	*	2,228	11,385
MKS Instruments, Inc.	*†	2,455	45,958
MoSys, Inc.	*	1,251	5,529
National Semiconductor Corp.	†	10,460	140,792
Netlogic Microsystems, Inc.	*	2,136	58,099
Novellus Systems, Inc.	*	2,876	72,935
NVE Corp.	*	348	15,148
NVIDIA Corp.	*	20,184	206,079
Omnivision Technologies, Inc.	*	2,354	50,470
ON Semiconductor Corp.	*†	10,008	63,851
PDF Solutions, Inc.	*	974	4,675
Pericom Semiconductor Corp.	*	1,023	9,821
Photronics, Inc.	*	1,388	6,274
PLX Technology, Inc.	*	1,050	4,400
PMC - Sierra, Inc.	*	7,045	52,978
Power Integrations, Inc.		1,952	62,845
QuickLogic Corp.	*	1,050	3,077
Rambus, Inc.	*†	4,071	71,324
Ramtron International Corp.	*	1,920	4,992
RF Micro Devices, Inc.	*	8,143	31,839
Rudolph Technologies, Inc.	*	1,247	9,415
Semtech Corp.	*	2,970	48,619
Sigma Designs, Inc.	*†	1,320	13,213
Silicon Image, Inc.	*	2,948	10,347
Silicon Laboratories, Inc.	*	2,124	86,149
Skyworks Solutions, Inc.	*	5,822	97,751
Spire Corp.	*†	2,500	8,700
Standard Microsystems Corp.	*	806	18,764
SunPower Corp., Class A	*†	2,322	28,096
Tech/Ops Sevcon, Inc.	*	719	3,710
Tegal Corp.	*	312	236
Teradyne, Inc.	*	7,938	77,396
Tessera Technologies, Inc.	*	1,560	25,038
Texas Instruments, Inc.		46,326	1,078,469
Transwitch Corp.	*†	429	925
Trident Microsystems, Inc.	*†	3,018	4,286
TriQuint Semiconductor, Inc.	*†	4,918	30,049
Ultratech, Inc.	*†	971	15,798
Varian Semiconductor Equipment Associates, Inc.	*	3,367	96,498
Veeco Instruments, Inc.	*†	1,294	44,358
Virage Logic Corp.	*†	901	10,713
Xilinx, Inc.		3,827	96,670
Zoran Corp.	*	1,650	15,741
			11,575,479

Software—3.8%
ACI Worldwide, Inc.	*	1,298	25,272
Activision Blizzard, Inc.		23,814	249,809
Actuate Corp.	*	2,084	9,274
Adobe Systems, Inc.	*	20,400	539,172
Advent Software, Inc.	*†	1,451	68,139
American Software, Inc., Class A		1,950	9,009
ANSYS, Inc.	*	2,396	97,206
Ariba, Inc.	*†	2,075	33,055
Authentidate Holding Corp.	*	1,023	647
Autodesk, Inc.	*	9,258	225,525
Blackbaud, Inc.		2,650	57,691
Blackboard, Inc.	*†	1,400	52,262
BMC Software, Inc.	*	2,708	93,778
CA, Inc.		11,593	213,311
Cadence Design Systems, Inc.	*	10,745	62,214
Callidus Software, Inc.	*	172	569
Citrix Systems, Inc.	*	4,794	202,451
Compuware Corp.	*	7,505	59,890
Concur Technologies, Inc.	*	2,083	88,902
Datawatch Corp.	*	3,500	9,555
Ebix, Inc.	*†	2,802	43,935
Electronic Arts, Inc.	*	12,060	173,664
Epicor Software Corp.	*	1,693	13,527
EPIQ Systems, Inc.	*	1,087	14,055
ePresence, Inc.	*‡d	1,173	—
Evolving Systems, Inc.		527	3,794
Factset Research Systems, Inc.		1,490	99,815
Fair Isaac Corp.	†	3,039	66,220
FalconStor Software, Inc.	*	1,373	3,625
Geeknet, Inc.	*	2,018	2,502
Informatica Corp.	*	3,171	75,723
Interactive Intelligence, Inc.	*	950	15,609
Intuit, Inc.	*	8,244	286,644
Jack Henry & Associates, Inc.		3,591	85,753
JDA Software Group, Inc.	*	1,256	27,607
Kenexa Corp.	*	1,681	20,172
Lawson Software, Inc.	*	8,700	63,510
Magma Design Automation, Inc.	*†	1,429	4,058
Manhattan Associates, Inc.	*	1,346	37,082
McAfee, Inc.	*	3,912	120,177
Mentor Graphics Corp.	*	2,745	24,293
MICROS Systems, Inc.	*†	3,428	109,250
Microsoft Corp.		318,422	7,326,890
MicroStrategy, Inc., Class A	*	513	38,521
Netscout Systems, Inc.	*†	1,250	17,775
Novell, Inc.	*	15,492	87,995
Nuance Communications, Inc.	*†	4,541	67,888
Oracle Corp.		144,200	3,094,532
Parametric Technology Corp.	*†	4,423	69,308
Pegasystems, Inc.	†	2,141	68,748
Phoenix Technologies Ltd.	*	907	2,621
Progress Software Corp.	*	1,322	39,700
QAD, Inc.	*	1,363	5,629
Quest Software, Inc.	*	3,847	69,400
Radiant Systems, Inc.	*	1,019	14,735
Red Hat, Inc.	*	7,251	209,844
Renaissance Learning, Inc.	†	1,353	19,876
Rovi Corp.	*	3,817	144,702
S1 Corp.	*	2,636	15,842
Salesforce.com, Inc.	*†	3,783	324,657
Scientific Learning Corp.	*	3,145	16,543
Solera Holdings, Inc.		1,099	39,784
Sonic Foundry, Inc.	*†	120	877
Sonic Solutions, Inc.	*†	889	7,423
SonicWALL, Inc.	*	2,442	28,694

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Sybase, Inc.	*	3,825	$247,325
Symantec Corp.	*	34,469	478,430
Symyx Technologies, Inc.	*	1,374	6,884
Synopsys, Inc.	*†	6,501	135,676
Take-Two Interactive Software, Inc.	*	2,643	23,787
TeleCommunication Systems, Inc., Class A	*†	1,200	4,968
THQ, Inc.	*	2,914	12,588
TIBCO Software, Inc.	*	8,337	100,544
TiVo, Inc.	*	2,696	19,896
Tyler Technologies, Inc.	*	1,886	29,271
Ultimate Software Group, Inc.	*†	1,242	40,812
VASCO Data Security International, Inc.	*	3,804	23,471
Versant Corp.	*	330	3,676
VMware, Inc., Class A	*	1,700	106,403
Wayside Technology Group, Inc.		1,787	16,208
Websense, Inc.	*	1,958	37,006
			16,387,675

Specialty Retail—2.1%
A.C. Moore Arts & Crafts, Inc.	*	876	1,989
Aaron’s, Inc.	†	2,908	49,640
Abercrombie & Fitch Co., Class A		3,072	94,280
Advance Auto Parts, Inc.		243	12,194
Aeropostale, Inc.	*	2,075	59,428
American Eagle Outfitters, Inc.		3,552	41,736
America’s Car-Mart, Inc.	*	354	8,011
AnnTaylor Stores Corp.	*	2,733	44,466
Asbury Automotive Group, Inc.	*	1,342	14,145
AutoNation, Inc.	*†	5,363	104,578
AutoZone, Inc.	*	1,769	341,806
Barnes & Noble, Inc.	†	828	10,681
Bebe Stores, Inc.		790	5,056
Bed Bath & Beyond, Inc.	*	6,586	244,209
Best Buy Co., Inc.		12,626	427,516
Big 5 Sporting Goods Corp.	†	1,071	14,073
Borders Group, Inc.	*†	3,342	4,445
Brown Shoe Co., Inc.		1,791	27,187
Buckle, Inc. (The)	†	1,236	40,071
CarMax, Inc.	*†	8,516	169,468
Casual Male Retail Group, Inc.	*	1,930	6,601
Cato Corp. (The), Class A	†	1,761	38,777
Charming Shoppes, Inc.	*	3,138	11,767
Chico’s FAS, Inc.		7,236	71,492
Children’s Place Retail Stores, Inc. (The)	*	1,144	50,359
Christopher & Banks Corp.		1,528	9,458
Coldwater Creek, Inc.	*	1,528	5,134
Collective Brands, Inc.	*	2,964	46,831
Cost Plus, Inc.	*	1,014	3,620
Destination Maternity Corp.	*	600	15,180
Dick’s Sporting Goods, Inc.	*	2,480	61,727
Dress Barn, Inc. (The)	*	2,597	61,835
Finish Line, Inc. (The), Class A		1,917	26,704
Foot Locker, Inc.		5,840	73,701
GameStop Corp., Class A	*	4,410	82,864
Gap, Inc. (The)		18,037	351,000
Genesco, Inc.	*	921	24,232
Group 1 Automotive, Inc.	*	1,068	25,130
Guess?, Inc.		3,548	110,840
Gymboree Corp.	*†	1,400	59,794
Haverty Furniture Cos., Inc.		1,111	13,654
Hibbett Sports, Inc.	*†	1,396	33,448
Home Depot, Inc.		62,266	1,747,807
Hot Topic, Inc.		1,824	9,266
J. Crew Group, Inc.	*	2,206	81,203
Jo-Ann Stores, Inc.	*†	1,266	47,488
JOS A. Bank Clothiers, Inc.	*	577	31,152
Kirkland’s, Inc.	*	833	14,057
Limited Brands, Inc.		10,407	229,682
Lithia Motors, Inc., Class A		862	5,327
Lowe’s Cos., Inc.		47,645	972,911
MarineMax, Inc.	*†	800	5,552
Men’s Wearhouse, Inc. (The)	†	2,437	44,743
Midas, Inc.	*†	1,277	9,795
Monro Muffler Brake, Inc.	†	991	39,174
Office Depot, Inc.	*	11,792	47,640
OfficeMax, Inc.	*	3,587	46,846
O’Reilly Automotive, Inc.	*	5,478	260,534
Pacific Sunwear of California, Inc.	*	3,025	9,680
Penske Automotive Group, Inc.	*	1,654	18,789
Pep Boys-Manny, Moe & Jack (The)		2,200	19,492
PetSmart, Inc.		5,983	180,507
Pier 1 Imports, Inc.	*	3,712	23,794
RadioShack Corp.		2,569	50,121
Rent-A-Center, Inc.	*	3,377	68,418
Ross Stores, Inc.		4,200	223,818
Sally Beauty Holdings, Inc.	*	3,659	30,004
Select Comfort Corp.	*	2,104	18,410
Signet Jewelers Ltd. (Bermuda)	*	3,344	91,960
Sonic Automotive, Inc., Class A	*	1,649	14,115
Stage Stores, Inc.		2,236	23,880
Staples, Inc.		18,947	360,940
Stein Mart, Inc.	*	1,261	7,856
Systemax, Inc.	†	1,358	20,465
Talbots, Inc.	*†	375	3,866
Tiffany & Co.		3,221	122,108
TJX Cos., Inc.		15,345	643,723
Tractor Supply Co.		1,549	94,443
Trans World Entertainment Corp.	*	1,932	3,284
Urban Outfitters, Inc.	*	5,012	172,363
West Marine, Inc.	*	803	8,737
Wet Seal, Inc. (The), Class A	*†	1,246	4,548
Williams-Sonoma, Inc.		3,877	96,227
Zale Corp.	*†	2,300	3,634
			8,807,486

Textiles, Apparel & Luxury Goods—0.7%
Carter’s, Inc.	*	1,476	38,745
Charles & Colvard Ltd.	*†	1,843	5,142
Cherokee, Inc.		994	16,997
Coach, Inc.		11,668	426,465
Columbia Sportswear Co.	†	652	30,429
CROCS, Inc.	*	3,600	38,088
Culp, Inc.	*	888	9,732
Deckers Outdoor Corp.	*	645	92,151
Fossil, Inc.	*†	3,154	109,444
Hallwood Group, Inc.	*	100	3,800
Hanesbrands, Inc.	*	4,099	98,622
Iconix Brand Group, Inc.	*	2,737	39,331
Jones Apparel Group, Inc.		4,641	73,560

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Kenneth Cole Productions, Inc., Class A	*	956	$10,526
K-Swiss, Inc., Class A	*	1,476	16,575
Lazare Kaplan International, Inc.	*‡d	1,139	—
Liz Claiborne, Inc.	*†	4,930	20,805
Movado Group, Inc.	*	1,678	17,921
NIKE, Inc., Class B		13,686	924,489
Oxford Industries, Inc.		936	19,590
Phillips-Van Heusen Corp.		1,267	58,624
Polo Ralph Lauren Corp.		2,143	156,353
Quiksilver, Inc.	*	4,288	15,866
Skechers U.S.A., Inc., Class A	*	1,935	70,666
Steven Madden Ltd.	*	1,126	35,492
Timberland Co. (The), Class A	*†	2,970	47,965
Under Armour, Inc., Class A	*†	1,937	64,173
Unifi, Inc.	*	2,629	10,043
V.F. Corp.		3,785	269,416
Warnaco Group, Inc. (The)	*	1,527	55,186
Wolverine World Wide, Inc.	†	2,589	65,295
			2,841,491

Thrifts & Mortgage Finance—0.3%
Anchor Bancorp Wisconsin, Inc.	*†	1,411	635
Astoria Financial Corp.	†	3,465	47,678
Bank Mutual Corp.		3,756	21,334
BankAtlantic Bancorp, Inc., Class A	*†	2,405	3,367
Beneficial Mutual Bancorp, Inc.	*†	969	9,574
Brookline Bancorp, Inc.	†	3,765	33,433
Capitol Federal Financial	†	2,115	70,133
CFS Bancorp, Inc.	†	1,873	9,103
Dime Community Bancshares, Inc.	†	1,638	20,197
Doral Financial Corp. (Puerto Rico)	*†	221	539
Federal Home Loan Mortgage Corp.	*†	25,235	10,422
Federal National Mortgage Association	*†	37,770	12,936
First Niagara Financial Group, Inc.		4,974	62,324
Flagstar Bancorp, Inc.	*	211	663
Harrington West Financial Group, Inc.	*	1,171	269
Hudson City Bancorp, Inc.		14,470	177,113
MGIC Investment Corp.	*†	4,084	28,139
NASB Financial, Inc.	†	528	7,999
New York Community Bancorp, Inc.	†	12,640	193,013
NewAlliance Bancshares, Inc.	†	4,600	51,566
Northwest Bancshares, Inc.		4,608	52,854
Ocwen Financial Corp.	*†	3,358	34,218
Parkvale Financial Corp.		616	5,162
People’s United Financial, Inc.		4,027	54,365
PMI Group, Inc. (The)	*†	3,929	11,355
Provident Financial Services, Inc.		943	11,024
Provident New York Bancorp		3,670	32,480
Radian Group, Inc.		3,844	27,831
Riverview Bancorp, Inc.	*	2,600	6,370
TFS Financial Corp.		3,398	42,169
Tree.com, Inc.	*†	314	1,984
Triad Guaranty, Inc.	*	692	159
Trustco Bank Corp.	†	3,435	19,236
United Western Bancorp, Inc.		973	778
Washington Federal, Inc.		3,379	54,672
Westfield Financial, Inc.	†	4,068	33,886
			1,148,980

Tobacco—1.3%
Alliance One International, Inc.	*	2,000	7,120
Altria Group, Inc.		73,522	1,473,381
Lorillard, Inc.		5,710	411,006
Philip Morris International, Inc.		72,440	3,320,649
Reynolds American, Inc.		4,458	232,351
Universal Corp.	†	1,078	42,775
Vector Group Ltd.	†	2,633	44,287
			5,531,569

Trading Companies & Distributors—0.2%
Applied Industrial Technologies, Inc.		2,056	52,058
Beacon Roofing Supply, Inc.	*	2,570	46,311
Fastenal Co.	†	5,638	282,971
GATX Corp.	†	1,766	47,117
H&E Equipment Services, Inc.	*†	1,600	11,984
Interline Brands, Inc.	*†	982	16,979
MSC Industrial Direct Co., Class A		1,782	90,276
United Rentals, Inc.	*	2,798	26,077
W.W. Grainger, Inc.	†	2,817	280,151
Watsco, Inc.		553	32,030
WESCO International, Inc.	*†	1,550	52,189
Willis Lease Finance Corp.	*	1,234	11,377
			949,520

Water Utilities—0.1%
American States Water Co.	†	1,261	41,790
American Water Works Co., Inc.		2,266	46,680
Aqua America, Inc.	†	4,329	76,537
California Water Service Group	†	965	34,450
Connecticut Water Service, Inc.		500	10,510
SJW Corp.		1,010	23,674
			233,641

Wireless Telecommunication Services—0.5%
American Tower Corp., Class A	*	13,808	614,456
Crown Castle International Corp.	*	14,288	532,371
Leap Wireless International, Inc.	*	3,300	42,834
MetroPCS Communications, Inc.	*	7,134	58,428
NII Holdings, Inc.	*	5,995	194,957
NTELOS Holdings Corp.		2,700	46,440
SBA Communications Corp., Class A	*†	4,064	138,217
Shenandoah Telecommunications Co.	†	1,200	21,288
Sprint Nextel Corp.	*	88,755	376,321
Telephone & Data Systems, Inc.		3,518	106,912
United States Cellular Corp.	*	680	27,982
			2,160,206

TOTAL COMMON STOCKS
(Cost $370,532,362)			419,360,699

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—0.2%

U.S. Treasury Bills—0.2%
U.S. Treasury Bill
0.094%	09/09/2010	‡‡
(Cost $779,858)			$780,000	$779,780

			Shares	Value

RIGHTS—0.0%

Biotechnology—0.0%
Ligand Pharmaceuticals, Inc., Expires 12/31/2011		*‡d	572	—

Commercial Banks—0.0%
Hanmi Financial Corp., Expires 07/12/2010		*‡	3,600	216

Pharmaceuticals—0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. (Germany), Expires 06/30/2011		*	1,756	230

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.		*‡d	2,806	—

Thrifts & Mortgage Finance—0.0%
BankAtlantic Bancorp, Inc., Expires 12/31/2010		*‡d	786	—

TOTAL RIGHTS
(Cost $20,186)				446

WARRANTS—0.0%

Diversified Financial Services—0.0%
Pegasus Wireless Corp.		*‡d
(Cost $—)			540	—

		Shares	Value

CASH EQUIVALENTS—6.7%

Institutional Money Market Funds—6.7%
Dreyfus Institutional Cash Advantage Fund	††	3,500,000	3,500,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		7,660,598	7,660,598
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	3,554,979	3,554,979
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	3,500,000	3,500,000
Short-Term Investments Trust Liquid Assets Portfolio	††	3,500,000	3,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	3,500,000	3,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	3,500,000	3,500,000

TOTAL CASH EQUIVALENTS
(Cost $28,715,577)			28,715,577

TOTAL INVESTMENTS—104.7%
(Cost $400,047,983)			448,856,502
Other assets less liabilities—(4.7%)			(20,155,893)

NET ASSETS—100.0%			$428,700,609

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at June 30, 2010.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—97.7%

Aerospace & Defense—1.2%
AAR Corp.	*	5,443	$91,116
Aerovironment, Inc.	*†	6,005	130,489
Alliant Techsystems, Inc.	*	3,527	218,886
American Science & Engineering, Inc.		1,020	77,734
Applied Signal Technology, Inc.	†	6,983	137,216
Astronics Corp.	*	716	11,714
Astronics Corp., Class B	*	179	2,953
BE Aerospace, Inc.	*	11,405	290,029
Ceradyne, Inc.	*	2,334	49,878
Cubic Corp.		1,262	45,912
Curtiss-Wright Corp.	†	5,488	159,371
DigitalGlobe, Inc.	*	4,997	131,421
Ducommun, Inc.		6,327	108,192
DynCorp International, Inc., Class A	*	3,730	65,350
Esterline Technologies Corp.	*	2,519	119,527
GenCorp, Inc.	*	4,016	17,590
GeoEye, Inc.	*	6,842	213,060
HEICO Corp., Class A		3,096	83,437
Herley Industries, Inc.	*†	1,550	22,103
Hexcel Corp.	*†	8,244	127,864
Innovative Solutions & Support, Inc.	*	3,094	13,614
Kratos Defense & Security Solutions, Inc.	*	1,442	15,141
Ladish Co., Inc.	*†	2,037	46,281
Moog, Inc., Class A	*	3,584	115,512
Orbital Sciences Corp.	*	8,178	128,967
Spirit Aerosystems Holdings, Inc., Class A	*	6,992	133,267
Stanley, Inc.	*	4,177	156,136
Taser International, Inc.	*†	6,942	27,074
Teledyne Technologies, Inc.	*	2,702	104,243
TransDigm Group, Inc.		6,702	342,003
Triumph Group, Inc.		2,080	138,590
			3,324,670

Air Freight & Logistics—0.2%
Air T, Inc.		1,301	13,609
Air Transport Services Group, Inc.	*	15,100	71,876
Atlas Air Worldwide Holdings, Inc.	*	3,284	155,990
Dynamex, Inc.	*	2,145	26,169
Forward Air Corp.	†	2,629	71,640
HUB Group, Inc., Class A	*	3,172	95,192
Pacer International, Inc.	*	3,711	25,940
UTi Worldwide, Inc. (Virgin Islands, British)		8,059	99,770
			560,186

Airlines—1.0%
AirTran Holdings, Inc.	*†	23,542	114,179
Alaska Air Group, Inc.	*	3,191	143,435
Allegiant Travel Co.	†	1,751	74,750
AMR Corp.	*	31,920	216,418
Continental Airlines, Inc., Class B	*	17,083	375,826
Delta Air Lines, Inc.	*	76,034	893,399
ExpressJet Holdings, Inc.	*	387	1,006
JetBlue Airways Corp.	*†	23,246	127,621
Pinnacle Airlines Corp.	*†	4,709	25,617
Republic Airways Holdings, Inc.	*	8,496	51,911
Skywest, Inc.		5,070	61,955
UAL Corp.	*†	19,818	407,458
US Airways Group, Inc.	*†	15,539	133,791
			2,627,366

Auto Components—0.8%
American Axle & Manufacturing Holdings, Inc.	*	10,973	80,432
Amerigon, Inc.	*	3,475	25,645
BorgWarner, Inc.	*	14,162	528,809
Cooper Tire & Rubber Co.	†	3,864	75,348
Dana Holding Corp.	*	15,106	151,060
Drew Industries, Inc.	*	1,570	31,714
Exide Technologies	*†	9,741	50,653
Federal-Mogul Corp.	*	12,897	167,919
Fuel Systems Solutions, Inc.	*†	2,117	54,936
Gentex Corp.		20,590	370,208
Modine Manufacturing Co.	*	4,717	36,227
Quantum Fuel Systems Technologies Worldwide, Inc.	*	11,052	5,924
Shiloh Industries, Inc.	*	5,043	42,664
Spartan Motors, Inc.	†	6,140	25,788
Standard Motor Products, Inc.		2,540	20,498
Strattec Security Corp.	*	502	11,094
Superior Industries International, Inc.		2,013	27,055
Tenneco, Inc.	*	7,033	148,115
TRW Automotive Holdings Corp.	*	12,443	343,054
			2,197,143

Automobiles—0.1%
Thor Industries, Inc.		3,595	85,381
Winnebago Industries, Inc.	*	3,534	35,128
			120,509

Beverages—0.3%
Boston Beer Co., Inc., Class A	*	1,904	128,425
Central European Distribution Corp. (Poland)	*	7,241	154,813
Coca-Cola Bottling Co. Consolidated		437	20,941
Hansen Natural Corp.	*	11,733	458,878
Jones Soda Co.	*†	1,928	2,275
National Beverage Corp.		766	9,406
			774,738

Biotechnology—2.8%
Aastrom Biosciences, Inc.	*†	411	612
Abraxis Bioscience, Inc.	*	2,772	205,682
Acorda Therapeutics, Inc.	*	3,687	114,703
Alexion Pharmaceuticals, Inc.	*	10,052	514,562
Alkermes, Inc.	*	6,009	74,812
Allos Therapeutics, Inc.	*†	11,678	71,586
Alnylam Pharmaceuticals, Inc.	*	3,514	52,780
AMAG Pharmaceuticals, Inc.	*†	2,241	76,978
Amylin Pharmaceuticals, Inc.	*	21,096	396,605
Anadys Pharmaceuticals, Inc.	*	1,662	3,191
Antigenics, Inc.	*†	9,214	7,473
ARCA Biopharma, Inc.	*†	436	1,478
Arena Pharmaceuticals, Inc.	*†	8,294	25,463
Ariad Pharmaceuticals, Inc.	*	22,289	62,855
Arqule, Inc.	*	4,724	20,313
Array Biopharma, Inc.	*	4,170	12,719

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
AVI BioPharma, Inc.	*†	19,636	$31,614
Avigen, Inc. (Escrow Shares)	*‡d	3,880	—
BioCryst Pharmaceuticals, Inc.	*	18,239	107,792
BioMarin Pharmaceutical, Inc.	*†	13,317	252,490
Biosante Pharmaceuticals, Inc.	*†	1,867	3,286
Capstone Therapeutics Corp.	*	1,517	1,003
Celera Corp.	*†	8,151	53,389
Cell Therapeutics, Inc.	*†	186,455	69,939
Celldex Therapeutics, Inc.	*†	10,060	45,874
Cepheid, Inc.	*†	5,446	87,245
Clinical Data, Inc.	*†	1,998	24,855
Cubist Pharmaceuticals, Inc.	*	4,798	98,839
Cytokinetics, Inc.	*	14,052	33,303
CytRx Corp.	*	42,638	32,831
Dendreon Corp.	*	18,126	586,014
Discovery Laboratories, Inc.	*†	10,296	1,956
Dyax Corp.	*	9,610	21,815
Emergent Biosolutions, Inc.	*	2,525	41,258
Entremed, Inc.	*	1,390	561
Enzon Pharmaceuticals, Inc.	*†	4,016	42,770
EPIX Pharmaceuticals, Inc.	*	3,320	22
Exact Sciences Corp.	*†	7,997	35,187
Exelixis, Inc.	*†	17,890	62,078
Genaera Corp.	*‡d	797	—
Genomic Health, Inc.	*†	4,026	52,056
Geron Corp.	*†	11,195	56,199
GTC Biotherapeutics, Inc.	*	398	191
GTx, Inc.	*	1,710	5,215
Halozyme Therapeutics, Inc.	*	12,386	87,197
Hemispherx Biopharma, Inc.	*†	54,952	25,745
Human Genome Sciences, Inc.	*	23,057	522,472
Idenix Pharmaceuticals, Inc.	*	3,110	15,550
Idera Pharmaceuticals, Inc.	*	1,932	6,955
Immunogen, Inc.	*†	5,986	55,490
Immunomedics, Inc.	*†	9,692	29,948
Incyte Corp. Ltd.	*	22,961	254,178
InterMune, Inc.	*	4,905	45,862
Isis Pharmaceuticals, Inc.	*	7,940	75,986
Keryx Biopharmaceuticals, Inc.	*†	12,840	46,994
Lexicon Pharmaceuticals, Inc.	*†	7,724	9,887
Ligand Pharmaceuticals, Inc., Class B	*	9,497	13,866
MannKind Corp.	*†	13,112	83,786
Martek Biosciences Corp.	*	3,591	85,143
Maxygen, Inc.	*	2,991	16,540
MDRNA, Inc.	*†	3,350	3,018
MediciNova, Inc.	*	338	1,606
Medivation, Inc.	*	3,832	33,875
Metabolix, Inc.	*†	2,162	30,938
Momenta Pharmaceuticals, Inc.	*	3,492	42,812
Myriad Genetics, Inc.	*	12,791	191,225
Myriad Pharmaceuticals, Inc.	*	10,114	38,029
Nabi Biopharmaceuticals	*	6,806	37,025
Neurobiological Technologies, Inc.	*	448	31
Neurocrine Biosciences, Inc.	*	6,840	38,304
Novavax, Inc.	*†	11,268	24,452
NPS Pharmaceuticals, Inc.	*	7,595	48,912
Onyx Pharmaceuticals, Inc.	*	8,894	192,021
Osiris Therapeutics, Inc.	*†	2,984	17,337
PDL BioPharma, Inc.	†	25,942	145,794
Peregrine Pharmaceuticals, Inc.	*	14,427	31,018
Pharmasset, Inc.	*	3,318	90,714
Poniard Pharmaceuticals, Inc.	*†	3,696	2,218
Progenics Pharmaceuticals, Inc.	*	2,623	14,374
Regeneron Pharmaceuticals, Inc.	*†	7,910	176,551
Repligen Corp.	*	3,422	10,985
Rigel Pharmaceuticals, Inc.	*	7,055	50,796
RXi Pharmaceuticals Corp.	*†	6,212	16,151
Sangamo Biosciences, Inc.	*†	8,595	31,887
Savient Pharmaceuticals, Inc.	*†	12,528	157,853
Sciclone Pharmaceuticals, Inc.	*†	4,800	12,768
Seattle Genetics, Inc.	*	7,531	90,297
SIGA Technologies, Inc.	*†	4,650	35,805
StemCells, Inc.	*†	8,757	8,232
Talecris Biotherapeutics Holdings Corp.	*	5,428	114,531
Telik, Inc.	*	6,069	4,734
Theravance, Inc.	*	4,427	55,647
Trimeris, Inc.	*	4,014	8,670
United Therapeutics Corp.	*†	5,460	266,503
Vanda Pharmaceuticals, Inc.	*	4,137	27,346
Vertex Pharmaceuticals, Inc.	*	27,216	895,406
XOMA Ltd.	*	12,047	4,987
Zymogenetics, Inc.	*	4,513	19,045
			7,737,090

Building Products—0.6%
A.O. Smith Corp.	†	3,198	154,112
American Woodmark Corp.		800	13,680
Ameron International Corp.	†	853	51,461
Apogee Enterprises, Inc.	†	2,250	24,368
Armstrong World Industries, Inc.	*	1,930	58,247
Gibraltar Industries, Inc.	*	1,868	18,867
Griffon Corp.	*	6,441	71,237
Insteel Industries, Inc.		2,829	32,873
Lennox International, Inc.		7,815	324,870
NCI Building Systems, Inc.	*	8,291	69,396
Owens Corning, Inc.	*	14,713	440,066
Quanex Building Products Corp.		3,376	58,371
Simpson Manufacturing Co., Inc.		6,582	161,588
Trex Co., Inc.	*†	2,108	42,350
U.S. Home Systems, Inc.	*	1,624	4,320
Universal Forest Products, Inc.		1,649	49,981
USG Corp.	*†	7,705	93,076
			1,668,863

Capital Markets—2.1%
Affiliated Managers Group, Inc.	*	3,775	229,407
American Capital Ltd.	*†	23,861	115,010
Apollo Investment Corp.		11,360	105,989
Arlington Asset Investment Corp., Class A	†	3,155	59,409
Artio Global Investors, Inc.		9,475	149,136
BGC Partners, Inc., Class A		6,185	31,605
BlackRock, Inc.		4,862	697,211
Calamos Asset Management, Inc., Class A		1,520	14,106
Deerfield Capital Corp.	*	522	2,866
Diamond Hill Investment Group, Inc.	†	649	36,792
Eaton Vance Corp.	†	13,485	372,321
Evercore Partners, Inc., Class A	†	3,799	88,707
GAMCO Investors, Inc., Class A		639	23,771
GFI Group, Inc.		23,966	133,730
GLG Partners, Inc.	*	25,997	113,867
Greenhill & Co., Inc.	†	2,682	163,951

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
International Assets Holding Corp.	*	1,308	$20,928
Investment Technology Group, Inc.	*	4,541	72,928
Jefferies Group, Inc.	†	17,227	363,145
KBW, Inc.	*	7,119	152,631
Knight Capital Group, Inc., Class A	*	15,579	214,834
LaBranche & Co., Inc.	*	10,867	46,511
MF Global Holdings Ltd.	*	9,974	56,951
optionsXpress Holdings, Inc.	*	6,377	100,374
Penson Worldwide, Inc.	*	12,414	70,015
Piper Jaffray Cos.	*	2,312	74,493
Raymond James Financial, Inc.	†	13,321	328,895
Safeguard Scientifics, Inc.	*	3,658	38,628
Sanders Morris Harris Group, Inc.	†	2,882	15,995
SEI Investments Co.		25,056	510,140
Stifel Financial Corp.	*	5,449	236,432
SWS Group, Inc.	†	12,809	121,685
TD Ameritrade Holding Corp.	*	43,819	670,431
Teton Advisors, Inc., Class A	*	15	139
Thomas Weisel Partners Group, Inc.	*	8,436	49,688
TradeStation Group, Inc.	*	3,191	21,539
U.S. Global Investors, Inc., Class A	†	6,927	38,445
Virtus Investment Partners, Inc.	*	1,094	20,480
Waddell & Reed Financial, Inc., Class A	†	10,428	228,165
Westwood Holdings Group, Inc.		1,427	50,159
			5,841,509

Chemicals—2.7%
A. Schulman, Inc.		5,791	109,797
Albemarle Corp.	†	10,756	427,121
Ampal-American Israel Corp., Class A	*	15,776	24,611
Arch Chemicals, Inc.	†	2,418	74,329
Ashland, Inc.		8,960	415,923
Balchem Corp.		4,337	108,425
Cabot Corp.		8,025	193,483
Calgon Carbon Corp.	*†	12,483	165,275
Celanese Corp., Class A		15,502	386,155
Cytec Industries, Inc.		4,725	188,953
Ferro Corp.	*	13,307	98,073
Flotek Industries, Inc.	*†	1,346	1,629
Georgia Gulf Corp.	*†	2,761	36,832
H.B. Fuller Co.		4,230	80,328
Huntsman Corp.		17,894	155,141
Intrepid Potash, Inc.	*†	4,761	93,173
Koppers Holdings, Inc.	†	2,428	54,581
Kronos Worldwide, Inc.	*†	235	4,582
Landec Corp.	*	8,822	51,962
LSB Industries, Inc.	*	4,087	54,398
Lubrizol Corp.		7,361	591,162
Material Sciences Corp.	*	2,565	7,721
Minerals Technologies, Inc.		1,341	63,751
Mosaic Co. (The)		25,061	976,878
Nalco Holding Co.		19,922	407,604
NewMarket Corp.		1,651	144,165
NL Industries, Inc.	†	412	2,513
Olin Corp.		6,749	122,089
OM Group, Inc.	*	3,216	76,734
Omnova Solutions, Inc.	*	3,769	29,436
Penford Corp.	*	2,075	13,446
PolyOne Corp.	*	11,067	93,184
Quaker Chemical Corp.		1,303	35,298
Rockwood Holdings, Inc.	*	8,422	191,095
RPM International, Inc.		20,823	371,482
Scotts Miracle-Gro Co. (The), Class A		5,932	263,440
Sensient Technologies Corp.		5,412	140,333
Solutia, Inc.	*†	14,802	193,906
Spartech Corp.	*	2,131	21,843
Stepan Co.		1,197	81,911
Valhi, Inc.		5,838	72,041
Valspar Corp.		15,921	479,540
W.R. Grace & Co.	*	6,348	133,562
Westlake Chemical Corp.	†	2,003	37,196
Zep, Inc.		2,287	39,885
Zoltek Cos., Inc.	*†	10,281	87,080
			7,402,066

Commercial Banks—4.5%
1st Source Corp.		850	14,382
Alliance Bankshares Corp.	*	12,824	34,497
AmericanWest Bancorp	*	1,951	390
Ameris Bancorp	*	3,096	29,904
Arrow Financial Corp.		2,255	52,090
Associated Banc-Corp		22,622	277,346
BancFirst Corp.		1,092	39,847
Bancorp, Inc. (The)/Delaware	*	4,479	35,071
BancorpSouth, Inc.	†	14,557	260,279
BancTrust Financial Group, Inc.	*†	4,800	17,760
Bank of Hawaii Corp.		5,320	257,222
Bank of the Ozarks, Inc.	†	4,933	174,974
Banner Corp.	†	2,682	5,310
BOK Financial Corp.		2,311	109,703
Boston Private Financial Holdings, Inc.		8,952	57,561
Bryn Mawr Bank Corp.		4,411	74,017
Camden National Corp.	†	1,411	38,760
Capital Bank Corp.		1,283	4,170
Capital City Bank Group, Inc.	†	1,576	19,511
CapitalSource, Inc.		30,538	145,361
Capitol Bancorp Ltd.	*†	1,172	1,488
Cardinal Financial Corp.		5,028	46,459
Cascade Bancorp	*†	4,795	2,302
Cascade Financial Corp.	*	4,790	2,275
Cathay General Bancorp		17,032	175,941
Catskill Litigation Trust	*‡d	583	—
Center Financial Corp.	*	3,188	16,418
Central Pacific Financial Corp.	*†	2,937	4,405
Chemical Financial Corp.		2,317	50,464
CIT Group, Inc.	*	24,492	829,299
Citizens Republic Bancorp, Inc.	*	18,265	15,525
City Holding Co.		1,962	54,701
City National Corp./California	†	5,385	275,874
CoBiz Financial, Inc.		3,329	21,938
Columbia Banking System, Inc.		8,874	162,039
Commerce Bancshares, Inc./Missouri		6,962	250,562
Community Bank System, Inc.	†	3,080	67,852
Community Trust Bancorp, Inc.	†	1,658	41,616
Cullen/Frost Bankers, Inc.	†	8,336	428,470
CVB Financial Corp.	†	12,325	117,087
Danvers Bancorp, Inc.		6,149	88,853
East West Bancorp, Inc.		17,394	265,259
Eastern Virginia Bankshares, Inc.		701	4,564

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Fidelity Southern Corp.	*	6,728	$44,136
Financial Institutions, Inc.		2,448	43,476
First BanCorp. (Puerto Rico)	*†	11,152	5,911
First Bancorp/North Carolina		2,459	35,631
First Busey Corp.	†	2,491	11,284
First Citizens BancShares, Inc./North Carolina, Class A		634	121,937
First Commonwealth Financial Corp.		6,466	33,947
First Financial Bancorp		6,617	98,924
First Financial Bankshares, Inc.	†	1,727	83,051
First Merchants Corp.		2,436	20,657
First Midwest Bancorp, Inc./Illinois		6,091	74,067
First of Long Island Corp. (The)	†	1,432	36,817
First State Bancorporation/New Mexico	*†	2,566	795
FirstMerit Corp.	†	13,334	228,411
FNB Corp./Pennsylvania		16,886	135,595
Fulton Financial Corp.		23,534	227,103
Glacier Bancorp, Inc.	†	8,361	122,656
Great Southern Bancorp, Inc.	†	1,809	36,741
Green Bankshares, Inc.	*†	2,129	27,187
Guaranty Bancorp	*	20,379	21,602
Hancock Holding Co.	†	5,296	176,675
Hanmi Financial Corp.	*†	5,069	6,387
Heritage Commerce Corp.	*	5,846	20,753
Heritage Financial Corp./Washington	*	972	14,551
IBERIABANK Corp.		2,647	136,268
Independent Bank Corp./Massachusetts	†	3,125	77,125
Independent Bank Corp./Michigan	†	3,884	1,472
Integra Bank Corp.	*†	1,659	1,261
International Bancshares Corp.	†	6,833	114,043
Investors Bancorp, Inc.	*	15,442	202,599
Lakeland Financial Corp.		4,180	83,516
Macatawa Bank Corp.	*†	1,599	1,919
MainSource Financial Group, Inc.		3,185	22,836
MB Financial, Inc.	†	3,847	70,746
Merchants Bancshares, Inc.	†	1,298	28,842
Midsouth Bancorp, Inc.	†	3,651	46,623
MidWestOne Financial Group, Inc.	†	4,566	70,682
Nara Bancorp, Inc.	*	14,573	122,850
National Penn Bancshares, Inc.		6,952	41,782
NBT Bancorp, Inc.		4,152	84,784
Northern States Financial Corp.	*	4,695	10,986
Northfield Bancorp, Inc.	†	6,837	88,744
Old National Bancorp/Indiana	†	20,268	209,976
Old Second Bancorp, Inc.	†	1,975	3,950
Oriental Financial Group, Inc. (Puerto Rico)	†	5,322	67,377
Pacific Capital Bancorp	*†	5,547	3,994
Pacific Premier Bancorp, Inc.	*	977	4,094
PacWest Bancorp		2,392	43,798
Park National Corp.	†	1,146	74,536
Peapack Gladstone Financial Corp.		1,086	12,706
Peoples Bancorp, Inc./Ohio		1,235	17,908
Peoples Financial Corp./Mississippi		3,749	39,739
Pinnacle Financial Partners, Inc.	*†	2,764	35,517
Popular, Inc. (Puerto Rico)	*	88,355	236,791
Preferred Bank/California	*†	4,473	9,349
PrivateBancorp, Inc.		12,737	141,126
Prosperity Bancshares, Inc.		6,259	217,500
Renasant Corp.	†	2,255	32,359
Republic Bancorp, Inc./Kentucky, Class A		2,055	46,032
Royal Bancshares of Pennsylvania, Inc., Class A	*	11,522	34,566
S&T Bancorp, Inc.	†	2,764	54,617
Sandy Spring Bancorp, Inc.	†	2,239	31,368
Santander BanCorp (Puerto Rico)	*†	511	6,459
Seacoast Banking Corp. of Florida	*†	2,998	3,987
Shore Bancshares, Inc.		5,419	64,540
Sierra Bancorp	†	5,758	66,217
Signature Bank/New York	*	3,883	147,593
Simmons First National Corp., Class A		2,377	62,420
South Financial Group, Inc. (The)		10,203	2,780
Southwest Bancorp, Inc./Oklahoma		2,739	36,401
State Bancorp, Inc./New York		3,354	31,863
Sterling Bancorp/New York		3,135	28,215
Sterling Bancshares, Inc./Texas		8,065	37,986
Sterling Financial Corp./Washington	*†	4,010	2,205
Suffolk Bancorp	†	1,614	49,937
Superior Bancorp	*†	9,432	18,204
Susquehanna Bancshares, Inc.	†	7,650	63,724
SVB Financial Group	*	3,535	145,748
SY Bancorp, Inc.	†	2,543	58,438
Synovus Financial Corp.		85,830	218,008
TCF Financial Corp.	†	11,585	192,427
Texas Capital Bancshares, Inc.	*†	4,544	74,522
Tompkins Financial Corp.	†	1,087	41,034
TowneBank/Virginia	†	2,280	33,106
Trustmark Corp.	†	6,697	139,432
UMB Financial Corp.	†	3,926	139,609
Umpqua Holdings Corp.		12,005	137,817
Union First Market Bankshares Corp.		2,131	26,126
United Bankshares, Inc.	†	4,222	101,075
United Community Banks, Inc./Georgia	*	19,329	76,350
Valley National Bancorp	†	18,782	255,811
Virginia Commerce Bancorp, Inc.	*†	10,179	63,619
Washington Trust Bancorp, Inc.		2,413	41,118
Webster Financial Corp.		10,567	189,572
WesBanco, Inc.		2,340	39,429
West Coast Bancorp/Oregon		8,317	21,208
Westamerica Bancorporation		4,834	253,882
Western Alliance Bancorp	*	28,710	205,851
Whitney Holding Corp./Louisiana		13,698	126,706
Wilmington Trust Corp.		14,631	162,258
Wilshire Bancorp, Inc.	†	9,585	83,869
Wintrust Financial Corp.	†	2,780	92,685
			12,266,452

Commercial Services & Supplies—1.5%
ABM Industries, Inc.	†	4,088	85,644
ACCO Brands Corp.	*	6,182	30,848
American Reprographics Co.	*	3,490	30,468
APAC Customer Services, Inc.	*	1,972	11,240
ATC Technology Corp.	*	3,157	50,891

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Bowne & Co., Inc.		15,821	$177,512
Brink’s Co. (The)		4,902	93,285
Casella Waste Systems, Inc., Class A	*	5,820	22,232
Cenveo, Inc.	*	10,269	56,274
Clean Harbors, Inc.	*	2,843	188,804
Consolidated Graphics, Inc.	*	699	30,225
Copart, Inc.	*	7,116	254,824
Cornell Cos., Inc.	*	5,073	136,311
Corrections Corp. of America	*†	17,225	328,653
Courier Corp.		1,904	23,248
Covanta Holding Corp.	*	17,099	283,672
Deluxe Corp.		6,291	117,956
EnergySolutions, Inc.		17,158	87,334
Ennis, Inc.		2,217	33,277
G&K Services, Inc., Class A		1,576	32,544
Geo Group, Inc. (The)	*	5,626	116,739
Healthcare Services Group, Inc.		3,902	73,943
Herman Miller, Inc.		5,018	94,690
HNI Corp.		3,310	91,323
Interface, Inc., Class A		3,470	37,268
Intersections, Inc.	*	1,900	7,885
Kimball International, Inc., Class B		4,445	24,581
Knoll, Inc.		4,195	55,751
M&F Worldwide Corp.	*	1,251	33,902
McGrath Rentcorp		2,460	56,039
Metalico, Inc.	*	1,513	6,022
Mine Safety Appliances Co.		2,725	67,525
Mobile Mini, Inc.	*†	3,320	54,050
Multi-Color Corp.		1,912	19,579
Perma-Fix Environmental Services, Inc.	*	25,765	41,482
Rollins, Inc.		10,958	226,721
Standard Register Co. (The)	†	1,650	5,181
Steelcase, Inc., Class A	†	13,461	104,323
Sykes Enterprises, Inc.	*	3,519	50,075
Team, Inc.	*†	1,659	21,650
Tetra Tech, Inc.	*	6,841	134,152
TRC Cos., Inc.	*	11,036	34,101
United Stationers, Inc.	*	2,055	111,936
US Ecology, Inc.		9,547	139,100
Viad Corp.		1,978	34,912
Virco Mfg. Corp.		1,859	5,577
Waste Connections, Inc.	*	11,552	403,049
			4,126,798

Communications Equipment—1.8%
ADC Telecommunications, Inc.	*†	10,538	78,087
ADTRAN, Inc.	†	9,841	268,364
Alliance Fiber Optic Products, Inc.		4,818	6,745
AltiGen Communications, Inc.	*	4,110	2,918
Anaren, Inc.	*	2,003	29,925
Arris Group, Inc.	*	13,085	133,336
Aruba Networks, Inc.	*†	8,773	124,927
Aviat Networks, Inc.	*	4,485	16,281
BigBand Networks, Inc.	*	9,995	30,185
Black Box Corp.		1,414	39,436
Blonder Tongue Laboratories, Inc.	*	2,285	2,970
Blue Coat Systems, Inc.	*	7,314	149,425
Brocade Communications Systems, Inc.	*	47,452	244,852
Ciena Corp.	*	11,091	140,634
CommScope, Inc.	*	9,410	223,676
Comtech Telecommunications Corp.	*†	3,394	101,582
DG FastChannel, Inc.	*†	1,773	57,764
Digi International, Inc.	*	2,517	20,816
Digital Angel Corp.	*	584	293
Ditech Networks, Inc.	*	3,980	5,055
EchoStar Corp., Class A	*	4,738	90,401
Emcore Corp.	*†	6,178	5,498
EMS Technologies, Inc.	*	1,782	26,766
Emulex Corp.	*	9,660	88,679
EndWave Corp.	*	912	3,010
Extreme Networks, Inc.	*	9,940	26,838
F5 Networks, Inc.	*	11,292	774,292
Finisar Corp.	*†	5,319	79,253
Globecomm Systems, Inc.	*	5,067	41,803
Harmonic, Inc.	*	16,372	89,064
Hughes Communications, Inc.	*	2,954	71,871
Identive Group, Inc.	*	1,494	2,390
Infinera Corp.	*	8,890	57,163
InterDigital, Inc.	*†	5,968	147,350
Ixia	*	5,492	47,176
KVH Industries, Inc.	*	3,755	46,637
Loral Space & Communications, Inc.	*†	1,513	64,635
NETGEAR, Inc.	*	3,410	60,834
Network Engines, Inc.	*	1,330	3,604
Network Equipment Technologies, Inc.	*†	2,454	8,564
Numerex Corp., Class A	*	1,800	7,812
Oclaro, Inc.	*†	4,578	50,770
Oplink Communications, Inc.	*	1,808	25,909
Optelecom-NKF, Inc.	*	3,399	4,929
Optical Cable Corp.	*	241	704
ORBCOMM, Inc.	*	3,512	6,392
Palm, Inc.	*	15,774	89,754
Parkervision, Inc.	*	2,943	3,738
Performance Technologies, Inc.	*	794	1,969
Plantronics, Inc.	†	5,895	168,597
Polycom, Inc.	*	12,263	365,315
Powerwave Technologies, Inc.	*†	8,448	13,010
Riverbed Technology, Inc.	*†	10,699	295,506
SeaChange International, Inc.	*	3,359	27,645
Sonus Networks, Inc.	*	58,914	159,657
Sycamore Networks, Inc.		1,477	24,548
Symmetricom, Inc.	*	6,110	31,100
Tekelec	*†	6,288	83,253
Tollgrade Communications, Inc.	*	5,462	34,411
UTStarcom, Inc.	*†	14,322	26,352
Viasat, Inc.	*	2,822	91,884
Westell Technologies, Inc., Class A	*	3,671	5,727
Zoom Technologies, Inc.	*†	542	2,775
			4,934,856

Computers & Peripherals—0.8%
3PAR, Inc.	*†	3,566	33,199
ActivIdentity Corp.	*†	5,830	11,135
ADPT Corp.	*	45,448	131,345
Avid Technology, Inc.	*	2,658	33,836
Concurrent Computer Corp.	*	759	3,507
Cray, Inc.	*	4,598	25,657
Dataram Corp.	*†	1,175	1,751
Diebold, Inc.	†	9,120	248,520
Dot Hill Systems Corp.	*	3,866	4,601
Electronics for Imaging, Inc.	*	3,912	38,142
Hutchinson Technology, Inc.	*	2,054	8,894

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Hypercom Corp.	*	4,002	$18,569
iGO, Inc.	*	2,804	4,206
Imation Corp.	*	13,307	122,291
Immersion Corp.	*	5,977	30,244
Intermec, Inc.	*	4,513	46,258
Intevac, Inc.	*	3,057	32,618
NCR Corp.	*	14,128	171,231
Novatel Wireless, Inc.	*†	6,808	39,078
Overland Storage, Inc.	*	9,851	19,899
Presstek, Inc.	*	6,107	21,558
Quantum Corp.	*	58,778	110,503
Rimage Corp.	*	924	14,627
Seagate Technology (Cayman Islands)	*	55,086	718,321
Silicon Graphics International Corp.	*	3,088	21,863
STEC, Inc.	*†	12,383	155,530
Stratasys, Inc.	*†	1,962	48,187
Synaptics, Inc.	*†	3,209	88,247
TransAct Technologies, Inc.	*	889	6,490
			2,210,307

Construction & Engineering—0.8%
Aecom Technology Corp.	*	12,879	296,990
Comfort Systems USA, Inc.		3,803	36,737
Dycom Industries, Inc.	*	5,316	45,452
EMCOR Group, Inc.	*	6,332	146,712
Furmanite Corp.	*	4,100	16,277
Granite Construction, Inc.		5,033	118,678
Insituform Technologies, Inc., Class A	*†	2,980	61,030
KBR, Inc.		21,622	439,791
Layne Christensen Co.	*	1,813	44,002
MasTec, Inc.	*	7,089	66,637
Northwest Pipe Co.	*	1,025	19,475
Orion Marine Group, Inc.	*	7,828	111,158
Pike Electric Corp.	*	1,369	12,896
Shaw Group, Inc. (The)	*	12,224	418,305
Sterling Construction Co., Inc.	*	1,751	22,658
Tutor Perini Corp.	*	4,186	68,985
URS Corp.	*	8,049	316,728
			2,242,511

Construction Materials—0.2%
Eagle Materials, Inc.		4,454	115,492
Headwaters, Inc.	*	2,476	7,032
Martin Marietta Materials, Inc.	†	3,473	294,545
Texas Industries, Inc.		2,313	68,326
			485,395

Consumer Finance—0.3%
Advance America Cash Advance Centers, Inc.		6,040	24,945
AmeriCredit Corp.	*	8,974	163,506
Cash America International, Inc.		4,253	145,751
CompuCredit Holdings Corp.		2,023	8,011
Dollar Financial Corp.	*	5,148	101,879
Ezcorp, Inc., Class A	*	6,505	120,668
First Cash Financial Services, Inc.	*†	4,879	106,362
First Marblehead Corp. (The)	*	4,118	9,677
Nelnet, Inc., Class A	†	4,517	87,088
Rewards Network, Inc.		4,072	55,664
Student Loan Corp. (The)		247	5,948
World Acceptance Corp.	*†	1,219	46,700
			876,199

Containers & Packaging—0.9%
AEP Industries, Inc.	*	1,109	26,483
AptarGroup, Inc.		5,916	223,743
Crown Holdings, Inc.	*	25,366	635,165
Graphic Packaging Holding Co.	*	15,948	50,236
Greif, Inc., Class A		3,616	200,833
Myers Industries, Inc.		1,717	13,890
Packaging Corp. of America		16,549	364,409
Rock-Tenn Co., Class A		3,973	197,339
Silgan Holdings, Inc.		6,184	175,502
Sonoco Products Co.		8,131	247,833
Temple-Inland, Inc.		14,650	302,815
			2,438,248

Distributors—0.1%
Audiovox Corp., Class A	*	2,945	21,646
LKQ Corp.	*	15,803	304,682
			326,328

Diversified Consumer Services—1.0%
American Public Education, Inc.	*	2,444	106,803
Capella Education Co.	*†	3,030	246,491
Career Education Corp.	*	11,019	253,657
Coinstar, Inc.	*†	3,326	142,918
Corinthian Colleges, Inc.	*†	12,128	119,461
Education Management Corp.	*†	2,173	33,138
Grand Canyon Education, Inc.	*	3,487	81,700
Hillenbrand, Inc.		5,927	126,779
ITT Educational Services, Inc.	*†	4,939	410,036
Jackson Hewitt Tax Service, Inc.	*†	5,730	6,475
K12, Inc.	*†	3,737	82,887
Learning Tree International, Inc.	*	4,044	43,877
Matthews International Corp., Class A		3,279	96,009
Pre-Paid Legal Services, Inc.	*†	780	35,482
Princeton Review, Inc.	*†	11,268	26,142
Regis Corp.	†	6,820	106,187
Service Corp. International	†	35,372	261,753
Sotheby’s		8,357	191,125
Steiner Leisure Ltd. (Bahamas)	*†	1,645	63,234
Stewart Enterprises, Inc., Class A	†	6,846	37,037
Strayer Education, Inc.	†	944	196,248
Universal Technical Institute, Inc.	*	2,513	59,407
Weight Watchers International, Inc.	†	3,890	99,934
			2,826,780

Diversified Financial Services—0.4%
Asset Acceptance Capital Corp.	*	3,797	15,720
Asta Funding, Inc.	†	1,791	17,677
Interactive Brokers Group, Inc., Class A	*†	5,854	97,176
MarketAxess Holdings, Inc.	†	4,426	61,034
Medallion Financial Corp.		2,518	16,619
MSCI, Inc., Class A	*	15,704	430,290
PHH Corp.	*	9,842	187,392
Pico Holdings, Inc.	*	1,955	58,591
Portfolio Recovery Associates, Inc.	*	1,413	94,360
Resource America, Inc., Class A		1,547	5,956
			984,815

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)

Diversified Telecommunication Services—0.5%
8x8, Inc.	*	25,847	$32,309
AboveNet, Inc.	*	1,644	77,564
Alaska Communications Systems Group, Inc.	†	4,537	38,519
Atlantic Tele-Network, Inc.	†	1,034	42,704
Cbeyond, Inc.	*†	3,092	38,650
Cincinnati Bell, Inc.	*†	49,090	147,761
Cogent Communications Group, Inc.	*	3,453	26,174
Consolidated Communications Holdings, Inc.		10,790	183,538
General Communication, Inc., Class A	*	3,847	29,199
Global Crossing Ltd. (Bermuda)	*	4,359	46,075
HickoryTech Corp.	†	2,286	15,430
IDT Corp., Class B	*	1,600	20,400
Integrated Telecom Express, Inc.	*‡d	1,103	—
Level 3 Communications, Inc.	*	260,929	284,413
Neutral Tandem, Inc.	*†	5,270	59,287
PAETEC Holding Corp.	*	14,158	48,279
Premiere Global Services, Inc.	*	5,642	35,770
Superior TeleCom, Inc.	*‡d	2,014	—
SureWest Communications	*	6,213	39,390
tw telecom inc.	*	14,756	246,130
XETA Technologies, Inc.	*	1,947	5,938
			1,417,530

Electric Utilities—1.4%
Allete, Inc.		2,672	91,489
Central Vermont Public Service Corp.	†	6,116	120,730
Cleco Corp.		9,080	239,803
DPL, Inc.		18,189	434,717
El Paso Electric Co.	*	5,489	106,212
Empire District Electric Co. (The)		11,096	208,272
Great Plains Energy, Inc.		21,496	365,862
Hawaiian Electric Industries, Inc.		13,850	315,503
IDACORP, Inc.		5,144	171,141
ITC Holdings Corp.		5,806	307,195
MGE Energy, Inc.		4,750	171,190
NV Energy, Inc.		38,483	454,484
PNM Resources, Inc.		12,182	136,195
Portland General Electric Co.		12,338	226,156
UIL Holdings Corp.		2,136	53,464
Unisource Energy Corp.		4,410	133,094
Unitil Corp.	†	1,689	35,317
Westar Energy, Inc.		15,071	325,684
			3,896,508

Electrical Equipment—1.2%
A123 Systems, Inc.	*†	16,383	154,492
Active Power, Inc.	*	28,492	22,227
Acuity Brands, Inc.	†	3,098	112,705
American Superconductor Corp.	*†	4,615	123,174
AMETEK, Inc.		12,936	519,380
AZZ, Inc.	†	1,134	41,697
Baldor Electric Co.		4,046	145,980
Belden, Inc.	†	4,570	100,540
Brady Corp., Class A		4,341	108,178
C&D Technologies, Inc.	*†	5,424	4,779
Capstone Turbine Corp.	*†	15,089	14,787
Encore Wire Corp.	†	1,693	30,796
EnerSys	*	9,805	209,533
Franklin Electric Co., Inc.		3,929	113,234
FuelCell Energy, Inc.	*†	9,197	10,852
General Cable Corp.	*†	5,830	155,369
GrafTech International Ltd.	*	14,017	204,928
Hubbell, Inc., Class B		4,476	177,652
II-VI, Inc.	*	1,982	58,727
LaBarge, Inc.	*†	2,232	25,467
LSI Industries, Inc.		3,003	14,655
Magnetek, Inc.	*	4,586	4,219
Orbit International Corp.	*	2,812	9,589
Plug Power, Inc.	*	8,935	4,110
Powell Industries, Inc.	*	1,046	28,598
PowerSecure International, Inc.	*†	2,650	24,088
Regal-Beloit Corp.		4,609	257,090
Servotronics, Inc.		3,119	28,071
Thomas & Betts Corp.	*	7,800	270,660
Ultralife Corp.	*	3,672	15,790
Universal Security Instruments, Inc.	*	266	1,583
Valence Technology, Inc.	*†	4,773	3,437
Vicor Corp.	*	3,481	43,478
Woodward Governor Co.		4,951	126,399
			3,166,264

Electronic Equipment, Instruments & Components—2.1%
Agilysys, Inc.		2,266	15,160
Anixter International, Inc.	*	4,318	183,947
Arrow Electronics, Inc.	*	13,924	311,201
Avnet, Inc.	*	21,240	512,096
AVX Corp.		4,035	51,729
Benchmark Electronics, Inc.	*	8,272	131,111
Brightpoint, Inc.	*	11,893	83,251
CalAmp Corp.	*†	7,372	15,702
Checkpoint Systems, Inc.	*†	2,970	51,559
Cogent, Inc.	*	17,179	154,783
Cognex Corp.		3,335	58,629
Coherent, Inc.	*	2,327	79,816
CTS Corp.		4,578	42,301
Daktronics, Inc.	†	3,564	26,730
Dolby Laboratories, Inc., Class A	*	5,544	347,553
DTS, Inc.	*†	1,605	52,756
Echelon Corp.	*†	3,748	27,473
Electro Rent Corp.		2,563	32,781
Electro Scientific Industries, Inc.	*	3,685	49,232
Electro-Sensors, Inc.		2,581	10,169
FARO Technologies, Inc.	*	1,212	22,677
Frequency Electronics, Inc.	*	822	3,822
Gerber Scientific, Inc.	*	3,478	18,607
ID Systems, Inc.	*	2,437	6,458
Ingram Micro, Inc., Class A	*	27,318	414,960
Insight Enterprises, Inc.	*	2,944	38,743
IPG Photonics Corp.	*†	6,852	104,356
Iteris, Inc.	*	4,264	5,756
Itron, Inc.	*	5,025	310,646
Keithley Instruments, Inc.	†	2,170	19,161
L-1 Identity Solutions, Inc.	*	6,227	50,999
LeCroy Corp.	*	2,720	13,029
Lightpath Technologies, Inc., Class A	*†	17,646	28,057
Littelfuse, Inc.	*	2,845	89,931
LoJack Corp.	*	1,880	6,937
LRAD Corp.	*†	3,686	4,608
Maxwell Technologies, Inc.	*†	3,381	38,543

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Measurement Specialties, Inc.	*	3,063	$41,963
Mercury Computer Systems, Inc.	*	2,443	28,656
Mesa Laboratories, Inc.		1,200	28,824
Methode Electronics, Inc.		12,888	125,529
Microvision, Inc.	*†	11,623	34,404
MTS Systems Corp.		1,818	52,722
National Instruments Corp.		6,401	203,424
Newport Corp.	*	3,015	27,316
NU Horizons Electronics Corp.	*	3,069	9,391
OI Corp.		1,600	12,360
OSI Systems, Inc.	*	2,179	60,511
Park Electrochemical Corp.		1,950	47,600
PC Connection, Inc.	*	2,755	16,695
Planar Systems, Inc.	*	8,504	14,542
Plexus Corp.	*†	4,010	107,227
Power-One, Inc.	*†	22,036	148,743
Radisys Corp.	*	2,757	26,247
Research Frontiers, Inc.	*	2,932	12,960
Rofin-Sinar Technologies, Inc.	*†	3,102	64,584
Rogers Corp.	*†	1,417	39,350
Sanmina-SCI Corp.	*	8,065	109,765
ScanSource, Inc.	*	1,798	44,824
Sigmatron International, Inc.	*	283	1,500
SMART Modular Technologies (WWH), Inc.	*	10,564	61,799
Spectrum Control, Inc.	*	1,195	16,706
SYNNEX Corp.	*†	3,024	77,475
Tech Data Corp.	*	6,682	238,013
Technitrol, Inc.		7,988	25,242
Trans-Lux Corp.	*	867	529
Trimble Navigation Ltd.	*	13,717	384,076
TTM Technologies, Inc.	*	3,547	33,697
Universal Display Corp.	*†	2,789	50,146
Vishay Intertechnology, Inc.	*	15,234	117,911
X-Rite, Inc.	*†	2,441	9,007
Zygo Corp.	*	2,489	20,186
			5,709,193

Energy Equipment & Services—1.7%
Allis-Chalmers Energy, Inc.	*	4,292	8,842
Atwood Oceanics, Inc.	*	5,328	135,971
Basic Energy Services, Inc.	*†	2,408	18,542
Bolt Technology Corp.	*	3,477	30,424
Bristow Group, Inc.	*†	2,203	64,768
Bronco Drilling Co., Inc.	*†	9,298	31,148
Cal Dive International, Inc.	*	25,404	148,613
CARBO Ceramics, Inc.		1,582	114,205
Complete Production Services, Inc.	*	10,414	148,920
Dawson Geophysical Co.	*†	930	19,781
Dresser-Rand Group, Inc.	*	9,930	313,292
Dril-Quip, Inc.	*	3,007	132,368
Exterran Holdings, Inc.	*	5,880	151,763
Global Industries Ltd.	*	33,055	148,417
Gulfmark Offshore, Inc., Class A	*	3,081	80,722
Helix Energy Solutions Group, Inc.	*	9,910	106,731
Hercules Offshore, Inc.	*	19,298	46,894
Hornbeck Offshore Services, Inc.	*	2,714	39,624
ION Geophysical Corp.	*	12,292	42,776
Key Energy Services, Inc.	*†	28,897	265,274
Lufkin Industries, Inc.		4,644	181,070
Matrix Service Co.	*	2,410	22,437
Mitcham Industries, Inc.	*	3,707	25,022
Natural Gas Services Group, Inc.	*†	2,837	42,924
Newpark Resources, Inc.	*	9,665	58,473
Oceaneering International, Inc.	*	5,969	268,008
Oil States International, Inc.	*	5,059	200,235
OYO Geospace Corp.	*	550	26,664
Parker Drilling Co.	*†	9,263	36,589
Patterson-UTI Energy, Inc.		24,202	311,480
PHI, Inc.	*	1,283	18,077
Pioneer Drilling Co.	*	6,698	37,978
Pride International, Inc.	*	24,165	539,846
RPC, Inc.		4,269	58,272
SEACOR Holdings, Inc.	*	2,330	164,638
Sulphco, Inc.	*†	8,130	2,211
Superior Energy Services, Inc.	*	6,470	120,795
T-3 Energy Services, Inc.	*†	4,037	112,632
Tetra Technologies, Inc.	*	7,968	72,349
Tidewater, Inc.		5,071	196,349
Trico Marine Services, Inc.	*†	1,353	677
Unit Corp.	*†	4,307	174,821
			4,720,622

Food & Staples Retailing—0.5%
Andersons, Inc. (The)		1,795	58,499
Arden Group, Inc., Class A		391	34,357
BJ’s Wholesale Club, Inc.	*	8,066	298,523
Casey’s General Stores, Inc.		5,830	203,467
Great Atlantic & Pacific Tea Co.	*†	9,113	35,541
Nash Finch Co.		1,190	40,650
Pantry, Inc. (The)	*	2,139	30,181
Rite Aid Corp.	*†	144,181	141,297
Ruddick Corp.	†	4,809	149,031
Spartan Stores, Inc.	†	2,807	38,512
United Natural Foods, Inc.	*	3,712	110,915
Village Super Market, Inc., Class A		2,016	52,920
Weis Markets, Inc.		1,103	36,300
Winn-Dixie Stores, Inc.	*†	8,034	77,448
			1,307,641

Food Products—1.7%
American Italian Pasta Co., Class A	*	2,553	134,977
B&G Foods, Inc., Class A		8,159	87,954
Bridgford Foods Corp.		1,169	16,366
Bunge Ltd.		17,978	884,338
Calavo Growers, Inc.	†	1,650	29,634
Cal-Maine Foods, Inc.	†	2,682	85,636
Chiquita Brands International, Inc.	*	4,064	49,378
Corn Products International, Inc.		7,185	217,705
Darling International, Inc.	*	9,960	74,800
Del Monte Foods Co.		30,217	434,823
Diamond Foods, Inc.		3,732	153,385
Dole Food Co., Inc.	*†	10,978	114,501
Farmer Bros. Co.		930	14,034
Flowers Foods, Inc.	†	16,915	413,233
Fresh Del Monte Produce, Inc. (Cayman Islands)	*	3,718	75,252
Green Mountain Coffee Roasters, Inc.	*	14,838	381,337
Griffin Land & Nurseries, Inc.		2,039	51,791
Hain Celestial Group, Inc. (The)	*	7,659	154,482
Inventure Foods, Inc.	*	9,182	28,097

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
J&J Snack Foods Corp.	†	1,866	$78,559
John B. Sanfilippo & Son, Inc.	*	1,899	27,478
Lancaster Colony Corp.	†	2,437	130,038
Lance, Inc.		3,688	60,815
Omega Protein Corp.	*	1,515	6,075
Ralcorp Holdings, Inc.	*	8,122	445,086
Sanderson Farms, Inc.		1,537	77,987
Smart Balance, Inc.	*	7,937	32,462
Smithfield Foods, Inc.	*†	13,736	204,666
Tootsie Roll Industries, Inc.		3,069	72,582
TreeHouse Foods, Inc.	*	3,142	143,464
			4,680,935

Gas Utilities—1.2%
AGL Resources, Inc.		7,758	277,892
Atmos Energy Corp.		11,405	308,391
Chesapeake Utilities Corp.		2,965	93,101
Delta Natural Gas Co., Inc.		3,757	109,892
Energen Corp.		7,181	318,334
Laclede Group, Inc. (The)		1,902	63,013
National Fuel Gas Co.		9,052	415,306
New Jersey Resources Corp.		4,448	156,570
Northwest Natural Gas Co.		2,771	120,732
Piedmont Natural Gas Co., Inc.	†	11,276	285,283
Questar Corp., Class W	*	24,075	388,811
South Jersey Industries, Inc.	†	3,110	133,606
Southwest Gas Corp.	†	3,594	106,023
UGI Corp.		12,631	321,333
WGL Holdings, Inc.		4,885	166,236
			3,264,523

Health Care Equipment & Supplies—2.9%
Abaxis, Inc.	*†	1,864	39,946
ABIOMED, Inc.	*	3,940	38,139
Align Technology, Inc.	*	6,208	92,313
American Medical Systems Holdings, Inc.	*†	9,881	218,568
Analogic Corp.		1,287	58,571
Angiodynamics, Inc.	*†	7,332	108,147
Atrion Corp.	†	308	41,595
Beckman Coulter, Inc.		6,860	413,589
Biolase Technology, Inc.	*†	21,004	31,086
Cantel Medical Corp.		4,511	75,334
Cardiac Science Corp.	*	4,135	4,052
Cerus Corp.	*†	16,123	50,949
Conceptus, Inc.	*	2,419	37,688
Conmed Corp.	*†	6,004	111,855
Cooper Cos., Inc. (The)		4,671	185,859
CryoLife, Inc.	*	4,037	21,760
Cutera, Inc.	*	3,098	28,533
Cyberonics, Inc.	*	2,351	55,672
Cynosure, Inc., Class A	*	772	8,315
DexCom, Inc.	*	3,175	36,703
Edwards Lifesciences Corp.	*	11,354	636,051
Endologix, Inc.	*†	8,683	39,334
ev3, Inc.	*	11,946	267,710
Gen-Probe, Inc.	*	5,401	245,313
Greatbatch, Inc.	*	2,283	50,934
Haemonetics Corp.	*†	3,110	166,447
HealthTronics, Inc.	*	3,781	18,262
Hill-Rom Holdings, Inc.		5,663	172,325
Hologic, Inc.	*	38,529	536,709
ICU Medical, Inc.	*	1,366	43,944
IDEXX Laboratories, Inc.	*†	3,869	235,622
Immucor, Inc.	*†	7,986	152,133
Integra LifeSciences Holdings Corp.	*	2,236	82,732
Invacare Corp.		2,826	58,611
Inverness Medical Innovations, Inc.	*	7,907	210,801
IRIS International, Inc.	*†	2,570	26,060
Kensey Nash Corp.	*†	1,683	39,904
Kinetic Concepts, Inc.	*	6,536	238,629
Masimo Corp.		5,266	125,384
Medical Action Industries, Inc.	*†	1,860	22,301
Meridian Bioscience, Inc.	†	4,370	74,290
Merit Medical Systems, Inc.	*	2,509	40,320
Micrus Endovascular Corp.	*	1,353	28,129
Natus Medical, Inc.	*†	4,325	70,454
Neogen Corp.	*	2,463	64,161
NuVasive, Inc.	*†	3,118	110,564
NxStage Medical, Inc.	*	3,660	54,314
OraSure Technologies, Inc.	*	4,328	20,039
Orthofix International NV (Netherlands Antilles)	*†	2,888	92,560
Orthovita, Inc.	*	8,897	18,061
Osteotech, Inc.	*	1,499	4,752
OTIX Global, Inc.	*	590	2,360
Palomar Medical Technologies, Inc.	*	2,762	30,907
Quidel Corp.	*†	9,589	121,684
ResMed, Inc.	*	8,828	536,831
Rochester Medical Corp.	*†	5,305	50,132
RTI Biologics, Inc.	*	7,464	21,870
Sirona Dental Systems, Inc.	*	6,617	230,536
Somanetics Corp.	*†	1,572	39,221
SonoSite, Inc.	*	1,320	35,785
Spectranetics Corp.	*	3,376	17,488
Staar Surgical Co.	*	13,188	75,435
STERIS Corp.		5,630	174,980
SurModics, Inc.	*†	1,932	31,704
Synovis Life Technologies, Inc.	*	4,579	69,967
Teleflex, Inc.		3,677	199,588
Theragenics Corp.	*	5,822	6,695
ThermoGenesis Corp.	*	4,317	2,115
Thoratec Corp.	*†	5,719	244,373
TomoTherapy, Inc.	*	12,150	38,637
Urologix, Inc.	*†	25,612	27,661
Vision-Sciences, Inc.	*	24,978	24,728
Volcano Corp.	*†	4,832	105,434
West Pharmaceutical Services, Inc.	†	3,358	122,534
Wright Medical Group, Inc.	*	3,907	64,895
Young Innovations, Inc.	†	677	19,058
Zoll Medical Corp.	*	4,029	109,186
			8,009,328

Health Care Providers & Services—3.2%
Alliance HealthCare Services, Inc.	*†	10,817	43,701
Almost Family, Inc.	*	2,502	87,395
Amedisys, Inc.	*†	2,921	128,436
America Service Group, Inc.	†	1,972	33,918
American Dental Partners, Inc.	*†	1,668	20,199
AMERIGROUP Corp.	*†	5,064	164,479
AMN Healthcare Services, Inc.	*	3,864	28,903
Amsurg Corp.	*	3,079	54,868
Bio-Reference Labs, Inc.	*	6,877	152,463
BioScrip, Inc.	*†	3,476	18,214
Brookdale Senior Living, Inc.	*	21,790	326,850
Capital Senior Living Corp.	*	9,966	49,531
CardioNet, Inc.	*	8,331	45,654
Catalyst Health Solutions, Inc.	*	5,865	202,343

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Centene Corp.	*†	3,612	$77,658
Chemed Corp.		2,102	114,853
Chindex International, Inc.	*	1,527	19,133
Clarient, Inc.	*	3,308	10,189
Community Health Systems, Inc.	*	12,136	410,318
Cross Country Healthcare, Inc.	*	2,631	23,653
Emdeon, Inc., Class A	*	5,882	73,701
Emergency Medical Services Corp., Class A	*	3,828	187,687
Emeritus Corp.	*†	5,091	83,034
Ensign Group, Inc. (The)		2,720	44,934
Five Star Quality Care, Inc.	*	4,500	13,590
Genoptix, Inc.	*	4,836	83,179
Gentiva Health Services, Inc.	*†	3,767	101,747
Hanger Orthopedic Group, Inc.	*†	3,263	58,603
Health Management Associates, Inc., Class A	*	38,960	302,719
Health Net, Inc.	*	13,985	340,814
Healthsouth Corp.	*	15,045	281,492
Healthspring, Inc.	*	8,037	124,654
Healthways, Inc.	*	3,517	41,923
Henry Schein, Inc.	*	10,892	597,971
HMS Holdings Corp.	*	3,201	173,558
inVentiv Health, Inc.	*	6,685	171,136
IPC The Hospitalist Co., Inc.	*	3,783	94,953
Kindred Healthcare, Inc.	*†	3,509	45,056
Landauer, Inc.		923	56,192
LHC Group, Inc.	*†	6,648	184,482
LifePoint Hospitals, Inc.	*	5,659	177,693
Lincare Holdings, Inc.	*	12,235	397,760
Magellan Health Services, Inc.	*	4,963	180,256
Mednax, Inc.	*	5,773	321,037
Molina Healthcare, Inc.	*†	2,244	64,627
MWI Veterinary Supply, Inc.	*†	1,472	73,983
National Healthcare Corp.		1,078	37,148
National Research Corp.		1,250	30,138
NovaMed, Inc.	*†	1,634	13,562
Odyssey HealthCare, Inc.	*	4,301	114,923
Omnicare, Inc.		18,221	431,838
Owens & Minor, Inc.		6,388	181,291
PDI, Inc.	*	864	7,154
PharMerica Corp.	*	3,153	46,223
Providence Service Corp. (The)	*	3,898	54,572
PSS World Medical, Inc.	*†	7,358	155,622
Psychemedics Corp.		902	7,342
Psychiatric Solutions, Inc.	*	7,855	257,016
RehabCare Group, Inc.	*†	2,389	52,032
Res-Care, Inc.	*	2,426	23,435
Rural/Metro Corp.	*	8,016	65,250
Skilled Healthcare Group, Inc., Class A	*	2,964	20,126
Sun Healthcare Group, Inc.	*	4,433	35,819
Sunrise Senior Living, Inc.	*	17,453	48,519
Triple-S Management Corp., Class B (Puerto Rico)	*	6,660	123,543
U.S. Physical Therapy, Inc.	*	2,083	35,161
United American Healthcare Corp.	*	4,865	3,114
Universal American Corp.	*	7,408	106,675
Universal Health Services, Inc., Class B		7,962	303,750
VCA Antech, Inc.	*	6,764	167,477
WellCare Health Plans, Inc.	*	4,703	111,649
			8,722,918

Health Care Technology—0.4%
Allscripts-Misys Healthcare Solutions, Inc.	*	7,305	117,611
athenahealth, Inc.	*†	3,145	82,179
Computer Programs & Systems, Inc.	†	3,352	137,164
Eclipsys Corp.	*	5,574	99,440
MedAssets, Inc.	*	9,859	227,546
Medidata Solutions, Inc.	*	5,129	79,448
Mediware Information Systems, Inc.	*	1,191	10,719
Merge Healthcare, Inc.	*	4,320	12,658
Omnicell, Inc.	*	4,056	47,415
Phase Forward, Inc.	*	6,227	103,866
Quality Systems, Inc.	†	2,355	136,566
Vital Images, Inc.	*	1,498	19,099
			1,073,711

Hotels, Restaurants & Leisure—2.5%
AFC Enterprises, Inc.	*	5,988	54,491
Ambassadors Group, Inc.		2,796	31,567
Ambassadors International, Inc.	*	524	246
Ameristar Casinos, Inc.		3,664	55,180
Bally Technologies, Inc.	*	6,174	199,976
Benihana, Inc., Class A	*	680	4,026
Biglari Holdings, Inc.	*	109	31,272
Bluegreen Corp.	*	1,800	5,418
Bob Evans Farms, Inc.	†	2,925	72,014
Boyd Gaming Corp.	*†	8,538	72,488
Brinker International, Inc.		13,492	195,094
Buffalo Wild Wings, Inc.	*	2,278	83,329
Burger King Holdings, Inc.		12,664	213,262
California Pizza Kitchen, Inc.	*	2,265	34,315
CEC Entertainment, Inc.	*	1,994	70,308
Cheesecake Factory, Inc. (The)	*†	7,016	156,176
Chipotle Mexican Grill, Inc.	*	3,437	470,216
Choice Hotels International, Inc.	†	3,101	93,681
Churchill Downs, Inc.		1,567	51,398
CKE Restaurants, Inc.		9,732	121,942
Cosi, Inc.	*	13,495	9,784
Cracker Barrel Old Country Store, Inc.		1,879	87,486
DineEquity, Inc.	*†	1,467	40,959
Domino’s Pizza, Inc.	*	4,270	48,251
Dover Downs Gaming & Entertainment, Inc.		1,687	4,875
Dover Motorsports, Inc.	*	1,645	2,994
Empire Resorts, Inc.	*	2,513	4,096
Gaylord Entertainment Co.	*	4,934	108,992
Great Wolf Resorts, Inc.	*	3,072	6,390
Hyatt Hotels Corp., Class A	*	5,571	206,628
International Speedway Corp., Class A		3,250	83,720
Interval Leisure Group, Inc.	*	2,598	32,345
Isle of Capri Casinos, Inc.	*	1,251	11,584
Jack in the Box, Inc.	*	4,991	97,075
Jamba, Inc.	*†	22,792	48,547
Krispy Kreme Doughnuts, Inc.	*†	5,000	16,850
Landry’s Restaurants, Inc.	*	1,254	30,673
Las Vegas Sands Corp.	*†	44,649	988,529
Life Time Fitness, Inc.	*†	3,312	105,288
Luby’s, Inc.	*†	14,427	55,544
Marcus Corp.		1,805	17,075
McCormick & Schmick’s Seafood Restaurants, Inc.	*	1,401	10,451
MGM Resorts International	*†	32,881	316,973
Monarch Casino & Resort, Inc.	*	2,897	29,347

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Morgans Hotel Group Co.	*†	7,052	$43,440
MTR Gaming Group, Inc.	*	4,525	7,331
Multimedia Games, Inc.	*	2,902	13,059
O’Charleys, Inc.	*	3,157	16,732
Orient-Express Hotels Ltd., Class A (Bermuda)	*	8,088	59,851
P.F. Chang’s China Bistro, Inc.	†	4,257	168,790
Panera Bread Co., Class A	*	3,189	240,100
Papa John’s International, Inc.	*	2,356	54,471
Peet’s Coffee & Tea, Inc.	*	1,297	50,933
Penn National Gaming, Inc.	*	10,757	248,487
Pinnacle Entertainment, Inc.	*	11,468	108,487
Red Robin Gourmet Burgers, Inc.	*†	1,203	20,643
Royal Caribbean Cruises Ltd.	*†	19,659	447,635
Ruby Tuesday, Inc.	*	14,322	121,737
Scientific Games Corp., Class A	*	11,132	102,414
Shuffle Master, Inc.	*	5,440	43,574
Sonic Corp.	*	5,694	44,129
Speedway Motorsports, Inc.		1,680	22,781
Texas Roadhouse, Inc.	*	12,124	153,005
Vail Resorts, Inc.	*	1,427	49,817
Wendy’s/Arby’s Group, Inc., Class A		50,951	203,804
WMS Industries, Inc.	*†	4,087	160,415
			6,762,490

Household Durables—1.0%
American Greetings Corp., Class A	†	4,770	89,485
Bassett Furniture Industries, Inc.	*	610	2,611
Beazer Homes USA, Inc.	*†	18,421	66,868
Blyth, Inc.		877	29,879
Brookfield Homes Corp.	*†	858	5,783
Cavco Industries, Inc.	*	1,216	42,779
CSS Industries, Inc.	†	1,140	18,810
Ethan Allen Interiors, Inc.		1,648	23,055
Furniture Brands International, Inc.	*	4,572	23,866
Helen of Troy Ltd. (Bermuda)	*	3,172	69,974
Hooker Furniture Corp.		3,953	42,139
Hovnanian Enterprises, Inc., Class A	*†	27,242	100,251
Jarden Corp.		7,489	201,229
KB Home		5,000	55,000
Kid Brands, Inc.	*	1,157	8,134
La-Z-Boy, Inc.	*†	8,340	61,966
M/I Homes, Inc.	*	1,741	16,783
MDC Holdings, Inc.		2,998	80,796
Meritage Homes Corp.	*	3,915	63,736
Mohawk Industries, Inc.	*	5,067	231,866
National Presto Industries, Inc.		656	60,916
NVR, Inc.	*	555	363,542
Palm Harbor Homes, Inc.	*†	1,182	2,104
Ryland Group, Inc.	†	3,938	62,299
Sealy Corp.	*†	6,171	16,477
Skyline Corp.	†	918	16,533
Standard Pacific Corp.	*	22,550	75,091
Tempur-Pedic International, Inc.	*	6,645	204,334
Toll Brothers, Inc.	*	17,435	285,237
Tupperware Brands Corp.		7,576	301,904
Universal Electronics, Inc.	*	3,125	51,969
			2,675,416

Household Products—0.4%
Central Garden and Pet Co., Class A	*	2,770	24,847
Church & Dwight Co., Inc.		8,287	519,678
Energizer Holdings, Inc.	*	7,636	383,938
WD-40 Co.		2,756	92,050
			1,020,513

Independent Power Producers & Energy Traders—0.4%
Calpine Corp.	*	58,835	748,381
Dynegy, Inc.	*	12,625	48,606
Mirant Corp.	*	14,401	152,075
Ormat Technologies, Inc.	†	3,146	89,000
RRI Energy, Inc.	*	35,972	136,334
			1,174,396

Industrial Conglomerates—0.5%
Carlisle Cos., Inc.		7,614	275,094
McDermott International, Inc.	*	30,249	655,193
Otter Tail Corp.		2,897	55,999
Raven Industries, Inc.	†	5,412	182,439
Seaboard Corp.		43	64,930
Standex International Corp.		1,584	40,154
Tredegar Corp.		2,467	40,261
			1,314,070

Insurance—4.9%
Alleghany Corp.	*	554	162,488
Allied World Assurance Co. Holdings Ltd. (Bermuda)		5,607	254,446
Alterra Capital Holdings Ltd. (Bermuda)	†	10,842	203,613
Ambac Financial Group, Inc.	*†	30,831	20,657
American Financial Group, Inc.		12,490	341,227
American Independence Corp.	*	430	2,193
American National Insurance Co.		3,374	273,193
American Physicians Capital, Inc.		1,601	49,391
American Physicians Service Group, Inc.	†	4,869	119,047
American Safety Insurance Holdings Ltd.	*†	6,667	104,805
AMERISAFE, Inc.	*†	5,765	101,176
Amtrust Financial Services, Inc.		3,403	40,972
Arch Capital Group Ltd. (Bermuda)	*	7,043	524,704
Argo Group International Holdings Ltd. (Bermuda)		3,031	92,718
Arthur J. Gallagher & Co.		10,971	267,473
Aspen Insurance Holdings Ltd. (Bermuda)		11,011	272,412
Assured Guaranty Ltd. (Bermuda)		11,888	157,754
Axis Capital Holdings Ltd. (Bermuda)		20,169	599,423
Baldwin & Lyons, Inc., Class B	†	1,316	27,649
Brown & Brown, Inc.	†	17,237	329,916
Citizens, Inc.	*	4,717	31,415
CNA Financial Corp.	*†	4,912	125,551
CNA Surety Corp.	*†	1,486	23,880
CNO Financial Group, Inc.	*†	32,018	158,489
Crawford & Co., Class B	*	3,543	11,196
Delphi Financial Group, Inc., Class A		3,694	90,171
eHealth, Inc.	*	4,039	45,923
EMC Insurance Group, Inc.	†	1,041	22,829
Employers Holdings, Inc.		4,738	69,791

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Endurance Specialty Holdings Ltd. (Bermuda)		6,336	$237,790
Enstar Group Ltd. (Bermuda)	*	626	41,591
Erie Indemnity Co., Class A		3,864	175,812
Everest Re Group Ltd. (Bermuda)		5,932	419,511
FBL Financial Group, Inc., Class A		2,268	47,628
Fidelity National Financial, Inc., Class A		31,906	414,459
First American Financial Corp.		11,786	149,446
First Mercury Financial Corp.		1,534	16,230
Flagstone Reinsurance Holdings SA (Luxembourg)		8,048	87,079
FPIC Insurance Group, Inc.	*†	2,681	68,768
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*†	4,754	119,753
Hanover Insurance Group, Inc. (The)		5,482	238,467
Harleysville Group, Inc.		1,278	39,656
HCC Insurance Holdings, Inc.		14,140	350,106
Hilltop Holdings, Inc.	*	7,621	76,286
Horace Mann Educators Corp.		3,101	47,445
Independence Holding Co.		5,932	35,414
Infinity Property & Casualty Corp.		1,280	59,110
Kansas City Life Insurance Co.		1,203	35,573
Markel Corp.	*	1,119	380,460
MBIA, Inc.	*†	15,000	84,150
Meadowbrook Insurance Group, Inc.	†	13,352	115,228
Mercury General Corp.		4,721	195,638
Montpelier Re Holdings Ltd. (Bermuda)		11,723	175,024
National Financial Partners Corp.	*	7,233	70,666
Navigators Group, Inc. (The)	*†	1,745	71,772
NYMAGIC, Inc.	†	1,110	21,412
Old Republic International Corp.	†	29,332	355,797
OneBeacon Insurance Group Ltd., Class A		6,290	90,073
PartnerRe Ltd. (Bermuda)		8,085	567,082
Phoenix Cos., Inc. (The)	*†	29,424	62,085
Platinum Underwriters Holdings Ltd. (Bermuda)		6,503	235,994
PMA Capital Corp., Class A	*	5,374	35,200
Presidential Life Corp.	†	2,568	23,369
ProAssurance Corp.	*	2,725	154,671
Protective Life Corp.		8,161	174,564
Reinsurance Group of America, Inc.		9,999	457,054
RenaissanceRe Holdings Ltd. (Bermuda)		6,423	361,422
RLI Corp.	†	1,980	103,970
Safety Insurance Group, Inc.	†	1,536	56,863
SeaBright Holdings, Inc.	†	3,141	29,777
Selective Insurance Group, Inc.		7,536	111,985
StanCorp Financial Group, Inc.		6,888	279,240
State Auto Financial Corp.		2,585	40,093
Stewart Information Services Corp.		1,684	15,190
Symetra Financial Corp.		14,340	172,080
Tower Group, Inc.		3,847	82,826
Transatlantic Holdings, Inc.		6,903	331,068
United Fire & Casualty Co.		2,592	51,373
Unitrin, Inc.		9,240	236,544
Validus Holdings Ltd. (Bermuda)		10,320	252,014
W.R. Berkley Corp.		21,545	570,081
Wesco Financial Corp.		115	37,168
White Mountains Insurance Group Ltd.		706	228,885
			13,415,444

Internet & Catalog Retail—0.7%
1-800-Flowers.com, Inc., Class A	*	2,113	4,353
Blue Nile, Inc.	*†	1,074	50,564
dELiA*s, Inc.	*	2,555	3,756
Drugstore.Com, Inc.	*	18,137	55,862
Hollywood Media Corp.	*	15,979	18,855
HSN, Inc.	*†	4,502	108,048
Liberty Media Corp.— Interactive, Series A	*	75,203	789,631
NetFlix, Inc.	*	5,090	553,028
NutriSystem, Inc.	†	4,396	100,844
Overstock.com, Inc.	*†	3,326	60,101
Shutterfly, Inc.	*	7,856	188,230
Valuevision Media, Inc., Class A	*	6,193	10,962
			1,944,234

Internet Software & Services—1.2%
AOL, Inc.	*	16,428	341,538
Art Technology Group, Inc.	*†	13,955	47,726
Autobytel, Inc.	*	4,755	5,421
comScore, Inc.	*	2,914	47,994
Constant Contact, Inc.	*†	4,984	106,309
DealerTrack Holdings, Inc.	*	4,113	67,659
Digital River, Inc.	*	4,133	98,820
DivX, Inc.	*	2,892	22,153
Earthlink, Inc.		16,752	133,346
Equinix, Inc.	*†	3,426	278,260
GSI Commerce, Inc.	*	6,146	177,005
IAC/InterActiveCorp	*	15,508	340,711
Imergent, Inc.		1,043	3,776
Infospace, Inc.	*	4,619	34,735
Internap Network Services Corp.	*†	8,921	37,201
Internet Brands, Inc., Class A	*	2,400	24,792
Internet Capital Group, Inc.	*	6,770	51,452
Ipass, Inc.	*	6,163	6,594
j2 Global Communications, Inc.	*†	4,168	91,029
Keynote Systems, Inc.		3,262	29,423
Knot, Inc. (The)	*	3,458	26,903
Limelight Networks, Inc.	*	2,028	8,903
LivePerson, Inc.	*	3,334	22,871
LogMeIn, Inc.	*	3,076	80,683
Looksmart Ltd.	*	4,010	4,732
LoopNet, Inc.	*	1,850	22,810
Marchex, Inc., Class B		2,710	10,433
ModusLink Global Solutions, Inc.	*	3,461	20,870
Move, Inc.	*	12,712	26,060
NaviSite, Inc.	*	15,218	40,023
NIC, Inc.		6,673	42,774
OpenTable, Inc.	*†	4,550	188,688
Openwave Systems, Inc.	*	11,650	23,649
Perficient, Inc.	*	2,090	18,622
Rackspace Hosting, Inc.	*†	12,978	238,016
RealNetworks, Inc.	*	10,782	35,581
Saba Software, Inc.	*	3,576	18,416
SAVVIS, Inc.	*	4,524	66,729

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Stamps.com, Inc.	*	2,642	$27,080
support.com, Inc.	*†	4,962	20,642
Terremark Worldwide, Inc.	*†	7,046	55,029
United Online, Inc.		10,506	60,515
ValueClick, Inc.	*	6,880	73,547
Vertro, Inc.	*	6,581	3,258
Vocus, Inc.	*	2,731	41,730
Web.com Group, Inc.	*†	1,785	6,408
WebMD Health Corp.	*	4,097	190,224
WebMediaBrands, Inc.	*	4,020	3,618
Zix Corp.	*†	12,056	27,247
			3,352,005

IT Services—2.0%
Acxiom Corp.	*	6,440	94,604
Alliance Data Systems Corp.	*†	7,629	454,078
Broadridge Financial Solutions, Inc.		24,344	463,753
CACI International, Inc., Class A	*	2,488	105,690
Cass Information Systems, Inc.		1,213	41,545
Ciber, Inc.	*	5,015	13,892
Convergys Corp.	*†	16,876	165,554
CoreLogic, Inc.		11,786	208,141
CSG Systems International, Inc.	*	3,644	66,794
Cybersource Corp.	*	12,452	317,900
DST Systems, Inc.		7,583	274,050
Edgewater Technology, Inc.	*	2,568	7,422
Euronet Worldwide, Inc.	*	6,728	86,051
Forrester Research, Inc.	*	1,573	47,599
Gartner, Inc., Class A	*	11,319	263,167
Genpact Ltd. (Bermuda)	*	13,327	206,968
Global Cash Access Holdings, Inc.	*†	21,059	151,835
Global Payments, Inc.		7,498	273,977
Hackett Group, Inc. (The)	*†	7,902	22,205
Heartland Payment Systems, Inc.		4,287	63,619
Hewitt Associates, Inc., Class A	*	11,846	408,213
iGATE Corp.		2,997	38,422
infoGROUP, Inc.	*	6,036	48,167
Integral Systems, Inc.	*	2,356	14,961
Lender Processing Services, Inc.		10,512	329,131
Lionbridge Technologies, Inc.	*	18,369	83,946
Management Network Group, Inc.	*	320	861
Mantech International Corp., Class A	*	3,037	129,285
Mastech Holdings, Inc.	*	357	1,092
MAXIMUS, Inc.		1,558	90,161
MoneyGram International, Inc.	*	12,347	30,250
NCI, Inc., Class A	*	1,956	44,166
NeuStar, Inc., Class A	*	8,680	178,982
Online Resources Corp.	*	2,780	11,537
Pfsweb, Inc.	*†	1,209	3,458
Sapient Corp.		19,951	202,303
SRA International, Inc., Class A	*	3,081	60,603
StarTek, Inc.	*	1,875	7,312
Syntel, Inc.		2,183	74,113
TeleTech Holdings, Inc.	*	4,057	52,295
TNS, Inc.	*†	3,998	69,725
Unisys Corp.	*	5,094	94,188
VeriFone Systems, Inc.	*†	7,751	146,726
Wright Express Corp.	*	3,218	95,575
			5,544,316

Leisure Equipment & Products—0.2%
Arctic Cat, Inc.	*	1,738	15,833
Brunswick Corp.	†	9,596	119,278
Callaway Golf Co.		5,616	33,921
Jakks Pacific, Inc.	*	2,425	34,872
Leapfrog Enterprises, Inc.	*	3,363	13,519
Nautilus, Inc.	*	2,480	3,770
Polaris Industries, Inc.		3,115	170,141
Pool Corp.		4,626	101,402
RC2 Corp.	*	1,530	24,648
Smith & Wesson Holding Corp.	*†	19,407	79,375
Steinway Musical Instruments, Inc.	*	1,536	27,325
Sturm Ruger & Co., Inc.	†	2,146	30,752
			654,836

Life Sciences Tools & Services—1.3%
Accelrys, Inc.	*	3,326	21,453
Affymetrix, Inc.	*†	8,830	52,097
Albany Molecular Research, Inc.	*	2,944	15,220
Bio-Rad Laboratories, Inc., Class A	*	2,830	244,767
Bruker Corp.	*	16,649	202,452
Caliper Life Sciences, Inc.	*	3,187	13,608
Cambrex Corp.	*	2,958	9,318
Charles River Laboratories International, Inc.	*	9,247	316,340
Covance, Inc.	*	6,271	321,828
Dionex Corp.	*	1,461	108,786
Enzo Biochem, Inc.	*	6,306	25,665
eResearchTechnology, Inc.	*	4,314	33,994
Furiex Pharmaceuticals, Inc.	*	1,473	14,966
Illumina, Inc.	*	17,575	765,040
Kendle International, Inc.	*	1,230	14,170
Luminex Corp.	*	4,012	65,075
Mettler-Toledo International, Inc. (Switzerland)	*	3,252	363,021
Parexel International Corp.	*	5,995	129,971
Pharmaceutical Product Development, Inc.		17,685	449,376
Sequenom, Inc.	*†	16,133	95,346
Techne Corp.		3,552	204,062
			3,466,555

Machinery—3.8%
3D Systems Corp.	*	2,259	28,350
Actuant Corp., Class A		9,423	177,435
AGCO Corp.	*†	9,628	259,667
Albany International Corp., Class A	†	2,060	33,351
Ampco-Pittsburgh Corp.		986	20,538
ArvinMeritor, Inc.	*	19,363	253,655
Astec Industries, Inc.	*†	1,849	51,273
Badger Meter, Inc.	†	4,287	165,864
Barnes Group, Inc.		3,373	55,283
Blount International, Inc.	*	4,339	44,562
Briggs & Stratton Corp.	†	4,194	71,382
Bucyrus International, Inc.	†	12,611	598,392
Cascade Corp.		779	27,740
Chart Industries, Inc.	*	2,135	33,263
CIRCOR International, Inc.	†	1,935	49,497
CLARCOR, Inc.	†	7,552	268,247
Colfax Corp.	*†	2,950	30,709
Columbus McKinnon Corp.	*	4,765	66,567
Commercial Vehicle Group, Inc.	*	5,880	60,035

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Crane Co.		9,214	$278,355
Donaldson Co., Inc.		10,863	463,307
Dynamic Materials Corp.		6,189	99,272
EnPro Industries, Inc.	*†	3,150	88,672
ESCO Technologies, Inc.		1,735	44,676
Federal Signal Corp.		3,130	18,905
Flow International Corp.	*	9,896	23,355
Force Protection, Inc.	*	21,200	86,920
FreightCar America, Inc.		2,798	63,291
Gardner Denver, Inc.		8,034	358,236
Gorman-Rupp Co. (The)	†	1,890	47,344
Graco, Inc.		6,203	174,863
Graham Corp.		882	13,221
Greenbrier Cos., Inc.	*	1,195	13,384
Harsco Corp.		9,755	229,242
Hurco Cos., Inc.	*	1,248	18,533
IDEX Corp.		9,510	271,701
John Bean Technologies Corp.		3,917	59,734
Joy Global, Inc.		14,274	714,985
Kadant, Inc.	*	1,553	27,053
Kaydon Corp.		3,461	113,728
Kennametal, Inc.		10,704	272,203
L.B. Foster Co., Class A	*	951	24,650
Lincoln Electric Holdings, Inc.		4,042	206,102
Lindsay Corp.	†	969	30,708
Lydall, Inc.	*	2,150	16,426
Manitowoc Co., Inc. (The)		18,391	168,094
Middleby Corp.	*	2,361	125,582
Mueller Industries, Inc.		2,932	72,127
Mueller Water Products, Inc., Class A		30,046	111,471
NACCO Industries, Inc., Class A		310	27,516
Navistar International Corp.	*	6,634	326,393
NN, Inc.	*	6,804	34,020
Nordson Corp.		3,383	189,719
Oshkosh Corp.	*	11,547	359,805
Pentair, Inc.		11,957	385,015
RBC Bearings, Inc.	*	6,724	194,929
Robbins & Myers, Inc.		2,530	55,002
Sauer-Danfoss, Inc.	*	5,746	70,216
SPX Corp.		4,988	263,416
Tecumseh Products Co., Class A	*	1,703	18,937
Tennant Co.	†	1,394	47,145
Terex Corp.	*	13,345	250,085
Timken Co.		11,014	286,254
Titan International, Inc.	†	4,901	48,863
Toro Co. (The)		4,316	212,002
Trinity Industries, Inc.		7,537	133,556
Valmont Industries, Inc.		2,775	201,631
Wabash National Corp.	*	2,596	18,458
WABCO Holdings, Inc.	*	11,316	356,228
Wabtec Corp.		7,646	304,999
Watts Water Technologies, Inc., Class A		2,709	77,640
			10,393,779

Marine—0.2%
Alexander & Baldwin, Inc.		3,735	111,228
American Commercial Lines, Inc.	*†	3,221	72,505
Eagle Bulk Shipping, Inc.	*	13,226	55,814
Excel Maritime Carriers Ltd. (Greece)	*†	15,008	76,841
Genco Shipping & Trading Ltd.	*	4,844	72,612
International Shipholding Corp.		724	16,022
Kirby Corp.	*	5,822	222,691
			627,713

Media—2.6%
A.H. Belo Corp., Class A	*	3,861	25,637
Alloy, Inc.	*	3,318	31,123
Arbitron, Inc.	†	2,121	54,361
Ascent Media Corp., Class A	*†	2,424	61,230
Belo Corp., Class A	*	13,615	77,469
Cablevision Systems Corp., Class A		25,769	618,714
Carmike Cinemas, Inc.	*	6,117	37,069
Cinemark Holdings, Inc.		5,364	70,537
CKX, Inc.	*	6,718	33,523
Clear Channel Outdoor Holdings, Inc., Class A	*	7,978	69,249
Crown Media Holdings, Inc., Class A	*†	4,399	7,742
Cumulus Media, Inc., Class A	*†	3,854	10,290
DISH Network Corp., Class A		31,324	568,531
DreamWorks Animation SKG, Inc., Class A	*	7,178	204,932
E.W. Scripps Co., (The), Class A	*	7,011	52,092
EDCI Holdings, Inc.	*	533	1,914
Emmis Communications Corp., Class A	*	4,461	9,814
Entercom Communications Corp., Class A	*	1,873	16,520
Entravision Communications Corp., Class A	*	4,930	10,402
Gray Television, Inc.	*	3,878	9,346
Harris Interactive, Inc.	*	6,590	6,985
Harte-Hanks, Inc.		3,759	39,282
Interactive Data Corp.		5,082	169,637
John Wiley & Sons, Inc., Class A		4,647	179,700
Journal Communications, Inc., Class A	*	3,220	12,783
Lamar Advertising Co., Class A	*	8,416	206,360
Lee Enterprises, Inc.	*†	6,600	16,962
Liberty Global, Inc., Series A	*†	37,572	976,496
Liberty Media Corp. - Capital, Series A	*	8,284	347,182
Liberty Media Corp. - Starz, Series A	*	9,136	473,610
LIN TV Corp., Class A	*	2,390	12,930
Live Nation Entertainment, Inc.	*	12,489	130,510
Madison Square Garden, Inc., Class A	*	13,823	271,898
Martha Stewart Living Omnimedia, Class A	*†	4,928	24,246
McClatchy Co. (The), Class A	*†	3,506	12,762
Media General, Inc., Class A	*†	1,595	15,567
Mediacom Communications Corp., Class A	*	3,433	23,070
Morningstar, Inc.	*	5,316	226,036
National CineMedia, Inc.		3,917	65,257
Navarre Corp.	*	6,720	14,650
New Frontier Media, Inc.	*	6,104	9,827
Playboy Enterprises, Inc., Class B	*	1,251	5,254
PRIMEDIA, Inc.		5,508	16,138
Radio Unica Communications Corp.	*‡d	1,900	—

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
RCN Corp.	*	3,770	$55,834
Regal Entertainment Group, Class A		14,340	186,994
Salem Communications Corp., Class A	*	850	3,154
Scholastic Corp.	†	2,095	50,531
Sinclair Broadcast Group, Inc., Class A	*	4,220	24,603
Sirius XM Radio, Inc.	*†	569,683	540,914
Valassis Communications, Inc.	*	5,634	178,711
Value Line, Inc.		573	10,394
Virgin Media, Inc.		40,183	670,654
Warner Music Group Corp.	*	4,960	24,106
World Wrestling Entertainment, Inc., Class A		2,315	36,021
			7,009,553

Metals & Mining—1.5%
Allied Nevada Gold Corp.	*	14,263	280,696
AMCOL International Corp.		2,631	61,829
Brush Engineered Materials, Inc.	*	2,925	58,442
Carpenter Technology Corp.		4,339	142,449
Century Aluminum Co.	*	12,417	109,642
Coeur d’Alene Mines Corp.	*	18,566	292,971
Commercial Metals Co.		10,756	142,194
Compass Minerals International, Inc.	†	2,644	185,820
Globe Specialty Metals, Inc.	*†	7,023	72,548
Haynes International, Inc.		1,057	32,587
Hecla Mining Co.	*†	40,979	213,910
Horsehead Holding Corp.	*	2,963	22,400
Kaiser Aluminum Corp.		1,862	64,556
Olympic Steel, Inc.		1,703	39,118
Reliance Steel & Aluminum Co.		8,638	312,264
Rock of Ages Corp.	*	1,387	5,631
Royal Gold, Inc.		5,965	286,320
RTI International Metals, Inc.	*	2,591	62,469
Schnitzer Steel Industries, Inc., Class A		1,822	71,422
Southern Copper Corp.		27,609	732,743
Steel Dynamics, Inc.		29,561	389,910
Stillwater Mining Co.	*†	8,114	94,285
Universal Stainless & Alloy Products, Inc.	*†	2,058	32,907
Walter Energy, Inc.		6,232	379,217
Worthington Industries, Inc.		5,837	75,064
			4,161,394

Multiline Retail—0.5%
99 Cents Only Stores	*	11,183	165,509
Dillard’s, Inc., Class A		6,484	139,406
Dollar General Corp.	*	4,966	136,813
Dollar Tree, Inc.	*	16,192	674,073
Fred’s, Inc., Class A		3,463	38,301
Retail Ventures, Inc.	*	5,577	43,612
Saks, Inc.	*†	11,548	87,649
Tuesday Morning Corp.	*	1,816	7,246
			1,292,609

Multi-Utilities—1.0%
Alliant Energy Corp.		15,892	504,412
Avista Corp.	†	5,411	105,677
Black Hills Corp.		5,338	151,973
CH Energy Group, Inc.		1,512	59,331
MDU Resources Group, Inc.		30,643	552,493
NorthWestern Corp.		2,859	74,906
NSTAR	†	16,497	577,395
OGE Energy Corp.		11,455	418,795
Vectren Corp.		9,838	232,767
			2,677,749

Office Electronics—0.1%
Zebra Technologies Corp., Class A	*	6,386	162,013

Oil, Gas & Consumable Fuels—4.5%
Abraxas Petroleum Corp.	*†	13,781	38,587
Adams Resources & Energy, Inc.		1,462	26,316
Alpha Natural Resources, Inc.	*	13,452	455,619
American Oil & Gas, Inc.	*†	12,364	77,646
Apco Oil and Gas International, Inc.	†	2,488	58,493
Approach Resources, Inc.	*	6,387	43,943
Arch Coal, Inc.		18,710	370,645
Arena Resources, Inc.	*	5,841	186,328
Atlas Energy, Inc.	*	10,207	276,303
ATP Oil & Gas Corp.	*†	7,618	80,675
Berry Petroleum Co., Class A	†	4,186	107,664
Bill Barrett Corp.	*	3,665	112,772
Blue Dolphin Energy Co.	*	3,650	1,314
BP Prudhoe Bay Royalty Trust		1,774	158,152
BPZ Resources, Inc.	*†	15,708	65,188
Brigham Exploration Co.	*†	21,737	334,315
Callon Petroleum Co.	*†	3,060	19,278
Carrizo Oil & Gas, Inc.	*	3,680	57,150
Cheniere Energy, Inc.	*†	8,135	22,941
Cimarex Energy Co.		10,290	736,558
Clayton Williams Energy, Inc.	*	1,241	52,271
Cloud Peak Energy, Inc.	*	10,276	136,260
Comstock Resources, Inc.	*	5,496	152,349
Concho Resources, Inc.	*	8,523	471,578
Contango Oil & Gas Co.	*	2,731	122,212
Continental Resources, Inc.	*	6,795	303,193
CREDO Petroleum Corp.	*†	5,377	39,575
Cross Timbers Royalty Trust		833	28,947
Crosstex Energy, Inc.	*	3,995	25,608
CVR Energy, Inc.	*	12,026	90,436
Delta Petroleum Corp.	*†	18,693	16,076
DHT Holdings, Inc. (Jersey, Channel Islands)		5,478	21,090
Energy XXI Bermuda Ltd. (Bermuda)	*†	1,398	22,060
Evergreen Energy, Inc.	*	4,470	474
EXCO Resources, Inc.		29,396	429,476
Forest Oil Corp.	*	13,513	369,716
Frontier Oil Corp.		11,462	154,164
FX Energy, Inc.	*	12,608	45,641
General Maritime Corp.	†	16,254	98,174
GMX Resources, Inc.	*†	4,998	32,437
Goodrich Petroleum Corp.	*	3,087	37,044
Harvest Natural Resources, Inc.	*	3,340	24,616
Holly Corp.	†	5,010	133,166
Hugoton Royalty Trust		8,143	154,554
International Coal Group, Inc.	*	7,310	28,144
James River Coal Co.	*	4,933	78,533
Kodiak Oil & Gas Corp.	*	15,634	49,872
Mariner Energy, Inc.	*	19,834	426,034
McMoRan Exploration Co.	*	12,011	133,442
National Coal Corp.	*	529	317
Newfield Exploration Co.	*	14,725	719,463
NGAS Resources, Inc.	*†	6,300	6,615

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Overseas Shipholding Group, Inc.		2,227	$82,488
Pacific Ethanol, Inc.	*	9,943	6,364
Patriot Coal Corp.	*	18,041	211,982
Penn Virginia Corp.		4,723	94,980
Petrohawk Energy Corp.	*	34,203	580,425
Petroleum Development Corp.	*	1,839	47,115
Petroquest Energy, Inc.	*†	8,496	57,433
Plains Exploration & Production Co.	*	13,362	275,391
PostRock Energy Corp.	*	295	1,416
Quicksilver Resources, Inc.	*	21,139	232,529
Rentech, Inc.	*†	24,671	24,424
REX American Resources Corp.	*	1,034	16,544
Rosetta Resources, Inc.	*	5,534	109,629
SandRidge Energy, Inc.	*†	28,059	163,584
Ship Finance International Ltd. (Bermuda)	†	8,731	156,110
SM Energy Co.		7,383	296,501
Southern Union Co.		17,630	385,392
Stone Energy Corp.	*†	7,436	82,986
Swift Energy Co.	*	2,908	78,254
Syntroleum Corp.	*†	9,066	14,868
Teekay Corp. (Canada)		2,938	76,887
Tengasco, Inc.	*	9,394	4,237
Toreador Resources Corp. (France)	*	3,690	20,295
Tri-Valley Corp.	*†	10,477	10,582
Ultra Petroleum Corp.	*	17,923	793,093
Uranium Resources, Inc.	*	5,500	2,184
USEC, Inc.	*	11,624	55,330
Vaalco Energy, Inc.	*	14,344	80,326
Verenium Corp.	*†	149	350
W&T Offshore, Inc.		8,355	79,038
Warren Resources, Inc.	*	8,229	23,864
Western Refining, Inc.	*†	21,783	109,568
Westmoreland Coal Co.	*	2,951	23,962
Whiting Petroleum Corp.	*	4,952	388,336
World Fuel Services Corp.	†	5,432	140,906
			12,360,797

Paper & Forest Products—0.3%
Buckeye Technologies, Inc.	*	7,361	73,242
Clearwater Paper Corp.	*	1,554	85,097
Deltic Timber Corp.	†	1,046	43,723
Domtar Corp. (Canada)		4,712	231,595
Louisiana-Pacific Corp.	*†	14,060	94,061
Neenah Paper, Inc.	†	2,110	38,613
P.H. Glatfelter Co.		3,315	35,968
Schweitzer-Mauduit International, Inc.		1,838	92,727
Wausau Paper Corp.	*	3,503	23,715
			718,741

Personal Products—0.6%
Alberto-Culver Co.		11,508	311,752
Elizabeth Arden, Inc.	*	2,728	39,611
Herbalife Ltd. (Cayman Islands)		6,656	306,509
Mannatech, Inc.	*	2,631	5,236
Medifast, Inc.	*†	3,127	81,021
NBTY, Inc.	*	8,679	295,173
Nu Skin Enterprises, Inc., Class A		8,394	209,262
Prestige Brands Holdings, Inc.	*†	19,094	135,185
Reliv International, Inc.		3,018	7,303
USANA Health Sciences, Inc.	*	2,706	98,850
			1,489,902

Pharmaceuticals—1.2%
Adolor Corp.	*	8,628	9,404
Alexza Pharmaceuticals, Inc.	*†	17,706	48,160
Auxilium Pharmaceuticals, Inc.	*†	5,136	120,696
AVANIR Pharmaceuticals, Inc., Class A	*†	9,525	24,479
BioMimetic Therapeutics, Inc.	*†	2,563	28,501
Cadence Pharmaceuticals, Inc.	*†	3,700	25,937
Columbia Laboratories, Inc.	*†	5,940	6,296
CPEX Pharmaceuticals, Inc.	*	201	5,326
Cypress Bioscience, Inc.	*†	4,031	9,271
Depomed, Inc.	*†	7,330	20,524
Durect Corp.	*	7,330	17,812
Emisphere Technologies, Inc.	*†	3,412	10,714
Endo Pharmaceuticals Holdings, Inc.	*	16,505	360,139
Harbor BioSciences, Inc.	*	16,879	4,557
Heska Corp.	*	4,463	2,812
Hi-Tech Pharmacal Co., Inc.	*	2,404	55,076
Impax Laboratories, Inc.	*	4,424	84,321
Inspire Pharmaceuticals, Inc.	*†	4,570	22,804
KV Pharmaceutical Co., Class A	*†	3,009	2,528
Matrixx Initiatives, Inc.	*	1,810	8,326
Medicines Co. (The)	*	5,261	40,036
Medicis Pharmaceutical Corp., Class A		7,704	168,563
Nektar Therapeutics	*	8,780	106,238
Obagi Medical Products, Inc.	*†	2,119	25,047
Optimer Pharmaceuticals, Inc.	*†	4,269	39,574
Pain Therapeutics, Inc.	*	10,298	57,257
Par Pharmaceutical Cos., Inc.	*	4,295	111,498
Penwest Pharmaceuticals Co.	*†	5,730	18,909
Perrigo Co.	†	10,097	596,430
Pozen, Inc.	*†	1,922	13,473
Questcor Pharmaceuticals, Inc.	*†	15,157	154,753
Salix Pharmaceuticals Ltd.	*	6,531	254,905
Santarus, Inc.	*	7,750	19,220
SuperGen, Inc.	*	3,719	7,512
Valeant Pharmaceuticals International	*	8,116	424,386
Viropharma, Inc.	*	6,036	67,664
Vivus, Inc.	*†	23,293	223,613
XenoPort, Inc.	*	3,786	37,141
			3,233,902

Professional Services—1.1%
Acacia Research - Acacia Technologies	*	5,547	78,934
Administaff, Inc.		2,357	56,945
Advisory Board Co. (The)	*	1,300	55,848
Barrett Business Services, Inc.		3,976	49,302
CBIZ, Inc.	*	11,984	76,218
CDI Corp.	†	2,129	33,063
Corporate Executive Board Co. (The)		4,101	107,733
CoStar Group, Inc.	*†	1,557	60,412
CRA International, Inc.	*	1,427	26,870
Diamond Management & Technology Consultants, Inc.		3,731	38,467
Exponent, Inc.	*	1,790	58,569
FTI Consulting, Inc.	*	7,274	317,074
Heidrick & Struggles International, Inc.		2,178	49,702
Hudson Highland Group, Inc.	*	10,844	47,714

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Huron Consulting Group, Inc.	*	2,888	$56,056
ICF International, Inc.	*	3,718	88,972
IHS, Inc., Class A	*†	4,063	237,360
Kelly Services, Inc., Class A	*	2,431	36,149
Kforce, Inc.	*	3,398	43,325
Korn/Ferry International	*	5,840	81,176
LECG Corp.	*†	2,344	6,094
Manpower, Inc.		8,675	374,586
Navigant Consulting, Inc.	*	4,173	43,316
Odyssey Marine Exploration, Inc.	*	8,263	8,263
On Assignment, Inc.	*	3,093	15,558
RCM Technologies, Inc.	*	13,065	58,401
Resources Connection, Inc.	*	3,825	52,020
School Specialty, Inc.	*	1,184	21,395
SFN Group, Inc.	*	6,986	38,144
Towers Watson & Co., Class A		8,585	333,527
TrueBlue, Inc.	*†	4,946	55,346
Verisk Analytics, Inc., Class A	*	10,608	317,179
Volt Information Sciences, Inc.	*	1,251	10,508
			2,934,226

Real Estate Investment Trusts (REITs)—7.8%
Acadia Realty Trust REIT		6,545	110,087
Agree Realty Corp. REIT		2,037	47,503
Alexander’s, Inc. REIT		319	96,631
Alexandria Real Estate Equities, Inc. REIT		4,666	295,684
AMB Property Corp. REIT		18,491	438,422
American Campus Communities, Inc. REIT		9,050	246,975
Annaly Capital Management, Inc. REIT		65,699	1,126,738
Anworth Mortgage Asset Corp. REIT		22,080	157,210
Arbor Realty Trust, Inc. REIT	*	5,065	26,186
Ashford Hospitality Trust, Inc. REIT	*	18,529	135,818
Associated Estates Realty Corp. REIT	†	9,539	123,530
BioMed Realty Trust, Inc. REIT	†	11,550	185,840
Brandywine Realty Trust REIT		12,040	129,430
BRE Properties, Inc. REIT	†	6,792	250,829
BRT Realty Trust REIT	*	9,712	57,301
Camden Property Trust REIT	†	7,975	325,779
Capital Trust, Inc., Class A REIT	*†	4,198	6,927
CapLease, Inc. REIT		16,118	74,304
Capstead Mortgage Corp. REIT		21,675	239,726
CBL & Associates Properties, Inc. REIT		16,769	208,606
Cedar Shopping Centers, Inc. REIT		4,496	27,066
Chimera Investment Corp. REIT		59,608	215,185
Cogdell Spencer, Inc. REIT		15,553	105,138
Cohen & Co., Inc. REIT	*	4,976	24,880
Colonial Properties Trust REIT		11,263	163,651
Corporate Office Properties Trust REIT		10,605	400,445
Cousins Properties, Inc. REIT		21,286	143,468
Cypress Sharpridge Investments, Inc. REIT		12,420	157,237
DCT Industrial Trust, Inc. REIT		18,769	84,836
Developers Diversified Realty Corp. REIT	†	21,387	211,731
DiamondRock Hospitality Co. REIT	*†	17,985	147,837
Digital Realty Trust, Inc. REIT	†	10,192	587,875
Douglas Emmett, Inc. REIT	†	12,435	176,826
Duke Realty Corp. REIT		30,952	351,305
DuPont Fabros Technology, Inc. REIT		7,468	183,414
EastGroup Properties, Inc. REIT	†	3,244	115,422
Education Realty Trust, Inc. REIT	†	17,410	104,982
Entertainment Properties Trust REIT		5,830	221,948
Equity Lifestyle Properties, Inc. REIT		3,906	188,386
Equity One, Inc. REIT		10,099	157,544
Essex Property Trust, Inc. REIT	†	3,036	296,131
Extra Space Storage, Inc. REIT		15,154	210,641
Federal Realty Investment Trust REIT		7,552	530,679
FelCor Lodging Trust, Inc. REIT	*	15,669	78,188
First Industrial Realty Trust, Inc. REIT	*	7,659	36,916
First Potomac Realty Trust REIT	†	4,965	71,347
Franklin Street Properties Corp. REIT		7,176	84,749
General Growth Properties, Inc. REIT		35,030	464,498
Getty Realty Corp. REIT		1,935	43,363
Glimcher Realty Trust REIT		13,195	78,906
Government Properties Income Trust REIT		9,264	236,417
Gramercy Capital Corp. REIT	*	3,048	3,840
Hatteras Financial Corp. REIT		5,888	163,804
Healthcare Realty Trust, Inc. REIT		12,953	284,577
Hersha Hospitality Trust REIT		35,520	160,550
Highwoods Properties, Inc. REIT	†	7,925	219,998
Home Properties, Inc. REIT	†	3,441	155,086
Hospitality Properties Trust REIT		14,906	314,517
HRPT Properties Trust REIT	*	22,924	142,358
Inland Real Estate Corp. REIT		13,771	109,066
Invesco Mortgage Capital, Inc. REIT		9,357	187,234
Investors Real Estate Trust REIT		8,064	71,205
iStar Financial, Inc. REIT	*†	8,506	37,937
Kilroy Realty Corp. REIT		3,793	112,766
Kite Realty Group Trust REIT		8,526	35,639
LaSalle Hotel Properties REIT		9,298	191,260
Lexington Realty Trust REIT		15,470	92,975
Liberty Property Trust REIT	†	12,049	347,614
LTC Properties, Inc. REIT	†	3,135	76,086
Macerich Co. (The) REIT		17,749	662,393
Mack-Cali Realty Corp. REIT		9,456	281,127
Medical Properties Trust, Inc. REIT	†	14,235	134,378
MFA Financial, Inc. REIT		24,174	178,888
Mid-America Apartment Communities, Inc. REIT	†	4,388	225,850
Mission West Properties, Inc. REIT		7,471	50,952

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Monmouth Real Estate Investment Corp., Class A REIT		9,567	$70,700
MPG Office Trust, Inc. REIT	*†	2,300	6,739
National Health Investors, Inc. REIT		2,715	104,690
National Retail Properties, Inc. REIT		8,389	179,860
Nationwide Health Properties, Inc. REIT		15,119	540,807
Newcastle Investment Corp. REIT	*†	13,023	34,902
NorthStar Realty Finance Corp. REIT	†	16,048	42,848
Omega Healthcare Investors, Inc. REIT		13,137	261,820
Pacific Office Properties Trust, Inc. REIT		10,462	42,476
Parkway Properties, Inc. REIT	†	3,135	45,677
Pennsylvania Real Estate Investment Trust REIT		2,750	33,605
PMC Commercial Trust REIT		2,035	16,646
Post Properties, Inc. REIT		8,556	194,478
Potlatch Corp. REIT		5,163	184,474
PS Business Parks, Inc. REIT		2,662	148,486
RAIT Financial Trust REIT	*†	5,932	11,093
Ramco-Gershenson Properties Trust REIT		1,412	14,261
Rayonier, Inc. REIT		10,775	474,316
Realty Income Corp. REIT	†	13,377	405,724
Redwood Trust, Inc. REIT		16,275	238,266
Regency Centers Corp. REIT	†	9,136	314,278
Resource Capital Corp. REIT		10,043	57,044
Saul Centers, Inc. REIT		1,310	53,225
Senior Housing Properties Trust REIT	†	14,066	282,867
SL Green Realty Corp. REIT		10,004	550,620
Sovran Self Storage, Inc. REIT		4,324	148,875
Starwood Property Trust, Inc. REIT		14,111	239,181
Strategic Hotels & Resorts, Inc. REIT	*	16,048	70,451
Sun Communities, Inc. REIT		3,803	98,726
Sunstone Hotel Investors, Inc. REIT	*	14,263	141,632
Tanger Factory Outlet Centers, Inc. REIT		4,661	192,872
Taubman Centers, Inc. REIT	†	4,982	187,473
UDR, Inc. REIT		24,072	460,497
Universal Health Realty Income Trust REIT		2,198	70,622
Urstadt Biddle Properties, Inc., Class A REIT	†	9,180	148,073
U-Store-It Trust REIT		16,753	124,977
Walter Investment Management Corp. REIT		3,686	60,266
Washington Real Estate Investment Trust REIT	†	7,906	218,127
Weingarten Realty Investors REIT		12,310	234,506
Winthrop Realty Trust REIT		2,133	27,324
			21,158,141

Real Estate Management & Development—0.5%
Altisource Portfolio Solutions SA (Luxembourg)	*	1,020	25,235
Brookfield Properties Corp.	†	38,913	546,338
Consolidated-Tomoka Land Co.	†	530	15,105
Forest City Enterprises, Inc., Class A	*	26,352	298,305
Forestar Group, Inc.	*	3,217	57,777
Grubb & Ellis Co.	*	2,553	2,502
Jones Lang LaSalle, Inc.		3,159	207,357
St. Joe Co. (The)	*†	7,919	183,404
Tejon Ranch Co.	*†	2,983	68,847
Thomas Properties Group, Inc.		2,396	7,931
			1,412,801

Road & Rail—1.1%
Amerco, Inc.	*	547	30,112
Arkansas Best Corp.		2,819	58,494
Avis Budget Group, Inc.	*	12,388	121,650
Celadon Group, Inc.	*	8,104	114,591
Con-way, Inc.		5,482	164,570
Dollar Thrifty Automotive Group, Inc.	*	5,231	222,893
Genesee & Wyoming, Inc., Class A	*	5,284	197,146
Heartland Express, Inc.		6,375	92,565
Hertz Global Holdings, Inc.	*†	27,382	259,034
J.B. Hunt Transport Services, Inc.	†	15,471	505,438
Kansas City Southern	*	9,908	360,156
Knight Transportation, Inc.	†	9,350	189,244
Landstar System, Inc.		4,879	190,232
Old Dominion Freight Line, Inc.	*	4,195	147,412
PAM Transportation Services, Inc.	*	1,139	17,119
Quality Distribution, Inc.	*	4,385	22,670
Saia, Inc.	*†	1,522	22,830
Werner Enterprises, Inc.	†	8,304	181,774
YRC Worldwide, Inc.	*	130,731	19,610
			2,917,540

Semiconductors & Semiconductor Equipment—3.5%
Actel Corp.	*	4,134	52,998
Advanced Analogic Technologies, Inc.	*	5,860	18,693
Advanced Energy Industries, Inc.	*	4,472	54,961
Aetrium, Inc.	*	614	1,995
Amkor Technology, Inc.	*†	19,660	108,327
Anadigics, Inc.	*	4,986	21,739
Applied Micro Circuits Corp.	*†	11,626	121,840
Atheros Communications, Inc.	*	7,675	211,369
Atmel Corp.	*	74,102	355,690
ATMI, Inc.	*	3,386	49,571
Axcelis Technologies, Inc.	*	15,338	23,774
AXT, Inc.	*†	4,552	20,530
Brooks Automation, Inc.	*	4,415	34,128
Cabot Microelectronics Corp.	*	2,070	71,601
Cavium Networks, Inc.	*	10,250	268,447
Ceva, Inc.	*	3,092	38,959
Cirrus Logic, Inc.	*	10,253	162,100
Cohu, Inc.		1,889	22,914
Conexant Systems, Inc.	*	8,169	18,299
Cree, Inc.	*	11,206	672,696
Cymer, Inc.	*†	2,731	82,039
Cypress Semiconductor Corp.	*	18,602	186,764
Diodes, Inc.	*	3,326	52,784
DSP Group, Inc.	*	4,251	27,164
Energy Conversion Devices, Inc.	*†	11,532	47,281

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Entegris, Inc.	*	22,462	$89,174
Evergreen Solar, Inc.	*†	11,911	8,123
Exar Corp.	*	3,475	24,082
Fairchild Semiconductor International, Inc.	*	9,371	78,810
FEI Co.	*	2,918	57,514
Formfactor, Inc.	*	6,215	67,122
FSI International, Inc.	*	4,280	17,933
GT Solar International, Inc.	*†	16,226	90,866
Hittite Microwave Corp.	*	4,799	214,707
Integrated Device Technology, Inc.	*	35,990	178,150
Integrated Silicon Solution, Inc.	*†	2,930	22,092
International Rectifier Corp.	*†	4,883	90,873
Intersil Corp., Class A		21,983	266,214
IXYS Corp.	*	3,270	28,907
Kopin Corp.	*	5,031	17,055
Kulicke & Soffa Industries, Inc.	*†	4,089	28,705
Lam Research Corp.	*	12,359	470,384
Lattice Semiconductor Corp.	*	16,642	72,226
LTX-Credence Corp.	*†	14,256	40,344
Marvell Technology Group Ltd. (Bermuda)	*	66,728	1,051,633
Mattson Technology, Inc.	*	4,081	15,467
Maxim Integrated Products, Inc.		26,129	437,138
Micrel, Inc.		3,731	37,982
Microsemi Corp.	*	10,450	152,883
Mindspeed Technologies, Inc.	*†	9,324	69,837
MIPS Technologies, Inc.	*	5,359	27,384
MKS Instruments, Inc.	*†	3,260	61,027
Monolithic Power Systems, Inc.	*	2,258	40,328
MoSys, Inc.	*	3,592	15,877
Netlogic Microsystems, Inc.	*	8,434	229,405
NVE Corp.	*	771	33,562
Omnivision Technologies, Inc.	*	5,691	122,015
ON Semiconductor Corp.	*	40,597	259,009
PDF Solutions, Inc.	*	9,022	43,306
Pericom Semiconductor Corp.	*	2,254	21,638
Photronics, Inc.	*	1,989	8,990
PLX Technology, Inc.	*	2,950	12,360
PMC - Sierra, Inc.	*	24,045	180,818
Power Integrations, Inc.		4,153	133,706
QuickLogic Corp.	*	14,701	43,074
Rambus, Inc.	*	9,556	167,421
Ramtron International Corp.	*	1,920	4,992
RF Micro Devices, Inc.	*	18,530	72,452
Rudolph Technologies, Inc.	*	2,516	18,996
Semtech Corp.	*	4,634	75,859
Sigma Designs, Inc.	*†	5,116	51,211
Silicon Image, Inc.	*	6,882	24,156
Silicon Laboratories, Inc.	*	6,046	245,226
Skyworks Solutions, Inc.	*	19,173	321,915
Spire Corp.	*†	1,921	6,685
Standard Microsystems Corp.	*	2,548	59,317
SunPower Corp., Class A	*†	6,513	78,807
SunPower Corp., Class B	*	2,746	29,657
Supertex, Inc.	*	815	20,098
Tech/Ops Sevcon, Inc.	*	720	3,715
Tegal Corp.	*	312	236
Tessera Technologies, Inc.	*	4,876	78,260
Transwitch Corp.	*†	429	925
Trident Microsystems, Inc.	*	5,092	7,231
TriQuint Semiconductor, Inc.	*†	33,674	205,748
Ultra Clean Holdings, Inc.	*†	5,255	44,773
Ultratech, Inc.	*	2,462	40,057
Varian Semiconductor Equipment Associates, Inc.	*	6,209	177,950
Veeco Instruments, Inc.	*†	4,057	139,074
Virage Logic Corp.	*	3,332	39,617
Volterra Semiconductor Corp.	*	2,894	66,736
Zoran Corp.	*	5,136	48,997
			9,617,494

Software—3.8%
ACI Worldwide, Inc.	*	3,078	59,929
Activision Blizzard, Inc.		83,001	870,681
Actuate Corp.	*	6,674	29,699
Advent Software, Inc.	*†	1,819	85,420
American Software, Inc., Class A		7,072	32,673
ANSYS, Inc.	*	9,676	392,555
ArcSight, Inc.	*	2,215	49,594
Ariba, Inc.	*†	9,992	159,173
Authentidate Holding Corp.	*	41,599	26,320
Blackbaud, Inc.		6,583	143,312
Blackboard, Inc.	*†	5,585	208,488
Bottomline Technologies, Inc.	*	7,278	94,832
Cadence Design Systems, Inc.	*	44,833	259,583
Callidus Software, Inc.	*	14,237	47,124
CommVault Systems, Inc.	*	8,784	197,640
Concur Technologies, Inc.	*	4,210	179,683
Datawatch Corp.	*	3,500	9,555
Double-Take Software, Inc.	*	16,098	168,868
Ebix, Inc.	*†	3,924	61,528
Epicor Software Corp.	*	5,701	45,551
EPIQ Systems, Inc.	*	7,191	92,980
ePresence, Inc.	*‡d	1,173	—
Evolving Systems, Inc.		1,123	8,086
Factset Research Systems, Inc.	†	4,857	325,370
Fair Isaac Corp.	†	5,856	127,602
FalconStor Software, Inc.	*	4,054	10,703
Geeknet, Inc.	*	6,619	8,208
Informatica Corp.	*	13,311	317,867
Interactive Intelligence, Inc.	*	1,644	27,011
Jack Henry & Associates, Inc.		8,674	207,135
JDA Software Group, Inc.	*	5,444	119,659
Kenexa Corp.	*	2,904	34,848
Lawson Software, Inc.	*	14,326	104,580
Magma Design Automation, Inc.	*†	11,855	33,668
Manhattan Associates, Inc.	*	2,125	58,544
Mentor Graphics Corp.	*	16,213	143,485
MICROS Systems, Inc.	*	8,507	271,118
MicroStrategy, Inc., Class A	*	791	59,396
Netscout Systems, Inc.	*	3,784	53,809
Nuance Communications, Inc.	*†	37,481	560,341
Parametric Technology Corp.	*	16,045	251,425
Pegasystems, Inc.		2,142	68,780
Phoenix Technologies Ltd.	*	2,710	7,832
Progress Software Corp.	*	3,213	96,486
PROS Holdings, Inc.	*	1,506	9,789
QAD, Inc.	*	1,363	5,629
Quest Software, Inc.	*	6,863	123,809
Radiant Systems, Inc.	*	2,709	39,172
Renaissance Learning, Inc.	†	1,354	19,890
Rovi Corp.	*	12,402	470,160
S1 Corp.	*	5,886	35,375
Scientific Learning Corp.	*	3,146	16,548
Smith Micro Software, Inc.	*†	2,612	24,840
SolarWinds, Inc.	*	7,515	120,541
Solera Holdings, Inc.		10,602	383,792
Sonic Foundry, Inc.	*†	1,155	8,443
Sonic Solutions, Inc.	*†	3,804	31,763

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
SonicWALL, Inc.	*	4,632	$54,426
SuccessFactors, Inc.	*†	11,609	241,351
Sybase, Inc.	*	8,832	571,077
Symyx Technologies, Inc.	*	3,865	19,364
Synchronoss Technologies, Inc.	*	1,415	26,843
Synopsys, Inc.	*	22,481	469,178
Take-Two Interactive Software, Inc.	*	11,372	102,348
Taleo Corp., Class A	*	6,912	167,892
TeleCommunication Systems, Inc., Class A	*†	6,400	26,496
THQ, Inc.	*	8,914	38,508
TIBCO Software, Inc.	*	31,100	375,066
TiVo, Inc.	*†	12,393	91,460
Tyler Technologies, Inc.	*†	3,715	57,657
Ultimate Software Group, Inc.	*†	1,966	64,603
VASCO Data Security International, Inc.	*	4,225	26,068
Versant Corp.	*	1,264	14,081
VMware, Inc., Class A	*	8,685	543,594
Wayside Technology Group, Inc.		1,787	16,208
Websense, Inc.	*	3,500	66,150
			10,373,262

Specialty Retail—2.7%
A.C. Moore Arts & Crafts, Inc.	*	1,967	4,465
Aaron’s, Inc.	†	11,220	191,525
Advance Auto Parts, Inc.		9,949	499,241
Aeropostale, Inc.	*	9,000	257,760
American Eagle Outfitters, Inc.		24,889	292,446
America’s Car-Mart, Inc.	*†	1,569	35,506
AnnTaylor Stores Corp.	*	7,577	123,278
Asbury Automotive Group, Inc.	*	2,974	31,346
Barnes & Noble, Inc.	†	3,301	42,583
Bebe Stores, Inc.		2,040	13,056
Big 5 Sporting Goods Corp.	†	2,416	31,746
Borders Group, Inc.	*†	3,582	4,764
Brown Shoe Co., Inc.		3,758	57,046
Buckle, Inc. (The)	†	2,041	66,169
Build-A-Bear Workshop, Inc.	*	5,570	37,765
Cabela’s, Inc.	*†	7,877	111,381
Cache, Inc.	*	2,130	12,098
Casual Male Retail Group, Inc.	*	2,471	8,451
Cato Corp. (The), Class A		2,994	65,928
Charming Shoppes, Inc.	*	14,608	54,780
Chico’s FAS, Inc.		18,871	186,446
Children’s Place Retail Stores, Inc. (The)	*	2,900	127,658
Christopher & Banks Corp.	†	6,972	43,157
Citi Trends, Inc.	*	1,617	53,264
Coldwater Creek, Inc.	*	19,404	65,197
Collective Brands, Inc.	*	5,897	93,173
Cost Plus, Inc.	*	2,725	9,728
Destination Maternity Corp.	*	684	17,305
Dick’s Sporting Goods, Inc.	*	7,504	186,775
Dress Barn, Inc. (The)	*	8,170	194,528
DSW, Inc., Class A	*	1,395	31,332
Finish Line, Inc. (The), Class A		3,667	51,081
Foot Locker, Inc.		14,098	177,917
Genesco, Inc.	*	2,452	64,512
Group 1 Automotive, Inc.	*	1,745	41,060
Guess?, Inc.		9,563	298,748
Gymboree Corp.	*	3,254	138,978
Haverty Furniture Cos., Inc.		2,301	28,279
Hibbett Sports, Inc.	*†	2,997	71,808
Hot Topic, Inc.		9,233	46,904
J. Crew Group, Inc.	*	4,149	152,725
Jo-Ann Stores, Inc.	*†	3,191	119,694
JOS A. Bank Clothiers, Inc.	*	2,128	114,891
Kirkland’s, Inc.	*	2,193	37,007
Lithia Motors, Inc., Class A		2,689	16,618
Lumber Liquidators Holdings, Inc.	*†	5,681	132,538
MarineMax, Inc.	*†	3,026	21,000
Men’s Wearhouse, Inc. (The)		3,813	70,007
Midas, Inc.	*†	5,745	44,064
Monro Muffler Brake, Inc.		3,970	156,934
OfficeMax, Inc.	*	6,199	80,959
Pacific Sunwear of California, Inc.	*	5,046	16,147
Penske Automotive Group, Inc.	*	7,863	89,324
Pep Boys-Manny, Moe & Jack (The)		12,678	112,327
PetSmart, Inc.		16,930	510,778
Pier 1 Imports, Inc.	*	13,527	86,708
Rent-A-Center, Inc.	*†	9,372	189,877
Sally Beauty Holdings, Inc.	*	17,120	140,384
Select Comfort Corp.	*	8,082	70,718
Shoe Carnival, Inc.	*	1,098	22,520
Signet Jewelers Ltd. (Bermuda)	*	10,398	285,945
Sonic Automotive, Inc., Class A	*	4,249	36,371
Stage Stores, Inc.		3,672	39,217
Stein Mart, Inc.	*†	3,731	23,244
Systemax, Inc.	†	1,358	20,465
Talbots, Inc.	*†	8,133	83,851
Tractor Supply Co.	†	3,365	205,164
Trans World Entertainment Corp.	*	1,932	3,284
Ulta Salon Cosmetics & Fragrance, Inc.	*	1,225	28,984
West Marine, Inc.	*	6,841	74,430
Wet Seal, Inc. (The), Class A	*†	29,219	106,649
Williams-Sonoma, Inc.		9,794	243,087
Zale Corp.	*†	2,902	4,585
			7,209,680

Textiles, Apparel & Luxury Goods—1.1%
Carter’s, Inc.	*	6,915	181,519
Charles & Colvard Ltd.	*†	693	1,933
Cherokee, Inc.		2,054	35,123
Columbia Sportswear Co.		1,447	67,531
CROCS, Inc.	*	20,724	219,260
Culp, Inc.	*	888	9,732
Deckers Outdoor Corp.	*	1,741	248,737
Forward Industries, Inc.	*	3,751	11,666
Fossil, Inc.	*	5,295	183,737
Hallwood Group, Inc.	*	100	3,800
Hanesbrands, Inc.	*	13,470	324,088
Iconix Brand Group, Inc.	*	7,941	114,112
Jones Apparel Group, Inc.		7,936	125,786
Kenneth Cole Productions, Inc., Class A	*	4,620	50,866
K-Swiss, Inc., Class A	*	2,909	32,668
Lazare Kaplan International, Inc.	*‡d	1,140	—
Liz Claiborne, Inc.	*	7,285	30,743
Movado Group, Inc.	*	1,527	16,308
Oxford Industries, Inc.		3,052	63,878
Phillips-Van Heusen Corp.		6,096	282,062
Quiksilver, Inc.	*	7,789	28,819
Skechers U.S.A., Inc., Class A	*	4,533	165,545
Steven Madden Ltd.	*	2,292	72,244
Timberland Co. (The), Class A	*	4,569	73,789

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
True Religion Apparel, Inc.	*	1,923	$42,441
Under Armour, Inc., Class A	*†	3,385	112,145
Unifi, Inc.	*	9,669	36,936
Unifirst Corp.		605	26,632
Warnaco Group, Inc. (The)	*	4,690	169,497
Wolverine World Wide, Inc.		7,089	178,785
			2,910,382

Thrifts & Mortgage Finance—1.3%
Anchor Bancorp Wisconsin, Inc.	*†	5,568	2,506
Astoria Financial Corp.		12,205	167,941
Bank Mutual Corp.		5,557	31,564
BankAtlantic Bancorp, Inc., Class A	*†	25,481	35,673
Beneficial Mutual Bancorp, Inc.	*	4,733	46,762
Brookline Bancorp, Inc.	†	6,167	54,763
Capitol Federal Financial		2,421	80,280
CFS Bancorp, Inc.		2,085	10,133
Dime Community Bancshares, Inc.	†	3,549	43,759
Doral Financial Corp. (Puerto Rico)	*†	3,585	8,747
ESSA Bancorp, Inc.	†	5,953	73,281
Federal Agricultural Mortgage Corp., Class C	†	3,105	43,563
Federal Home Loan Mortgage Corp.	*	43,895	18,129
Federal National Mortgage Association	*†	66,437	22,755
First Financial Holdings, Inc.	†	3,864	44,243
First Financial Northwest, Inc.		3,255	12,890
First Niagara Financial Group, Inc.		35,667	446,908
First Place Financial Corp.		4,299	12,897
Flagstar Bancorp, Inc.	*	902	2,832
Flushing Financial Corp.		2,981	36,458
Harrington West Financial Group, Inc.	*	1,172	270
Kearny Financial Corp.		3,008	27,553
MGIC Investment Corp.	*	9,027	62,196
NASB Financial, Inc.	†	529	8,014
New York Community Bancorp, Inc.		52,283	798,361
NewAlliance Bancshares, Inc.		22,307	250,061
Northwest Bancshares, Inc.		5,465	62,684
OceanFirst Financial Corp.		2,108	25,444
Ocwen Financial Corp.	*	15,790	160,900
Oritani Financial Corp.		3,165	31,645
Parkvale Financial Corp.		1,077	9,025
PMI Group, Inc. (The)	*†	24,097	69,640
Provident Financial Services, Inc.		10,187	119,086
Provident New York Bancorp		5,681	50,277
Radian Group, Inc.		13,580	98,319
Riverview Bancorp, Inc.	*	2,602	6,375
TFS Financial Corp.		9,048	112,286
TierOne Corp.	*	1,971	136
Tree.com, Inc.	*†	5,006	31,638
Triad Guaranty, Inc.	*	5,663	1,302
Trustco Bank Corp.		7,080	39,648
United Financial Bancorp, Inc.		5,398	73,683
United Western Bancorp, Inc.		974	779
Washington Federal, Inc.		13,589	219,870
Westfield Financial, Inc.	†	8,596	71,605
WSFS Financial Corp.	†	1,929	69,309
			3,596,190

Tobacco—0.1%
Alliance One International, Inc.	*	10,209	36,344
Universal Corp.		1,971	78,209
Vector Group Ltd.	†	5,280	88,810
			203,363

Trading Companies & Distributors—0.4%
Aceto Corp.		3,385	19,396
Aircastle Ltd.		5,287	41,503
Applied Industrial Technologies, Inc.		2,868	72,618
Beacon Roofing Supply, Inc.	*	4,124	74,315
GATX Corp.	†	5,443	145,219
H&E Equipment Services, Inc.	*	1,490	11,160
Houston Wire & Cable Co.	†	5,166	56,051
Interline Brands, Inc.	*†	4,165	72,013
Kaman Corp.	†	2,736	60,520
MSC Industrial Direct Co., Class A		3,645	184,656
Rush Enterprises, Inc., Class A	*†	3,059	40,868
United Rentals, Inc.	*	8,627	80,404
Watsco, Inc.		2,671	154,704
WESCO International, Inc.	*†	5,009	168,653
Willis Lease Finance Corp.	*	1,234	11,377
			1,193,457

Water Utilities—0.6%
American States Water Co.	†	3,697	122,519
American Water Works Co., Inc.		22,255	458,453
Aqua America, Inc.	†	23,717	419,316
California Water Service Group	†	2,718	97,033
Connecticut Water Service, Inc.		3,803	79,939
Middlesex Water Co.		2,861	45,347
SJW Corp.		5,096	119,450
Southwest Water Co.		13,788	144,498
			1,486,555

Wireless Telecommunication Services—1.4%
Clearwire Corp., Class A	*†	23,621	171,961
Crown Castle International Corp.	*	40,551	1,510,930
FiberTower Corp.	*†	657	3,101
Leap Wireless International, Inc.	*	15,431	200,294
NII Holdings, Inc.	*	23,249	756,057
NTELOS Holdings Corp.	†	3,103	53,372
SBA Communications Corp., Class A	*†	17,956	610,684
Shenandoah Telecommunications Co.	†	2,133	37,839
Syniverse Holdings, Inc.	*	8,935	182,721
Telephone & Data Systems, Inc.		8,158	247,922
United States Cellular Corp.	*	1,375	56,581
USA Mobility, Inc.	†	2,924	37,778
			3,869,240

TOTAL COMMON STOCKS
(Cost $272,306,224)			266,276,760

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.2%

U.S. Treasury Bills—0.2%
U.S. Treasury Bill
0.089%	09/09/2010	‡‡
(Cost $534,909)			$535,000	$534,849

			Shares	Value
RIGHTS—0.0%

Biotechnology—0.0%
Ligand Pharmaceuticals, Inc., Expires 12/31/2011		*‡d	4,683	—

Commercial Banks—0.0%
Hanmi Financial Corp.		*‡	5,069	304

Pharmaceuticals—0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. (Germany), Expires 06/30/2011		*	1,744	229

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.		*‡d	2,807	—

Thrifts & Mortgage Finance—0.0%
BankAtlantic Bancorp, Inc., Expires 12/31/2010		*‡d	8,332	—

TOTAL RIGHTS
(Cost $19,825)				533

WARRANTS—0.0%

Diversified Financial Services—0.0%
Pegasus Wireless Corp.		*‡d
(Cost $—)			200	—

CASH EQUIVALENTS—13.9%

Institutional Money Market Funds—13.9%
Dreyfus Institutional Cash Advantage Fund		††	5,750,000	5,750,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			5,125,227	5,125,227
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		††	4,004,803	4,004,803
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class		††	5,750,000	5,750,000
Short-Term Investments Trust Liquid Assets Portfolio		††	5,750,000	5,750,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class		††	5,750,000	5,750,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class		††	5,750,000	5,750,000

TOTAL CASH EQUIVALENTS
(Cost $37,880,030)				$37,880,030

TOTAL INVESTMENTS—111.8%
(Cost $310,740,988)				304,692,172
Other assets less liabilities—(11.8%)				(32,073,183)

NET ASSETS—100.0%				$272,618,989

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at June 30, 2010.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—96.7%

Australia—7.8%
AGL Energy Ltd.		8,054	$99,058
Alumina Ltd.		43,731	55,345
Amcor Ltd.		22,424	119,511
AMP Ltd.		35,588	154,454
Aristocrat Leisure Ltd.		6,119	18,648
Arrow Energy Ltd.	*	10,971	44,405
Asciano Group	*	47,554	63,860
ASX Ltd.		3,174	77,427
Australia & New Zealand Banking Group Ltd.		44,738	803,556
AXA Asia Pacific Holdings Ltd.		19,091	87,341
Bendigo and Adelaide Bank Ltd.		6,445	43,928
BHP Billiton Ltd.		59,090	1,838,264
Billabong International Ltd.		3,672	26,666
BlueScope Steel Ltd.	*	31,699	55,108
Boral Ltd.		10,122	40,545
Brambles Ltd.		24,837	113,110
Caltex Australia Ltd.	†	2,904	22,785
CFS Retail Property Trust REIT		29,651	46,868
Coca-Cola Amatil Ltd.		10,055	100,679
Cochlear Ltd.		961	59,859
Commonwealth Bank of Australia		27,007	1,091,826
Computershare Ltd.		7,579	67,026
Crown Ltd.		8,054	52,213
CSL Ltd.		9,870	269,485
CSR Ltd.		27,765	38,884
Dexus Property Group REIT		86,134	55,270
Energy Resources of Australia Ltd.		973	10,745
Fairfax Media Ltd.	†	34,271	37,446
Fortescue Metals Group Ltd.	*	21,130	71,661
Foster’s Group Ltd.		35,169	166,579
Goodman Fielder Ltd.		21,372	24,094
Goodman Group REIT		109,500	57,916
GPT Group REIT		31,828	74,314
Harvey Norman Holdings Ltd.		10,998	30,379
Incitec Pivot Ltd.		27,185	61,481
Insurance Australia Group Ltd.		38,050	108,237
Intoll Group		40,325	35,136
Leighton Holdings Ltd.		2,521	60,633
Lend Lease Group		9,706	59,106
MacArthur Coal Ltd.		2,124	21,226
Macquarie Group Ltd.		5,840	179,501
MAp Group		13,260	29,718
Metcash Ltd.		14,473	50,869
Mirvac Group REIT		52,107	56,906
National Australia Bank Ltd.		37,438	723,835
Newcrest Mining Ltd.		8,529	248,847
OneSteel Ltd.		24,172	59,805
Orica Ltd.		6,229	131,030
Origin Energy Ltd.		15,432	192,525
OZ Minerals Ltd.	*	53,704	42,533
Paladin Energy Ltd.	*	12,048	35,875
Qantas Airways Ltd.	*	18,484	33,884
QBE Insurance Group Ltd.		18,114	274,863
Rio Tinto Ltd.		7,675	422,082
Santos Ltd.		14,905	155,765
Sims Metal Management Ltd.		2,945	41,845
Sonic Healthcare Ltd.		6,206	54,004
SP AusNet		20,280	13,021
Stockland REIT		41,800	129,731
Suncorp-Metway Ltd.		22,516	150,636
Tabcorp Holdings Ltd.		11,019	58,398
Tatts Group Ltd.		20,637	38,695
Telstra Corp. Ltd.		77,637	211,619
Toll Holdings Ltd.		11,926	54,311
Transurban Group		21,485	76,265
Wesfarmers Ltd.		17,704	423,150
Wesfarmers Ltd. (Price Protected Shares)		2,853	68,412
Westfield Group REIT		38,466	390,882
Westpac Banking Corp.		52,505	925,478
Woodside Petroleum Ltd.		9,636	334,941
Woolworths Ltd.		22,018	498,377
WorleyParsons Ltd.		2,974	54,718
			12,427,595

Austria—0.3%
Erste Group Bank AG		3,421	108,542
IMMOFINANZ AG	*	17,662	45,349
OMV AG		2,644	79,401
Raiffeisen International Bank Holding AG	*	930	35,322
Telekom Austria AG		5,227	58,123
Verbund AG, Class A		1,308	40,023
Vienna Insurance Group		618	25,653
Voestalpine AG		2,136	58,174
			450,587

Belgium—0.9%
Ageas		40,792	90,775
Anheuser-Busch InBev NV		12,714	611,305
Anheuser-Busch InBev NV STRIP VVPR	*	4,872	18
Belgacom SA		2,808	88,288
Colruyt SA		256	60,222
Compagnie Nationale a Portefeuille		620	26,376
Delhaize Group SA		1,745	126,627
Dexia SA	*	10,356	36,138
Groupe Bruxelles Lambert SA		1,399	97,010
Groupe Bruxelles Lambert SA STRIP VVPR	*	127	1
KBC Groep NV	*	2,865	109,816
Mobistar SA		586	31,135
Solvay SA		1,015	86,674
UCB SA		1,717	53,921
Umicore		1,995	57,558
			1,475,864

Bermuda—0.1%
Seadrill Ltd.		5,016	90,478

China—0.0%
Foxconn International Holdings Ltd.	*	41,000	26,543
Yangzijiang Shipbuilding Holdings Ltd.		25,000	23,845
			50,388

Cyprus—0.0%
Bank of Cyprus Public Co. Ltd.		9,449	37,842

Denmark—1.0%
A.P. Moller-Maersk A/S, Class A		10	76,054
A.P. Moller-Maersk A/S, Class B		23	181,144
Carlsberg A/S, Class B		1,889	143,959
Coloplast A/S, Class B		394	39,108

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Danske Bank A/S	*	8,024	$154,401
DSV A/S		3,821	55,013
Novo Nordisk A/S, Class B		7,673	619,923
Novozymes A/S, Class B		839	89,526
Tryg A/S		491	25,868
Vestas Wind Systems A/S	*	3,587	149,277
William Demant Holding A/S	*	358	26,185
			1,560,458

Finland—1.0%
Elisa Oyj	*	2,334	40,369
Fortum Oyj		7,837	172,028
Kesko Oyj, Class B		1,238	40,045
Kone Oyj, Class B		2,839	113,036
Metso Oyj		2,339	74,957
Neste Oil Oyj		2,068	30,005
Nokia Oyj		65,948	537,529
Nokian Renkaat Oyj		1,862	45,569
Orion Oyj, Class B		1,592	29,775
Outokumpu Oyj		2,272	34,138
Pohjola Bank plc		2,462	25,000
Rautaruukki Oyj		1,584	23,086
Sampo Oyj, Class A		7,657	161,437
Sanoma Oyj		1,243	21,461
Stora Enso Oyj (Registered)	†	9,940	71,824
UPM-Kymmene Oyj		9,029	119,538
Wartsila Oyj	†	1,429	64,979
			1,604,776

France—9.0%
Accor SA		2,627	121,618
Aeroports de Paris		565	36,247
Air France-KLM	*	2,488	29,581
Air Liquide SA		4,947	499,581
Alcatel-Lucent	*	41,043	104,522
Alstom SA		3,624	164,085
Atos Origin SA	*	801	32,163
AXA SA		30,344	463,568
BioMerieux	†	244	25,051
BNP Paribas		16,694	898,150
Bouygues SA		4,061	156,761
Bureau Veritas SA		936	50,695
Cap Gemini SA		2,683	117,917
Carrefour SA		10,616	421,110
Casino Guichard Perrachon SA		967	73,381
Christian Dior SA		1,107	106,252
Cie de Saint-Gobain		6,898	257,051
Cie Generale de Geophysique-Veritas	*	2,451	43,603
Cie Generale d’Optique Essilor International SA	†	3,543	210,542
CNP Assurances		676	45,990
Compagnie Generale des Etablissements Michelin, Class B		2,564	178,640
Credit Agricole SA		16,657	172,819
Danone SA		10,217	547,735
Dassault Systemes SA		1,058	64,093
EDF SA		4,532	172,427
Eiffage SA		649	28,174
Eramet	†	86	21,256
Eurazeo		447	25,643
Eutelsat Communications		1,875	62,771
Fonciere Des Regions REIT		417	34,375
France Telecom SA		32,649	566,294
GDF Suez		21,897	622,983
Gecina SA REIT		340	30,715
Groupe Eurotunnel SA		7,637	51,613
Hermes International		912	120,900
ICADE REIT		336	28,358
Iliad SA	†	312	24,228
Imerys SA		526	26,765
Ipsen SA		445	13,548
JCDecaux SA	*	1,204	28,053
Klepierre REIT		1,610	44,483
Lafarge SA		3,523	192,101
Lagardere SCA		2,073	64,655
Legrand SA		2,288	67,819
L’Oreal SA		4,219	413,083
LVMH Moet Hennessy Louis Vuitton SA		4,318	469,984
M6-Metropole Television		1,111	22,466
Natixis	*	15,994	69,453
Neopost SA		600	43,448
PagesJaunes Groupe		1,971	20,315
Pernod-Ricard SA		3,551	275,434
Peugeot SA	*	2,753	69,975
PPR		1,340	166,459
Publicis Groupe SA		2,192	87,438
Renault SA	*	3,340	123,805
Safran SA		2,985	83,267
Sanofi-Aventis SA		18,568	1,118,301
Schneider Electric SA		4,164	420,564
SCOR SE		3,095	59,113
Societe BIC SA		451	32,031
Societe Generale		11,074	455,683
Societe Television Francaise 1		2,108	27,465
Sodexo		1,672	92,791
Suez Environnement Co.		4,703	77,610
Technip SA		1,743	99,971
Thales SA		1,497	48,329
Total SA		37,211	1,661,055
Unibail-Rodamco SE (Paris Exchange) REIT		1,617	263,542
Vallourec SA		961	165,688
Veolia Environnement		6,165	144,834
Vinci SA		7,674	318,637
Vivendi SA		21,696	440,908
			14,319,965

Germany—7.1%
Adidas AG		3,706	179,426
Allianz SE (Registered)		7,991	790,896
BASF SE		16,174	883,753
Bayer AG		14,562	813,745
Bayerische Motoren Werke AG		5,826	283,007
Beiersdorf AG		1,762	97,228
Celesio AG		1,532	33,406
Commerzbank AG	*	12,321	86,010
Continental AG	*	835	43,344
Daimler AG (Registered)	*	15,884	803,500
Deutsche Bank AG (Registered)		10,898	612,132
Deutsche Boerse AG		3,431	208,445
Deutsche Lufthansa AG (Registered)	*	4,312	59,611
Deutsche Post AG (Registered)		14,889	217,084
Deutsche Postbank AG	*	1,429	41,420
Deutsche Telekom AG (Registered)		49,923	589,369
E.ON AG		31,889	857,438
Fraport AG Frankfurt Airport Services Worldwide		637	27,091
Fresenius Medical Care AG & Co. KGaA		3,484	187,978

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Fresenius SE		494	$32,748
GEA Group AG		2,680	53,340
Hannover Rueckversicherung AG (Registered)		958	41,056
HeidelbergCement AG		2,572	121,554
Henkel AG & Co. KGaA		2,276	93,152
Hochtief AG		816	48,720
Infineon Technologies AG	*	19,414	112,551
K+S AG		2,571	118,154
Linde AG		2,951	310,297
MAN SE		1,879	154,909
Merck KGaA		1,191	87,089
Metro AG		2,266	115,615
Muenchener Rueckversicherungs AG (Registered)		3,477	436,582
Puma AG Rudolf Dassler Sport		91	24,186
RWE AG		7,374	482,524
Salzgitter AG		718	42,788
SAP AG		15,114	672,078
Siemens AG (Registered)		14,488	1,295,803
Suedzucker AG		1,160	20,958
ThyssenKrupp AG		6,088	150,028
TUI AG	*	2,403	21,116
United Internet AG (Registered)		2,186	23,937
Volkswagen AG		542	45,981
Wacker Chemie AG		270	39,110
			11,359,159

Greece—0.2%
Alpha Bank AE	*	7,969	38,948
Coca Cola Hellenic Bottling Co. SA		3,300	70,723
EFG Eurobank Ergasias SA	*	6,000	26,644
Hellenic Telecommunications Organization SA	*	4,058	30,506
National Bank of Greece SA	*	10,905	117,419
OPAP SA		4,010	49,893
Piraeus Bank SA	*	5,071	21,403
Public Power Corp. SA		2,009	28,806
			384,342

Guernsey, Channel Islands—0.0%
Resolution Ltd.		42,547	40,239

Hong Kong—2.4%
ASM Pacific Technology Ltd.		3,500	27,191
Bank of East Asia Ltd.		27,320	98,559
BOC Hong Kong Holdings Ltd.		64,000	145,758
Cathay Pacific Airways Ltd.		18,000	35,599
Cheung Kong Holdings Ltd.		25,000	288,520
Cheung Kong Infrastructure Holdings Ltd.		7,000	25,930
CLP Holdings Ltd.		34,000	246,095
Esprit Holdings Ltd.		21,108	113,379
Hang Lung Group Ltd.		14,000	75,448
Hang Lung Properties Ltd.		37,000	141,523
Hang Seng Bank Ltd.		13,500	180,499
Henderson Land Development Co. Ltd.		19,000	111,284
Hong Kong & China Gas Co. Ltd.		77,660	192,034
Hong Kong Exchanges and Clearing Ltd.		18,000	280,737
Hongkong Electric Holdings Ltd.		24,000	142,951
Hopewell Holdings Ltd.		11,000	31,067
Hutchison Whampoa Ltd.		38,000	233,855
Hysan Development Co. Ltd.		10,000	28,269
Kerry Properties Ltd.		12,500	54,012
Li & Fung Ltd.		39,600	177,169
Lifestyle International Holdings Ltd.		11,000	21,283
Link (The) REIT		38,000	94,292
Mongolia Energy Co. Ltd.	*	56,000	19,483
MTR Corp.		24,000	81,845
New World Development Ltd.		42,600	69,159
Noble Group Ltd.		51,309	62,016
NWS Holdings Ltd.		13,000	23,497
Orient Overseas International Ltd.	*	3,700	26,449
PCCW Ltd.		54,000	15,753
Shangri-La Asia Ltd.		22,000	40,606
Sino Land Co. Ltd.		30,000	53,614
Sun Hung Kai Properties Ltd.		25,000	341,899
Swire Pacific Ltd., Class A		13,500	153,242
Television Broadcasts Ltd.		5,000	23,186
Wharf Holdings Ltd.		25,125	121,720
Wheelock & Co. Ltd.		17,000	47,925
Wing Hang Bank Ltd.		3,000	29,290
Yue Yuen Industrial Holdings Ltd.		11,000	34,142
			3,889,280

Ireland—0.5%
Anglo Irish Bank Corp. Ltd.	*‡δ	11,206	—
CRH plc (Dublin Exchange)		12,428	257,797
Elan Corp. plc	*	9,085	41,238
Experian plc		18,705	162,664
Governor & Co. of the Bank of Ireland (The)	*	43,175	34,785
James Hardie Industries SE CDI	*	7,989	41,370
Kerry Group plc, Class A		2,615	72,647
Shire plc		9,910	203,296
			813,797

Israel—0.8%
Bank Hapoalim BM	*	16,553	59,620
Bank Leumi Le-Israel BM	*	19,689	70,159
Bezeq Israeli Telecommunication Corp. Ltd.		28,885	63,140
Cellcom Israel Ltd.		826	20,572
Delek Group Ltd.		66	13,678
Discount Investment Corp.		441	6,976
Elbit Systems Ltd.		388	19,694
Israel Chemicals Ltd.		7,401	77,101
Israel Corp. Ltd. (The)	*	39	24,185
Israel Discount Bank Ltd., Class A	*	9,008	15,232
Makhteshim-Agan Industries Ltd.		3,995	13,331
Mizrahi Tefahot Bank Ltd.	*	2,045	14,882
NICE Systems Ltd.	*	1,032	26,190
Ormat Industries		1,022	7,561
Partner Communications Co. Ltd.		1,419	21,781
Teva Pharmaceutical Industries Ltd.		16,363	854,922
			1,309,024

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—(Continued)

Italy—2.7%
A2A SpA		17,876	$24,403
Assicurazioni Generali SpA	†	20,565	358,597
Atlantia SpA		4,297	76,155
Autogrill SpA	*	1,506	18,007
Banca Carige SpA		12,736	24,879
Banca Monte dei Paschi di Siena SpA	*	39,870	45,113
Banca Popolare di Milano Scarl		6,574	27,064
Banco Popolare SC		10,888	59,693
Beni Stabili SpA	*	2,502	1,897
Enel SpA		115,922	490,833
ENI SpA		45,843	841,497
Exor SpA		1,270	21,352
Fiat SpA		13,899	142,765
Finmeccanica SpA		7,024	72,814
Intesa Sanpaolo SpA		135,646	357,251
Intesa Sanpaolo SpA RSP		17,138	34,135
Luxottica Group SpA		1,959	47,431
Mediaset SpA		13,265	75,433
Mediobanca SpA	*	8,107	60,389
Mediolanum SpA	†	3,095	12,091
Parmalat SpA		30,797	71,582
Pirelli & C. SpA		39,884	21,964
Prysmian SpA		2,971	42,640
Saipem SpA		4,586	139,681
Snam Rete Gas SpA		26,020	103,840
Telecom Italia SpA		165,848	183,155
Telecom Italia SpA RSP		110,811	101,222
Terna Rete Elettrica Nazionale SpA		23,458	84,431
UniCredit SpA		273,043	603,981
Unione di Banche Italiane ScpA		10,216	87,961
			4,232,256

Japan—22.7%
77 Bank Ltd. (The)		7,000	37,600
ABC-Mart, Inc.		300	11,769
Acom Co. Ltd.		750	9,691
Advantest Corp.		2,800	58,514
Aeon Co. Ltd.		11,100	117,453
Aeon Credit Service Co. Ltd.		1,400	12,469
Aeon Mall Co. Ltd.		1,400	27,735
Air Water, Inc.		3,000	32,755
Aisin Seiki Co. Ltd.		3,400	91,537
Ajinomoto Co., Inc.		12,000	108,566
Alfresa Holdings Corp.		700	33,832
All Nippon Airways Co. Ltd.	*	15,000	47,547
Amada Co. Ltd.		7,000	46,013
Aozora Bank Ltd.		11,000	14,245
Asahi Breweries Ltd.		7,100	120,281
Asahi Glass Co. Ltd.		18,000	169,017
Asahi Kasei Corp.		23,000	120,160
Asics Corp.		3,000	27,468
Astellas Pharma, Inc.		8,075	270,559
Bank of Kyoto Ltd. (The)		5,000	41,162
Bank of Yokohama Ltd. (The)		21,000	96,064
Benesse Holdings, Inc.		1,300	59,180
Bridgestone Corp.		11,400	180,259
Brother Industries Ltd.		3,800	39,449
Canon Marketing Japan, Inc.		900	12,667
Canon, Inc.		19,900	741,662
Casio Computer Co. Ltd.		4,500	27,028
Central Japan Railway Co.		27	222,935
Chiba Bank Ltd. (The)		14,000	84,519
Chiyoda Corp.		3,000	21,786
Chubu Electric Power Co., Inc.		11,900	295,315
Chugai Pharmaceutical Co. Ltd.		3,800	67,639
Chugoku Bank Ltd. (The)		3,000	35,350
Chugoku Electric Power Co., Inc. (The)		5,000	102,982
Chuo Mitsui Trust Holdings, Inc.		15,000	52,897
Citizen Holdings Co. Ltd.		4,700	28,712
Coca-Cola West Holdings Co. Ltd.		1,200	19,828
Cosmo Oil Co. Ltd.		12,000	28,654
Credit Saison Co. Ltd.		3,100	32,445
Dai Nippon Printing Co. Ltd.		10,000	115,413
Daicel Chemical Industries Ltd.		5,000	33,733
Daido Steel Co. Ltd.		4,000	17,106
Daihatsu Motor Co. Ltd.		3,000	27,922
Dai-ichi Life Insurance Co. Ltd. (The)		140	194,130
Daiichi Sankyo Co. Ltd.		12,202	218,000
Daikin Industries Ltd.		4,100	125,010
Dainippon Sumitomo Pharma Co. Ltd.		3,000	22,971
Daito Trust Construction Co. Ltd.		1,400	79,280
Daiwa House Industry Co. Ltd.		9,000	80,965
Daiwa Securities Group, Inc.		29,000	122,437
Dena Co. Ltd.		1,500	39,606
Denki Kagaku Kogyo K.K.		8,000	37,237
Denso Corp.		8,600	237,695
Dentsu, Inc.		2,800	73,949
Dowa Holdings Co. Ltd.		5,000	23,955
East Japan Railway Co.		6,000	399,513
Eisai Co. Ltd.		4,400	145,996
Electric Power Development Co. Ltd.		2,140	67,878
Elpida Memory, Inc.	*	3,300	50,699
FamilyMart Co. Ltd.		900	29,721
Fanuc Ltd.		3,400	383,937
Fast Retailing Co. Ltd.		900	136,183
Fuji Electric Holdings Co. Ltd.		10,000	28,793
Fuji Heavy Industries Ltd.	*	11,000	58,928
FUJIFILM Holdings Corp.		8,300	239,866
Fujitsu Ltd.		33,000	206,277
Fukuoka Financial Group, Inc.		14,000	58,277
Furukawa Electric Co. Ltd.		12,000	52,354
GS Yuasa Corp.		6,000	39,263
Gunma Bank Ltd. (The)		8,000	42,423
Hachijuni Bank Ltd. (The)		8,000	44,910
Hakuhodo DY Holdings, Inc.		320	16,032
Hankyu Hanshin Holdings, Inc.		20,600	90,906
Hino Motors Ltd.		5,000	24,653
Hirose Electric Co. Ltd.		530	48,539
Hiroshima Bank Ltd. (The)		10,000	39,968
Hisamitsu Pharmaceutical Co., Inc.	†	1,200	47,599
Hitachi Chemical Co. Ltd.		1,700	31,583
Hitachi Construction Machinery Co. Ltd.		1,800	33,140
Hitachi High-Technologies Corp.		1,100	20,208
Hitachi Ltd.	*	78,000	283,320
Hitachi Metals Ltd.		3,000	30,372
Hokkaido Electric Power Co., Inc.		3,000	64,626
Hokuhoku Financial Group, Inc.		23,000	42,251

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Hokuriku Electric Power Co.		3,200	$70,174
Honda Motor Co. Ltd.		29,100	854,750
HOYA Corp.		7,500	159,583
Ibiden Co. Ltd.		2,200	59,265
Idemitsu Kosan Co. Ltd.		400	30,118
IHI Corp.		21,000	33,418
INPEX Corp.		15	83,198
Isetan Mitsukoshi Holdings Ltd.		5,940	57,907
Isuzu Motors Ltd.		21,000	63,105
Ito En Ltd.		1,300	19,884
ITOCHU Corp.		27,000	211,072
Itochu Techno-Solutions Corp.		600	21,926
Iyo Bank Ltd. (The)		4,000	37,198
J. Front Retailing Co. Ltd.		8,600	41,390
Jafco Co. Ltd.		400	8,849
Japan Petroleum Exploration Co.		500	20,399
Japan Prime Realty Investment Corp. REIT		12	25,278
Japan Real Estate Investment Corp. REIT		9	73,310
Japan Retail Fund Investment Corp. REIT		24	29,230
Japan Steel Works Ltd. (The)		6,000	52,739
Japan Tobacco, Inc.		79	245,777
JFE Holdings, Inc.		8,200	253,683
JGC Corp.		4,000	60,697
Joyo Bank Ltd. (The)		11,000	43,614
JS Group Corp.		4,500	85,895
JSR Corp.		3,000	50,393
JTEKT Corp.		3,700	34,218
Jupiter Telecommunications Co. Ltd.		47	44,998
JX Holdings, Inc.	*	39,610	195,776
Kajima Corp.		14,000	31,739
Kamigumi Co. Ltd.		5,000	38,366
Kaneka Corp.		6,000	34,807
Kansai Electric Power Co., Inc. (The)		13,400	326,802
Kansai Paint Co. Ltd.		4,000	34,336
Kao Corp.		9,500	223,524
Kawasaki Heavy Industries Ltd.		25,000	60,615
Kawasaki Kisen Kaisha Ltd.	*	12,000	48,796
KDDI Corp.		52	247,868
Keihin Electric Express Railway Co. Ltd.		8,000	70,704
Keio Corp.		11,000	71,021
Keisei Electric Railway Co. Ltd.		4,000	22,364
Keyence Corp.		793	183,375
Kikkoman Corp.		3,000	31,321
Kinden Corp.		2,000	17,031
Kintetsu Corp.	†	28,000	85,439
Kirin Holdings Co. Ltd.		15,000	188,844
Kobe Steel Ltd.		46,000	87,623
Koito Manufacturing Co. Ltd.		2,000	29,452
Komatsu Ltd.		16,700	300,702
Konami Corp.		1,600	24,676
Konica Minolta Holdings, Inc.		8,000	76,962
Kubota Corp.		20,000	153,406
Kuraray Co. Ltd.		6,100	71,563
Kurita Water Industries Ltd.		2,100	57,385
Kyocera Corp.		2,900	234,773
Kyowa Hakko Kirin Co. Ltd.		5,000	47,419
Kyushu Electric Power Co., Inc.		6,900	154,751
Lawson, Inc.		1,100	48,112
Mabuchi Motor Co. Ltd.		400	18,263
Makita Corp.		2,100	56,196
Marubeni Corp.		29,000	148,666
Marui Group Co. Ltd.		4,000	26,944
Maruichi Steel Tube Ltd.		500	9,564
Matsui Securities Co. Ltd.		1,500	9,159
Mazda Motor Corp.		28,000	65,432
McDonald’s Holdings Co. Japan Ltd.		1,000	22,392
Medipal Holdings Corp.		2,800	33,256
MEIJI Holdings Co. Ltd.		1,102	45,086
Minebea Co. Ltd.		6,000	33,238
Mitsubishi Chemical Holdings Corp.		22,000	100,418
Mitsubishi Corp.		23,800	492,385
Mitsubishi Electric Corp.		34,000	265,367
Mitsubishi Estate Co. Ltd.		21,000	292,355
Mitsubishi Gas Chemical Co., Inc.		7,000	33,941
Mitsubishi Heavy Industries Ltd.		54,000	186,286
Mitsubishi Logistics Corp.		2,000	22,289
Mitsubishi Materials Corp.	*	18,000	47,844
Mitsubishi Motors Corp.	*	63,000	79,693
Mitsubishi Tanabe Pharma Corp.		4,000	60,944
Mitsubishi UFJ Financial Group, Inc.		224,740	1,020,479
Mitsubishi UFJ Lease & Finance Co. Ltd.	†	920	31,034
Mitsui & Co. Ltd.		30,600	356,973
Mitsui Chemicals, Inc.		15,000	41,921
Mitsui Engineering & Shipbuilding Co. Ltd.		12,000	24,237
Mitsui Fudosan Co. Ltd.		15,000	208,777
Mitsui Mining & Smelting Co. Ltd.		11,000	29,029
Mitsui OSK Lines Ltd.		21,000	138,845
Mitsumi Electric Co. Ltd.		1,400	23,750
Mizuho Financial Group, Inc.		240,900	395,271
Mizuho Securities Co. Ltd.		9,000	20,066
Mizuho Trust & Banking Co. Ltd.	*	24,000	20,638
MS&AD Insurance Group Holdings		9,574	204,915
Murata Manufacturing Co. Ltd.		3,600	171,677
Namco Bandai Holdings, Inc.		3,350	29,457
NEC Corp.		47,000	122,006
NGK Insulators Ltd.		5,000	77,875
NGK Spark Plug Co. Ltd.		3,000	37,244
NHK Spring Co. Ltd.		3,000	27,441
Nidec Corp.		1,900	159,063
Nikon Corp.		5,700	98,233
Nintendo Co. Ltd.		1,800	528,497
Nippon Building Fund, Inc. REIT		9	71,411
Nippon Electric Glass Co. Ltd.		6,500	74,455
Nippon Express Co. Ltd.		14,000	63,085
Nippon Meat Packers, Inc.		3,000	37,031
Nippon Paper Group, Inc.		1,500	41,519
Nippon Sheet Glass Co. Ltd.		11,000	26,911
Nippon Steel Corp.		90,000	297,490
Nippon Telegraph & Telephone Corp.		9,200	374,770
Nippon Yusen K.K.		26,000	94,751
Nishi-Nippon City Bank Ltd. (The)		11,000	31,503
Nissan Chemical Industries Ltd.		3,000	33,525

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Nissan Motor Co. Ltd.	*	43,800	$305,219
Nissha Printing Co. Ltd.		400	10,687
Nisshin Seifun Group, Inc.		3,200	36,132
Nisshin Steel Co. Ltd.		15,000	23,850
Nisshinbo Industries, Inc.		2,000	19,171
Nissin Foods Holdings Co. Ltd.		1,100	40,379
Nitori Co. Ltd.		600	51,719
Nitto Denko Corp.		2,800	91,849
NKSJ Holdings, Inc.	*	24,900	148,980
NOK Corp.		2,000	31,760
Nomura Holdings, Inc.		62,500	341,468
Nomura Real Estate Holdings, Inc.		1,700	21,276
Nomura Real Estate Office Fund, Inc. REIT		5	24,892
Nomura Research Institute Ltd.		1,650	35,029
NSK Ltd.		8,000	55,561
NTN Corp.		9,000	36,843
NTT Data Corp.		23	84,897
NTT DoCoMo, Inc.		271	410,373
NTT Urban Development Corp.		24	19,067
Obayashi Corp.		11,000	43,609
Obic Co. Ltd.		100	19,303
Odakyu Electric Railway Co. Ltd.		11,000	94,427
OJI Paper Co. Ltd.		15,000	73,544
Olympus Corp.		4,000	94,756
Omron Corp.		3,400	74,118
Ono Pharmaceutical Co. Ltd.		1,500	60,807
Oracle Corp. Japan		600	29,484
Oriental Land Co. Ltd.		900	75,215
ORIX Corp.		1,820	131,850
Osaka Gas Co. Ltd.		35,000	126,244
Otsuka Corp.		200	12,746
Panasonic Corp.		35,000	437,040
Panasonic Electric Works Co. Ltd.		7,000	68,806
Rakuten, Inc.		122	88,149
Resona Holdings, Inc.		10,600	129,362
Ricoh Co. Ltd.		12,000	153,018
Rinnai Corp.		600	30,798
Rohm Co. Ltd.		1,700	102,084
Sankyo Co. Ltd.		900	40,681
Santen Pharmaceutical Co. Ltd.		1,400	50,444
Sanyo Electric Co. Ltd.	*	34,000	43,746
Sapporo Hokuyo Holdings, Inc.		4,000	17,644
Sapporo Holdings Ltd.		4,000	17,195
SBI Holdings, Inc.		295	36,648
Secom Co. Ltd.		3,700	164,302
Sega Sammy Holdings, Inc.		3,548	50,966
Seiko Epson Corp.		2,400	31,018
Sekisui Chemical Co. Ltd.		8,000	49,903
Sekisui House Ltd.		10,000	85,525
Senshu Ikeda Holdings, Inc.		8,300	12,086
Seven & I Holdings Co. Ltd.		13,540	310,219
Seven Bank Ltd.		9	16,335
Sharp Corp.		18,000	189,875
Shikoku Electric Power Co., Inc.		3,200	91,519
Shimadzu Corp.		4,000	30,151
Shimamura Co. Ltd.		400	36,167
Shimano, Inc.		1,200	51,488
Shimizu Corp.		10,000	34,176
Shin-Etsu Chemical Co. Ltd.		7,300	339,415
Shinko Electric Industries Co. Ltd.		1,400	18,193
Shinsei Bank Ltd.	*	16,000	13,526
Shionogi & Co. Ltd.		5,000	103,659
Shiseido Co. Ltd.		6,000	132,248
Shizuoka Bank Ltd. (The)		11,000	95,866
Showa Denko K.K.		26,000	46,957
Showa Shell Sekiyu K.K.		2,900	19,996
SMC Corp.		1,000	133,772
Softbank Corp.		14,200	376,630
Sojitz Corp.		21,200	33,132
Sony Corp.		17,700	472,112
Sony Financial Holdings, Inc.		14	46,701
Square Enix Holdings Co. Ltd.		1,000	18,420
Stanley Electric Co. Ltd.		2,500	41,401
Sumco Corp.	*	1,900	31,491
Sumitomo Chemical Co. Ltd.		27,000	104,495
Sumitomo Corp.		19,900	198,741
Sumitomo Electric Industries Ltd.		13,400	156,163
Sumitomo Heavy Industries Ltd.		10,000	58,675
Sumitomo Metal Industries Ltd.		61,000	137,923
Sumitomo Metal Mining Co. Ltd.		9,000	112,275
Sumitomo Mitsui Financial Group, Inc.		23,600	667,936
Sumitomo Realty & Development Co. Ltd.		7,000	118,944
Sumitomo Rubber Industries Ltd.		3,000	26,460
Sumitomo Trust & Banking Co. Ltd. (The)		26,000	132,370
Suruga Bank Ltd.		4,000	36,303
Suzuken Co. Ltd.		1,260	42,176
Suzuki Motor Corp.		5,800	113,827
Sysmex Corp.		600	34,076
T&D Holdings, Inc.		4,850	103,705
Taiheiyo Cement Corp.	*	15,000	18,941
Taisei Corp.		16,000	32,000
Taisho Pharmaceutical Co. Ltd.		2,300	45,372
Taiyo Nippon Sanso Corp.		5,000	39,705
Takashimaya Co. Ltd.		5,000	39,856
Takeda Pharmaceutical Co. Ltd.		13,220	567,834
TDK Corp.		2,100	114,917
Teijin Ltd.		16,000	47,503
Terumo Corp.		3,000	143,669
THK Co. Ltd.		2,100	43,447
Tobu Railway Co. Ltd.	†	15,000	80,793
Toho Co. Ltd.		1,800	29,841
Toho Gas Co. Ltd.	†	7,000	37,339
Tohoku Electric Power Co., Inc.		7,600	163,160
Tokio Marine Holdings, Inc.		12,800	336,510
Tokuyama Corp.		6,000	26,409
Tokyo Electric Power Co., Inc. (The)		21,500	584,874
Tokyo Electron Ltd.		3,000	161,602
Tokyo Gas Co. Ltd.		45,000	205,431
Tokyo Steel Manufacturing Co. Ltd.		2,100	24,277
Tokyo Tatemono Co. Ltd.		7,000	21,572
Tokyu Corp.		21,000	85,474
Tokyu Land Corp.		9,000	31,461
TonenGeneral Sekiyu K.K.		5,000	43,261
Toppan Printing Co. Ltd.		10,000	79,076
Toray Industries, Inc.		23,000	110,241
Toshiba Corp.	*	71,000	351,704

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Tosoh Corp.		9,000	$23,298
TOTO Ltd.		5,000	33,212
Toyo Seikan Kaisha Ltd.		2,500	36,480
Toyo Suisan Kaisha Ltd.		2,000	47,735
Toyoda Gosei Co. Ltd.		1,200	29,761
Toyota Boshoku Corp.		1,400	20,441
Toyota Industries Corp.		3,300	83,741
Toyota Motor Corp.		48,900	1,680,138
Toyota Tsusho Corp.		3,500	49,888
Trend Micro, Inc.		1,800	48,644
Tsumura & Co.		1,000	30,618
Ube Industries Ltd.		19,000	44,924
Unicharm Corp.		700	78,936
UNY Co. Ltd.		3,000	22,796
Ushio, Inc.		1,900	29,271
USS Co. Ltd.		350	25,002
West Japan Railway Co.		30	109,706
Yahoo! Japan Corp.		271	108,014
Yakult Honsha Co. Ltd.		1,900	51,686
Yamada Denki Co. Ltd.		1,510	98,663
Yamaguchi Financial Group, Inc.		4,000	38,228
Yamaha Corp.		2,700	27,570
Yamaha Motor Co. Ltd.	*	4,500	59,491
Yamato Holdings Co. Ltd.		7,000	92,649
Yamato Kogyo Co. Ltd.		700	17,448
Yamazaki Baking Co. Ltd.		2,000	26,972
Yaskawa Electric Corp.		4,000	29,673
Yokogawa Electric Corp.		4,300	26,617
			36,090,644

Luxembourg—0.5%
ArcelorMittal		15,119	405,519
Millicom International Cellular SA SDR		1,318	106,944
SES SA, Class A FDR		5,215	108,454
Tenaris SA		8,186	141,190
			762,107

Macau—0.1%
Sands China Ltd.	*	35,294	52,164
Wynn Macau Ltd.	*	27,256	44,447
			96,611

Malta—0.0%
BGP Holdings plc	*‡δ	142,647	—

Mexico—0.0%
Fresnillo plc		3,383	49,114

Netherlands—4.4%
Aegon NV	*	27,557	146,378
Akzo Nobel NV		4,164	216,424
ASML Holding NV		7,753	213,362
Corio NV REIT		946	45,939
Delta Lloyd NV		1,244	20,965
European Aeronautic Defence and Space Co. NV	*	7,463	152,304
Fugro NV CVA		1,178	54,421
Heineken Holding NV		1,878	68,608
Heineken NV		4,331	183,579
ING Groep NV CVA	*	67,260	497,759
Koninklijke Ahold NV		20,999	259,755
Koninklijke Boskalis Westminster NV		1,198	46,547
Koninklijke DSM NV		2,684	106,694
Koninklijke KPN NV		28,764	366,641
Koninklijke Philips Electronics NV		17,127	511,448
Koninklijke Vopak NV		1,170	42,875
Qiagen NV	*	4,093	79,629
Randstad Holding NV	*	1,746	68,609
Reed Elsevier NV		12,525	138,655
Royal Dutch Shell plc, Class A		62,430	1,575,487
Royal Dutch Shell plc, Class B		47,468	1,147,335
SBM Offshore NV		3,035	43,419
TNT NV		6,442	162,255
Unilever NV CVA		28,686	783,392
Wolters Kluwer NV		4,949	94,907
			7,027,387

New Zealand—0.1%
Auckland International Airport Ltd.		15,775	20,168
Contact Energy Ltd.	*	5,052	19,652
Fletcher Building Ltd.		10,277	54,996
Sky City Entertainment Group Ltd.		8,062	15,707
Telecom Corp of New Zealand Ltd.		31,396	40,431
			150,954

Norway—0.6%
Aker Solutions ASA		2,745	31,386
DnB NOR ASA		17,098	164,452
Norsk Hydro ASA		12,420	56,087
Orkla ASA		13,374	85,528
Renewable Energy Corp. ASA	*	5,950	14,069
Statoil ASA		19,669	378,920
Telenor ASA		14,934	188,128
Yara International ASA		3,275	92,059
			1,010,629

Portugal—0.3%
Banco Comercial Portugues SA (Registered)		41,569	31,214
Banco Espirito Santo SA (Registered)		9,862	38,913
Brisa Auto-Estradas de Portugal SA		3,084	18,665
Cimpor Cimentos de Portugal SGPS SA		4,428	24,882
EDP - Energias de Portugal SA		31,876	94,864
Galp Energia SGPS SA, Class B		3,992	59,629
Jeronimo Martins SGPS SA		3,626	33,222
Portugal Telecom SGPS SA (Registered)		10,443	104,377
			405,766

Singapore—1.6%
Ascendas Real Estate Investment Trust REIT		28,786	37,175
CapitaLand Ltd.		46,500	118,572
CapitaMall Trust REIT		41,000	53,453
CapitaMalls Asia Ltd.		23,000	34,388
City Developments Ltd.		9,000	70,843
ComfortDelgro Corp. Ltd.		37,000	38,372
Cosco Corp. Singapore Ltd.		18,000	18,935
DBS Group Holdings Ltd.		30,500	295,999
Fraser and Neave Ltd.		18,000	65,821
Genting Singapore plc	*	105,000	86,846
Golden Agri-Resources Ltd.		119,320	44,732
Jardine Cycle & Carriage Ltd.		2,000	42,561

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Keppel Corp. Ltd.		22,000	$132,826
Keppel Land Ltd.		12,000	33,114
K-Green Trust	*	4,400	3,302
Neptune Orient Lines Ltd.	*	17,000	24,012
Olam International Ltd.		19,600	35,975
Oversea-Chinese Banking Corp. Ltd.		43,600	274,554
SembCorp Industries Ltd.		15,340	44,361
SembCorp Marine Ltd.		14,000	38,258
Singapore Airlines Ltd.		9,400	97,470
Singapore Exchange Ltd.		15,000	78,664
Singapore Press Holdings Ltd.		27,500	74,025
Singapore Technologies Engineering Ltd.		26,000	60,781
Singapore Telecommunications Ltd.		140,159	303,012
StarHub Ltd.		8,730	14,036
United Overseas Bank Ltd.		22,000	306,061
UOL Group Ltd.		8,000	21,547
Wilmar International Ltd.		24,000	98,197
			2,547,892

Spain—3.4%
Abertis Infraestructuras SA		5,451	78,352
Acciona SA		445	33,867
Acerinox SA		1,819	28,266
ACS Actividades de Construccion y Servicios SA		2,634	96,797
Banco Bilbao Vizcaya Argentaria SA		62,697	645,963
Banco de Sabadell SA		16,913	76,587
Banco de Valencia SA	†	3,273	14,569
Banco Popular Espanol SA		15,396	78,033
Banco Santander SA		144,787	1,518,264
Bankinter SA		5,397	32,882
Criteria Caixacorp SA		15,719	64,282
EDP Renovaveis SA	*	3,747	22,067
Enagas		3,155	47,524
Ferrovial SA		7,882	50,980
Fomento de Construcciones y Contratas SA		687	14,707
Gamesa Corp. Tecnologica SA	*	3,097	26,594
Gas Natural SDG SA		4,041	58,397
Gestevision Telecinco SA		2,112	18,769
Grifols SA		2,031	20,760
Iberdrola Renovables SA		15,852	49,749
Iberdrola SA		69,082	388,279
Iberdrola SA, Temporary Shares	*‡	2,657	14,934
Iberia Lineas Aereas de Espana SA	*	9,947	28,080
Inditex SA		3,851	219,589
Indra Sistemas SA		1,576	25,198
Mapfre SA		13,081	35,570
Red Electrica Corp. SA		1,889	67,636
Repsol YPF SA		13,138	265,126
Telefonica SA		72,550	1,343,966
Zardoya Otis SA		2,117	27,198
			5,392,985

Sweden—2.8%
Alfa Laval AB	†	5,944	77,191
Assa Abloy AB, Class B		5,445	108,834
Atlas Copco AB, Class A		11,852	173,284
Atlas Copco AB, Class B		6,758	89,216
Boliden AB		4,569	50,500
Electrolux AB, Series B		4,438	101,456
Getinge AB, Class B		3,677	71,161
Hennes & Mauritz AB, Class B		18,008	494,903
Holmen AB, Class B		741	17,591
Husqvarna AB, Class B		7,817	47,007
Investor AB, Class B		7,869	127,291
Kinnevik Investment AB, Class B		3,478	55,683
Modern Times Group AB, Class B		842	46,094
Nordea Bank AB		56,885	469,083
Ratos AB, Class B		1,628	40,787
Sandvik AB		17,832	217,514
Scania AB, Class B		5,968	91,095
Securitas AB, Class B		5,360	48,586
Skandinaviska Enskilda Banken AB, Class A		25,092	132,951
Skanska AB, Class B		7,363	106,525
SKF AB, Class B		6,728	120,749
SSAB AB, Class A		3,099	41,607
SSAB AB, Class B		1,278	15,340
Svenska Cellulosa AB, Class B		10,399	122,306
Svenska Handelsbanken AB, Class A		8,639	211,343
Swedbank AB, Class A	*	12,305	112,919
Swedish Match AB		4,238	92,610
Tele2 AB, Class B		5,203	77,735
Telefonaktiebolaget LM Ericsson, Class B		53,416	592,502
TeliaSonera AB		39,544	254,096
Volvo AB, Class B	*	19,200	212,329
			4,420,288

Switzerland—8.1%
ABB Ltd. (Registered)	*	38,867	676,698
Actelion Ltd. (Registered)	*	1,691	63,314
Adecco SA (Registered)		2,140	102,093
Aryzta AG		1,539	59,212
Baloise Holding AG (Registered)		934	65,012
Compagnie Financiere Richemont SA (A Bearer Shares)		9,194	320,983
Credit Suisse Group AG (Registered)		19,817	745,064
GAM Holding Ltd.	*	3,736	40,373
Geberit AG (Registered)		710	110,473
Givaudan SA (Registered)		133	112,961
Holcim Ltd. (Registered)		4,400	294,544
Julius Baer Group Ltd.		3,656	104,242
Kuehne + Nagel International AG (Registered)		1,003	103,248
Lindt & Spruengli AG (Participation Certificates)		17	36,886
Lindt & Spruengli AG (Registered)	†	2	49,011
Logitech International SA (Registered)	*†	2,953	39,973
Lonza Group AG (Registered)		854	56,859
Nestle SA (Registered)		61,051	2,943,808
Nobel Biocare Holding AG (Registered)	†	2,035	35,031
Novartis AG (Registered)		37,153	1,800,551
Pargesa Holding SA (Bearer)		467	30,623
Roche Holding AG (Genusschein)		12,370	1,702,628
Schindler Holding AG (Participation Certificates)		842	70,969
Schindler Holding AG (Registered)		317	26,459

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
SGS SA (Registered)		96	$129,567
Sika AG		34	60,270
Sonova Holding AG (Registered)		783	96,088
STMicroelectronics NV		11,906	94,563
Straumann Holding AG (Registered)		152	32,874
Swatch Group AG (The) (Bearer)		535	150,883
Swatch Group AG (The) (Registered)		698	35,670
Swiss Life Holding AG (Registered)	*	529	50,558
Swiss Reinsurance Co. Ltd. (Registered)		6,079	249,775
Swisscom AG (Registered)		416	141,032
Syngenta AG (Registered)		1,666	384,873
UBS AG (Registered)	*	63,550	841,899
Xstrata plc		36,066	472,272
Zurich Financial Services AG (Registered)		2,596	572,194
			12,903,533

United Kingdom—18.2%
3i Group plc		18,002	71,002
Admiral Group plc		3,417	71,560
Aggreko plc		4,345	91,214
AMEC plc		6,200	75,958
Anglo American plc	*	23,183	807,816
Antofagasta plc		6,876	80,000
ARM Holdings plc		21,908	90,675
Associated British Foods plc		6,436	93,204
AstraZeneca plc (London Exchange)		25,568	1,205,425
Autonomy Corp. plc	*	3,861	105,245
Aviva plc		49,152	228,419
BAE Systems plc		62,175	289,376
Balfour Beatty plc		12,983	46,176
Barclays plc		201,361	803,733
BG Group plc		59,413	883,640
BHP Billiton plc		38,862	1,007,635
BP plc		330,417	1,581,761
British Airways plc	*	10,357	30,090
British American Tobacco plc		35,158	1,115,768
British Land Co. plc REIT		14,784	95,496
British Sky Broadcasting Group plc		20,764	216,813
BT Group plc, Class A		136,257	263,016
Bunzl plc		6,330	63,387
Burberry Group plc		8,125	91,761
Cable & Wireless Worldwide plc		45,569	58,961
Cairn Energy plc	*	25,400	156,043
Capita Group plc (The)		10,792	118,898
Capital Shopping Centres Group plc REIT		9,366	43,270
Carnival plc		2,917	94,486
Centrica plc		90,398	398,928
Cobham plc		19,426	61,540
Compass Group plc		33,569	255,376
Diageo plc		44,096	692,656
Eurasian Natural Resources Corp. plc		4,297	54,679
Firstgroup plc		8,231	44,679
G4S plc		23,489	93,128
GlaxoSmithKline plc		91,403	1,552,102
Hammerson plc REIT		11,851	60,413
Home Retail Group plc		15,769	50,074
HSBC Holdings plc (London Exchange)		306,604	2,801,044
ICAP plc		8,924	53,488
Imperial Tobacco Group plc		17,929	500,949
Inmarsat plc		7,983	84,644
Intercontinental Hotels Group plc		4,710	74,230
International Power plc		28,027	125,196
Invensys plc		15,349	54,949
Investec plc		7,041	47,379
ITV plc	*	61,708	46,115
J. Sainsbury plc		21,858	104,290
Johnson Matthey plc		3,984	88,512
Kazakhmys plc		3,673	53,916
Kingfisher plc		40,831	127,906
Land Securities Group plc REIT		13,086	108,297
Legal & General Group plc		101,525	118,332
Lloyds Banking Group plc	*	704,684	556,325
London Stock Exchange Group plc		2,311	19,295
Lonmin plc	*	2,625	54,811
Man Group plc		29,579	98,052
Marks & Spencer Group plc		28,835	142,053
National Grid plc		61,002	445,374
Next plc		3,435	102,413
Old Mutual plc		91,265	139,731
Pearson plc		14,311	188,215
Petrofac Ltd.		4,520	79,520
Prudential plc		45,205	340,964
Randgold Resources Ltd.		1,649	156,767
Reckitt Benckiser Group plc		10,862	505,239
Reed Elsevier plc		22,119	164,008
Rexam plc		15,419	69,363
Rio Tinto plc		25,418	1,116,216
Rolls-Royce Group plc	*	32,652	272,539
Rolls-Royce Group plc, Class C	*‡	2,938,680	4,391
Royal Bank of Scotland Group plc	*	298,382	181,721
RSA Insurance Group plc		57,738	102,427
SABMiller plc		16,885	473,464
Sage Group plc (The)		23,751	81,718
Schroders plc		1,968	35,420
Scottish & Southern Energy plc		16,181	269,478
Segro plc REIT		12,863	48,499
Serco Group plc		8,075	70,519
Severn Trent plc		4,129	75,781
Smith & Nephew plc		15,739	148,695
Smiths Group plc		7,181	114,328
Standard Chartered plc (London Exchange)		35,638	867,800
Standard Life plc		40,542	104,769
Tesco plc		140,521	792,737
Thomas Cook Group plc		14,091	37,297
Tomkins plc		16,385	55,032
TUI Travel plc		9,107	28,334
Tullow Oil plc		15,483	230,314
Unilever plc		22,603	604,224
United Utilities Group plc		12,299	96,244
Vedanta Resources plc		2,170	68,180
Vodafone Group plc		926,387	1,908,813
Whitbread plc		3,280	68,496
Wm Morrison Supermarkets plc		38,357	151,569
Wolseley plc	*	4,923	97,721
WPP plc		22,123	208,409
			28,910,915

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value

COMMON STOCKS—(Continued)

United States—0.1%
Synthes, Inc.	1,090	$125,329

TOTAL COMMON STOCKS
(Cost $196,068,379)		153,940,204

PREFERRED STOCKS—0.4%

Germany—0.4%
Bayerische Motoren Werke AG	922	32,257
Fresenius SE	1,495	98,748
Henkel AG & Co. KGaA	3,090	150,887
Porsche Automobil Holding SE	1,500	64,129
RWE AG	720	43,348
Volkswagen AG	3,024	265,358

TOTAL PREFERRED STOCKS
(Cost $749,424)		654,727

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—0.2%

U.S. Treasury Bills—0.2%
U.S. Treasury Bill
0.098%	09/09/2010
(Cost $324,938)		‡‡	$325,000	324,908

		Shares	Value

WARRANTS—0.0%

Hong Kong—0.0%
Henderson Land Development Co. Ltd., Expires 06/01/2011, Strike HKD 58.00	*
(Cost $—)		3,800	644

CASH EQUIVALENTS—2.4%

Institutional Money Market Funds—2.4%
Dreyfus Institutional Cash Advantage Fund	††	125,000	125,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		3,116,747	3,116,747
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	92,137	92,137
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	125,000	125,000
Short-Term Investments Trust Liquid Assets Portfolio	††	125,000	125,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	125,000	125,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	125,000	125,000

TOTAL CASH EQUIVALENTS
(Cost $3,833,884)			3,833,884

TOTAL INVESTMENTS—99.7%
(Cost $200,976,625)			158,754,367
Other assets less liabilities—0.3%			538,526

NET ASSETS—100.0%			$159,292,893

Notes to the Schedule of Investments:
CDI	Chess Depository Interest
CVA	Dutch Certificate of Shares
FDR	Fiduciary Depositary Receipt
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt
STRIPs	Separately Traded Receipt of Interest and Principal Security
VVPR	Verlaagde Vooheffing Precompte Reduit (Belgian dividend coupon)
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
δ	Security has no market value at June 30, 2010.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

Percentage of Portfolio by Industry:

COMMON STOCKS
Commercial Banks	13.1%
Pharmaceuticals	7.4%
Oil, Gas & Consumable Fuels	6.4%
Metals & Mining	5.5%
Insurance	4.2%
Food Products	3.7%
Diversified Telecommunication Services	3.5%
Electric Utilities	3.2%
Chemicals	3.1%
Automobiles	3.0%
Food & Staples Retailing	2.4%
Machinery	2.4%
Capital Markets	2.2%
Beverages	2.0%
Wireless Telecommunication Services	2.0%
Real Estate Management & Development	1.8%
Industrial Conglomerates	1.7%
Multi-Utilities	1.5%
Media	1.5%
Electrical Equipment	1.5%
Real Estate Investment Trusts (REITs)	1.3%
Tobacco	1.2%
Electronic Equipment, Instruments & Components	1.2%
Trading Companies & Distributors	1.1%
Diversified Financial Services	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Software	1.0%
Road & Rail	1.0%
Household Durables	0.9%
Hotels, Restaurants & Leisure	0.9%
Specialty Retail	0.8%
Communications Equipment	0.8%
Construction & Engineering	0.8%
Health Care Equipment & Supplies	0.7%
Auto Components	0.7%
Construction Materials	0.7%
Aerospace & Defense	0.7%
Office Electronics	0.7%
Semiconductors & Semiconductor Equipment	0.6%
Building Products	0.6%
Personal Products	0.5%
Energy Equipment & Services	0.5%
Commercial Services & Supplies	0.5%
Gas Utilities	0.5%
Computers & Peripherals	0.5%
Marine	0.4%
Household Products	0.4%
Professional Services	0.4%
Multiline Retail	0.4%
Transportation Infrastructure	0.3%
Air Freight & Logistics	0.3%
Paper & Forest Products	0.3%
IT Services	0.3%
Health Care Providers & Services	0.2%
Airlines	0.2%
Biotechnology	0.2%
Leisure Equipment & Products	0.2%
Independent Power Producers & Energy Traders	0.2%
Distributors	0.1%
Containers & Packaging	0.1%
Consumer Finance	0.1%
Internet & Catalog Retail	0.1%
Life Sciences Tools & Services	0.1%
Internet Software & Services	0.1%
Water Utilities	0.0%
Diversified Consumer Services	0.0%
96.7%

PREFERRED STOCKS
Automobiles	0.2%
Household Products	0.1%
Health Care Equipment & Supplies	0.1%
Multi-Utilities	0.0%
0.4%

WARRANTS
Real Estate Management & Development	0.0%

TOTAL COMMON STOCKS/PREFERRED STOCKS/WARRANTS	97.1%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.2%

CASH EQUIVALENTS
Institutional Money Market Funds	2.4%

TOTAL U.S. TREASURY OBLIGATIONS/CASH EQUIVALENTS	2.6%

TOTAL INVESTMENTS	99.7%
Other assets less liabilities	0.3%

TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint Model
Portfolio Savings
Oriented Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,844,884	$29,017,821
Vantagepoint Diversifying Strategies Fund	6,417,733	63,086,313
Vantagepoint Equity Income Fund	4,001,556	29,051,297
Vantagepoint Growth & Income Fund	3,664,856	29,098,957
Vantagepoint Inflation Protected Securities Fund	4,370,841	48,297,799
Vantagepoint International Fund	1,916,905	14,779,334
Vantagepoint Low Duration Bond Fund	9,830,038	98,595,278
		311,926,799

TOTAL INVESTMENTS—100.0%
(Cost $317,728,799)		311,926,799
Other assets less liabilities—(0.0%)		(60,943)

NET ASSETS—100.0%		$311,865,856

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint Model
Portfolio Conservative
Growth Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	1,631,471	$15,058,481
Vantagepoint Core Bond Index Fund Class I	6,508,881	66,390,586
Vantagepoint Diversifying Strategies Fund	10,418,467	102,413,526
Vantagepoint Equity Income Fund	7,533,692	54,694,602
Vantagepoint Growth & Income Fund	5,650,411	44,864,264
Vantagepoint Growth Fund	4,240,565	29,895,986
Vantagepoint Inflation Protected Securities Fund	4,982,362	55,055,095
Vantagepoint International Fund	5,247,548	40,458,596
Vantagepoint Low Duration Bond Fund	10,310,280	103,412,114
Vantagepoint Select Value Fund	1,878,128	15,081,370
		527,324,620

TOTAL INVESTMENTS—100.0%
(Cost $551,461,685)		527,324,620
Other assets less liabilities—(0.0%)		(87,726)

NET ASSETS—100.0%		$527,236,894

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint Model
Portfolio Traditional
Growth Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	7,555,808	$69,740,108
Vantagepoint Core Bond Index Fund Class I	17,837,186	181,939,297
Vantagepoint Discovery Fund	5,179,566	37,603,647
Vantagepoint Diversifying Strategies Fund	20,726,068	203,737,246
Vantagepoint Equity Income Fund	20,679,446	150,132,776
Vantagepoint Growth & Income Fund	18,896,885	150,041,268
Vantagepoint Growth Fund	17,632,060	124,306,024
Vantagepoint Inflation Protected Securities Fund	5,061,091	55,925,057
Vantagepoint International Fund	19,290,258	148,727,892
Vantagepoint Low Duration Bond Fund	10,930,866	109,636,589
Vantagepoint Select Value Fund	8,751,793	70,276,899
		1,302,066,803

TOTAL INVESTMENTS—100.0%
(Cost $1,393,005,902)		1,302,066,803
Other assets less liabilities—(0.0%)		(193,672)

NET ASSETS—100.0%		$1,301,873,131

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint Model
Portfolio Long-Term
Growth Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	14,120,407	$130,331,356
Vantagepoint Core Bond Index Fund Class I	21,863,927	223,012,055
Vantagepoint Discovery Fund	9,417,365	68,370,072
Vantagepoint Diversifying Strategies Fund	20,243,293	198,991,571
Vantagepoint Equity Income Fund	27,056,722	196,431,802
Vantagepoint Growth & Income Fund	24,736,267	196,405,963
Vantagepoint Growth Fund	24,447,161	172,352,488
Vantagepoint International Fund	31,266,960	241,068,262
Vantagepoint Select Value Fund	16,321,877	131,064,674
		1,558,028,243

TOTAL INVESTMENTS—100.0%
(Cost $1,722,482,716)		1,558,028,243
Other assets less liabilities—(0.0%)		(225,446)

NET ASSETS—100.0%		$1,557,802,797

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint Model
Portfolio All-Equity
Growth Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	5,822,122	$53,738,188
Vantagepoint Discovery Fund	7,031,955	51,051,990
Vantagepoint Equity Income Fund	13,955,098	101,314,010
Vantagepoint Growth & Income Fund	12,121,201	96,242,335
Vantagepoint Growth Fund	13,624,635	96,053,674
Vantagepoint International Fund	15,080,188	116,268,252
Vantagepoint Select Value Fund	6,716,656	53,934,747
		568,603,196

TOTAL INVESTMENTS—100.0%
(Cost $699,394,809)		568,603,196
Other assets less liabilities—(0.0%)		(93,269)

NET ASSETS—100.0%		$568,509,927

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint
Milestone Retirement
Income Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	966,382	$9,857,094
Vantagepoint Diversifying Strategies Fund	2,204,885	21,674,019
Vantagepoint Equity Income Fund	1,435,591	10,422,387
Vantagepoint Growth & Income Fund	1,318,919	10,472,220
Vantagepoint Inflation Protected Securities Fund	1,485,220	16,411,681
Vantagepoint International Fund	687,507	5,300,680
Vantagepoint Low Duration Bond Fund	3,376,413	33,865,421
		108,003,502

TOTAL INVESTMENTS—100.0%
(Cost $105,752,282)		108,003,502
Other assets less liabilities—(0.0%)		(35,606)

NET ASSETS—100.0%		$107,967,896

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint
Milestone 2010 Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	844,794	$8,616,901
Vantagepoint Diversifying Strategies Fund	2,203,312	21,658,556
Vantagepoint Equity Income Fund	3,089,371	22,428,834
Vantagepoint Growth & Income Fund	1,642,346	13,040,224
Vantagepoint Growth Fund	1,259,938	8,882,564
Vantagepoint Inflation Protected Securities Fund	1,622,953	17,933,633
Vantagepoint International Fund	1,505,203	11,605,117
Vantagepoint Low Duration Bond Fund	1,713,787	17,189,284
Vantagepoint Mid/Small Company Index Fund Class I	64,715	788,229
		122,143,342

TOTAL INVESTMENTS—100.0%
(Cost $124,678,160)		122,143,342
Other assets less liabilities—(0.0%)		(37,896)

NET ASSETS—100.0%		$122,105,446

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint
Milestone 2015 Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,633,397	$26,860,648
Vantagepoint Diversifying Strategies Fund	3,854,254	37,887,321
Vantagepoint Equity Income Fund	5,867,759	42,599,933
Vantagepoint Growth & Income Fund	3,097,787	24,596,427
Vantagepoint Growth Fund	2,390,358	16,852,025
Vantagepoint Inflation Protected Securities Fund	1,459,114	16,123,207
Vantagepoint International Fund	3,288,338	25,353,083
Vantagepoint Low Duration Bond Fund	2,249,511	22,562,597
Vantagepoint Mid/Small Company Index Fund Class I	1,261,839	15,369,203
		228,204,444

TOTAL INVESTMENTS—100.0%
(Cost $246,386,296)		228,204,444
Other assets less liabilities—(0.0%)		(48,423)

NET ASSETS—100.0%		$228,156,021

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint
Milestone 2020 Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	3,388,346	$34,561,126
Vantagepoint Diversifying Strategies Fund	3,414,165	33,561,245
Vantagepoint Equity Income Fund	6,428,103	46,668,026
Vantagepoint Growth & Income Fund	3,205,259	25,449,754
Vantagepoint Growth Fund	2,607,157	18,380,459
Vantagepoint International Fund	3,678,960	28,364,779
Vantagepoint Low Duration Bond Fund	1,309,074	13,130,014
Vantagepoint Mid/Small Company Index Fund Class I	1,659,032	20,207,010
		220,322,413

TOTAL INVESTMENTS—100.0%
(Cost $240,144,401)		220,322,413
Other assets less liabilities—(0.0%)		(45,258)

NET ASSETS—100.0%		$220,277,155

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint
Milestone 2025 Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,307,581	$23,537,323
Vantagepoint Diversifying Strategies Fund	2,265,958	22,274,367
Vantagepoint Equity Income Fund	5,420,101	39,349,934
Vantagepoint Growth & Income Fund	2,845,015	22,589,417
Vantagepoint Growth Fund	2,307,081	16,264,922
Vantagepoint International Fund	3,308,388	25,507,675
Vantagepoint Low Duration Bond Fund	376,203	3,773,312
Vantagepoint Mid/Small Company Index Fund Class I	1,663,232	20,258,171
		173,555,121

TOTAL INVESTMENTS—100.0%
(Cost $191,131,349)		173,555,121
Other assets less liabilities—(0.0%)		(40,399)

NET ASSETS—100.0%		$173,514,722

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint
Milestone 2030 Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,206,275	$12,304,005
Vantagepoint Diversifying Strategies Fund	1,466,785	14,418,498
Vantagepoint Equity Income Fund	4,809,210	34,914,862
Vantagepoint Growth & Income Fund	2,561,168	20,335,670
Vantagepoint Growth Fund	2,170,609	15,302,796
Vantagepoint International Fund	3,076,188	23,717,409
Vantagepoint Low Duration Bond Fund	153,196	1,536,552
Vantagepoint Mid/Small Company Index Fund Class I	1,760,725	21,445,630
		143,975,422

TOTAL INVESTMENTS—100.0%
(Cost $158,597,009)		143,975,422
Other assets less liabilities—(0.0%)		(37,452)

NET ASSETS—100.0%		$143,937,970

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint
Milestone 2035 Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	482,960	$4,926,195
Vantagepoint Diversifying Strategies Fund	437,780	4,303,375
Vantagepoint Equity Income Fund	3,236,517	23,497,111
Vantagepoint Growth & Income Fund	1,713,924	13,608,554
Vantagepoint Growth Fund	1,541,070	10,864,541
Vantagepoint International Fund	2,149,019	16,568,933
Vantagepoint Mid/Small Company Index Fund Class I	1,398,267	17,030,894
		90,799,603

TOTAL INVESTMENTS—100.0%
(Cost $100,400,086)		90,799,603
Other assets less liabilities—(0.0%)		(32,260)

NET ASSETS—100.0%		$90,767,343

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint
Milestone 2040 Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	493,700	$5,035,740
Vantagepoint Equity Income Fund	3,527,384	25,608,811
Vantagepoint Growth & Income Fund	1,887,444	14,986,309
Vantagepoint Growth Fund	1,674,130	11,802,617
Vantagepoint International Fund	2,364,206	18,228,028
Vantagepoint Mid/Small Company Index Fund Class I	1,533,676	18,680,172
		94,341,677

TOTAL INVESTMENTS—100.0%
(Cost $96,782,775)		94,341,677
Other assets less liabilities—(0.0%)		(33,332)

NET ASSETS—100.0%		$94,308,345

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Vantagepoint
Milestone 2045 Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.2%
Vantagepoint Core Bond Index Fund Class I	64,167	$654,501
Vantagepoint Equity Income Fund	466,855	3,389,369
Vantagepoint Growth & Income Fund	248,727	1,974,893
Vantagepoint Growth Fund	220,626	1,555,410
Vantagepoint International Fund	305,476	2,355,222
Vantagepoint Mid/Small Company Index Fund Class I	202,027	2,460,683
		12,390,078

TOTAL INVESTMENTS—100.2%
(Cost $12,732,712)		12,390,078
Other assets less liabilities—(0.2%)		(29,682)

NET ASSETS—100.0%		$12,360,396

See accompanying notes to financial statements.

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VANTAGEPOINT FUNDS

ICMA RETIREMENT CORPORATION
777 NORTH CAPITOL STREET, NE
WASHINGTON, DC 20002-4240
TOLL-FREE 1-800-669-7400
PARA ASISTENCIA EN ESPAÑOL LLAME AL 1-800-669-8216
WWW.ICMARC.ORG
SAR000-001-201006-188

Item 2 (Code of Ethics):

Sub-item 2a. Not applicable.

Sub-item 2c. Not applicable.

Sub-item 2d. Not applicable.

Sub-item 2e. Not applicable.

Sub-item 2f. Not applicable.

Item 3 (Audit Committee Financial Expert): Not applicable.

Item 4 (Principal Accountant Fees and Services): Not applicable.

Item 5 (Audit Committee of Listed Registrants): Not applicable.

Item 6 (Investments):

Sub-item 6a. Not applicable; included under Item 1 above.

Sub-item 6b. Not applicable; the registrant did not divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7 (Disclosure of Proxy Voting Policies & Procedures for Closed-end Management

Investment Companies): Not applicable to this registrant.

Item 8 (Portfolio Managers of Closed-End Management Investment Companies): Not applicable.

Item 9 (Purchases of Equity Securities by Closed-End Management Investment Company and

Affiliated Purchasers): Not applicable.

Item 10 (Submission of Matters to a Vote of Security Holders): None.

Item 11 (Controls and Procedures):

Sub-item 11a. The principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

Sub-item 11b. There was no change in the registrant's internal control over financial reporting that occurred during the most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 12 (Exhibits):

Sub-item 12a(1). Not applicable.

Sub-item 12a(2). The certification exhibits are attached.

Form N-CSR (Page 3 of 6)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date: August 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date: August 31, 2010

By:	/s/ Elizabeth Glista
Elizabeth Glista, Principal Financial Officer

Date: August 31, 2010